      As filed with the Securities and Exchange Commission on April 8, 2008


                                           REGISTRATION STATEMENT NO. 333-147898

                                                                       811-21267

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--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
PRE-EFFECTIVE AMENDMENT NO.                                                  [ ]

POST-EFFECTIVE AMENDMENT NO. 1                                               [X]


                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 12                                                             [X]

                        (Check Appropriate box or boxes.)

         METLIFE OF CT SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                               (Name of Depositor)

     ONE CITYPLACE, 185 ASYLUM STREET, 3CP, HARTFORD, CONNECTICUT 06103-3415

              (Address of Depositor's Principal Executive Offices) Depositor's Telephone Number, including area code: (860) 308-1000

                              MARIE C. SWIFT, ESQ.
                       METROPOLITAN LIFE INSURANCE COMPANY
                               501 BOYLSTON STREET
                                BOSTON, MA 02116
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on April 28, 2008 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts

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--------------------------------------------------------------------------------

               PIONEER ANNUISTAR(SM) VARIABLE ANNUITY PROSPECTUS:


         METLIFE OF CT SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES METLIFE OF CT SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES

                                 APRIL 28, 2008



This prospectus describes PIONEER ANNUISTAR VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after April 28, 2008 are:


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     Pioneer Cullen Value VCT Portfolio
  TRUST -- CLASS 2                                 Pioneer Emerging Markets VCT Portfolio
  Franklin Rising Dividends Securities Fund        Pioneer Equity Income VCT Portfolio
  Franklin Small-Mid Cap Growth Securities         Pioneer Fund VCT Portfolio
     Fund                                          Pioneer Global High Yield VCT Portfolio
  Templeton Foreign Securities Fund                Pioneer High Yield VCT Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Pioneer Ibbotson Aggressive Allocation VCT
  Legg Mason Partners Variable Aggressive             Portfolio
     Growth Portfolio -- Class II                  Pioneer Ibbotson Growth Allocation VCT
  Legg Mason Partners Variable Capital and            Portfolio
     Income Portfolio -- Class II                  Pioneer Ibbotson Moderate Allocation VCT
  Legg Mason Partners Variable Fundamental            Portfolio
     Value Portfolio -- Class I                    Pioneer Independence VCT Portfolio
MET INVESTORS SERIES TRUST                         Pioneer International Value VCT Portfolio
  Lazard Mid Cap Portfolio -- Class B              Pioneer Mid Cap Value VCT Portfolio
  Met/AIM Capital Appreciation                     Pioneer Oak Ridge Large Cap Growth VCT
     Portfolio -- Class E                             Portfolio
  MFS(R) Research International                    Pioneer Real Estate Shares VCT Portfolio
     Portfolio -- Class B                          Pioneer Small Cap Value VCT Portfolio
  Oppenheimer Capital Appreciation                 Pioneer Strategic Income VCT Portfolio
     Portfolio -- Class B
METROPOLITAN SERIES FUND, INC.
  BlackRock Money Market Portfolio -- Class A
  MFS(R) Total Return Portfolio -- Class B
  Oppenheimer Global Equity
     Portfolio -- Class B
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
  Pioneer Bond VCT Portfolio




     Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds" for more information.


The Contract, certain Contract features and/or some of the funding options may not be available in all states.


This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 28, 2008. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 866-547-3793 or access the SEC's website (http://www.sec.gov). See Appendix F for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                TABLE OF CONTENTS






                                                                          PAGE
                                                                          ----
GLOSSARY................................................................     3
SUMMARY.................................................................     5
FEE TABLE...............................................................     9
CONDENSED FINANCIAL INFORMATION.........................................    13
THE ANNUITY CONTRACT....................................................    13
Contract Owner Inquiries................................................    14
Purchase Payments.......................................................    15
Accumulation Units......................................................    15
The Variable Funding Options............................................    16
FIXED ACCOUNT...........................................................    19
CHARGES AND DEDUCTIONS..................................................    20
General.................................................................    20
Withdrawal Charge.......................................................    20
Free Withdrawal Allowance...............................................    21
Transfer Charge.........................................................    21
Administrative Charges..................................................    21
Mortality and Expense Risk Charge.......................................    22
Variable Liquidity Benefit Charge.......................................    22
Enhanced Stepped-Up Provision Charge....................................    22
Guaranteed Minimum Withdrawal Benefit Charge............................    22
Guaranteed Minimum Withdrawal Benefit for Life ("GMWB for Life")
  Charge................................................................    22
Guaranteed Minimum Accumulation Benefit Charge..........................    23
Variable Funding Option Expenses........................................    23
Premium Tax.............................................................    23
Changes in Taxes Based upon Premium or Value............................    23
TRANSFERS...............................................................    23
Market Timing/Excessive Trading.........................................    23
Dollar Cost Averaging...................................................    25
ACCESS TO YOUR MONEY....................................................    26
Systematic Withdrawals..................................................    26
OWNERSHIP PROVISIONS....................................................    27
Types of Ownership......................................................    27
Contract Owner..........................................................    27
Beneficiary.............................................................    27
Annuitant...............................................................    27
DEATH BENEFIT...........................................................    28
Death Proceeds before the Maturity Date.................................    28
Enhanced Stepped-Up Provision ("E.S.P.")................................    30
Payment of Proceeds.....................................................    31
Spousal Contract Continuance (subject to availability--does not apply if
  a non-spouse is a joint owner)........................................    32
Beneficiary Contract Continuance (not permitted for non-natural
  beneficiaries)........................................................    33
Planned Death Benefit...................................................    33
Death Proceeds after the Maturity Date..................................    34
LIVING BENEFITS.........................................................    34
Guaranteed Minimum Withdrawal Benefit ("GMWB" or "Principal
  Guarantee")...........................................................    34
THE ANNUITY PERIOD......................................................    55
Maturity Date...........................................................    55
Allocation of Annuity...................................................    55
Variable Annuity........................................................    55
Fixed Annuity...........................................................    56
PAYMENTS OPTIONS........................................................    56
Election of Options.....................................................    56
Annuity Options.........................................................    56
Variable Liquidity Benefit..............................................    57
MISCELLANEOUS CONTRACT PROVISIONS.......................................    57
Right to Return.........................................................    57
Termination.............................................................    57
Required Reports........................................................    58
Suspension of Payments..................................................    58
THE SEPARATE ACCOUNTS...................................................    58
Performance Information.................................................    59
FEDERAL TAX CONSIDERATIONS..............................................    59
General Taxation of Annuities...........................................    59
Types of Contracts: Qualified and Non-qualified.........................    60
Qualified Annuity Contracts.............................................    60
Taxation of Qualified Annuity Contracts.................................    61
Mandatory Distributions for Qualified Plans.............................    61
Individual Retirement Annuities.........................................    61
Roth IRAs...............................................................    62
TSAs (ERISA and Non-ERISA)..............................................    62
Non-qualified Annuity Contracts.........................................    64
Diversification Requirements for Variable Annuities.....................    65
Ownership of the Investments............................................    65
Taxation of Death Benefit Proceeds......................................    66
Other Tax Considerations................................................    66
Treatment of Charges for Optional Benefits..............................    66
Guaranteed Minimum Withdrawal Benefits..................................    66
Puerto Rico Tax Considerations..........................................    66
Non-Resident Aliens.....................................................    67
Tax Credits and Deductions..............................................    67
OTHER INFORMATION.......................................................    67
The Insurance Company...................................................    67
Financial Statements....................................................    68
Distribution of Variable Annuity Contracts..............................    68
Conformity with State and Federal Laws..................................    69
Voting Rights...........................................................    70
Restrictions on Financial Transactions..................................    70
Legal Proceedings.......................................................    70
APPENDIX A: CONDENSED FINANCIAL INFORMATION FOR METLIFE OF CT SEPARATE
  ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES...............................   A-1
APPENDIX B: CONDENSED FINANCIAL INFORMATION FOR METLIFE OF CT SEPARATE
  ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES...............................   B-1
APPENDIX C: ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS...........   C-1
APPENDIX D: THE FIXED ACCOUNT...........................................   D-1
APPENDIX E: WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT....   E-1
APPENDIX F: CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.........   F-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (YOU) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 10366, Des Moines, IA 50306-0366 (for overnight delivery or courier service only: 4700 Westown Parkway, Suite 200, West Des Moines, IA 50266). For Purchase Payments and (if applicable) loan repayments, our Home Office address is: MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.


QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408 or 408A of the Code.


SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.


YOU, YOUR -- "You" is the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust.

                                    SUMMARY:

                       PIONEER ANNUISTAR VARIABLE ANNUITY




THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is MetLife Insurance Company of Connecticut ("the Company," "We" or "Us"). The Company sponsors MetLife of CT Separate Account Thirteen for Variable Annuities ("Separate Account Thirteen") and MetLife of CT Separate Account Fourteen for Variable Annuities ("Separate Account Fourteen"), each a segregated account ("Separate Account"). Prior to December 7, 2007, Separate Account Fourteen was sponsored by MetLife Life and Annuity Company of Connecticut ("MLACC"). On that date, MLACC merged with and into the Company, and the Company became the sponsor of Separate Account Fourteen. Immediately following the merger, the Company stopped issuing Contracts under Separate Account Fourteen and now only issues Contracts under Separate Account Thirteen. When we refer to the Separate Account, we are referring to Separate Account Thirteen, except where the Contract was originally issued by MLACC, in which case, we are referring to Separate Account Fourteen.



The Contract and/or certain optional benefits may not currently be available for sale in all states. For contracts issued in New York, a waiver of the withdrawal charge may apply to all Annuity Payments.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.



You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds. If your Contract was issued as a Qualified Contract under Section 403(b) of the Code in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted) as significant adverse tax consequences may result from such additional payments. (See "Federal Tax Considerations.")


The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See "The Annuity Contract" section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.


If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business (generally, 4:00 p.m., Eastern Time) on the day we receive a Written Request for a refund.


CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.


You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Where permitted by state law, we also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.



WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.40% for the Standard Death Benefit and 1.60% for the Enhanced Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.



We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 6%, decreasing to 0% after seven full years. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.)



If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted each business day from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.


Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to "Payment Options" for a description of this benefit.

We offer a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider that you can select when you purchase the Contract. There are four different versions of the GMWB under this Contract: GMWB I, GMWB II, GMWB III and GMWB for Life. (Check with your registered representative to see which version(s) of the rider is available in your state.) If you select one of the GMWB riders, a charge will be deducted each business day from amounts allocated to the Variable Funding Options. The current charge for GMWB I, GMWB II and GMWB III, on an annual basis, is as follows: 0.40%, 0.50% and 0.25%, respectively. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.





If you elect the GMWB for Life ("Living Income Guarantee") rider, a charge will be deducted each business day from amounts allocated to the Variable Funding Options. The charge depends on whether you purchase the Single Life Option or the Joint Life Option. The current charge, on an annual basis, is 0.65% for the Single Life Option and 0.80% for the Joint Life Option. The charge can increase but will never exceed 1.50%. This charge will continue until termination of the rider or Contract. You cannot cancel the rider, although the rider terminates under certain circumstances. (see "Termination".



If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), we will deduct each business day a charge of 0.50% (on an annual basis) from amounts allocated to the Variable Funding Options.


HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money -- Systematic Withdrawals").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. You may also choose to purchase the Enhanced Stepped-Up Provision, which, for a fee, may increase the amount of the death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal contract continuance or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.


     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid to the beneficiary in a lump sum.


     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE" OR "LIVING INCOME GUARANTEE"). For an additional charge, we will guarantee a fixed level of income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your Contract each year. The guarantee is based on Purchase Payments received within two years of your initial purchase. Depending on when you elect to take your first withdrawal, the maximum amount of your investment that you may receive each year is 5%, 6%, or 7%. Payments are guaranteed for your life when you reach age 59 1/2 if you purchase the benefit alone (the "Single Life Option"), or guaranteed for the life of both you and your spouse (the "Joint Life Option") when both you and your spouse reach age 65 if you purchase the benefit with your spouse. The base guarantee increases each year automatically on your anniversary if your Contract Value is greater than the base guarantee. The guarantee is subject to restrictions on withdrawals, and you are required to remain invested in a limited number of specified Variable Funding Options. Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract, and once you purchase the GMWB for Life rider, you cannot cancel it. Guaranteed withdrawals are also available before the qualifying age, however these payments are not guaranteed for life. There is also a guaranteed lump sum feature available after ten years in lieu of guaranteed periodic payments.

     - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB" OR "ACCUMULATION ADVANTAGE"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

--------------------------------------------------------------------------------



The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE.......................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)



TRANSFER CHARGE.........................................   $10(2)
(assessed on transfers that exceed 12 per year)



VARIABLE LIQUIDITY BENEFIT CHARGE.......................   6%(3)
(As a percentage of the present value of the remaining
  Annuity Payments that are surrendered. The interest
  rate used to calculate this present value is 1% higher
  than the Assumed (Daily) Net Investment Factor used to
  calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................   $30(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:

     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                2 years               6%
         2 years                4 years               5%
         4 years                5 years               4%
         5 years                6 years               3%
         6 years                7 years               2%
        7 years+                                      0%



(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                2 years               6%
         2 years                4 years               5%
         4 years                5 years               4%
         5 years                6 years               3%
         6 years                7 years               2%
        7 years+                                      0%



(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense ("M & E") risk charge of 1.40% and an administrative expense charge of 0.15% on all Contracts. In addition, for optional features, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, a 0.25% charge for GMWB III, a 0.65% current charge (maximum of 1.50% upon reset) for GMWB for Life (Single Life Option), and a 0.80% current charge (maximum of 1.50% upon reset) for GMWB for Life (Joint Life Option). Below is a summary of all of the maximum charges that may apply, depending on the death benefit and optional features you select:

                                                           STANDARD DEATH BENEFIT    ENHANCED DEATH BENEFIT
                                                           ----------------------    ----------------------
Mortality and Expense Risk Charge*.....................           1.40%                     1.60%
Administrative Expense Charge..........................           0.15%                     0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
  FEATURES SELECTED....................................           1.55%                     1.75%
Optional E.S.P. Charge.................................           0.20%                     0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED.............................................           1.75%                     1.95%
Optional GMAB Charge...................................           0.50%                     0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
  SELECTED.............................................           2.05%                     2.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMAB SELECTED((5))...................................           2.25%                     2.45%
Optional GMWB I Charge (maximum upon reset)............           1.00%(6)                  1.00%(6)
Optional GMWB II Charge (maximum upon reset)...........           1.00%(6)                  1.00%(6)
Optional GMWB III Charge...............................           0.25%                     0.25%
Optional GMWB for Life (Single Life Option) Charge
  (maximum upon reset).................................           1.50%(6)                  1.50%(6)
Optional GMWB for Life (Joint Life Option) Charge
  (maximum upon reset).................................           1.50%(6)                  1.50%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED.............................................           2.55%                     2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED.............................................           2.55%                     2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III
  ONLY SELECTED........................................           1.80%                     2.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR
  LIFE (SINGLE LIFE OPTION) ONLY SELECTED..............           3.05%                     3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR
  LIFE (JOINT LIFE OPTION) ONLY SELECTED...............           3.05%                     3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB I SELECTED......................................           2.75%                     2.95%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB II SELECTED.....................................           2.75%                     2.95%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB III SELECTED....................................           2.00%                     2.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB FOR LIFE (SINGLE LIFE OPTION) SELECTED..........           3.25%                     3.45%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB FOR LIFE (JOINT LIFE OPTION) SELECTED...........           3.25%                     3.45%


---------



*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: an amount, if any, equal to the underlying fund expenses that are in excess of 1.16% for the Subaccount investing in the Met/AIM Capital Appreciation Portfolio -- Class E; an amount, if any, equal to the underlying fund expenses that are in excess of 1.13% for the Subaccount investing in MFS(R) Research International Portfolio -- Class B, and an amount, if any, equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in Oppenheimer Global Equity Portfolio -- Class B.

(5)   GMAB and GMWB cannot both be elected.


(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are as follows:


-------------------------------------------------------------------------------------------
                     GMWB RIDER                                   CURRENT CHARGE
-------------------------------------------------------------------------------------------
GMWB I                                                                0.40%
-------------------------------------------------------------------------------------------
GMWB II                                                               0.50%
-------------------------------------------------------------------------------------------
GMWB for Life (Single Life Option)                                    0.65%
-------------------------------------------------------------------------------------------
GMWB for Life (Joint Life Option)                                     0.80%
-------------------------------------------------------------------------------------------



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2007 (UNLESS OTHERWISE INDICATED):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-547-3793.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.40%      1.90%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Rising Dividends
     Securities Fund.............    0.58%       0.25%      0.02%         0.01%         0.86%        0.01%         0.85%(1)
  Franklin Small-Mid Cap Growth
     Securities Fund.............    0.47%       0.25%      0.28%         0.01%         1.01%        0.01%         1.00%(1)
  Templeton Foreign Securities
     Fund........................    0.63%       0.25%      0.14%         0.02%         1.04%        0.02%         1.02%(1)
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class II++.....    0.75%       0.25%      0.15%           --          1.15%          --          1.15%(2)
  Legg Mason Partners Variable
     Capital and Income
     Portfolio -- Class II.......    0.75%       0.25%      0.13%           --          1.13%          --          1.13%
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I........    0.75%         --       0.08%           --          0.83%          --          0.83%(2)
MET INVESTORS SERIES TRUST
  Lazard Mid Cap
     Portfolio -- Class B........    0.69%       0.25%      0.06%           --          1.00%          --          1.00%
  Met/AIM Capital Appreciation
     Portfolio -- Class E........    0.76%       0.15%      0.10%           --          1.01%          --          1.01%
  MFS(R) Research International
     Portfolio -- Class B........    0.70%       0.25%      0.09%           --          1.04%          --          1.04%
  Oppenheimer Capital
     Appreciation
     Portfolio -- Class B........    0.58%       0.25%      0.06%           --          0.89%          --          0.89%

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
METROPOLITAN SERIES FUND, INC.
  BlackRock Money Market
     Portfolio -- Class A........    0.33%         --       0.07%           --          0.40%        0.01%         0.39%(3)
  MFS(R) Total Return
     Portfolio -- Class B........    0.53%       0.25%      0.05%           --          0.83%          --          0.83%
  Oppenheimer Global Equity
     Portfolio -- Class B........    0.51%       0.25%      0.10%           --          0.86%          --          0.86%
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
  Pioneer Bond VCT Portfolio.....    0.50%       0.25%      0.28%           --          1.03%        0.16%         0.87%(4)
  Pioneer Cullen Value VCT
     Portfolio...................    0.70%       0.25%      0.37%           --          1.32%        0.32%         1.00%(5)
  Pioneer Emerging Markets VCT
     Portfolio...................    1.15%       0.25%      0.24%           --          1.64%          --          1.64%
  Pioneer Equity Income VCT
     Portfolio...................    0.65%       0.25%      0.05%           --          0.95%          --          0.95%
  Pioneer Fund VCT Portfolio.....    0.65%       0.25%      0.05%           --          0.95%          --          0.95%
  Pioneer Global High Yield VCT
     Portfolio...................    0.65%       0.25%      0.48%           --          1.38%        0.38%         1.00%(6)
  Pioneer High Yield VCT
     Portfolio...................    0.65%       0.25%      0.10%           --          1.00%          --          1.00%
  Pioneer Ibbotson Aggressive
     Allocation VCT Portfolio....    0.17%       0.25%      0.60%         0.88%         1.90%        0.47%         1.43%(7)
  Pioneer Ibbotson Growth
     Allocation VCT Portfolio....    0.17%       0.25%      0.10%         0.82%         1.34%        0.14%         1.20%(8)
  Pioneer Ibbotson Moderate
     Allocation VCT Portfolio....    0.17%       0.25%      0.14%         0.77%         1.33%        0.17%         1.16%(9)
  Pioneer Independence VCT
     Portfolio...................    0.70%       0.25%      0.32%           --          1.27%          --          1.27%
  Pioneer International Value VCT
     Portfolio...................    0.85%       0.25%      0.32%           --          1.42%          --          1.42%
  Pioneer Mid Cap Value VCT
     Portfolio...................    0.65%       0.25%      0.06%           --          0.96%          --          0.96%
  Pioneer Oak Ridge Large Cap
     Growth VCT Portfolio........    0.75%       0.25%      0.29%           --          1.29%        0.34%         0.95%(10)
  Pioneer Real Estate Shares VCT
     Portfolio...................    0.80%       0.25%      0.11%           --          1.16%          --          1.16%
  Pioneer Small Cap Value VCT
     Portfolio...................    0.75%       0.25%      0.15%         0.05%         1.20%          --          1.20%
  Pioneer Strategic Income VCT
     Portfolio...................    0.65%       0.25%      0.18%           --          1.08%          --          1.08%



---------



* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.


** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2007.




(1) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is the "acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.




(2) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.




(3) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.




(4) The waiver reflects a contractual expense limitation in effect through May 1, 2009 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.62% of average daily net assets, and to waive fees or limit other expenses of the Class II shares to effect a like reduction in Class II expenses.


(5) The waiver reflects a contractual expense limitation in effect through May 1, 2009 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses, other than acquired fund fees and expenses, to 1.00% of average daily net assets.




(6) The waiver reflects a contractual expense limitation in effect through May 1, 2009 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.00% of average daily net assets.




(7) The Portfolio is a "fund of funds" that invests in other underlying Pioneer portfolios. As an investor in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios, including the management fee. The waiver reflects a contractual expense limitation in effect through May 1, 2009 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other direct operating expenses to the extent required to reduce Class II expenses, other than acquired fund fees and expenses, to 0.55% of average daily net assets.




(8) The Portfolio is a "fund of funds" that invests in other underlying Pioneer portfolios. As an investor in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios, including the management fee. The waiver reflects a contractual expense limitation in effect through May 1, 2009 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other direct operating expenses to the extent required to reduce Class II expenses, other than acquired fund fees and expenses, to 0.38% of average daily net assets.


(9) The Portfolio is a "fund of funds" that invests in other underlying Pioneer portfolios. As an investor in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios, including the management fee. The waiver reflects a contractual expense limitation in effect through May 1, 2009 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other direct operating expenses to the extent required to reduce Class II expenses, other than acquired fund fees and expenses, to 0.39% of average daily net assets.


(10) The waiver reflects a contractual expense limitation in effect through May 1, 2009 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 0.95% of average daily net assets.



EXAMPLE

The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and the GMWB cannot both be elected.


EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Withdrawal Benefit for Life rider (assuming the maximum 1.50% charge applies in all Contract Years).


                                    IF CONTRACT IS SURRENDERED AT THE               IF CONTRACT IS NOT SURRENDERED OR
                                          END OF PERIOD SHOWN:                   ANNUITIZED AT THE END OF PERIOD SHOWN:
                             ----------------------------------------------  ----------------------------------------------
FUNDING OPTION                 1 YEAR      3 YEARS     5 YEARS    10 YEARS     1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------               ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Underlying Fund with
Maximum Total Annual
Operating Expenses.........    $1,140      $2,065      $3,042      $5,314       $540       $1,615      $2,682      $5,314
Underlying Fund with
Minimum Total Annual
Operating Expenses.........      $991      $1,632      $2,343      $4,034       $391       $1,182      $1,983      $4,034



                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



See Appendices A and B.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------




Pioneer AnnuiStar Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.


You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by state law, we also reserve the right to restrict allocation of Purchase Payments to the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.


Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                          MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
            DEATH BENEFIT/OPTIONAL FEATURE                      ANNUITANT ON THE CONTRACT/RIDER DATE
------------------------------------------------------    -----------------------------------------------
Standard Death Benefit                                                           80
Enhanced Death Benefit                                                           75
Enhanced Stepped-Up Provision (E.S.P.)                                           75


Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES




Any questions you have about your Contract should be directed to our Home Office at 866-547-3793.

PURCHASE PAYMENTS




Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent. Where permitted by state law, we may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract. Purchase Payments may be made at any time while the Annuitant is alive and before the date Annuity Payments begin.


We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).


IF YOU SEND YOUR PURCHASE PAYMENTS OR TRANSACTION REQUESTS TO AN ADDRESS OTHER THAN THE ONE WE HAVE DESIGNATED FOR RECEIPT OF SUCH PURCHASE PAYMENTS OR REQUESTS, WE MAY RETURN THE PURCHASE PAYMENT TO YOU, OR THERE MAY BE A DELAY IN APPLYING THE PURCHASE PAYMENT OR TRANSACTION TO YOUR CONTRACT.



QUALIFIED CONTRACTS UNDER SECTION 403(B). If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "Federal Tax Consequences.")



ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS




You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same as the retail mutual funds offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.



We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a variable product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.


If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.


In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company (both of which are now MetLife Insurance Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying

Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predate the acquisition.



PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of its affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts, and, in the Company's role as an intermediary, with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of its affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee
Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee
Table -- Underlying Fund Fees and Expenses" and "Other
Information -- Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor, MetLife Investors Distribution Company. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 866-547-3793 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Franklin Rising Dividends          Seeks long-term capital            Franklin Advisory Services, LLC
  Securities Fund                  appreciation, with preservation
                                   of capital as an important
                                   consideration.
Franklin Small-Mid Cap Growth      Seeks long-term capital growth.    Franklin Advisers, Inc.
  Securities Fund
Templeton Foreign Securities Fund  Seeks long-term capital growth.    Templeton Investment Counsel, LLC
                                                                      Subadviser: Franklin Templeton
                                                                      Investment Management Limited

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason Partners Variable       Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                   LLC
  Portfolio -- Class II                                               Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks total return (that is, a     Legg Mason Partners Fund Advisor,
  Capital and Income               combination of income and long-    LLC
  Portfolio -- Class II            term capital appreciation).        Subadvisers: Western Asset
                                                                      Management Company; ClearBridge
                                                                      Advisors, LLC; Western Asset
                                                                      Management Company Limited
Legg Mason Partners Variable       Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
  Fundamental Value                Current income is a secondary      LLC
  Portfolio -- Class I             consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
MET INVESTORS SERIES TRUST
Lazard Mid Cap Portfolio -- Class  Seeks long-term growth of          Met Investors Advisory, LLC
  B                                capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
Met/AIM Capital Appreciation       Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class E                                                Subadviser: Invesco Aim Capital
                                                                      Management, Inc.
MFS(R) Research International      Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class B                                                Subadviser: Massachusetts
                                                                      Financial Services Company
Oppenheimer Capital Appreciation   Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class B                                                Subadviser: OppenheimerFunds,
                                                                      Inc.
METROPOLITAN SERIES FUND, INC.
BlackRock Money Market             Seeks a high level of current      MetLife Advisers, LLC
  Portfolio -- Class A             income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC
MFS(R) Total Return                Seeks a favorable total return     MetLife Advisers, LLC
  Portfolio -- Class B             through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
Oppenheimer Global Equity          Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: OppenheimerFunds,
                                                                      Inc.
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
Pioneer Bond VCT Portfolio         Seeks to provide current income    Pioneer Investment Management,
                                   from an investment grade           Inc.
                                   portfolio with due regard to
                                   preservation of capital and
                                   prudent investment risk.
Pioneer Cullen Value VCT           Seeks capital appreciation, with   Pioneer Investment Management,
  Portfolio                        current income as a secondary      Inc.
                                   objective.                         Subadviser: Cullen Capital
                                                                      Management, Inc.
Pioneer Emerging Markets VCT       Seeks long-term growth of          Pioneer Investment Management,
  Portfolio                        capital.                           Inc.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Pioneer Equity Income VCT          Seeks current income and long-     Pioneer Investment Management,
  Portfolio                        term growth of capital from a      Inc.
                                   portfolio consisting primarily of
                                   income producing equity
                                   securities of U.S. corporations.
Pioneer Fund VCT Portfolio         Seeks reasonable income and        Pioneer Investment Management,
                                   capital growth.                    Inc.
Pioneer Global High Yield VCT      Seeks to maximize total return     Pioneer Investment Management,
  Portfolio                        through a combination of income    Inc.
                                   and capital appreciation.
Pioneer High Yield VCT Portfolio   Seeks to maximize total return     Pioneer Investment Management,
                                   through a combination of income    Inc.
                                   and capital appreciation.
Pioneer Ibbotson Aggressive        Seeks long-term capital growth.    Pioneer Investment Management,
  Allocation VCT Portfolio                                            Inc.
                                                                      Subadviser: Ibbotson Associates,
                                                                      LLC
Pioneer Ibbotson Growth            Seeks long-term capital growth     Pioneer Investment Management,
  Allocation VCT Portfolio         and current income.                Inc.
                                                                      Subadviser: Ibbotson Associates,
                                                                      LLC
Pioneer Ibbotson Moderate          Seeks long-term capital growth     Pioneer Investment Management,
  Allocation VCT Portfolio         and current income.                Inc.
                                                                      Subadviser: Ibbotson Associates,
                                                                      LLC
Pioneer Independence VCT           Seeks appreciation of capital.     Pioneer Investment Management,
  Portfolio                                                           Inc.
Pioneer International Value VCT    Seeks long-term capital growth.    Pioneer Investment Management,
  Portfolio                                                           Inc.
Pioneer Mid Cap Value VCT          Seeks capital appreciation by      Pioneer Investment Management,
  Portfolio                        investing in a diversified         Inc.
                                   portfolio of securities
                                   consisting primarily of common
                                   stocks.
Pioneer Oak Ridge Large Cap        Seeks capital appreciation.        Pioneer Investment Management,
  Growth VCT Portfolio                                                Inc.
                                                                      Subadviser: Oak Ridge
                                                                      Investments, LLC
Pioneer Real Estate Shares VCT     Seeks long-term growth of          Pioneer Investment Management,
  Portfolio                        capital. Current income is the     Inc.
                                   portfolio's secondary investment   Subadviser: AEW Management and
                                   objective.                         Advisors, L.P.
Pioneer Small Cap Value VCT        Seeks capital growth by investing  Pioneer Investment Management,
  Portfolio                        in a diversified portfolio of      Inc.
                                   securities consisting primarily
                                   of common stocks.
Pioneer Strategic Income VCT       Seeks a high level of current      Pioneer Investment Management,
  Portfolio                        income.                            Inc.




Certain Variable Funding Options may have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds."


                                  FIXED ACCOUNT

--------------------------------------------------------------------------------



We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix D for more information.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------




GENERAL



We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:


     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)


     -    administration of the annuity options available under the Contracts


     -    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts


     - sales and marketing expenses including commission payments to your registered representative


     -    other costs of doing business

Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established


     - that the amount of the death benefit will be greater than the Contract Value


     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE




We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.) We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:


     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                2 years               6%
         2 years                4 years               5%
         4 years                5 years               4%
         5 years                6 years               3%
         6 years                7 years               2%
        7 + years                                     0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:


     (a)  any Purchase Payment to which no withdrawal charge applies, then


     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d)  any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

     - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)


     - in the form of lifetime Annuity Payments or Annuity Payments for a fixed period of at least five years





     -    under the Managed Distribution Program



     -    under the Nursing Home Confinement provision (as described in Appendix
          E)



FREE WITHDRAWAL ALLOWANCE


Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal allowance applies to any partial or full withdrawal. The free withdrawal allowance is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE



We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES




There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. The annual Contract administrative charge will be deducted on a pro-rata basis from amounts allocated to the Variable Funding Options. We will deduct this charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account, if it is available, or:


     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE




Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is equal to 1.40% annually. If you choose the Enhanced Death Benefit, the M&E charge is equal to 1.60% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your registered representative.


VARIABLE LIQUIDITY BENEFIT CHARGE



If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                2 years               6%
         2 years                4 years               5%
         4 years                5 years               4%
         5 years                6 years               3%
         6 years                7 years               2%
        7 + years                                     0%



Please refer to "Payment Options" for a description of this benefit.


ENHANCED STEPPED-UP PROVISION CHARGE



If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE




If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%. These GMWB riders may be elected only at the time of your initial purchase of the Contract.



GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE") CHARGE



If you elect the GMWB for Life rider, a charge is deducted each business day from amounts held in each Variable Funding Option. The current charge, on an annual basis, is 0.65% if you select the Single Life Option, or 0.80% if you select the Joint Life Option. Your current charge may increase when your benefits automatically reset, unless you notify us not to reset your benefits (see "LIVING BENEFITS -- Guaranteed Minimum Withdrawal Benefit for Life"). The charge will never exceed 1.50%. The charge will continue until termination of the rider or Contract. You cannot cancel the rider, although the rider terminates under certain circumstances (see "Termination"). You may elect the GMWB for Life rider only at the time of your initial purchase of the Contract.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE



If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.50% of the amounts held in each funding option.


VARIABLE FUNDING OPTION EXPENSES



We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX



Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE



If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------



Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.


Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


MARKET TIMING/EXCESSIVE TRADING



Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., Franklin Small-Mid Cap Growth Securities Fund, Templeton Foreign Securities Fund, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Emerging Markets VCT Portfolio, Pioneer Global High Yield VCT Portfolio, Pioneer High Yield VCT Portfolio, Pioneer International Value VCT Portfolio, Pioneer Small Cap Value VCT Portfolio and Pioneer Strategic Income VCT Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.


We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the

Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING



Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Special DCA Program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.


You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the DCA Program period selected to the current funding options over the remainder of that DCA Program transfer period, unless you direct otherwise.


All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.


                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------




Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) and/or the Fixed Account from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.


For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


We may withhold payment of surrender or withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS



Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.


                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------




TYPES OF OWNERSHIP


CONTRACT OWNER



The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.


If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.


Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY



You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT



The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").


There are age restrictions on certain death benefits (see "The Annuity Contract" section).



Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "Owner". All death benefits will be reduced by any premium tax not previously deducted.


DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT


We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax:


     (1)  the Contract Value

     (2)  your Adjusted Purchase Payment (see below) or*


     (3)  the Step-Up Value (if any, as described below)**


ENHANCED DEATH BENEFIT

-------------------------------------------------------------------------------------
If the Annuitant dies before
age 80, the death benefit will
be the greatest of:                 -  the Contract Value;
                                    -  your Adjusted Purchase Payment (see below)*;
                                    -  the Step-Up Value, if any, as described
                                       below** or
                                    -  the Roll-Up Death Benefit Value (as described
                                       below)**
-------------------------------------------------------------------------------------
If the Annuitant dies on or
after age 80, the death benefit
will be the greatest of:            -  the Contract Value;
                                    -  your Adjusted Purchase Payment (see below)* or
                                    -  the Step-Up Value, if any, as described
                                       below** or
                                    -  the Roll-Up Death Benefit Value** (as
                                       described below) on the Annuitant's 80th
                                       birthday, plus any additional Purchase
                                       Payments and minus any partial surrender
                                       reductions (as described below) that occur
                                       after the Annuitant's 80th birthday
-------------------------------------------------------------------------------------




* If you purchased a GMWB rider and if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described below, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the GMWB rider is added to your Contract.



** Your Step-Up Value or your Roll-Up Death Benefit Value will be subject to a partial surrender reduction below even if you have elected one of the four GMWB riders.


ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.


STEP-UP VALUE+


The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.


ROLL-UP DEATH BENEFIT VALUE+


On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b)   is any Purchase Payment made during the previous Contract Year

     c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b) is any Purchase Payment made since the previous Contract Date anniversary

     c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).






+ May not be available in all states. Please check with your registered representative.


PARTIAL SURRENDER REDUCTIONS

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:

           50,000 x (10,000/55,000) = $9,090

Your new Adjusted Purchase Payment would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:

           50,000 x (10,000/30,000) = $16,666

Your new Adjusted Purchase Payment would be 50,000-16,666, or $33,334.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit value (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

           50,000 x (10,000/55,000) = $9,090

Your new Step-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

           50,000 x (10,000/30,000) = $16,666

Your new Step-Up Value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")



THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE. THIS PROVISION MAY NOT BE AVAILABLE IN ALL STATES. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE.

THE RIDER EFFECTIVE DATE is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

           50,000 x (10,000/55,000) = $9,090

You new modified Purchase Payment would be $50,000-$9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

           50,000 x (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000-16,666 = $33,334.

PAYMENT OF PROCEEDS



We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

NON-QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE         The beneficiary(ies), or if    The beneficiary elects to      Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          continue the Contract rather
OWNER)                        Owner's estate.                than receive a lump sum
                                                             distribution.

--------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)  The beneficiary(ies), or if    The beneficiary elects to      Yes
(WITH NO JOINT OWNER)         none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a lump sum
                                                             distribution.

--------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The surviving joint owner.                                    Yes
IS NOT THE ANNUITANT)

--------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The beneficiary(ies), or if    The beneficiary elects to      Yes
IS THE ANNUITANT)             none, to the surviving joint   continue the Contract rather
                              owner.                         than receive a lump sum
                                                             distribution.

--------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The surviving joint owner.     The spouse elects to           Yes
NOT THE ANNUITANT)                                           continue the Contract.

--------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The beneficiary(ies) or, if    The spouse elects to           Yes
THE ANNUITANT)                none, to the surviving joint   continue the Contract.
                              owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             continue the Contract and
                                                             instruct the Company to pay
                                                             the beneficiary who may
                                                             elect to continue the
                                                             Contract.

--------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE     The beneficiary(ies), or if    The beneficiary elects to      Yes
CONTRACT OWNER)               none, to the Contract Owner.   continue the Contract rather
                                                             than receive a lump sum
                                                             distribution.
                                                             But, if there is a
                                                             Contingent Annuitant, then,
                                                             the Contingent Annuitant
                                                             becomes the Annuitant and
                                                             the Contract continues in
                                                             effect (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner.

--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT OWNER)
See death of "owner who is                                   Yes
  the Annuitant" above.

--------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A   The beneficiary(ies) or if                                    Yes. Death of
NON-NATURAL ENTITY/TRUST)     none, to the owner.                                           Annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.

--------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------


QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT               The beneficiary(ies), or if    The beneficiary elects to      Yes
                              none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a lump sum
                                                             distribution.
--------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------



---------
* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the Annuitant's death, the 5-year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)



Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.


The terms and conditions that applied to the original Contract (including Contract fees and charges) will also apply to the continued Contract, with certain exceptions described in the Contract. Any Purchase Payment made before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract. For purposes of the death benefit on the continued Contract, the death benefit will be calculated the same as prior to continuance except all values used to calculate the death benefit, which may include a Step-Up Value or Roll-Up Death Benefit Value (depending on the optional benefit), are reset on the date the spouse continues the contract.



Spousal continuation will not satisfy required minimum distribution rules for Qualified Contracts other than IRAs. In addition, because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Accordingly, a purchaser who has or is contemplating a civil union should note that a a civil union partner would not be able to receive continued payments upon the death of the Owner under the Joint Life version of the GMWB for Life (the "Living Income Guarantee for 2"). Please consult a tax advisor before electing this option.


BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)



If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership



     -    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.


PLANNED DEATH BENEFIT


You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE



If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.


                                 LIVING BENEFITS

--------------------------------------------------------------------------------




GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")


For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.


AVAILABILITY AND ELIGIBILITY We offer several different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers four different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The four GMWB riders described in this prospectus are called "GMWB I", "GMWB II", "GMWB III" , and "GMWB for Life" (described separately below); we may refer to any one of these as GMWB. The availability of each rider is shown below.


                              AVAILABLE GMWB RIDERS

--------------------------------------------------------------------------------------------------------------
         NAME OF RIDER:                    GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
ALSO CALLED:                         Principal Guarantee    Principal Guarantee 5/10    Principal Guarantee 5
--------------------------------------------------------------------------------------------------------------
AVAILABILITY:                         Not available for       Available on or after     Available on or after
                                    purchase on or after        March 21, 2005 if         March 21, 2005 if
                                   March 21, 2005, unless    approved in your state    approved in your state
                                   GMWB II is not approved
                                        in your state
--------------------------------------------------------------------------------------------------------------



CURRENTLY, YOU MAY ELECT A GMWB RIDER ONLY AT THE TIME OF YOUR INITIAL PURCHASE OF THE CONTRACT. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.



REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment. If you added the GMWB after the initial purchase of the Contract, the Initial RBB is the Contract Value on the date the GMWB was added. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.


ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
If you make your first                    5% of RBB                 5% of RBB                 5% of RBB
withdrawal before the 3rd
anniversary
after you purchase GMWB:
--------------------------------------------------------------------------------------------------------------
If you make your first                   10% of RBB                10% of RBB                 5% of RBB
withdrawal on or after the 3(rd)
anniversary after you purchase
GMWB:
--------------------------------------------------------------------------------------------------------------



ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

     - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

     - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.


We will waive any surrender charge on amounts that you withdraw up to your AWB on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.


WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB
Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL        N/A         (100,000 x           [5,000 x (1-         N/A         (100,000 x           [5,000 x (1-
REDUCTION                  10,000/110,000) =    90,000/100,000)] =               10,000/90,000) =     88,889/100,000)] =
(PWR)                            9,091                  500                           $11,111                $556
-------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT                   $10,000                                               $11,111
OF THE
WITHDRAWAL                  (10,000>9,091)                                        (11,111>10,000)
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $11,111                $556
-------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,000               $4,500          $80,000         $88,889               $4,444
-------------------------------------------------------------------------------------------------------------------------


                          WITHDRAWAL EXAMPLE FOR GMWB I

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY                     $90,909               $4,545                          $88,889               $4,444
AFTER
WITHDRAWAL               [100,000 -- (100,000         [(5,000                  [100,000 -- (100,000        [5,000 x
               $100,000    x10,000/110,000)]     x90,909/100,000)]    $80,000    x10,000/90,000)]      (88,889/100,000)]
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $9,091                 $455           $10,000         $11,111                $556
-------------------------------------------------------------------------------------------------------------------------


TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

          -    a qualified retirement plan (Code Section 401),

          -    a tax-sheltered annuity (Code Section 403(b)),

          -    an individual retirement account (Code Sections 408(a)),

          -    an individual retirement annuity (Code Section 408(b)), or

          -    a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or


     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.




RESET (GMWB I AND GMWB II ONLY). If you select GMWB I or GMWB II, you may choose to reset your RBB starting with the 5th year anniversary date of your GMWB purchase. In accordance with the terms of the rider we have established the following procedures for resets. If you elect to reset within 30 days prior to the end of the 5th contract year, your new RBB will be reset to equal your current Contract Value. If you do not reset on the 5th year anniversary, you will have the opportunity to elect to reset during the 30-day period prior to each anniversary following the date of your 5th year anniversary of your GMWB purchase. In the event that you elect a reset you will be eligible to reset your RBB again provided that 5 contract years have elapsed since the most recent reset, so long as your election is made during the 30-day period prior to the anniversary date of your GMWB purchase.


Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.


Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the charge may increase if you elect to reset the RBB. (In such cases, the charge will never exceed the guaranteed maximum charge.) Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.


INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.


GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.


--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
Current Annual Charge                       0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
Maximum Annual Charge After a               1.00%                     1.00%                      N/A
Reset
--------------------------------------------------------------------------------------------------------------


MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     - The total annual payment amount will equal the AWB and will never exceed your RBB, and

     - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.


COMPARISON OF IMPORTANT DIFFERENCES AMONG THE GMWB RIDERS


The following chart may help you decide which version of GMWB is best for you.

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
AWB                                  5% of RBB if first        5% of RBB if first             5% of RBB
                                   withdrawal before 3(rd)   withdrawal before 3(rd)
                                   anniversary 10% of RBB    anniversary 10% of RBB
                                   if first withdrawal on    if first withdrawal on
                                       or after 3(rd)            or after 3(rd)
                                         anniversary               anniversary
--------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                               0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
RESET                                        Yes                       Yes                       No
--------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                        No               Yes, after the 5(th)      Yes, after the 5(th)
                                                               anniversary of GMWB       anniversary of GMWB
                                                                    purchase                  purchase
--------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                      No                        Yes                       Yes
--------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION OF AWB               No                        Yes                       Yes
FOR DISTRIBUTIONS FROM TAX-
QUALIFIED PLANS
--------------------------------------------------------------------------------------------------------------



GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE" OR "LIVING INCOME GUARANTEE")


SUMMARY OF BENEFITS. For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit for Life, or "GMWB for Life". The GMWB for Life rider is designed to protect your investment from poor market performance. CURRENTLY, YOU MAY ELECT THE GMWB FOR LIFE RIDER ONLY AT THE TIME OF YOUR INITIAL PURCHASE OF THE CONTRACT. The GMWB for Life rider:


     - Guarantees a fixed level of income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your Contract each year;

     -    Can be purchased for you alone or with your spouse;

     -    Can accommodate tax-qualified distributions from your Contract;

     - Increases in value on each anniversary if your Contract Value increases through an automatic reset feature;

     - Can provide an income until your guaranteed amount is recovered if your circumstances change before you reach the minimum age to begin lifetime income, as long as you do not withdraw more than a certain amount from your Contract each year;

     - Offers the option to receive a lump sum after a period of years in lieu of the guarantee to take periodic payments if your circumstances change.

You must continue to meet several restrictions and conditions in order to receive the benefits of the GMWB for Life rider. Withdrawals that exceed the allowable annual maximum will more rapidly decrease the guarantees under the rider. Also, to be eligible for the guarantees you are permitted to invest only in a limited number of specified Variable Funding Options. Only Purchase Payments that you make within two years of purchase are eligible for the guarantees. See below for details.


Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract. In the future we may allow Contract Owners to add the rider after purchase. You may not elect the GMWB for Life rider if you have also elected the GMWB or GMAB rider offered under this Contract. The GMWB for Life rider may not be available in all states. Once you purchase the GMWB for Life rider, you cannot cancel it.


In written materials other than this prospectus, we may refer to the GMWB for Life rider using different names. These names are "Living Income Guarantee" and "Living Income Guarantee for 2". These names refer to the same GMWB for Life rider described in this prospectus.

SINGLE LIFE OPTION OR JOINT LIFE OPTION. The GMWB for Life rider is designed for use by you alone (the "Single Life Option"), or you and your spouse (the "Joint Life Option"). You must select either the Single Life Option or the Joint Life Option at the time you elect the GMWB for Life rider.

The Single Life Option is available to all Contract Owners. However, if you select the Single Life Option and your Contract is jointly owned, the age of the older joint owner will determine when you are eligible for lifetime benefits under the rider, and income is guaranteed only over the lifetime of the older joint owner.

The Joint Life Option is only available if you name your spouse as the joint owner or sole beneficiary of your Contract. Under the Joint Life Option, income is guaranteed over the joint lifetime of both you and your spouse. Under the Joint Life Option, the age of the younger spouse determines when you are eligible for lifetime benefits under the rider. This means you and your spouse will have to wait until the younger of you reaches the minimum age to qualify for the lifetime benefit.

REMAINING BENEFIT BASE ("RBB"). The guarantees under the GMWB for Life rider are determined by applying an annual percentage to a base amount that we calculate called the "remaining benefit base" or "RBB."

Your initial RBB is equal to your initial Purchase Payment if you elect GMWB for Life when you purchase your Contract. If in the future we permit the rider to be added after the Contract is issued, then your initial RBB is equal to your Contract Value when you elect the rider. The RBB is not a lump sum guarantee, rather, it is used to determine the amount that we return to you through a series of payments that annually do not exceed a percentage of your RBB.

Your RBB is subject to a maximum of $5,000,000 for all deferred variable annuities issued by us in the same calendar year to you.

LIFETIME WITHDRAWAL BENEFIT ("LWB"). The annual percentage of your RBB that is available for withdrawal is called the "Lifetime Withdrawal Benefit" or "LWB. " Each year you may take withdrawals that do not exceed your LWB.

The level of your initial LWB payment depends on whether your GMWB for Life rider was issued under the Single Life Option or the Joint Life Option, and the timing of your first withdrawal from your Contract. You are eligible to receive payments under the LWB after you attain a certain age as shown below. Under the Joint Life Option, the age of the younger spouse determines eligibility. Under the Single Life Option, if your Contract is jointly owned, the age of the older joint owner determines eligibility.

--------------------------------------------------------------------------------------------
                                                        MINIMUM AGE TO BE ELIGIBLE TO
                                                                 RECEIVE LWB
--------------------------------------------------------------------------------------------
Single Life Option                                              59 1/2 years
--------------------------------------------------------------------------------------------
Joint Life Option                                                 65 years
--------------------------------------------------------------------------------------------



Your initial LWB is calculated as a percentage of the RBB immediately before your first withdrawal:

-------------------------------------------------------------------------------------
SINGLE LIFE OPTION                                                             LWB
-------------------------------------------------------------------------------------
If you make your first withdrawal BEFORE the 5(th) anniversary after you
  purchase GMWB for Life:                                                   5% of RBB
-------------------------------------------------------------------------------------
If you make your first withdrawal ON OR AFTER the 5(th) anniversary, but
  before the 10(th) anniversary:                                            6% of RBB
-------------------------------------------------------------------------------------
If you make your first withdrawal ON OR AFTER the 10(th) anniversary:       7% of RBB
-------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------
JOINT LIFE OPTION                                                              LWB
-------------------------------------------------------------------------------------
If you make your first withdrawal BEFORE the 8(th) anniversary after you
  purchase GMWB for Life:                                                   5% of RBB
-------------------------------------------------------------------------------------
If you make your first withdrawal ON OR AFTER the 8(th) anniversary, but
  before the 15th anniversary:                                              6% of RBB
-------------------------------------------------------------------------------------
If you make your first withdrawal ON OR AFTER the 15(th) anniversary:       7% of RBB
-------------------------------------------------------------------------------------


You should carefully choose when you take your first withdrawal from your Contract, because it will determine your LWB annual percentage which will not change for the life of your Contract. For example, if you take your first withdrawal before the 5th anniversary, your LWB will be 5% of RBB for the life of your Contract, and you will never qualify for a 6% or 7% of RBB.

As long as your total annual withdrawals do not exceed your LWB amount, you may continue to take your LWB payments until death, even if the aggregate payments exceed your RBB. Under the Joint Life Option, payments cease upon the death of the last surviving spouse. Under the Single Life Option, payments cease upon your death, or the death of the older joint owner.

You may adjust the amount and frequency of payments during the year. Each year you may take your LWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your LWB without affecting your guarantee. If you choose to receive only a part of, or none of, your LWB in any given year, your LWB in any subsequent year will not be increased. In certain circumstances we may limit the frequency of LWB payments to annual, such as payments under our Managed Distribution Program, payments to a beneficiary after your death, or if your Contract Value reduces to zero (see below).

ADDITIONAL PREMIUM. Additional Purchase Payments made within two years after you purchase the GMWB for Life rider will increase your RBB, which will serve to increase your LWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new LWB is equal to the LWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original LWB as shown above.

Additional Purchase Payments made more than two years after you purchase the GMWB for Life rider will not be included in your RBB, and will be excluded from the guarantees under your rider. However, additional Purchase Payments will be added to your Contract Value and would be reflected in any reset of the RBB. (See the "Reset" section below.)

WITHDRAWALS. When you make a withdrawal, your LWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase of GMWB for Life (or "GMWB for Life Anniversary"), including the current withdrawal, does not exceed your LWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB for Life Anniversary, including the current withdrawal, exceeds your LWB immediately prior to the current withdrawal, we will recalculate your RBB and LWB.

To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a proportional "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

To recalculate your LWB, we reduce your LWB by a partial withdrawal reduction, which is equal to 1) the LWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by
3) the RBB immediately prior to the current withdrawal.

These recalculations magnify the effect of a withdrawal when your Contract Value is less than your RBB, as shown in the example below.

WITHDRAWAL EXAMPLES The following example is intended to illustrate the effect of withdrawals on your RBB and LWB. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is greater than 65, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                LWB (5%)          VALUE            RBB                LWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL
AND AFTER THE
FIRST GMWB
ANNIVERSARY    $110,000        $110,000               $5,500          $90,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
PARTIAL                                                                                                    [$5,000 x
WITHDRAWAL        N/A         [$110,000 x          [$5,500 x (1-        N/A         [$100,000 x               (-
REDUCTION                ($10,000/ $110,000)]   $100,000/$110,000)]            ($10,000/$90,000)] =      1 -- 88,889-
                               = $10,000               = 500                          $11,111         /$100,000)] = $556
-------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT                   $10,000                                               $11,111
OF THE
WITHDRAWAL                ($10,000 = $10,000)                                   ($11,111 > 10,000)
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $11,111                $556
-------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000        $100,000               $5,000          $80,000         $88,889               $4,444
-------------------------------------------------------------------------------------------------------------------------



RESET. On each anniversary after you purchase the GMWB for Life rider, we will automatically reset your RBB, under our Automatic RBB Reset Program, to an amount equal to 100% of the then Contract Value. We will not automatically reset your RBB if the Contract Value on your anniversary is less than your current RBB, or, if you (or you and your spouse) are over age 85.

You may choose to opt out of the Automatic RBB Reset Program, if a reset of your RBB would cause the charge for your rider to increase. This can happen since the rate you pay for the rider will be changed to the rate in effect at the time of reset and that may be higher than the rate before the reset. We will send you advance notice if the charge for your rider would increase upon reset in order to give you the opportunity to opt out of the Automatic RBB Reset Program. In order to opt out of the Automatic RBB Reset Program, you must notify us in writing which we must receive by the 7th calendar day prior to the scheduled reset. Your rider will no longer be reset for the life of the rider unless you subsequently elect in writing to opt back into the Automatic RBB Reset Program. Your opt back in election will go into effect upon the next GMWB for Life Anniversary following the receipt of your request.

Upon reset, the LWB will be recalculated as the greater of the a) LWB prior to the reset, or b) a percentage of the Reset RBB value. The percentage will equal the percentage of the RBB (e.g. 5%) used in determining the initial LWB.

GUARANTEED PRINCIPAL OPTION. If your circumstances change and you no longer want the lifetime features of the GMWB for Life rider, you may wish to opt out and receive an adjustment to your Contract Value. In this case, once you have held the rider for ten (10) years or more you will have the option each year to elect the Guaranteed Principal Option. Each year you will have a 30-day window period during which you may elect the option. You may only elect the option once, as your GMWB for Life rider will terminate when you exercise the option.

The Guaranteed Principal Option will be paid to you as a positive adjustment to your Contract Value. The adjustment is equal to (a) minus (b):

     a) Purchase Payments credited within 120 days after you purchase the GMWB for Life rider, reduced by a "Percentage Reduction in the Contract Value" attributable to any partial withdrawals taken.

          We compute the "Percentage Reduction in Contract Value" attributable to a partial withdrawal by dividing the dollar amount of the withdrawal, plus any applicable withdrawal charges, by the Contract Value immediately preceding such withdrawal. We apply the Percentage Reduction in the Contract Value as a factor equal to 1 minus the percentage reduction.

     b) Your Contract Value on the GMWB Anniversary immediately preceding exercise of the Guaranteed Principal Option.

For example, assume you make a single Purchase Payment of $100,000 and elect the GMWB for Life rider. Also assume that you make no withdrawals, and that ten years later your Contract Value has declined to $80,000. If you elect to receive the Guaranteed Principal Option, we will apply $20,000 to your Contract Value to restore it to $100,000.

To exercise the Guaranteed Principal Option you must notify us in writing within 30 days following any anniversary of your purchase of the GMWB for Life rider, on or after the tenth (10th) anniversary of your purchase of the rider. We will adjust your Contract Value at the end of the 30-day window period.

The adjustment will be added to each Variable Funding Option in the ratio that the Contract Value in such Variable Funding Option bears to the total Contract Value in all Variable Funding Options. The adjustment will never be less than zero.

If you exercise the Guaranteed Principal Option, the GMWB for Life rider will terminate on the date the adjustment is added to your Contract Value.

Only Purchase Payments credited within 120 days after you purchase the GMWB for Life rider are taken into consideration in determining the amount paid under the Guaranteed Principal Option. If you anticipate making Purchase Payments after the 120-day period, you should understand that such payments will not increase the amount paid under the Guaranteed Principal Option. However, Purchase Payments credited after 120 days are added to your Contract Value and will impact whether or not any benefit is due. Therefore, GMWB for Life may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMWB for Life rider for this feature.

REQUIRED ALLOCATION OF YOUR CONTRACT VALUE AND PREMIUM PAYMENTS. If you elect the GMWB for Life rider, you will be required to invest in a limited number of specific Variable Funding Options, and you will be foreclosed from investing in all the other Variable Funding Options that would otherwise be available to you while the rider is in effect. In addition, you may not allocate any portion of your Contract Value or Premium Payments to the Fixed Account.

You will be required to allocate 100% of your Contract Value or Purchase Payments to one or more of the following Variable Funding Options. Some of these Variable Funding Options invest in mutual funds that invest in other mutual funds, also known as "funds of funds." Please see the section in this prospectus entitled "Variable Funding Options" for a description of the investment objectives of these Variable Funding Options, as well as the section entitled "Fee Table" for the charges associated with these Variable Funding Options.

                               PERMITTED VARIABLE FUNDING OPTIONS
                    --------------------------------------------------------
                          LEGG MASON PARTNERS VARIABLE EQUITY
                            TRUST -- CLASS II
                            Legg Mason Partners Variable Capital and
                               Income Portfolio
                          METROPOLITAN SERIES FUND, INC.
                            BlackRock Money Market Portfolio -- Class
                               A
                            MFS(R) Total Return Portfolio -- Class B
                          PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
                            Pioneer Bond VCT Portfolio
                            Pioneer Global High Yield VCT Portfolio
                            Pioneer High Yield VCT Portfolio
                            Pioneer Ibbotson Growth Allocation VCT
                               Portfolio
                            Pioneer Ibbotson Moderate Allocation VCT
                               Portfolio
                            Pioneer Strategic Income VCT Portfolio



We will reject any request by you to transfer Contract Value or allocate Purchase Payments to a Variable Funding Option other than the permitted Variable Funding Options listed above. You will be required to re-submit your request to comply with the above restrictions. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it violated the above restrictions.

We may make additions to or deletions from the list of permitted Variable Funding Options.


GMWB FOR LIFE CHARGE. The charge for your GMWB for Life rider depends on whether you purchase the Single Life Option or the Joint Life Option. The charge is deducted each business day from amounts held in each Variable Funding Option. The current charge, on an annual basis, is shown below. Your current charge may increase when your RBB automatically resets, unless you notify us not to reset your RBB (see "Reset" above). The charge may increase provided that this rate will not exceed the rate currently applicable to the same rider available for new contract purchases at the time of the Step-Up; but it will never exceed 1.50%.


-----------------------------------------------------------------------------------------
                                                                           CURRENT CHARGE
-----------------------------------------------------------------------------------------
GMWB for Life (Single Life Option)                                              0.65%
-----------------------------------------------------------------------------------------
GMWB for Life (Joint Life Option)                                               0.80%
-----------------------------------------------------------------------------------------


ANNUAL WITHDRAWAL BENEFIT ("AWB"). If your circumstances change, you may wish to take guaranteed withdrawals even though you have not yet reached the minimum age to be eligible for lifetime payments under LWB. In this case, you can take an "Annual Withdrawal Benefit" or "AWB" which allows you to withdraw an amount each year until your RBB is depleted. AWB payments are not guaranteed for life.

The level of your AWB is determined in the same manner as the level of your LWB as described in the above section entitled "Lifetime Withdrawal Benefit ("LWB")", except that there is no minimum age to be eligible to receive AWB payments. Additional Premium Payments affect your AWB in the same manner as they do the LWB as described in the "Additional Premium Payments" section above. The reset of your RBB will affect your AWB in the same manner as it affects the LWB as described in the "Reset" section above.

Withdrawals affect your AWB in the same manner as your LWB as described in the "Withdrawals" section above, with the following exception. If you begin taking AWB withdrawals before you reach the minimum age to qualify for payments under LWB, when you reach the minimum age any withdrawals in excess of your LWB amount will subject your LWB and RBB to a partial withdrawal reduction, even if your withdrawal does not exceed your AWB. This could serve to decrease the amount of your future monthly payments under LWB, and the length of the time period during which you may continue to take payments under AWB.

SHOULD I TAKE WITHDRAWALS UNDER LWB OR AWB? The GMWB for Life rider works best, and is designed, for the Contract Owner who can wait until the minimum age is attained to qualify for LWB payments. If you take your first withdrawal after you have reached the minimum age to qualify for LWB payments, payments under AWB or LWB are equal and the same. However, if you take your first withdrawal before you have reached the minimum age to qualify for LWB payments, the AWB or LWB payments available to you when you reach the minimum age may not be equal.

AWB is designed for the Contract Owner who has undergone a change in circumstances and wants to take withdrawals before reaching the minimum age to qualify for LWB payments.

If you choose to take AWB payments before you qualify for LWB payments, you should consider that the charges for the GMWB for Life rider are designed to support LWB payments for life, and that you may be paying a higher charge without receiving the full benefit.

IF YOU CONTINUE TO MAKE WITHDRAWALS IN EXCESS OF THE LWB ONCE THE MINIMUM AGE TO QUALIFY FOR LWB HAS BEEN REACHED, YOU MAY EVENTUALLY LOSE ANY BENEFIT UNDER LWB.

Whether you choose to access your money using the LWB, AWB, or Guaranteed Principal Option depends on your individual financial circumstances and the performance of your Contract. You should consult with your financial adviser to determine which method is best for you.

TAX-QUALIFIED DISTRIBUTION PROGRAMS. Subject to certain limitations and restrictions, your LWB and AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, but will not affect the LWB or AWB. The following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     1) distributions relating to this Contract intended to satisfy the required minimum distribution rules under Internal Revenue Code of 1986, as amended, ("Code"), Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to a qualified retirement plan (Code Section 401), a tax-sheltered annuity (Code
          Section 403(b)), an individual retirement annuity (Code Section 408(b)), or an eligible deferred compensation plan (Code Section 457(b)), which required minimum distribution is calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate, or as otherwise required to be calculated under the Code and the regulations thereunder;

     2) distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life, or over a period no longer than the remaining life expectancy, of a designated beneficiary relating to this Contract;

     3) distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of such participant and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710, or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program) relating to this Contract; or

     4) distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice

          2004-15, page 526, or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program) relating to this Contract.

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB for Life rider, however your RBB, LWB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB for Life Anniversary, and you may only make the change during the 30-day period after your GMWB for Life Anniversary. At the time you purchase GMWB for Life, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB for Life Anniversary.

You are advised to take your required distributions prior to purchasing GMWB for Life in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB for Life, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

ANY WITHDRAWALS OUTSIDE THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB for Life (a "GMWB for Life Year"). If during any GMWB for Life Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB for Life rider, however for the remainder of the GMWB for Life Year your RBB, LWB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

DISTRIBUTIONS UNDER THE TAX-QUALIFIED DISTRIBUTION PROGRAM WILL BE DETERMINED AS IF YOUR CONTRACT UNDER WHICH YOUR GMWB FOR LIFE RIDER WAS ISSUED WERE THE ONLY CONTRACT SUBJECT TO THE ABOVE TAX RULES.


TERMINATION. Once you purchase the GMWB for Life rider, you cannot cancel it. However, the rider will automatically terminate when:


     -    you make a full withdrawal of your Contract Value;

     -    you apply all of your Contract Value to an Annuity Option;

     - the Contract Owner dies and a death benefit under your Contract becomes payable, unless the Contract is continued by the beneficiary;

     - the Annuitant dies and the Annuitant is not the person whose life is used to determine guaranteed payments;

     - you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option;

     -    you opt to take the Guaranteed Principal Option; or

     -    you terminate your Contract.

Charges for the rider cease upon termination.


OTHER INFORMATION. You should also consider the following before you purchase the GMWB for Life rider:


     - The charge for the GMWB for Life rider continues for the life of the rider, even if you never need nor exercise the guarantees under the rider.

     - Withdrawals that are greater than your LWB or AWB will erode your guarantee by serving to more rapidly deplete your RBB.

     - The GMWB for Life rider is not transferable; if you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option, the rider terminates automatically.

     - If you only plan to take AWB, or take the Guaranteed Principal Option, you should consider the higher cost of the GMWB for Life rider which is designed to support payments for life under LWB.

     - If you continue to take AWB once eligible for LWB, you may eventually lose any benefit under LWB.


EFFECT ON THE DEATH BENEFIT. The GMWB for Life rider terminates when a death benefit under your Contract becomes payable, except in certain circumstances when the beneficiary may continue the Contract along with the GMWB for Life rider (see "Contract Continuation by Beneficiary" and "Contract Value Reduces to Zero" below).


However, if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described in the "Death Benefit" section, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

If the Annuitant dies before the Contract Owner(s), then the GMWB for Life rider will terminate and the beneficiary cannot continue the rider.

Under the Joint Life Option, if the spousal beneficiary predeceases the Contract Owner, the rider continues and no death benefit is paid out; the Contract Owner may then name a new beneficiary for the purposes of the death benefit provisions under the Contract, but not for purposes of the GMWB for Life rider.

Notwithstanding anything in the GMWB for Life rider to the contrary:

     a) In order to comply with section 72(s) of the Code, if the GMWB for Life rider is purchased with respect to a non-qualified annuity contract, any death benefit paid out under the terms of the GMWB for Life rider to a non-spousal Beneficiary upon the death of the owner (or to a payee other than the spouse of the Annuitant on the death of the Annuitant, where the Contract is owned by a non-natural person) (including payments made under the "Contract Continuation by the Beneficiary" provision, "Contract Value Reset to Zero" provision, and any other payments of the AWB and RBB otherwise made after a death) will be paid out in non-increasing annual installments over a period no longer than the remaining single life expectancy of the Beneficiary under the appropriate IRS life expectancy table under Code Section 72 and the regulation thereunder or as otherwise provided under the tax law for non-qualified annuities and under Code Section 72(s). Such payments must begin within 12 months of the date of death in all cases.

     b) Where the Beneficiary or other payee under paragraph (a) is not a natural person, such period may not extend beyond the fifth anniversary of the date of the death.

     c) If the GMWB for Life rider is issued under a Qualified Contract and the death occurs on or after the Required Beginning Date of distributions to the participant under Code Section 401(a)(9), the period for the payments described in paragraph (a) above may not exceed the longer of: (i) the Beneficiary's or other payee's remaining life expectancy or (ii) the deceased Annuitant's remaining life expectancy in the year of his or her death, reduced by one for each calendar year thereafter.

     d) Where under other sections of the GMWB for Life rider, any payment described in this section ("Effect on Death Benefits") is payable over a shorter period of time, required to begin at an earlier date, or would otherwise be paid more rapidly than under this section ("Effect on Death Benefit"), then such payment will be made under the terms of such other provision.

If annual payments must exceed the AWB in order to comply with these requirements, then these payments will not result in a Partial Withdrawal Reduction to the RBB and AWB as described in the RBB and AWB sections of the GMWB for Life rider. Each withdrawal will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

You should consult with your tax advisor prior to purchasing a variable annuity contract and optional rider, such as the GMWB for Life rider.

CONTRACT CONTINUATION BY THE BENEFICIARY. Under the Joint Life Option, if the spousal beneficiary elects to continue the Contract instead of receiving the death benefit, the GMWB for Life rider will also continue for the benefit of the spouse. Upon the death of the spouse, the LWB will terminate. However, if there are any remaining AWB payments, such payments may be continued by a surviving beneficiary instead of receiving a death benefit. In such case payments will be made annually on the next rider anniversary, no further resets will be made of the RBB, and the RBB will be reduced by the amount of each payment. Upon the death of such beneficiary, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.

Under the Single Life Option, the LWB terminates when a death benefit becomes payable under the Contract, regardless of whether the Contract is continued by a beneficiary. If a non-spousal beneficiary continues the Contract, even under the Joint Life Option, the LWB terminates. However, if there are any remaining AWB payments, such payments may also be continued by a surviving beneficiary as described in the preceding paragraph.

Payments made under the Continuation by the Beneficiary provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner (or upon the death of the Annuitant where the owner is not a natural person), the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code Section 72(s) in the case of a rider made a part of a non-qualified Contract.

For riders issued under a Qualified Contract, the payments under the Continuation by the Beneficiary provision of the GMWB for Life rider must be paid out at regular intervals in non-increasing annual payments made over a period no longer than that permitted under Code Section 401(a)(9) and the regulations thereunder.

Payments to the Beneficiary or to the owner's estate on the death of the owner, or payments to the Beneficiary's estate (or to the successor beneficiary) in the case of the Beneficiary's death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.

CONTRACT VALUE REDUCES TO ZERO. If your Contract Value reduces to zero for reasons other than you making 1) a withdrawal that exceeds your AWB or LWB or 2) a full withdrawal of your Contract Value, and the minimum age has already been reached to be eligible to receive LWB payments, then we will automatically begin paying you annual payments equal to the LWB as long as you (or you or your spouse under the Joint Life Option) are alive unless you elect to receive annual payments equal to the AWB as set forth below. Payments will be made once a year on each rider effective date anniversary starting with the next anniversary. Each payment will reduce the RBB by the amount of the payment. Alternatively, you have the option to elect in writing to instead receive annual payments equal to the current AWB, as of the date your written election is received in good order at our Home Office, until the RBB is depleted. Upon such election, we will begin paying you the AWB starting on the next rider effective date anniversary following the date your written election is received in good order in our Home Office.

If the minimum age to be eligible for LWB payments has not yet been reached, and the RBB is greater than zero, we will automatically begin paying you annual payments equal to the AWB until the RBB is depleted. All other rights under your Contract cease, we will no longer accept subsequent Purchase Payments and no future resets will be allowed. All other optional endorsements are terminated without value.

Upon your death (or your or your spouse's death under the Joint Life Option), your Beneficiary(s) will receive the following:

     1) Under the Single Life Option, the LWB will be set to $0.00 and the beneficiary(s) will receive annual payments equal to the current AWB until the RBB is depleted. No other death benefit or Enhanced Stepped-Up Provision (if any) will be paid if the RBB is already equal to zero upon the owner's death. The death benefit under the Contract is cancelled. Upon the beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.

     2) Under the Joint Life Option, the terms of the rider continue and we will continue to your spouse annual payments equal to either the LWB or AWB according to your election prior to your death and the terms described above. The death benefit under the Contract is cancelled. Upon the spouse's death, the LWB will be set to $0.00 and the spousal beneficiary's estate or Beneficiary, as applicable, will receive annual payments equal to the current AWB until the RBB is depleted. Upon that beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.

     3) Payments made under the "Contract value reduces to Zero" provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner, the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code Section 72(s) in the case of a rider made a part of a non-qualified Contract.

     4) For riders issued under a Contract that is issued to an Individual Retirement Account under Code Section 408(a), an Individual Retirement Annuity under Code Section 408(b), a Roth IRA annuity under Code
          Section 408A, a SIMPLE IRA annuity under Code Section 408(p) or any other annuity under an employer's retirement plan that is subject to the required minimum distribution rules under Code Section 401(a)(9), including the after-death distribution rules under Code Section 401(a)(9)(B) ("Qualified Contracts"), The payments under this provision of the GMWB for Life rider will be adjusted as required to be paid out in a non-increasing annual payments over a period no longer than permitted under Code Section 401(a)(9).

Payments to the Beneficiary (or to the owner's estate on the death of the owner), or payments to the successor beneficiary (or to the Beneficiary's estate) in the case of the Beneficiary's death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB" OR "ACCUMULATION ADVANTAGE")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.


     - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes all the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.


     - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.

Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

-------------------------------------------------------------------------------------------------------------------
                           INCREASING CONTRACT VALUE                           DECLINING CONTRACT VALUE
-------------------------------------------------------------------------------------------------------------------
                                      BASE                                               BASE
                   CONTRACT       CALCULATION                         CONTRACT       CALCULATION
                    VALUE            AMOUNT        BENEFIT BASE        VALUE            AMOUNT        BENEFIT BASE
-------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $100,000         $100,000      Not Applicable      $100,000         $100,000      Not Applicable
-------------------------------------------------------------------------------------------------------------------
VALUE AS OF
RIDER
MATURITY DATE      $110,000         $100,000         $100,000         $90,000          $100,000         $100,000
-------------------------------------------------------------------------------------------------------------------
AMOUNT
APPLIED TO
CONTRACT
VALUE DUE TO
GMAB RIDER                           $0(1)                                            $10,000(2)
-------------------------------------------------------------------------------------------------------------------


(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.
(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

-------------------------------------------------------------------------------------------------------------------
                  ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS       ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
-------------------------------------------------------------------------------------------------------------------
                                                       BASE                                               BASE
                   CONTRACT         PURCHASE       CALCULATION        CONTRACT         PURCHASE       CALCULATION
                    VALUE           PAYMENT           AMOUNT           VALUE           PAYMENT           AMOUNT
-------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $100,000         $100,000         $100,000         $100,000         $100,000         $100,000
-------------------------------------------------------------------------------------------------------------------
VALUE BEFORE
ADDITIONAL
PURCHASE
PAYMENT            $110,000      Not Applicable      $100,000         $110,000      Not Applicable      $100,000
-------------------------------------------------------------------------------------------------------------------
VALUE AFTER
ADDITIONAL
PURCHASE
PAYMENT            $120,000         $10,000          $110,000         $120,000         $10,000          $100,000
-------------------------------------------------------------------------------------------------------------------


The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT

---------------------------------------------------------------------------------------------------------------------------
                                                    ASSUMING INCREASING CONTRACT VALUE
---------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
---------------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $100,000              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL           $110,000              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY                                                                           [100,000 x
FOLLOWING
PARTIAL                                                                            10,000/110,000] =
WITHDRAWAL           $100,000               $90,000               $10,000               $9,091                $10,000
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                     ASSUMING DECLINING CONTRACT VALUE
---------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
---------------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $100,000              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL            $90,000              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY                                                                           [100,000 x
FOLLOWING
PARTIAL                                                                            10,000/90,000] =
WITHDRAWAL            $80,000               $88,889               $10,000               $11,111               $11,111
---------------------------------------------------------------------------------------------------------------------------



INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

     - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

     - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

     - If you make an additional Purchase Payment, you can only allocate up to 80% of the Purchase Payment to Subaccounts that we classify as Class A.

     - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payment to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently classified as Class B Subaccounts. All remaining Subaccounts offered under the Contract are classified as Class A Subaccounts.

                                      CLASS B SUBACCOUNTS/
                                        UNDERLYING FUNDS
                    --------------------------------------------------------
                          METROPOLITAN SERIES FUND, INC.
                            BlackRock Money Market Portfolio -- Class
                               A
                            MFS(R) Total Return Portfolio -- Class B
                          PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
                            Pioneer Bond VCT Portfolio
                            Pioneer Global High Yield VCT Portfolio
                            Pioneer Ibbotson Growth Allocation VCT
                               Portfolio
                            Pioneer Ibbotson Moderate Allocation VCT
                               Portfolio
                            Pioneer Strategic Income VCT Portfolio



GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

          Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new

          Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

          Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB


If you elect the GMAB Rider, we will deduct an additional charge on each business day that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.


ADDITIONAL CONSIDERATIONS

     - Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

     - If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

     - Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

     - If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------




MATURITY DATE



Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected and any living benefit rider is terminated.



You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90(th) birthday for Non-qualified Contracts and the Annuitant's 70(th) birthday for Qualified Contracts or ten years after the effective date of the Contract, if later (this requirement may be changed by us).


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.




ALLOCATION OF ANNUITY


You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY



You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY




You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.


                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------




ELECTION OF OPTIONS


While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.")

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS



Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.


Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. This option may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.


Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.




VARIABLE LIQUIDITY BENEFIT


This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------




RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION




We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to terminate your traditional IRA, Roth IRA or other Qualified Contract.

REQUIRED REPORTS


As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS



The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS

--------------------------------------------------------------------------------


The Company sponsors Separate Account Thirteen and Separate Account Fourteen. When we refer to the Separate Account, we are referring to Separate Account Thirteen, except where the Contract was originally issued by MLACC, in which case, we are referring to Separate Account Fourteen. (See "The Insurance Company" .) Both Separate Account Thirteen and Separate Account Fourteen were established on November 14, 2002 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.





We anticipate merging Separate Account Thirteen and Separate Account Fourteen with and into another separate account of the Company (the MetLife of CT Separate Account Eleven for Variable Annuities) during the fourth quarter of 2008 at the earliest, subject to regulatory approval. This merger will have no effect on the provisions of, and the rights and obligations under, the Contract. Similarly, the merger will not have any adverse impact on your Contract Value or any tax consequences for you.



We hold the assets of the Separate Account for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.


All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION



In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------



The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.


You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (top rate of 35%). The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED




QUALIFIED ANNUITY CONTRACTS



If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.


The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


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TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB ) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.


NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES




To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 in 2007 and $5,000 in 2008, and it may be indexed for inflation in years after 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both


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spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $46,000 or 100% of pay for each participant in 2008.



ROTH IRAS





Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.



TSAS (ERISA AND NON-ERISA)


GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).




Recently, the IRS announced new regulations affecting sec.403(b) plans and arrangements. As part of these regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). These regulations are generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.





If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).



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WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:


     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);


     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.


DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Effective January 1, 2006, employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:





     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.





     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.





     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).





     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.





     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.





     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.





     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.


Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.


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Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.



In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).


If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.


The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.


Your Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.




NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-

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qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control

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over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS




TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that certain benefits or the charges for certain benefits such as guaranteed death benefits (including the Roll-up Death Benefit) and certain living benefits (e.g. Guaranteed Minimum Withdrawal Benefit) could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these earnings and benefits as an intrinsic part of the Contract and not report them as taxable income until distributions are actually made. However, it is possible that this may change if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under 59 1/2. You should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED MINIMUM WITHDRAWAL BENEFITS




If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.


In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial

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portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS



The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

--------------------------------------------------------------------------------




THE INSURANCE COMPANY




Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.




Before December 7, 2007, certain of the Contracts were issued by MetLife Life and Annuity Company of Connecticut, a stock life insurance company chartered in 1973 in Connecticut. These Contracts were funded through Separate Account Fourteen, a separate account registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. On December 7, 2007, MLACC, a wholly-owned subsidiary of the Company and an indirect, wholly-owned subsidiary of MetLife, Inc., merged with and into the Company. Upon consummation of the merger, MLACC's corporate existence ceased by operation of law, and the Company assumed legal ownership of all of the assets of MLACC, including Separate Account Fourteen and its assets. Pursuant to the merger, therefore, Separate Account Fourteen became a separate account of the Company. As a result of the merger, the Company also has become responsible for all of MLACC's liabilities and obligations, including those created under the Contract as initially issued by MLACC (formerly known as The Travelers Life and Annuity Company) and outstanding on the date of the merger. The Contract has thereby become a variable contract funded by a separate account of the Company, and each owner thereof has become a Contract Owner of the Company.



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FINANCIAL STATEMENTS



The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS




DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut (the "Company") has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.



MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.



MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.


COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the

Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into a preferred distribution arrangement with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates MetLife Securities, Inc., Walnut Street Securities, Inc., and New England Securities Corporation. See the "Statement of Additional
Information -- DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2007, as well as the range of additional compensation paid.



The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds that may be offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers LLC and Met Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALE BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.


MetLife registered representatives receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS



The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS




The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.


RESTRICTIONS ON FINANCIAL TRANSACTIONS



Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS



In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A

--------------------------------------------------------------------------------





                         CONDENSED FINANCIAL INFORMATION



       FOR METLIFE OF CT SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



               PIONEER ANNUISTAR -- SEPARATE ACCOUNT CHARGES 1.55%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.432          1.527                --
                                                       2006      1.371          1.432            62,101
                                                       2005      1.283          1.371            61,224
                                                       2004      1.225          1.283            39,093
                                                       2003      1.000          1.225            16,655

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (12/03)............................................  2007      1.606          1.728            75,600
                                                       2006      1.470          1.606            87,262
                                                       2005      1.392          1.470            75,943
                                                       2004      1.244          1.392             4,645
                                                       2003      1.000          1.244                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.561          1.495           422,934
                                                       2006      1.353          1.561           403,200
                                                       2005      1.329          1.353           371,617
                                                       2004      1.216          1.329           259,711
                                                       2003      1.000          1.216            33,517

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/03).......................  2007      1.618          1.772           192,500
                                                       2006      1.512          1.618           172,563
                                                       2005      1.465          1.512           163,746
                                                       2004      1.335          1.465           142,176
                                                       2003      1.000          1.335                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      2.026          2.303           149,120
                                                       2006      1.694          2.026           150,829
                                                       2005      1.562          1.694           159,523
                                                       2004      1.338          1.562           136,647
                                                       2003      1.000          1.338            10,473

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.625          1.566           154,213

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.367          1.372           115,498

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.732          1.660            77,987

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.203          1.261                --
                                                       2006      1.037          1.203            85,924
                                                       2005      0.951          1.037            49,141

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.334          1.372                --
                                                       2006      1.207          1.334           116,140
                                                       2005      1.191          1.207           119,061
                                                       2004      1.115          1.191            74,720
                                                       2003      1.000          1.115            42,640

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.585          1.640                --
                                                       2006      1.453          1.585           151,437
                                                       2005      1.346          1.453           143,457
                                                       2004      1.257          1.346            47,535
                                                       2003      1.000          1.257             1,293

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.508          1.574            65,169

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.008          1.134           516,496
                                                       2006      1.000          1.008           553,425

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.034          1.070           210,903
                                                       2006      1.000          1.034           302,728

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.980                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.052          1.101           446,847
                                                       2006      1.000          1.052           425,433

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      1.002          1.011                --
                                                       2005      0.989          1.002           127,661
                                                       2004      0.994          0.989            55,015
                                                       2003      1.000          0.994            13,810

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.337          1.397                --
                                                       2005      1.295          1.337           372,259
                                                       2004      1.233          1.295           247,784
                                                       2003      1.000          1.233            29,629

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.858          2.023                --
                                                       2005      1.654          1.858           201,739
                                                       2004      1.413          1.654           130,771
                                                       2003      1.000          1.413             2,962

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (12/03)............................................  2007      1.028          1.067                --
                                                       2006      1.012          1.028           190,659
                                                       2005      1.010          1.012           177,201
                                                       2004      0.996          1.010           114,631
                                                       2003      1.000          0.996             8,327

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (7/04).............................................  2006      0.998          1.123                --
                                                       2005      1.002          0.998             6,230
                                                       2004      0.994          1.002                --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.168          1.243                --
                                                       2005      1.143          1.168            66,867
                                                       2004      1.110          1.143            31,780
                                                       2003      1.000          1.110                --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.054          1.092           247,099

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.252          1.312           246,702
                                                       2006      1.086          1.252           130,177
                                                       2005      1.020          1.086            59,240

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      3.190          4.474            55,631
                                                       2006      2.391          3.190            19,898
                                                       2005      1.765          2.391            18,563
                                                       2004      1.510          1.765            19,451
                                                       2003      1.000          1.510                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.720          1.703           160,520
                                                       2006      1.430          1.720           123,552
                                                       2005      1.377          1.430           130,534
                                                       2004      1.205          1.377           114,770
                                                       2003      1.000          1.205            12,289

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.251          1.377                --
                                                       2006      1.065          1.251             4,361
                                                       2005      1.000          1.065                --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.585          2.015                --
                                                       2005      1.493          1.585                --
                                                       2004      1.283          1.493                --
                                                       2003      1.000          1.283                --

  Pioneer Fund VCT Subaccount (Class II) (9/03)......  2007      1.583          1.633           225,278
                                                       2006      1.382          1.583           196,485
                                                       2005      1.324          1.382           162,705
                                                       2004      1.213          1.324            53,093
                                                       2003      1.000          1.213             5,141

  Pioneer Global High Yield VCT Subaccount (Class II)
  (7/05).............................................  2007      1.148          1.154           336,051
                                                       2006      1.041          1.148            68,721
                                                       2005      1.026          1.041            77,824

  Pioneer High Yield VCT Subaccount (Class II)
  (9/03).............................................  2007      1.305          1.357           186,880
                                                       2006      1.224          1.305           168,199
                                                       2005      1.223          1.224           171,546
                                                       2004      1.153          1.223           137,405
                                                       2003      1.000          1.153            14,646

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (7/05).......................  2007      1.222          1.266                --
                                                       2006      1.085          1.222            10,926
                                                       2005      1.014          1.085                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.182          1.230           514,455
                                                       2006      1.065          1.182           535,108
                                                       2005      0.991          1.065                --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.144          1.190         1,719,260
                                                       2006      1.050          1.144         1,755,889
                                                       2005      0.976          1.050            56,719

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.318          1.394            82,109
                                                       2006      1.228          1.318            87,903
                                                       2005      1.208          1.228            90,378
                                                       2004      1.154          1.208            65,311
                                                       2003      1.000          1.154                --

  Pioneer International Value VCT Subaccount (Class
  II) (1/04).........................................  2007      2.059          2.296            50,787
                                                       2006      1.706          2.059            18,087
                                                       2005      1.504          1.706            17,330
                                                       2004      1.290          1.504            17,330
                                                       2003      1.000          1.290                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.859          1.929           320,588
                                                       2006      1.682          1.859           299,644
                                                       2005      1.587          1.682           286,391
                                                       2004      1.324          1.587           223,479
                                                       2003      1.000          1.324            11,380

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.181          1.257           132,741
                                                       2006      1.167          1.181           141,036
                                                       2005      1.095          1.167           148,247
                                                       2004      1.023          1.095            61,245

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (9/03).........................................  2007      2.555          2.035           101,946
                                                       2006      1.901          2.555            62,090
                                                       2005      1.681          1.901            61,710
                                                       2004      1.261          1.681            53,949
                                                       2003      1.000          1.261                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (7/04)..................................  2007      1.174          1.388                --
                                                       2006      1.106          1.174            43,521
                                                       2005      1.074          1.106            45,136
                                                       2004      1.050          1.074            27,027

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.966          1.797            34,469
                                                       2006      1.749          1.966            33,892
                                                       2005      1.599          1.749            30,295
                                                       2004      1.355          1.599            26,176
                                                       2003      1.000          1.355             7,387

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.434          1.523                --
                                                       2005      1.433          1.434                --
                                                       2004      1.285          1.433                --
                                                       2003      1.000          1.285                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Strategic Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.245          1.301           264,186
                                                       2006      1.190          1.245           218,868
                                                       2005      1.179          1.190           206,023
                                                       2004      1.089          1.179           174,929
                                                       2003      1.000          1.089            18,718

  Pioneer Value VCT Subaccount (Class II) (12/03)....  2007      1.526          1.528                --
                                                       2006      1.347          1.526            37,333
                                                       2005      1.307          1.347            36,932
                                                       2004      1.192          1.307            38,899
                                                       2003      1.000          1.192             3,492






               PIONEER ANNUISTAR -- SEPARATE ACCOUNT CHARGES 2.45%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.156          1.229             --
                                                       2006      1.117          1.156             --
                                                       2005      1.054          1.117             --
                                                       2004      1.000          1.054             --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (12/03)............................................  2007      1.207          1.287             --
                                                       2006      1.115          1.207             --
                                                       2005      1.065          1.115             --
                                                       2004      1.000          1.065             --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.237          1.174             --
                                                       2006      1.082          1.237             --
                                                       2005      1.072          1.082             --
                                                       2004      1.000          1.072             --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/03).......................  2007      1.176          1.277             --
                                                       2006      1.109          1.176             --
                                                       2005      1.084          1.109             --
                                                       2004      1.000          1.084             --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.472          1.658             --
                                                       2006      1.242          1.472             --
                                                       2005      1.155          1.242             --
                                                       2004      1.000          1.155             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.244          1.191             --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.183          1.181             --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.282          1.221             --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.183          1.237             --
                                                       2006      1.029          1.183             --
                                                       2005      0.949          1.029             --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.159          1.189             --
                                                       2006      1.058          1.159             --
                                                       2005      1.053          1.058             --
                                                       2004      1.000          1.053             --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.217          1.255             --
                                                       2006      1.126          1.217             --
                                                       2005      1.052          1.126             --
                                                       2004      1.000          1.052             --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.213          1.259             --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.002          1.117             --
                                                       2006      1.000          1.002             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.020          1.046             --
                                                       2006      1.000          1.020             --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.974             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.046          1.085             --
                                                       2006      1.000          1.046             --

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.998          1.004             --
                                                       2005      0.994          0.998             --
                                                       2004      1.000          0.994             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.071          1.116             --
                                                       2005      1.046          1.071             --
                                                       2004      1.000          1.046             --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.300          1.412             --
                                                       2005      1.168          1.300             --
                                                       2004      1.000          1.168             --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (12/03)............................................  2007      1.032          1.063             --
                                                       2006      1.025          1.032             --
                                                       2005      1.032          1.025             --
                                                       2004      1.000          1.032             --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (7/04).............................................  2006      0.979          1.092             --
                                                       2005      0.992          0.979             --
                                                       2004      0.989          0.992             --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.038          1.095             --
                                                       2005      1.025          1.038             --
                                                       2004      1.000          1.025             --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090             --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.233          1.280             --
                                                       2006      1.078          1.233             --
                                                       2005      1.017          1.078             --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      2.299          3.195             --
                                                       2006      1.738          2.299             --
                                                       2005      1.295          1.738             --
                                                       2004      1.000          1.295             --

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.380          1.354             --
                                                       2006      1.158          1.380             --
                                                       2005      1.124          1.158             --
                                                       2004      1.000          1.124             --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.231          1.345             --
                                                       2006      1.058          1.231             --
                                                       2005      1.000          1.058             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.238          1.560             --
                                                       2005      1.177          1.238             --
                                                       2004      1.000          1.177             --

  Pioneer Fund VCT Subaccount (Class II) (9/03)......  2007      1.279          1.308             --
                                                       2006      1.127          1.279             --
                                                       2005      1.090          1.127             --
                                                       2004      1.000          1.090             --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (7/05).............................................  2007      1.130          1.126             --
                                                       2006      1.033          1.130             --
                                                       2005      1.023          1.033             --

  Pioneer High Yield VCT Subaccount (Class II)
  (9/03).............................................  2007      1.137          1.171             --
                                                       2006      1.076          1.137             --
                                                       2005      1.084          1.076             --
                                                       2004      1.000          1.084             --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (7/05).......................  2007      1.203          1.235             --
                                                       2006      1.077          1.203             --
                                                       2005      1.012          1.077             --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.163          1.200             --
                                                       2006      1.058          1.163             --
                                                       2005      0.991          1.058             --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.126          1.161             --
                                                       2006      1.043          1.126             --
                                                       2005      0.975          1.043             --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.158          1.214             --
                                                       2006      1.088          1.158             --
                                                       2005      1.081          1.088             --
                                                       2004      1.000          1.081             --

  Pioneer International Value VCT Subaccount (Class
  II) (1/04).........................................  2007      1.573          1.738             --
                                                       2006      1.315          1.573             --
                                                       2005      1.170          1.315             --
                                                       2004      1.000          1.170             --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.315          1.352             --
                                                       2006      1.201          1.315             --
                                                       2005      1.143          1.201             --
                                                       2004      1.000          1.143             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.133          1.195             --
                                                       2006      1.129          1.133             --
                                                       2005      1.070          1.129             --
                                                       2004      1.000          1.070             --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (9/03).........................................  2007      1.952          1.541             --
                                                       2006      1.465          1.952             --
                                                       2005      1.307          1.465             --
                                                       2004      1.000          1.307             --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (7/04)..................................  2007      1.085          1.273             --
                                                       2006      1.031          1.085             --
                                                       2005      1.010          1.031             --
                                                       2004      0.992          1.010             --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.393          1.261             --
                                                       2006      1.250          1.393             --
                                                       2005      1.153          1.250             --
                                                       2004      1.000          1.153             --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.098          1.162             --
                                                       2005      1.107          1.098             --
                                                       2004      1.000          1.107             --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.138          1.179             --
                                                       2006      1.098          1.138             --
                                                       2005      1.098          1.098             --
                                                       2004      1.000          1.098             --

  Pioneer Value VCT Subaccount (Class II) (12/03)....  2007      1.245          1.237             --
                                                       2006      1.109          1.245             --
                                                       2005      1.086          1.109             --
                                                       2004      1.000          1.086             --






* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.



Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.





Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.


Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust -- Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust -- Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------





                         CONDENSED FINANCIAL INFORMATION



       FOR METLIFE OF CT SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



               PIONEER ANNUISTAR -- SEPARATE ACCOUNT CHARGES 1.55%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.432          1.527                --
                                                       2006      1.371          1.432            74,611
                                                       2005      1.283          1.371            90,361
                                                       2004      1.225          1.283            70,363
                                                       2003      1.000          1.225           102,973

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.606          1.728            97,733
                                                       2006      1.470          1.606           110,829
                                                       2005      1.392          1.470           138,051
                                                       2004      1.244          1.392           138,541
                                                       2003      1.000          1.244            16,060

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.561          1.495           340,206
                                                       2006      1.353          1.561           445,274
                                                       2005      1.329          1.353           464,455
                                                       2004      1.216          1.329           415,254
                                                       2003      1.000          1.216           263,583

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.618          1.772            79,595
                                                       2006      1.512          1.618           166,806
                                                       2005      1.465          1.512           178,373
                                                       2004      1.335          1.465           206,802
                                                       2003      1.000          1.335           121,712

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      2.026          2.303           125,831
                                                       2006      1.694          2.026           185,473
                                                       2005      1.562          1.694           181,047
                                                       2004      1.338          1.562            97,374
                                                       2003      1.000          1.338            46,950

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.625          1.566            71,555

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.367          1.372            92,437

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.732          1.660            26,154

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (11/05).......  2007      1.203          1.261                --
                                                       2006      1.037          1.203                --
                                                       2005      1.018          1.037                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.334          1.372                --
                                                       2006      1.207          1.334           106,018
                                                       2005      1.191          1.207           111,751
                                                       2004      1.115          1.191           122,812
                                                       2003      1.000          1.115            18,372

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (7/03).............................................  2007      1.585          1.640                --
                                                       2006      1.453          1.585            72,453
                                                       2005      1.346          1.453           275,500
                                                       2004      1.257          1.346           265,847
                                                       2003      1.000          1.257           135,300

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.508          1.574            67,496

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.008          1.134           225,717
                                                       2006      1.000          1.008           283,487

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.034          1.070           782,740
                                                       2006      1.000          1.034           183,898

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.980            80,419

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.052          1.101            93,076
                                                       2006      1.000          1.052           218,957

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      1.002          1.011                --
                                                       2005      0.989          1.002            17,323
                                                       2004      0.994          0.989            60,459
                                                       2003      1.000          0.994            59,552

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.337          1.397                --
                                                       2005      1.295          1.337           210,125
                                                       2004      1.233          1.295           245,463
                                                       2003      1.000          1.233           346,877

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.858          2.023                --
                                                       2005      1.654          1.858           106,627
                                                       2004      1.413          1.654            91,372
                                                       2003      1.000          1.413            96,013

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.028          1.067                --
                                                       2006      1.012          1.028           172,634
                                                       2005      1.010          1.012           190,197
                                                       2004      0.996          1.010           186,533
                                                       2003      1.000          0.996            75,439

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.998          1.123                --
                                                       2005      1.002          0.998                --
                                                       2004      1.027          1.002                --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.168          1.243                --
                                                       2005      1.143          1.168           114,955
                                                       2004      1.110          1.143            57,039
                                                       2003      1.000          1.110           107,929

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.092           112,678

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.252          1.312           110,563
                                                       2006      1.086          1.252            79,028
                                                       2005      1.006          1.086            35,442

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      3.190          4.474            30,121
                                                       2006      2.391          3.190            32,231
                                                       2005      1.765          2.391            37,073
                                                       2004      1.510          1.765            28,063
                                                       2003      1.000          1.510            27,892

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.720          1.703           256,721
                                                       2006      1.430          1.720           263,957
                                                       2005      1.377          1.430           268,042
                                                       2004      1.205          1.377           227,382
                                                       2003      1.000          1.205           477,856

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.251          1.377                --
                                                       2006      1.065          1.251                --
                                                       2005      1.000          1.065                --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.585          2.015                --
                                                       2005      1.493          1.585            10,286
                                                       2004      1.283          1.493            11,186
                                                       2003      1.000          1.283            11,186

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.583          1.633           302,470
                                                       2006      1.382          1.583           443,492
                                                       2005      1.324          1.382           451,670
                                                       2004      1.213          1.324           827,946
                                                       2003      1.000          1.213           224,211

  Pioneer Global High Yield VCT Subaccount (Class II)
  (9/05).............................................  2007      1.148          1.154            46,137
                                                       2006      1.041          1.148            14,971
                                                       2005      1.034          1.041                --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.305          1.357           434,367
                                                       2006      1.224          1.305           705,392
                                                       2005      1.223          1.224           952,907
                                                       2004      1.153          1.223         1,312,795
                                                       2003      1.000          1.153           987,536

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (3/05).......................  2007      1.222          1.266           181,385
                                                       2006      1.085          1.222           101,347
                                                       2005      0.987          1.085           101,347

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (7/05)..................................  2007      1.182          1.230           155,071
                                                       2006      1.065          1.182            83,581
                                                       2005      1.019          1.065            67,694

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.144          1.190            59,821
                                                       2006      1.050          1.144            96,610
                                                       2005      0.999          1.050                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Independence VCT Subaccount (Class II)
  (7/03).............................................  2007      1.318          1.394            33,741
                                                       2006      1.228          1.318            54,517
                                                       2005      1.208          1.228            57,046
                                                       2004      1.154          1.208            60,163
                                                       2003      1.000          1.154            30,996

  Pioneer International Value VCT Subaccount (Class
  II) (7/03).........................................  2007      2.059          2.296            28,530
                                                       2006      1.706          2.059            22,057
                                                       2005      1.504          1.706            13,270
                                                       2004      1.290          1.504            13,236
                                                       2003      1.000          1.290            13,806

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.859          1.929           208,382
                                                       2006      1.682          1.859           207,918
                                                       2005      1.587          1.682           213,464
                                                       2004      1.324          1.587           221,978
                                                       2003      1.000          1.324           102,907

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.181          1.257            53,272
                                                       2006      1.167          1.181            39,015
                                                       2005      1.095          1.167            29,435
                                                       2004      1.039          1.095            55,286

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      2.555          2.035            17,247
                                                       2006      1.901          2.555            47,848
                                                       2005      1.681          1.901            38,066
                                                       2004      1.261          1.681            17,124
                                                       2003      1.000          1.261             7,399

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.174          1.388                --
                                                       2006      1.106          1.174            37,676
                                                       2005      1.074          1.106            25,157
                                                       2004      0.990          1.074            48,035

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (8/03).............................................  2007      1.966          1.797           113,092
                                                       2006      1.749          1.966            83,786
                                                       2005      1.599          1.749           100,795
                                                       2004      1.355          1.599            92,203
                                                       2003      1.000          1.355            79,274

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.434          1.523                --
                                                       2005      1.433          1.434             3,771
                                                       2004      1.285          1.433             4,694
                                                       2003      1.000          1.285             2,996

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Strategic Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.245          1.301           404,041
                                                       2006      1.190          1.245           447,726
                                                       2005      1.179          1.190           505,065
                                                       2004      1.089          1.179           434,953
                                                       2003      1.000          1.089            73,086

  Pioneer Value VCT Subaccount (Class II) (7/03).....  2007      1.526          1.528                --
                                                       2006      1.347          1.526            34,144
                                                       2005      1.307          1.347            32,323
                                                       2004      1.192          1.307            49,476
                                                       2003      1.000          1.192            22,290






               PIONEER ANNUISTAR -- SEPARATE ACCOUNT CHARGES 2.45%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.156          1.229             --
                                                       2006      1.117          1.156             --
                                                       2005      1.054          1.117             --
                                                       2004      1.000          1.054             --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.207          1.287             --
                                                       2006      1.115          1.207             --
                                                       2005      1.065          1.115             --
                                                       2004      1.000          1.065             --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.237          1.174             --
                                                       2006      1.082          1.237             --
                                                       2005      1.072          1.082             --
                                                       2004      1.000          1.072             --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.176          1.277             --
                                                       2006      1.109          1.176             --
                                                       2005      1.084          1.109             --
                                                       2004      1.000          1.084             --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.472          1.658             --
                                                       2006      1.242          1.472             --
                                                       2005      1.155          1.242             --
                                                       2004      1.000          1.155             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.244          1.191             --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.183          1.181             --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.282          1.221             --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (11/05).......  2007      1.183          1.237             --
                                                       2006      1.029          1.183             --
                                                       2005      1.011          1.029             --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.159          1.189             --
                                                       2006      1.058          1.159             --
                                                       2005      1.053          1.058             --
                                                       2004      1.000          1.053             --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (7/03).............................................  2007      1.217          1.255             --
                                                       2006      1.126          1.217             --
                                                       2005      1.052          1.126             --
                                                       2004      1.000          1.052             --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.213          1.259             --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.002          1.117             --
                                                       2006      1.000          1.002             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.020          1.046             --
                                                       2006      1.000          1.020             --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.974             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.046          1.085             --
                                                       2006      1.000          1.046             --

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      0.998          1.004             --
                                                       2005      0.994          0.998             --
                                                       2004      1.000          0.994             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.071          1.116             --
                                                       2005      1.046          1.071             --
                                                       2004      1.000          1.046             --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.300          1.412             --
                                                       2005      1.168          1.300             --
                                                       2004      1.000          1.168             --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.032          1.063             --
                                                       2006      1.025          1.032             --
                                                       2005      1.032          1.025             --
                                                       2004      1.000          1.032             --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.979          1.092             --
                                                       2005      0.992          0.979             --
                                                       2004      1.000          0.992             --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.038          1.095             --
                                                       2005      1.025          1.038             --
                                                       2004      1.000          1.025             --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090             --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.233          1.280             --
                                                       2006      1.078          1.233             --
                                                       2005      1.003          1.078             --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      2.299          3.195             --
                                                       2006      1.738          2.299             --
                                                       2005      1.295          1.738             --
                                                       2004      1.000          1.295             --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.380          1.354             --
                                                       2006      1.158          1.380             --
                                                       2005      1.124          1.158             --
                                                       2004      1.000          1.124             --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.231          1.345             --
                                                       2006      1.058          1.231             --
                                                       2005      1.000          1.058             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.238          1.560             --
                                                       2005      1.177          1.238             --
                                                       2004      1.000          1.177             --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.279          1.308             --
                                                       2006      1.127          1.279             --
                                                       2005      1.090          1.127             --
                                                       2004      1.000          1.090             --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (9/05).............................................  2007      1.130          1.126             --
                                                       2006      1.033          1.130             --
                                                       2005      1.030          1.033             --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.137          1.171             --
                                                       2006      1.076          1.137             --
                                                       2005      1.084          1.076             --
                                                       2004      1.000          1.084             --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (3/05).......................  2007      1.203          1.235             --
                                                       2006      1.077          1.203             --
                                                       2005      0.987          1.077             --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (7/05)..................................  2007      1.163          1.200             --
                                                       2006      1.058          1.163             --
                                                       2005      1.016          1.058             --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.126          1.161             --
                                                       2006      1.043          1.126             --
                                                       2005      0.999          1.043             --

  Pioneer Independence VCT Subaccount (Class II)
  (7/03).............................................  2007      1.158          1.214             --
                                                       2006      1.088          1.158             --
                                                       2005      1.081          1.088             --
                                                       2004      1.000          1.081             --

  Pioneer International Value VCT Subaccount (Class
  II) (7/03).........................................  2007      1.573          1.738             --
                                                       2006      1.315          1.573             --
                                                       2005      1.170          1.315             --
                                                       2004      1.000          1.170             --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.315          1.352             --
                                                       2006      1.201          1.315             --
                                                       2005      1.143          1.201             --
                                                       2004      1.000          1.143             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.133          1.195             --
                                                       2006      1.129          1.133             --
                                                       2005      1.070          1.129             --
                                                       2004      1.000          1.070             --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      1.952          1.541             --
                                                       2006      1.465          1.952             --
                                                       2005      1.307          1.465             --
                                                       2004      1.000          1.307             --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.085          1.273             --
                                                       2006      1.031          1.085             --
                                                       2005      1.010          1.031             --
                                                       2004      1.000          1.010             --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (8/03).............................................  2007      1.393          1.261             --
                                                       2006      1.250          1.393             --
                                                       2005      1.153          1.250             --
                                                       2004      1.000          1.153             --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.098          1.162             --
                                                       2005      1.107          1.098             --
                                                       2004      1.000          1.107             --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.138          1.179             --
                                                       2006      1.098          1.138             --
                                                       2005      1.098          1.098             --
                                                       2004      1.000          1.098             --

  Pioneer Value VCT Subaccount (Class II) (7/03).....  2007      1.245          1.237             --
                                                       2006      1.109          1.245             --
                                                       2005      1.086          1.109             --
                                                       2004      1.000          1.086             --






* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.



Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.





Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.




Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust -- Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust -- Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------



                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a merger, substitution, liquidation or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and the former name and new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGE


                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST               PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Growth Shares VCT Portfolio            Pioneer Independence VCT Portfolio



UNDERLYING FUND MERGERS/REORGANIZATIONS


The following former Underlying Funds were merged with or reorganized into the new Underlying Funds and /or were reorganized into a new trust.


         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST               PIONEER VARIABLE CONTRACTS TRUST
  Pioneer America Income VCT Portfolio         Pioneer Bond VCT Portfolio
PIONEER VARIABLE CONTRACTS TRUST               PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Value VCT Portfolio                  Pioneer Fund VCT Portfolio



UNDERLYING FUND SUBSTITUTION

The following new Underlying Fund was substituted for the former Underlying
Fund.

            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
AIM VARIABLE INSURANCE FUNDS                   MET INVESTORS SERIES TRUST
  AIM V.I. Mid Cap Core Equity Portfolio       Lazard Mid Cap Portfolio




UNDERLYING FUND LIQUIDATIONS



The following Underlying Funds were liquidated and are no longer available in your contract.


PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Equity Opportunity Portfolio
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Small and Mid Cap Portfolio

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------




                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX E

--------------------------------------------------------------------------------




            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT

(AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER ON THE DATE THE CONTRACT IS ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

     (a)  is Medicare approved as a provider of skilled nursing care services;
          and

     (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

     (a) is licensed as a nursing care facility by the state in which it is licensed;

     (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

     (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

     (d) provides, as a primary function, nursing care and room and board; and charges for these services;

     (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

     (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

     (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

     (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

     (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

     (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

     (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

     (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payment made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX F

--------------------------------------------------------------------------------




               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:


                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm Condensed Financial Information
                     Financial Statements

--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated April 28, 2008 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-72-73-87. For the Statement of Additional Information for the contracts issued by the former MetLife Life and Annuity Company of Connecticut please request MLAC-Book-72-73-87.


Name: -------------------------------------------------

Address: ----------------------------------------------

CHECK BOX:


[ ] MIC-Book-72-73-87



[ ] MLAC-Book-72-73-87

                   PORTFOLIO ARCHITECT II ANNUITY PROSPECTUS:

         METLIFE OF CT SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES METLIFE OF CT SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES

                                 APRIL 28, 2008



This prospectus describes PORTFOLIO ARCHITECT II ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after April 28, 2008 are:


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Lord Abbett Bond Debenture
  American Funds Global Growth Fund                   Portfolio -- Class A
  American Funds Growth Fund                       Lord Abbett Growth and Income
  American Funds Growth-Income Fund                   Portfolio -- Class B
FIDELITY(R) VARIABLE INSURANCE                     Lord Abbett Mid Cap Value
  PRODUCTS -- SERVICE CLASS 2                         Portfolio -- Class B
  Contrafund(R) Portfolio                          Met/AIM Capital Appreciation
  Mid Cap Portfolio                                   Portfolio -- Class A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     Met/AIM Small Cap Growth Portfolio -- Class
  TRUST -- CLASS 2                                    A
  Templeton Foreign Securities Fund                MFS(R) Emerging Markets Equity
JANUS ASPEN SERIES -- SERVICE SHARES                  Portfolio -- Class B
  Global Technology Portfolio                      PIMCO Inflation Protected Bond
LEGG MASON PARTNERS VARIABLE EQUITY TRUST             Portfolio -- Class A
  Legg Mason Partners Variable Aggressive          Pioneer Fund Portfolio -- Class A
     Growth Portfolio -- Class I                   Pioneer Strategic Income Portfolio -- Class
  Legg Mason Partners Variable Appreciation           A
     Portfolio -- Class I                          Third Avenue Small Cap Value
  Legg Mason Partners Variable Equity Index           Portfolio -- Class B
     Portfolio -- Class II                       METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Fundamental         BlackRock Aggressive Growth
     Value Portfolio -- Class I                       Portfolio -- Class D
  Legg Mason Partners Variable Investors           BlackRock Bond Income Portfolio -- Class A
     Portfolio -- Class I                          BlackRock Money Market Portfolio -- Class A
  Legg Mason Partners Variable Large Cap           Davis Venture Value Portfolio -- Class A
     Growth Portfolio -- Class I                   FI Large Cap Portfolio -- Class A
  Legg Mason Partners Variable Small Cap           FI Value Leaders Portfolio -- Class D
     Growth Portfolio -- Class I                   MetLife Aggressive Allocation
  Legg Mason Partners Variable Social                 Portfolio -- Class B
     Awareness Portfolio                           MetLife Conservative Allocation
LEGG MASON PARTNERS VARIABLE INCOME TRUST             Portfolio -- Class B
  Legg Mason Partners Variable Adjustable          MetLife Conservative to Moderate Allocation
     Rate Income Portfolio                            Portfolio -- Class B
MET INVESTORS SERIES TRUST                         MetLife Moderate Allocation
  BlackRock High Yield Portfolio -- Class A           Portfolio -- Class B
  BlackRock Large Cap Core Portfolio -- Class      MetLife Moderate to Aggressive Allocation
     E                                                Portfolio -- Class B
  Clarion Global Real Estate                       MFS(R) Total Return Portfolio -- Class F
     Portfolio -- Class A                          MFS(R) Value Portfolio -- Class A
  Dreman Small Cap Value Portfolio -- Class A      Oppenheimer Global Equity
  Harris Oakmark International                        Portfolio -- Class B
     Portfolio -- Class A                          T. Rowe Price Small Cap Growth
  Janus Forty Portfolio -- Class A                    Portfolio -- Class B
  Lazard Mid Cap Portfolio -- Class B              Western Asset Management U.S. Government
  Legg Mason Partners Managed Assets                  Portfolio -- Class A
     Portfolio -- Class A                        PIMCO VARIABLE INSURANCE
                                                   TRUST -- ADMINISTRATIVE CLASS
                                                   Total Return Portfolio
                                                 VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
                                                   Comstock Portfolio




     Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds" for more information.


The Contract, certain Contract features and/or some of the funding options may not be available in all states.


This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 28, 2008. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix F for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                TABLE OF CONTENTS






                                                                          PAGE
                                                                          ----
GLOSSARY................................................................     3
SUMMARY.................................................................     5
FEE TABLE...............................................................     9
CONDENSED FINANCIAL INFORMATION.........................................    14
THE ANNUITY CONTRACT....................................................    14
Contract Owner Inquiries................................................    15
Purchase Payments.......................................................    15
Accumulation Units......................................................    16
The Variable Funding Options............................................    16
FIXED ACCOUNT...........................................................    22
CHARGES AND DEDUCTIONS..................................................    22
General.................................................................    22
Withdrawal Charge.......................................................    23
Free Withdrawal Allowance...............................................    24
Transfer Charge.........................................................    24
Administrative Charges..................................................    24
Mortality and Expense Risk Charge.......................................    24
Variable Liquidity Benefit Charge.......................................    25
Enhanced Stepped-Up Provision Charge....................................    25
Guaranteed Minimum Withdrawal Benefit Charge............................    25
Guaranteed Minimum Accumulation Benefit Charge..........................    25
Variable Funding Option Expenses........................................    25
Premium Tax.............................................................    25
Changes in Taxes Based upon Premium or Value............................    25
TRANSFERS...............................................................    26
Market Timing/Excessive Trading.........................................    26
Dollar Cost Averaging...................................................    28
ACCESS TO YOUR MONEY....................................................    29
Systematic Withdrawals..................................................    29
OWNERSHIP PROVISIONS....................................................    30
Types of Ownership......................................................    30
Contract Owner..........................................................    30
Beneficiary.............................................................    30
Annuitant...............................................................    30
DEATH BENEFIT...........................................................    31
Death Proceeds before the Maturity Date.................................    31
Enhanced Stepped-Up Provision ("E.S.P.")................................    34
Payment of Proceeds.....................................................    34
Spousal Contract Continuance (subject to availability--does not apply if
  a non-spouse is a joint owner)........................................    36
Beneficiary Contract Continuance (not permitted for non-natural
  beneficiaries)........................................................    37
Planned Death Benefit...................................................    37
Death Proceeds after the Maturity Date..................................    38
LIVING BENEFITS.........................................................    38
Guaranteed Minimum Withdrawal Benefit ("GMWB" or "Principal
  Guarantee")...........................................................    38
THE ANNUITY PERIOD......................................................    49
Maturity Date...........................................................    49
Allocation of Annuity...................................................    49
Variable Annuity........................................................    49
Fixed Annuity...........................................................    50
PAYMENTS OPTIONS........................................................    50
Election of Options.....................................................    50
Annuity Options.........................................................    51
Variable Liquidity Benefit..............................................    51
MISCELLANEOUS CONTRACT PROVISIONS.......................................    51
Right to Return.........................................................    51
Termination.............................................................    52
Required Reports........................................................    52
Suspension of Payments..................................................    52
THE SEPARATE ACCOUNTS...................................................    52
Performance Information.................................................    53
FEDERAL TAX CONSIDERATIONS..............................................    53
General Taxation of Annuities...........................................    54
Types of Contracts: Qualified and Non-qualified.........................    54
Qualified Annuity Contracts.............................................    54
Taxation of Qualified Annuity Contracts.................................    55
Mandatory Distributions for Qualified Plans.............................    55
Individual Retirement Annuities.........................................    56
Roth IRAs...............................................................    56
TSAs (ERISA and Non-ERISA)..............................................    56
Non-qualified Annuity Contracts.........................................    58
Diversification Requirements for Variable Annuities.....................    60
Ownership of the Investments............................................    60
Taxation of Death Benefit Proceeds......................................    60
Other Tax Considerations................................................    60
Treatment of Charges for Optional Benefits..............................    60
Guaranteed Minimum Withdrawal Benefits..................................    60
Puerto Rico Tax Considerations..........................................    61
Non-Resident Aliens.....................................................    61
Tax Credits and Deductions..............................................    61
OTHER INFORMATION.......................................................    61
The Insurance Company...................................................    61
Financial Statements....................................................    62
Distribution of Variable Annuity Contracts..............................    62
Conformity with State and Federal Laws..................................    64
Voting Rights...........................................................    64
Restrictions on Financial Transactions..................................    64
Legal Proceedings.......................................................    64
APPENDIX A: CONDENSED FINANCIAL INFORMATION FOR METLIFE OF CT SEPARATE
  ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES...............................   A-1
APPENDIX B: CONDENSED FINANCIAL INFORMATION FOR METLIFE OF CT SEPARATE
  ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES...............................   B-1
APPENDIX C: ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS...........   C-1
APPENDIX D: THE FIXED ACCOUNT...........................................   D-1
APPENDIX E: WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT....   E-1
APPENDIX F: CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.........   F-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (YOU) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 10366, Des Moines, IA 50306-0366 (for overnight delivery or courier service only: 4700 Westown Parkway, Suite 200, West Des Moines, IA 50266). For Purchase Payments and (if applicable) loan repayments, our Home Office address is: MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.


QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, 408A or 414(d) of the Code.


SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND A portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission in which the Subaccounts invest.


VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.


YOU, YOUR -- "You" is the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust.

                                    SUMMARY:

                         PORTFOLIO ARCHITECT II ANNUITY



THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is MetLife Insurance Company of Connecticut ("the Company," "We" or "Us"). The Company sponsors MetLife of CT Separate Account Thirteen for Variable Annuities ("Separate Account Thirteen") and MetLife of CT Separate Account Fourteen for Variable Annuities ("Separate Account Fourteen"), each a segregated account ("Separate Account"). Prior to December 7, 2007, Separate Account Fourteen was sponsored by MetLife Life and Annuity Company of Connecticut ("MLACC"). On that date, MLACC merged with and into the Company, and the Company became the sponsor of Separate Account Fourteen. Immediately following the merger, the Company stopped issuing Contracts under Separate Account Fourteen and now only issues Contracts under Separate Account Thirteen. When we refer to the Separate Account, we are referring to Separate Account Thirteen, except where the Contract was originally issued by MLACC, in which case, we are referring to Separate Account Fourteen.



The Contract and/or certain optional benefits may not currently be available for sale in all states. For contracts issued in New York, a waiver of the withdrawal charge may apply to all Annuity Payments.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.



You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds. If your Contract was issued as a Qualified Contract under Section 403(b) of the Code in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted) as significant adverse tax consequences may result from such additional payments. (See "Federal Tax Considerations.")


The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See "The Annuity Contract" section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.


If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business (generally, 4:00 p.m., Eastern Time) on the day we receive a Written Request for a refund.


CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.


You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Where permitted by state law, we also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.



WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.30% for the Standard Death Benefit, 1.40% for the Step-Up Death Benefit, and 1.60% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.



We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 6%, decreasing to 0% after seven full years. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.)



If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted each business day from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.


Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to "Payment Options" for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted each business day from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.



If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), we will deduct each business day a charge of 0.50% (on an annual basis) from amounts allocated to the Variable Funding Options.


HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money -- Systematic Withdrawals").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard, Step-Up or Roll-Up Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. You may also choose to purchase the Enhanced Stepped-Up Provision, which, for a fee, may increase the amount of the death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal contract continuance or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.


     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid to the beneficiary in a lump sum.


     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

     - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

--------------------------------------------------------------------------------



The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE.......................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)



TRANSFER CHARGE.........................................   $10(2)
(assessed on transfers that exceed 12 per year)



VARIABLE LIQUIDITY BENEFIT CHARGE.......................   6%(3)
(as a percentage of the present value of the remaining
  Annuity Payments that are surrendered. The interest
  rate used to calculate this present value is 1% higher
  than the Assumed (Daily) Net Investment Factor used to
  calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................   $30(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:

     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                2 years               6%
         2 years                4 years               5%
         4 years                5 years               4%
         5 years                6 years               3%
         6 years                7 years               2%
        7 + years                                     0%


(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                2 years               6%
         2 years                4 years               5%
         4 years                5 years               4%
         5 years                6 years               3%
         6 years                7 years               2%
        7 + years                                     0%


(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge ("M&E") of 1.30% and an administrative expense charge of 0.15% on all Contracts. In addition, for optional features, there is a charge of 0.20% for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                          STANDARD DEATH    STEP-UP DEATH    ROLL-UP DEATH
                                                              BENEFIT          BENEFIT          BENEFIT
                                                          --------------    -------------    -------------
Mortality and Expense Risk Charge*....................       1.30%             1.40%            1.60%
Administrative Expense Charge.........................       0.15%             0.15%            0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
  FEATURES SELECTED...................................       1.45%             1.55%            1.75%
Optional E.S.P. Charge................................       0.20%             0.20%            0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED............................................       1.65%             1.75%            1.95%
Optional GMAB Charge..................................       0.50%             0.50%            0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
  SELECTED............................................       1.95%             2.05%            2.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMAB SELECTED((5))..................................       2.15%             2.25%            2.45%
Optional GMWB I Charge................................       1.00%(6)          1.00%(6)         1.00%(6)
Optional GMWB II Charge...............................       1.00%(6)          1.00%(6)         1.00%(6)
Optional GMWB III Charge..............................       0.25%             0.25%            0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED............................................       2.45%             2.55%            2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II
  ONLY SELECTED.......................................       2.45%             2.55%            2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III
  ONLY SELECTED.......................................       1.70%             1.80%            2.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB I SELECTED.....................................       2.65%             2.75%            2.95%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB II SELECTED....................................       2.65%             2.75%            2.95%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB III SELECTED...................................       1.90%             2.00%            2.20%


---------
(5)   GMAB and GMWB cannot both be elected.
(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.

*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in Harris Oakmark International Portfolio; an amount equal to the underlying fund expenses that are in excess of 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in Lord Abbett Growth and Income Portfolio -- Class B; an amount equal to the underlying fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A; an amount equal to the underlying fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid Cap Value Portfolio -- Class B; an amount equal to the underlying fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -Class B; an amount, if any, equal to the underlying fund expenses that are in excess of 0.84% for the Subaccount investing in the
      T. Rowe Price Small Cap Growth Portfolio -- Class B; an amount, if any, equal to the underlying fund expenses that are in excess of 1.13% for the Subaccount investing in the MFS(R) Research International
      Portfolio -- Class B; an amount, if any, equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; and an amount, if any, equal to the underlying fund expenses that are in excess of 0.68% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio -- Class A.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2007 (UNLESS OTHERWISE INDICATED):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.40%      1.52%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth
     Fund........................    0.53%       0.25%      0.02%           --          0.80%          --           0.80%
  American Funds Growth Fund.....    0.32%       0.25%      0.01%           --          0.58%          --           0.58%
  American Funds Growth-Income
     Fund........................    0.26%       0.25%      0.01%           --          0.52%          --           0.52%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio........    0.56%       0.25%      0.09%           --          0.90%          --           0.90%
  Dynamic Capital Appreciation
     Portfolio+..................    0.56%       0.25%      0.23%           --          1.04%          --           1.04%
  Mid Cap Portfolio..............    0.56%       0.25%      0.10%           --          0.91%          --           0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Templeton Foreign Securities
     Fund........................    0.63%       0.25%      0.14%         0.02%         1.04%        0.02%          1.02%(1)
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Global Life Sciences
     Portfolio+..................    0.64%       0.25%      0.45%           --          1.34%          --           1.34%
  Global Technology Portfolio....    0.64%       0.25%      0.18%         0.01%         1.08%          --           1.08%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I++......    0.75%         --       0.07%           --          0.82%          --           0.82%(2)
  Legg Mason Partners Variable
     Appreciation
     Portfolio -- Class I........    0.69%         --       0.11%         0.01%         0.81%          --           0.81%(2)
  Legg Mason Partners Variable
     Equity Index
     Portfolio -- Class II.......    0.31%       0.25%      0.08%           --          0.64%          --           0.64%(2)
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I........    0.75%         --       0.08%           --          0.83%          --           0.83%(2)
  Legg Mason Partners Variable
     Investors Portfolio -- Class
     I...........................    0.62%         --       0.14%           --          0.76%          --           0.76%(2)
  Legg Mason Partners Variable
     Large Cap Growth
     Portfolio -- Class I++......    0.75%         --       0.15%           --          0.90%          --           0.90%(3)
  Legg Mason Partners Variable
     Small Cap Growth
     Portfolio -- Class I........    0.75%         --       0.35%           --          1.10%          --           1.10%(2)
  Legg Mason Partners Variable
     Social Awareness
     Portfolio++.................    0.67%         --       0.38%           --          1.05%          --           1.05%(2)
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable
     Adjustable Rate Income
     Portfolio++.................    0.55%       0.25%      0.60%           --          1.40%          --           1.40%(2)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class A........    0.60%         --       0.13%           --          0.73%          --           0.73%
  BlackRock Large Cap Core
     Portfolio -- Class E........    0.58%       0.15%      0.06%           --          0.79%          --           0.79%
  Clarion Global Real Estate
     Portfolio -- Class A........    0.61%         --       0.04%           --          0.65%          --           0.65%
  Dreman Small Cap Value
     Portfolio -- Class A........    0.79%         --       0.13%           --          0.92%          --           0.92%(4)
  Harris Oakmark International
     Portfolio -- Class A........    0.77%         --       0.09%           --          0.86%          --           0.86%
  Janus Forty Portfolio -- Class
     A...........................    0.65%         --       0.05%           --          0.70%          --           0.70%
  Lazard Mid Cap
     Portfolio -- Class A++......    0.69%         --       0.07%           --          0.76%          --           0.76%
  Lazard Mid Cap
     Portfolio -- Class B........    0.69%       0.25%      0.06%           --          1.00%          --           1.00%
  Legg Mason Partners Managed
     Assets Portfolio -- Class
     A...........................    0.50%         --       0.12%           --          0.62%          --           0.62%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........    0.49%         --       0.05%           --          0.54%          --           0.54%
  Lord Abbett Growth and Income
     Portfolio -- Class B........    0.49%       0.25%      0.03%           --          0.77%          --           0.77%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........    0.67%       0.25%      0.09%           --          1.01%          --           1.01%
  Met/AIM Capital Appreciation
     Portfolio -- Class A........    0.76%         --       0.10%           --          0.86%          --           0.86%
  Met/AIM Small Cap Growth
     Portfolio -- Class A........    0.86%         --       0.06%           --          0.92%          --           0.92%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class B........    1.00%       0.25%      0.27%           --          1.52%          --           1.52%
  MFS(R) Research International
     Portfolio -- Class B+.......    0.70%       0.25%      0.09%           --          1.04%          --           1.04%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........    0.50%         --       0.05%           --          0.55%          --           0.55%
  Pioneer Fund Portfolio -- Class
     A...........................    0.75%         --       0.23%           --          0.98%          --           0.98%(5)
  Pioneer Strategic Income
     Portfolio -- Class A........    0.60%         --       0.09%           --          0.69%          --           0.69%(4)
  Third Avenue Small Cap Value
     Portfolio -- Class B........    0.73%       0.25%      0.03%           --          1.01%          --           1.01%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D........    0.71%       0.10%      0.05%           --          0.86%          --           0.86%
  BlackRock Bond Income
     Portfolio -- Class A........    0.38%         --       0.06%           --          0.44%        0.01%          0.43%(6)
  BlackRock Money Market
     Portfolio -- Class A........    0.33%         --       0.07%           --          0.40%        0.01%          0.39%(7)
  Davis Venture Value
     Portfolio -- Class A........    0.69%         --       0.04%           --          0.73%          --           0.73%
  FI Large Cap Portfolio -- Class
     A...........................    0.77%         --       0.07%           --          0.84%          --           0.84%
  FI Value Leaders
     Portfolio -- Class D........    0.64%       0.10%      0.07%           --          0.81%          --           0.81%
  MetLife Aggressive Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.04%         0.73%         1.12%        0.04%          1.08%(8)
  MetLife Conservative Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.05%         0.59%         0.99%        0.05%          0.94%(8)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.01%         0.64%         1.00%        0.01%          0.99%(8)
  MetLife Moderate Allocation
     Portfolio -- Class B........    0.08%       0.25%      0.01%         0.67%         1.01%          --           1.01%(8)
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........    0.08%       0.25%      0.01%         0.70%         1.04%          --           1.04%(8)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
  MFS(R) Total Return
     Portfolio -- Class F........    0.53%       0.20%      0.05%           --          0.78%          --           0.78%
  MFS(R) Value Portfolio -- Class
     A...........................    0.72%         --       0.05%           --          0.77%        0.07%          0.70%(9)
  Oppenheimer Global Equity
     Portfolio -- Class B........    0.51%       0.25%      0.10%           --          0.86%          --           0.86%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B+.......    0.60%       0.25%      0.07%           --          0.92%          --           0.92%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........    0.51%       0.25%      0.08%           --          0.84%          --           0.84%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........    0.49%         --       0.05%           --          0.54%          --           0.54%
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
  Total Return Portfolio.........    0.25%         --       0.58%           --          0.83%          --           0.83%
VAN KAMPEN LIFE INVESTMENT
  TRUST -- CLASS II
  Comstock Portfolio.............    0.56%       0.25%      0.03%           --          0.84%          --           0.84%
  Enterprise Portfolio+..........    0.50%       0.25%      0.17%           --          0.92%          --           0.92%



---------



* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.


** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


+ Not available under all Contracts. Availability depends on Contract issue date.


++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2007.




(1) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is the "acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.




(2) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.




(3) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward. Due to contractual waivers and/or reimbursements in place through March 1, 2009, the Portfolio's actual total net operating expenses, excluding brokerage, taxes, interest and extraordinary expenses, are not expected to exceed 0.78% prior to that date.




(4) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the preceding fiscal year.




(5) Other Expenses have been Restated to reflect change in Transfer Agent fee schedule as if fees had been in effect during the previous fiscal year.




(6) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the amounts over $1 billion but less than $2 billion.




(7) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.




(8) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Metropolitan Series Fund, Inc. and the Met Investors Series Trust. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the net operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% for the Class A shares, 0.35% for the Class B shares and 0.25% for the Class E shares.


(9) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.

EXAMPLE

The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and a GMWB rider cannot both be elected.


EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum 1.00% charge applies in all Contract Years).


                                    IF CONTRACT IS SURRENDERED AT THE               IF CONTRACT IS NOT SURRENDERED OR
                                          END OF PERIOD SHOWN:                   ANNUITIZED AT THE END OF PERIOD SHOWN:
                             ----------------------------------------------  ----------------------------------------------
FUNDING OPTION                 1 YEAR      3 YEARS     5 YEARS    10 YEARS     1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------               ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Underlying Fund with
Maximum Total Annual
Operating Expenses.........    $1,052      $1,861      $2,676      $4,588       $452       $1,361      $2,276      $4,588
Underlying Fund with
Minimum Total Annual
Operating Expenses.........      $941      $1,534      $2,143      $3,587       $341       $1,034      $1,743      $3,587



                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



See Appendices A and B.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------



Portfolio Architect II Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.


You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by state law, we also reserve the right to restrict allocation of Purchase Payments to the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.


Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.



The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                          MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
            DEATH BENEFIT/OPTIONAL FEATURE                         ANNUITANT ON THE CONTRACT DATE
------------------------------------------------------    -----------------------------------------------
Deferred Annual Step Up Death Benefit (Standard Death
  Benefit)                                                                       75
Step Up Death Benefit                                                            85
5% Roll Up Death Benefit                                                         75
Enhanced Stepped-Up Provision (E.S.P.)                                           75


Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES




Any questions you have about your Contract should be directed to our Home Office at 800-842-9368.



PURCHASE PAYMENTS



Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent. Where permitted by state law, we may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract. Purchase Payments may be made at any time while the Annuitant is alive and before the date Annuity Payments begin.


We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).


IF YOU SEND YOUR PURCHASE PAYMENTS OR TRANSACTION REQUESTS TO AN ADDRESS OTHER THAN THE ONE WE HAVE DESIGNATED FOR RECEIPT OF SUCH PURCHASE PAYMENTS OR REQUESTS, WE MAY RETURN THE PURCHASE PAYMENT TO YOU, OR THERE MAY BE A DELAY IN APPLYING THE PURCHASE PAYMENT OR TRANSACTION TO YOUR CONTRACT.



QUALIFIED CONTRACTS UNDER SECTION 403(B). If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "Federal Tax Consequences.")



ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS




You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same as the retail mutual funds offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.



We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a variable product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.


If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.


In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company (both of which are now MetLife Insurance Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predate the acquisition.



PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of its affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts, and, in the Company's role as an intermediary, with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of its affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee
Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)


Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee
Table -- Underlying Fund Fees and Expenses" and "Other
Information -- Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor, MetLife Investors Distribution Company. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Distribution of Variable Annuity Contracts.")



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 800-842-9368 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth Fund  Seeks capital appreciation         Capital Research and Management
                                   through stocks.                    Company
American Funds Growth Fund         Seeks capital appreciation         Capital Research and Management
                                   through stocks.                    Company
American Funds Growth-Income Fund  Seeks both capital appreciation    Capital Research and Management
                                   and income.                        Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio            Seeks capital appreciation.        Fidelity Management & Research
                                                                      Company
Dynamic Capital Appreciation       Seeks capital appreciation.        Fidelity Management & Research
  Portfolio+                                                          Company
Mid Cap Portfolio                  Seeks long-term growth of          Fidelity Management & Research
                                   capital.                           Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Templeton Foreign Securities Fund  Seeks long-term capital growth.    Templeton Investment Counsel, LLC
                                                                      Subadviser: Franklin Templeton
                                                                      Investment Management Limited
JANUS ASPEN SERIES -- SERVICE
  SHARES
Global Life Sciences Portfolio+    Seeks long-term growth of          Janus Capital Management LLC
                                   capital.
Global Technology Portfolio        Seeks long-term capital growth.    Janus Capital Management LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason Partners Variable       Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                   LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class  capital.                           LLC
  I                                                                   Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks investment results that,     Legg Mason Partners Fund Advisor,
  Equity Index Portfolio -- Class  before expenses, correspond to     LLC
  II                               the price and yield performance    Subadviser: Batterymarch
                                   of the S&P 500(R) Index.           Financial Management, Inc.
Legg Mason Partners Variable       Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
  Fundamental Value                Current income is a secondary      LLC
  Portfolio -- Class I             consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Investors Portfolio -- Class I   capital. Current income is a       LLC
                                   secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Large Cap Growth                 capital.                           LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Small Cap Growth                 capital.                           LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks capital appreciation and     Legg Mason Partners Fund Advisor,
  Social Awareness Portfolio       retention of net investment        LLC
                                   income.                            Subadviser: Legg Mason Investment
                                                                      Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Partners Variable       Seeks to provide high current      Legg Mason Partners Fund Advisor,
  Adjustable Rate Income           income and to limit the degree of  LLC
  Portfolio                        fluctuation of its net asset       Subadviser: Western Asset
                                   value resulting from movements in  Management Company
                                   interest rates.
MET INVESTORS SERIES TRUST
BlackRock High Yield               Seeks to maximize total return,    Met Investors Advisory, LLC
  Portfolio -- Class A             consistent with income generation  Subadviser: BlackRock Financial
                                   and prudent investment             Management, Inc.
                                   management.
BlackRock Large Cap Core           Seeks long-term capital growth.    Met Investors Advisory, LLC
  Portfolio -- Class E                                                Subadviser: BlackRock Advisors,
                                                                      LLC
Clarion Global Real Estate         Seeks to provide total return      Met Investors Advisory, LLC
  Portfolio -- Class A             through investment in real estate  Subadviser: ING Clarion Real
                                   securities, emphasizing both       Estate Securities, L.P.
                                   capital appreciation and current
                                   income.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Dreman Small Cap Value             Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class A                                                Subadviser: Dreman Value
                                                                      Management, L.L.C.
Harris Oakmark International       Seeks long-term capital            Met Investors Advisory, LLC
  Portfolio -- Class A             appreciation.                      Subadviser: Harris Associates
                                                                      L.P.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.        Met Investors Advisory, LLC
                                                                      Subadviser: Janus Capital
                                                                      Management LLC
Lazard Mid Cap Portfolio -- Class  Seeks long-term growth of          Met Investors Advisory, LLC
  A++                              capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
Lazard Mid Cap Portfolio -- Class  Seeks long-term growth of          Met Investors Advisory, LLC
  B                                capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
Legg Mason Partners Managed        Seeks high total return.           Met Investors Advisory, LLC
  Assets Portfolio -- Class A                                         Subadvisers: Batterymarch
                                                                      Financial Management, Inc.;
                                                                      Western Asset Management Company;
                                                                      ClearBridge Advisors, LLC; Legg
                                                                      Mason Global Asset Allocation,
                                                                      LLC
Lord Abbett Bond Debenture         Seeks high current income and the  Met Investors Advisory, LLC
  Portfolio -- Class A             opportunity for capital            Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high     LLC
                                   total return.
Lord Abbett Growth and Income      Seeks long-term growth of capital  Met Investors Advisory, LLC
  Portfolio -- Class B             and income without excessive       Subadviser: Lord, Abbett & Co.
                                   fluctuation in market value.       LLC
Lord Abbett Mid Cap Value          Seeks capital appreciation         Met Investors Advisory, LLC
  Portfolio -- Class B             through investments primarily in   Subadviser: Lord, Abbett & Co.
                                   equity securities which are        LLC
                                   believed to be undervalued in the
                                   marketplace.
Met/AIM Capital Appreciation       Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class A                                                Subadviser: Invesco Aim Capital
                                                                      Management, Inc.
Met/AIM Small Cap Growth           Seeks long-term growth of          Met Investors Advisory, LLC
  Portfolio -- Class A             capital.                           Subadviser: Invesco Aim Capital
                                                                      Management, Inc.
MFS(R) Emerging Markets Equity     Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class B                                                Subadviser: Massachusetts
                                                                      Financial Services Company
MFS(R) Research International      Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class B+                                               Subadviser: Massachusetts
                                                                      Financial Services Company
PIMCO Inflation Protected Bond     Seeks to provide maximum real      Met Investors Advisory, LLC
  Portfolio -- Class A             return, consistent with            Subadviser: Pacific Investment
                                   preservation of capital and        Management Company LLC
                                   prudent investment management.
Pioneer Fund Portfolio -- Class A  Seeks reasonable income and        Met Investors Advisory, LLC
                                   capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Pioneer Strategic Income           Seeks a high level of current      Met Investors Advisory, LLC
  Portfolio -- Class A             income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
Third Avenue Small Cap Value       Seeks long-term capital            Met Investors Advisory, LLC
  Portfolio -- Class B             appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth        Seeks maximum capital              MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC
BlackRock Bond Income              Seeks a competitive total return   MetLife Advisers, LLC
  Portfolio -- Class A             primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC
BlackRock Money Market             Seeks a high level of current      MetLife Advisers, LLC
  Portfolio -- Class A             income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC
Davis Venture Value                Seeks growth of capital.           MetLife Advisers, LLC
  Portfolio -- Class A                                                Subadviser: Davis Selected
                                                                      Advisers, L.P.
FI Large Cap Portfolio -- Class A  Seeks long-term growth of          MetLife Advisers, LLC
                                   capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
FI Value Leaders                   Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class D             capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
MetLife Aggressive Allocation      Seeks growth of capital.           MetLife Advisers, LLC
  Portfolio -- Class B
MetLife Conservative Allocation    Seeks high level of current        MetLife Advisers, LLC
  Portfolio -- Class B             income, with growth of capital as
                                   a secondary objective.
MetLife Conservative to Moderate   Seeks high total return in the     MetLife Advisers, LLC
  Allocation Portfolio -- Class B  form of income and growth of capital, with a greater emphasis
                                   on income.
MetLife Moderate Allocation        Seeks a balance between a high     MetLife Advisers, LLC
  Portfolio -- Class B             level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
MetLife Moderate to Aggressive     Seeks growth of capital.           MetLife Advisers, LLC
  Allocation Portfolio -- Class B
MFS(R) Total Return                Seeks a favorable total return     MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
MFS(R) Value Portfolio -- Class A  Seeks capital appreciation and     MetLife Advisers, LLC
                                   reasonable income.                 Subadviser: Massachusetts
                                                                      Financial Services Company
Oppenheimer Global Equity          Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: OppenheimerFunds,
                                                                      Inc.
T. Rowe Price Large Cap Growth     Seeks long-term growth of capital  MetLife Advisers, LLC
  Portfolio -- Class B+            and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
T. Rowe Price Small Cap Growth     Seeks long-term capital growth.    MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: T. Rowe Price
                                                                      Associates, Inc.
Western Asset Management U.S.      Seeks to maximize total return     MetLife Advisers, LLC
  Government Portfolio -- Class A  consistent with preservation of    Subadviser: Western Asset
                                   capital and maintenance of         Management Company
                                   liquidity.
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
Total Return Portfolio             Seeks maximum total return,        Pacific Investment Management
                                   consistent with preservation of    Company LLC
                                   capital and prudent investment
                                   management.
VAN KAMPEN LIFE INVESTMENT
  TRUST -- CLASS II
Comstock Portfolio                 Seeks capital growth and income    Van Kampen Asset Management
                                   through investments in equity
                                   securities, including common
                                   stocks, preferred stocks and
                                   securities convertible into
                                   common and preferred stocks.
Enterprise Portfolio+              Seeks capital appreciation         Van Kampen Asset Management
                                   through investments in securities
                                   believed by the Portfolio's
                                   investment adviser to have above
                                   average potential for capital
                                   appreciation.



---------

+ Not available under all Contracts. Availability depends on Contract issue date.


++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



Certain Variable Funding Options may have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds."


                                  FIXED ACCOUNT

--------------------------------------------------------------------------------



We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix D for more information.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------




GENERAL



We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:


     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)


     -    administration of the annuity options available under the Contracts

     -    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts


     - sales and marketing expenses including commission payments to your registered representative


     -    other costs of doing business

Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established


     - that the amount of the death benefit will be greater than the Contract Value


     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE




We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.) We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:


     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                2 years               6%
         2 years                4 years               5%
         4 years                5 years               4%
         5 years                6 years               3%
         6 years                7 years               2%
        7 + years                                     0%



For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:


     (a)  any Purchase Payment to which no withdrawal charge applies, then


     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d)  any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

     - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)


     - in the form of lifetime Annuity Payments or Annuity Payments for a fixed period of at least five years

     -    under the Managed Distribution Program



     -    under the Nursing Home Confinement provision (as described in Appendix
          E)



FREE WITHDRAWAL ALLOWANCE


Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal allowance applies to any partial or full withdrawal. The free withdrawal allowance is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE



We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES




There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. The annual Contract administrative charge will be deducted on a pro-rata basis from amounts allocated to the Variable Funding Options. We will deduct this charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account, if it is available, or:


     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE




Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.30% annually. If you choose the Step-Up Death Benefit, the M&E charge is 1.40% annually. If you choose the Roll-Up Death Benefit, the M&E charge is 1.60% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your registered representative.

VARIABLE LIQUIDITY BENEFIT CHARGE



If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                2 years               6%
         2 years                4 years               5%
         4 years                5 years               4%
         5 years                6 years               3%
         6 years                7 years               2%
        7+ years                                      0%


Please refer to "Payment Options" for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE



If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE




If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%. These GMWB riders may be elected only at the time of your initial purchase of the Contract.



GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE



If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.50% of the amounts held in each funding option.


VARIABLE FUNDING OPTION EXPENSES



We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX



Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE



If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------



Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.


Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


MARKET TIMING/EXCESSIVE TRADING



Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, Templeton Foreign Securities Fund, Janus Aspen Series Global Life Sciences Portfolio, Janus Aspen Series Global Technology Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Dreman Small-Cap Value Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, and T. Rowe Price Small Cap Growth Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.


We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract

Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING



Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Special DCA Program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.


You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.


You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------




Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) and/or the Fixed Account from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.


For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


We may withhold payment of surrender or withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS



Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.


We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.


Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.


MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------



TYPES OF OWNERSHIP




CONTRACT OWNER


The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.


If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.


Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY



You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT



The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see "The Annuity
Contract".)

NOTE: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all referenced to "Annuitant" below with "owner". All death benefits will be reduced by any premium tax and outstanding loans not previously deducted.

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEFERRED ANNUAL STEP-UP (STANDARD DEATH BENEFIT)

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

     (1)  the Contract Value on the Death Report Date


     (2)  your adjusted Purchase Payment (see below)* or



     (3)  the Step-Up Value (if any, as described below)**


STEP-UP DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

     (1)  the Contract Value on the Death Report Date


     (2)  your Adjusted Purchase Payment (see below)* or


     (3)  the Step-Up Value (if any, as described below)

ROLL-UP DEATH BENEFIT

-------------------------------------------------------------------------------------
If the Annuitant dies before
age 80, the death benefit will
be the greatest of:                 -  the Contract Value on the Death Report Date;
                                    -  your Adjusted Purchase Payment (see below)*;
                                    -  the Step-Up Value, if any, (as described
                                       below)**
                                    -  the Roll-Up Death Benefit Value (as described
                                       below)**
-------------------------------------------------------------------------------------
If the Annuitant dies on or
after age 80, the death benefit
will be the greatest of:            -  the Contract Value on the Death Report Date;
                                    -  your Adjusted Purchase Payment (see below)* or
                                    -  the Step-Up Value, if any, as described
                                       below**, or
                                    -  the Roll-Up Death Benefit Value (as described
                                       below)** on the Annuitant's 80(th) birthday,
                                       plus any additional Purchase Payments and
                                       minus any partial surrender reductions (as
                                       described below) that occur after the
                                       Annuitant's 80(th) birthday.
-------------------------------------------------------------------------------------



* If you have elected a GMWB Rider (Principal Guarantee) your Adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.


** Your Step-Up Value or your Roll-Up Death Benefit Value will be subject to the partial surrender reduction below even if you have elected a GMWB rider.


ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.

STEP-UP VALUE (FOR STANDARD DEATH BENEFIT)

The Step-Up Value will initially equal the Contract Value on the seventh Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Death Report Date. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below. If the Death Report Date or the Annuitant's 80th birthday is before the seventh Contract Date anniversary, there is no Step-Up Value.


STEP-UP VALUE (FOR STEP-UP AND ROLL-UP DEATH BENEFITS)+


The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE+


On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b)   is any Purchase Payment made during the previous Contract Year

     c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b) is any Purchase Payment made since the previous Contract Date anniversary

     c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary


+May not be available in all states. Please check with your registered representative.


The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).



PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:

           $50,000 x ($10,000/$55,000) = $9,090

Your new Adjusted Purchase Payment would be $50,000-$9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:

           $50,000 x ($10,000/$30,000) = $16,666

Your new Adjusted Purchase Payment would be $50,000-$16,666, or $33,334.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

           $50,000 x ($10,000/$55,000) = $9,090

Your new Step-Up Value would be $50,000-$9,090, or $40,910. The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

           $50,000 x ($10,000/$30,000) = $16,666

Your new Step-Up Value would be $50,000-$16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")



THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

           $50,000 X ($10,000/$55,000) = $9,090

You new modified Purchase Payment would be $50,000-$9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

           $50,000 X ($10,000/$30,000) = $16,666

Your new modified Purchase Payment would be $50,000-$16,666 = $33,334.

PAYMENT OF PROCEEDS



We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

NON-QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE         The beneficiary(ies), or if    The beneficiary elects to      Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          continue the Contract rather
OWNER)                        Owner's estate.                than receive a lump sum
                                                             distribution.

--------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)  The beneficiary(ies), or if    The beneficiary elects to      Yes
(WITH NO JOINT OWNER)         none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a lump sum
                                                             distribution.

--------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The surviving joint owner.                                    Yes
IS NOT THE ANNUITANT)

--------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The beneficiary(ies), or, if   The beneficiary elects to      Yes
IS THE ANNUITANT)             none, to the surviving joint   continue the Contract rather
                              owner.                         than receive a lump sum
                                                             distribution.

--------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The surviving joint owner.     The spouse elects to           Yes
NOT THE ANNUITANT)                                           continue the Contract.

--------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The beneficiary(ies), or if    The spouse elects to           Yes
THE ANNUITANT)                none, to the surviving joint   continue the Contract.
                              owner
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             continue the Contract and
                                                             instruct the Company to pay
                                                             the beneficiary.

--------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE     The beneficiary(ies), or if    The beneficiary elects to      Yes
CONTRACT OWNER)               none, to the Contract Owner.   continue the Contract rather
                                                             than receive a lump sum
                                                             distribution.
                                                             But, if there is a
                                                             Contingent Annuitant, then
                                                             the Contingent Annuitant
                                                             becomes the Annuitant and
                                                             the Contract continues in
                                                             effect (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner.

--------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.

--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A NON-NATURAL ENTITY/TRUST)
The beneficiary(ies), or if                                  Yes (Death of Annuitant is
  none, to the owner.                                        treated as death of the
                                                             owner in these
                                                             circumstances.)
--------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT          No death proceeds are                                         N/A
(ASSUMING ANNUITANT IS STILL  payable; Contract continues.
ALIVE)

--------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------


QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT               The beneficiary(ies), or if    The beneficiary elects to      Yes
                              none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a lump sum
                                                             distribution.
--------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------



---------

* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5-year payout option is not available.


SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)



Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.


The terms and conditions that applied to the original Contract (including Contract fees and charges) will also apply to the continued Contract, with certain exceptions described in the Contract. Any Purchase Payment made before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract. For purposes of the death benefit on the continued Contract, the death benefit will be calculated the same as prior to continuance except all values used to calculate the death benefit, which may include a Step-Up Value or Roll-Up Death Benefit Value (depending on the optional benefit), are reset on the date the spouse continues the contract.



Spousal continuation will not satisfy required minimum distribution rules for Qualified Contracts other than IRAs. In addition, because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Please consult a tax advisor before electing this option.


BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership



     -    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.


DEATH PROCEEDS AFTER THE MATURITY DATE



If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.


                                 LIVING BENEFITS

--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.


AVAILABILITY AND ELIGIBILITY. We offer several different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III" ; we may refer to any one of these as GMWB. The availability of each rider is shown below.




--------------------------------------------------------------------------------------------------------------
         NAME OF RIDER:                    GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
ALSO CALLED:                         Principal Guarantee       Principal Guarantee       Principal Guarantee
                                                                                                Value
--------------------------------------------------------------------------------------------------------------
AVAILABILITY:                         Not available for       Available on or after     Available on or after
                                    purchase on or after        March 21, 2005 if         March 21, 2005 if
                                   March 21, 2005, unless    approved in your state    approved in your state
                                   GMWB II is not approved
                                        in your state
--------------------------------------------------------------------------------------------------------------



CURRENTLY, YOU MAY ELECT A GMWB RIDER ONLY AT THE TIME OF YOUR INITIAL PURCHASE OF THE CONTRACT. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.



REMAINING BENEFIT BASE ("RBB"). For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment. If you added the GMWB after the initial purchase of the Contract, the Initial RBB is the Contract Value on the date the GMWB was added. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.



ANNUAL WITHDRAWAL BENEFIT ("AWB"). The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
If you make your first                    5% of RBB                 5% of RBB                 5% of RBB
withdrawal before the 3rd
anniversary
after you purchase GMWB:
--------------------------------------------------------------------------------------------------------------
If you make your first                   10% of RBB                10% of RBB                 5% of RBB
withdrawal on or after the 3(rd)
anniversary after you purchase
GMWB:
--------------------------------------------------------------------------------------------------------------



ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

     - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

     - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.


We will waive any surrender charge on amounts that you withdraw up to your AWB on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.


WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB
Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL        N/A         (100,000 x           [5,000 x (1-         N/A         (100,000 x           [5,000 x (1-
REDUCTION                  10,000/110,000) =    90,000/100,000)] =               10,000/90,000) =     88,889/100,000)] =
(PWR)                            9,091                  500                           $11,111                $556
-------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT                   $10,000                                               $11,111
OF THE
WITHDRAWAL                  (10,000>9,091)                                        (11,111>10,000)
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $11,111                $556
-------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,000               $4,500          $80,000         $88,889               $4,444
-------------------------------------------------------------------------------------------------------------------------


                          WITHDRAWAL EXAMPLE FOR GMWB I

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY                     $90,909               $4,545                          $88,889               $4,444
AFTER
WITHDRAWAL               [100,000 -- (100,000         [(5,000                  [100,000 -- (100,000        [5,000 x
               $100,000    x10,000/110,000)]     x90,909/100,000)]    $80,000    x10,000/90,000)]      (88,889/100,000)]
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $9,091                 $455           $10,000         $11,111                $556
-------------------------------------------------------------------------------------------------------------------------


TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

          -    a qualified retirement plan (Code Section 401),

          -    a tax-sheltered annuity (Code Section 403(b)),

          -    an individual retirement account (Code Sections 408(a)),

          -    an individual retirement annuity (Code Section 408(b)), or

          -    a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or


     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.




RESET (GMWB I AND GMWB II ONLY). If you select GMWB I or GMWB II, you may choose to reset your RBB starting with the 5th year anniversary date of your GMWB purchase. In accordance with the terms of the rider we have established the following procedures for resets. If you elect to reset within 30 days prior to the end of the 5th contract year, your new RBB will be reset to equal your current Contract Value. If you do not reset on the 5th year anniversary, you will have the opportunity to elect to reset during the 30-day period prior to each anniversary following the date of your 5th year anniversary of your GMWB purchase. In the event that you elect a reset you will be eligible to reset your RBB again provided that 5 contract years have elapsed since the most recent reset, so long as your election is made during the 30-day period prior to the anniversary date of your GMWB purchase.


Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.


Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the charge may increase if you elect to reset the RBB. (In such cases, the charge will never exceed the guaranteed maximum charge.) Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.


INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.


GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.


--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
Current Annual Charge                       0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
Maximum Annual Charge After a               1.00%                     1.00%                      N/A
Reset
--------------------------------------------------------------------------------------------------------------


MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     - The total annual payment amount will equal the AWB and will never exceed your RBB, and

     - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.


COMPARISON OF IMPORTANT DIFFERENCES AMONG THE GMWB RIDERS


The following chart may help you decide which version of GMWB is best for you.

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
AWB                                  5% of RBB if first        5% of RBB if first             5% of RBB
                                   withdrawal before 3(rd)   withdrawal before 3(rd)
                                   anniversary 10% of RBB    anniversary 10% of RBB
                                   if first withdrawal on    if first withdrawal on
                                       or after 3(rd)            or after 3(rd)
                                         anniversary               anniversary
--------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                               0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
RESET                                        Yes                       Yes                       No
--------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                        No               Yes, after the 5(th)      Yes, after the 5(th)
                                                               anniversary of GMWB       anniversary of GMWB
                                                                    purchase                  purchase
--------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                      No                        Yes                       Yes
--------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION OF AWB               No                        Yes                       Yes
FOR DISTRIBUTIONS FROM TAX-
QUALIFIED PLANS
--------------------------------------------------------------------------------------------------------------



GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.


     - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes all the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.


     - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.

Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

-------------------------------------------------------------------------------------------------------------------
                           INCREASING CONTRACT VALUE                           DECLINING CONTRACT VALUE
-------------------------------------------------------------------------------------------------------------------
                                      BASE                                               BASE
                   CONTRACT       CALCULATION                         CONTRACT       CALCULATION
                    VALUE            AMOUNT        BENEFIT BASE        VALUE            AMOUNT        BENEFIT BASE
-------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $100,000         $100,000      Not Applicable      $110,000         $100,000      Not Applicable
-------------------------------------------------------------------------------------------------------------------
VALUE AS OF
RIDER
MATURITY DATE      $110,000         $100,000         $100,000         $90,000          $100,000         $100,000
-------------------------------------------------------------------------------------------------------------------
AMOUNT
APPLIED TO
CONTRACT
VALUE DUE TO
GMAB RIDER                           $0(1)                                            $10,000(2)
-------------------------------------------------------------------------------------------------------------------



(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.
(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

-------------------------------------------------------------------------------------------------------------------
                  ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS       ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
-------------------------------------------------------------------------------------------------------------------
                                                       BASE                                               BASE
                   CONTRACT         PURCHASE       CALCULATION        CONTRACT         PURCHASE       CALCULATION
                    VALUE           PAYMENT           AMOUNT           VALUE           PAYMENT           AMOUNT
-------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $100,000         $100,000         $100,000         $100,000         $100,000         $100,000
-------------------------------------------------------------------------------------------------------------------
VALUE BEFORE
ADDITIONAL
PURCHASE
PAYMENT            $110,000      Not Applicable      $100,000         $110,000      Not Applicable      $100,000
-------------------------------------------------------------------------------------------------------------------
VALUE AFTER
ADDITIONAL
PURCHASE
PAYMENT            $120,000         $10,000          $110,000         $120,000         $10,000          $100,000
-------------------------------------------------------------------------------------------------------------------


The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT

---------------------------------------------------------------------------------------------------------------------------
                                                    ASSUMING INCREASING CONTRACT VALUE
---------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
---------------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $100,000              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL           $110,000              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY                                                                           [100,000 x
FOLLOWING
PARTIAL                                                                            10,000/110,000] =
WITHDRAWAL           $100,000               $90,000               $10,000               $9,091                $10,000
---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                     ASSUMING DECLINING CONTRACT VALUE
---------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
---------------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $100,000              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL            $90,000              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY                                                                           [100,000 x
FOLLOWING
PARTIAL                                                                            10,000/90,000] =
WITHDRAWAL            $80,000               $88,889               $10,000               $11,111               $11,111
---------------------------------------------------------------------------------------------------------------------------



INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

     - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

     - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.


     - If you make an additional Purchase Payment, you can only allocate up to 80% of the Purchase Payment to Subaccounts that we classify as Class A.



     - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payment to Subaccounts that we classify as Class B.


Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.


Below is a list of the Subaccounts that are currently classified as Class B Subaccounts. All remaining Subaccounts offered under the Contract are classified as Class A Subaccounts.


                              CLASS B SUBACCOUNTS/UNDERLYING FUNDS
                    --------------------------------------------------------
                          LEGG MASON PARTNERS VARIABLE INCOME TRUST
                            Legg Mason Partners Variable Adjustable
                               Rate Income Portfolio
                          MET INVESTORS SERIES TRUST -- CLASS A
                            BlackRock High Yield Portfolio
                            Pioneer Strategic Income Portfolio
                            PIMCO Inflation Protected Bond Portfolio
                          METROPOLITAN SERIES FUND, INC. -- CLASS A
                            BlackRock Bond Income Portfolio
                            BlackRock Money Market Portfolio
                            Western Asset Management U.S. Government
                               Portfolio
                          PIMCO VARIABLE INSURANCE
                            TRUST -- ADMINISTRATIVE CLASS
                            Total Return Portfolio


GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

          Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

          Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB


If you elect the GMAB Rider, we will deduct an additional charge on each business day that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

     - Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

     - If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

     - Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

     - If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------




MATURITY DATE



Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected and any living benefit rider is terminated.



You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90(th) birthday for Non-qualified Contracts and the Annuitant's 70(th) birthday for Qualified Contracts or ten years after the effective date of the Contract, if later (this requirement may be changed by us).


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday for Non-qualified Contracts or, for Qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.




ALLOCATION OF ANNUITY


You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY



You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity

Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY



You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------




ELECTION OF OPTIONS


While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.")

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS



Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.


Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. This option may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.


Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.




VARIABLE LIQUIDITY BENEFIT


This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------




RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION




We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to terminate your traditional IRA, Roth IRA or other Qualified Contract.


REQUIRED REPORTS



As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS



The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS

--------------------------------------------------------------------------------


The Company sponsors Separate Account Thirteen and Separate Account Fourteen. When we refer to the Separate Account, we are referring to Separate Account Thirteen, except where the Contract was originally issued by MLACC, in which case, we are referring to Separate Account Fourteen. (See "The Insurance Company" .) Both Separate Account Thirteen and Separate Account Fourteen were established on November 14, 2002 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.





We anticipate merging Separate Account Thirteen and Separate Account Fourteen with and into another separate account of the Company (the MetLife of CT Separate Account Eleven for Variable Annuities) during the fourth quarter of 2008 at the earliest, subject to regulatory approval. This merger will have no effect on the provisions of, and the rights and obligations under, the Contract. Similarly, the merger will not have any adverse impact on your Contract Value or any tax consequences for you.



We hold the assets of the Separate Account for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.


All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION



In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------



The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.


You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your


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employer's plan or arrangement satisfies the requirements of the Code and/or the
Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (top rate of 35%). The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.


TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.


FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED




QUALIFIED ANNUITY CONTRACTS



If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified


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Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



The Contract has been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB , if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.


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NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457,
INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES




To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 in 2007 and $5,000 in 2008, and it may be indexed for inflation in years after 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $46,000 or 100% of pay for each participant in 2008.



ROTH IRAS





Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.



TSAS (ERISA AND NON-ERISA)


GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).


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Recently, the IRS announced new regulations affecting sec.403(b) plans and arrangements. As part of these regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). These regulations are generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.





If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).


WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:


     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);


     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.


DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Effective January 1, 2006, employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:





     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.





     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.





     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).





     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.





     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.





     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.



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     (7)  We may refuse to accept contributions made as rollovers and trustee-
          to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.


Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.


The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:


The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.


In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).


If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.




NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.


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

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.


PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.


PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.


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DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS




TREATMENT OF CHARGES FOR OPTIONAL BENEFITS


The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED MINIMUM WITHDRAWAL BENEFITS





If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS



The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

--------------------------------------------------------------------------------




THE INSURANCE COMPANY




Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.




Before December 7, 2007, certain of the Contracts were issued by MetLife Life and Annuity Company of Connecticut, a stock life insurance company chartered in 1973 in Connecticut. These Contracts were funded through

Separate Account Fourteen, a separate account registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. On December 7, 2007, MLACC, a wholly-owned subsidiary of the Company and an indirect, wholly-owned subsidiary of MetLife, Inc., merged with and into the Company. Upon consummation of the merger, MLACC's corporate existence ceased by operation of law, and the Company assumed legal ownership of all of the assets of MLACC, including Separate Account Fourteen and its assets. Pursuant to the merger, therefore, Separate Account Fourteen became a separate account of the Company. As a result of the merger, the Company also has become responsible for all of MLACC's liabilities and obligations, including those created under the Contract as initially issued by MLACC (formerly known as The Travelers Life and Annuity Company) and outstanding on the date of the merger. The Contract has thereby become a variable contract funded by a separate account of the Company, and each owner thereof has become a Contract Owner of the Company.


FINANCIAL STATEMENTS



The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS




DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut (the "Company") has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.



MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.



MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.


COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.


We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into a preferred distribution arrangement with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates MetLife Securities, Inc., Walnut Street Securities, Inc., and New England Securities Corporation. See the "Statement of Additional Information -- DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2007, as well as the range of additional compensation paid.



The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds that may be offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers LLC and Met Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALE BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



MetLife registered representatives receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS



The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS




The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.


RESTRICTIONS ON FINANCIAL TRANSACTIONS



Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS



In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION




       FOR METLIFE OF CT SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



            PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT CHARGES 1.45%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (10/03)..................................  2006      1.387          1.358               --
                                                       2005      1.225          1.387            2,956
                                                       2004      1.147          1.225            2,085
                                                       2003      1.000          1.147            1,052

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.972          2.232          166,178
                                                       2006      1.661          1.972          149,633
                                                       2005      1.477          1.661          151,418
                                                       2004      1.321          1.477          200,251
                                                       2003      1.000          1.321            7,684

  American Funds Growth Subaccount (Class 2) (6/03)..  2007      1.738          1.925          501,926
                                                       2006      1.600          1.738          499,206
                                                       2005      1.397          1.600          412,813
                                                       2004      1.260          1.397          308,829
                                                       2003      1.000          1.260               --

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.620          1.678          592,066
                                                       2006      1.427          1.620          559,482
                                                       2005      1.368          1.427          508,320
                                                       2004      1.258          1.368          432,800
                                                       2003      1.000          1.258            4,614

Capital Appreciation Fund
  Capital Appreciation Fund (10/03)..................  2006      1.671          1.654               --
                                                       2005      1.434          1.671           28,310
                                                       2004      1.217          1.434            8,905
                                                       2003      1.000          1.217               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.731          2.262               --
                                                       2005      1.638          1.731           93,262
                                                       2004      1.265          1.638           67,949
                                                       2003      1.000          1.265            1,299

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.434          1.514           35,729
                                                       2006      1.249          1.434           37,123
                                                       2005      1.214          1.249           31,469
                                                       2004      1.172          1.214              579
                                                       2003      1.000          1.172               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/03).....................................  2007      1.505          1.319           57,993
                                                       2006      1.471          1.505           57,510
                                                       2005      1.411          1.471           54,691
                                                       2004      1.286          1.411           53,039
                                                       2003      1.000          1.286            4,790

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (12/03)................................  2006      1.319          1.435               --
                                                       2005      1.214          1.319           17,987
                                                       2004      1.079          1.214               --
                                                       2003      1.000          1.079               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.316          1.468               --
                                                       2005      1.213          1.316           77,817
                                                       2004      1.072          1.213           65,270
                                                       2003      1.000          1.072               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/03).............................................  2007      1.778          2.056          204,937
                                                       2006      1.619          1.778          184,291
                                                       2005      1.408          1.619          146,534
                                                       2004      1.241          1.408           20,924
                                                       2003      1.000          1.241               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (6/03)...........................  2007      1.580          1.662           16,598
                                                       2006      1.409          1.580           17,085
                                                       2005      1.184          1.409           12,028
                                                       2004      1.186          1.184           10,278
                                                       2003      1.000          1.186            1,281

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (6/03)....  2007      2.236          2.541          145,117
                                                       2006      2.018          2.236          176,250
                                                       2005      1.735          2.018          158,010
                                                       2004      1.412          1.735           62,131
                                                       2003      1.000          1.412            3,192

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.461          1.705               --
                                                       2005      1.341          1.461           23,355
                                                       2004      1.208          1.341            6,716
                                                       2003      1.000          1.208               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/03)........................  2007      2.885          3.662           35,738
                                                       2006      2.285          2.885           39,068
                                                       2005      1.820          2.285           41,735
                                                       2004      1.480          1.820           10,223
                                                       2003      1.000          1.480               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      2.033          2.314           93,914
                                                       2006      1.699          2.033          102,266
                                                       2005      1.564          1.699           79,354
                                                       2004      1.339          1.564           28,162
                                                       2003      1.214          1.339               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.630          1.957               --
                                                       2005      1.519          1.630           63,830
                                                       2004      1.329          1.519           24,580
                                                       2003      1.000          1.329               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.062          1.087               --
                                                       2005      1.064          1.062           84,533
                                                       2004      0.992          1.064           40,139

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/03).............................................  2006      1.241          1.282               --
                                                       2005      1.169          1.241               --
                                                       2004      1.095          1.169               --
                                                       2003      1.000          1.095               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (12/03)...........................  2007      1.558          1.869           13,910
                                                       2006      1.487          1.558           13,910
                                                       2005      1.343          1.487           13,910
                                                       2004      1.193          1.343           13,910
                                                       2003      1.000          1.193               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (11/03)....................................  2007      1.607          1.927           16,709
                                                       2006      1.512          1.607           16,727
                                                       2005      1.375          1.512           16,754
                                                       2004      1.387          1.375           16,781
                                                       2003      1.000          1.387            2,662

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (7/03).....................................  2007      1.563          1.685               --
                                                       2006      1.345          1.563               --
                                                       2005      1.293          1.345               --
                                                       2004      1.255          1.293               --
                                                       2003      1.000          1.255               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (10/03).....  2006      1.550          1.742               --
                                                       2005      1.512          1.550           50,468
                                                       2004      1.335          1.512            4,174
                                                       2003      1.000          1.335               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.668          1.610           99,377

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.543          1.599           57,079

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.536          1.589          155,316
                                                       2006      1.354          1.536          152,065
                                                       2005      1.318          1.354          103,763
                                                       2004      1.213          1.318           27,196
                                                       2003      1.000          1.213               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.739          1.667           46,576

  LMPVET Investors Subaccount (Class I) (7/03).......  2007      1.698          1.738           32,755
                                                       2006      1.456          1.698           37,823
                                                       2005      1.387          1.456           41,899
                                                       2004      1.275          1.387           21,357
                                                       2003      1.000          1.275               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.430          1.433          101,769

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (8/03).............................................  2007      1.866          2.023           20,707
                                                       2006      1.679          1.866           27,606
                                                       2005      1.624          1.679           30,044
                                                       2004      1.431          1.624           13,585
                                                       2003      1.000          1.431               --

  LMPVET Social Awareness Subaccount (9/04)..........  2007      1.143          1.250            6,920
                                                       2006      1.077          1.143            6,926
                                                       2005      1.047          1.077            6,933
                                                       2004      0.926          1.047            6,939

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (12/03)...  2007      1.031          1.030               --
                                                       2006      1.005          1.031               --
                                                       2005      0.996          1.005               --
                                                       2004      0.999          0.996               --
                                                       2003      1.000          0.999               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (8/03).........  2007      1.672          1.755               --
                                                       2006      1.436          1.672           44,244
                                                       2005      1.400          1.436           45,482
                                                       2004      1.312          1.400           18,421
                                                       2003      1.000          1.312            8,628

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/03).............................................  2007      1.382          1.440               --
                                                       2006      1.345          1.382          141,269
                                                       2005      1.297          1.345          139,039
                                                       2004      1.309          1.297          147,318
                                                       2003      1.000          1.309               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (7/03).............................................  2007      1.625          1.683               --
                                                       2006      1.484          1.625          112,245
                                                       2005      1.370          1.484           99,560
                                                       2004      1.274          1.370           44,679
                                                       2003      1.000          1.274               --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.486          1.553               --
                                                       2006      1.342          1.486           57,977
                                                       2005      1.313          1.342           60,643
                                                       2004      1.230          1.313           29,236
                                                       2003      1.000          1.230               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (8/03).............................................  2007      1.625          1.689               --
                                                       2006      1.406          1.625           30,759
                                                       2005      1.381          1.406           32,171
                                                       2004      1.244          1.381           12,953
                                                       2003      1.000          1.244               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.816          2.003               --
                                                       2006      1.642          1.816           69,547
                                                       2005      1.539          1.642           60,373
                                                       2004      1.259          1.539           25,554
                                                       2003      1.000          1.259               --

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.087          1.122               --
                                                       2005      1.062          1.087           71,515
                                                       2004      1.000          1.062           22,944

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.723          1.801           34,298
                                                       2006      1.000          1.723           32,065

  MIST BlackRock High Yield Subaccount (Class A)
  (1/70) *...........................................  2007      1.321          1.338           72,306
                                                       2006      1.000          1.321           20,366

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.651          1.732               --
                                                       2006      1.000          1.651           23,365

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.718          1.732           22,025

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.198          1.170              652
                                                       2006      1.000          1.198              653

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.978          1.933            8,161
                                                       2006      1.000          1.978            7,644

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.698          2.183           26,762
                                                       2006      1.000          1.698           27,842

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.223          1.085            5,274

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2007      1.187          1.244           56,769
                                                       2006      1.000          1.187           67,457

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2007      1.323          1.394            3,282
                                                       2006      1.000          1.323            3,287

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2007      1.079          1.105          132,165
                                                       2006      1.000          1.079          103,991

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70) *...........................................  2007      1.073          1.064          102,438
                                                       2006      1.000          1.073               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.454          1.604           12,334
                                                       2006      1.000          1.454           10,302

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.168          1.283            7,030
                                                       2006      1.000          1.168               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.224          2.337            8,002

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.396          1.481           38,943
                                                       2006      1.000          1.396           27,217

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.221          1.026          100,308
                                                       2006      1.000          1.221          145,971

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.151          1.220          232,425

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.559          1.613            3,576
                                                       2006      1.000          1.559              436

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.120          1.237               --
                                                       2006      1.000          1.120            5,274

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.163          1.223          223,601
                                                       2006      1.000          1.163          236,573

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2007      1.030          0.984          326,801
                                                       2006      1.000          1.030          192,718

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.516          1.799           10,463
                                                       2006      1.000          1.516           10,651

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.068          1.119          334,875
                                                       2006      1.000          1.068          356,816

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.038          1.075          220,373
                                                       2006      1.000          1.038          193,673

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.400          1.434           71,770
                                                       2006      1.000          1.400           85,237

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.488          1.526           74,022
                                                       2006      1.000          1.488           84,723

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.061          1.080           29,052
                                                       2006      1.000          1.061           29,080

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.044          1.086          103,565
                                                       2006      1.000          1.044           61,619

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.050          1.085               --
                                                       2006      1.000          1.050               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.056          1.086          117,564
                                                       2006      1.000          1.056          117,564

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.060          1.085               --
                                                       2006      1.000          1.060               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.388          1.425          273,252
                                                       2006      1.000          1.388          294,082

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.052          1.102          114,294
                                                       2006      0.996          1.052          134,888

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.070          1.151            8,499
                                                       2006      1.000          1.070            6,214

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.156          1.200               --
                                                       2006      1.000          1.156           92,002

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      1.076          1.109           88,843
                                                       2006      1.000          1.076           95,507

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      1.005          1.014               --
                                                       2005      0.991          1.005          190,821
                                                       2004      0.995          0.991          208,200
                                                       2003      1.000          0.995               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (7/04).....................................  2006      1.098          1.161               --
                                                       2005      1.054          1.098           27,088
                                                       2004      0.979          1.054           29,728

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (9/03)......................................  2007      1.123          1.146               --
                                                       2006      1.131          1.123          244,658
                                                       2005      1.124          1.131          134,148
                                                       2004      1.047          1.124          166,975
                                                       2003      1.000          1.047            4,343

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.083          1.161          219,910
                                                       2006      1.058          1.083          220,643
                                                       2005      1.048          1.058          240,570
                                                       2004      1.014          1.048          351,846
                                                       2003      1.000          1.014            1,174

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (6/03).........................................  2007      2.064          2.235               --
                                                       2006      1.639          2.064            1,264
                                                       2005      1.482          1.639            1,268
                                                       2004      1.294          1.482            1,272
                                                       2003      1.000          1.294            1,276

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      2.171          2.319               --
                                                       2006      1.878          2.171           94,730
                                                       2005      1.780          1.878           88,519
                                                       2004      1.431          1.780           42,677
                                                       2003      1.000          1.431            7,026

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/03)............................................  2006      1.380          1.470               --
                                                       2005      1.288          1.380           11,260
                                                       2004      1.227          1.288           11,841
                                                       2003      1.000          1.227            8,005

  Travelers Convertible Securities Subaccount
  (7/03).............................................  2006      1.183          1.262               --
                                                       2005      1.196          1.183            3,293
                                                       2004      1.142          1.196            3,299
                                                       2003      1.000          1.142            2,652

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.654          1.808               --
                                                       2005      1.493          1.654           32,096
                                                       2004      1.301          1.493           32,126
                                                       2003      1.000          1.301            4,098

  Travelers Equity Income Subaccount (7/03)..........  2006      1.378          1.449               --
                                                       2005      1.338          1.378           85,963
                                                       2004      1.236          1.338           50,618
                                                       2003      1.000          1.236            8,239

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (9/03)...  2006      1.220          1.252               --
                                                       2005      1.207          1.220           10,781
                                                       2004      1.110          1.207            5,321
                                                       2003      1.000          1.110               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.416          1.467               --
                                                       2005      1.364          1.416            2,604
                                                       2004      1.252          1.364            2,677
                                                       2003      1.000          1.252               --

  Travelers Large Cap Subaccount (9/03)..............  2006      1.338          1.379               --
                                                       2005      1.249          1.338           77,849
                                                       2004      1.190          1.249           86,954
                                                       2003      1.000          1.190               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (7/05)..................................  2006      1.074          1.143               --
                                                       2005      1.020          1.074           22,094

  Travelers Managed Allocation Series: Conservative
  Subaccount (10/05).................................  2006      1.014          1.018               --
                                                       2005      1.000          1.014               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (7/05)..................................  2006      1.031          1.069               --
                                                       2005      1.000          1.031          110,150

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (1/70).......................  2006      1.033          1.078               --
                                                       2005      1.000          1.033               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (1/70).....................  2006      1.036          1.057               --
                                                       2005      1.000          1.036               --

  Travelers Mercury Large Cap Core Subaccount
  (7/03).............................................  2006      1.466          1.558               --
                                                       2005      1.328          1.466           22,971
                                                       2004      1.162          1.328           31,912
                                                       2003      1.000          1.162               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.466          1.552               --
                                                       2005      1.443          1.466           10,803
                                                       2004      1.283          1.443           12,893
                                                       2003      1.000          1.283               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.256          1.298               --
                                                       2005      1.238          1.256          263,061
                                                       2004      1.127          1.238          146,167
                                                       2003      1.000          1.127           10,090

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.167          1.262               --
                                                       2005      1.112          1.167           24,554
                                                       2004      0.978          1.112              232

  Travelers Mondrian International Stock Subaccount
  (8/03).............................................  2006      1.560          1.793               --
                                                       2005      1.446          1.560            6,049
                                                       2004      1.267          1.446              340
                                                       2003      1.000          1.267               --

  Travelers Pioneer Fund Subaccount (4/03)...........  2006      1.364          1.448               --
                                                       2005      1.306          1.364              448
                                                       2004      1.192          1.306               74
                                                       2003      1.000          1.192               --

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.009          1.063               --
                                                       2005      1.000          1.009            5,274

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.110          1.122               --
                                                       2005      1.086          1.110          252,576
                                                       2004      0.980          1.086          228,536

  Travelers Quality Bond Subaccount (8/03)...........  2006      1.036          1.027               --
                                                       2005      1.034          1.036          344,564
                                                       2004      1.016          1.034          282,079
                                                       2003      1.000          1.016           10,788

  Travelers Strategic Equity Subaccount (7/03).......  2006      1.344          1.403               --
                                                       2005      1.336          1.344           14,208
                                                       2004      1.230          1.336               --
                                                       2003      1.000          1.230               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.021          1.176               --
                                                       2005      1.000          1.021               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.979          1.123               --
                                                       2005      1.000          0.979              654

  Travelers U.S. Government Securities Subaccount
  (8/04).............................................  2006      1.077          1.039               --
                                                       2005      1.048          1.077           59,848
                                                       2004      1.008          1.048           23,885

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.714          1.650          158,945
                                                       2006      1.499          1.714          117,805
                                                       2005      1.461          1.499           76,102
                                                       2004      1.262          1.461            7,312
                                                       2003      1.000          1.262               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (1/04).............................................  2007      1.361          1.508               --
                                                       2006      1.293          1.361               --
                                                       2005      1.216          1.293               --
                                                       2004      1.189          1.216               --
                                                       2003      1.000          1.189               --






            PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT CHARGES 2.45%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (10/03)..................................  2006      1.185          1.149               --
                                                       2005      1.058          1.185               --
                                                       2004      1.000          1.058               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.455          1.631               --
                                                       2006      1.238          1.455               --
                                                       2005      1.112          1.238               --
                                                       2004      1.000          1.112               --

  American Funds Growth Subaccount (Class 2) (6/03)..  2007      1.323          1.451               --
                                                       2006      1.230          1.323               --
                                                       2005      1.085          1.230               --
                                                       2004      1.000          1.085               --

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.236          1.266           40,280
                                                       2006      1.099          1.236           35,913
                                                       2005      1.064          1.099           35,913
                                                       2004      1.000          1.064               --

Capital Appreciation Fund
  Capital Appreciation Fund (10/03)..................  2006      1.348          1.330               --
                                                       2005      1.169          1.348               --
                                                       2004      1.000          1.169               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.346          1.742               --
                                                       2005      1.287          1.346               --
                                                       2004      1.000          1.287               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.183          1.237               --
                                                       2006      1.041          1.183               --
                                                       2005      1.022          1.041               --
                                                       2004      1.000          1.022               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/03).....................................  2007      1.143          0.992            8,025
                                                       2006      1.129          1.143            6,934
                                                       2005      1.093          1.129            6,934
                                                       2004      1.000          1.093               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (12/03)................................  2006      1.200          1.301               --
                                                       2005      1.116          1.200               --
                                                       2004      1.000          1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.202          1.336               --
                                                       2005      1.119          1.202               --
                                                       2004      1.000          1.119               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/03).............................................  2007      1.370          1.567               --
                                                       2006      1.259          1.370               --
                                                       2005      1.106          1.259               --
                                                       2004      1.000          1.106               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (6/03)...........................  2007      1.359          1.416               --
                                                       2006      1.224          1.359               --
                                                       2005      1.039          1.224               --
                                                       2004      1.000          1.039               --

  VIP Mid Cap Subaccount (Service Class 2) (6/03)....  2007      1.549          1.743           12,597
                                                       2006      1.412          1.549           11,266
                                                       2005      1.226          1.412           11,266
                                                       2004      1.000          1.226               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.186          1.370               --
                                                       2005      1.100          1.186               --
                                                       2004      1.000          1.100               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/03)........................  2007      1.960          2.463               --
                                                       2006      1.568          1.960               --
                                                       2005      1.261          1.568               --
                                                       2004      1.000          1.261               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.472          1.658               --
                                                       2006      1.242          1.472               --
                                                       2005      1.155          1.242               --
                                                       2004      1.000          1.155               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.189          1.413               --
                                                       2005      1.119          1.189               --
                                                       2004      1.000          1.119               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.063          1.084               --
                                                       2005      1.075          1.063           14,954
                                                       2004      1.008          1.075               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/03).............................................  2006      1.122          1.155               --
                                                       2005      1.068          1.122               --
                                                       2004      1.000          1.068               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (12/03)...........................  2007      1.181          1.402               --
                                                       2006      1.138          1.181               --
                                                       2005      1.038          1.138               --
                                                       2004      1.000          1.038               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (11/03)....................................  2007      1.205          1.431               --
                                                       2006      1.145          1.205               --
                                                       2005      1.052          1.145               --
                                                       2004      1.000          1.052               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (7/03).....................................  2007      1.288          1.374               --
                                                       2006      1.119          1.288               --
                                                       2005      1.086          1.119               --
                                                       2004      1.000          1.086               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (10/03).....  2006      1.142          1.272               --
                                                       2005      1.125          1.142               --
                                                       2004      1.000          1.125               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.253          1.201               --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.222          1.258               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.222          1.251               --
                                                       2006      1.088          1.222               --
                                                       2005      1.069          1.088               --
                                                       2004      1.000          1.069               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.282          1.221               --

  LMPVET Investors Subaccount (Class I) (7/03).......  2007      1.294          1.312               --
                                                       2006      1.122          1.294               --
                                                       2005      1.079          1.122               --
                                                       2004      1.000          1.079               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.067          1.062               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (8/03).............................................  2007      1.313          1.409               --
                                                       2006      1.193          1.313               --
                                                       2005      1.165          1.193               --
                                                       2004      1.000          1.165               --

  LMPVET Social Awareness Subaccount (9/04)..........  2007      1.151          1.245               --
                                                       2006      1.095          1.151               --
                                                       2005      1.075          1.095               --
                                                       2004      0.953          1.075               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (12/03)...  2007      1.012          1.001               --
                                                       2006      0.996          1.012               --
                                                       2005      0.997          0.996               --
                                                       2004      1.000          0.997               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (8/03).........  2007      1.236          1.294               --
                                                       2006      1.073          1.236               --
                                                       2005      1.057          1.073               --
                                                       2004      1.000          1.057               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/03).............................................  2007      1.034          1.074               --
                                                       2006      1.017          1.034               --
                                                       2005      0.990          1.017               --
                                                       2004      1.000          0.990               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (7/03).............................................  2007      1.225          1.264               --
                                                       2006      1.130          1.225               --
                                                       2005      1.054          1.130               --
                                                       2004      1.000          1.054               --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.181          1.230               --
                                                       2006      1.077          1.181               --
                                                       2005      1.065          1.077               --
                                                       2004      1.000          1.065               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (8/03).............................................  2007      1.267          1.313               --
                                                       2006      1.107          1.267               --
                                                       2005      1.099          1.107               --
                                                       2004      1.000          1.099               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.342          1.475               --
                                                       2006      1.225          1.342               --
                                                       2005      1.160          1.225               --
                                                       2004      1.000          1.160               --

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.085          1.117               --
                                                       2005      1.071          1.085               --
                                                       2004      1.013          1.071               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.265          1.309               --
                                                       2006      1.000          1.265               --

  MIST BlackRock High Yield Subaccount (Class A)
  (1/70) *...........................................  2007      1.156          1.159           16,798
                                                       2006      1.000          1.156               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.370          1.432               --
                                                       2006      1.000          1.370               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.420          1.423               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.181          1.141               --
                                                       2006      1.000          1.181               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.535          1.485               --
                                                       2006      1.000          1.535               --

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.356          1.726               --
                                                       2006      1.000          1.356               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.203          1.060               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2007      1.174          1.218               --
                                                       2006      1.000          1.174               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2007      1.130          1.178           17,459
                                                       2006      1.000          1.130           15,464

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2007      1.072          1.087               --
                                                       2006      1.000          1.072               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70) *...........................................  2007      1.066          1.046               --
                                                       2006      1.000          1.066               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.166          1.274               --
                                                       2006      1.000          1.166               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.152          1.252               --
                                                       2006      1.000          1.152               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.697          1.773               --

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.385          1.454               --
                                                       2006      1.000          1.385               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.213          1.009               --
                                                       2006      1.000          1.213               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.067          1.123               --

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.278          1.310               --
                                                       2006      1.000          1.278               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.105          1.216               --
                                                       2006      1.000          1.105               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.158          1.205               --
                                                       2006      1.000          1.158               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2007      1.023          0.968               --
                                                       2006      1.000          1.023               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.105          1.298               --
                                                       2006      1.000          1.105               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.044          1.082               --
                                                       2006      1.000          1.044               --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.020          1.046               --
                                                       2006      1.000          1.020               --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.151          1.167               --
                                                       2006      1.000          1.151               --

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.200          1.219               --
                                                       2006      1.000          1.200               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.054          1.062               --
                                                       2006      1.000          1.054               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.037          1.068               --
                                                       2006      1.000          1.037               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.043          1.067               --
                                                       2006      1.000          1.043               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.048          1.067               --
                                                       2006      1.000          1.048               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.053          1.067               --
                                                       2006      1.000          1.053               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.204          1.224               --
                                                       2006      1.000          1.204               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.045          1.084               --
                                                       2006      0.996          1.045               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.063          1.132               --
                                                       2006      1.000          1.063               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.145          1.185               --
                                                       2006      1.000          1.145           14,954

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      1.080          1.101               --
                                                       2006      1.000          1.080               --

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.998          1.004               --
                                                       2005      0.994          0.998               --
                                                       2004      1.000          0.994               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (7/04).....................................  2006      1.096          1.155               --
                                                       2005      1.062          1.096               --
                                                       2004      0.992          1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (9/03)......................................  2007      1.044          1.062               --
                                                       2006      1.063          1.044               --
                                                       2005      1.067          1.063               --
                                                       2004      1.000          1.067               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.057          1.122           47,080
                                                       2006      1.043          1.057           41,235
                                                       2005      1.044          1.043           41,235
                                                       2004      1.000          1.044               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (6/03).........................................  2007      1.581          1.707               --
                                                       2006      1.268          1.581               --
                                                       2005      1.158          1.268               --
                                                       2004      1.000          1.158               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      1.425          1.518               --
                                                       2006      1.245          1.425               --
                                                       2005      1.192          1.245               --
                                                       2004      1.000          1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/03)............................................  2006      1.118          1.188               --
                                                       2005      1.054          1.118               --
                                                       2004      1.000          1.054               --

  Travelers Convertible Securities Subaccount
  (7/03).............................................  2006      1.020          1.084               --
                                                       2005      1.042          1.020           15,464
                                                       2004      1.000          1.042               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.227          1.336               --
                                                       2005      1.118          1.227               --
                                                       2004      1.000          1.118               --

  Travelers Equity Income Subaccount (7/03)..........  2006      1.123          1.177               --
                                                       2005      1.101          1.123               --
                                                       2004      1.000          1.101               --

  Travelers Federated High Yield Subaccount (9/03)...  2006      1.078          1.103               --
                                                       2005      1.078          1.078               --
                                                       2004      1.000          1.078               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.109          1.145               --
                                                       2005      1.079          1.109               --
                                                       2004      1.000          1.079               --

  Travelers Large Cap Subaccount (9/03)..............  2006      1.111          1.142               --
                                                       2005      1.048          1.111               --
                                                       2004      1.000          1.048               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (7/05)..................................  2006      1.068          1.133               --
                                                       2005      1.019          1.068               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (10/05).................................  2006      1.012          1.012               --
                                                       2005      1.000          1.012               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (7/05)..................................  2006      1.026          1.060               --
                                                       2005      1.000          1.026               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (1/70).......................  2006      1.029          1.070               --
                                                       2005      1.000          1.029               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (1/70).....................  2006      1.030          1.047               --
                                                       2005      1.000          1.030               --

  Travelers Mercury Large Cap Core Subaccount
  (7/03).............................................  2006      1.228          1.301               --
                                                       2005      1.123          1.228               --
                                                       2004      1.000          1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.079          1.138               --
                                                       2005      1.073          1.079               --
                                                       2004      1.000          1.073               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.100          1.133               --
                                                       2005      1.095          1.100               --
                                                       2004      1.000          1.095               --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.169          1.260               --
                                                       2005      1.126          1.169               --
                                                       2004      0.994          1.126               --

  Travelers Mondrian International Stock Subaccount
  (8/03).............................................  2006      1.223          1.401               --
                                                       2005      1.144          1.223               --
                                                       2004      1.000          1.144               --

  Travelers Pioneer Fund Subaccount (4/03)...........  2006      1.130          1.196               --
                                                       2005      1.093          1.130               --
                                                       2004      1.000          1.093               --

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.006          1.056               --
                                                       2005      1.000          1.006               --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.116          1.124               --
                                                       2005      1.103          1.116               --
                                                       2004      1.000          1.103               --

  Travelers Quality Bond Subaccount (8/03)...........  2006      1.023          1.010               --
                                                       2005      1.031          1.023               --
                                                       2004      1.000          1.031               --

  Travelers Strategic Equity Subaccount (7/03).......  2006      1.092          1.137               --
                                                       2005      1.097          1.092               --
                                                       2004      1.000          1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.017          1.167               --
                                                       2005      1.000          1.017               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.974          1.115               --
                                                       2005      1.000          0.974               --

  Travelers U.S. Government Securities Subaccount
  (8/04).............................................  2006      1.091          1.049               --
                                                       2005      1.072          1.091               --
                                                       2004      1.036          1.072               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.301          1.239               --
                                                       2006      1.148          1.301               --
                                                       2005      1.130          1.148               --
                                                       2004      1.000          1.130               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (1/04).............................................  2007      1.137          1.248               --
                                                       2006      1.092          1.137               --
                                                       2005      1.037          1.092               --
                                                       2004      1.000          1.037               --






* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.



Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.





Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AllianceBernstein Variable Products Series Fund, Inc.-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MSF Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.


Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.



Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION




       FOR METLIFE OF CT SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



            PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT CHARGES 1.45%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.387          1.358                --
                                                       2005      1.225          1.387             5,032
                                                       2004      1.147          1.225                --
                                                       2003      1.000          1.147                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.972          2.232           152,222
                                                       2006      1.661          1.972           138,416
                                                       2005      1.477          1.661           142,244
                                                       2004      1.321          1.477            94,077
                                                       2003      1.000          1.321            37,036

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.738          1.925         1,104,963
                                                       2006      1.600          1.738         1,213,983
                                                       2005      1.397          1.600         1,148,861
                                                       2004      1.260          1.397           589,788
                                                       2003      1.000          1.260           175,834

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.620          1.678         1,316,835
                                                       2006      1.427          1.620         1,183,685
                                                       2005      1.368          1.427         1,008,839
                                                       2004      1.258          1.368           421,664
                                                       2003      1.000          1.258           261,983

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.671          1.654                --
                                                       2005      1.434          1.671           144,925
                                                       2004      1.217          1.434            59,134
                                                       2003      1.000          1.217            22,095

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.731          2.262                --
                                                       2005      1.638          1.731           165,437
                                                       2004      1.265          1.638           163,900
                                                       2003      1.000          1.265           165,625

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/03).....................................  2007      1.434          1.514            87,989
                                                       2006      1.249          1.434            88,871
                                                       2005      1.214          1.249           100,461
                                                       2004      1.172          1.214           100,429
                                                       2003      1.000          1.172            74,699

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/03).....................................  2007      1.505          1.319            95,698
                                                       2006      1.471          1.505            99,693
                                                       2005      1.411          1.471            99,284
                                                       2004      1.286          1.411           117,603
                                                       2003      1.000          1.286            75,726

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (12/03)................................  2006      1.319          1.435                --
                                                       2005      1.214          1.319            42,248
                                                       2004      1.079          1.214             9,394
                                                       2003      1.000          1.079                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.316          1.468                --
                                                       2005      1.213          1.316            28,923
                                                       2004      1.072          1.213            21,992
                                                       2003      1.000          1.072                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.778          2.056           202,232
                                                       2006      1.619          1.778           210,187
                                                       2005      1.408          1.619           169,862
                                                       2004      1.241          1.408            93,181
                                                       2003      1.000          1.241            19,422

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/03)...........................  2007      1.580          1.662             4,627
                                                       2006      1.409          1.580             4,734
                                                       2005      1.184          1.409            11,511
                                                       2004      1.186          1.184                --
                                                       2003      1.000          1.186                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      2.236          2.541           236,862
                                                       2006      2.018          2.236           237,362
                                                       2005      1.735          2.018           248,211
                                                       2004      1.412          1.735           108,517
                                                       2003      1.000          1.412            40,694

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.461          1.705                --
                                                       2005      1.341          1.461           743,635
                                                       2004      1.208          1.341           142,873
                                                       2003      1.000          1.208            39,577

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/03)........................  2007      2.885          3.662           183,127
                                                       2006      2.285          2.885           175,633
                                                       2005      1.820          2.285           160,472
                                                       2004      1.480          1.820            23,838
                                                       2003      1.000          1.480               279

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      2.033          2.314           932,900
                                                       2006      1.699          2.033           933,397
                                                       2005      1.564          1.699           915,542
                                                       2004      1.339          1.564             1,032
                                                       2003      1.127          1.339                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.630          1.957                --
                                                       2005      1.519          1.630           212,236
                                                       2004      1.329          1.519           129,931
                                                       2003      1.000          1.329            27,829

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.062          1.087                --
                                                       2005      1.064          1.062           102,579
                                                       2004      0.985          1.064            14,458

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/03).............................................  2006      1.241          1.282                --
                                                       2005      1.169          1.241            24,627
                                                       2004      1.095          1.169            24,643
                                                       2003      1.000          1.095            12,940

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (6/03)............................  2007      1.558          1.869                --
                                                       2006      1.487          1.558                --
                                                       2005      1.343          1.487                --
                                                       2004      1.193          1.343            10,447
                                                       2003      1.000          1.193            10,447

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/03).....................................  2007      1.607          1.927            17,236
                                                       2006      1.512          1.607            17,241
                                                       2005      1.375          1.512            18,622
                                                       2004      1.387          1.375            14,101
                                                       2003      1.000          1.387             6,694

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.563          1.685             8,418
                                                       2006      1.345          1.563             6,454
                                                       2005      1.293          1.345             8,720
                                                       2004      1.255          1.293             8,257
                                                       2003      1.000          1.255             5,185

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.550          1.742                --
                                                       2005      1.512          1.550           431,893
                                                       2004      1.335          1.512            11,386
                                                       2003      1.000          1.335            20,495

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.668          1.610            29,792

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.543          1.599                --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.536          1.589           203,870
                                                       2006      1.354          1.536           209,728
                                                       2005      1.318          1.354           250,033
                                                       2004      1.213          1.318           222,652
                                                       2003      1.000          1.213           185,884

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.739          1.667            90,477

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.698          1.738            96,266
                                                       2006      1.456          1.698            99,460
                                                       2005      1.387          1.456           105,690
                                                       2004      1.275          1.387           118,997
                                                       2003      1.000          1.275            61,697

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.430          1.433            65,427

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/03).............................................  2007      1.866          2.023            54,692
                                                       2006      1.679          1.866            98,991
                                                       2005      1.624          1.679            71,798
                                                       2004      1.431          1.624            74,428
                                                       2003      1.000          1.431            39,511

  LMPVET Social Awareness Subaccount (8/04)..........  2007      1.143          1.250                --
                                                       2006      1.077          1.143                --
                                                       2005      1.047          1.077                --
                                                       2004      0.920          1.047                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (1/04)....  2007      1.031          1.030           151,993
                                                       2006      1.005          1.031           167,867
                                                       2005      0.996          1.005           176,247
                                                       2004      0.999          0.996           185,835
                                                       2003      1.000          0.999                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.672          1.755                --
                                                       2006      1.436          1.672            88,905
                                                       2005      1.400          1.436            88,460
                                                       2004      1.312          1.400            92,696
                                                       2003      1.000          1.312            56,649

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.382          1.440                --
                                                       2006      1.345          1.382            70,762
                                                       2005      1.297          1.345            74,172
                                                       2004      1.309          1.297            77,067
                                                       2003      1.000          1.309            25,262

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/03).............................................  2007      1.625          1.683                --
                                                       2006      1.484          1.625            30,737
                                                       2005      1.370          1.484            31,424
                                                       2004      1.274          1.370            60,400
                                                       2003      1.000          1.274            15,899

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.486          1.553                --
                                                       2006      1.342          1.486                --
                                                       2005      1.313          1.342             6,505
                                                       2004      1.230          1.313            22,447
                                                       2003      1.000          1.230            22,497

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.625          1.689                --
                                                       2006      1.406          1.625            89,259
                                                       2005      1.381          1.406            96,279
                                                       2004      1.244          1.381            88,933
                                                       2003      1.000          1.244            44,421

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.816          2.003                --
                                                       2006      1.642          1.816           205,109
                                                       2005      1.539          1.642           175,352
                                                       2004      1.259          1.539           126,076
                                                       2003      1.000          1.259            34,477

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.087          1.122                --
                                                       2005      1.062          1.087                --
                                                       2004      0.983          1.062             2,540

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.723          1.801            64,826
                                                       2006      1.000          1.723            58,543

  MIST BlackRock High Yield Subaccount (Class A)
  (1/70) *...........................................  2007      1.321          1.338           201,826
                                                       2006      1.000          1.321           151,148

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.651          1.732                --
                                                       2006      1.000          1.651            11,126

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.718          1.732             5,915

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.198          1.170            19,371
                                                       2006      1.000          1.198             6,646

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.978          1.933            34,736
                                                       2006      1.000          1.978            79,416

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.698          2.183           143,455
                                                       2006      1.000          1.698           117,781

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.223          1.085                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2007      1.187          1.244                --
                                                       2006      1.000          1.187                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2007      1.323          1.394            61,359
                                                       2006      1.000          1.323           208,798

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2007      1.079          1.105           832,888
                                                       2006      1.000          1.079           968,916

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70) *...........................................  2007      1.073          1.064           340,399
                                                       2006      1.000          1.073             8,195

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.454          1.604            66,262
                                                       2006      1.000          1.454            11,778

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.168          1.283            16,069
                                                       2006      1.000          1.168                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.224          2.337            10,914

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.396          1.481           156,173
                                                       2006      1.000          1.396            68,261

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.221          1.026           184,035
                                                       2006      1.000          1.221           248,953

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.151          1.220           377,345

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.559          1.613             7,395
                                                       2006      1.000          1.559             2,171

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.120          1.237                --
                                                       2006      1.000          1.120             2,150

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.163          1.223            55,201
                                                       2006      1.000          1.163            31,005

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2007      1.030          0.984           793,139
                                                       2006      1.000          1.030           679,740

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.516          1.799            62,998
                                                       2006      1.000          1.516            29,695

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.082          1.119           426,078

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.038          1.075           272,073
                                                       2006      1.000          1.038           349,783

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.400          1.434            66,199
                                                       2006      1.000          1.400            62,751

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.488          1.526           235,425
                                                       2006      1.000          1.488           250,133

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.061          1.080             3,031
                                                       2006      1.000          1.061             3,045

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.044          1.086                --
                                                       2006      1.000          1.044                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.050          1.085                --
                                                       2006      1.000          1.050                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.056          1.086            66,233
                                                       2006      1.000          1.056            68,048

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.060          1.085           136,027
                                                       2006      1.000          1.060                --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.388          1.425           637,837
                                                       2006      1.000          1.388           534,155

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.052          1.102           506,421
                                                       2006      0.996          1.052           368,624

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.070          1.151             6,944
                                                       2006      1.000          1.070             6,950

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.156          1.200                --
                                                       2006      1.000          1.156           130,929

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      1.076          1.109            20,293
                                                       2006      1.000          1.076            20,041

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      1.005          1.014                --
                                                       2005      0.991          1.005           359,678
                                                       2004      0.995          0.991           377,425
                                                       2003      1.000          0.995           600,572

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.098          1.161                --
                                                       2005      1.054          1.098                --
                                                       2004      0.993          1.054                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.123          1.146                --
                                                       2006      1.131          1.123           469,720
                                                       2005      1.124          1.131           492,914
                                                       2004      1.047          1.124           437,688
                                                       2003      1.000          1.047            47,635

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.083          1.161         1,280,500
                                                       2006      1.058          1.083         1,372,395
                                                       2005      1.048          1.058         1,476,618
                                                       2004      1.014          1.048         1,753,870
                                                       2003      1.000          1.014         1,692,427

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.064          2.235                --
                                                       2006      1.639          2.064             5,633
                                                       2005      1.482          1.639            19,632
                                                       2004      1.294          1.482            19,671
                                                       2003      1.000          1.294            19,436

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      2.171          2.319                --
                                                       2006      1.878          2.171           175,102
                                                       2005      1.780          1.878           199,627
                                                       2004      1.431          1.780           126,858
                                                       2003      1.000          1.431            62,905

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/03).............................................  2006      1.380          1.470                --
                                                       2005      1.288          1.380            11,694
                                                       2004      1.227          1.288            23,433
                                                       2003      1.000          1.227            37,898

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.183          1.262                --
                                                       2005      1.196          1.183           270,474
                                                       2004      1.142          1.196           164,856
                                                       2003      1.000          1.142           100,931

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.654          1.808                --
                                                       2005      1.493          1.654            71,883
                                                       2004      1.301          1.493            81,623
                                                       2003      1.000          1.301            38,923

  Travelers Equity Income Subaccount (6/03)..........  2006      1.378          1.449                --
                                                       2005      1.338          1.378           266,115
                                                       2004      1.236          1.338           246,109
                                                       2003      1.000          1.236            57,194

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (6/03)...  2006      1.220          1.252                --
                                                       2005      1.207          1.220           150,378
                                                       2004      1.110          1.207           184,369
                                                       2003      1.000          1.110           154,529

  Travelers Federated Stock Subaccount (6/03)........  2006      1.416          1.467                --
                                                       2005      1.364          1.416             2,356
                                                       2004      1.252          1.364             2,360
                                                       2003      1.000          1.252             2,365

  Travelers Large Cap Subaccount (6/03)..............  2006      1.338          1.379                --
                                                       2005      1.249          1.338            61,960
                                                       2004      1.190          1.249            54,442
                                                       2003      1.000          1.190            52,765

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.143                --
                                                       2005      1.000          1.074                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (1/70)..................................  2006      1.014          1.018                --
                                                       2005      1.000          1.014                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (10/05).................................  2006      1.031          1.069                --
                                                       2005      0.990          1.031                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (8/05).......................  2006      1.033          1.078                --
                                                       2005      1.000          1.033                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.036          1.057                --
                                                       2005      1.000          1.036                --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.466          1.558                --
                                                       2005      1.328          1.466            11,143
                                                       2004      1.162          1.328             5,125
                                                       2003      1.000          1.162                --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.466          1.552                --
                                                       2005      1.443          1.466            41,320
                                                       2004      1.283          1.443            40,812
                                                       2003      1.000          1.283            36,255

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (6/03)....  2006      1.256          1.298                --
                                                       2005      1.238          1.256           640,974
                                                       2004      1.127          1.238           480,980
                                                       2003      1.000          1.127           272,384

  Travelers MFS(R) Value Subaccount (6/04)...........  2006      1.167          1.262                --
                                                       2005      1.112          1.167            29,975
                                                       2004      0.995          1.112                --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.560          1.793                --
                                                       2005      1.446          1.560            53,347
                                                       2004      1.267          1.446            41,940
                                                       2003      1.000          1.267            11,315

  Travelers Pioneer Fund Subaccount (4/03)...........  2006      1.364          1.448                --
                                                       2005      1.306          1.364             2,175
                                                       2004      1.192          1.306             2,094
                                                       2003      1.000          1.192                --

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.009          1.063                --
                                                       2005      0.980          1.009             2,111

  Travelers Pioneer Strategic Income Subaccount
  (7/04).............................................  2006      1.110          1.122                --
                                                       2005      1.086          1.110            51,003
                                                       2004      1.004          1.086                --

  Travelers Quality Bond Subaccount (6/03)...........  2006      1.036          1.027                --
                                                       2005      1.034          1.036           536,840
                                                       2004      1.016          1.034           585,269
                                                       2003      1.000          1.016           317,950

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.344          1.403                --
                                                       2005      1.336          1.344            16,156
                                                       2004      1.230          1.336            17,850
                                                       2003      1.000          1.230            18,019

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (1/70)..................................  2006      1.021          1.176                --
                                                       2005      1.000          1.021                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (1/70)..................................  2006      0.979          1.123                --
                                                       2005      1.000          0.979                --

  Travelers U.S. Government Securities Subaccount
  (7/04).............................................  2006      1.077          1.039                --
                                                       2005      1.048          1.077            19,797
                                                       2004      1.006          1.048             2,622

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.714          1.650           155,460
                                                       2006      1.499          1.714           106,081
                                                       2005      1.461          1.499           111,623
                                                       2004      1.262          1.461            78,731
                                                       2003      1.000          1.262            24,388

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.361          1.508                --
                                                       2006      1.293          1.361                --
                                                       2005      1.216          1.293                --
                                                       2004      1.189          1.216             4,194
                                                       2003      1.000          1.189            23,162






            PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT CHARGES 2.45%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.185          1.149             --
                                                       2005      1.058          1.185             --
                                                       2004      1.000          1.058             --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.455          1.631             --
                                                       2006      1.238          1.455             --
                                                       2005      1.112          1.238             --
                                                       2004      1.000          1.112             --

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.323          1.451             --
                                                       2006      1.230          1.323             --
                                                       2005      1.085          1.230             --
                                                       2004      1.000          1.085             --

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.236          1.266             --
                                                       2006      1.099          1.236             --
                                                       2005      1.064          1.099             --
                                                       2004      1.000          1.064             --

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.348          1.330             --
                                                       2005      1.169          1.348             --
                                                       2004      1.000          1.169             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.346          1.742             --
                                                       2005      1.287          1.346             --
                                                       2004      1.000          1.287             --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/03).....................................  2007      1.183          1.237             --
                                                       2006      1.041          1.183             --
                                                       2005      1.022          1.041             --
                                                       2004      1.000          1.022             --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/03).....................................  2007      1.143          0.992             --
                                                       2006      1.129          1.143             --
                                                       2005      1.093          1.129             --
                                                       2004      1.000          1.093             --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (12/03)................................  2006      1.200          1.301             --
                                                       2005      1.116          1.200             --
                                                       2004      1.000          1.116             --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.202          1.336             --
                                                       2005      1.119          1.202             --
                                                       2004      1.000          1.119             --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.370          1.567             --
                                                       2006      1.259          1.370             --
                                                       2005      1.106          1.259             --
                                                       2004      1.000          1.106             --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/03)...........................  2007      1.359          1.416             --
                                                       2006      1.224          1.359             --
                                                       2005      1.039          1.224             --
                                                       2004      1.000          1.039             --

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      1.549          1.743             --
                                                       2006      1.412          1.549             --
                                                       2005      1.226          1.412             --
                                                       2004      1.000          1.226             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.186          1.370             --
                                                       2005      1.100          1.186             --
                                                       2004      1.000          1.100             --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/03)........................  2007      1.960          2.463             --
                                                       2006      1.568          1.960             --
                                                       2005      1.261          1.568             --
                                                       2004      1.000          1.261             --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.472          1.658             --
                                                       2006      1.242          1.472             --
                                                       2005      1.155          1.242             --
                                                       2004      1.000          1.155             --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.189          1.413             --
                                                       2005      1.119          1.189             --
                                                       2004      1.000          1.119             --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.063          1.084             --
                                                       2005      1.075          1.063             --
                                                       2004      1.000          1.075             --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/03).............................................  2006      1.122          1.155             --
                                                       2005      1.068          1.122             --
                                                       2004      1.000          1.068             --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (6/03)............................  2007      1.181          1.402             --
                                                       2006      1.138          1.181             --
                                                       2005      1.038          1.138             --
                                                       2004      1.000          1.038             --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/03).....................................  2007      1.205          1.431             --
                                                       2006      1.145          1.205             --
                                                       2005      1.052          1.145             --
                                                       2004      1.000          1.052             --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.288          1.374             --
                                                       2006      1.119          1.288             --
                                                       2005      1.086          1.119             --
                                                       2004      1.000          1.086             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.142          1.272             --
                                                       2005      1.125          1.142             --
                                                       2004      1.000          1.125             --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.253          1.201             --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.222          1.258             --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.222          1.251             --
                                                       2006      1.088          1.222             --
                                                       2005      1.069          1.088             --
                                                       2004      1.000          1.069             --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.282          1.221             --

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.294          1.312             --
                                                       2006      1.122          1.294             --
                                                       2005      1.079          1.122             --
                                                       2004      1.000          1.079             --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.067          1.062             --

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/03).............................................  2007      1.313          1.409             --
                                                       2006      1.193          1.313             --
                                                       2005      1.165          1.193             --
                                                       2004      1.000          1.165             --

  LMPVET Social Awareness Subaccount (8/04)..........  2007      1.151          1.245             --
                                                       2006      1.095          1.151             --
                                                       2005      1.075          1.095             --
                                                       2004      0.948          1.075             --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (1/04)....  2007      1.012          1.001             --
                                                       2006      0.996          1.012             --
                                                       2005      0.997          0.996             --
                                                       2004      1.000          0.997             --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.236          1.294             --
                                                       2006      1.073          1.236             --
                                                       2005      1.057          1.073             --
                                                       2004      1.000          1.057             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.034          1.074             --
                                                       2006      1.017          1.034             --
                                                       2005      0.990          1.017             --
                                                       2004      1.000          0.990             --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/03).............................................  2007      1.225          1.264             --
                                                       2006      1.130          1.225             --
                                                       2005      1.054          1.130             --
                                                       2004      1.000          1.054             --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.181          1.230             --
                                                       2006      1.077          1.181             --
                                                       2005      1.065          1.077             --
                                                       2004      1.000          1.065             --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.267          1.313             --
                                                       2006      1.107          1.267             --
                                                       2005      1.099          1.107             --
                                                       2004      1.000          1.099             --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.342          1.475             --
                                                       2006      1.225          1.342             --
                                                       2005      1.160          1.225             --
                                                       2004      1.000          1.160             --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.085          1.117             --
                                                       2005      1.071          1.085             --
                                                       2004      1.000          1.071             --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.265          1.309             --
                                                       2006      1.000          1.265             --

  MIST BlackRock High Yield Subaccount (Class A)
  (1/70) *...........................................  2007      1.156          1.159             --
                                                       2006      1.000          1.156             --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.370          1.432             --
                                                       2006      1.000          1.370             --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.420          1.423             --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.181          1.141             --
                                                       2006      1.000          1.181             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.535          1.485             --
                                                       2006      1.000          1.535             --

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.356          1.726             --
                                                       2006      1.000          1.356             --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.203          1.060             --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2007      1.174          1.218             --
                                                       2006      1.000          1.174             --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2007      1.130          1.178             --
                                                       2006      1.000          1.130             --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2007      1.072          1.087             --
                                                       2006      1.000          1.072             --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70) *...........................................  2007      1.066          1.046             --
                                                       2006      1.000          1.066             --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.166          1.274             --
                                                       2006      1.000          1.166             --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.152          1.252             --
                                                       2006      1.000          1.152             --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.697          1.773             --

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.385          1.454             --
                                                       2006      1.000          1.385             --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.213          1.009             --
                                                       2006      1.000          1.213             --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.067          1.123             --

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.278          1.310             --
                                                       2006      1.000          1.278             --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.105          1.216             --
                                                       2006      1.000          1.105             --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.158          1.205             --
                                                       2006      1.000          1.158             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2007      1.023          0.968             --
                                                       2006      1.000          1.023             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.105          1.298             --
                                                       2006      1.000          1.105             --

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.054          1.082             --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.020          1.046             --
                                                       2006      1.000          1.020             --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.151          1.167             --
                                                       2006      1.000          1.151             --

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.200          1.219             --
                                                       2006      1.000          1.200             --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.054          1.062             --
                                                       2006      1.000          1.054             --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.037          1.068             --
                                                       2006      1.000          1.037             --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.043          1.067             --
                                                       2006      1.000          1.043             --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.048          1.067             --
                                                       2006      1.000          1.048             --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.053          1.067             --
                                                       2006      1.000          1.053             --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.204          1.224             --
                                                       2006      1.000          1.204             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.045          1.084             --
                                                       2006      0.996          1.045             --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.063          1.132             --
                                                       2006      1.000          1.063             --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.145          1.185             --
                                                       2006      1.000          1.145             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      1.080          1.101             --
                                                       2006      1.000          1.080             --

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      0.998          1.004             --
                                                       2005      0.994          0.998             --
                                                       2004      1.000          0.994             --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.096          1.155             --
                                                       2005      1.062          1.096             --
                                                       2004      1.007          1.062             --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.044          1.062             --
                                                       2006      1.063          1.044             --
                                                       2005      1.067          1.063             --
                                                       2004      1.000          1.067             --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.057          1.122             --
                                                       2006      1.043          1.057             --
                                                       2005      1.044          1.043             --
                                                       2004      1.000          1.044             --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.581          1.707             --
                                                       2006      1.268          1.581             --
                                                       2005      1.158          1.268             --
                                                       2004      1.000          1.158             --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      1.425          1.518             --
                                                       2006      1.245          1.425             --
                                                       2005      1.192          1.245             --
                                                       2004      1.000          1.192             --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/03).............................................  2006      1.118          1.188             --
                                                       2005      1.054          1.118             --
                                                       2004      1.000          1.054             --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.020          1.084             --
                                                       2005      1.042          1.020             --
                                                       2004      1.000          1.042             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.227          1.336             --
                                                       2005      1.118          1.227             --
                                                       2004      1.000          1.118             --

  Travelers Equity Income Subaccount (6/03)..........  2006      1.123          1.177             --
                                                       2005      1.101          1.123             --
                                                       2004      1.000          1.101             --

  Travelers Federated High Yield Subaccount (6/03)...  2006      1.078          1.103             --
                                                       2005      1.078          1.078             --
                                                       2004      1.000          1.078             --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.109          1.145             --
                                                       2005      1.079          1.109             --
                                                       2004      1.000          1.079             --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.111          1.142             --
                                                       2005      1.048          1.111             --
                                                       2004      1.000          1.048             --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.068          1.133             --
                                                       2005      1.000          1.068             --

  Travelers Managed Allocation Series: Conservative
  Subaccount (1/70)..................................  2006      1.012          1.012             --
                                                       2005      1.000          1.012             --

  Travelers Managed Allocation Series: Moderate
  Subaccount (10/05).................................  2006      1.026          1.060             --
                                                       2005      0.987          1.026             --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (8/05).......................  2006      1.029          1.070             --
                                                       2005      1.000          1.029             --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.030          1.047             --
                                                       2005      1.000          1.030             --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.228          1.301             --
                                                       2005      1.123          1.228             --
                                                       2004      1.000          1.123             --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.079          1.138             --
                                                       2005      1.073          1.079             --
                                                       2004      1.000          1.073             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (6/03)....  2006      1.100          1.133             --
                                                       2005      1.095          1.100             --
                                                       2004      1.000          1.095             --

  Travelers MFS(R) Value Subaccount (6/04)...........  2006      1.169          1.260             --
                                                       2005      1.126          1.169             --
                                                       2004      1.012          1.126             --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.223          1.401             --
                                                       2005      1.144          1.223             --
                                                       2004      1.000          1.144             --

  Travelers Pioneer Fund Subaccount (4/03)...........  2006      1.130          1.196             --
                                                       2005      1.093          1.130             --
                                                       2004      1.000          1.093             --

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.006          1.056             --
                                                       2005      0.979          1.006             --

  Travelers Pioneer Strategic Income Subaccount
  (7/04).............................................  2006      1.116          1.124             --
                                                       2005      1.103          1.116             --
                                                       2004      1.024          1.103             --

  Travelers Quality Bond Subaccount (6/03)...........  2006      1.023          1.010             --
                                                       2005      1.031          1.023             --
                                                       2004      1.000          1.031             --

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.092          1.137             --
                                                       2005      1.097          1.092             --
                                                       2004      1.000          1.097             --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (1/70)..................................  2006      1.017          1.167             --
                                                       2005      1.000          1.017             --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (1/70)..................................  2006      0.974          1.115             --
                                                       2005      1.000          0.974             --

  Travelers U.S. Government Securities Subaccount
  (7/04).............................................  2006      1.091          1.049             --
                                                       2005      1.072          1.091             --
                                                       2004      1.034          1.072             --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.301          1.239             --
                                                       2006      1.148          1.301             --
                                                       2005      1.130          1.148             --
                                                       2004      1.000          1.130             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.137          1.248             --
                                                       2006      1.092          1.137             --
                                                       2005      1.037          1.092             --
                                                       2004      1.000          1.037             --






* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.



Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.





Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AllianceBernstein Variable Products Series Fund, Inc.-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MSF Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.




Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.





Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.





Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.





Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.



Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------





                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and the former name and new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGE


                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Neuberger Berman Real Estate Portfolio         Clarion Global Real Estate Portfolio




UNDERLYING FUND MERGERS


The following former Underlying Funds were merged with the new Underlying Funds.


         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Batterymarch Mid-Cap Stock Portfolio         Lazard Mid Cap Portfolio
MET INVESTORS SERIES TRUST                     METROPOLITAN SERIES FUND, INC.
  MFS((R) )Value Portfolio                     MFS((R) )Value Portfolio




UNDERLYING FUND SUBSTITUTIONS


The following new Underlying Funds were substituted for the former Underlying Funds.


            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND               METROPOLITAN SERIES FUND, INC.
  Appreciation Portfolio                       Davis Venture Value Portfolio
DREYFUS VARIABLE INVESTMENT FUND               METROPOLITAN SERIES FUND, INC.
  Developing Leaders Portfolio                 T. Rowe Price Small Cap Growth Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE          MET INVESTORS SERIES TRUST
  PRODUCTS TRUST
  Templeton Developing Markets Securities      MFS(R) Emerging Markets Equity Portfolio
     Fund
JANUS ASPEN SERIES                             METROPOLITAN SERIES FUND, INC.
  Worldwide Growth Portfolio                   Oppenheimer Global Equity Portfolio

                                   APPENDIX D

--------------------------------------------------------------------------------




                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX E

--------------------------------------------------------------------------------




            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT

(AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER ON THE DATE THE CONTRACT IS ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

     (a)  is Medicare approved as a provider of skilled nursing care services;
          and

     (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

     (a) is licensed as a nursing care facility by the state in which it is licensed;

     (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

     (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

     (d) provides, as a primary function, nursing care and room and board; and charges for these services;

     (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

     (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

     (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

     (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

     (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

     (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

     (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

     (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payment made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX F

--------------------------------------------------------------------------------




               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:


                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm Condensed Financial Information
                     Financial Statements

--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated April 28, 2008 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-72-73-87. For the Statement of Additional Information for the contracts issued by the former MetLife Life and Annuity Company of Connecticut please request MLAC-Book-72-73-87.


Name: -------------------------------------------------

Address: ----------------------------------------------

CHECK BOX:


[ ] MIC-Book-72-73-87



[ ] MLAC-Book-72-73-87

                 PIONEER ANNUISTAR VALUE(SM) ANNUITY PROSPECTUS:


         METLIFE OF CT SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES METLIFE OF CT SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES

                                 APRIL 28, 2008



This prospectus describes PIONEER ANNUISTAR VALUE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after April 28, 2008 are:


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     Pioneer Cullen Value VCT Portfolio
  TRUST -- CLASS 2                                 Pioneer Emerging Markets VCT Portfolio
  Franklin Rising Dividends Securities Fund        Pioneer Equity Income VCT Portfolio
  Franklin Small-Mid Cap Growth Securities         Pioneer Fund VCT Portfolio
     Fund                                          Pioneer Global High Yield VCT Portfolio
  Templeton Foreign Securities Fund                Pioneer High Yield VCT Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Pioneer Ibbotson Aggressive Allocation VCT
  Legg Mason Partners Variable Aggressive             Portfolio
     Growth Portfolio -- Class II                  Pioneer Ibbotson Growth Allocation VCT
  Legg Mason Partners Variable Capital and            Portfolio
     Income Portfolio -- Class II                  Pioneer Ibbotson Moderate Allocation VCT
  Legg Mason Partners Variable Fundamental            Portfolio
     Value Portfolio -- Class I                    Pioneer Independence VCT Portfolio
MET INVESTORS SERIES TRUST                         Pioneer International Value VCT Portfolio
  Lazard Mid Cap Portfolio -- Class B              Pioneer Mid Cap Value VCT Portfolio
  Met/AIM Capital Appreciation                     Pioneer Oak Ridge Large Cap Growth VCT
     Portfolio -- Class E                             Portfolio
  MFS(R) Research International                    Pioneer Real Estate Shares VCT Portfolio
     Portfolio -- Class B                          Pioneer Small Cap Value VCT Portfolio
  Oppenheimer Capital Appreciation                 Pioneer Strategic Income VCT Portfolio
     Portfolio -- Class B
METROPOLITAN SERIES FUND, INC.
  BlackRock Money Market Portfolio -- Class A
  MFS(R) Total Return Portfolio -- Class B
  Oppenheimer Global Equity
     Portfolio -- Class B
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
  Pioneer Bond VCT Portfolio




     Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds" for more information.


The Contract, certain Contract features and/or some of the funding options may not be available in all states.


This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 28, 2008. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 866-547-3793 or access the SEC's website (http://www.sec.gov). See Appendix F for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                TABLE OF CONTENTS






                                                                          PAGE
                                                                          ----
GLOSSARY................................................................     3
SUMMARY.................................................................     5
FEE TABLE...............................................................     9
CONDENSED FINANCIAL INFORMATION.........................................    13
THE ANNUITY CONTRACT....................................................    13
Contract Owner Inquiries................................................    14
Purchase Payments.......................................................    15
Accumulation Units......................................................    15
The Variable Funding Options............................................    16
FIXED ACCOUNT...........................................................    19
CHARGES AND DEDUCTIONS..................................................    20
General.................................................................    20
Withdrawal Charge.......................................................    20
Free Withdrawal Allowance...............................................    21
Transfer Charge.........................................................    21
Administrative Charges..................................................    21
Mortality and Expense Risk Charge.......................................    22
Variable Liquidity Benefit Charge.......................................    22
Enhanced Stepped-Up Provision Charge....................................    22
Guaranteed Minimum Withdrawal Benefit Charge............................    22
Guaranteed Minimum Withdrawal Benefit for Life ("GMWB for Life")
  Charge................................................................    22
Guaranteed Minimum Accumulation Benefit Charge..........................    23
Variable Funding Option Expenses........................................    23
Premium Tax.............................................................    23
Changes in Taxes Based upon Premium or Value............................    23
TRANSFERS...............................................................    23
Market Timing/Excessive Trading.........................................    23
Dollar Cost Averaging...................................................    25
ACCESS TO YOUR MONEY....................................................    26
Systematic Withdrawals..................................................    26
OWNERSHIP PROVISIONS....................................................    27
Types of Ownership......................................................    27
Contract Owner..........................................................    27
Beneficiary.............................................................    27
Annuitant...............................................................    27
DEATH BENEFIT...........................................................    28
Death Proceeds before the Maturity Date.................................    28
Enhanced Stepped-Up Provision ("E.S.P.")................................    30
Payment of Proceeds.....................................................    30
Spousal Contract Continuance (subject to availability--does not apply if
  a non-spouse is a joint owner)........................................    32
Beneficiary Contract Continuance (not permitted for non-natural
  beneficiaries)........................................................    33
Planned Death Benefit...................................................    33
Death Proceeds after the Maturity Date..................................    34
LIVING BENEFITS.........................................................    34
Guaranteed Minimum Withdrawal Benefit ("GMWB" or "Principal
  Guarantee")...........................................................    34
THE ANNUITY PERIOD......................................................    55
Maturity Date...........................................................    55
Allocation of Annuity...................................................    55
Variable Annuity........................................................    55
Fixed Annuity...........................................................    56
PAYMENTS OPTIONS........................................................    56
Election of Options.....................................................    56
Annuity Options.........................................................    56
Variable Liquidity Benefit..............................................    57
MISCELLANEOUS CONTRACT PROVISIONS.......................................    57
Right to Return.........................................................    57
Termination.............................................................    57
Required Reports........................................................    58
Suspension of Payments..................................................    58
THE SEPARATE ACCOUNTS...................................................    58
Performance Information.................................................    59
FEDERAL TAX CONSIDERATIONS..............................................    59
General Taxation of Annuities...........................................    59
Types of Contracts: Qualified and Non-qualified.........................    60
Qualified Annuity Contracts.............................................    60
Taxation of Qualified Annuity Contracts.................................    61
Mandatory Distributions for Qualified Plans.............................    61
Individual Retirement Annuities.........................................    61
Roth IRAs...............................................................    62
TSAs (ERISA and Non-ERISA)..............................................    62
Non-qualified Annuity Contracts.........................................    64
Diversification Requirements for Variable Annuities.....................    65
Ownership of the Investments............................................    65
Taxation of Death Benefit Proceeds......................................    66
Other Tax Considerations................................................    66
Treatment of Charges for Optional Benefits..............................    66
Guaranteed Minimum Withdrawal Benefits..................................    66
Puerto Rico Tax Considerations..........................................    66
Non-Resident Aliens.....................................................    67
Tax Credits and Deductions..............................................    67
OTHER INFORMATION.......................................................    67
The Insurance Company...................................................    67
Financial Statements....................................................    68
Distribution of Variable Annuity Contracts..............................    68
Conformity with State and Federal Laws..................................    69
Voting Rights...........................................................    70
Restrictions on Financial Transactions..................................    70
Legal Proceedings.......................................................    70
APPENDIX A: CONDENSED FINANCIAL INFORMATION FOR METLIFE OF CT SEPARATE
  ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES...............................   A-1
APPENDIX B: CONDENSED FINANCIAL INFORMATION FOR METLIFE OF CT SEPARATE
  ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES...............................   B-1
APPENDIX C: ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS...........   C-1
APPENDIX D: THE FIXED ACCOUNT...........................................   D-1
APPENDIX E: WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT....   E-1
APPENDIX F: CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.........   F-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (YOU) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 10366, Des Moines, IA 50306-0366 (for overnight delivery or courier service only: 4700 Westown Parkway, Suite 200, West Des Moines, IA 50266). For Purchase Payments and (if applicable) loan repayments, our Home Office address is: MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408 or 408A of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND A portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission in which the Subaccounts invest.


VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- "You" is the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust.

                                    SUMMARY:

                         PIONEER ANNUISTAR VALUE ANNUITY




THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is MetLife Insurance Company of Connecticut ("the Company," "We" or "Us"). The Company sponsors MetLife of CT Separate Account Thirteen for Variable Annuities ("Separate Account Thirteen") and MetLife of CT Separate Account Fourteen for Variable Annuities ("Separate Account Fourteen"), each a segregated account ("Separate Account"). Prior to December 7, 2007, Separate Account Fourteen was sponsored by MetLife Life and Annuity Company of Connecticut ("MLACC"). On that date, MLACC merged with and into the Company, and the Company became the sponsor of Separate Account Fourteen. Immediately following the merger, the Company stopped issuing Contracts under Separate Account Fourteen and now only issues Contracts under Separate Account Thirteen. When we refer to the Separate Account, we are referring to Separate Account Thirteen, except where the Contract was originally issued by MLACC, in which case, we are referring to Separate Account Fourteen.



The Contract and/or certain optional benefits may not currently be available for sale in all states. For contracts issued in New York, a waiver of the withdrawal charge may apply to all Annuity Payments.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.



You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds. If your Contract was issued as a Qualified Contract under Section 403(b) of the Code in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted) as significant adverse tax consequences may result from such additional payments. (See "Federal Tax Considerations.")


The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See "The Annuity Contract" section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.


If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business (generally, 4:00 p.m., Eastern Time) on the day we receive a Written Request for a refund.


CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.


You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Where permitted by state law, we also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.



WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.35% for the Standard Death Benefit and 1.60% for the Enhanced Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.



We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 6%, decreasing to 0% after seven full years. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.)



If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted each business day from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.


Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to "Payment Options" for a description of this benefit.

We offer a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider that you can select when you purchase the Contract. There are four different versions of the GMWB under this Contract: GMWB I, GMWB II, GMWB III and GMWB for Life. (Check with your registered representative to see which version(s) of the rider is available in y our state.) If you select one of the GMWB riders, a charge will be deducted each business day from amounts allocated to the Variable Funding Options. The current charge for GMWB I, GMWB II and GMWB III, on an annual basis, is as follows: 0.40%, 0.50% and 0.25%, respectively. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.





If you elect the GMWB for Life ("Living Income Guarantee") rider, a charge will be deducted each business day from amounts allocated to the Variable Funding Options. The charge depends on whether you purchase the Single Life Option or the Joint Life Option. The current charge, on an annual basis, is 0.65% for the Single Life Option and 0.80% for the Joint Life Option. The charge can increase but will never exceed 1.50%. This charge will continue until termination of the rider or Contract. You cannot cancel the rider, although the rider terminates under certain circumstances. (see "Termination".)



If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), we will deduct each business day a charge of 0.50% (on an annual basis) from amounts allocated to the Variable Funding Options.


HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money -- Systematic Withdrawals").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.



WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.


     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid to the beneficiary in a lump sum.


     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE" OR "LIVING INCOME GUARANTEE"). For an additional charge, we will guarantee a fixed level of income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your Contract each year. The guarantee is based on Purchase Payments received within two years of your initial purchase. Depending on when you elect to take your first withdrawal, the maximum amount of your investment that you may receive each year is 5%, 6%, or 7%. Payments are guaranteed for your life when you reach age 59 1/2 if you purchase the benefit alone (the "Single Life Option"), or guaranteed for the life of both you and your spouse (the "Joint Life Option") when both you and your spouse reach age 65 if you purchase the benefit with your spouse. The base guarantee increases each year automatically on your anniversary if your Contract Value is greater than the base guarantee. The guarantee is subject to restrictions on withdrawals, and you are required to remain invested in a limited number of specified Variable Funding Options. Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract, and once you purchase the GMWB for Life rider, you cannot cancel it. Guaranteed withdrawals are also available before the qualifying age, however these payments are not guaranteed for life. There is also a guaranteed lump sum feature available after ten years in lieu of guaranteed periodic payments.

     - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

--------------------------------------------------------------------------------



The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE.......................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)



TRANSFER CHARGE.........................................   $10(2)
(assessed on transfers that exceed 12 per year)



VARIABLE LIQUIDITY BENEFIT CHARGE.......................   6%(3)
(As a percentage of the present value of the remaining
  Annuity Payments that are surrendered. The interest
  rate used to calculate this present value is 1% higher
  than the Assumed (Daily) Net Investment Factor used to
  calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................   $30(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:

     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                2 years               6%
         2 years                4 years               5%
         4 years                5 years               4%
         5 years                6 years               3%
         6 years                7 years               2%
        7 + years                                     0%


(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                2 years               6%
         2 years                4 years               5%
         4 years                5 years               4%
         5 years                6 years               3%
         6 years                7 years               2%
         7+years                                      0%


(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.35% and an administrative expense charge of 0.15% on all Contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge for GMWB I (maximum of 1.00% upon reset), a 0.50% current charge for GMWB II (maximum of 1.00% upon reset), a 0.25% charge for GMWB III, a 0.65% current charge for GMWB for Life (Single Life Option) (maximum of 1.50% upon reset), and a 0.80% current charge for GMWB for Life (Joint Life Option) (maximum of 1.50% upon reset). Below is a summary of all of the maximum charges that may apply, depending on the death benefit and optional features you select:

                                                               STANDARD DEATH
                                                                   BENEFIT       ENHANCED DEATH BENEFIT
                                                               --------------    ----------------------
Mortality and Expense Risk Charge*.........................       1.35%                 1.60%
Administrative Expense Charge..............................       0.15%                 0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
  FEATURES SELECTED........................................       1.50%                 1.75%
Optional E.S.P. Charge.....................................       0.20%                 0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED.................................................       1.70%                 1.95%
Optional GMAB Charge.......................................       0.50%                 0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
  SELECTED.................................................       2.00%                 2.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
  SELECTED((5))............................................       2.20%                 2.45%
Optional GMWB I Charge.....................................       1.00%(6)              1.00%(6)
Optional GMWB II Charge....................................       1.00%(6)              1.00%(6)
Optional GMWB III Charge...................................       0.25%                 0.25%
OPTIONAL GMWB FOR LIFE (SINGLE LIFE OPTION) CHARGE.........       1.50%(6)              1.50%(6)
OPTIONAL GMWB FOR LIFE (JOINT LIFE OPTION) CHARGE..........       1.50%(6)              1.50%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED.................................................       2.50%                 2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED.................................................       2.50%                 2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
  SELECTED.................................................       1.75%                 2.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE
  (SINGLE LIFE OPTION) ONLY SELECTED.......................       3.00%                 3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE
  (JOINT LIFE OPTION) ONLY SELECTED........................       3.00%                 3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
  I SELECTED...............................................       2.70%                 2.95%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
  II SELECTED..............................................       2.70%                 2.95%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
  III SELECTED.............................................       1.95%                 2.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
  FOR LIFE (SINGLE LIFE OPTION) SELECTED...................       3.20%                 3.45%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
  FOR LIFE (JOINT LIFE OPTION) SELECTED....................       3.20%                 3.45%


---------



*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: an amount, if any, equal to the underlying fund expenses that are in excess of 1.16% for the Subaccount investing in the Met/AIM Capital Appreciation Portfolio -- Class E; an amount, if any, equal to the underlying fund expenses that are in excess of 1.13% for the Subaccount investing in MFS(R) Research International Portfolio -- Class B, and an amount, if any, equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in Oppenheimer Global Equity Portfolio -- Class B.


(5)   GMAB and GMWB cannot both be elected.


(6)   The current charges for the available GMWB riders are as follow:

-------------------------------------------------------------------------------------------
                     GMWB RIDER                                   CURRENT CHARGE
-------------------------------------------------------------------------------------------
GMWB I                                                                0.40%
-------------------------------------------------------------------------------------------
GMWB II                                                               0.50%
-------------------------------------------------------------------------------------------
GMWB for Life (Single Life Option)                                    0.65%
-------------------------------------------------------------------------------------------
GMWB for Life (Joint Life Option)                                     0.80%
-------------------------------------------------------------------------------------------



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2007 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-547-3793.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.40%      1.90%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Rising Dividends
     Securities Fund.............    0.58%       0.25%      0.02%         0.01%         0.86%        0.01%         0.85%(1)
  Franklin Small-Mid Cap Growth
     Securities Fund.............    0.47%       0.25%      0.28%         0.01%         1.01%        0.01%         1.00%(1)
  Templeton Foreign Securities
     Fund........................    0.63%       0.25%      0.14%         0.02%         1.04%        0.02%         1.02%(1)
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class II++.....    0.75%       0.25%      0.15%           --          1.15%          --          1.15%(2)
  Legg Mason Partners Variable
     Capital and Income
     Portfolio -- Class II.......    0.75%       0.25%      0.13%           --          1.13%          --          1.13%
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I........    0.75%         --       0.08%           --          0.83%          --          0.83%(2)
MET INVESTORS SERIES TRUST
  Lazard Mid Cap
     Portfolio -- Class B........    0.69%       0.25%      0.06%           --          1.00%          --          1.00%
  Met/AIM Capital Appreciation
     Portfolio -- Class E........    0.76%       0.15%      0.10%           --          1.01%          --          1.01%
  MFS(R) Research International
     Portfolio -- Class B........    0.70%       0.25%      0.09%           --          1.04%          --          1.04%
  Oppenheimer Capital
     Appreciation
     Portfolio -- Class B........    0.58%       0.25%      0.06%           --          0.89%          --          0.89%
METROPOLITAN SERIES FUND, INC.
  BlackRock Money Market
     Portfolio -- Class A........    0.33%         --       0.07%           --          0.40%        0.01%         0.39%(3)
  MFS(R) Total Return
     Portfolio -- Class B........    0.53%       0.25%      0.05%           --          0.83%          --          0.83%

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
  Oppenheimer Global Equity
     Portfolio -- Class B........    0.51%       0.25%      0.10%           --          0.86%          --          0.86%
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
  Pioneer Bond VCT Portfolio.....    0.50%       0.25%      0.28%           --          1.03%        0.16%         0.87%(4)
  Pioneer Cullen Value VCT
     Portfolio...................    0.70%       0.25%      0.37%           --          1.32%        0.32%         1.00%(5)
  Pioneer Emerging Markets VCT
     Portfolio...................    1.15%       0.25%      0.24%           --          1.64%          --          1.64%
  Pioneer Equity Income VCT
     Portfolio...................    0.65%       0.25%      0.05%           --          0.95%          --          0.95%
  Pioneer Fund VCT Portfolio.....    0.65%       0.25%      0.05%           --          0.95%          --          0.95%
  Pioneer Global High Yield VCT
     Portfolio...................    0.65%       0.25%      0.48%           --          1.38%        0.38%         1.00%(6)
  Pioneer High Yield VCT
     Portfolio...................    0.65%       0.25%      0.10%           --          1.00%          --          1.00%
  Pioneer Ibbotson Aggressive
     Allocation VCT Portfolio....    0.17%       0.25%      0.60%         0.88%         1.90%        0.47%         1.43%(7)
  Pioneer Ibbotson Growth
     Allocation VCT Portfolio....    0.17%       0.25%      0.10%         0.82%         1.34%        0.14%         1.20%(8)
  Pioneer Ibbotson Moderate
     Allocation VCT Portfolio....    0.17%       0.25%      0.14%         0.77%         1.33%        0.17%         1.16%(9)
  Pioneer Independence VCT
     Portfolio...................    0.70%       0.25%      0.32%           --          1.27%          --          1.27%
  Pioneer International Value VCT
     Portfolio...................    0.85%       0.25%      0.32%           --          1.42%          --          1.42%
  Pioneer Mid Cap Value VCT
     Portfolio...................    0.65%       0.25%      0.06%           --          0.96%          --          0.96%
  Pioneer Oak Ridge Large Cap
     Growth VCT Portfolio........    0.75%       0.25%      0.29%           --          1.29%        0.34%         0.95%(10)
  Pioneer Real Estate Shares VCT
     Portfolio...................    0.80%       0.25%      0.11%           --          1.16%          --          1.16%
  Pioneer Small Cap Value VCT
     Portfolio...................    0.75%       0.25%      0.15%         0.05%         1.20%          --          1.20%
  Pioneer Strategic Income VCT
     Portfolio...................    0.65%       0.25%      0.18%           --          1.08%          --          1.08%



---------



* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.


** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2007.




(1) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is the "acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.




(2) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.




(3) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.




(4) The waiver reflects a contractual expense limitation in effect through May 1, 2009 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.62% of average daily net assets, and to waive fees or limit other expenses of the Class II shares to effect a like reduction in Class II expenses.


(5) The waiver reflects a contractual expense limitation in effect through May 1, 2009 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses, other than acquired fund fees and expenses, to 1.00% of average daily net assets.




(6) The waiver reflects a contractual expense limitation in effect through May 1, 2009 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.00% of average daily net assets.




(7) The Portfolio is a "fund of funds" that invests in other underlying Pioneer portfolios. As an investor in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios, including the management fee. The waiver reflects a contractual expense limitation in effect through May 1, 2009 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other direct operating expenses to the extent required to reduce Class II expenses, other than acquired fund fees and expenses, to 0.55% of average daily net assets.




(8) The Portfolio is a "fund of funds" that invests in other underlying Pioneer portfolios. As an investor in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios, including the management fee. The waiver reflects a contractual expense limitation in effect through May 1, 2009 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other direct operating expenses to the extent required to reduce Class II expenses, other than acquired fund fees and expenses, to 0.38% of average daily net assets.


(9) The Portfolio is a "fund of funds" that invests in other underlying Pioneer portfolios. As an investor in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios, including the management fee. The waiver reflects a contractual expense limitation in effect through May 1, 2009 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other direct operating expenses to the extent required to reduce Class II expenses, other than acquired fund fees and expenses, to 0.39% of average daily net assets.


(10) The waiver reflects a contractual expense limitation in effect through May 1, 2009 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 0.95% of average daily net assets.



EXAMPLE

The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.


The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and a GMWB rider cannot both be elected.



EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit for Life rider (assuming the maximum 1.50% charge applies in all Contract Years).


                                    IF CONTRACT IS SURRENDERED AT THE               IF CONTRACT IS NOT SURRENDERED OR
                                          END OF PERIOD SHOWN:                   ANNUITIZED AT THE END OF PERIOD SHOWN:
                             ----------------------------------------------  ----------------------------------------------
FUNDING OPTION                 1 YEAR      3 YEARS     5 YEARS    10 YEARS     1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------               ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Underlying Fund with
Maximum Total Annual
Operating Expenses.........    $1,140      $2,064      $3,040      $5,310       $540       $1,614      $2,680      $5,310
Underlying Fund with
Minimum Total Annual
Operating Expenses.........      $991      $1,631      $2,341      $4,030       $391       $1,181      $1,981      $4,030



                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



See Appendices A and B.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------




Pioneer AnnuiStar Value Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.


You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by state law, we also reserve the right to restrict allocation of Purchase Payments to the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.


Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                          MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
            DEATH BENEFIT/OPTIONAL FEATURE                        ANNUITANT ON THE CONTRACT DATE*
------------------------------------------------------    -----------------------------------------------
Standard Death Benefit                                                           80
Enhanced Death Benefit                                                           75
Enhanced Stepped-Up Provision (E.S.P.)                                           75


---------
* The maximum age for optional death benefits may be reduced in connection with the offer of the Contracts through certain broker-dealers.

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES




Any questions you have about your Contract should be directed to our Home Office at 866-547-3793.

PURCHASE PAYMENTS




Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent. Where permitted by state law, we may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract. Purchase Payments may be made at any time while the Annuitant is alive and before the date Annuity Payments begin.


We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).


IF YOU SEND YOUR PURCHASE PAYMENTS OR TRANSACTION REQUESTS TO AN ADDRESS OTHER THAN THE ONE WE HAVE DESIGNATED FOR RECEIPT OF SUCH PURCHASE PAYMENTS OR REQUESTS, WE MAY RETURN THE PURCHASE PAYMENT TO YOU, OR THERE MAY BE A DELAY IN APPLYING THE PURCHASE PAYMENT OR TRANSACTION TO YOUR CONTRACT.



QUALIFIED CONTRACTS UNDER SECTION 403(B). If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "Federal Tax Consequences.")



ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS




You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same as the retail mutual funds offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.



We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a variable product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.


If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.


In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company (both of which are now MetLife Insurance Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying

Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predate the acquisition.



PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of its affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts, and, in the Company's role as an intermediary, with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of its affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee
Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee
Table -- Underlying Fund Fees and Expenses" and "Other
Information -- Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor, MetLife Investors Distribution Company. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 866-547-3793 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Franklin Rising Dividends          Seeks long-term capital            Franklin Advisory Services, LLC
  Securities Fund                  appreciation, with preservation
                                   of capital as an important
                                   consideration.
Franklin Small-Mid Cap Growth      Seeks long-term capital growth.    Franklin Advisers, Inc.
  Securities Fund
Templeton Foreign Securities Fund  Seeks long-term capital growth.    Templeton Investment Counsel, LLC
                                                                      Subadviser: Franklin Templeton
                                                                      Investment Management Limited

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason Partners Variable       Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                   LLC
  Portfolio -- Class II                                               Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks total return (that is, a     Legg Mason Partners Fund Advisor,
  Capital and Income               combination of income and long-    LLC
  Portfolio -- Class II            term capital appreciation).        Subadvisers: Western Asset
                                                                      Management Company; ClearBridge
                                                                      Advisors, LLC; Western Asset
                                                                      Management Company Limited
Legg Mason Partners Variable       Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
  Fundamental Value                Current income is a secondary      LLC
  Portfolio -- Class I             consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
MET INVESTORS SERIES TRUST
Lazard Mid Cap Portfolio -- Class  Seeks long-term growth of          Met Investors Advisory, LLC
  B                                capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
Met/AIM Capital Appreciation       Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class E                                                Subadviser: Invesco Aim Capital
                                                                      Management, Inc.
MFS(R) Research International      Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class B                                                Subadviser: Massachusetts
                                                                      Financial Services Company
Oppenheimer Capital Appreciation   Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class B                                                Subadviser: OppenheimerFunds,
                                                                      Inc.
METROPOLITAN SERIES FUND, INC.
BlackRock Money Market             Seeks a high level of current      MetLife Advisers, LLC
  Portfolio -- Class A             income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC
MFS(R) Total Return                Seeks a favorable total return     MetLife Advisers, LLC
  Portfolio -- Class B             through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
Oppenheimer Global Equity          Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: OppenheimerFunds,
                                                                      Inc.
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
Pioneer Bond VCT Portfolio         Seeks to provide current income    Pioneer Investment Management,
                                   from an investment grade           Inc.
                                   portfolio with due regard to
                                   preservation of capital and
                                   prudent investment risk.
Pioneer Cullen Value VCT           Seeks capital appreciation, with   Pioneer Investment Management,
  Portfolio                        current income as a secondary      Inc.
                                   objective.                         Subadviser: Cullen Capital
                                                                      Management, Inc.
Pioneer Emerging Markets VCT       Seeks long-term growth of          Pioneer Investment Management,
  Portfolio                        capital.                           Inc.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Pioneer Equity Income VCT          Seeks current income and long-     Pioneer Investment Management,
  Portfolio                        term growth of capital from a      Inc.
                                   portfolio consisting primarily of
                                   income producing equity
                                   securities of U.S. corporations.
Pioneer Fund VCT Portfolio         Seeks reasonable income and        Pioneer Investment Management,
                                   capital growth.                    Inc.
Pioneer Global High Yield VCT      Seeks to maximize total return     Pioneer Investment Management,
  Portfolio                        through a combination of income    Inc.
                                   and capital appreciation.
Pioneer High Yield VCT Portfolio   Seeks to maximize total return     Pioneer Investment Management,
                                   through a combination of income    Inc.
                                   and capital appreciation.
Pioneer Ibbotson Aggressive        Seeks long-term capital growth.    Pioneer Investment Management,
  Allocation VCT Portfolio                                            Inc.
                                                                      Subadviser: Ibbotson Associates,
                                                                      LLC
Pioneer Ibbotson Growth            Seeks long-term capital growth     Pioneer Investment Management,
  Allocation VCT Portfolio         and current income.                Inc.
                                                                      Subadviser: Ibbotson Associates,
                                                                      LLC
Pioneer Ibbotson Moderate          Seeks long-term capital growth     Pioneer Investment Management,
  Allocation VCT Portfolio         and current income.                Inc.
                                                                      Subadviser: Ibbotson Associates,
                                                                      LLC
Pioneer Independence VCT           Seeks appreciation of capital.     Pioneer Investment Management,
  Portfolio                                                           Inc.
Pioneer International Value VCT    Seeks long-term capital growth.    Pioneer Investment Management,
  Portfolio                                                           Inc.
Pioneer Mid Cap Value VCT          Seeks capital appreciation by      Pioneer Investment Management,
  Portfolio                        investing in a diversified         Inc.
                                   portfolio of securities
                                   consisting primarily of common
                                   stocks.
Pioneer Oak Ridge Large Cap        Seeks capital appreciation.        Pioneer Investment Management,
  Growth VCT Portfolio                                                Inc.
                                                                      Subadviser: Oak Ridge
                                                                      Investments, LLC
Pioneer Real Estate Shares VCT     Seeks long-term growth of          Pioneer Investment Management,
  Portfolio                        capital. Current income is the     Inc.
                                   portfolio's secondary investment   Subadviser: AEW Management and
                                   objective.                         Advisors, L.P.
Pioneer Small Cap Value VCT        Seeks capital growth by investing  Pioneer Investment Management,
  Portfolio                        in a diversified portfolio of      Inc.
                                   securities consisting primarily
                                   of common stocks.
Pioneer Strategic Income VCT       Seeks a high level of current      Pioneer Investment Management,
  Portfolio                        income.                            Inc.




Certain Variable Funding Options may have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds."


                                  FIXED ACCOUNT

--------------------------------------------------------------------------------



We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix D for more information.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------




GENERAL



We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:


     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)


     -    administration of the annuity options available under the Contracts


     -    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts


     - sales and marketing expenses including commission payments to your registered representative


     -    other costs of doing business

Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established


     - that the amount of the death benefit will be greater than the Contract Value


     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE




We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.) We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:


     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                2 years               6%
         2 years                4 years               5%
         4 years                5 years               4%
         5 years                6 years               3%
         6 years                7 years               2%
        7 + years                                     0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:


     (a)  any Purchase Payment to which no withdrawal charge applies, then


     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d)  any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

     - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)


     - in the form of lifetime Annuity Payments or Annuity Payments for a fixed period of at least five years





     -    under the Managed Distribution Program



     -    under the Nursing Home Confinement provision (as described in Appendix
          E)



FREE WITHDRAWAL ALLOWANCE


Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal allowance applies to any partial or full withdrawal. The free withdrawal allowance is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES


There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. The annual Contract administrative charge will be deducted on a pro-rata basis from amounts allocated to the Variable Funding Options. We will deduct this charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account, if it is available, or:


     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge equals 1.35% annually. If you choose the Enhanced Death Benefit, the M&E charge equals 1.60% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your registered representative.


VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                2 years               6%
         2 years                4 years               5%
         4 years                5 years               4%
         5 years                6 years               3%
         6 years                7 years               2%
        7 + years                                     0%



Please refer to "Payment Options" for a description of this benefit.


ENHANCED STEPPED-UP PROVISION CHARGE


If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE


If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%. These GMWB riders may be elected only at the time of your initial purchase of the Contract.



GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE") CHARGE



If you elect the GMWB for Life rider, a charge is deducted each business day from amounts held in each Variable Funding Option. The current charge, on an annual basis, is 0.65% if you select the Single Life Option, or 0.80% if you select the Joint Life Option. Your current charge may increase when your benefits automatically reset, unless you notify us not to reset your benefits (see "LIVING BENEFITS -- Guaranteed Minimum Withdrawal Benefit for Life"). The charge will never exceed 1.50%. You cannot cancel the rider, although the rider terminates under certain circumstances (see "Termination"). You may elect the GMWB for Life rider only at the time of your initial purchase of the Contract.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE


If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.50% of the amounts held in each funding option.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.


Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., Franklin Small-Mid Cap Growth Securities Fund, Templeton Foreign Securities Fund, MFS((R)) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Emerging Markets VCT Portfolio, Pioneer Global High Yield VCT Portfolio, Pioneer High Yield VCT Portfolio, Pioneer International Value VCT Portfolio, Pioneer Small Cap Value VCT Portfolio and Pioneer Strategic Income VCT Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.


We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the

Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Special DCA Program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.


You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time.


All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.


                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------


Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) and/or the Fixed Account from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.


For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


We may withhold payment of surrender or withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.


MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------


TYPES OF OWNERSHIP


CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.


If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.


Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

DEATH PROCEEDS BEFORE THE MATURITY DATE


NOTE: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" below with "Owner". All death benefits described below will be reduced by any premium tax not previously deducted.


STANDARD DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below:

     (1)  the Contract Value on the Death Report Date

     (2)  your adjusted Purchase Payment (see below) or*


     (3)  the Step-Up Value (if any, as described below)**


ENHANCED DEATH BENEFIT

-------------------------------------------------------------------------------------
If the Annuitant dies before
age 80, the death benefit will
be the greatest of:                 -  the Contract Value on the Death Report Date;
                                    -  your adjusted Purchase Payment (see below)*;
                                    -  the Step-Up Value, if any, as described
                                       below** or
                                    -  the Roll-Up Death Benefit Value (as described
                                       below)**
-------------------------------------------------------------------------------------
If the Annuitant dies on or
after age 80, the death benefit
will be the greatest of:            -  the Contract Value on the Death Report Date;
                                    -  your adjusted Purchase Payment (see below)* or
                                    -  the Step-Up Value, if any, as described
                                       below** or
                                    -  the Roll-Up Death Benefit Value (as described
                                       below)** on the Annuitant's 80th birthday,
                                       plus any additional Purchase Payments and
                                       minus any partial surrender reductions (as
                                       described below) that occur after the
                                       Annuitant's 80th birthday
-------------------------------------------------------------------------------------



---------

(*) If you purchased a GMWB rider and if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described below, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the GMWB rider is added to your Contract.



** Your Step-Up Value or your Roll-Up Death Benefit will be subject to the partial surrender reduction below even if you have elected one of the four GMWB riders.


ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.

STEP-UP VALUE+


The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80(th) birthday will be those related to additional Purchase Payments or partial surrenders as described below.


ROLL-UP DEATH BENEFIT VALUE(+)


On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

     (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     (b)  is any Purchase Payment made during the previous Contract Year

     (c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

     (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     (b) is any Purchase Payment made since the previous Contract Date anniversary

     (c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all Partial Surrender Reductions** (as described below).

---------



+ May not be available in all states. Please check with your registered representative.

PARTIAL SURRENDER REDUCTIONS

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit value (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTIONS. For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

           $50,000 x ($10,000/$55,000) = $9,090

Your new adjusted Purchase Payment, Step-Up or Roll-Up Value would be $50,000- $9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

           $50,000 x ($10,000/$30,000) = $16,666

Your new adjusted Purchase Payment, Step-Up or Roll-Up Value would be $50,000- $16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE. THIS PROVISION MAY NOT BE AVAILABLE IN ALL STATES. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

           $50,000 x ($10,000/$55,000) = $9,090

You new modified Purchase Payment would be $50,000-$9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

           $50,000 x ($10,000/$30,000) = $16,666

Your new modified Purchase Payment would be $50,000-$16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

NON-QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE         The beneficiary(ies), or if    The beneficiary elects to      Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          continue the Contract rather
OWNER)                        owner's estate.                than receive a lump sum
                                                             distribution.

--------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)  The beneficiary(ies), or if    The beneficiary elects to      Yes
(WITH NO JOINT OWNER)         none, to the Contract          continue the Contract rather
                              owner's estate.                than receive a lump sum
                                                             distribution.

--------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The surviving joint owner.                                    Yes
IS NOT THE ANNUITANT)

--------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The beneficiary(ies), or if    The beneficiary elects to      Yes
IS THE ANNUITANT)             none, to the surviving joint   continue the Contract rather
                              owner.                         than receive a lump sum
                                                             distribution.

--------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The surviving joint owner.     The spouse elects to           Yes
NOT THE ANNUITANT)                                           continue the Contract.

--------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The beneficiary(ies) or, if    The spouse elects to           Yes
THE ANNUITANT)                none, to the surviving joint   continue the Contract.
                              owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             continue the Contract and
                                                             instruct the Company to pay
                                                             the beneficiary who may
                                                             elect to continue the
                                                             Contract.

--------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE     The beneficiary(ies), or if    The beneficiary elects to      Yes
CONTRACT OWNER)               none, to the Contract Owner.   continue the Contract rather
                                                             than receive a lump sum
                                                             distribution.
                                                             But, if there is a
                                                             Contingent Annuitant, then,
                                                             the Contingent Annuitant
                                                             becomes the Annuitant and
                                                             the Contract continues in
                                                             effect (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner.

--------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.

--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A NON-NATURAL ENTITY/TRUST)
The beneficiary(ies) or if                                   Yes (Death of Annuitant is
  none, to the owner.                                        treated as death of the
                                                             owner in these
                                                             circumstances.)

--------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------


QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT               The beneficiary(ies), or if    The beneficiary elects to      Yes
                              none, to the Contract          continue the Contract rather
                              owner's estate.                than receive a lump sum
                                                             distribution.
--------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------



---------

* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the Annuitant's death, the 5-year payout option is not available.


SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.


The terms and conditions that applied to the original Contract (including Contract fees and charges) will also apply to the continued Contract, with certain exceptions described in the Contract. Any Purchase Payment made before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract. For purposes of the death benefit on the continued Contract, the death benefit will be calculated the same as prior to continuance except all values used to calculate the death benefit, which may include a Step-Up Value or Roll-Up Death Benefit Value (depending on the optional benefit), are reset on the date the spouse continues the contract.



Spousal continuation will not satisfy required minimum distribution rules for Qualified Contracts other than IRAs. In addition, because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Accordingly, a purchaser who has or is contemplating a civil union should note that a a civil union partner would not be able to receive continued payments upon the death of the Owner under the Joint Life version of the GMWB for Life (the "Living Income Guarantee for 2"). Please consult a tax advisor before electing this option.


BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership



     -    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.


PLANNED DEATH BENEFIT


You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE



If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.


                                 LIVING BENEFITS

--------------------------------------------------------------------------------


GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")


For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.


AVAILABILITY AND ELIGIBILITY We offer several different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers four different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The four GMWB riders described in this prospectus are called "GMWB I", "GMWB II", "GMWB III" , and "GMWB for Life" (described separately below); we may refer to any one of these as GMWB. The availability of each rider is shown below.


                              AVAILABLE GMWB RIDERS

--------------------------------------------------------------------------------------------------------------
         NAME OF RIDER:                    GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
ALSO CALLED:                         Principal Guarantee    Principal Guarantee 5/10    Principal Guarantee 5
--------------------------------------------------------------------------------------------------------------
AVAILABILITY:                         Not available for       Available on or after     Available on or after
                                    purchase on or after        March 21, 2005 if         March 21, 2005 if
                                   March 21, 2005, unless    approved in your state    approved in your state
                                   GMWB II is not approved
                                        in your state
--------------------------------------------------------------------------------------------------------------



CURRENTLY, YOU MAY ELECT A GMWB RIDER ONLY AT THE TIME OF YOUR INITIAL PURCHASE OF THE CONTRACT. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.



REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment. If you added the GMWB after the initial purchase of the Contract, the Initial RBB is the Contract Value on the date the GMWB was added. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.


ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
If you make your first                    5% of RBB                 5% of RBB                 5% of RBB
withdrawal before the 3rd
anniversary
after you purchase GMWB:
--------------------------------------------------------------------------------------------------------------
If you make your first                   10% of RBB                10% of RBB                 5% of RBB
withdrawal on or after the 3(rd)
anniversary after you purchase
GMWB:
--------------------------------------------------------------------------------------------------------------



ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

     - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

     - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.


We will waive any surrender charge on amounts that you withdraw up to your AWB on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.


WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB
Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL        N/A         (100,000 x           [5,000 x (1-         N/A         (100,000 x           [5,000 x (1-
REDUCTION                  10,000/110,000) =    90,000/100,000)] =               10,000/90,000) =     88,889/100,000)] =
(PWR)                            9,091                  500                           $11,111                $556
-------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT                   $10,000                                               $11,111
OF THE
WITHDRAWAL                  (10,000>9,091)                                        (11,111>10,000)
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $11,111                $556
-------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,000               $4,500          $80,000         $88,889               $4,444
-------------------------------------------------------------------------------------------------------------------------


                          WITHDRAWAL EXAMPLE FOR GMWB I

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY                     $90,909               $4,545                          $88,889               $4,444
AFTER
WITHDRAWAL               [100,000 -- (100,000         [(5,000                  [100,000 -- (100,000        [5,000 x
               $100,000    x10,000/110,000)]     x90,909/100,000)]    $80,000    x10,000/90,000)]      (88,889/100,000)]
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $9,091                 $455           $10,000         $11,111                $556
-------------------------------------------------------------------------------------------------------------------------


TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

          -    a qualified retirement plan (Code Section 401),

          -    a tax-sheltered annuity (Code Section 403(b)),

          -    an individual retirement account (Code Sections 408(a)),

          -    an individual retirement annuity (Code Section 408(b)), or

          -    a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.




RESET (GMWB I AND GMWB II ONLY). If you select GMWB I or GMWB II, you may choose to reset your RBB starting with the 5th year anniversary date of your GMWB purchase. In accordance with the terms of the rider we have established the following procedures for resets. If you elect to reset within 30 days prior to the end of the 5th contract year, your new RBB will be reset to equal your current Contract Value. If you do not reset on the 5th year anniversary, you will have the opportunity to elect to reset during the 30-day period prior to each anniversary following the date of your 5th year anniversary of your GMWB purchase. In the event that you elect a reset you will be eligible to reset your RBB again provided that 5 contract years have elapsed since the most recent reset, so long as your election is made during the 30-day period prior to the anniversary date of your GMWB purchase.


Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.


Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the charge may increase if you elect to reset the RBB. (In such cases, the charge will never exceed the guaranteed maximum charge.) Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.


INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.


GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.


--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
Current Annual Charge                       0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
Maximum Annual Charge After a               1.00%                     1.00%                      N/A
Reset
--------------------------------------------------------------------------------------------------------------


MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     - The total annual payment amount will equal the AWB and will never exceed your RBB, and

     - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.


COMPARISON OF IMPORTANT DIFFERENCES AMONG THE GMWB RIDERS


The following chart may help you decide which version of GMWB is best for you.

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
AWB                                  5% of RBB if first        5% of RBB if first             5% of RBB
                                   withdrawal before 3(rd)   withdrawal before 3(rd)
                                   anniversary 10% of RBB    anniversary 10% of RBB
                                   if first withdrawal on    if first withdrawal on
                                       or after 3(rd)            or after 3(rd)
                                         anniversary               anniversary
--------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                               0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
RESET                                        Yes                       Yes                       No
--------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                        No               Yes, after the 5(th)      Yes, after the 5(th)
                                                               anniversary of GMWB       anniversary of GMWB
                                                                    purchase                  purchase
--------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                      No                        Yes                       Yes
--------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION OF AWB               No                        Yes                       Yes
FOR DISTRIBUTIONS FROM TAX-
QUALIFIED PLANS
--------------------------------------------------------------------------------------------------------------



GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE" OR "LIVING INCOME GUARANTEE")


SUMMARY OF BENEFITS. For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit for Life, or "GMWB for Life". The GMWB for Life rider is designed to protect your investment from poor market performance. CURRENTLY, YOU MAY ELECT THE GMWB FOR LIFE RIDER ONLY AT THE TIME OF YOUR INITIAL PURCHASE OF THE CONTRACT. The GMWB for Life rider:


     - Guarantees a fixed level of income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your Contract each year;

     -    Can be purchased for you alone or with your spouse;

     -    Can accommodate tax-qualified distributions from your Contract;

     - Increases in value on each anniversary if your Contract Value increases through an automatic reset feature;

     - Can provide an income until your guaranteed amount is recovered if your circumstances change before you reach the minimum age to begin lifetime income, as long as you do not withdraw more than a certain amount from your Contract each year;

     - Offers the option to receive a lump sum after a period of years in lieu of the guarantee to take periodic payments if your circumstances change.

You must continue to meet several restrictions and conditions in order to receive the benefits of the GMWB for Life rider. Withdrawals that exceed the allowable annual maximum will more rapidly decrease the guarantees under the rider. Also, to be eligible for the guarantees you are permitted to invest only in a limited number of specified Variable Funding Options. Only Purchase Payments that you make within two years of purchase are eligible for the guarantees. See below for details.


Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract. In the future we may allow Contract Owners to add the rider after purchase. You may not elect the GMWB for Life rider if you have also elected the GMWB or GMAB rider offered under this Contract. The GMWB for Life rider may not be available in all states. Once you purchase the GMWB for Life rider, you cannot cancel it.


In written materials other than this prospectus, we may refer to the GMWB for Life rider using different names. These names are "Living Income Guarantee" and "Living Income Guarantee for 2". These names refer to the same GMWB for Life rider described in this prospectus.

SINGLE LIFE OPTION OR JOINT LIFE OPTION. The GMWB for Life rider is designed for use by you alone (the "Single Life Option"), or you and your spouse (the "Joint Life Option"). You must select either the Single Life Option or the Joint Life Option at the time you elect the GMWB for Life rider.

The Single Life Option is available to all Contract Owners. However, if you select the Single Life Option and your Contract is jointly owned, the age of the older joint owner will determine when you are eligible for lifetime benefits under the rider, and income is guaranteed only over the lifetime of the older joint owner.

The Joint Life Option is only available if you name your spouse as the joint owner or sole beneficiary of your Contract. Under the Joint Life Option, income is guaranteed over the joint lifetime of both you and your spouse. Under the Joint Life Option, the age of the younger spouse determines when you are eligible for lifetime benefits under the rider. This means you and your spouse will have to wait until the younger of you reaches the minimum age to qualify for the lifetime benefit.

REMAINING BENEFIT BASE ("RBB"). The guarantees under the GMWB for Life rider are determined by applying an annual percentage to a base amount that we calculate called the "remaining benefit base" or "RBB."

Your initial RBB is equal to your initial Purchase Payment if you elect GMWB for Life when you purchase your Contract. If in the future we permit the rider to be added after the Contract is issued, then your initial RBB is equal to your Contract Value when you elect the rider. The RBB is not a lump sum guarantee, rather, it is used to determine the amount that we return to you through a series of payments that annually do not exceed a percentage of your RBB.

Your RBB is subject to a maximum of $5,000,000 for all deferred variable annuities issued by us in the same calendar year to you.

LIFETIME WITHDRAWAL BENEFIT ("LWB"). The annual percentage of your RBB that is available for withdrawal is called the "Lifetime Withdrawal Benefit" or "LWB. " Each year you may take withdrawals that do not exceed your LWB.

The level of your initial LWB payment depends on whether your GMWB for Life rider was issued under the Single Life Option or the Joint Life Option, and the timing of your first withdrawal from your Contract. You are eligible to receive payments under the LWB after you attain a certain age as shown below. Under the Joint Life Option, the age of the younger spouse determines eligibility. Under the Single Life Option, if your Contract is jointly owned, the age of the older joint owner determines eligibility.

--------------------------------------------------------------------------------------------
                                                        MINIMUM AGE TO BE ELIGIBLE TO
                                                                 RECEIVE LWB
--------------------------------------------------------------------------------------------
Single Life Option                                              59 1/2 years
--------------------------------------------------------------------------------------------
Joint Life Option                                                 65 years
--------------------------------------------------------------------------------------------



Your initial LWB is calculated as a percentage of the RBB immediately before your first withdrawal:

-------------------------------------------------------------------------------------
SINGLE LIFE OPTION                                                             LWB
-------------------------------------------------------------------------------------
If you make your first withdrawal BEFORE the 5(th) anniversary after you
  purchase GMWB for Life:                                                   5% of RBB
-------------------------------------------------------------------------------------
If you make your first withdrawal ON OR AFTER the 5(th) anniversary, but
  before the 10(th) anniversary:                                            6% of RBB
-------------------------------------------------------------------------------------
If you make your first withdrawal ON OR AFTER the 10(th) anniversary:       7% of RBB
-------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------
JOINT LIFE OPTION                                                              LWB
-------------------------------------------------------------------------------------
If you make your first withdrawal BEFORE the 8(th) anniversary after you
  purchase GMWB for Life:                                                   5% of RBB
-------------------------------------------------------------------------------------
If you make your first withdrawal ON OR AFTER the 8(th) anniversary, but
  before the 15th anniversary:                                              6% of RBB
-------------------------------------------------------------------------------------
If you make your first withdrawal ON OR AFTER the 15(th) anniversary:       7% of RBB
-------------------------------------------------------------------------------------


You should carefully choose when you take your first withdrawal from your Contract, because it will determine your LWB annual percentage which will not change for the life of your Contract. For example, if you take your first withdrawal before the 5th anniversary, your LWB will be 5% of RBB for the life of your Contract, and you will never qualify for a 6% or 7% of RBB.

As long as your total annual withdrawals do not exceed your LWB amount, you may continue to take your LWB payments until death, even if the aggregate payments exceed your RBB. Under the Joint Life Option, payments cease upon the death of the last surviving spouse. Under the Single Life Option, payments cease upon your death, or the death of the older joint owner.

You may adjust the amount and frequency of payments during the year. Each year you may take your LWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your LWB without affecting your guarantee. If you choose to receive only a part of, or none of, your LWB in any given year, your LWB in any subsequent year will not be increased. In certain circumstances we may limit the frequency of LWB payments to annual, such as payments under our Managed Distribution Program, payments to a beneficiary after your death, or if your Contract Value reduces to zero (see below).

ADDITIONAL PREMIUM. Additional Purchase Payments made within two years after you purchase the GMWB for Life rider will increase your RBB, which will serve to increase your LWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new LWB is equal to the LWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original LWB as shown above.

Additional Purchase Payments made more than two years after you purchase the GMWB for Life rider will not be included in your RBB, and will be excluded from the guarantees under your rider. However, additional Purchase Payments will be added to your Contract Value and would be reflected in any reset of the RBB. (See the "Reset" section below.)

WITHDRAWALS. When you make a withdrawal, your LWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase of GMWB for Life (or "GMWB for Life Anniversary"), including the current withdrawal, does not exceed your LWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB for Life Anniversary, including the current withdrawal, exceeds your LWB immediately prior to the current withdrawal, we will recalculate your RBB and LWB.

To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a proportional "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

To recalculate your LWB, we reduce your LWB by a partial withdrawal reduction, which is equal to 1) the LWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by
3) the RBB immediately prior to the current withdrawal.

These recalculations magnify the effect of a withdrawal when your Contract Value is less than your RBB, as shown in the example below.

WITHDRAWAL EXAMPLES The following example is intended to illustrate the effect of withdrawals on your RBB and LWB. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is greater than 65, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                LWB (5%)          VALUE            RBB                LWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL
AND AFTER THE
FIRST GMWB
ANNIVERSARY    $110,000        $110,000               $5,500          $90,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
PARTIAL           N/A         [$110,000 x          [$5,500 x (1-        N/A         [$100,000 x            [$5,000 x
WITHDRAWAL               ($10,000/ $110,000)]   $100,000/$110,000)]            ($10,000/$90,000)] =  (1 -- 88,889/$100,0-
REDUCTION                      = $10,000               = 500                          $11,111             00)] = $556
-------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT                   $10,000                                               $11,111
OF THE
WITHDRAWAL                ($10,000 = $10,000)                                   ($11,111 > 10,000)
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $11,111                $556
-------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000        $100,000               $5,000          $80,000         $88,889               $4,444
-------------------------------------------------------------------------------------------------------------------------



RESET. On each anniversary after you purchase the GMWB for Life rider, we will automatically reset your RBB, under our Automatic RBB Reset Program, to an amount equal to 100% of the then Contract Value. We will not automatically reset your RBB if the Contract Value on your anniversary is less than your current RBB, or, if you (or you and your spouse) are over age 85.

You may choose to opt out of the Automatic RBB Reset Program, if a reset of your RBB would cause the charge for your rider to increase. This can happen since the rate you pay for the rider will be changed to the rate in effect at the time of reset and that may be higher than the rate before the reset. We will send you advance notice if the charge for your rider would increase upon reset in order to give you the opportunity to opt out of the Automatic RBB Reset Program. In order to opt out of the Automatic RBB Reset Program, you must notify us in writing which we must receive by the 7th calendar day prior to the scheduled reset. Your rider will no longer be reset for the life of the rider unless you subsequently elect in writing to opt back into the Automatic RBB Reset Program. Your opt back in election will go into effect upon the next GMWB for Life Anniversary following the receipt of your request.

Upon reset, the LWB will be recalculated as the greater of the a) LWB prior to the reset, or b) a percentage of the Reset RBB value. The percentage will equal the percentage of the RBB (e.g. 5%) used in determining the initial LWB.

GUARANTEED PRINCIPAL OPTION. If your circumstances change and you no longer want the lifetime features of the GMWB for Life rider, you may wish to opt out and receive an adjustment to your Contract Value. In this case, once you have held the rider for ten (10) years or more you will have the option each year to elect the Guaranteed Principal Option. Each year you will have a 30-day window period during which you may elect the option. You may only elect the option once, as your GMWB for Life rider will terminate when you exercise the option.

The Guaranteed Principal Option will be paid to you as a positive adjustment to your Contract Value. The adjustment is equal to (a) minus (b):

     a) Purchase Payments credited within 120 days after you purchase the GMWB for Life rider, reduced by a "Percentage Reduction in the Contract Value" attributable to any partial withdrawals taken.

          We compute the "Percentage Reduction in Contract Value" attributable to a partial withdrawal by dividing the dollar amount of the withdrawal, plus any applicable withdrawal charges, by the Contract Value immediately preceding such withdrawal. We apply the Percentage Reduction in the Contract Value as a factor equal to 1 minus the percentage reduction.

     b) Your Contract Value on the GMWB Anniversary immediately preceding exercise of the Guaranteed Principal Option.

For example, assume you make a single Purchase Payment of $100,000 and elect the GMWB for Life rider. Also assume that you make no withdrawals, and that ten years later your Contract Value has declined to $80,000. If you elect to receive the Guaranteed Principal Option, we will apply $20,000 to your Contract Value to restore it to $100,000.

To exercise the Guaranteed Principal Option you must notify us in writing within 30 days following any anniversary of your purchase of the GMWB for Life rider, on or after the tenth (10th) anniversary of your purchase of the rider. We will adjust your Contract Value at the end of the 30-day window period.

The adjustment will be added to each Variable Funding Option in the ratio that the Contract Value in such Variable Funding Option bears to the total Contract Value in all Variable Funding Options. The adjustment will never be less than zero.

If you exercise the Guaranteed Principal Option, the GMWB for Life rider will terminate on the date the adjustment is added to your Contract Value.

Only Purchase Payments credited within 120 days after you purchase the GMWB for Life rider are taken into consideration in determining the amount paid under the Guaranteed Principal Option. If you anticipate making Purchase Payments after the 120-day period, you should understand that such payments will not increase the amount paid under the Guaranteed Principal Option. However, Purchase Payments credited after 120 days are added to your Contract Value and will impact whether or not any benefit is due. Therefore, GMWB for Life may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMWB for Life rider for this feature.


REQUIRED ALLOCATION OF YOUR CONTRACT VALUE AND PREMIUM PAYMENTS. If you elect the GMWB for Life rider, you will be required to invest in a limited number of specific Variable Funding Options, and you will be foreclosed from investing in all the other Variable Funding Options that would otherwise be available to you while the rider is in effect. In addition, you may not allocate any portion of your Contract Value or Premium Payments to the Fixed Account.


You will be required to allocate 100% of your Contract Value or Purchase Payments to one or more of the following Variable Funding Options. Some of these Variable Funding Options invest in mutual funds that invest in other mutual funds, also known as "funds of funds." Please see the section in this prospectus entitled "Variable Funding Options" for a description of the investment objectives of these Variable Funding Options, as well as the section entitled "Fee Table" for the charges associated with these Variable Funding Options.

                               PERMITTED VARIABLE FUNDING OPTIONS
                    --------------------------------------------------------
                          LEGG MASON PARTNERS VARIABLE EQUITY
                            TRUST -- CLASS II
                            Legg Mason Partners Variable Capital and
                               Income Portfolio
                          METROPOLITAN SERIES FUND, INC.
                            BlackRock Money Market Portfolio -- Class
                               A
                            MFS(R) Total Return Portfolio -- Class B
                          PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
                            Pioneer Bond VCT Portfolio
                            Pioneer Global High Yield VCT Portfolio
                            Pioneer High Yield VCT Portfolio
                            Pioneer Ibbotson Growth Allocation VCT
                               Portfolio
                            Pioneer Ibbotson Moderate Allocation VCT
                               Portfolio
                            Pioneer Strategic Income VCT Portfolio





We will reject any request by you to transfer Contract Value or allocate Purchase Payments to a Variable Funding Option other than the permitted Variable Funding Options listed above. You will be required to re-submit your request to comply with the above restrictions. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it violated the above restrictions.

We may make additions to or deletions from the list of permitted Variable Funding Options.


GMWB FOR LIFE CHARGE. The charge for your GMWB for Life rider depends on whether you purchase the Single Life Option or the Joint Life Option. The charge is deducted each business day from amounts held in each Variable Funding Option. The current charge, on an annual basis, is shown below. Your current charge may increase when your RBB automatically resets, unless you notify us not to reset your RBB (see "Reset" above). The charge may increase provided that this rate will not exceed the rate currently applicable to the same rider available for new contract purchases at the time of the Step-Up; but it will never exceed 1.50%.


-----------------------------------------------------------------------------------------
                                                                           CURRENT CHARGE
-----------------------------------------------------------------------------------------
GMWB for Life (Single Life Option)                                              0.65%
-----------------------------------------------------------------------------------------
GMWB for Life (Joint Life Option)                                               0.80%
-----------------------------------------------------------------------------------------


ANNUAL WITHDRAWAL BENEFIT ("AWB"). If your circumstances change, you may wish to take guaranteed withdrawals even though you have not yet reached the minimum age to be eligible for lifetime payments under LWB. In this case, you can take an "Annual Withdrawal Benefit" or "AWB" which allows you to withdraw an amount each year until your RBB is depleted. AWB payments are not guaranteed for life.

The level of your AWB is determined in the same manner as the level of your LWB as described in the above section entitled "Lifetime Withdrawal Benefit ("LWB")", except that there is no minimum age to be eligible to receive AWB payments. Additional Premium Payments affect your AWB in the same manner as they do the LWB as described in the "Additional Premium Payments" section above. The reset of your RBB will affect your AWB in the same manner as it affects the LWB as described in the "Reset" section above.

Withdrawals affect your AWB in the same manner as your LWB as described in the "Withdrawals" section above, with the following exception. If you begin taking AWB withdrawals before you reach the minimum age to qualify for payments under LWB, when you reach the minimum age any withdrawals in excess of your LWB amount will subject your LWB and RBB to a partial withdrawal reduction, even if your withdrawal does not exceed your AWB. This could serve to decrease the amount of your future monthly payments under LWB, and the length of the time period during which you may continue to take payments under AWB.

SHOULD I TAKE WITHDRAWALS UNDER LWB OR AWB? The GMWB for Life rider works best, and is designed, for the Contract Owner who can wait until the minimum age is attained to qualify for LWB payments. If you take your first withdrawal after you have reached the minimum age to qualify for LWB payments, payments under AWB or LWB are equal and the same. However, if you take your first withdrawal before you have reached the minimum age to qualify for LWB payments, the AWB or LWB payments available to you when you reach the minimum age may not be equal.

AWB is designed for the Contract Owner who has undergone a change in circumstances and wants to take withdrawals before reaching the minimum age to qualify for LWB payments.

If you choose to take AWB payments before you qualify for LWB payments, you should consider that the charges for the GMWB for Life rider are designed to support LWB payments for life, and that you may be paying a higher charge without receiving the full benefit.

IF YOU CONTINUE TO MAKE WITHDRAWALS IN EXCESS OF THE LWB ONCE THE MINIMUM AGE TO QUALIFY FOR LWB HAS BEEN REACHED, YOU MAY EVENTUALLY LOSE ANY BENEFIT UNDER LWB.

Whether you choose to access your money using the LWB, AWB, or Guaranteed Principal Option depends on your individual financial circumstances and the performance of your Contract. You should consult with your financial adviser to determine which method is best for you.

TAX-QUALIFIED DISTRIBUTION PROGRAMS. Subject to certain limitations and restrictions, your LWB and AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, but will not affect the LWB or AWB. The following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     1) distributions relating to this Contract intended to satisfy the required minimum distribution rules under Internal Revenue Code of 1986, as amended, ("Code"), Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to a qualified retirement plan (Code Section 401), a tax-sheltered annuity (Code
          Section 403(b)), an individual retirement annuity (Code Section 408(b)), or an eligible deferred compensation plan (Code Section 457(b)), which required minimum distribution is calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate, or as otherwise required to be calculated under the Code and the regulations thereunder;

     2) distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life, or over a period no longer than the remaining life expectancy, of a designated beneficiary relating to this Contract;

     3) distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of such participant and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710, or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program) relating to this Contract; or

     4) distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice

          2004-15, page 526, or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program) relating to this Contract.

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB for Life rider, however your RBB, LWB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB for Life Anniversary, and you may only make the change during the 30-day period after your GMWB for Life Anniversary. At the time you purchase GMWB for Life, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB for Life Anniversary.

You are advised to take your required distributions prior to purchasing GMWB for Life in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB for Life, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

ANY WITHDRAWALS OUTSIDE THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB for Life (a "GMWB for Life Year"). If during any GMWB for Life Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB for Life rider, however for the remainder of the GMWB for Life Year your RBB, LWB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

DISTRIBUTIONS UNDER THE TAX-QUALIFIED DISTRIBUTION PROGRAM WILL BE DETERMINED AS IF YOUR CONTRACT UNDER WHICH YOUR GMWB FOR LIFE RIDER WAS ISSUED WERE THE ONLY CONTRACT SUBJECT TO THE ABOVE TAX RULES.


TERMINATION. Once you purchase the GMWB for Life rider, you cannot cancel it. However, the rider will automatically terminate when:


     -    you make a full withdrawal of your Contract Value;

     -    you apply all of your Contract Value to an Annuity Option;

     - the Contract Owner dies and a death benefit under your Contract becomes payable, unless the Contract is continued by the beneficiary;

     - the Annuitant dies and the Annuitant is not the person whose life is used to determine guaranteed payments;

     - you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option;

     -    you opt to take the Guaranteed Principal Option; or

     -    you terminate your Contract.

Charges for the rider cease upon termination.


OTHER INFORMATION. You should also consider the following before you purchase the GMWB for Life rider:


     - The charge for the GMWB for Life rider continues for the life of the rider, even if you never need nor exercise the guarantees under the rider.

     - Withdrawals that are greater than your LWB or AWB will erode your guarantee by serving to more rapidly deplete your RBB.

     - The GMWB for Life rider is not transferable; if you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option, the rider terminates automatically.

     - If you only plan to take AWB, or take the Guaranteed Principal Option, you should consider the higher cost of the GMWB for Life rider which is designed to support payments for life under LWB.

     - If you continue to take AWB once eligible for LWB, you may eventually lose any benefit under LWB.


EFFECT ON THE DEATH BENEFIT. The GMWB for Life rider terminates when a death benefit under your Contract becomes payable, except in certain circumstances when the beneficiary may continue the Contract along with the GMWB for Life rider (see "Contract Continuation by Beneficiary" and "Contract Value Reduces to Zero" below).


However, if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described in the "Death Benefit" section, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

If the Annuitant dies before the Contract Owner(s), then the GMWB for Life rider will terminate and the beneficiary cannot continue the rider.

Under the Joint Life Option, if the spousal beneficiary predeceases the Contract Owner, the rider continues and no death benefit is paid out; the Contract Owner may then name a new beneficiary for the purposes of the death benefit provisions under the Contract, but not for purposes of the GMWB for Life rider.

Notwithstanding anything in the GMWB for Life rider to the contrary:

     a) In order to comply with section 72(s) of the Code, if the GMWB for Life rider is purchased with respect to a non-qualified annuity contract, any death benefit paid out under the terms of the GMWB for Life rider to a non-spousal Beneficiary upon the death of the owner (or to a payee other than the spouse of the Annuitant on the death of the Annuitant, where the Contract is owned by a non-natural person) (including payments made under the "Contract Continuation by the Beneficiary" provision, "Contract Value Reset to Zero" provision, and any other payments of the AWB and RBB otherwise made after a death) will be paid out in non-increasing annual installments over a period no longer than the remaining single life expectancy of the Beneficiary under the appropriate IRS life expectancy table under Code Section 72 and the regulation thereunder or as otherwise provided under the tax law for non-qualified annuities and under Code Section 72(s). Such payments must begin within 12 months of the date of death in all cases.

     b) Where the Beneficiary or other payee under paragraph (a) is not a natural person, such period may not extend beyond the fifth anniversary of the date of the death.

     c) If the GMWB for Life rider is issued under a Qualified Contract and the death occurs on or after the Required Beginning Date of distributions to the participant under Code Section 401(a)(9), the period for the payments described in paragraph (a) above may not exceed the longer of: (i) the Beneficiary's or other payee's remaining life expectancy or (ii) the deceased Annuitant's remaining life expectancy in the year of his or her death, reduced by one for each calendar year thereafter.

     d) Where under other sections of the GMWB for Life rider, any payment described in this section ("Effect on Death Benefits") is payable over a shorter period of time, required to begin at an earlier date, or would otherwise be paid more rapidly than under this section ("Effect on Death Benefit"), then such payment will be made under the terms of such other provision.

If annual payments must exceed the AWB in order to comply with these requirements, then these payments will not result in a Partial Withdrawal Reduction to the RBB and AWB as described in the RBB and AWB sections of the GMWB for Life rider. Each withdrawal will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

You should consult with your tax advisor prior to purchasing a variable annuity contract and optional rider, such as the GMWB for Life rider.

CONTRACT CONTINUATION BY THE BENEFICIARY. Under the Joint Life Option, if the spousal beneficiary elects to continue the Contract instead of receiving the death benefit, the GMWB for Life rider will also continue for the benefit of the spouse. Upon the death of the spouse, the LWB will terminate. However, if there are any remaining AWB payments, such payments may be continued by a surviving beneficiary instead of receiving a death benefit. In such case payments will be made annually on the next rider anniversary, no further resets will be made of the RBB, and the RBB will be reduced by the amount of each payment. Upon the death of such beneficiary, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.

Under the Single Life Option, the LWB terminates when a death benefit becomes payable under the Contract, regardless of whether the Contract is continued by a beneficiary. If a non-spousal beneficiary continues the Contract, even under the Joint Life Option, the LWB terminates. However, if there are any remaining AWB payments, such payments may also be continued by a surviving beneficiary as described in the preceding paragraph.

Payments made under the Continuation by the Beneficiary provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner (or upon the death of the Annuitant where the owner is not a natural person), the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code Section 72(s) in the case of a rider made a part of a non-qualified Contract.

For riders issued under a Qualified Contract, the payments under the Continuation by the Beneficiary provision of the GMWB for Life rider must be paid out at regular intervals in non-increasing annual payments made over a period no longer than that permitted under Code Section 401(a)(9) and the regulations thereunder.

Payments to the Beneficiary or to the owner's estate on the death of the owner, or payments to the Beneficiary's estate (or to the successor beneficiary) in the case of the Beneficiary's death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.

CONTRACT VALUE REDUCES TO ZERO. If your Contract Value reduces to zero for reasons other than you making 1) a withdrawal that exceeds your AWB or LWB or 2) a full withdrawal of your Contract Value, and the minimum age has already been reached to be eligible to receive LWB payments, then we will automatically begin paying you annual payments equal to the LWB as long as you (or you or your spouse under the Joint Life Option) are alive unless you elect to receive annual payments equal to the AWB as set forth below. Payments will be made once a year on each rider effective date anniversary starting with the next anniversary. Each payment will reduce the RBB by the amount of the payment. Alternatively, you have the option to elect in writing to instead receive annual payments equal to the current AWB, as of the date your written election is received in good order at our Home Office, until the RBB is depleted. Upon such election, we will begin paying you the AWB starting on the next rider effective date anniversary following the date your written election is received in good order in our Home Office.

If the minimum age to be eligible for LWB payments has not yet been reached, and the RBB is greater than zero, we will automatically begin paying you annual payments equal to the AWB until the RBB is depleted. All other rights under your Contract cease, we will no longer accept subsequent Purchase Payments and no future resets will be allowed. All other optional endorsements are terminated without value.

Upon your death (or your or your spouse's death under the Joint Life Option), your Beneficiary(s) will receive the following:

     1) Under the Single Life Option, the LWB will be set to $0.00 and the beneficiary(s) will receive annual payments equal to the current AWB until the RBB is depleted. No other death benefit or Enhanced Stepped-Up Provision (if any) will be paid if the RBB is already equal to zero upon the owner's death. The death benefit under the Contract is cancelled. Upon the beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.

     2) Under the Joint Life Option, the terms of the rider continue and we will continue to your spouse annual payments equal to either the LWB or AWB according to your election prior to your death and the terms described above. The death benefit under the Contract is cancelled. Upon the spouse's death, the LWB will be set to $0.00 and the spousal beneficiary's estate or Beneficiary, as applicable, will receive annual payments equal to the current AWB until the RBB is depleted. Upon that beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.

     3) Payments made under the "Contract value reduces to Zero" provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner, the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code Section 72(s) in the case of a rider made a part of a non-qualified Contract.

     4) For riders issued under a Contract that is issued to an Individual Retirement Account under Code Section 408(a), an Individual Retirement Annuity under Code Section 408(b), a Roth IRA annuity under Code
          Section 408A, a SIMPLE IRA annuity under Code Section 408(p) or any other annuity under an employer's retirement plan that is subject to the required minimum distribution rules under Code Section 401(a)(9), including the after-death distribution rules under Code Section 401(a)(9)(B) ("Qualified Contracts"), The payments under this provision of the GMWB for Life rider will be adjusted as required to be paid out in a non-increasing annual payments over a period no longer than permitted under Code Section 401(a)(9).

Payments to the Beneficiary (or to the owner's estate on the death of the owner), or payments to the successor beneficiary (or to the Beneficiary's estate) in the case of the Beneficiary's death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.


     - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes all the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.


     - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.

Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

-------------------------------------------------------------------------------------------------------------------
                           INCREASING CONTRACT VALUE                           DECLINING CONTRACT VALUE
-------------------------------------------------------------------------------------------------------------------
                                      BASE                                               BASE
                   CONTRACT       CALCULATION                         CONTRACT       CALCULATION
                    VALUE            AMOUNT        BENEFIT BASE        VALUE            AMOUNT        BENEFIT BASE
-------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $100,000         $100,000      Not Applicable      $100,000         $100,000      Not Applicable
-------------------------------------------------------------------------------------------------------------------
VALUE AS OF
RIDER
MATURITY DATE      $110,000         $100,000         $100,000         $90,000          $100,000         $100,000
-------------------------------------------------------------------------------------------------------------------
AMOUNT
APPLIED TO
CONTRACT
VALUE DUE TO
GMAB RIDER                           $0(1)                                            $10,000(2)
-------------------------------------------------------------------------------------------------------------------



(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.
(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

-------------------------------------------------------------------------------------------------------------------
                  ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS       ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
-------------------------------------------------------------------------------------------------------------------
                                                       BASE                                               BASE
                   CONTRACT         PURCHASE       CALCULATION        CONTRACT         PURCHASE       CALCULATION
                    VALUE           PAYMENT           AMOUNT           VALUE           PAYMENT           AMOUNT
-------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $100,000         $100,000         $100,000         $100,000         $100,000         $100,000
-------------------------------------------------------------------------------------------------------------------
VALUE BEFORE
ADDITIONAL
PURCHASE
PAYMENT            $110,000      Not Applicable      $100,000         $110,000      Not Applicable      $100,000
-------------------------------------------------------------------------------------------------------------------
VALUE AFTER
ADDITIONAL
PURCHASE
PAYMENT            $120,000         $10,000          $110,000         $120,000         $10,000          $100,000
-------------------------------------------------------------------------------------------------------------------


The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT

---------------------------------------------------------------------------------------------------------------------------
                                                    ASSUMING INCREASING CONTRACT VALUE
---------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
---------------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $100,000              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL           $110,000              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY                                                                           [100,000 x
FOLLOWING
PARTIAL                                                                            10,000/110,000] =
WITHDRAWAL           $100,000               $90,000               $10,000               $9,091                $10,000
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                     ASSUMING DECLINING CONTRACT VALUE
---------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
---------------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $100,000              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL            $90,000              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY                                                                           [100,000 x
FOLLOWING
PARTIAL                                                                            10,000/90,000] =
WITHDRAWAL            $80,000               $88,889               $10,000               $11,111               $11,111
---------------------------------------------------------------------------------------------------------------------------



INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

     - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

     - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

     - If you make an additional Purchase Payment, you can only allocate up to 80% of the Purchase Payment to Subaccounts that we classify as Class A.

     - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payment to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently classified as Class B Subaccounts. All remaining Subaccounts offered under the Contract are classified as Class A Subaccounts.

                                      CLASS B SUBACCOUNTS/
                                        UNDERLYING FUNDS
                    --------------------------------------------------------
                          METROPOLITAN SERIES FUND, INC.
                            BlackRock Money Market Portfolio -- Class
                               A
                            MFS(R) Total Return Portfolio -- Class B
                          PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
                            Pioneer Bond VCT Portfolio
                            Pioneer Global High Yield VCT Portfolio
                            Pioneer Ibbotson Growth Allocation VCT
                               Portfolio
                            Pioneer Ibbotson Moderate Allocation VCT
                               Portfolio
                            Pioneer Strategic Income VCT Portfolio





GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

          Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new

          Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

          Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB


If you elect the GMAB Rider, we will deduct an additional charge on each business day that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.


ADDITIONAL CONSIDERATIONS

     - Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

     - If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

     - Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

     - If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------


MATURITY DATE



Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected and any living benefit rider is terminated.



You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90(th) birthday for Non-qualified Contracts and the Annuitant's 70(th) birthday for Qualified Contracts or ten years after the effective date of the Contract, if later (this requirement may be changed by us).


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.




ALLOCATION OF ANNUITY


You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY


You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.


                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------


ELECTION OF OPTIONS


While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.")

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.



Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. This option may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.


Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.




VARIABLE LIQUIDITY BENEFIT


This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------


RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to terminate your traditional IRA, Roth IRA or other Qualified Contract.



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REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS

--------------------------------------------------------------------------------


The Company sponsors Separate Account Thirteen and Separate Account Fourteen. When we refer to the Separate Account, we are referring to Separate Account Thirteen, except where the Contract was originally issued by MLACC, in which case, we are referring to Separate Account Fourteen. (See "The Insurance Company" .) Both Separate Account Thirteen and Separate Account Fourteen were established on November 14, 2002 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.





We anticipate merging Separate Account Thirteen and Separate Account Fourteen with and into another separate account of the Company (the MetLife of CT Separate Account Eleven for Variable Annuities) during the fourth quarter of 2008 at the earliest, subject to regulatory approval. This merger will have no effect on the provisions of, and the rights and obligations under, the Contract. Similarly, the merger will not have any adverse impact on your Contract Value or any tax consequences for you.



We hold the assets of the Separate Account for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.


All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


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We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.


You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (top rate of 35%). The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same

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calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS



If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.


The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


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TAXATION OF QUALIFIED ANNUITY CONTRACTS


Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB ) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.


NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 in 2007 and $5,000 in 2008, and it may be indexed for inflation in years after 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both


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spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $46,000 or 100% of pay for each participant in 2008.



ROTH IRAS





Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.



TSAS (ERISA AND NON-ERISA)


GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).




Recently, the IRS announced new regulations affecting sec.403(b) plans and arrangements. As part of these regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). These regulations are generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.





If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).



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WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.


DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Effective January 1, 2006, employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:





     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.





     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.





     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).





     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.





     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.





     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.





     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.


Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.


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Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.


In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).


If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.




NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-

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

qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS




TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that certain benefits or the charges for certain benefits such as guaranteed death benefits (including the Roll-up Death Benefit) and certain living benefits (e.g. Guaranteed Minimum Withdrawal Benefit) could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these earnings and benefits as an intrinsic part of the Contract and not report them as taxable income until distributions are actually made. However, it is possible that this may change if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under 59 1/2. You should consult with your tax adviser before selecting any rider or endorsement to the Contract.



GUARANTEED MINIMUM WITHDRAWAL BENEFITS



If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.



The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS



The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

--------------------------------------------------------------------------------




THE INSURANCE COMPANY




Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.




Before December 7, 2007, certain of the Contracts were issued by MetLife Life and Annuity Company of Connecticut, a stock life insurance company chartered in 1973 in Connecticut. These Contracts were funded through Separate Account Fourteen, a separate account registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. On December 7, 2007, MLACC, a wholly-owned subsidiary of the Company and an indirect, wholly-owned subsidiary of MetLife, Inc., merged with and into the Company. Upon consummation of the merger, MLACC's corporate existence ceased by operation of law, and the Company assumed legal ownership of all of the assets of MLACC, including Separate Account Fourteen and its assets. Pursuant to the merger, therefore, Separate Account Fourteen became a separate account of the Company. As a result of the merger, the Company also has become responsible for all of MLACC's liabilities and obligations, including those created under the Contract as initially issued by MLACC (formerly known as The Travelers Life and Annuity Company) and outstanding on the date of the merger. The Contract has thereby become a variable contract funded by a separate account of the Company, and each owner thereof has become a Contract Owner of the Company.

FINANCIAL STATEMENTS



The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS




DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut (the "Company") has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.



MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.



MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.


COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.


We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).


The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the

Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into a preferred distribution arrangement with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates MetLife Securities, Inc., Walnut Street Securities, Inc., and New England Securities Corporation. See the "Statement of Additional
Information -- DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2007, as well as the range of additional compensation paid.



The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds that may be offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers LLC and Met Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALE BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.


MetLife registered representatives receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS



The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS




The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.


RESTRICTIONS ON FINANCIAL TRANSACTIONS



Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS



In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION




       FOR METLIFE OF CT SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the minimum Separate Account Charge available under the contract. The second table provides the AUV information for the maximum Separate Account Charge available under the contract. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.



            PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT CHARGES 1.50%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.265          1.349               --
                                                       2006      1.211          1.265            7,513
                                                       2005      1.132          1.211            7,311
                                                       2004      1.080          1.132            3,111
                                                       2003      1.000          1.080               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (12/03)............................................  2007      1.382          1.488           46,380
                                                       2006      1.264          1.382           48,065
                                                       2005      1.196          1.264           85,591
                                                       2004      1.069          1.196           15,835
                                                       2003      1.000          1.069               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.401          1.343           85,786
                                                       2006      1.214          1.401           83,831
                                                       2005      1.192          1.214           89,631
                                                       2004      1.090          1.192           70,039
                                                       2003      1.000          1.090               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/03).......................  2007      1.313          1.439           55,329
                                                       2006      1.226          1.313           47,601
                                                       2005      1.188          1.226           46,744
                                                       2004      1.082          1.188           24,145
                                                       2003      1.000          1.082               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.689          1.921           77,142
                                                       2006      1.412          1.689           80,926
                                                       2005      1.301          1.412           89,892
                                                       2004      1.114          1.301           49,294
                                                       2003      1.000          1.114               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.397          1.346           20,005

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.304          1.309            9,022

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.470          1.409               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.204          1.263               --
                                                       2006      1.037          1.204               --
                                                       2005      0.951          1.037               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.273          1.309               --
                                                       2006      1.151          1.273            9,022
                                                       2005      1.135          1.151            9,022
                                                       2004      1.062          1.135            9,357
                                                       2003      1.000          1.062               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.362          1.409               --
                                                       2006      1.248          1.362           19,791
                                                       2005      1.155          1.248           19,324
                                                       2004      1.078          1.155           14,090
                                                       2003      1.000          1.078               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.332          1.391            7,373

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.009          1.135            3,030
                                                       2006      1.000          1.009            3,034

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.039          1.075           55,778
                                                       2006      1.000          1.039               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.980            6,726

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.052          1.102          236,965
                                                       2006      1.000          1.052          241,077

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      1.006          1.015               --
                                                       2005      0.993          1.006               --
                                                       2004      0.998          0.993           17,295
                                                       2003      1.000          0.998               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.182          1.236               --
                                                       2005      1.144          1.182            9,572
                                                       2004      1.090          1.144           10,010
                                                       2003      1.000          1.090               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.521          1.656               --
                                                       2005      1.354          1.521          128,778
                                                       2004      1.156          1.354           60,486
                                                       2003      1.000          1.156               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (12/03)............................................  2007      1.042          1.082               --
                                                       2006      1.025          1.042            6,583
                                                       2005      1.023          1.025            6,583
                                                       2004      1.008          1.023            2,195
                                                       2003      1.000          1.008               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (7/04).............................................  2006      0.999          1.125               --
                                                       2005      1.002          0.999           11,625
                                                       2004      0.994          1.002            8,579

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.108          1.180               --
                                                       2005      1.085          1.108           30,806
                                                       2004      1.053          1.085          134,453
                                                       2003      1.000          1.053               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.054          1.092            6,602

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.254          1.314           66,958
                                                       2006      1.086          1.254           62,497
                                                       2005      1.020          1.086              835

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      2.544          3.569           14,625
                                                       2006      1.906          2.544           15,731
                                                       2005      1.406          1.906           13,806
                                                       2004      1.202          1.406            9,129
                                                       2003      1.000          1.202               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.563          1.548           91,436
                                                       2006      1.299          1.563           90,567
                                                       2005      1.249          1.299           98,631
                                                       2004      1.093          1.249           61,277
                                                       2003      1.000          1.093               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.252          1.379               --
                                                       2006      1.065          1.252               --
                                                       2005      1.000          1.065               --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.456          1.851               --
                                                       2005      1.371          1.456           16,304
                                                       2004      1.177          1.371           16,467
                                                       2003      1.000          1.177               --

  Pioneer Fund VCT Subaccount (Class II) (9/03)......  2007      1.430          1.476          208,196
                                                       2006      1.247          1.430          186,270
                                                       2005      1.195          1.247          150,502
                                                       2004      1.094          1.195           32,526
                                                       2003      1.000          1.094               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (7/05).............................................  2007      1.149          1.156            5,712
                                                       2006      1.041          1.149               --
                                                       2005      1.027          1.041               --

  Pioneer High Yield VCT Subaccount (Class II)
  (9/03).............................................  2007      1.209          1.258           44,360
                                                       2006      1.134          1.209           44,174
                                                       2005      1.132          1.134           86,595
                                                       2004      1.066          1.132           40,999
                                                       2003      1.000          1.066               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (7/05).......................  2007      1.224          1.268               --
                                                       2006      1.085          1.224               --
                                                       2005      1.015          1.085               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.183          1.232               --
                                                       2006      1.066          1.183               --
                                                       2005      0.991          1.066               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.145          1.192           54,781
                                                       2006      1.051          1.145           55,167
                                                       2005      0.976          1.051           24,040

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.194          1.264           25,362
                                                       2006      1.112          1.194           20,634
                                                       2005      1.094          1.112           19,473
                                                       2004      1.044          1.094               --
                                                       2003      1.000          1.044               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (1/04).........................................  2007      1.843          2.056           32,534
                                                       2006      1.526          1.843           34,898
                                                       2005      1.345          1.526           22,250
                                                       2004      1.153          1.345            2,269
                                                       2003      1.000          1.153               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.591          1.651           96,361
                                                       2006      1.439          1.591           98,488
                                                       2005      1.357          1.439          130,153
                                                       2004      1.131          1.357           39,092
                                                       2003      1.000          1.131               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.183          1.260          305,331
                                                       2006      1.168          1.183          311,382
                                                       2005      1.096          1.168          243,595
                                                       2004      1.023          1.096           96,995

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (9/03).........................................  2007      2.236          1.782            9,524
                                                       2006      1.663          2.236            9,576
                                                       2005      1.470          1.663           24,728
                                                       2004      1.102          1.470            8,334
                                                       2003      1.000          1.102               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (7/04)..................................  2007      1.176          1.391               --
                                                       2006      1.107          1.176           55,114
                                                       2005      1.074          1.107           53,684
                                                       2004      1.050          1.074            8,266

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.600          1.463           24,149
                                                       2006      1.423          1.600           23,254
                                                       2005      1.300          1.423           23,195
                                                       2004      1.101          1.300           19,409
                                                       2003      1.000          1.101               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.186          1.260               --
                                                       2005      1.185          1.186               --
                                                       2004      1.062          1.185               --
                                                       2003      1.000          1.062               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.209          1.264          133,684
                                                       2006      1.155          1.209          136,220
                                                       2005      1.144          1.155           95,062
                                                       2004      1.056          1.144           15,869
                                                       2003      1.000          1.056               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (12/03)....  2007      1.408          1.410               --
                                                       2006      1.242          1.408           23,826
                                                       2005      1.205          1.242           25,021
                                                       2004      1.098          1.205            8,757
                                                       2003      1.000          1.098               --








* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.



Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.





Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.


Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust -- Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION




       FOR METLIFE OF CT SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the minimum Separate Account Charge available under the contract. The second table provides the AUV information for the maximum Separate Account Charge available under the contract. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges..



            PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT CHARGES 1.50%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.265          1.349               --
                                                       2006      1.211          1.265          156,984
                                                       2005      1.132          1.211          159,202
                                                       2004      1.080          1.132          120,083
                                                       2003      1.000          1.080               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.382          1.488           44,092
                                                       2006      1.264          1.382           43,911
                                                       2005      1.196          1.264           42,936
                                                       2004      1.069          1.196           35,176
                                                       2003      1.000          1.069               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.401          1.343          152,609
                                                       2006      1.214          1.401          152,828
                                                       2005      1.192          1.214          159,956
                                                       2004      1.090          1.192          154,714
                                                       2003      1.000          1.090               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.313          1.439          139,630
                                                       2006      1.226          1.313          128,731
                                                       2005      1.188          1.226          130,992
                                                       2004      1.082          1.188           99,721
                                                       2003      1.000          1.082               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.689          1.921          152,976
                                                       2006      1.412          1.689          161,633
                                                       2005      1.301          1.412          184,526
                                                       2004      1.114          1.301          129,147
                                                       2003      1.000          1.114               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.397          1.346          101,078

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.304          1.309            1,067

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.470          1.409               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (11/05).......  2007      1.204          1.263               --
                                                       2006      1.037          1.204               --
                                                       2005      1.018          1.037               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.273          1.309               --
                                                       2006      1.151          1.273            1,038
                                                       2005      1.135          1.151            1,015
                                                       2004      1.062          1.135              971
                                                       2003      1.000          1.062               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (7/03).............................................  2007      1.362          1.409               --
                                                       2006      1.248          1.362          116,647
                                                       2005      1.155          1.248          119,967
                                                       2004      1.078          1.155           81,090
                                                       2003      1.000          1.078               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.332          1.391          154,510

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.009          1.135           58,297
                                                       2006      1.000          1.009           58,168

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.039          1.075          281,143
                                                       2006      1.000          1.039           35,478

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.980            5,616

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.052          1.102           49,889
                                                       2006      1.000          1.052           51,157

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      1.006          1.015               --
                                                       2005      0.993          1.006           34,035
                                                       2004      0.998          0.993           30,405
                                                       2003      1.000          0.998               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.182          1.236               --
                                                       2005      1.144          1.182           46,272
                                                       2004      1.090          1.144           37,628
                                                       2003      1.000          1.090               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.521          1.656               --
                                                       2005      1.354          1.521           33,070
                                                       2004      1.156          1.354           33,598
                                                       2003      1.000          1.156               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.042          1.082               --
                                                       2006      1.025          1.042          213,116
                                                       2005      1.023          1.025          215,610
                                                       2004      1.008          1.023          215,877
                                                       2003      1.000          1.008               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.999          1.125               --
                                                       2005      1.002          0.999               --
                                                       2004      1.027          1.002               --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.108          1.180               --
                                                       2005      1.085          1.108          293,225
                                                       2004      1.053          1.085          293,506
                                                       2003      1.000          1.053               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.092          210,980

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.254          1.314           18,761
                                                       2006      1.086          1.254           16,914
                                                       2005      1.006          1.086           12,608

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      2.544          3.569           62,542
                                                       2006      1.906          2.544          101,284
                                                       2005      1.406          1.906          122,512
                                                       2004      1.202          1.406           97,075
                                                       2003      1.000          1.202               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.563          1.548          177,714
                                                       2006      1.299          1.563          178,661
                                                       2005      1.249          1.299          187,245
                                                       2004      1.093          1.249          166,783
                                                       2003      1.000          1.093               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.252          1.379               --
                                                       2006      1.065          1.252               --
                                                       2005      1.000          1.065               --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.456          1.851               --
                                                       2005      1.371          1.456               --
                                                       2004      1.177          1.371               --
                                                       2003      1.000          1.177               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.430          1.476          517,102
                                                       2006      1.247          1.430          306,604
                                                       2005      1.195          1.247          334,539
                                                       2004      1.094          1.195          209,976
                                                       2003      1.000          1.094               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (9/05).............................................  2007      1.149          1.156            2,375
                                                       2006      1.041          1.149               --
                                                       2005      1.035          1.041               --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.209          1.258          159,091
                                                       2006      1.134          1.209          158,768
                                                       2005      1.132          1.134          163,155
                                                       2004      1.066          1.132           83,301
                                                       2003      1.000          1.066               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (3/05).......................  2007      1.224          1.268               --
                                                       2006      1.085          1.224               --
                                                       2005      0.987          1.085               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (7/05)..................................  2007      1.183          1.232            7,408
                                                       2006      1.066          1.183               --
                                                       2005      1.019          1.066               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.145          1.192          294,365
                                                       2006      1.051          1.145          297,075
                                                       2005      0.999          1.051               --

  Pioneer Independence VCT Subaccount (Class II)
  (7/03).............................................  2007      1.194          1.264           67,526
                                                       2006      1.112          1.194           67,573
                                                       2005      1.094          1.112           64,716
                                                       2004      1.044          1.094           57,516
                                                       2003      1.000          1.044               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (7/03).........................................  2007      1.843          2.056           16,418
                                                       2006      1.526          1.843           16,617
                                                       2005      1.345          1.526           17,832
                                                       2004      1.153          1.345           11,032
                                                       2003      1.000          1.153               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.591          1.651          102,956
                                                       2006      1.439          1.591          104,629
                                                       2005      1.357          1.439          105,882
                                                       2004      1.131          1.357           92,801
                                                       2003      1.000          1.131               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.183          1.260          152,932
                                                       2006      1.168          1.183          150,726
                                                       2005      1.096          1.168          151,766
                                                       2004      1.039          1.096           55,611

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      2.236          1.782            5,206
                                                       2006      1.663          2.236            5,161
                                                       2005      1.470          1.663            5,103
                                                       2004      1.102          1.470            4,831
                                                       2003      1.000          1.102               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.176          1.391               --
                                                       2006      1.107          1.176          140,783
                                                       2005      1.074          1.107          151,119
                                                       2004      0.990          1.074           56,059

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (8/03).............................................  2007      1.600          1.463           42,742
                                                       2006      1.423          1.600           42,446
                                                       2005      1.300          1.423           42,418
                                                       2004      1.101          1.300           35,210
                                                       2003      1.000          1.101               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.186          1.260               --
                                                       2005      1.185          1.186               --
                                                       2004      1.062          1.185               --
                                                       2003      1.000          1.062               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.209          1.264          285,927
                                                       2006      1.155          1.209          278,919
                                                       2005      1.144          1.155          276,607
                                                       2004      1.056          1.144          185,891
                                                       2003      1.000          1.056               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (7/03).....  2007      1.408          1.410               --
                                                       2006      1.242          1.408          213,535
                                                       2005      1.205          1.242          228,645
                                                       2004      1.098          1.205          160,295
                                                       2003      1.000          1.098               --








* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.



Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.





Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.




Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust -- Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------



                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a merger, substitution, liquidation or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and the former name and new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGE


                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST               PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Growth Shares VCT Portfolio            Pioneer Independence VCT Portfolio



UNDERLYING FUND MERGERS/REORGANIZATIONS


The following former Underlying Funds were merged with or reorganized into the new Underlying Funds and /or were reorganized into a new trust.


         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST               PIONEER VARIABLE CONTRACTS TRUST
  Pioneer America Income VCT Portfolio         Pioneer Bond VCT Portfolio
PIONEER VARIABLE CONTRACTS TRUST               PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Value VCT Portfolio                  Pioneer Fund VCT Portfolio



UNDERLYING FUND SUBSTITUTION

The following new Underlying Fund was substituted for the former Underlying
Fund.

            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
AIM VARIABLE INSURANCE FUNDS                   MET INVESTORS SERIES TRUST
  AIM V.I. Mid Cap Core Equity Portfolio       Lazard Mid Cap Portfolio




UNDERLYING FUND LIQUIDATIONS



The following Underlying Funds were liquidated and are no longer available in your contract.


PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Equity Opportunity Portfolio
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Small and Mid Cap Portfolio

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------




                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX E

--------------------------------------------------------------------------------




            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT

(AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER ON THE DATE THE CONTRACT IS ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

     (a)  is Medicare approved as a provider of skilled nursing care services;
          and

     (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

     (a) is licensed as a nursing care facility by the state in which it is licensed;

     (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

     (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

     (d) provides, as a primary function, nursing care and room and board; and charges for these services;

     (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

     (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

     (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

     (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

     (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

     (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

     (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

     (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payment made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX F

--------------------------------------------------------------------------------




               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:


                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm Condensed Financial Information
                     Financial Statements

--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated April 28, 2008 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-72-73-87. For the Statement of Additional Information for the contracts issued by the former MetLife Life and Annuity Company of Connecticut please request MLAC-Book-72-73-87.


Name: -------------------------------------------------

Address: ----------------------------------------------

CHECK BOX:


[ ] MIC-Book-72-73-87



[ ] MLAC-Book-72-73-87

                            PIONEER ANNUISTAR ANNUITY
                             PORTFOLIO ARCHITECT II
                             PIONEER ANNUISTAR VALUE

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                 APRIL 28, 2008


                                       FOR

         METLIFE OF CT SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT


This Statement of Additional Information ("SAI") contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contracts") offered by MetLife Insurance Company of Connecticut (the "Company", "we" or "our").



This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated April 28, 2008. A copy of the Individual Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Investor Services, P.O. Box 103666, Des Moines, IA 50306-0366 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

                                                                                 ITEM
                                                                                 ----

THE INSURANCE COMPANY..........................................................     2

PRINCIPAL UNDERWRITER..........................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT..............................     2

VALUATION OF ASSETS............................................................     4

FEDERAL TAX CONSIDERATIONS.....................................................     5

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..................................     8

CONDENSED FINANCIAL INFORMATION--Pioneer AnnuiStar.............................     9

CONDENSED FINANCIAL INFORMATION--Portfolio Architect II........................    53

CONDENSED FINANCIAL INFORMATION--Pioneer AnnuiStar Value.......................   205
FINANCIAL STATEMENTS...........................................................     1

                              THE INSURANCE COMPANY



MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. Prior to May 1, 2006, the Company was known as The Travelers Insurance Company. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



Before December 7, 2007, all Contracts were issued by MetLife Life and Annuity Company of Connecticut ("MLACC"), a stock life insurance company chartered in 1973 in Connecticut. Prior to May 1, 2006, MLACC was known as The Travelers Life and Annuity Company. On December 7, 2007, MLACC, an indirect wholly-owned subsidiary of MetLife, Inc. and a direct wholly-owned subsidiary of the Company, merged with and into the Company. Upon consummation of the merger, MLACC's separate corporate existence ceased by operation of law, and the Company assumed legal ownership of all of the assets of MLACC, including the Separate Account and its assets. As a result of the merger, the Company also has become responsible for all of MLACC's liabilities and obligations, including those created under Contracts initially issued by MLACC and outstanding on the date of the merger. Such Contracts have thereby become variable contracts funded by a separate account of the Company, and each Owner thereof has become a contract owner of the Company.


STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. MetLife of CT Separate Account Fourteen for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER



MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT



Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS

                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                           COMPANY(+)                        DISTRIBUTOR
--------------------------------  --------------------------------  --------------------------------
2007............................            $128,229,602                           $0

2006............................            $ 62,664,480                           $0

2005............................            $ 90,942,874                           $0




(+)MLACC merged with and into the Company on December 7, 2007. Underwriting commissions paid before that date were paid by MLACC.


The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2007 ranged from $86,518 to $5,658,714. The amount of commissions paid to selected broker-dealer firms during 2007 ranged from $91,352 to $10,077,903. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2007 ranged from $433,549 to $10,536,736.



The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2007 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:


Citicorp Investment Services
Citigroup Global Markets Inc. (d/b/a Smith Barney)
DWS Scudder Distributors, Inc.
Morgan Stanley DW, Inc.
PFS Investments, Inc. (d/b/a Primerica)
Pioneer Funds Distributor, Inc.


There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS



FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:


           Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -- 1


Where:

Base Return = (AUV Change -- Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV -- Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS



The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1(st) of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 for calendar year 2007, $5,000 for 2008, and may be indexed for inflation in future years. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $46,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.


SIMPLE PLAN IRA FORM


Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $10,500 in 2008 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.


ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.


The annual limits that apply to the amounts that may be contributed to a defined contribution plan for 2008 is $46,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $15,500 in 2008. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.


Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS


Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($15,500 in 2008).


Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

     (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

     (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

     (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

     (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of each of the subaccounts of the Separate Account and consolidated financial statements and the related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph referring to changes in MetLife Insurance Company of Connecticut and subsidiaries' method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.

              CONDENSED FINANCIAL INFORMATION -- PIONEER ANNUISTAR

--------------------------------------------------------------------------------





The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



               PIONEER ANNUISTAR -- SEPARATE ACCOUNT CHARGES 1.75%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.422          1.515               --
                                                       2006      1.364          1.422           21,079
                                                       2005      1.279          1.364           21,296
                                                       2004      1.224          1.279           18,413
                                                       2003      1.000          1.224            1,313

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.594          1.712            6,945
                                                       2006      1.462          1.594           15,477
                                                       2005      1.387          1.462           24,414
                                                       2004      1.243          1.387           24,531
                                                       2003      1.000          1.243           14,413

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.549          1.481           53,410
                                                       2006      1.346          1.549           49,670
                                                       2005      1.324          1.346          106,075
                                                       2004      1.214          1.324          124,168
                                                       2003      1.000          1.214           52,420

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.606          1.756           22,092
                                                       2006      1.504          1.606           35,267
                                                       2005      1.460          1.504           35,686
                                                       2004      1.333          1.460           32,330
                                                       2003      1.000          1.333           12,209

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      2.011          2.282            6,108
                                                       2006      1.685          2.011           16,929
                                                       2005      1.557          1.685           17,301
                                                       2004      1.336          1.557           13,063
                                                       2003      1.000          1.336            3,580

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.612          1.551           14,736

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.356          1.359            6,867

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.718          1.644           33,406

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (11/05).......  2007      1.199          1.256               --
                                                       2006      1.035          1.199            5,331
                                                       2005      1.017          1.035               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.325          1.362               --
                                                       2006      1.201          1.325            6,833
                                                       2005      1.187          1.201           45,574
                                                       2004      1.113          1.187           54,933
                                                       2003      1.000          1.113           54,663

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (7/03).............................................  2007      1.573          1.627               --
                                                       2006      1.445          1.573           17,899
                                                       2005      1.342          1.445           18,030
                                                       2004      1.255          1.342           12,042
                                                       2003      1.000          1.255           10,847

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.496          1.560           19,169

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.007          1.131           23,460
                                                       2006      1.000          1.007           48,115

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.026          1.060           23,896
                                                       2006      1.000          1.026           10,333

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.978           73,952

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.051          1.098           26,620
                                                       2006      1.000          1.051           43,097

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      0.997          1.005               --
                                                       2005      0.986          0.997           10,333
                                                       2004      0.993          0.986              200
                                                       2003      1.000          0.993              200

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.330          1.389               --
                                                       2005      1.290          1.330           42,018
                                                       2004      1.231          1.290           51,687
                                                       2003      1.000          1.231            5,576

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.848          2.011               --
                                                       2005      1.649          1.848           22,521
                                                       2004      1.411          1.649           24,545
                                                       2003      1.000          1.411            8,200

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.021          1.058               --
                                                       2006      1.007          1.021           23,467
                                                       2005      1.007          1.007           23,104
                                                       2004      0.994          1.007           17,719
                                                       2003      1.000          0.994            9,857

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.994          1.117               --
                                                       2005      1.000          0.994               --
                                                       2004      1.027          1.000               --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.161          1.234               --
                                                       2005      1.139          1.161           22,129
                                                       2004      1.109          1.139           10,105
                                                       2003      1.000          1.109            1,135

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091           22,368

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.248          1.305          219,131
                                                       2006      1.084          1.248          214,799
                                                       2005      1.005          1.084              276

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      3.167          4.433            6,985
                                                       2006      2.378          3.167            8,048
                                                       2005      1.759          2.378            8,551
                                                       2004      1.508          1.759            6,215
                                                       2003      1.000          1.508            6,010

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.708          1.687           43,647
                                                       2006      1.423          1.708           48,588
                                                       2005      1.372          1.423           90,145
                                                       2004      1.203          1.372           83,681
                                                       2003      1.000          1.203           61,066

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.246          1.370               --
                                                       2006      1.063          1.246               --
                                                       2005      1.000          1.063               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.577          2.000               --
                                                       2005      1.488          1.577               --
                                                       2004      1.281          1.488               --
                                                       2003      1.000          1.281               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.571          1.618           93,682
                                                       2006      1.374          1.571          108,709
                                                       2005      1.320          1.374          109,825
                                                       2004      1.211          1.320          106,162
                                                       2003      1.000          1.211           25,703

  Pioneer Global High Yield VCT Subaccount (Class II)
  (9/05).............................................  2007      1.144          1.148            6,630
                                                       2006      1.039          1.144            6,647
                                                       2005      1.033          1.039               --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.295          1.344          328,080
                                                       2006      1.218          1.295          340,617
                                                       2005      1.219          1.218          429,640
                                                       2004      1.151          1.219          623,370
                                                       2003      1.000          1.151          184,435

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (3/05).......................  2007      1.218          1.259          137,718
                                                       2006      1.083          1.218          107,347
                                                       2005      0.987          1.083            5,886

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (7/05)..................................  2007      1.177          1.223          262,046
                                                       2006      1.063          1.177          260,484
                                                       2005      1.018          1.063           80,410

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.140          1.184          208,389
                                                       2006      1.049          1.140          187,428
                                                       2005      0.999          1.049           36,134

  Pioneer Independence VCT Subaccount (Class II)
  (7/03).............................................  2007      1.308          1.381           29,388
                                                       2006      1.221          1.308           48,087
                                                       2005      1.204          1.221           64,156
                                                       2004      1.152          1.204           70,216
                                                       2003      1.000          1.152           12,273

  Pioneer International Value VCT Subaccount (Class
  II) (7/03).........................................  2007      2.044          2.274            1,036
                                                       2006      1.697          2.044            1,038
                                                       2005      1.499          1.697            9,494
                                                       2004      1.288          1.499            9,496
                                                       2003      1.000          1.288           10,784

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.846          1.911          101,005
                                                       2006      1.673          1.846          104,192
                                                       2005      1.582          1.673           74,464
                                                       2004      1.322          1.582           96,330
                                                       2003      1.000          1.322           24,823

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.174          1.248          128,073
                                                       2006      1.163          1.174          133,934
                                                       2005      1.094          1.163           11,942
                                                       2004      1.039          1.094               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      2.537          2.016           21,065
                                                       2006      1.891          2.537           21,069
                                                       2005      1.676          1.891           38,039
                                                       2004      1.259          1.676           47,378
                                                       2003      1.000          1.259           30,424

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.168          1.378               --
                                                       2006      1.102          1.168            4,781
                                                       2005      1.072          1.102            4,753
                                                       2004      0.990          1.072               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (8/03).............................................  2007      1.952          1.780           21,583
                                                       2006      1.740          1.952           21,887
                                                       2005      1.594          1.740           34,621
                                                       2004      1.353          1.594           43,253
                                                       2003      1.000          1.353            9,295

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.426          1.514               --
                                                       2005      1.428          1.426            9,350
                                                       2004      1.284          1.428           18,871
                                                       2003      1.000          1.284               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.236          1.289           88,691
                                                       2006      1.184          1.236           39,535
                                                       2005      1.175          1.184           68,327
                                                       2004      1.088          1.175           84,733
                                                       2003      1.000          1.088           50,495

  Pioneer Value VCT Subaccount (Class II) (7/03).....  2007      1.515          1.514               --
                                                       2006      1.340          1.515            7,705
                                                       2005      1.303          1.340          223,952
                                                       2004      1.190          1.303          217,199
                                                       2003      1.000          1.190          218,629

               PIONEER ANNUISTAR -- SEPARATE ACCOUNT CHARGES 1.80%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.126          1.200               --
                                                       2006      1.081          1.126               --
                                                       2005      1.000          1.081               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.148          1.233               --
                                                       2006      1.054          1.148               --
                                                       2005      1.000          1.054               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.171          1.119            2,269
                                                       2006      1.018          1.171            2,272
                                                       2005      1.000          1.018               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.127          1.231               --
                                                       2006      1.055          1.127               --
                                                       2005      1.000          1.055               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.283          1.455           25,339
                                                       2006      1.076          1.283           21,528
                                                       2005      1.000          1.076           19,426

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.216          1.170           18,566

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.148          1.150            1,187

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.250          1.196            1,108

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (11/05).......  2007      1.198          1.254               --
                                                       2006      1.035          1.198            1,116
                                                       2005      1.016          1.035               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.121          1.152               --
                                                       2006      1.017          1.121            1,189
                                                       2005      1.000          1.017               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (7/03).............................................  2007      1.187          1.227               --
                                                       2006      1.091          1.187           18,566
                                                       2005      1.000          1.091           18,566

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.185          1.235               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.007          1.130               --
                                                       2006      1.000          1.007               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.040          1.073               --
                                                       2006      1.000          1.040               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.978               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.050          1.097               --
                                                       2006      1.000          1.050               --

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      1.010          1.019               --
                                                       2005      1.000          1.010               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.044          1.090               --
                                                       2005      1.000          1.044               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.147          1.248               --
                                                       2005      1.000          1.147               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.008          1.044               --
                                                       2006      0.994          1.008               --
                                                       2005      1.000          0.994               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.993          1.115               --
                                                       2005      1.000          0.993               --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.016          1.079               --
                                                       2005      1.000          1.016               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.247          1.303            2,159
                                                       2006      1.084          1.247            2,162
                                                       2005      1.005          1.084               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      1.726          2.415               --
                                                       2006      1.297          1.726               --
                                                       2005      1.000          1.297               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.236          1.221               --
                                                       2006      1.031          1.236               --
                                                       2005      1.000          1.031               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.245          1.368               --
                                                       2006      1.063          1.245               --
                                                       2005      1.000          1.063               --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.041          1.320               --
                                                       2005      1.000          1.041               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.198          1.233            2,218
                                                       2006      1.048          1.198            2,221
                                                       2005      1.000          1.048               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (9/05).............................................  2007      1.143          1.146               --
                                                       2006      1.039          1.143               --
                                                       2005      1.033          1.039               --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.059          1.098               --
                                                       2006      0.996          1.059               --
                                                       2005      1.000          0.996               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (3/05).......................  2007      1.217          1.257           70,251
                                                       2006      1.083          1.217           73,052
                                                       2005      0.987          1.083           73,114

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (7/05)..................................  2007      1.176          1.222            2,883
                                                       2006      1.063          1.176               --
                                                       2005      1.018          1.063               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.139          1.182            8,926
                                                       2006      1.048          1.139               --
                                                       2005      0.999          1.048               --

  Pioneer Independence VCT Subaccount (Class II)
  (7/03).............................................  2007      1.095          1.156           19,581
                                                       2006      1.023          1.095           19,581
                                                       2005      1.000          1.023           19,581

  Pioneer International Value VCT Subaccount (Class
  II) (7/03).........................................  2007      1.359          1.511               --
                                                       2006      1.128          1.359               --
                                                       2005      1.000          1.128               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.170          1.211               --
                                                       2006      1.061          1.170               --
                                                       2005      1.000          1.061               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.108          1.177               --
                                                       2006      1.098          1.108               --
                                                       2005      1.000          1.098               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      1.582          1.257               --
                                                       2006      1.180          1.582               --
                                                       2005      1.000          1.180               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.079          1.273               --
                                                       2006      1.018          1.079               --
                                                       2005      1.000          1.018               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (8/03).............................................  2007      1.242          1.132            4,281
                                                       2006      1.108          1.242               --
                                                       2005      1.000          1.108               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.031          1.094               --
                                                       2005      1.000          1.031               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.045          1.089               --
                                                       2006      1.001          1.045               --
                                                       2005      1.000          1.001               --

  Pioneer Value VCT Subaccount (Class II) (7/03).....  2007      1.160          1.159               --
                                                       2006      1.027          1.160               --
                                                       2005      1.000          1.027               --






               PIONEER ANNUISTAR -- SEPARATE ACCOUNT CHARGES 1.95%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.411          1.503                --
                                                       2006      1.357          1.411           207,961
                                                       2005      1.274          1.357           250,130
                                                       2004      1.222          1.274           257,841
                                                       2003      1.000          1.222           110,756

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.583          1.696           198,353
                                                       2006      1.454          1.583           265,305
                                                       2005      1.382          1.454           292,784
                                                       2004      1.241          1.382           312,951
                                                       2003      1.000          1.241            79,516

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.538          1.468           438,292
                                                       2006      1.339          1.538           448,041
                                                       2005      1.320          1.339           552,083
                                                       2004      1.213          1.320           514,971
                                                       2003      1.000          1.213           156,858

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.595          1.739           311,018
                                                       2006      1.496          1.595           368,152
                                                       2005      1.456          1.496           409,343
                                                       2004      1.331          1.456           432,168
                                                       2003      1.000          1.331           115,056

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.996          2.260           482,919
                                                       2006      1.676          1.996           522,502
                                                       2005      1.551          1.676           522,836
                                                       2004      1.335          1.551           416,907
                                                       2003      1.000          1.335            79,691

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.600          1.537           574,613

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.345          1.346            70,773

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.705          1.629           335,311

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (11/05).......  2007      1.194          1.250                --
                                                       2006      1.033          1.194                --
                                                       2005      1.015          1.033                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.315          1.351                --
                                                       2006      1.194          1.315           185,900
                                                       2005      1.183          1.194           107,163
                                                       2004      1.112          1.183           132,002
                                                       2003      1.000          1.112            48,704

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (7/03).............................................  2007      1.562          1.614                --
                                                       2006      1.438          1.562           582,006
                                                       2005      1.337          1.438           619,107
                                                       2004      1.253          1.337           629,688
                                                       2003      1.000          1.253            36,852

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.484          1.545           195,843

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.006          1.127           196,430
                                                       2006      1.000          1.006           279,916

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.019          1.050           545,320
                                                       2006      1.000          1.019           475,021

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.977                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.049          1.094           159,460
                                                       2006      1.000          1.049           172,140

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      0.991          0.999                --
                                                       2005      0.982          0.991           335,009
                                                       2004      0.992          0.982           664,582
                                                       2003      1.000          0.992         1,238,826

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.322          1.381                --
                                                       2005      1.286          1.322           219,707
                                                       2004      1.230          1.286           255,294
                                                       2003      1.000          1.230           140,165

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.838          1.999                --
                                                       2005      1.643          1.838            96,906
                                                       2004      1.409          1.643            98,466
                                                       2003      1.000          1.409            28,213

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.013          1.048                --
                                                       2006      1.001          1.013           332,619
                                                       2005      1.003          1.001           570,078
                                                       2004      0.993          1.003           337,371
                                                       2003      1.000          0.993            68,714

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.991          1.111                --
                                                       2005      0.998          0.991             1,737
                                                       2004      1.027          0.998             1,739

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.155          1.225                --
                                                       2005      1.136          1.155           202,889
                                                       2004      1.107          1.136           169,201
                                                       2003      1.000          1.107           109,291

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091           317,131

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.244          1.297            96,294
                                                       2006      1.082          1.244            98,864
                                                       2005      1.005          1.082            56,444

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      3.144          4.391           108,521
                                                       2006      2.366          3.144            74,805
                                                       2005      1.753          2.366           177,525
                                                       2004      1.506          1.753           110,605
                                                       2003      1.000          1.506            44,021

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.695          1.671           474,627
                                                       2006      1.415          1.695           511,974
                                                       2005      1.368          1.415           708,831
                                                       2004      1.202          1.368           692,709
                                                       2003      1.000          1.202           222,984

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.242          1.363                --
                                                       2006      1.062          1.242                --
                                                       2005      1.000          1.062                --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.568          1.986                --
                                                       2005      1.483          1.568            41,554
                                                       2004      1.280          1.483            13,114
                                                       2003      1.000          1.280             1,836

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.560          1.603           844,995
                                                       2006      1.367          1.560           776,618
                                                       2005      1.316          1.367           898,863
                                                       2004      1.209          1.316           961,341
                                                       2003      1.000          1.209           390,620

  Pioneer Global High Yield VCT Subaccount (Class II)
  (9/05).............................................  2007      1.140          1.141            84,306
                                                       2006      1.037          1.140            14,208
                                                       2005      1.032          1.037                --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.286          1.332           960,739
                                                       2006      1.211          1.286         1,304,420
                                                       2005      1.215          1.211         1,194,023
                                                       2004      1.149          1.215         1,571,510
                                                       2003      1.000          1.149           804,210

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (3/05).......................  2007      1.214          1.252                --
                                                       2006      1.081          1.214                --
                                                       2005      0.987          1.081                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (7/05)..................................  2007      1.173          1.217           208,986
                                                       2006      1.062          1.173            66,118
                                                       2005      1.018          1.062                --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.136          1.177           402,868
                                                       2006      1.047          1.136           224,726
                                                       2005      0.999          1.047             2,344

  Pioneer Independence VCT Subaccount (Class II)
  (7/03).............................................  2007      1.299          1.368           124,810
                                                       2006      1.215          1.299           142,371
                                                       2005      1.200          1.215           266,120
                                                       2004      1.151          1.200           283,330
                                                       2003      1.000          1.151           189,088

  Pioneer International Value VCT Subaccount (Class
  II) (7/03).........................................  2007      2.029          2.253           116,658
                                                       2006      1.688          2.029            72,240
                                                       2005      1.494          1.688           427,680
                                                       2004      1.286          1.494           272,265
                                                       2003      1.000          1.286           127,935

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.832          1.893           287,712
                                                       2006      1.664          1.832           303,565
                                                       2005      1.576          1.664           393,047
                                                       2004      1.320          1.576           673,156
                                                       2003      1.000          1.320           180,500

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.168          1.238            31,699
                                                       2006      1.159          1.168            96,753
                                                       2005      1.092          1.159           118,087
                                                       2004      1.039          1.092            66,258

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      2.518          1.998            56,621
                                                       2006      1.881          2.518            91,073
                                                       2005      1.670          1.881           110,618
                                                       2004      1.258          1.670            93,070
                                                       2003      1.000          1.258            42,488

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.161          1.368                --
                                                       2006      1.098          1.161             1,633
                                                       2005      1.070          1.098             1,635
                                                       2004      0.990          1.070             1,637

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (8/03).............................................  2007      1.938          1.764           182,622
                                                       2006      1.731          1.938           169,606
                                                       2005      1.589          1.731           332,172
                                                       2004      1.351          1.589           237,395
                                                       2003      1.000          1.351            47,632

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.419          1.504                --
                                                       2005      1.423          1.419            22,381
                                                       2004      1.282          1.423           122,809
                                                       2003      1.000          1.282           130,821

  Pioneer Strategic Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.227          1.277         1,193,266
                                                       2006      1.177          1.227         1,182,288
                                                       2005      1.171          1.177         1,200,111
                                                       2004      1.086          1.171         1,066,989
                                                       2003      1.000          1.086           122,192

  Pioneer Value VCT Subaccount (Class II) (7/03).....  2007      1.504          1.501                --
                                                       2006      1.333          1.504           127,011
                                                       2005      1.298          1.333           264,476
                                                       2004      1.188          1.298           291,723
                                                       2003      1.000          1.188           171,704

               PIONEER ANNUISTAR -- SEPARATE ACCOUNT CHARGES 2.00%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.169          1.245               --
                                                       2006      1.125          1.169            9,272
                                                       2005      1.057          1.125            8,442
                                                       2004      1.000          1.057            2,641

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.221          1.308            6,368
                                                       2006      1.122          1.221               --
                                                       2005      1.067          1.122               --
                                                       2004      1.000          1.067               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.251          1.193            6,971
                                                       2006      1.089          1.251               --
                                                       2005      1.075          1.089               --
                                                       2004      1.000          1.075               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.190          1.297            9,221
                                                       2006      1.117          1.190            9,018
                                                       2005      1.087          1.117            8,523
                                                       2004      1.000          1.087            2,559

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.489          1.685           27,739
                                                       2006      1.251          1.489           29,128
                                                       2005      1.158          1.251           30,056
                                                       2004      1.000          1.158           14,320

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.260          1.211           10,683

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.199          1.200               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.299          1.241           11,984

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (11/05).......  2007      1.193          1.249               --
                                                       2006      1.033          1.193           12,574
                                                       2005      1.015          1.033           12,574

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.172          1.204               --
                                                       2006      1.065          1.172               --
                                                       2005      1.056          1.065               --
                                                       2004      1.000          1.056               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (7/03).............................................  2007      1.231          1.272               --
                                                       2006      1.134          1.231           22,784
                                                       2005      1.055          1.134           21,631
                                                       2004      1.000          1.055           15,654

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.229          1.280            9,332

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.005          1.126           13,659
                                                       2006      1.000          1.005           13,659

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.032          1.063           48,207
                                                       2006      1.000          1.032           46,878

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.977               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.049          1.093               --
                                                       2006      1.000          1.049               --

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      1.005          1.012               --
                                                       2005      0.996          1.005            4,343
                                                       2004      1.000          0.996            1,374

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.078          1.125               --
                                                       2005      1.049          1.078           12,070
                                                       2004      1.000          1.049               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.310          1.424               --
                                                       2005      1.171          1.310               --
                                                       2004      1.000          1.171               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.044          1.079               --
                                                       2006      1.032          1.044            4,701
                                                       2005      1.035          1.032            4,248
                                                       2004      1.000          1.035            1,323

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.986          1.105               --
                                                       2005      0.994          0.986            7,280
                                                       2004      1.000          0.994            6,910

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.045          1.108               --
                                                       2005      1.028          1.045               --
                                                       2004      1.000          1.028               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091            4,953

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.242          1.296            9,746
                                                       2006      1.082          1.242            9,731
                                                       2005      1.004          1.082            9,270

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      2.325          3.247            3,658
                                                       2006      1.751          2.325            5,034
                                                       2005      1.298          1.751            5,836
                                                       2004      1.000          1.298            2,212

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.396          1.375           30,187
                                                       2006      1.166          1.396           11,582
                                                       2005      1.127          1.166           12,353
                                                       2004      1.000          1.127           12,134

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.241          1.361               --
                                                       2006      1.061          1.241               --
                                                       2005      1.000          1.061               --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.247          1.578               --
                                                       2005      1.180          1.247               --
                                                       2004      1.000          1.180               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.294          1.329           39,191
                                                       2006      1.134          1.294           13,887
                                                       2005      1.093          1.134           13,398
                                                       2004      1.000          1.093            3,834

  Pioneer Global High Yield VCT Subaccount (Class II)
  (9/05).............................................  2007      1.139          1.140               --
                                                       2006      1.037          1.139               --
                                                       2005      1.032          1.037               --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.150          1.190            1,862
                                                       2006      1.084          1.150            1,812
                                                       2005      1.087          1.084            1,199
                                                       2004      1.000          1.087               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (3/05).......................  2007      1.213          1.250           73,696
                                                       2006      1.081          1.213           73,696
                                                       2005      0.987          1.081          260,232

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (7/05)..................................  2007      1.172          1.215          285,290
                                                       2006      1.061          1.172          285,302
                                                       2005      1.017          1.061          126,437

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.135          1.176          326,640
                                                       2006      1.047          1.135          326,640
                                                       2005      0.999          1.047           66,491

  Pioneer Independence VCT Subaccount (Class II)
  (7/03).............................................  2007      1.171          1.233           11,714
                                                       2006      1.096          1.171           11,714
                                                       2005      1.083          1.096           11,714
                                                       2004      1.000          1.083               --

  Pioneer International Value VCT Subaccount (Class
  II) (7/03).........................................  2007      1.591          1.766            9,431
                                                       2006      1.324          1.591           10,191
                                                       2005      1.173          1.324           10,952
                                                       2004      1.000          1.173           11,702

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.331          1.374               --
                                                       2006      1.209          1.331           18,212
                                                       2005      1.146          1.209           17,930
                                                       2004      1.000          1.146           18,065

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.146          1.214           17,290
                                                       2006      1.137          1.146           10,683
                                                       2005      1.072          1.137            2,271
                                                       2004      1.000          1.072               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      1.974          1.565            5,395
                                                       2006      1.476          1.974            4,126
                                                       2005      1.311          1.476            4,890
                                                       2004      1.000          1.311            5,273

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.097          1.292               --
                                                       2006      1.038          1.097           22,986
                                                       2005      1.012          1.038           21,426
                                                       2004      1.000          1.012           20,313

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (8/03).............................................  2007      1.409          1.282               --
                                                       2006      1.259          1.409               --
                                                       2005      1.156          1.259               --
                                                       2004      1.000          1.156               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.106          1.173               --
                                                       2005      1.110          1.106               --
                                                       2004      1.000          1.110               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.151          1.198           38,814
                                                       2006      1.106          1.151           38,604
                                                       2005      1.100          1.106           35,414
                                                       2004      1.000          1.100           27,460

  Pioneer Value VCT Subaccount (Class II) (7/03).....  2007      1.259          1.256               --
                                                       2006      1.117          1.259           12,026
                                                       2005      1.088          1.117           11,952
                                                       2004      1.000          1.088            3,856






               PIONEER ANNUISTAR -- SEPARATE ACCOUNT CHARGES 2.05%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.406          1.497               --
                                                       2006      1.353          1.406               --
                                                       2005      1.272          1.353               --
                                                       2004      1.221          1.272               --
                                                       2003      1.000          1.221               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.577          1.688               --
                                                       2006      1.450          1.577               --
                                                       2005      1.380          1.450               --
                                                       2004      1.240          1.380               --
                                                       2003      1.000          1.240               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.532          1.461          107,792
                                                       2006      1.335          1.532           10,838
                                                       2005      1.318          1.335           11,506
                                                       2004      1.212          1.318               --
                                                       2003      1.000          1.212               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.589          1.731              869
                                                       2006      1.492          1.589              878
                                                       2005      1.453          1.492              838
                                                       2004      1.331          1.453               --
                                                       2003      1.000          1.331               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.989          2.250            8,061
                                                       2006      1.672          1.989            8,800
                                                       2005      1.549          1.672            9,377
                                                       2004      1.334          1.549               --
                                                       2003      1.000          1.334               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.593          1.530          151,952

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.340          1.340               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.698          1.621               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (11/05).......  2007      1.192          1.248               --
                                                       2006      1.032          1.192               --
                                                       2005      1.014          1.032               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.310          1.345               --
                                                       2006      1.191          1.310               --
                                                       2005      1.181          1.191               --
                                                       2004      1.111          1.181               --
                                                       2003      1.000          1.111               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (7/03).............................................  2007      1.556          1.608               --
                                                       2006      1.434          1.556            9,071
                                                       2005      1.335          1.434            9,077
                                                       2004      1.252          1.335               --
                                                       2003      1.000          1.252               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.478          1.538               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.005          1.125           14,937
                                                       2006      1.000          1.005           15,824

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.015          1.045            8,925
                                                       2006      1.000          1.015            1,436

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.976               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.049          1.092            3,642
                                                       2006      1.000          1.049            3,561

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      0.989          0.996               --
                                                       2005      0.981          0.989           11,522
                                                       2004      0.991          0.981               --
                                                       2003      1.000          0.991           84,229

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.319          1.376               --
                                                       2005      1.284          1.319           11,012
                                                       2004      1.229          1.284               --
                                                       2003      1.000          1.229               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.833          1.993               --
                                                       2005      1.640          1.833            1,886
                                                       2004      1.409          1.640               --
                                                       2003      1.000          1.409               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.009          1.043               --
                                                       2006      0.999          1.009               --
                                                       2005      1.002          0.999               --
                                                       2004      0.992          1.002               --
                                                       2003      1.000          0.992               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.989          1.108               --
                                                       2005      0.998          0.989               --
                                                       2004      1.027          0.998               --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.152          1.220               --
                                                       2005      1.134          1.152            1,605
                                                       2004      1.106          1.134               --
                                                       2003      1.000          1.106               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.241          1.294               --
                                                       2006      1.082          1.241               --
                                                       2005      1.004          1.082               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      3.132          4.371            2,532
                                                       2006      2.359          3.132            3,510
                                                       2005      1.750          2.359            4,246
                                                       2004      1.505          1.750               --
                                                       2003      1.000          1.505               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.689          1.663          103,590
                                                       2006      1.412          1.689               --
                                                       2005      1.365          1.412               --
                                                       2004      1.201          1.365               --
                                                       2003      1.000          1.201               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.240          1.359               --
                                                       2006      1.061          1.240               --
                                                       2005      1.000          1.061               --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.564          1.979               --
                                                       2005      1.481          1.564               --
                                                       2004      1.279          1.481               --
                                                       2003      1.000          1.279               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.554          1.595               --
                                                       2006      1.363          1.554               --
                                                       2005      1.313          1.363               --
                                                       2004      1.209          1.313               --
                                                       2003      1.000          1.209               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (9/05).............................................  2007      1.138          1.138               --
                                                       2006      1.037          1.138               --
                                                       2005      1.032          1.037               --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.281          1.325            1,274
                                                       2006      1.208          1.281            1,249
                                                       2005      1.213          1.208            1,122
                                                       2004      1.149          1.213               --
                                                       2003      1.000          1.149               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (3/05).......................  2007      1.212          1.249               --
                                                       2006      1.081          1.212               --
                                                       2005      0.987          1.081               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (7/05)..................................  2007      1.171          1.213            5,036
                                                       2006      1.061          1.171               --
                                                       2005      1.017          1.061               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.134          1.174           16,405
                                                       2006      1.046          1.134           11,059
                                                       2005      0.999          1.046               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Independence VCT Subaccount (Class II)
  (7/03).............................................  2007      1.294          1.362               --
                                                       2006      1.211          1.294               --
                                                       2005      1.198          1.211               --
                                                       2004      1.150          1.198               --
                                                       2003      1.000          1.150               --

  Pioneer International Value VCT Subaccount (Class
  II) (7/03).........................................  2007      2.022          2.243            5,175
                                                       2006      1.683          2.022               --
                                                       2005      1.491          1.683               --
                                                       2004      1.285          1.491               --
                                                       2003      1.000          1.285               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.826          1.884           45,872
                                                       2006      1.660          1.826              882
                                                       2005      1.574          1.660              854
                                                       2004      1.319          1.574               --
                                                       2003      1.000          1.319               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.165          1.234            6,883
                                                       2006      1.156          1.165            1,765
                                                       2005      1.091          1.156            1,658
                                                       2004      1.039          1.091               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      2.509          1.988              973
                                                       2006      1.876          2.509            1,113
                                                       2005      1.667          1.876            1,201
                                                       2004      1.257          1.667               --
                                                       2003      1.000          1.257               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.158          1.363               --
                                                       2006      1.096          1.158            1,197
                                                       2005      1.069          1.096            1,156
                                                       2004      0.990          1.069               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (8/03).............................................  2007      1.931          1.755              857
                                                       2006      1.726          1.931              805
                                                       2005      1.586          1.726               --
                                                       2004      1.350          1.586               --
                                                       2003      1.000          1.350               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.415          1.500               --
                                                       2005      1.421          1.415            1,031
                                                       2004      1.281          1.421               --
                                                       2003      1.000          1.281               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Strategic Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.222          1.271          159,748
                                                       2006      1.174          1.222           20,376
                                                       2005      1.169          1.174           18,476
                                                       2004      1.086          1.169               --
                                                       2003      1.000          1.086               --

  Pioneer Value VCT Subaccount (Class II) (7/03).....  2007      1.498          1.494               --
                                                       2006      1.329          1.498               --
                                                       2005      1.296          1.329               --
                                                       2004      1.188          1.296               --
                                                       2003      1.000          1.188               --






               PIONEER ANNUISTAR -- SEPARATE ACCOUNT CHARGES 2.15%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.401          1.491               --
                                                       2006      1.350          1.401           41,576
                                                       2005      1.270          1.350           40,163
                                                       2004      1.220          1.270           41,281
                                                       2003      1.000          1.220           22,172

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.571          1.680           20,914
                                                       2006      1.446          1.571           36,327
                                                       2005      1.378          1.446           35,897
                                                       2004      1.239          1.378           37,257
                                                       2003      1.000          1.239           32,356

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.527          1.454          113,349
                                                       2006      1.332          1.527          132,264
                                                       2005      1.316          1.332          145,908
                                                       2004      1.211          1.316          144,223
                                                       2003      1.000          1.211           74,742

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.583          1.723          202,412
                                                       2006      1.488          1.583          214,383
                                                       2005      1.451          1.488          215,511
                                                       2004      1.330          1.451          213,257
                                                       2003      1.000          1.330          141,995

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.982          2.239           98,427
                                                       2006      1.667          1.982          104,260
                                                       2005      1.546          1.667           66,230
                                                       2004      1.333          1.546           36,817
                                                       2003      1.000          1.333           25,901

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.587          1.523           29,890

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.334          1.334           28,757

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.691          1.614               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (11/05).......  2007      1.190          1.245               --
                                                       2006      1.031          1.190               --
                                                       2005      1.014          1.031               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.305          1.340               --
                                                       2006      1.188          1.305           39,345
                                                       2005      1.179          1.188           38,537
                                                       2004      1.110          1.179           38,367
                                                       2003      1.000          1.110           16,994

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (7/03).............................................  2007      1.550          1.601               --
                                                       2006      1.430          1.550           37,638
                                                       2005      1.333          1.430           37,433
                                                       2004      1.252          1.333           32,006
                                                       2003      1.000          1.252            5,520

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.472          1.531           33,937

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.004          1.123           97,485
                                                       2006      1.000          1.004          134,349

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.011          1.040          245,389
                                                       2006      1.000          1.011          275,708

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.976               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.048          1.090           37,057
                                                       2006      1.000          1.048           48,396

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      0.986          0.993               --
                                                       2005      0.979          0.986           33,529
                                                       2004      0.990          0.979           62,162
                                                       2003      1.000          0.990           71,445

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.315          1.372               --
                                                       2005      1.282          1.315          113,552
                                                       2004      1.228          1.282          109,171
                                                       2003      1.000          1.228           85,117

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.828          1.987               --
                                                       2005      1.638          1.828           23,914
                                                       2004      1.408          1.638           24,752
                                                       2003      1.000          1.408           26,118

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.006          1.039               --
                                                       2006      0.996          1.006          103,962
                                                       2005      1.000          0.996          100,381
                                                       2004      0.992          1.000           97,848
                                                       2003      1.000          0.992           64,224

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.987          1.105               --
                                                       2005      0.997          0.987           15,831
                                                       2004      1.027          0.997            9,265

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.149          1.216               --
                                                       2005      1.132          1.149          143,822
                                                       2004      1.106          1.132          111,302
                                                       2003      1.000          1.106           83,005

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091          101,902

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.239          1.290            9,612
                                                       2006      1.081          1.239               --
                                                       2005      1.004          1.081               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      3.121          4.351           15,232
                                                       2006      2.353          3.121           11,671
                                                       2005      1.747          2.353           24,799
                                                       2004      1.504          1.747           25,287
                                                       2003      1.000          1.504           20,805

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.683          1.656           99,809
                                                       2006      1.408          1.683           89,977
                                                       2005      1.363          1.408          113,831
                                                       2004      1.200          1.363          115,486
                                                       2003      1.000          1.200           66,226

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.237          1.355               --
                                                       2006      1.060          1.237               --
                                                       2005      1.000          1.060               --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.560          1.972               --
                                                       2005      1.478          1.560            2,721
                                                       2004      1.278          1.478            4,088
                                                       2003      1.000          1.278            4,088

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.548          1.588           68,774
                                                       2006      1.360          1.548           75,007
                                                       2005      1.311          1.360          107,056
                                                       2004      1.208          1.311          116,524
                                                       2003      1.000          1.208           95,715

  Pioneer Global High Yield VCT Subaccount (Class II)
  (9/05).............................................  2007      1.136          1.135            5,283
                                                       2006      1.036          1.136               --
                                                       2005      1.031          1.036               --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.277          1.319          341,836
                                                       2006      1.205          1.277          392,611
                                                       2005      1.211          1.205          380,843
                                                       2004      1.148          1.211          390,240
                                                       2003      1.000          1.148          232,322

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (3/05).......................  2007      1.210          1.245               --
                                                       2006      1.080          1.210               --
                                                       2005      0.987          1.080               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (7/05)..................................  2007      1.169          1.210          340,148
                                                       2006      1.060          1.169          131,203
                                                       2005      1.017          1.060               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.132          1.171          528,076
                                                       2006      1.045          1.132          330,130
                                                       2005      0.999          1.045               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Independence VCT Subaccount (Class II)
  (7/03).............................................  2007      1.289          1.355           98,727
                                                       2006      1.208          1.289          124,759
                                                       2005      1.196          1.208          130,619
                                                       2004      1.149          1.196          117,442
                                                       2003      1.000          1.149          178,804

  Pioneer International Value VCT Subaccount (Class
  II) (7/03).........................................  2007      2.014          2.232           87,105
                                                       2006      1.679          2.014           77,230
                                                       2005      1.489          1.679           77,517
                                                       2004      1.285          1.489           77,852
                                                       2003      1.000          1.285           74,450

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.819          1.875          168,644
                                                       2006      1.655          1.819          209,834
                                                       2005      1.571          1.655          209,674
                                                       2004      1.318          1.571          204,223
                                                       2003      1.000          1.318          133,128

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.161          1.229           29,706
                                                       2006      1.154          1.161           59,626
                                                       2005      1.090          1.154           43,958
                                                       2004      1.038          1.090           16,725

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      2.500          1.979           51,710
                                                       2006      1.871          2.500           60,806
                                                       2005      1.664          1.871           62,973
                                                       2004      1.256          1.664           53,964
                                                       2003      1.000          1.256           41,586

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.155          1.358               --
                                                       2006      1.094          1.155           21,849
                                                       2005      1.069          1.094           21,849
                                                       2004      0.990          1.069               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (8/03).............................................  2007      1.924          1.747           76,087
                                                       2006      1.722          1.924           85,600
                                                       2005      1.583          1.722           68,347
                                                       2004      1.349          1.583           49,785
                                                       2003      1.000          1.349           21,431

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.411          1.495               --
                                                       2005      1.418          1.411           19,857
                                                       2004      1.280          1.418            3,005
                                                       2003      1.000          1.280            3,005

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Strategic Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.218          1.265          118,199
                                                       2006      1.171          1.218          120,542
                                                       2005      1.168          1.171          128,168
                                                       2004      1.085          1.168          131,144
                                                       2003      1.000          1.085           66,810

  Pioneer Value VCT Subaccount (Class II) (7/03).....  2007      1.493          1.487               --
                                                       2006      1.326          1.493            4,434
                                                       2005      1.294          1.326            4,390
                                                       2004      1.187          1.294            4,232
                                                       2003      1.000          1.187               --






               PIONEER ANNUISTAR -- SEPARATE ACCOUNT CHARGES 2.20%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.163          1.238                --
                                                       2006      1.121          1.163                --
                                                       2005      1.056          1.121                --
                                                       2004      1.000          1.056                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.215          1.299                --
                                                       2006      1.119          1.215                --
                                                       2005      1.066          1.119                --
                                                       2004      1.000          1.066                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.244          1.184                --
                                                       2006      1.086          1.244                --
                                                       2005      1.073          1.086                --
                                                       2004      1.000          1.073                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.184          1.288                --
                                                       2006      1.113          1.184                --
                                                       2005      1.086          1.113                --
                                                       2004      1.000          1.086                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.482          1.673                --
                                                       2006      1.247          1.482                --
                                                       2005      1.157          1.247                --
                                                       2004      1.000          1.157                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.253          1.202                --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.192          1.191                --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.291          1.232                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (11/05).......  2007      1.189          1.243                --
                                                       2006      1.031          1.189                --
                                                       2005      1.013          1.031                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.166          1.197                --
                                                       2006      1.062          1.166                --
                                                       2005      1.054          1.062                --
                                                       2004      1.000          1.054                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (7/03).............................................  2007      1.224          1.265                --
                                                       2006      1.130          1.224                --
                                                       2005      1.054          1.130                --
                                                       2004      1.000          1.054                --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.222          1.270                --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.004          1.122                --
                                                       2006      1.000          1.004                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.027          1.055             7,205
                                                       2006      1.000          1.027            10,865

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.975            33,588

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.047          1.089                --
                                                       2006      1.000          1.047                --

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      1.001          1.008                --
                                                       2005      0.995          1.001                --
                                                       2004      1.000          0.995                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.075          1.121                --
                                                       2005      1.048          1.075                --
                                                       2004      1.000          1.048                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.306          1.418                --
                                                       2005      1.170          1.306                --
                                                       2004      1.000          1.170                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.038          1.072                --
                                                       2006      1.029          1.038                --
                                                       2005      1.033          1.029                --
                                                       2004      1.000          1.033                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.983          1.099                --
                                                       2005      0.993          0.983                --
                                                       2004      1.000          0.993                --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.042          1.102                --
                                                       2005      1.027          1.042                --
                                                       2004      1.000          1.027                --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090            16,422

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.238          1.289                --
                                                       2006      1.080          1.238                --
                                                       2005      1.004          1.080                --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      2.314          3.224                --
                                                       2006      1.745          2.314                --
                                                       2005      1.296          1.745                --
                                                       2004      1.000          1.296                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.389          1.366                --
                                                       2006      1.162          1.389                --
                                                       2005      1.126          1.162                --
                                                       2004      1.000          1.126                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.236          1.354                --
                                                       2006      1.060          1.236                --
                                                       2005      1.000          1.060                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.243          1.570                --
                                                       2005      1.178          1.243                --
                                                       2004      1.000          1.178                --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.287          1.320                --
                                                       2006      1.131          1.287                --
                                                       2005      1.091          1.131                --
                                                       2004      1.000          1.091                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (9/05).............................................  2007      1.135          1.133            33,289
                                                       2006      1.035          1.135            15,627
                                                       2005      1.031          1.035                --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.144          1.181            16,864
                                                       2006      1.080          1.144                --
                                                       2005      1.086          1.080                --
                                                       2004      1.000          1.086                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (3/05).......................  2007      1.208          1.243                --
                                                       2006      1.079          1.208                --
                                                       2005      0.987          1.079                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (7/05)..................................  2007      1.168          1.208         1,576,238
                                                       2006      1.060          1.168           147,787
                                                       2005      1.017          1.060                --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.131          1.169           256,100
                                                       2006      1.045          1.131            79,335
                                                       2005      0.999          1.045                --

  Pioneer Independence VCT Subaccount (Class II)
  (7/03).............................................  2007      1.165          1.224                --
                                                       2006      1.093          1.165                --
                                                       2005      1.082          1.093                --
                                                       2004      1.000          1.082                --

  Pioneer International Value VCT Subaccount (Class
  II) (7/03).........................................  2007      1.583          1.753                --
                                                       2006      1.320          1.583                --
                                                       2005      1.171          1.320                --
                                                       2004      1.000          1.171                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.324          1.364                --
                                                       2006      1.205          1.324                --
                                                       2005      1.145          1.205                --
                                                       2004      1.000          1.145                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.140          1.206                --
                                                       2006      1.134          1.140                --
                                                       2005      1.071          1.134                --
                                                       2004      1.000          1.071                --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      1.964          1.554                --
                                                       2006      1.471          1.964                --
                                                       2005      1.309          1.471                --
                                                       2004      1.000          1.309                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.092          1.284                --
                                                       2006      1.035          1.092                --
                                                       2005      1.011          1.035                --
                                                       2004      1.000          1.011                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (8/03).............................................  2007      1.402          1.273                --
                                                       2006      1.255          1.402                --
                                                       2005      1.155          1.255                --
                                                       2004      1.000          1.155                --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.103          1.168                --
                                                       2005      1.109          1.103                --
                                                       2004      1.000          1.109                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.145          1.189           114,496
                                                       2006      1.102          1.145                --
                                                       2005      1.099          1.102                --
                                                       2004      1.000          1.099                --

  Pioneer Value VCT Subaccount (Class II) (7/03).....  2007      1.253          1.247                --
                                                       2006      1.113          1.253                --
                                                       2005      1.087          1.113                --
                                                       2004      1.000          1.087                --






               PIONEER ANNUISTAR -- SEPARATE ACCOUNT CHARGES 2.25%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.162          1.236               --
                                                       2006      1.120          1.162               --
                                                       2005      1.055          1.120               --
                                                       2004      1.000          1.055               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.213          1.296               --
                                                       2006      1.118          1.213               --
                                                       2005      1.066          1.118               --
                                                       2004      1.000          1.066               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.243          1.182           19,258
                                                       2006      1.085          1.243           19,258
                                                       2005      1.073          1.085           19,258
                                                       2004      1.000          1.073               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.182          1.286               --
                                                       2006      1.112          1.182               --
                                                       2005      1.086          1.112               --
                                                       2004      1.000          1.086               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.480          1.670               --
                                                       2006      1.246          1.480               --
                                                       2005      1.157          1.246               --
                                                       2004      1.000          1.157               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.251          1.200               --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.190          1.189               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.290          1.230               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (11/05).......  2007      1.188          1.242               --
                                                       2006      1.030          1.188               --
                                                       2005      1.013          1.030               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.165          1.195               --
                                                       2006      1.061          1.165               --
                                                       2005      1.054          1.061               --
                                                       2004      1.000          1.054               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (7/03).............................................  2007      1.223          1.263               --
                                                       2006      1.129          1.223               --
                                                       2005      1.053          1.129               --
                                                       2004      1.000          1.053               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.220          1.268               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.003          1.121               --
                                                       2006      1.000          1.003               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.026          1.053               --
                                                       2006      1.000          1.026               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.975               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.047          1.088               --
                                                       2006      1.000          1.047               --

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      1.001          1.007               --
                                                       2005      0.995          1.001               --
                                                       2004      1.000          0.995               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.074          1.120               --
                                                       2005      1.047          1.074               --
                                                       2004      1.000          1.047               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.305          1.417               --
                                                       2005      1.170          1.305               --
                                                       2004      1.000          1.170               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.037          1.070               --
                                                       2006      1.028          1.037               --
                                                       2005      1.033          1.028               --
                                                       2004      1.000          1.033               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.982          1.098               --
                                                       2005      0.993          0.982               --
                                                       2004      1.000          0.993               --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.041          1.101               --
                                                       2005      1.026          1.041               --
                                                       2004      1.000          1.026               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.237          1.287               --
                                                       2006      1.080          1.237               --
                                                       2005      1.004          1.080               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      2.311          3.218               --
                                                       2006      1.744          2.311               --
                                                       2005      1.296          1.744               --
                                                       2004      1.000          1.296               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.387          1.363           17,679
                                                       2006      1.161          1.387           17,679
                                                       2005      1.126          1.161           17,679
                                                       2004      1.000          1.126               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.235          1.352               --
                                                       2006      1.059          1.235               --
                                                       2005      1.000          1.059               --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.242          1.568               --
                                                       2005      1.178          1.242               --
                                                       2004      1.000          1.178               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.286          1.317            8,850
                                                       2006      1.130          1.286               --
                                                       2005      1.091          1.130               --
                                                       2004      1.000          1.091               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (9/05).............................................  2007      1.134          1.132               --
                                                       2006      1.035          1.134               --
                                                       2005      1.031          1.035               --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.142          1.179               --
                                                       2006      1.079          1.142               --
                                                       2005      1.086          1.079               --
                                                       2004      1.000          1.086               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (3/05).......................  2007      1.207          1.242               --
                                                       2006      1.079          1.207               --
                                                       2005      0.987          1.079               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (7/05)..................................  2007      1.167          1.206           38,663
                                                       2006      1.059          1.167               --
                                                       2005      1.017          1.059               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.130          1.167               --
                                                       2006      1.045          1.130               --
                                                       2005      0.999          1.045               --

  Pioneer Independence VCT Subaccount (Class II)
  (7/03).............................................  2007      1.164          1.222               --
                                                       2006      1.092          1.164               --
                                                       2005      1.082          1.092               --
                                                       2004      1.000          1.082               --

  Pioneer International Value VCT Subaccount (Class
  II) (7/03).........................................  2007      1.581          1.750               --
                                                       2006      1.319          1.581               --
                                                       2005      1.171          1.319               --
                                                       2004      1.000          1.171               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.322          1.362           16,972
                                                       2006      1.204          1.322           16,972
                                                       2005      1.144          1.204           16,972
                                                       2004      1.000          1.144               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.138          1.203               --
                                                       2006      1.133          1.138               --
                                                       2005      1.071          1.133               --
                                                       2004      1.000          1.071               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      1.962          1.552           14,319
                                                       2006      1.470          1.962           14,319
                                                       2005      1.309          1.470           14,319
                                                       2004      1.000          1.309               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.090          1.282               --
                                                       2006      1.034          1.090               --
                                                       2005      1.011          1.034               --
                                                       2004      1.000          1.011               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (8/03).............................................  2007      1.400          1.270               --
                                                       2006      1.254          1.400               --
                                                       2005      1.155          1.254               --
                                                       2004      1.000          1.155               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.102          1.167               --
                                                       2005      1.109          1.102               --
                                                       2004      1.000          1.109               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Strategic Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.144          1.187            9,272
                                                       2006      1.101          1.144            9,272
                                                       2005      1.099          1.101            9,272
                                                       2004      1.000          1.099               --

  Pioneer Value VCT Subaccount (Class II) (7/03).....  2007      1.251          1.245               --
                                                       2006      1.112          1.251            9,352
                                                       2005      1.087          1.112            9,352
                                                       2004      1.000          1.087               --






               PIONEER ANNUISTAR -- SEPARATE ACCOUNT CHARGES 2.35%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.391          1.479               --
                                                       2006      1.342          1.391            3,407
                                                       2005      1.266          1.342            3,218
                                                       2004      1.219          1.266            3,311
                                                       2003      1.000          1.219            3,122

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.560          1.665            1,871
                                                       2006      1.439          1.560            8,463
                                                       2005      1.373          1.439            8,467
                                                       2004      1.238          1.373            8,471
                                                       2003      1.000          1.238            4,414

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.516          1.440           42,446
                                                       2006      1.325          1.516           50,882
                                                       2005      1.311          1.325           54,176
                                                       2004      1.209          1.311           54,554
                                                       2003      1.000          1.209           48,738

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.571          1.707           40,927
                                                       2006      1.480          1.571           35,426
                                                       2005      1.446          1.480           35,358
                                                       2004      1.328          1.446           54,640
                                                       2003      1.000          1.328            5,626

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.967          2.218           56,621
                                                       2006      1.658          1.967           64,829
                                                       2005      1.541          1.658           66,591
                                                       2004      1.331          1.541           81,763
                                                       2003      1.000          1.331            7,245

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.574          1.508           46,683

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.324          1.322              410

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.678          1.599               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (11/05).......  2007      1.185          1.239               --
                                                       2006      1.030          1.185               --
                                                       2005      1.012          1.030               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.296          1.329               --
                                                       2006      1.182          1.296            7,812
                                                       2005      1.175          1.182            7,814
                                                       2004      1.109          1.175           25,639
                                                       2003      1.000          1.109            3,209

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (7/03).............................................  2007      1.539          1.588               --
                                                       2006      1.423          1.539           47,323
                                                       2005      1.328          1.423           47,319
                                                       2004      1.250          1.328           37,069
                                                       2003      1.000          1.250            3,120

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.460          1.517            3,334

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.003          1.119           12,629
                                                       2006      1.000          1.003           12,749

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.004          1.030           17,213
                                                       2006      1.000          1.004           18,310

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.974               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.046          1.087               --
                                                       2006      1.000          1.046               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      0.981          0.987               --
                                                       2005      0.976          0.981           36,499
                                                       2004      0.989          0.976           36,495
                                                       2003      1.000          0.989               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.308          1.364               --
                                                       2005      1.277          1.308            9,385
                                                       2004      1.227          1.277            9,484
                                                       2003      1.000          1.227            9,100

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.819          1.975               --
                                                       2005      1.632          1.819            1,424
                                                       2004      1.406          1.632            1,425
                                                       2003      1.000          1.406               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (7/03).............................................  2007      0.998          1.029               --
                                                       2006      0.991          0.998            8,240
                                                       2005      0.997          0.991           10,238
                                                       2004      0.990          0.997           10,240
                                                       2003      1.000          0.990            3,447

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.984          1.099               --
                                                       2005      0.995          0.984           20,166
                                                       2004      1.026          0.995           20,169

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.143          1.207               --
                                                       2005      1.128          1.143           75,184
                                                       2004      1.104          1.128           75,184
                                                       2003      1.000          1.104           53,901

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.235          1.283           52,187
                                                       2006      1.079          1.235           36,857
                                                       2005      1.003          1.079           38,398

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      3.098          4.310            1,565
                                                       2006      2.340          3.098              293
                                                       2005      1.741          2.340              294
                                                       2004      1.502          1.741              296
                                                       2003      1.000          1.502               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.670          1.640           28,581
                                                       2006      1.400          1.670           29,373
                                                       2005      1.358          1.400           29,727
                                                       2004      1.199          1.358           33,086
                                                       2003      1.000          1.199            6,790

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.233          1.348               --
                                                       2006      1.058          1.233               --
                                                       2005      1.000          1.058               --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.552          1.957               --
                                                       2005      1.473          1.552            3,796
                                                       2004      1.276          1.473            3,796
                                                       2003      1.000          1.276            3,796

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.537          1.573          207,081
                                                       2006      1.352          1.537          113,801
                                                       2005      1.307          1.352          122,988
                                                       2004      1.206          1.307          123,551
                                                       2003      1.000          1.206           37,333

  Pioneer Global High Yield VCT Subaccount (Class II)
  (9/05).............................................  2007      1.132          1.129               --
                                                       2006      1.034          1.132               --
                                                       2005      1.030          1.034               --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.267          1.307          184,102
                                                       2006      1.199          1.267          197,472
                                                       2005      1.207          1.199          243,660
                                                       2004      1.146          1.207          383,946
                                                       2003      1.000          1.146          237,615

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (3/05).......................  2007      1.205          1.238               --
                                                       2006      1.078          1.205               --
                                                       2005      0.987          1.078               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (7/05)..................................  2007      1.165          1.203          196,355
                                                       2006      1.058          1.165          189,170
                                                       2005      1.016          1.058          113,888

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.128          1.164           91,202
                                                       2006      1.044          1.128           86,923
                                                       2005      0.999          1.044           67,332

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Independence VCT Subaccount (Class II)
  (7/03).............................................  2007      1.280          1.343           16,012
                                                       2006      1.202          1.280           16,521
                                                       2005      1.192          1.202           19,122
                                                       2004      1.148          1.192           30,853
                                                       2003      1.000          1.148            2,590

  Pioneer International Value VCT Subaccount (Class
  II) (7/03).........................................  2007      2.000          2.212            6,872
                                                       2006      1.670          2.000            6,872
                                                       2005      1.484          1.670            6,872
                                                       2004      1.283          1.484               --
                                                       2003      1.000          1.283               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.806          1.858           96,023
                                                       2006      1.647          1.806           91,079
                                                       2005      1.566          1.647           91,344
                                                       2004      1.317          1.566           92,690
                                                       2003      1.000          1.317           15,467

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.155          1.220           71,639
                                                       2006      1.150          1.155           59,574
                                                       2005      1.088          1.150           46,049
                                                       2004      1.038          1.088           11,688

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      2.481          1.961           12,229
                                                       2006      1.861          2.481           15,587
                                                       2005      1.659          1.861           24,612
                                                       2004      1.254          1.659           24,706
                                                       2003      1.000          1.254           17,586

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.148          1.348               --
                                                       2006      1.090          1.148               --
                                                       2005      1.067          1.090            1,968
                                                       2004      0.989          1.067            1,971

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (8/03).............................................  2007      1.910          1.731           45,032
                                                       2006      1.713          1.910           44,191
                                                       2005      1.578          1.713           45,638
                                                       2004      1.348          1.578           46,571
                                                       2003      1.000          1.348           12,994

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.404          1.486               --
                                                       2005      1.414          1.404               --
                                                       2004      1.278          1.414               --
                                                       2003      1.000          1.278               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Strategic Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.209          1.253           26,417
                                                       2006      1.165          1.209           28,801
                                                       2005      1.164          1.165           29,973
                                                       2004      1.084          1.164           29,900
                                                       2003      1.000          1.084           25,087

  Pioneer Value VCT Subaccount (Class II) (7/03).....  2007      1.482          1.474               --
                                                       2006      1.319          1.482          108,649
                                                       2005      1.290          1.319          111,262
                                                       2004      1.185          1.290          111,523
                                                       2003      1.000          1.185           11,820






* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.



Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.





Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust -- Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust -- Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

            CONDENSED FINANCIAL INFORMATION -- PORTFOLIO ARCHITECT II

--------------------------------------------------------------------------------





The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



            PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT CHARGES 1.55%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.383          1.353                --
                                                       2005      1.223          1.383             5,549
                                                       2004      1.147          1.223             5,696
                                                       2003      1.000          1.147             3,163

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.965          2.221           119,266
                                                       2006      1.657          1.965           114,751
                                                       2005      1.475          1.657           116,947
                                                       2004      1.320          1.475           114,465
                                                       2003      1.000          1.320            76,431

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.732          1.916           314,467
                                                       2006      1.596          1.732           294,009
                                                       2005      1.395          1.596           319,245
                                                       2004      1.259          1.395           355,295
                                                       2003      1.000          1.259           117,840

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.615          1.670           910,327
                                                       2006      1.423          1.615           947,908
                                                       2005      1.366          1.423           929,570
                                                       2004      1.257          1.366         1,304,416
                                                       2003      1.000          1.257           169,867

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.666          1.649                --
                                                       2005      1.432          1.666            19,078
                                                       2004      1.217          1.432            18,381
                                                       2003      1.000          1.217             3,574

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.726          2.254                --
                                                       2005      1.636          1.726            86,264
                                                       2004      1.264          1.636            84,409
                                                       2003      1.000          1.264            25,593

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/03).....................................  2007      1.428          1.507           142,108
                                                       2006      1.245          1.428           143,600
                                                       2005      1.212          1.245           143,645
                                                       2004      1.172          1.212           144,256
                                                       2003      1.000          1.172               735

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/03).....................................  2007      1.499          1.313            18,095
                                                       2006      1.467          1.499            17,819
                                                       2005      1.408          1.467            16,663
                                                       2004      1.285          1.408            34,661
                                                       2003      1.000          1.285               669

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (12/03)................................  2006      1.316          1.431                --
                                                       2005      1.213          1.316            52,970
                                                       2004      1.079          1.213           119,513
                                                       2003      1.000          1.079                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.313          1.464                --
                                                       2005      1.211          1.313            33,252
                                                       2004      1.072          1.211            33,250
                                                       2003      1.000          1.072                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.772          2.046            58,765
                                                       2006      1.615          1.772            73,333
                                                       2005      1.406          1.615            76,324
                                                       2004      1.240          1.406            49,956
                                                       2003      1.000          1.240             8,583

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/03)...........................  2007      1.574          1.654                --
                                                       2006      1.405          1.574                --
                                                       2005      1.182          1.405                --
                                                       2004      1.185          1.182                --
                                                       2003      1.000          1.185                --

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      2.228          2.530            65,755
                                                       2006      2.013          2.228            81,285
                                                       2005      1.732          2.013            82,168
                                                       2004      1.411          1.732            63,607
                                                       2003      1.000          1.411             4,530

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.457          1.699                --
                                                       2005      1.339          1.457           155,397
                                                       2004      1.207          1.339           112,508
                                                       2003      1.000          1.207            88,280

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/03)........................  2007      2.875          3.645            63,025
                                                       2006      2.279          2.875            82,092
                                                       2005      1.816          2.279            86,289
                                                       2004      1.479          1.816            21,015
                                                       2003      1.000          1.479            11,224

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      2.026          2.303           125,831
                                                       2006      1.694          2.026           185,473
                                                       2005      1.562          1.694           181,047
                                                       2004      1.338          1.562            97,374
                                                       2003      1.127          1.338            46,950

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.626          1.950                --
                                                       2005      1.517          1.626            36,409
                                                       2004      1.328          1.517            55,117
                                                       2003      1.000          1.328            14,257

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.060          1.084                --
                                                       2005      1.063          1.060            11,103
                                                       2004      0.985          1.063                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/03).............................................  2006      1.237          1.278                --
                                                       2005      1.167          1.237            42,557
                                                       2004      1.095          1.167            42,678
                                                       2003      1.000          1.095            15,172

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (6/03)............................  2007      1.552          1.860               322
                                                       2006      1.483          1.552             1,098
                                                       2005      1.341          1.483             1,101
                                                       2004      1.192          1.341             1,103
                                                       2003      1.000          1.192             1,105

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/03).....................................  2007      1.601          1.918             1,426
                                                       2006      1.508          1.601             1,428
                                                       2005      1.373          1.508             2,182
                                                       2004      1.386          1.373             2,186
                                                       2003      1.000          1.386               755

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.558          1.677             1,882
                                                       2006      1.341          1.558             3,606
                                                       2005      1.290          1.341             3,243
                                                       2004      1.254          1.290             2,774
                                                       2003      1.000          1.254                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.546          1.736                --
                                                       2005      1.510          1.546            61,518
                                                       2004      1.334          1.510            11,887
                                                       2003      1.000          1.334             6,236

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.661          1.602            64,620

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.537          1.591            23,539

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.531          1.581            38,148
                                                       2006      1.350          1.531            40,507
                                                       2005      1.316          1.350            42,325
                                                       2004      1.212          1.316            42,098
                                                       2003      1.000          1.212            23,551

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.732          1.660            26,154

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.691          1.730            42,168
                                                       2006      1.452          1.691            41,080
                                                       2005      1.385          1.452            61,479
                                                       2004      1.274          1.385           100,279
                                                       2003      1.000          1.274            53,445

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.424          1.427           212,114

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/03).............................................  2007      1.859          2.013            91,544
                                                       2006      1.674          1.859            91,301
                                                       2005      1.621          1.674            97,444
                                                       2004      1.430          1.621            91,684
                                                       2003      1.000          1.430            58,668

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Social Awareness Subaccount (8/04)..........  2007      1.140          1.245                --
                                                       2006      1.075          1.140                --
                                                       2005      1.046          1.075                --
                                                       2004      0.920          1.046                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (1/04)....  2007      1.028          1.026             6,129
                                                       2006      1.003          1.028             5,555
                                                       2005      0.995          1.003             5,486
                                                       2004      0.999          0.995             5,071
                                                       2003      1.000          0.999                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.665          1.748                --
                                                       2006      1.432          1.665            27,782
                                                       2005      1.398          1.432            52,957
                                                       2004      1.311          1.398            53,855
                                                       2003      1.000          1.311            45,409

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.377          1.434                --
                                                       2006      1.342          1.377           216,029
                                                       2005      1.295          1.342           233,688
                                                       2004      1.308          1.295           230,719
                                                       2003      1.000          1.308           173,955

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/03).............................................  2007      1.619          1.676                --
                                                       2006      1.480          1.619            75,373
                                                       2005      1.368          1.480            87,292
                                                       2004      1.274          1.368            24,135
                                                       2003      1.000          1.274            18,457

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.481          1.547                --
                                                       2006      1.338          1.481            24,377
                                                       2005      1.311          1.338            24,826
                                                       2004      1.229          1.311            24,498
                                                       2003      1.000          1.229             3,975

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.619          1.683                --
                                                       2006      1.402          1.619            28,646
                                                       2005      1.379          1.402            49,881
                                                       2004      1.243          1.379            28,467
                                                       2003      1.000          1.243                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.810          1.995                --
                                                       2006      1.638          1.810            69,748
                                                       2005      1.537          1.638            68,628
                                                       2004      1.258          1.537            64,400
                                                       2003      1.000          1.258                --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.085          1.120                --
                                                       2005      1.061          1.085                --
                                                       2004      0.983          1.061                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.717          1.793            28,450
                                                       2006      1.000          1.717            29,016

  MIST BlackRock High Yield Subaccount (Class A)
  (1/70) *...........................................  2007      1.316          1.332            70,996
                                                       2006      1.000          1.316            71,507

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.645          1.725                --
                                                       2006      1.000          1.645                --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.711          1.724                --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.197          1.167                --
                                                       2006      1.000          1.197                --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.971          1.924            32,895
                                                       2006      1.000          1.971            42,920

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.691          2.172             4,178
                                                       2006      1.000          1.691            17,720

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.221          1.082                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2007      1.184          1.240                --
                                                       2006      1.000          1.184                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2007      1.319          1.387            94,558
                                                       2006      1.000          1.319           108,635

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2007      1.078          1.104           269,050
                                                       2006      1.000          1.078           234,475

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70) *...........................................  2007      1.072          1.062           112,986
                                                       2006      1.000          1.072                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.449          1.596             3,854
                                                       2006      1.000          1.449             4,061

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.167          1.280                --
                                                       2006      1.000          1.167                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.215          2.327            22,238

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.392          1.475                --
                                                       2006      1.000          1.392                --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.221          1.024           132,765
                                                       2006      1.000          1.221           127,406

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.146          1.214            58,647

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.553          1.606                --
                                                       2006      1.000          1.553                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.118          1.235                --
                                                       2006      1.000          1.118                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.160          1.218            26,336
                                                       2006      1.000          1.160            39,601

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2007      1.029          0.983           160,420
                                                       2006      1.000          1.029           156,042

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.511          1.791            54,513
                                                       2006      1.000          1.511            66,482

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.078          1.114             7,045

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.034          1.070           782,740
                                                       2006      1.000          1.034           183,898

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.395          1.427             4,323
                                                       2006      1.000          1.395             4,344

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.482          1.519            63,293
                                                       2006      1.000          1.482            76,480

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.061          1.078                --
                                                       2006      1.000          1.061                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.043          1.084                --
                                                       2006      1.000          1.043                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.050          1.083            75,793
                                                       2006      1.000          1.050            81,152

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.055          1.084                --
                                                       2006      1.000          1.055                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.060          1.084                --
                                                       2006      1.000          1.060                --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.383          1.419           319,808
                                                       2006      1.000          1.383           415,633

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.051          1.100           148,497
                                                       2006      0.996          1.051           150,884

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.069          1.149             7,104
                                                       2006      1.000          1.069             7,461

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.153          1.197                --
                                                       2006      1.000          1.153            11,092

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      1.073          1.104            17,169
                                                       2006      1.000          1.073                --

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      1.002          1.011                --
                                                       2005      0.989          1.002            17,323
                                                       2004      0.994          0.989            60,459
                                                       2003      1.000          0.994            59,552

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.096          1.159                --
                                                       2005      1.053          1.096                --
                                                       2004      0.993          1.053                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.119          1.141                --
                                                       2006      1.128          1.119            59,342
                                                       2005      1.122          1.128            84,220
                                                       2004      1.047          1.122            69,573
                                                       2003      1.000          1.047            33,227

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.079          1.155           281,095
                                                       2006      1.055          1.079           268,006
                                                       2005      1.046          1.055           278,584
                                                       2004      1.013          1.046           248,742
                                                       2003      1.000          1.013           129,689

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.056          2.226                --
                                                       2006      1.635          2.056             3,236
                                                       2005      1.480          1.635             3,631
                                                       2004      1.294          1.480             3,904
                                                       2003      1.000          1.294               672

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      2.163          2.310                --
                                                       2006      1.873          2.163            28,754
                                                       2005      1.777          1.873            42,899
                                                       2004      1.430          1.777            57,146
                                                       2003      1.000          1.430            24,707

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/03).............................................  2006      1.376          1.466                --
                                                       2005      1.286          1.376             3,994
                                                       2004      1.226          1.286             4,277
                                                       2003      1.000          1.226             2,137

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.180          1.258                --
                                                       2005      1.194          1.180           115,232
                                                       2004      1.141          1.194           116,321
                                                       2003      1.000          1.141            16,274

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.650          1.802                --
                                                       2005      1.490          1.650            28,280
                                                       2004      1.300          1.490            30,068
                                                       2003      1.000          1.300            12,220

  Travelers Equity Income Subaccount (6/03)..........  2006      1.375          1.445                --
                                                       2005      1.336          1.375            79,281
                                                       2004      1.235          1.336            52,629
                                                       2003      1.000          1.235            25,757

  Travelers Federated High Yield Subaccount (6/03)...  2006      1.217          1.248                --
                                                       2005      1.205          1.217            71,611
                                                       2004      1.109          1.205            68,687
                                                       2003      1.000          1.109            19,030

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated Stock Subaccount (6/03)........  2006      1.413          1.463                --
                                                       2005      1.362          1.413                --
                                                       2004      1.251          1.362                --
                                                       2003      1.000          1.251                --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.334          1.375                --
                                                       2005      1.247          1.334             4,369
                                                       2004      1.189          1.247             4,393
                                                       2003      1.000          1.189             4,397

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.142                --
                                                       2005      1.000          1.074                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (1/70)..................................  2006      1.014          1.018                --
                                                       2005      1.000          1.014                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (10/05).................................  2006      1.031          1.068                --
                                                       2005      0.989          1.031                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (8/05).......................  2006      1.033          1.077                --
                                                       2005      1.000          1.033                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.036          1.056                --
                                                       2005      1.000          1.036            82,393

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.462          1.553                --
                                                       2005      1.325          1.462                --
                                                       2004      1.162          1.325                --
                                                       2003      1.000          1.162                --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.462          1.547                --
                                                       2005      1.440          1.462            66,819
                                                       2004      1.282          1.440            61,809
                                                       2003      1.000          1.282            58,699

  Travelers MFS(R) Total Return Subaccount (6/03)....  2006      1.253          1.294                --
                                                       2005      1.236          1.253         1,145,609
                                                       2004      1.126          1.236         1,165,474
                                                       2003      1.000          1.126           641,818

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Value Subaccount (6/04)...........  2006      1.165          1.259                --
                                                       2005      1.112          1.165                --
                                                       2004      0.995          1.112                --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.556          1.788                --
                                                       2005      1.443          1.556            46,363
                                                       2004      1.266          1.443            24,977
                                                       2003      1.000          1.266            23,407

  Travelers Pioneer Fund Subaccount (4/03)...........  2006      1.361          1.444                --
                                                       2005      1.304          1.361                --
                                                       2004      1.192          1.304                --
                                                       2003      1.000          1.192                --

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.009          1.062                --
                                                       2005      0.980          1.009                --

  Travelers Pioneer Strategic Income Subaccount
  (7/04).............................................  2006      1.108          1.120                --
                                                       2005      1.086          1.108            42,904
                                                       2004      1.004          1.086                --

  Travelers Quality Bond Subaccount (6/03)...........  2006      1.033          1.024                --
                                                       2005      1.033          1.033             6,770
                                                       2004      1.015          1.033             7,576
                                                       2003      1.000          1.015             3,690

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.340          1.398                --
                                                       2005      1.334          1.340                --
                                                       2004      1.229          1.334                --
                                                       2003      1.000          1.229             3,294

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (1/70)..................................  2006      1.021          1.175                --
                                                       2005      1.000          1.021                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (1/70)..................................  2006      0.978          1.122                --
                                                       2005      1.000          0.978                --

  Travelers U.S. Government Securities Subaccount
  (7/04).............................................  2006      1.075          1.037                --
                                                       2005      1.047          1.075                --
                                                       2004      1.006          1.047                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.708          1.642           177,768
                                                       2006      1.495          1.708           179,484
                                                       2005      1.458          1.495           160,315
                                                       2004      1.261          1.458           191,781
                                                       2003      1.000          1.261            20,353

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.356          1.501                --
                                                       2006      1.290          1.356                --
                                                       2005      1.214          1.290                --
                                                       2004      1.188          1.214                --
                                                       2003      1.000          1.188                --






            PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT CHARGES 1.65%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.379          1.348               --
                                                       2005      1.221          1.379               --
                                                       2004      1.146          1.221               --
                                                       2003      1.000          1.146               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.957          2.211            1,990
                                                       2006      1.652          1.957            1,990
                                                       2005      1.473          1.652            1,990
                                                       2004      1.319          1.473            1,990
                                                       2003      1.000          1.319               --

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.726          1.907               --
                                                       2006      1.592          1.726               --
                                                       2005      1.392          1.592               --
                                                       2004      1.258          1.392               --
                                                       2003      1.000          1.258               --

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.609          1.662               --
                                                       2006      1.420          1.609               --
                                                       2005      1.364          1.420               --
                                                       2004      1.256          1.364               --
                                                       2003      1.000          1.256               --

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.662          1.644               --
                                                       2005      1.429          1.662               --
                                                       2004      1.216          1.429               --
                                                       2003      1.000          1.216               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.721          2.246               --
                                                       2005      1.633          1.721               --
                                                       2004      1.263          1.633               --
                                                       2003      1.000          1.263               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/03).....................................  2007      1.423          1.500               --
                                                       2006      1.242          1.423               --
                                                       2005      1.210          1.242               --
                                                       2004      1.171          1.210               --
                                                       2003      1.000          1.171               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/03).....................................  2007      1.494          1.307               --
                                                       2006      1.463          1.494               --
                                                       2005      1.406          1.463               --
                                                       2004      1.284          1.406               --
                                                       2003      1.000          1.284               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (12/03)................................  2006      1.313          1.428               --
                                                       2005      1.212          1.313               --
                                                       2004      1.079          1.212               --
                                                       2003      1.000          1.079               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.310          1.460               --
                                                       2005      1.210          1.310               --
                                                       2004      1.072          1.210               --
                                                       2003      1.000          1.072               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.765          2.037               --
                                                       2006      1.611          1.765               --
                                                       2005      1.404          1.611               --
                                                       2004      1.239          1.404               --
                                                       2003      1.000          1.239               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/03)...........................  2007      1.569          1.647               --
                                                       2006      1.401          1.569               --
                                                       2005      1.180          1.401               --
                                                       2004      1.185          1.180               --
                                                       2003      1.000          1.185               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      2.219          2.518            1,037
                                                       2006      2.007          2.219            1,040
                                                       2005      1.729          2.007            1,043
                                                       2004      1.410          1.729            1,047
                                                       2003      1.000          1.410            1,048

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.454          1.693               --
                                                       2005      1.337          1.454               --
                                                       2004      1.206          1.337               --
                                                       2003      1.000          1.206               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/03)........................  2007      2.864          3.628               --
                                                       2006      2.273          2.864               --
                                                       2005      1.813          2.273               --
                                                       2004      1.478          1.813               --
                                                       2003      1.000          1.478               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      2.019          2.292               --
                                                       2006      1.690          2.019               --
                                                       2005      1.559          1.690               --
                                                       2004      1.337          1.559               --
                                                       2003      1.126          1.337               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.622          1.943               --
                                                       2005      1.514          1.622               --
                                                       2004      1.327          1.514               --
                                                       2003      1.000          1.327               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.059          1.082               --
                                                       2005      1.062          1.059               --
                                                       2004      0.985          1.062               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/03).............................................  2006      1.234          1.274               --
                                                       2005      1.165          1.234               --
                                                       2004      1.094          1.165               --
                                                       2003      1.000          1.094               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (6/03)............................  2007      1.547          1.852            2,176
                                                       2006      1.479          1.547            2,176
                                                       2005      1.338          1.479            2,176
                                                       2004      1.191          1.338            2,176
                                                       2003      1.000          1.191               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/03).....................................  2007      1.595          1.909               --
                                                       2006      1.504          1.595               --
                                                       2005      1.370          1.504               --
                                                       2004      1.385          1.370               --
                                                       2003      1.000          1.385               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.552          1.669               --
                                                       2006      1.338          1.552               --
                                                       2005      1.288          1.338               --
                                                       2004      1.253          1.288               --
                                                       2003      1.000          1.253               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.542          1.729               --
                                                       2005      1.507          1.542               --
                                                       2004      1.334          1.507               --
                                                       2003      1.000          1.334               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.655          1.595               --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.531          1.584               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.525          1.574               --
                                                       2006      1.347          1.525               --
                                                       2005      1.313          1.347               --
                                                       2004      1.211          1.313               --
                                                       2003      1.000          1.211            3,784

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.725          1.652               --

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.685          1.722           10,117
                                                       2006      1.449          1.685           10,122
                                                       2005      1.382          1.449           10,127
                                                       2004      1.273          1.382           10,133
                                                       2003      1.000          1.273            3,993

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.419          1.420               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/03).............................................  2007      1.852          2.004               --
                                                       2006      1.670          1.852               --
                                                       2005      1.618          1.670               --
                                                       2004      1.429          1.618               --
                                                       2003      1.000          1.429               --

  LMPVET Social Awareness Subaccount (8/04)..........  2007      1.137          1.240               --
                                                       2006      1.074          1.137               --
                                                       2005      1.045          1.074               --
                                                       2004      0.920          1.045               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (1/04)....  2007      1.025          1.021               --
                                                       2006      1.001          1.025               --
                                                       2005      0.994          1.001               --
                                                       2004      0.999          0.994               --
                                                       2003      1.000          0.999               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.659          1.741               --
                                                       2006      1.428          1.659               --
                                                       2005      1.395          1.428               --
                                                       2004      1.310          1.395               --
                                                       2003      1.000          1.310               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.372          1.429               --
                                                       2006      1.338          1.372               --
                                                       2005      1.293          1.338               --
                                                       2004      1.307          1.293               --
                                                       2003      1.000          1.307               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/03).............................................  2007      1.613          1.670               --
                                                       2006      1.476          1.613               --
                                                       2005      1.366          1.476               --
                                                       2004      1.273          1.366               --
                                                       2003      1.000          1.273               --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.475          1.541               --
                                                       2006      1.334          1.475               --
                                                       2005      1.309          1.334               --
                                                       2004      1.228          1.309               --
                                                       2003      1.000          1.228               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.613          1.676               --
                                                       2006      1.398          1.613            6,438
                                                       2005      1.377          1.398            6,438
                                                       2004      1.242          1.377            6,438
                                                       2003      1.000          1.242               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.803          1.987               --
                                                       2006      1.633          1.803               --
                                                       2005      1.534          1.633               --
                                                       2004      1.257          1.534               --
                                                       2003      1.000          1.257               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.083          1.118               --
                                                       2005      1.061          1.083               --
                                                       2004      0.982          1.061               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.710          1.784            4,013
                                                       2006      1.000          1.710            4,013

  MIST BlackRock High Yield Subaccount (Class A)
  (1/70) *...........................................  2007      1.311          1.325               --
                                                       2006      1.000          1.311               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.639          1.718               --
                                                       2006      1.000          1.639               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.704          1.716               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.195          1.164               --
                                                       2006      1.000          1.195               --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.963          1.915            3,241
                                                       2006      1.000          1.963            3,245

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.685          2.162               --
                                                       2006      1.000          1.685               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.219          1.080               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2007      1.181          1.235               --
                                                       2006      1.000          1.181               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2007      1.314          1.381            6,987
                                                       2006      1.000          1.314            6,987

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2007      1.077          1.102            9,622
                                                       2006      1.000          1.077               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70) *...........................................  2007      1.072          1.060               --
                                                       2006      1.000          1.072               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.443          1.589               --
                                                       2006      1.000          1.443               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.165          1.277               --
                                                       2006      1.000          1.165               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.206          2.316               --

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.388          1.470               --
                                                       2006      1.000          1.388               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.220          1.022               --
                                                       2006      1.000          1.220               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.142          1.208            7,724

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.548          1.598               --
                                                       2006      1.000          1.548               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.117          1.233               --
                                                       2006      1.000          1.117               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.157          1.214               --
                                                       2006      1.000          1.157               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2007      1.028          0.981               --
                                                       2006      1.000          1.028               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.505          1.783               --
                                                       2006      1.000          1.505               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.074          1.109           15,030

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.030          1.065           16,385
                                                       2006      1.000          1.030           16,401

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.390          1.421            1,838
                                                       2006      1.000          1.390            1,844

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.477          1.512               --
                                                       2006      1.000          1.477               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.060          1.077               --
                                                       2006      1.000          1.060               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.042          1.082               --
                                                       2006      1.000          1.042               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.049          1.081               --
                                                       2006      1.000          1.049               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.054          1.082               --
                                                       2006      1.000          1.054               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.059          1.082               --
                                                       2006      1.000          1.059               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.378          1.412           19,562
                                                       2006      1.000          1.378           19,575

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.051          1.098               --
                                                       2006      0.996          1.051               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.068          1.147               --
                                                       2006      1.000          1.068               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.149          1.193               --
                                                       2006      1.000          1.149               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      1.071          1.100               --
                                                       2006      1.000          1.071               --

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      0.999          1.008               --
                                                       2005      0.987          0.999           16,419
                                                       2004      0.994          0.987           16,436
                                                       2003      1.000          0.994           16,450

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.095          1.156               --
                                                       2005      1.052          1.095               --
                                                       2004      0.993          1.052               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.115          1.137               --
                                                       2006      1.125          1.115            7,724
                                                       2005      1.121          1.125            7,724
                                                       2004      1.046          1.121            7,724
                                                       2003      1.000          1.046               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.075          1.150            2,023
                                                       2006      1.053          1.075            2,029
                                                       2005      1.045          1.053            2,036
                                                       2004      1.013          1.045            2,043
                                                       2003      1.000          1.013            2,045

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.049          2.218               --
                                                       2006      1.631          2.049               --
                                                       2005      1.478          1.631               --
                                                       2004      1.293          1.478               --
                                                       2003      1.000          1.293               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      2.155          2.301               --
                                                       2006      1.868          2.155               --
                                                       2005      1.774          1.868               --
                                                       2004      1.429          1.774               --
                                                       2003      1.000          1.429               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/03).............................................  2006      1.373          1.462               --
                                                       2005      1.283          1.373               --
                                                       2004      1.225          1.283               --
                                                       2003      1.000          1.225               --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.177          1.254               --
                                                       2005      1.192          1.177            6,987
                                                       2004      1.140          1.192            6,987
                                                       2003      1.000          1.140               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.645          1.797               --
                                                       2005      1.488          1.645            4,013
                                                       2004      1.299          1.488            4,013
                                                       2003      1.000          1.299               --

  Travelers Equity Income Subaccount (6/03)..........  2006      1.371          1.440               --
                                                       2005      1.334          1.371               --
                                                       2004      1.234          1.334               --
                                                       2003      1.000          1.234               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (6/03)...  2006      1.214          1.244               --
                                                       2005      1.203          1.214               --
                                                       2004      1.108          1.203               --
                                                       2003      1.000          1.108               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.409          1.459               --
                                                       2005      1.360          1.409               --
                                                       2004      1.251          1.360               --
                                                       2003      1.000          1.251               --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.331          1.371               --
                                                       2005      1.245          1.331            1,850
                                                       2004      1.188          1.245           11,425
                                                       2003      1.000          1.188           11,427

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.073          1.141               --
                                                       2005      1.000          1.073               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (1/70)..................................  2006      1.013          1.017               --
                                                       2005      1.000          1.013               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (10/05).................................  2006      1.030          1.067               --
                                                       2005      0.989          1.030               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (8/05).......................  2006      1.032          1.076               --
                                                       2005      1.000          1.032               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.035          1.055               --
                                                       2005      1.000          1.035               --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.458          1.548               --
                                                       2005      1.323          1.458               --
                                                       2004      1.161          1.323               --
                                                       2003      1.000          1.161               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.458          1.542               --
                                                       2005      1.438          1.458               --
                                                       2004      1.281          1.438               --
                                                       2003      1.000          1.281               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (6/03)....  2006      1.250          1.290               --
                                                       2005      1.234          1.250           19,588
                                                       2004      1.125          1.234           19,602
                                                       2003      1.000          1.125           12,522

  Travelers MFS(R) Value Subaccount (6/04)...........  2006      1.163          1.257               --
                                                       2005      1.111          1.163               --
                                                       2004      0.995          1.111               --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.552          1.782               --
                                                       2005      1.441          1.552            3,249
                                                       2004      1.265          1.441            3,253
                                                       2003      1.000          1.265            1,176

  Travelers Pioneer Fund Subaccount (4/03)...........  2006      1.357          1.440               --
                                                       2005      1.302          1.357               --
                                                       2004      1.191          1.302               --
                                                       2003      1.000          1.191               --

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.009          1.061               --
                                                       2005      0.980          1.009               --

  Travelers Pioneer Strategic Income Subaccount
  (7/04).............................................  2006      1.106          1.117               --
                                                       2005      1.085          1.106               --
                                                       2004      1.004          1.085               --

  Travelers Quality Bond Subaccount (6/03)...........  2006      1.031          1.021               --
                                                       2005      1.031          1.031           15,061
                                                       2004      1.015          1.031           15,077
                                                       2003      1.000          1.015           15,089

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.336          1.394               --
                                                       2005      1.331          1.336               --
                                                       2004      1.228          1.331               --
                                                       2003      1.000          1.228               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (1/70)..................................  2006      1.020          1.174               --
                                                       2005      1.000          1.020               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (1/70)..................................  2006      0.978          1.121               --
                                                       2005      1.000          0.978               --

  Travelers U.S. Government Securities Subaccount
  (7/04).............................................  2006      1.074          1.035               --
                                                       2005      1.046          1.074               --
                                                       2004      1.006          1.046               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.702          1.635               --
                                                       2006      1.491          1.702               --
                                                       2005      1.456          1.491               --
                                                       2004      1.260          1.456               --
                                                       2003      1.000          1.260               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.351          1.494               --
                                                       2006      1.286          1.351               --
                                                       2005      1.212          1.286               --
                                                       2004      1.187          1.212               --
                                                       2003      1.000          1.187               --






            PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT CHARGES 1.70%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.266          1.237               --
                                                       2005      1.121          1.266               --
                                                       2004      1.053          1.121               --
                                                       2003      1.000          1.053               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.652          1.865               --
                                                       2006      1.395          1.652               --
                                                       2005      1.244          1.395               --
                                                       2004      1.115          1.244               --
                                                       2003      1.000          1.115               --

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.489          1.645               --
                                                       2006      1.374          1.489               --
                                                       2005      1.203          1.374               --
                                                       2004      1.088          1.203               --
                                                       2003      1.000          1.088               --

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.404          1.450            7,690
                                                       2006      1.240          1.404            7,691
                                                       2005      1.191          1.240            8,339
                                                       2004      1.098          1.191               --
                                                       2003      1.000          1.098               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.501          1.485               --
                                                       2005      1.292          1.501               --
                                                       2004      1.099          1.292               --
                                                       2003      1.000          1.099               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.515          1.976               --
                                                       2005      1.438          1.515               --
                                                       2004      1.113          1.438               --
                                                       2003      1.000          1.113               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/03).....................................  2007      1.320          1.390               --
                                                       2006      1.152          1.320               --
                                                       2005      1.123          1.152               --
                                                       2004      1.087          1.123               --
                                                       2003      1.000          1.087               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/03).....................................  2007      1.246          1.089               --
                                                       2006      1.221          1.246               --
                                                       2005      1.174          1.221               --
                                                       2004      1.072          1.174               --
                                                       2003      1.000          1.072               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (12/03)................................  2006      1.312          1.426               --
                                                       2005      1.211          1.312               --
                                                       2004      1.079          1.211               --
                                                       2003      1.034          1.079               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.309          1.459               --
                                                       2005      1.209          1.309               --
                                                       2004      1.072          1.209               --
                                                       2003      1.035          1.072               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.560          1.799               --
                                                       2006      1.424          1.560               --
                                                       2005      1.242          1.424               --
                                                       2004      1.097          1.242               --
                                                       2003      1.000          1.097               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/03)...........................  2007      1.430          1.500               --
                                                       2006      1.277          1.430               --
                                                       2005      1.077          1.277               --
                                                       2004      1.081          1.077               --
                                                       2003      1.000          1.081               --

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      1.794          2.034               --
                                                       2006      1.624          1.794               --
                                                       2005      1.399          1.624               --
                                                       2004      1.142          1.399               --
                                                       2003      1.000          1.142               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.321          1.538               --
                                                       2005      1.215          1.321               --
                                                       2004      1.097          1.215               --
                                                       2003      1.000          1.097               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/03)........................  2007      2.309          2.924               --
                                                       2006      1.834          2.309               --
                                                       2005      1.464          1.834               --
                                                       2004      1.194          1.464               --
                                                       2003      1.000          1.194               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.678          1.904            3,969
                                                       2006      1.405          1.678            5,185
                                                       2005      1.297          1.405            5,631
                                                       2004      1.113          1.297            1,661
                                                       2003      1.000          1.113               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.357          1.625               --
                                                       2005      1.268          1.357               --
                                                       2004      1.111          1.268               --
                                                       2003      1.000          1.111               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.058          1.081               --
                                                       2005      1.062          1.058               --
                                                       2004      0.985          1.062               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/03).............................................  2006      1.194          1.233               --
                                                       2005      1.128          1.194               --
                                                       2004      1.059          1.128               --
                                                       2003      1.000          1.059               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (6/03)............................  2007      1.368          1.636               --
                                                       2006      1.308          1.368               --
                                                       2005      1.184          1.308               --
                                                       2004      1.055          1.184               --
                                                       2003      1.000          1.055               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/03).....................................  2007      1.246          1.491               --
                                                       2006      1.176          1.246               --
                                                       2005      1.072          1.176               --
                                                       2004      1.084          1.072               --
                                                       2003      1.000          1.084               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.368          1.471               --
                                                       2006      1.180          1.368               --
                                                       2005      1.137          1.180               --
                                                       2004      1.106          1.137               --
                                                       2003      1.000          1.106               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.273          1.427               --
                                                       2005      1.245          1.273               --
                                                       2004      1.102          1.245               --
                                                       2003      1.000          1.102               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.400          1.349               --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.354          1.401               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.376          1.419               --
                                                       2006      1.215          1.376               --
                                                       2005      1.186          1.215               --
                                                       2004      1.094          1.186               --
                                                       2003      1.000          1.094               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.460          1.397               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.477          1.508               --
                                                       2006      1.270          1.477               --
                                                       2005      1.212          1.270               --
                                                       2004      1.117          1.212               --
                                                       2003      1.000          1.117               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.191          1.192               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/03).............................................  2007      1.442          1.559               --
                                                       2006      1.301          1.442               --
                                                       2005      1.261          1.301               --
                                                       2004      1.114          1.261               --
                                                       2003      1.000          1.114               --

  LMPVET Social Awareness Subaccount (8/04)..........  2007      1.136          1.238           65,570
                                                       2006      1.073          1.136           66,680
                                                       2005      1.045          1.073           66,530
                                                       2004      0.920          1.045               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (1/04)....  2007      1.023          1.019               --
                                                       2006      0.999          1.023               --
                                                       2005      0.993          0.999               --
                                                       2004      0.999          0.993               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.404          1.473               --
                                                       2006      1.209          1.404               --
                                                       2005      1.182          1.209               --
                                                       2004      1.110          1.182               --
                                                       2003      1.000          1.110               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.152          1.200               --
                                                       2006      1.124          1.152               --
                                                       2005      1.087          1.124               --
                                                       2004      1.100          1.087               --
                                                       2003      1.000          1.100               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/03).............................................  2007      1.365          1.413               --
                                                       2006      1.250          1.365               --
                                                       2005      1.157          1.250               --
                                                       2004      1.079          1.157               --
                                                       2003      1.000          1.079               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.305          1.363               --
                                                       2006      1.181          1.305               --
                                                       2005      1.159          1.181               --
                                                       2004      1.088          1.159               --
                                                       2003      1.000          1.088               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.438          1.494               --
                                                       2006      1.247          1.438               --
                                                       2005      1.229          1.247               --
                                                       2004      1.109          1.229               --
                                                       2003      1.000          1.109               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.581          1.742               --
                                                       2006      1.433          1.581               --
                                                       2005      1.347          1.433               --
                                                       2004      1.104          1.347               --
                                                       2003      1.000          1.104               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.082          1.116               --
                                                       2005      1.060          1.082               --
                                                       2004      0.982          1.060               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.448          1.510               --
                                                       2006      1.000          1.448               --

  MIST BlackRock High Yield Subaccount (Class A)
  (1/70) *...........................................  2007      1.245          1.258               --
                                                       2006      1.000          1.245               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.493          1.565               --
                                                       2006      1.000          1.493               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.552          1.563               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.194          1.162               --
                                                       2006      1.000          1.194               --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.750          1.706               --
                                                       2006      1.000          1.750               --

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.521          1.951               --
                                                       2006      1.000          1.521               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.218          1.078               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2007      1.179          1.233               --
                                                       2006      1.000          1.179               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2007      1.237          1.300               --
                                                       2006      1.000          1.237               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2007      1.077          1.101               --
                                                       2006      1.000          1.077               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70) *...........................................  2007      1.071          1.059               --
                                                       2006      1.000          1.071               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.272          1.399               --
                                                       2006      1.000          1.272               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.164          1.275               --
                                                       2006      1.000          1.164               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.929          2.025               --

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.387          1.467               --
                                                       2006      1.000          1.387               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.219          1.021               --
                                                       2006      1.000          1.219               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.122          1.188           10,042

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.420          1.466               --
                                                       2006      1.000          1.420               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.116          1.232               --
                                                       2006      1.000          1.116               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.155          1.211               --
                                                       2006      1.000          1.155               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2007      1.028          0.980               --
                                                       2006      1.000          1.028               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.243          1.471               --
                                                       2006      1.000          1.243               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.071          1.106               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.032          1.066           14,438
                                                       2006      1.000          1.032               --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.263          1.290               --
                                                       2006      1.000          1.263               --

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.317          1.347               --
                                                       2006      1.000          1.317               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.060          1.076               --
                                                       2006      1.000          1.060               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.042          1.081               --
                                                       2006      1.000          1.042               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.049          1.080               --
                                                       2006      1.000          1.049               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.054          1.081               --
                                                       2006      1.000          1.054               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.059          1.081               --
                                                       2006      1.000          1.059               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.297          1.329               --
                                                       2006      1.000          1.297               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.050          1.097               --
                                                       2006      0.996          1.050               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.068          1.146               --
                                                       2006      1.000          1.068               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.148          1.191               --
                                                       2006      1.000          1.148               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      1.069          1.098               --
                                                       2006      1.000          1.069               --

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      1.002          1.010               --
                                                       2005      0.990          1.002               --
                                                       2004      0.997          0.990               --
                                                       2003      1.000          0.997               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.094          1.155               --
                                                       2005      1.052          1.094               --
                                                       2004      0.993          1.052               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.096          1.118               --
                                                       2006      1.107          1.096            9,429
                                                       2005      1.103          1.107            8,976
                                                       2004      1.030          1.103               --
                                                       2003      1.000          1.030               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.073          1.147           10,341
                                                       2006      1.051          1.073            9,760
                                                       2005      1.044          1.051            9,512
                                                       2004      1.012          1.044               --
                                                       2003      1.000          1.012               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.792          1.940               --
                                                       2006      1.427          1.792               --
                                                       2005      1.294          1.427               --
                                                       2004      1.133          1.294               --
                                                       2003      1.000          1.133               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      1.736          1.853               --
                                                       2006      1.505          1.736               --
                                                       2005      1.431          1.505               --
                                                       2004      1.153          1.431               --
                                                       2003      1.000          1.153               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/03).............................................  2006      1.210          1.288               --
                                                       2005      1.132          1.210               --
                                                       2004      1.081          1.132               --
                                                       2003      1.000          1.081               --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.109          1.181               --
                                                       2005      1.124          1.109               --
                                                       2004      1.075          1.124               --
                                                       2003      1.000          1.075               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.394          1.522               --
                                                       2005      1.261          1.394               --
                                                       2004      1.102          1.261               --
                                                       2003      1.000          1.102               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (6/03)..........  2006      1.223          1.284               --
                                                       2005      1.191          1.223               --
                                                       2004      1.102          1.191               --
                                                       2003      1.000          1.102               --

  Travelers Federated High Yield Subaccount (6/03)...  2006      1.154          1.182               --
                                                       2005      1.144          1.154               --
                                                       2004      1.054          1.144               --
                                                       2003      1.000          1.054               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.271          1.316               --
                                                       2005      1.227          1.271               --
                                                       2004      1.129          1.227               --
                                                       2003      1.000          1.129               --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.210          1.247               --
                                                       2005      1.133          1.210               --
                                                       2004      1.081          1.133               --
                                                       2003      1.000          1.081               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.073          1.140               --
                                                       2005      1.000          1.073               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (1/70)..................................  2006      1.013          1.017               --
                                                       2005      1.000          1.013               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (10/05).................................  2006      1.030          1.066               --
                                                       2005      0.989          1.030               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (8/05).......................  2006      1.032          1.076               --
                                                       2005      1.000          1.032               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.035          1.055               --
                                                       2005      1.000          1.035               --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.329          1.411               --
                                                       2005      1.207          1.329               --
                                                       2004      1.059          1.207               --
                                                       2003      1.000          1.059               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.205          1.274               --
                                                       2005      1.189          1.205               --
                                                       2004      1.060          1.189               --
                                                       2003      1.000          1.060               --

  Travelers MFS(R) Total Return Subaccount (6/03)....  2006      1.177          1.215               --
                                                       2005      1.163          1.177               --
                                                       2004      1.061          1.163               --
                                                       2003      1.000          1.061               --

  Travelers MFS(R) Value Subaccount (6/04)...........  2006      1.162          1.256               --
                                                       2005      1.111          1.162               --
                                                       2004      0.995          1.111               --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.384          1.589               --
                                                       2005      1.286          1.384               --
                                                       2004      1.130          1.286               --
                                                       2003      1.000          1.130               --

  Travelers Pioneer Fund Subaccount (4/03)...........  2006      1.246          1.322               --
                                                       2005      1.196          1.246               --
                                                       2004      1.094          1.196               --
                                                       2003      1.000          1.094               --

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.009          1.061               --
                                                       2005      0.980          1.009               --

  Travelers Pioneer Strategic Income Subaccount
  (7/04).............................................  2006      1.106          1.116               --
                                                       2005      1.085          1.106               --
                                                       2004      1.003          1.085               --

  Travelers Quality Bond Subaccount (6/03)...........  2006      1.029          1.019               --
                                                       2005      1.030          1.029               --
                                                       2004      1.014          1.030               --
                                                       2003      1.000          1.014               --

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.162          1.213               --
                                                       2005      1.159          1.162               --
                                                       2004      1.069          1.159               --
                                                       2003      1.000          1.069               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (1/70)..................................  2006      1.020          1.174               --
                                                       2005      1.000          1.020               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (1/70)..................................  2006      0.978          1.121               --
                                                       2005      1.000          0.978               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (7/04).............................................  2006      1.073          1.034               --
                                                       2005      1.046          1.073               --
                                                       2004      1.006          1.046               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.491          1.432               --
                                                       2006      1.307          1.491               --
                                                       2005      1.277          1.307               --
                                                       2004      1.106          1.277               --
                                                       2003      1.000          1.106               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.229          1.359               --
                                                       2006      1.171          1.229               --
                                                       2005      1.104          1.171               --
                                                       2004      1.082          1.104               --
                                                       2003      1.000          1.082               --






            PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT CHARGES 1.75%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.376          1.343               --
                                                       2005      1.219          1.376               --
                                                       2004      1.145          1.219               --
                                                       2003      1.000          1.145               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.950          2.201           65,752
                                                       2006      1.648          1.950           65,869
                                                       2005      1.470          1.648           90,483
                                                       2004      1.318          1.470           63,964
                                                       2003      1.000          1.318           32,753

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.719          1.898          146,009
                                                       2006      1.587          1.719          159,192
                                                       2005      1.390          1.587          171,024
                                                       2004      1.258          1.390          150,052
                                                       2003      1.000          1.258           43,969

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.603          1.654          301,021
                                                       2006      1.416          1.603          416,624
                                                       2005      1.361          1.416          416,747
                                                       2004      1.255          1.361          347,285
                                                       2003      1.000          1.255           37,629

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.658          1.639               --
                                                       2005      1.427          1.658           15,947
                                                       2004      1.215          1.427            4,308
                                                       2003      1.000          1.215            4,308

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.717          2.237               --
                                                       2005      1.630          1.717           27,736
                                                       2004      1.263          1.630            3,110
                                                       2003      1.000          1.263            1,393

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/03).....................................  2007      1.418          1.492               --
                                                       2006      1.239          1.418               --
                                                       2005      1.208          1.239            4,320
                                                       2004      1.170          1.208            4,345
                                                       2003      1.000          1.170            1,513

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/03).....................................  2007      1.488          1.300           13,853
                                                       2006      1.459          1.488           28,441
                                                       2005      1.404          1.459           30,087
                                                       2004      1.283          1.404           28,517
                                                       2003      1.000          1.283            6,146

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (12/03)................................  2006      1.310          1.424               --
                                                       2005      1.210          1.310           60,159
                                                       2004      1.078          1.210           60,159
                                                       2003      1.000          1.078               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.308          1.457               --
                                                       2005      1.208          1.308               --
                                                       2004      1.072          1.208               --
                                                       2003      1.000          1.072               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.759          2.027            6,175
                                                       2006      1.606          1.759            4,049
                                                       2005      1.401          1.606           17,751
                                                       2004      1.238          1.401            1,988
                                                       2003      1.000          1.238            2,085

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/03)...........................  2007      1.563          1.639           12,344
                                                       2006      1.397          1.563            9,314
                                                       2005      1.178          1.397            5,681
                                                       2004      1.184          1.178            4,344
                                                       2003      1.000          1.184            4,344

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      2.211          2.506           12,652
                                                       2006      2.002          2.211           12,822
                                                       2005      1.726          2.002           13,992
                                                       2004      1.409          1.726           14,611
                                                       2003      1.000          1.409            3,832

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.450          1.687               --
                                                       2005      1.334          1.450           64,909
                                                       2004      1.206          1.334           63,087
                                                       2003      1.000          1.206            5,850

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/03)........................  2007      2.854          3.611            9,667
                                                       2006      2.267          2.854           13,937
                                                       2005      1.810          2.267           25,788
                                                       2004      1.477          1.810           12,939
                                                       2003      1.000          1.477            3,724

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      2.011          2.282            6,108
                                                       2006      1.685          2.011           16,929
                                                       2005      1.557          1.685           17,301
                                                       2004      1.336          1.557           13,063
                                                       2003      1.126          1.336            3,580

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.617          1.936               --
                                                       2005      1.512          1.617           74,908
                                                       2004      1.326          1.512           80,204
                                                       2003      1.000          1.326               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.057          1.080               --
                                                       2005      1.062          1.057           29,381
                                                       2004      0.985          1.062               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/03).............................................  2006      1.231          1.271               --
                                                       2005      1.163          1.231               --
                                                       2004      1.093          1.163               --
                                                       2003      1.000          1.093               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (6/03)............................  2007      1.541          1.843               --
                                                       2006      1.475          1.541               --
                                                       2005      1.336          1.475               --
                                                       2004      1.190          1.336               --
                                                       2003      1.000          1.190               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/03).....................................  2007      1.589          1.900           13,404
                                                       2006      1.500          1.589            9,441
                                                       2005      1.368          1.500            6,044
                                                       2004      1.384          1.368            3,682
                                                       2003      1.000          1.384            3,682

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.546          1.662           12,341
                                                       2006      1.334          1.546            9,310
                                                       2005      1.286          1.334            5,422
                                                       2004      1.252          1.286            4,205
                                                       2003      1.000          1.252            4,205

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.538          1.723               --
                                                       2005      1.505          1.538           18,190
                                                       2004      1.333          1.505               --
                                                       2003      1.000          1.333               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.648          1.587           33,009

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.525          1.577               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.520          1.567            1,480
                                                       2006      1.343          1.520            1,484
                                                       2005      1.311          1.343            2,307
                                                       2004      1.210          1.311            2,312
                                                       2003      1.000          1.210            2,312

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.718          1.644           33,406

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.679          1.714            6,762
                                                       2006      1.445          1.679            7,182
                                                       2005      1.380          1.445            7,641
                                                       2004      1.272          1.380            8,137
                                                       2003      1.000          1.272            8,488

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.413          1.413               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/03).............................................  2007      1.845          1.995           15,654
                                                       2006      1.665          1.845           15,401
                                                       2005      1.615          1.665           15,610
                                                       2004      1.428          1.615           15,280
                                                       2003      1.000          1.428            6,116

  LMPVET Social Awareness Subaccount (8/04)..........  2007      1.134          1.236               --
                                                       2006      1.072          1.134               --
                                                       2005      1.045          1.072               --
                                                       2004      0.920          1.045               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (1/04)....  2007      1.021          1.017           66,472
                                                       2006      0.998          1.021           91,195
                                                       2005      0.992          0.998           91,087
                                                       2004      0.998          0.992           90,723
                                                       2003      1.000          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.653          1.734               --
                                                       2006      1.424          1.653           26,302
                                                       2005      1.393          1.424           26,045
                                                       2004      1.309          1.393           23,612
                                                       2003      1.000          1.309               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.367          1.423               --
                                                       2006      1.334          1.367          110,001
                                                       2005      1.290          1.334          110,001
                                                       2004      1.306          1.290          110,001
                                                       2003      1.000          1.306               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/03).............................................  2007      1.607          1.663               --
                                                       2006      1.472          1.607           33,009
                                                       2005      1.364          1.472           33,009
                                                       2004      1.272          1.364           33,009
                                                       2003      1.000          1.272            4,148

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.470          1.535               --
                                                       2006      1.331          1.470               --
                                                       2005      1.307          1.331               --
                                                       2004      1.227          1.307               --
                                                       2003      1.000          1.227               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.607          1.669               --
                                                       2006      1.394          1.607           87,417
                                                       2005      1.374          1.394          108,503
                                                       2004      1.242          1.374           90,561
                                                       2003      1.000          1.242               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.797          1.979               --
                                                       2006      1.629          1.797           65,021
                                                       2005      1.532          1.629           83,632
                                                       2004      1.257          1.532           66,297
                                                       2003      1.000          1.257           11,420

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.081          1.115               --
                                                       2005      1.060          1.081               --
                                                       2004      0.982          1.060               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.704          1.776           17,942
                                                       2006      1.000          1.704           17,591

  MIST BlackRock High Yield Subaccount (Class A)
  (1/70) *...........................................  2007      1.306          1.319           48,077
                                                       2006      1.000          1.306           69,019

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.633          1.711               --
                                                       2006      1.000          1.633           19,947

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.697          1.708               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.193          1.161               --
                                                       2006      1.000          1.193               --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.956          1.906           14,258
                                                       2006      1.000          1.956           10,496

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.679          2.152           25,186
                                                       2006      1.000          1.679           19,205

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.217          1.077               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2007      1.178          1.231               --
                                                       2006      1.000          1.178               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2007      1.309          1.374               --
                                                       2006      1.000          1.309           20,886

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2007      1.077          1.100          181,023
                                                       2006      1.000          1.077           99,811

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70) *...........................................  2007      1.071          1.058           90,758
                                                       2006      1.000          1.071               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.438          1.581           25,150
                                                       2006      1.000          1.438           18,618

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.163          1.274               --
                                                       2006      1.000          1.163               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.197          2.305               --

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.385          1.465               --
                                                       2006      1.000          1.385               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.219          1.020            4,493
                                                       2006      1.000          1.219            4,370

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.137          1.203           15,545

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.542          1.591               --
                                                       2006      1.000          1.542               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.115          1.231               --
                                                       2006      1.000          1.115               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.154          1.209               --
                                                       2006      1.000          1.154               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2007      1.028          0.979            8,315
                                                       2006      1.000          1.028               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.500          1.774               --
                                                       2006      1.000          1.500           13,413

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.069          1.103           43,287

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.026          1.060           23,896
                                                       2006      1.000          1.026           10,333

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.384          1.414               --
                                                       2006      1.000          1.384               --

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.471          1.505            9,743
                                                       2006      1.000          1.471            4,671

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.059          1.075               --
                                                       2006      1.000          1.059               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.042          1.080               --
                                                       2006      1.000          1.042               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.048          1.079               --
                                                       2006      1.000          1.048               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.053          1.080               --
                                                       2006      1.000          1.053               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.058          1.080               --
                                                       2006      1.000          1.058               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.373          1.406           44,213
                                                       2006      1.000          1.373           44,802

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.050          1.096          164,387
                                                       2006      0.996          1.050          219,942

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.068          1.145               --
                                                       2006      1.000          1.068               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.146          1.189               --
                                                       2006      1.000          1.146               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      1.068          1.096               --
                                                       2006      1.000          1.068               --

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      0.997          1.005               --
                                                       2005      0.986          0.997           10,333
                                                       2004      0.993          0.986              200
                                                       2003      1.000          0.993              200

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.093          1.154               --
                                                       2005      1.052          1.093               --
                                                       2004      0.993          1.052               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.111          1.132               --
                                                       2006      1.122          1.111           46,061
                                                       2005      1.119          1.122           65,296
                                                       2004      1.045          1.119           41,178
                                                       2003      1.000          1.045            4,883

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.071          1.145          175,545
                                                       2006      1.050          1.071          268,919
                                                       2005      1.043          1.050          306,242
                                                       2004      1.012          1.043          270,665
                                                       2003      1.000          1.012           36,233

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.041          2.209               --
                                                       2006      1.626          2.041               --
                                                       2005      1.475          1.626               --
                                                       2004      1.292          1.475               --
                                                       2003      1.000          1.292               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      2.147          2.292               --
                                                       2006      1.863          2.147            3,954
                                                       2005      1.771          1.863            3,954
                                                       2004      1.428          1.771            3,954
                                                       2003      1.000          1.428            3,954

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/03).............................................  2006      1.369          1.457               --
                                                       2005      1.281          1.369           11,023
                                                       2004      1.224          1.281            8,527
                                                       2003      1.000          1.224            8,527

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.174          1.250               --
                                                       2005      1.190          1.174           20,610
                                                       2004      1.139          1.190           20,911
                                                       2003      1.000          1.139               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.641          1.791               --
                                                       2005      1.485          1.641           17,711
                                                       2004      1.298          1.485           16,990
                                                       2003      1.000          1.298               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (6/03)..........  2006      1.367          1.436               --
                                                       2005      1.332          1.367           22,398
                                                       2004      1.233          1.332               --
                                                       2003      1.000          1.233               --

  Travelers Federated High Yield Subaccount (6/03)...  2006      1.210          1.241               --
                                                       2005      1.201          1.210           69,591
                                                       2004      1.107          1.201           71,537
                                                       2003      1.000          1.107           14,683

  Travelers Federated Stock Subaccount (6/03)........  2006      1.405          1.454               --
                                                       2005      1.358          1.405               --
                                                       2004      1.250          1.358               --
                                                       2003      1.000          1.250               --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.327          1.367               --
                                                       2005      1.243          1.327               --
                                                       2004      1.187          1.243               --
                                                       2003      1.000          1.187               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.072          1.140               --
                                                       2005      1.000          1.072               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (1/70)..................................  2006      1.013          1.016               --
                                                       2005      1.000          1.013               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (10/05).................................  2006      1.030          1.066               --
                                                       2005      0.989          1.030               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (8/05).......................  2006      1.032          1.076               --
                                                       2005      1.000          1.032               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.035          1.054               --
                                                       2005      1.000          1.035               --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.454          1.544               --
                                                       2005      1.321          1.454           22,539
                                                       2004      1.160          1.321           24,004
                                                       2003      1.000          1.160               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.454          1.538               --
                                                       2005      1.436          1.454           13,824
                                                       2004      1.280          1.436           13,897
                                                       2003      1.000          1.280               --

  Travelers MFS(R) Total Return Subaccount (6/03)....  2006      1.246          1.286               --
                                                       2005      1.232          1.246           59,197
                                                       2004      1.125          1.232           53,678
                                                       2003      1.000          1.125           17,695

  Travelers MFS(R) Value Subaccount (6/04)...........  2006      1.161          1.254               --
                                                       2005      1.110          1.161               --
                                                       2004      0.995          1.110               --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.548          1.777               --
                                                       2005      1.438          1.548           10,500
                                                       2004      1.265          1.438            6,223
                                                       2003      1.000          1.265            6,223

  Travelers Pioneer Fund Subaccount (4/03)...........  2006      1.354          1.435               --
                                                       2005      1.300          1.354               --
                                                       2004      1.190          1.300               --
                                                       2003      1.000          1.190               --

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.008          1.061               --
                                                       2005      0.980          1.008               --

  Travelers Pioneer Strategic Income Subaccount
  (7/04).............................................  2006      1.105          1.115               --
                                                       2005      1.084          1.105           35,531
                                                       2004      1.003          1.084               --

  Travelers Quality Bond Subaccount (6/03)...........  2006      1.028          1.018               --
                                                       2005      1.029          1.028           43,287
                                                       2004      1.014          1.029           33,545
                                                       2003      1.000          1.014           12,808

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.333          1.390               --
                                                       2005      1.329          1.333               --
                                                       2004      1.227          1.329               --
                                                       2003      1.000          1.227               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (1/70)..................................  2006      1.020          1.173               --
                                                       2005      1.000          1.020               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (1/70)..................................  2006      0.977          1.121               --
                                                       2005      1.000          0.977               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (7/04).............................................  2006      1.072          1.033               --
                                                       2005      1.045          1.072               --
                                                       2004      1.006          1.045               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.696          1.627               --
                                                       2006      1.487          1.696           29,595
                                                       2005      1.453          1.487           30,501
                                                       2004      1.259          1.453           33,270
                                                       2003      1.000          1.259               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.346          1.487               --
                                                       2006      1.283          1.346               --
                                                       2005      1.210          1.283               --
                                                       2004      1.186          1.210               --
                                                       2003      1.000          1.186               --






            PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT CHARGES 1.80%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.160          1.132               --
                                                       2005      1.000          1.160               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.326          1.496               --
                                                       2006      1.121          1.326               --
                                                       2005      1.000          1.121               --

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.242          1.371               --
                                                       2006      1.148          1.242               --
                                                       2005      1.000          1.148               --

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.180          1.218            1,036
                                                       2006      1.043          1.180            1,041
                                                       2005      1.000          1.043            1,047

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.170          1.157               --
                                                       2005      1.000          1.170               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.088          1.417               --
                                                       2005      1.000          1.088               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/03).....................................  2007      1.156          1.216               --
                                                       2006      1.010          1.156               --
                                                       2005      1.000          1.010               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/03).....................................  2007      1.082          0.945               --
                                                       2006      1.062          1.082               --
                                                       2005      1.000          1.062               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (12/03)................................  2006      1.081          1.175               --
                                                       2005      1.000          1.081               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.107          1.233               --
                                                       2005      1.000          1.107               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.242          1.431               --
                                                       2006      1.135          1.242               --
                                                       2005      1.000          1.135               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/03)...........................  2007      1.321          1.384               --
                                                       2006      1.181          1.321               --
                                                       2005      1.000          1.181               --

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      1.261          1.429               --
                                                       2006      1.143          1.261               --
                                                       2005      1.000          1.143               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.084          1.260               --
                                                       2005      1.000          1.084               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/03)........................  2007      1.525          1.929               --
                                                       2006      1.212          1.525               --
                                                       2005      1.000          1.212               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.283          1.455           25,339
                                                       2006      1.076          1.283           21,528
                                                       2005      1.000          1.076           19,426

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.066          1.275               --
                                                       2005      1.000          1.066               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      0.990          1.012               --
                                                       2005      1.000          0.990               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/03).............................................  2006      1.062          1.097               --
                                                       2005      1.000          1.062               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (6/03)............................  2007      1.185          1.416               --
                                                       2006      1.135          1.185               --
                                                       2005      1.000          1.135               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/03).....................................  2007      1.193          1.426               --
                                                       2006      1.127          1.193               --
                                                       2005      1.000          1.127               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.209          1.299               --
                                                       2006      1.044          1.209               --
                                                       2005      1.000          1.044               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.033          1.157               --
                                                       2005      1.000          1.033               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.223          1.178               --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.180          1.220               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.164          1.200               --
                                                       2006      1.030          1.164               --
                                                       2005      1.000          1.030               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.250          1.196            1,108

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.219          1.244               --
                                                       2006      1.049          1.219               --
                                                       2005      1.000          1.049               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.120          1.120               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/03).............................................  2007      1.195          1.291               --
                                                       2006      1.079          1.195               --
                                                       2005      1.000          1.079               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Social Awareness Subaccount (8/04)..........  2007      1.108          1.207               --
                                                       2006      1.047          1.108               --
                                                       2005      1.000          1.047               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (1/04)....  2007      1.027          1.023               --
                                                       2006      1.005          1.027               --
                                                       2005      1.000          1.005               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.203          1.262               --
                                                       2006      1.037          1.203               --
                                                       2005      1.000          1.037               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.083          1.128               --
                                                       2006      1.058          1.083               --
                                                       2005      1.000          1.058               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/03).............................................  2007      1.193          1.234               --
                                                       2006      1.094          1.193               --
                                                       2005      1.000          1.094               --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.138          1.188               --
                                                       2006      1.031          1.138               --
                                                       2005      1.000          1.031               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.184          1.229               --
                                                       2006      1.028          1.184            1,030
                                                       2005      1.000          1.028            1,035

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.188          1.308               --
                                                       2006      1.077          1.188               --
                                                       2005      1.000          1.077               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.021          1.053               --
                                                       2005      1.000          1.021               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.139          1.186               --
                                                       2006      1.000          1.139               --

  MIST BlackRock High Yield Subaccount (Class A)
  (1/70) *...........................................  2007      1.080          1.090               --
                                                       2006      1.000          1.080               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.227          1.286               --
                                                       2006      1.000          1.227               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.275          1.283               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.192          1.160               --
                                                       2006      1.000          1.192               --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.354          1.318            1,028
                                                       2006      1.000          1.354            1,032

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.185          1.518               --
                                                       2006      1.000          1.185               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.216          1.076               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2007      1.111          1.160               --
                                                       2006      1.000          1.111               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2007      1.116          1.171               --
                                                       2006      1.000          1.116               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2007      1.076          1.099            2,230
                                                       2006      1.000          1.076            1,110

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70) *...........................................  2007      1.071          1.058               --
                                                       2006      1.000          1.071               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.138          1.250               --
                                                       2006      1.000          1.138               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.163          1.272               --
                                                       2006      1.000          1.163               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.485          1.557               --

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.238          1.308               --
                                                       2006      1.000          1.238               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.218          1.020               --
                                                       2006      1.000          1.218               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.006          1.064               --

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.193          1.230               --
                                                       2006      1.000          1.193               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.115          1.230               --
                                                       2006      1.000          1.115               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.054          1.104               --
                                                       2006      1.000          1.054               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2007      1.027          0.979               --
                                                       2006      1.000          1.027               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.082          1.279               --
                                                       2006      1.000          1.082               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.033          1.065               --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.040          1.073               --
                                                       2006      1.000          1.040               --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.124          1.148               --
                                                       2006      1.000          1.124               --

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.110          1.135               --
                                                       2006      1.000          1.110               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.059          1.074               --
                                                       2006      1.000          1.059               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.041          1.080               --
                                                       2006      1.000          1.041               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.048          1.079               --
                                                       2006      1.000          1.048               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.053          1.079               --
                                                       2006      1.000          1.053               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.058          1.079               --
                                                       2006      1.000          1.058               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.115          1.141            1,009
                                                       2006      1.000          1.115            1,014

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.050          1.096               --
                                                       2006      0.996          1.050               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.067          1.144               --
                                                       2006      1.000          1.067               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.074          1.114               --
                                                       2006      1.000          1.074               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      0.997          1.023               --
                                                       2006      1.000          0.997               --

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      1.010          1.019               --
                                                       2005      1.000          1.010               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.044          1.103               --
                                                       2005      1.000          1.044               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      0.983          1.002               --
                                                       2006      0.993          0.983               --
                                                       2005      1.000          0.993               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.022          1.092               --
                                                       2006      1.002          1.022               --
                                                       2005      1.000          1.002               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.380          1.493               --
                                                       2006      1.100          1.380               --
                                                       2005      1.000          1.100               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      1.218          1.300               --
                                                       2006      1.057          1.218               --
                                                       2005      1.000          1.057               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/03).............................................  2006      1.084          1.153               --
                                                       2005      1.000          1.084               --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.001          1.066               --
                                                       2005      1.000          1.001               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.097          1.198               --
                                                       2005      1.000          1.097               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (6/03)..........  2006      1.032          1.084               --
                                                       2005      1.000          1.032               --

  Travelers Federated High Yield Subaccount (6/03)...  2006      1.001          1.026               --
                                                       2005      1.000          1.001               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.034          1.070               --
                                                       2005      1.000          1.034            1,044

  Travelers Large Cap Subaccount (6/03)..............  2006      1.078          1.111               --
                                                       2005      1.000          1.078               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.072          1.139               --
                                                       2005      1.000          1.072               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (1/70)..................................  2006      1.013          1.016               --
                                                       2005      1.000          1.013               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (10/05).................................  2006      1.030          1.066               --
                                                       2005      0.989          1.030               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (8/05).......................  2006      1.032          1.075               --
                                                       2005      1.000          1.032               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.034          1.054               --
                                                       2005      1.000          1.034               --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.093          1.160               --
                                                       2005      1.000          1.093               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.049          1.109               --
                                                       2005      1.000          1.049               --

  Travelers MFS(R) Total Return Subaccount (6/03)....  2006      1.012          1.044               --
                                                       2005      1.000          1.012            1,019

  Travelers MFS(R) Value Subaccount (6/04)...........  2006      1.039          1.122               --
                                                       2005      1.000          1.039               --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.072          1.230               --
                                                       2005      1.000          1.072            1,038

  Travelers Pioneer Fund Subaccount (4/03)...........  2006      1.048          1.111               --
                                                       2005      1.000          1.048               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.008          1.060               --
                                                       2005      0.980          1.008               --

  Travelers Pioneer Strategic Income Subaccount
  (7/04).............................................  2006      1.010          1.019               --
                                                       2005      1.000          1.010               --

  Travelers Quality Bond Subaccount (6/03)...........  2006      0.993          0.983               --
                                                       2005      1.000          0.993               --

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.047          1.092               --
                                                       2005      1.000          1.047               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (1/70)..................................  2006      1.020          1.173               --
                                                       2005      1.000          1.020               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (1/70)..................................  2006      0.977          1.120               --
                                                       2005      1.000          0.977               --

  Travelers U.S. Government Securities Subaccount
  (7/04).............................................  2006      1.001          0.964               --
                                                       2005      1.000          1.001               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.177          1.129               --
                                                       2006      1.032          1.177               --
                                                       2005      1.000          1.032               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.128          1.245               --
                                                       2006      1.075          1.128               --
                                                       2005      1.000          1.075               --






            PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT CHARGES 1.85%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.372          1.338                --
                                                       2005      1.217          1.372            10,154
                                                       2004      1.144          1.217            18,856
                                                       2003      1.000          1.144            17,925

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.943          2.191           505,771
                                                       2006      1.644          1.943           527,564
                                                       2005      1.468          1.644           510,832
                                                       2004      1.317          1.468           463,188
                                                       2003      1.000          1.317           151,464

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.713          1.889         1,446,873
                                                       2006      1.583          1.713         1,543,233
                                                       2005      1.388          1.583         1,550,862
                                                       2004      1.257          1.388         1,409,478
                                                       2003      1.000          1.257           603,434

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.597          1.646         1,364,675
                                                       2006      1.412          1.597         1,513,235
                                                       2005      1.359          1.412         1,517,431
                                                       2004      1.254          1.359         1,367,881
                                                       2003      1.000          1.254           756,943

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.653          1.634                --
                                                       2005      1.425          1.653           174,415
                                                       2004      1.214          1.425           175,051
                                                       2003      1.000          1.214           181,152

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.712          2.229                --
                                                       2005      1.627          1.712           336,703
                                                       2004      1.262          1.627           272,023
                                                       2003      1.000          1.262           127,339

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/03).....................................  2007      1.413          1.486            32,014
                                                       2006      1.235          1.413            35,340
                                                       2005      1.206          1.235            36,014
                                                       2004      1.169          1.206            46,992
                                                       2003      1.000          1.169            29,193

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/03).....................................  2007      1.483          1.294           186,782
                                                       2006      1.455          1.483           215,980
                                                       2005      1.401          1.455           224,273
                                                       2004      1.282          1.401           200,052
                                                       2003      1.000          1.282           113,680

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (12/03)................................  2006      1.308          1.421                --
                                                       2005      1.209          1.308            82,150
                                                       2004      1.078          1.209            77,259
                                                       2003      1.000          1.078             3,096

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.305          1.453                --
                                                       2005      1.207          1.305            58,425
                                                       2004      1.072          1.207            53,296
                                                       2003      1.000          1.072                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.752          2.018           459,390
                                                       2006      1.602          1.752           415,775
                                                       2005      1.399          1.602           375,113
                                                       2004      1.237          1.399           338,776
                                                       2003      1.000          1.237           135,490

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/03)...........................  2007      1.557          1.631            43,598
                                                       2006      1.394          1.557            45,183
                                                       2005      1.176          1.394            45,819
                                                       2004      1.183          1.176            39,207
                                                       2003      1.000          1.183             6,114

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      2.203          2.494           304,798
                                                       2006      1.997          2.203           308,643
                                                       2005      1.723          1.997           378,304
                                                       2004      1.408          1.723           328,944
                                                       2003      1.000          1.408           141,637

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.446          1.680                --
                                                       2005      1.332          1.446           682,722
                                                       2004      1.205          1.332           631,522
                                                       2003      1.000          1.205           325,269

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/03)........................  2007      2.843          3.594           123,059
                                                       2006      2.261          2.843           133,246
                                                       2005      1.807          2.261           132,682
                                                       2004      1.476          1.807           123,403
                                                       2003      1.000          1.476            40,881

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      2.004          2.271           114,418
                                                       2006      1.681          2.004            83,646
                                                       2005      1.554          1.681            84,270
                                                       2004      1.335          1.554            57,826
                                                       2003      1.126          1.335                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.613          1.929                --
                                                       2005      1.509          1.613           579,099
                                                       2004      1.325          1.509           496,140
                                                       2003      1.000          1.325           216,462

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.055          1.078                --
                                                       2005      1.061          1.055            15,056
                                                       2004      0.985          1.061            15,056

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/03).............................................  2006      1.227          1.267                --
                                                       2005      1.161          1.227            71,893
                                                       2004      1.092          1.161            74,567
                                                       2003      1.000          1.092            67,326

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (6/03)............................  2007      1.535          1.834            14,829
                                                       2006      1.471          1.535            47,869
                                                       2005      1.334          1.471            51,746
                                                       2004      1.190          1.334            46,862
                                                       2003      1.000          1.190            33,140

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/03).....................................  2007      1.583          1.891               970
                                                       2006      1.496          1.583             5,245
                                                       2005      1.366          1.496             5,311
                                                       2004      1.383          1.366             8,227
                                                       2003      1.000          1.383             5,226

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.541          1.654             9,633
                                                       2006      1.331          1.541             9,633
                                                       2005      1.284          1.331             9,633
                                                       2004      1.251          1.284             9,633
                                                       2003      1.000          1.251             8,908

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.533          1.717                --
                                                       2005      1.502          1.533            96,926
                                                       2004      1.332          1.502            92,632
                                                       2003      1.000          1.332            51,206

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.641          1.580           153,175

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.519          1.569           172,645

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.514          1.559           473,764
                                                       2006      1.340          1.514           487,653
                                                       2005      1.309          1.340           531,734
                                                       2004      1.210          1.309           519,041
                                                       2003      1.000          1.210           243,116

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.712          1.636           210,513

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.673          1.706           207,745
                                                       2006      1.441          1.673           236,771
                                                       2005      1.378          1.441           236,928
                                                       2004      1.272          1.378           252,036
                                                       2003      1.000          1.272           118,584

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.407          1.407           208,084

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/03).............................................  2007      1.839          1.985           328,519
                                                       2006      1.661          1.839           332,787
                                                       2005      1.613          1.661           338,464
                                                       2004      1.427          1.613           331,918
                                                       2003      1.000          1.427           149,294

  LMPVET Social Awareness Subaccount (8/04)..........  2007      1.131          1.231             5,570
                                                       2006      1.070          1.131             6,689
                                                       2005      1.044          1.070             7,401
                                                       2004      0.919          1.044             6,198

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (1/04)....  2007      1.018          1.013            34,814
                                                       2006      0.996          1.018            33,836
                                                       2005      0.991          0.996            33,154
                                                       2004      0.998          0.991            17,372
                                                       2003      1.000          0.998                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.647          1.727                --
                                                       2006      1.421          1.647           275,996
                                                       2005      1.391          1.421           294,004
                                                       2004      1.308          1.391           313,385
                                                       2003      1.000          1.308           184,562

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.362          1.417                --
                                                       2006      1.331          1.362           213,033
                                                       2005      1.288          1.331           227,298
                                                       2004      1.306          1.288           224,333
                                                       2003      1.000          1.306            40,049

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/03).............................................  2007      1.601          1.656                --
                                                       2006      1.469          1.601           196,639
                                                       2005      1.361          1.469           212,516
                                                       2004      1.271          1.361           184,093
                                                       2003      1.000          1.271           100,288

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.465          1.529                --
                                                       2006      1.327          1.465           184,294
                                                       2005      1.305          1.327           194,794
                                                       2004      1.226          1.305           200,654
                                                       2003      1.000          1.226           138,528

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.601          1.663                --
                                                       2006      1.391          1.601           283,505
                                                       2005      1.372          1.391           263,730
                                                       2004      1.241          1.372           264,295
                                                       2003      1.000          1.241           164,848

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.790          1.971                --
                                                       2006      1.625          1.790           158,332
                                                       2005      1.529          1.625           167,253
                                                       2004      1.256          1.529           160,334
                                                       2003      1.000          1.256            55,681

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.080          1.113                --
                                                       2005      1.059          1.080            24,520
                                                       2004      0.982          1.059            24,520

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.698          1.768           144,775
                                                       2006      1.000          1.698           145,388

  MIST BlackRock High Yield Subaccount (Class A)
  (1/70) *...........................................  2007      1.302          1.313           162,643
                                                       2006      1.000          1.302           301,801

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.627          1.705                --
                                                       2006      1.000          1.627            37,873

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.690          1.700            35,102

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.192          1.158             1,029
                                                       2006      1.000          1.192             1,932

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.949          1.897           189,380
                                                       2006      1.000          1.949           146,985

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.673          2.142           113,304
                                                       2006      1.000          1.673           156,654

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.215          1.075                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2007      1.175          1.226            24,520
                                                       2006      1.000          1.175            24,520

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2007      1.304          1.368           252,024
                                                       2006      1.000          1.304           234,234

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2007      1.076          1.098         1,315,406
                                                       2006      1.000          1.076         1,082,503

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70) *...........................................  2007      1.070          1.057           204,451
                                                       2006      1.000          1.070            11,096

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.433          1.574           164,684
                                                       2006      1.000          1.433           175,391

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.162          1.270             5,336
                                                       2006      1.000          1.162             1,900

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.188          2.294            37,742

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.381          1.459           114,157
                                                       2006      1.000          1.381            75,205

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.218          1.019           528,089
                                                       2006      1.000          1.218           645,146

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.132          1.197           287,470

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.536          1.583             1,936
                                                       2006      1.000          1.536             2,021

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.114          1.229                --
                                                       2006      1.000          1.114             9,887

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.151          1.205            31,345
                                                       2006      1.000          1.151            16,391

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2007      1.027          0.978           526,354
                                                       2006      1.000          1.027           243,660

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.494          1.766           151,846
                                                       2006      1.000          1.494           182,110

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.065          1.098           389,264

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.023          1.055           899,394
                                                       2006      1.000          1.023           184,744

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.379          1.407           204,772
                                                       2006      1.000          1.379           226,145

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.466          1.498           505,063
                                                       2006      1.000          1.466           549,764

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.059          1.073             5,621
                                                       2006      1.000          1.059             5,648

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.041          1.079                --
                                                       2006      1.000          1.041                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.047          1.078                --
                                                       2006      1.000          1.047                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.053          1.078           161,677
                                                       2006      1.000          1.053                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.058          1.078           112,334
                                                       2006      1.000          1.058            84,107

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.368          1.399         1,275,122
                                                       2006      1.000          1.368         1,326,413

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.049          1.095         1,002,129
                                                       2006      0.996          1.049         1,143,438

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.067          1.143            21,589
                                                       2006      1.000          1.067            14,465

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.143          1.186                --
                                                       2006      1.000          1.143            15,056

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      1.065          1.092           107,663
                                                       2006      1.000          1.065                --

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      0.994          1.002                --
                                                       2005      0.984          0.994            66,766
                                                       2004      0.992          0.984            47,962
                                                       2003      1.000          0.992            23,623

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.091          1.152                --
                                                       2005      1.051          1.091                --
                                                       2004      0.993          1.051            22,074

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.107          1.128                --
                                                       2006      1.119          1.107           273,425
                                                       2005      1.117          1.119           291,583
                                                       2004      1.045          1.117           268,279
                                                       2003      1.000          1.045           111,435

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.067          1.139           643,437
                                                       2006      1.047          1.067           800,841
                                                       2005      1.041          1.047           754,645
                                                       2004      1.011          1.041           617,042
                                                       2003      1.000          1.011           418,525

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.034          2.200                --
                                                       2006      1.622          2.034            37,898
                                                       2005      1.473          1.622            39,287
                                                       2004      1.291          1.473            41,168
                                                       2003      1.000          1.291            40,961

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      2.139          2.283                --
                                                       2006      1.858          2.139           158,271
                                                       2005      1.768          1.858           157,415
                                                       2004      1.427          1.768           147,490
                                                       2003      1.000          1.427           107,275

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/03).............................................  2006      1.365          1.453                --
                                                       2005      1.279          1.365           176,126
                                                       2004      1.224          1.279           176,030
                                                       2003      1.000          1.224            78,693

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.170          1.247                --
                                                       2005      1.188          1.170           226,693
                                                       2004      1.139          1.188           210,015
                                                       2003      1.000          1.139            91,086

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.637          1.786                --
                                                       2005      1.483          1.637           203,347
                                                       2004      1.297          1.483           203,618
                                                       2003      1.000          1.297           164,134

  Travelers Equity Income Subaccount (6/03)..........  2006      1.364          1.432                --
                                                       2005      1.330          1.364           567,182
                                                       2004      1.233          1.330           479,721
                                                       2003      1.000          1.233           189,561

  Travelers Federated High Yield Subaccount (6/03)...  2006      1.207          1.237                --
                                                       2005      1.199          1.207           312,697
                                                       2004      1.107          1.199           262,880
                                                       2003      1.000          1.107           195,189

  Travelers Federated Stock Subaccount (6/03)........  2006      1.401          1.450                --
                                                       2005      1.355          1.401            41,026
                                                       2004      1.249          1.355            40,321
                                                       2003      1.000          1.249            32,850

  Travelers Large Cap Subaccount (6/03)..............  2006      1.324          1.363                --
                                                       2005      1.241          1.324           149,659
                                                       2004      1.186          1.241           155,775
                                                       2003      1.000          1.186            88,521

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.072          1.139                --
                                                       2005      1.000          1.072             4,996

  Travelers Managed Allocation Series: Conservative
  Subaccount (1/70)..................................  2006      1.013          1.016                --
                                                       2005      1.000          1.013                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (10/05).................................  2006      1.029          1.065                --
                                                       2005      0.989          1.029                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (8/05).......................  2006      1.031          1.075                --
                                                       2005      1.000          1.031            78,383

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.034          1.053                --
                                                       2005      1.000          1.034                --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.451          1.539                --
                                                       2005      1.319          1.451           162,398
                                                       2004      1.159          1.319           178,906
                                                       2003      1.000          1.159            49,684

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.450          1.533                --
                                                       2005      1.433          1.450           180,218
                                                       2004      1.280          1.433           134,840
                                                       2003      1.000          1.280            70,782

  Travelers MFS(R) Total Return Subaccount (6/03)....  2006      1.243          1.282                --
                                                       2005      1.230          1.243         1,287,516
                                                       2004      1.124          1.230         1,338,782
                                                       2003      1.000          1.124           686,912

  Travelers MFS(R) Value Subaccount (6/04)...........  2006      1.159          1.252                --
                                                       2005      1.109          1.159            51,150
                                                       2004      0.994          1.109            25,230

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.544          1.772                --
                                                       2005      1.436          1.544           142,010
                                                       2004      1.264          1.436           143,164
                                                       2003      1.000          1.264            69,339

  Travelers Pioneer Fund Subaccount (4/03)...........  2006      1.350          1.431                --
                                                       2005      1.297          1.350             1,719
                                                       2004      1.189          1.297             1,760
                                                       2003      1.000          1.189                --

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.008          1.060                --
                                                       2005      0.980          1.008                --

  Travelers Pioneer Strategic Income Subaccount
  (7/04).............................................  2006      1.103          1.113                --
                                                       2005      1.084          1.103            16,391
                                                       2004      1.003          1.084                --

  Travelers Quality Bond Subaccount (6/03)...........  2006      1.025          1.015                --
                                                       2005      1.027          1.025           419,693
                                                       2004      1.013          1.027           434,729
                                                       2003      1.000          1.013           352,402

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.329          1.386                --
                                                       2005      1.327          1.329            86,238
                                                       2004      1.226          1.327            86,159
                                                       2003      1.000          1.226            83,598

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (1/70)..................................  2006      1.019          1.173                --
                                                       2005      1.000          1.019                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (1/70)..................................  2006      0.977          1.120                --
                                                       2005      1.000          0.977                --

  Travelers U.S. Government Securities Subaccount
  (7/04).............................................  2006      1.070          1.031                --
                                                       2005      1.045          1.070                --
                                                       2004      1.005          1.045                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.689          1.620           854,918
                                                       2006      1.483          1.689           880,398
                                                       2005      1.451          1.483           973,271
                                                       2004      1.259          1.451           942,636
                                                       2003      1.000          1.259           674,028

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.341          1.480           180,869
                                                       2006      1.279          1.341           188,297
                                                       2005      1.208          1.279           223,922
                                                       2004      1.185          1.208           228,917
                                                       2003      1.000          1.185           234,739






            PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT CHARGES 1.90%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.260          1.229               --
                                                       2005      1.119          1.260               --
                                                       2004      1.052          1.119               --
                                                       2003      1.000          1.052               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.641          1.849               --
                                                       2006      1.389          1.641               --
                                                       2005      1.241          1.389               --
                                                       2004      1.114          1.241               --
                                                       2003      1.000          1.114               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.480          1.631               --
                                                       2006      1.368          1.480               --
                                                       2005      1.200          1.368               --
                                                       2004      1.087          1.200               --
                                                       2003      1.000          1.087               --

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.395          1.438               --
                                                       2006      1.234          1.395               --
                                                       2005      1.188          1.234               --
                                                       2004      1.097          1.188               --
                                                       2003      1.000          1.097               --

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.494          1.477               --
                                                       2005      1.288          1.494               --
                                                       2004      1.098          1.288               --
                                                       2003      1.000          1.098               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.508          1.963               --
                                                       2005      1.434          1.508               --
                                                       2004      1.113          1.434               --
                                                       2003      1.000          1.113               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/03).....................................  2007      1.311          1.378               --
                                                       2006      1.147          1.311               --
                                                       2005      1.120          1.147               --
                                                       2004      1.087          1.120               --
                                                       2003      1.000          1.087               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/03).....................................  2007      1.237          1.080               --
                                                       2006      1.215          1.237               --
                                                       2005      1.171          1.215               --
                                                       2004      1.072          1.171               --
                                                       2003      1.000          1.072               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (12/03)................................  2006      1.306          1.419               --
                                                       2005      1.208          1.306               --
                                                       2004      1.078          1.208               --
                                                       2003      1.034          1.078               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.304          1.452               --
                                                       2005      1.206          1.304               --
                                                       2004      1.072          1.206               --
                                                       2003      1.034          1.072               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.550          1.784               --
                                                       2006      1.418          1.550               --
                                                       2005      1.239          1.418               --
                                                       2004      1.096          1.239               --
                                                       2003      1.000          1.096               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/03)...........................  2007      1.420          1.487               --
                                                       2006      1.272          1.420               --
                                                       2005      1.074          1.272               --
                                                       2004      1.081          1.074               --
                                                       2003      1.000          1.081               --

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      1.783          2.017               --
                                                       2006      1.616          1.783               --
                                                       2005      1.396          1.616               --
                                                       2004      1.141          1.396               --
                                                       2003      1.000          1.141               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.315          1.527               --
                                                       2005      1.212          1.315               --
                                                       2004      1.097          1.212               --
                                                       2003      1.000          1.097               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/03)........................  2007      2.294          2.899               --
                                                       2006      1.825          2.294               --
                                                       2005      1.460          1.825               --
                                                       2004      1.193          1.460               --
                                                       2003      1.000          1.193               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.667          1.888          183,742
                                                       2006      1.399          1.667          187,546
                                                       2005      1.294          1.399          203,691
                                                       2004      1.113          1.294          151,277
                                                       2003      1.000          1.113               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.351          1.614               --
                                                       2005      1.264          1.351               --
                                                       2004      1.111          1.264               --
                                                       2003      1.000          1.111               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.054          1.077               --
                                                       2005      1.060          1.054               --
                                                       2004      0.985          1.060               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/03).............................................  2006      1.188          1.226               --
                                                       2005      1.125          1.188               --
                                                       2004      1.059          1.125               --
                                                       2003      1.000          1.059               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (6/03)............................  2007      1.359          1.622               --
                                                       2006      1.302          1.359               --
                                                       2005      1.181          1.302               --
                                                       2004      1.054          1.181               --
                                                       2003      1.000          1.054               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/03).....................................  2007      1.238          1.478               --
                                                       2006      1.170          1.238               --
                                                       2005      1.069          1.170               --
                                                       2004      1.083          1.069               --
                                                       2003      1.000          1.083               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.359          1.459               --
                                                       2006      1.175          1.359               --
                                                       2005      1.134          1.175               --
                                                       2004      1.106          1.134               --
                                                       2003      1.000          1.106               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.267          1.418               --
                                                       2005      1.242          1.267               --
                                                       2004      1.102          1.242               --
                                                       2003      1.000          1.102               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.390          1.337               --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.344          1.389               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.367          1.407               --
                                                       2006      1.210          1.367               --
                                                       2005      1.183          1.210               --
                                                       2004      1.093          1.183               --
                                                       2003      1.000          1.093               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.449          1.385               --

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.467          1.495               --
                                                       2006      1.264          1.467               --
                                                       2005      1.209          1.264               --
                                                       2004      1.117          1.209               --
                                                       2003      1.000          1.117               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.183          1.182               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/03).............................................  2007      1.433          1.546               --
                                                       2006      1.295          1.433               --
                                                       2005      1.258          1.295               --
                                                       2004      1.114          1.258               --
                                                       2003      1.000          1.114               --

  LMPVET Social Awareness Subaccount (8/04)..........  2007      1.130          1.229               --
                                                       2006      1.069          1.130               --
                                                       2005      1.044          1.069               --
                                                       2004      0.919          1.044               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (1/04)....  2007      1.016          1.010               --
                                                       2006      0.995          1.016               --
                                                       2005      0.990          0.995               --
                                                       2004      0.998          0.990               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.395          1.462               --
                                                       2006      1.204          1.395               --
                                                       2005      1.179          1.204               --
                                                       2004      1.109          1.179               --
                                                       2003      1.000          1.109               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.144          1.191               --
                                                       2006      1.119          1.144               --
                                                       2005      1.084          1.119               --
                                                       2004      1.099          1.084               --
                                                       2003      1.000          1.099               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/03).............................................  2007      1.356          1.403               --
                                                       2006      1.244          1.356               --
                                                       2005      1.154          1.244               --
                                                       2004      1.078          1.154               --
                                                       2003      1.000          1.078               --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.297          1.353               --
                                                       2006      1.176          1.297               --
                                                       2005      1.156          1.176               --
                                                       2004      1.087          1.156               --
                                                       2003      1.000          1.087               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.428          1.483               --
                                                       2006      1.241          1.428               --
                                                       2005      1.225          1.241               --
                                                       2004      1.109          1.225               --
                                                       2003      1.000          1.109               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.571          1.730               --
                                                       2006      1.426          1.571               --
                                                       2005      1.343          1.426               --
                                                       2004      1.104          1.343               --
                                                       2003      1.000          1.104               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.079          1.112               --
                                                       2005      1.059          1.079               --
                                                       2004      0.982          1.059               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.439          1.497               --
                                                       2006      1.000          1.439               --

  MIST BlackRock High Yield Subaccount (Class A)
  (1/70) *...........................................  2007      1.237          1.248               --
                                                       2006      1.000          1.237               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.483          1.554               --
                                                       2006      1.000          1.483               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.541          1.549               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.191          1.157               --
                                                       2006      1.000          1.191               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.739          1.691               --
                                                       2006      1.000          1.739               --

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.511          1.934               --
                                                       2006      1.000          1.511               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.214          1.073               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2007      1.173          1.224               --
                                                       2006      1.000          1.173               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2007      1.229          1.288               --
                                                       2006      1.000          1.229               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2007      1.075          1.097               --
                                                       2006      1.000          1.075               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70) *...........................................  2007      1.070          1.056               --
                                                       2006      1.000          1.070               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.263          1.387               --
                                                       2006      1.000          1.263               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.161          1.269               --
                                                       2006      1.000          1.161               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.915          2.007               --

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.379          1.456               --
                                                       2006      1.000          1.379               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.218          1.018               --
                                                       2006      1.000          1.218               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.114          1.178               --

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.411          1.453               --
                                                       2006      1.000          1.411               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.113          1.228               --
                                                       2006      1.000          1.113               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.149          1.202               --
                                                       2006      1.000          1.149               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2007      1.027          0.977               --
                                                       2006      1.000          1.027               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.235          1.459               --
                                                       2006      1.000          1.235               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.063          1.096               --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.025          1.057           54,757
                                                       2006      1.000          1.025           45,611

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.255          1.279               --
                                                       2006      1.000          1.255               --

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.308          1.336               --
                                                       2006      1.000          1.308               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.058          1.072               --
                                                       2006      1.000          1.058               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.041          1.078               --
                                                       2006      1.000          1.041               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.047          1.077               --
                                                       2006      1.000          1.047               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.052          1.077               --
                                                       2006      1.000          1.052               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.057          1.077               --
                                                       2006      1.000          1.057               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.289          1.317               --
                                                       2006      1.000          1.289               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.049          1.094               --
                                                       2006      0.996          1.049               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.067          1.142               --
                                                       2006      1.000          1.067               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.142          1.184               --
                                                       2006      1.000          1.142               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      1.063          1.090               --
                                                       2006      1.000          1.063               --

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      0.997          1.005               --
                                                       2005      0.988          0.997           53,019
                                                       2004      0.996          0.988           48,078
                                                       2003      1.000          0.996               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.090          1.151               --
                                                       2005      1.051          1.090               --
                                                       2004      0.993          1.051               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.089          1.110               --
                                                       2006      1.102          1.089               --
                                                       2005      1.100          1.102               --
                                                       2004      1.030          1.100               --
                                                       2003      1.000          1.030               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.066          1.137               --
                                                       2006      1.046          1.066               --
                                                       2005      1.041          1.046               --
                                                       2004      1.011          1.041               --
                                                       2003      1.000          1.011               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.780          1.926               --
                                                       2006      1.421          1.780               --
                                                       2005      1.290          1.421               --
                                                       2004      1.132          1.290               --
                                                       2003      1.000          1.132               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      1.725          1.840               --
                                                       2006      1.498          1.725               --
                                                       2005      1.427          1.498               --
                                                       2004      1.152          1.427               --
                                                       2003      1.000          1.152               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/03).............................................  2006      1.205          1.281               --
                                                       2005      1.129          1.205               --
                                                       2004      1.080          1.129               --
                                                       2003      1.000          1.080               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.104          1.175               --
                                                       2005      1.121          1.104               --
                                                       2004      1.075          1.121               --
                                                       2003      1.000          1.075               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.388          1.514               --
                                                       2005      1.258          1.388               --
                                                       2004      1.101          1.258               --
                                                       2003      1.000          1.101               --

  Travelers Equity Income Subaccount (6/03)..........  2006      1.217          1.278               --
                                                       2005      1.187          1.217               --
                                                       2004      1.101          1.187               --
                                                       2003      1.000          1.101               --

  Travelers Federated High Yield Subaccount (6/03)...  2006      1.148          1.176               --
                                                       2005      1.141          1.148               --
                                                       2004      1.054          1.141               --
                                                       2003      1.000          1.054               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.265          1.309               --
                                                       2005      1.224          1.265               --
                                                       2004      1.129          1.224               --
                                                       2003      1.000          1.129               --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.205          1.240               --
                                                       2005      1.130          1.205               --
                                                       2004      1.081          1.130               --
                                                       2003      1.000          1.081               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.072          1.138               --
                                                       2005      1.000          1.072               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (1/70)..................................  2006      1.013          1.016               --
                                                       2005      1.000          1.013               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (10/05).................................  2006      1.029          1.065               --
                                                       2005      0.988          1.029               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (8/05).......................  2006      1.031          1.075               --
                                                       2005      1.000          1.031               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.034          1.053               --
                                                       2005      1.000          1.034               --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.323          1.404               --
                                                       2005      1.204          1.323               --
                                                       2004      1.058          1.204               --
                                                       2003      1.000          1.058               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.199          1.267               --
                                                       2005      1.186          1.199               --
                                                       2004      1.059          1.186               --
                                                       2003      1.000          1.059               --

  Travelers MFS(R) Total Return Subaccount (6/03)....  2006      1.172          1.208               --
                                                       2005      1.160          1.172               --
                                                       2004      1.060          1.160               --
                                                       2003      1.000          1.060               --

  Travelers MFS(R) Value Subaccount (6/04)...........  2006      1.158          1.251               --
                                                       2005      1.109          1.158               --
                                                       2004      0.994          1.109               --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.378          1.581               --
                                                       2005      1.282          1.378               --
                                                       2004      1.129          1.282               --
                                                       2003      1.000          1.129               --

  Travelers Pioneer Fund Subaccount (4/03)...........  2006      1.240          1.315               --
                                                       2005      1.193          1.240               --
                                                       2004      1.094          1.193               --
                                                       2003      1.000          1.094               --

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.008          1.060               --
                                                       2005      0.979          1.008               --

  Travelers Pioneer Strategic Income Subaccount
  (7/04).............................................  2006      1.102          1.112               --
                                                       2005      1.083          1.102               --
                                                       2004      1.003          1.083               --

  Travelers Quality Bond Subaccount (6/03)...........  2006      1.024          1.014               --
                                                       2005      1.027          1.024               --
                                                       2004      1.013          1.027               --
                                                       2003      1.000          1.013               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.157          1.206               --
                                                       2005      1.156          1.157               --
                                                       2004      1.069          1.156               --
                                                       2003      1.000          1.069               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (1/70)..................................  2006      1.019          1.172               --
                                                       2005      1.000          1.019               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (1/70)..................................  2006      0.977          1.119               --
                                                       2005      1.000          0.977               --

  Travelers U.S. Government Securities Subaccount
  (7/04).............................................  2006      1.069          1.030               --
                                                       2005      1.044          1.069               --
                                                       2004      1.005          1.044               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.482          1.420               --
                                                       2006      1.301          1.482               --
                                                       2005      1.274          1.301               --
                                                       2004      1.105          1.274               --
                                                       2003      1.000          1.105               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.221          1.347               --
                                                       2006      1.165          1.221               --
                                                       2005      1.101          1.165               --
                                                       2004      1.081          1.101               --
                                                       2003      1.000          1.081               --






            PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT CHARGES 1.95%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.368          1.333                --
                                                       2005      1.215          1.368            76,128
                                                       2004      1.143          1.215            57,321
                                                       2003      1.000          1.143            33,967

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.936          2.180           731,687
                                                       2006      1.639          1.936           783,972
                                                       2005      1.465          1.639           820,648
                                                       2004      1.316          1.465           684,440
                                                       2003      1.000          1.316           261,302

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.707          1.880         1,907,445
                                                       2006      1.579          1.707         2,090,330
                                                       2005      1.386          1.579         2,115,528
                                                       2004      1.256          1.386         1,790,356
                                                       2003      1.000          1.256           691,962

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.591          1.639         1,684,610
                                                       2006      1.408          1.591         1,841,531
                                                       2005      1.357          1.408         1,889,366
                                                       2004      1.253          1.357         1,566,096
                                                       2003      1.000          1.253           495,335

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.649          1.629                --
                                                       2005      1.422          1.649            22,562
                                                       2004      1.213          1.422            15,303
                                                       2003      1.000          1.213                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.708          2.221                --
                                                       2005      1.625          1.708           388,585
                                                       2004      1.261          1.625           289,268
                                                       2003      1.000          1.261            90,838

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/03).....................................  2007      1.408          1.479           107,846
                                                       2006      1.232          1.408           109,620
                                                       2005      1.204          1.232           149,608
                                                       2004      1.168          1.204            98,654
                                                       2003      1.000          1.168            29,587

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/03).....................................  2007      1.477          1.288           120,591
                                                       2006      1.452          1.477           118,525
                                                       2005      1.399          1.452           117,063
                                                       2004      1.281          1.399           108,787
                                                       2003      1.000          1.281            56,422

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (12/03)................................  2006      1.305          1.417                --
                                                       2005      1.208          1.305           446,855
                                                       2004      1.078          1.208           321,886
                                                       2003      1.000          1.078                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.302          1.450                --
                                                       2005      1.206          1.302           227,130
                                                       2004      1.071          1.206           204,349
                                                       2003      1.000          1.071             5,414

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.746          2.008           624,924
                                                       2006      1.598          1.746           693,353
                                                       2005      1.397          1.598           649,169
                                                       2004      1.237          1.397           397,536
                                                       2003      1.000          1.237           136,542

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/03)...........................  2007      1.551          1.624                --
                                                       2006      1.390          1.551                --
                                                       2005      1.174          1.390                --
                                                       2004      1.182          1.174                --
                                                       2003      1.000          1.182                --

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      2.195          2.483           355,533
                                                       2006      1.991          2.195           347,472
                                                       2005      1.720          1.991           371,331
                                                       2004      1.407          1.720           327,966
                                                       2003      1.000          1.407            51,548

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.442          1.674                --
                                                       2005      1.330          1.442           466,293
                                                       2004      1.204          1.330           441,851
                                                       2003      1.000          1.204           255,327

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/03)........................  2007      2.833          3.577           154,626
                                                       2006      2.255          2.833           177,736
                                                       2005      1.804          2.255           177,911
                                                       2004      1.475          1.804           123,815
                                                       2003      1.000          1.475            13,517

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.996          2.260           482,919
                                                       2006      1.676          1.996           522,502
                                                       2005      1.551          1.676           522,836
                                                       2004      1.335          1.551           416,907
                                                       2003      1.126          1.335            79,691

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.609          1.922                --
                                                       2005      1.507          1.609           555,332
                                                       2004      1.324          1.507           438,284
                                                       2003      1.000          1.324           155,312

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.053          1.076                --
                                                       2005      1.060          1.053           105,098
                                                       2004      0.985          1.060            49,014

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/03).............................................  2006      1.224          1.263                --
                                                       2005      1.159          1.224           141,169
                                                       2004      1.092          1.159           145,168
                                                       2003      1.000          1.092           134,240

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (6/03)............................  2007      1.530          1.826               580
                                                       2006      1.467          1.530               614
                                                       2005      1.332          1.467               620
                                                       2004      1.189          1.332             3,282
                                                       2003      1.000          1.189             5,045

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/03).....................................  2007      1.577          1.882            25,693
                                                       2006      1.492          1.577            30,748
                                                       2005      1.363          1.492            29,930
                                                       2004      1.382          1.363            16,081
                                                       2003      1.000          1.382            14,925

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.535          1.646            23,100
                                                       2006      1.327          1.535            24,089
                                                       2005      1.282          1.327            23,784
                                                       2004      1.250          1.282            22,961
                                                       2003      1.000          1.250            28,030

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.529          1.711                --
                                                       2005      1.499          1.529           184,979
                                                       2004      1.331          1.499           132,785
                                                       2003      1.000          1.331            20,153

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.635          1.573           198,568

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.512          1.562            45,542

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.508          1.552           271,899
                                                       2006      1.336          1.508           274,543
                                                       2005      1.307          1.336           286,840
                                                       2004      1.209          1.307           337,970
                                                       2003      1.000          1.209           246,789

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.705          1.629           335,311

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.667          1.698           172,241
                                                       2006      1.437          1.667           197,461
                                                       2005      1.375          1.437           188,830
                                                       2004      1.271          1.375           183,675
                                                       2003      1.000          1.271            80,623

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.402          1.400           309,279

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/03).............................................  2007      1.832          1.976           319,927
                                                       2006      1.656          1.832           323,740
                                                       2005      1.610          1.656           322,871
                                                       2004      1.426          1.610           260,080
                                                       2003      1.000          1.426            77,943

  LMPVET Social Awareness Subaccount (8/04)..........  2007      1.128          1.227                --
                                                       2006      1.068          1.128                --
                                                       2005      1.043          1.068                --
                                                       2004      0.919          1.043                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (1/04)....  2007      1.015          1.008           124,126
                                                       2006      0.994          1.015           122,193
                                                       2005      0.990          0.994           100,113
                                                       2004      0.998          0.990            52,196
                                                       2003      1.000          0.998                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.641          1.720                --
                                                       2006      1.417          1.641           326,378
                                                       2005      1.388          1.417           288,254
                                                       2004      1.307          1.388           152,707
                                                       2003      1.000          1.307            53,760

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.357          1.412                --
                                                       2006      1.327          1.357           315,836
                                                       2005      1.286          1.327           379,349
                                                       2004      1.305          1.286           381,924
                                                       2003      1.000          1.305           157,503

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/03).............................................  2007      1.595          1.650                --
                                                       2006      1.465          1.595           198,608
                                                       2005      1.359          1.465           196,208
                                                       2004      1.270          1.359           145,422
                                                       2003      1.000          1.270            22,271

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.459          1.523                --
                                                       2006      1.324          1.459            50,947
                                                       2005      1.303          1.324            51,629
                                                       2004      1.225          1.303            52,003
                                                       2003      1.000          1.225            53,428

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.595          1.656                --
                                                       2006      1.387          1.595           370,060
                                                       2005      1.370          1.387           398,505
                                                       2004      1.240          1.370           293,959
                                                       2003      1.000          1.240           150,255

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.783          1.963                --
                                                       2006      1.620          1.783           586,174
                                                       2005      1.527          1.620           600,923
                                                       2004      1.255          1.527           429,112
                                                       2003      1.000          1.255            64,540

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.078          1.111                --
                                                       2005      1.058          1.078            21,707
                                                       2004      0.982          1.058            16,829

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.692          1.759            51,890
                                                       2006      1.000          1.692            58,027

  MIST BlackRock High Yield Subaccount (Class A)
  (1/70) *...........................................  2007      1.297          1.307           345,096
                                                       2006      1.000          1.297           300,390

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.621          1.698                --
                                                       2006      1.000          1.621           139,640

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.684          1.692           133,518

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.190          1.155                --
                                                       2006      1.000          1.190                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.942          1.888           133,502
                                                       2006      1.000          1.942           136,797

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.667          2.132            19,584
                                                       2006      1.000          1.667            17,065

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.213          1.072                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2007      1.171          1.221            18,337
                                                       2006      1.000          1.171            14,297

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2007      1.299          1.361           412,244
                                                       2006      1.000          1.299           428,505

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2007      1.075          1.096         1,332,937
                                                       2006      1.000          1.075           843,312

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70) *...........................................  2007      1.069          1.055           907,285
                                                       2006      1.000          1.069                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.428          1.567            77,910
                                                       2006      1.000          1.428            77,724

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.160          1.267                --
                                                       2006      1.000          1.160                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.179          2.283            23,772

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.377          1.454            72,907
                                                       2006      1.000          1.377            74,826

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.217          1.017           711,275
                                                       2006      1.000          1.217           709,524

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.128          1.191           604,820

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.531          1.576            61,089
                                                       2006      1.000          1.531            62,511

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.112          1.227                --
                                                       2006      1.000          1.112                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.148          1.200           122,547
                                                       2006      1.000          1.148           119,907

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2007      1.026          0.976           870,986
                                                       2006      1.000          1.026           614,139

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.489          1.758           134,602
                                                       2006      1.000          1.489           136,431

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.061          1.093           232,938

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.019          1.050           545,320
                                                       2006      1.000          1.019           475,021

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.374          1.401            73,461
                                                       2006      1.000          1.374            68,093

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.461          1.491           390,695
                                                       2006      1.000          1.461           399,105

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.058          1.071             9,556
                                                       2006      1.000          1.058             9,564

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.040          1.077                --
                                                       2006      1.000          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.047          1.076            68,618
                                                       2006      1.000          1.047             4,512

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.052          1.076           178,829
                                                       2006      1.000          1.052           209,981

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.057          1.076           234,006
                                                       2006      1.000          1.057           499,361

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.363          1.393         1,537,088
                                                       2006      1.000          1.363         1,719,667

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.049          1.093         1,455,163
                                                       2006      0.996          1.049         1,551,940

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.066          1.141            91,942
                                                       2006      1.000          1.066            93,481

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.140          1.182                --
                                                       2006      1.000          1.140           108,938

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      1.062          1.088            60,894
                                                       2006      1.000          1.062            62,685

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      0.991          0.999                --
                                                       2005      0.982          0.991           335,009
                                                       2004      0.992          0.982           664,582
                                                       2003      1.000          0.992         1,238,826

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.089          1.149                --
                                                       2005      1.050          1.089            38,410
                                                       2004      0.993          1.050             1,267

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.102          1.123                --
                                                       2006      1.116          1.102           621,037
                                                       2005      1.115          1.116           696,035
                                                       2004      1.044          1.115           671,266
                                                       2003      1.000          1.044           400,960

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.063          1.134         1,197,249
                                                       2006      1.044          1.063         1,194,973
                                                       2005      1.039          1.044         1,193,923
                                                       2004      1.010          1.039           895,412
                                                       2003      1.000          1.010           487,827

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.026          2.191                --
                                                       2006      1.618          2.026            24,532
                                                       2005      1.470          1.618            21,552
                                                       2004      1.290          1.470            21,554
                                                       2003      1.000          1.290             5,574

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      2.132          2.274                --
                                                       2006      1.853          2.132           149,563
                                                       2005      1.765          1.853           168,948
                                                       2004      1.426          1.765           126,793
                                                       2003      1.000          1.426            22,984

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/03).............................................  2006      1.362          1.448                --
                                                       2005      1.277          1.362            78,185
                                                       2004      1.223          1.277            49,333
                                                       2003      1.000          1.223            18,988

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.167          1.243                --
                                                       2005      1.186          1.167           430,055
                                                       2004      1.138          1.186           452,909
                                                       2003      1.000          1.138           266,075

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.632          1.781                --
                                                       2005      1.480          1.632            67,453
                                                       2004      1.296          1.480            61,285
                                                       2003      1.000          1.296            26,704

  Travelers Equity Income Subaccount (6/03)..........  2006      1.360          1.427                --
                                                       2005      1.327          1.360           415,783
                                                       2004      1.232          1.327           352,257
                                                       2003      1.000          1.232            50,668

  Travelers Federated High Yield Subaccount (6/03)...  2006      1.204          1.233                --
                                                       2005      1.197          1.204           349,190
                                                       2004      1.106          1.197           309,883
                                                       2003      1.000          1.106            94,283

  Travelers Federated Stock Subaccount (6/03)........  2006      1.398          1.446                --
                                                       2005      1.353          1.398            86,318
                                                       2004      1.248          1.353            75,190
                                                       2003      1.000          1.248            14,789

  Travelers Large Cap Subaccount (6/03)..............  2006      1.320          1.359                --
                                                       2005      1.239          1.320            77,581
                                                       2004      1.186          1.239            53,294
                                                       2003      1.000          1.186            26,870

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.071          1.138                --
                                                       2005      1.000          1.071                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (1/70)..................................  2006      1.013          1.015                --
                                                       2005      1.000          1.013                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (10/05).................................  2006      1.029          1.064                --
                                                       2005      0.988          1.029           197,649

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (8/05).......................  2006      1.031          1.074                --
                                                       2005      1.000          1.031           226,033

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.033          1.052                --
                                                       2005      1.000          1.033                --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.447          1.534                --
                                                       2005      1.317          1.447           154,498
                                                       2004      1.158          1.317           121,322
                                                       2003      1.000          1.158             7,669

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.446          1.528                --
                                                       2005      1.431          1.446           134,959
                                                       2004      1.279          1.431            90,284
                                                       2003      1.000          1.279            36,105

  Travelers MFS(R) Total Return Subaccount (6/03)....  2006      1.240          1.278                --
                                                       2005      1.228          1.240         1,711,027
                                                       2004      1.123          1.228         1,513,280
                                                       2003      1.000          1.123           970,000

  Travelers MFS(R) Value Subaccount (6/04)...........  2006      1.157          1.249                --
                                                       2005      1.109          1.157            62,584
                                                       2004      0.994          1.109             2,842

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.540          1.766                --
                                                       2005      1.433          1.540           122,558
                                                       2004      1.263          1.433           106,614
                                                       2003      1.000          1.263            68,937

  Travelers Pioneer Fund Subaccount (4/03)...........  2006      1.346          1.427                --
                                                       2005      1.295          1.346            57,818
                                                       2004      1.188          1.295            22,967
                                                       2003      1.000          1.188                --

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.008          1.059                --
                                                       2005      0.979          1.008                --

  Travelers Pioneer Strategic Income Subaccount
  (7/04).............................................  2006      1.101          1.111                --
                                                       2005      1.083          1.101           100,355
                                                       2004      1.003          1.083            11,962

  Travelers Quality Bond Subaccount (6/03)...........  2006      1.022          1.012                --
                                                       2005      1.026          1.022           339,906
                                                       2004      1.013          1.026           348,721
                                                       2003      1.000          1.013           205,630

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.326          1.382                --
                                                       2005      1.325          1.326            52,705
                                                       2004      1.225          1.325            52,176
                                                       2003      1.000          1.225            70,388

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (1/70)..................................  2006      1.019          1.172                --
                                                       2005      1.000          1.019                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (1/70)..................................  2006      0.977          1.119                --
                                                       2005      1.000          0.977                --

  Travelers U.S. Government Securities Subaccount
  (7/04).............................................  2006      1.068          1.029                --
                                                       2005      1.044          1.068            58,514
                                                       2004      1.005          1.044             9,695

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.683          1.612           626,264
                                                       2006      1.479          1.683           694,809
                                                       2005      1.448          1.479           718,642
                                                       2004      1.258          1.448           514,187
                                                       2003      1.000          1.258           226,035

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.336          1.473            14,936
                                                       2006      1.276          1.336            14,832
                                                       2005      1.206          1.276            14,441
                                                       2004      1.185          1.206            13,807
                                                       2003      1.000          1.185            17,407






            PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT CHARGES 2.00%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.194          1.163               --
                                                       2005      1.060          1.194               --
                                                       2004      1.000          1.060               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.472          1.657               --
                                                       2006      1.247          1.472               --
                                                       2005      1.115          1.247               --
                                                       2004      1.000          1.115               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.339          1.474               --
                                                       2006      1.239          1.339               --
                                                       2005      1.088          1.239               --
                                                       2004      1.000          1.088               --

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.250          1.287               --
                                                       2006      1.107          1.250               --
                                                       2005      1.067          1.107               --
                                                       2004      1.000          1.067               --

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.357          1.341               --
                                                       2005      1.172          1.357               --
                                                       2004      1.000          1.172               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.355          1.762               --
                                                       2005      1.290          1.355               --
                                                       2004      1.000          1.290               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/03).....................................  2007      1.197          1.257               --
                                                       2006      1.048          1.197               --
                                                       2005      1.024          1.048               --
                                                       2004      1.000          1.024               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/03).....................................  2007      1.156          1.008               --
                                                       2006      1.136          1.156               --
                                                       2005      1.096          1.136               --
                                                       2004      1.000          1.096               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (12/03)................................  2006      1.208          1.312               --
                                                       2005      1.119          1.208               --
                                                       2004      1.000          1.119               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.210          1.347               --
                                                       2005      1.121          1.210               --
                                                       2004      1.000          1.121               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.385          1.593               --
                                                       2006      1.268          1.385               --
                                                       2005      1.109          1.268               --
                                                       2004      1.000          1.109               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/03)...........................  2007      1.375          1.438               --
                                                       2006      1.232          1.375               --
                                                       2005      1.042          1.232               --
                                                       2004      1.000          1.042               --

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      1.567          1.772               --
                                                       2006      1.422          1.567               --
                                                       2005      1.229          1.422               --
                                                       2004      1.000          1.229               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.195          1.386               --
                                                       2005      1.102          1.195               --
                                                       2004      1.000          1.102               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/03)........................  2007      1.982          2.502               --
                                                       2006      1.579          1.982               --
                                                       2005      1.264          1.579               --
                                                       2004      1.000          1.264               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.489          1.685           27,739
                                                       2006      1.251          1.489           29,128
                                                       2005      1.158          1.251           30,056
                                                       2004      1.000          1.158           14,320

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.197          1.429               --
                                                       2005      1.122          1.197               --
                                                       2004      1.000          1.122               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.071          1.093               --
                                                       2005      1.078          1.071               --
                                                       2004      1.000          1.078               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/03).............................................  2006      1.130          1.165               --
                                                       2005      1.070          1.130               --
                                                       2004      1.000          1.070               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (6/03)............................  2007      1.194          1.425               --
                                                       2006      1.146          1.194               --
                                                       2005      1.041          1.146               --
                                                       2004      1.000          1.041               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/03).....................................  2007      1.219          1.454               --
                                                       2006      1.153          1.219               --
                                                       2005      1.054          1.153               --
                                                       2004      1.000          1.054               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.303          1.396               --
                                                       2006      1.127          1.303               --
                                                       2005      1.089          1.127               --
                                                       2004      1.000          1.089               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.150          1.286               --
                                                       2005      1.128          1.150               --
                                                       2004      1.000          1.128               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.269          1.221               --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.238          1.278               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.236          1.271               --
                                                       2006      1.095          1.236               --
                                                       2005      1.072          1.095               --
                                                       2004      1.000          1.072               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.299          1.241           11,984

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.309          1.333               --
                                                       2006      1.129          1.309               --
                                                       2005      1.082          1.129               --
                                                       2004      1.000          1.082               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.080          1.079               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/03).............................................  2007      1.328          1.432               --
                                                       2006      1.201          1.328               --
                                                       2005      1.168          1.201               --
                                                       2004      1.000          1.168               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Social Awareness Subaccount (8/04)..........  2007      1.164          1.265               --
                                                       2006      1.103          1.164               --
                                                       2005      1.077          1.103               --
                                                       2004      0.949          1.077               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (1/04)....  2007      1.024          1.017               --
                                                       2006      1.003          1.024               --
                                                       2005      1.000          1.003               --
                                                       2004      1.000          1.000               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.251          1.310               --
                                                       2006      1.080          1.251               --
                                                       2005      1.059          1.080               --
                                                       2004      1.000          1.059               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.046          1.088               --
                                                       2006      1.024          1.046               --
                                                       2005      0.993          1.024               --
                                                       2004      1.000          0.993               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/03).............................................  2007      1.239          1.281               --
                                                       2006      1.138          1.239               --
                                                       2005      1.056          1.138               --
                                                       2004      1.000          1.056               --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.195          1.246               --
                                                       2006      1.084          1.195               --
                                                       2005      1.067          1.084               --
                                                       2004      1.000          1.067               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.282          1.330               --
                                                       2006      1.115          1.282               --
                                                       2005      1.102          1.115               --
                                                       2004      1.000          1.102               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.357          1.494               --
                                                       2006      1.234          1.357               --
                                                       2005      1.163          1.234               --
                                                       2004      1.000          1.163               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.093          1.126               --
                                                       2005      1.074          1.093               --
                                                       2004      1.000          1.074               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.280          1.330               --
                                                       2006      1.000          1.280               --

  MIST BlackRock High Yield Subaccount (Class A)
  (1/70) *...........................................  2007      1.169          1.178               --
                                                       2006      1.000          1.169               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.385          1.451               --
                                                       2006      1.000          1.385               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.438          1.445               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.189          1.154               --
                                                       2006      1.000          1.189               --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.553          1.509               --
                                                       2006      1.000          1.553               --

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.371          1.754               --
                                                       2006      1.000          1.371               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.212          1.071               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2007      1.187          1.237               --
                                                       2006      1.000          1.187               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2007      1.143          1.197               --
                                                       2006      1.000          1.143               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2007      1.075          1.095               --
                                                       2006      1.000          1.075               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70) *...........................................  2007      1.069          1.054               --
                                                       2006      1.000          1.069               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.180          1.294               --
                                                       2006      1.000          1.180               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.159          1.266               --
                                                       2006      1.000          1.159               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.720          1.801               --

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.400          1.477               --
                                                       2006      1.000          1.400               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.217          1.016               --
                                                       2006      1.000          1.217               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.081          1.141               --

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.293          1.331               --
                                                       2006      1.000          1.293               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.112          1.226               --
                                                       2006      1.000          1.112               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.171          1.224               --
                                                       2006      1.000          1.171               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2007      1.026          0.975               --
                                                       2006      1.000          1.026               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.118          1.319               --
                                                       2006      1.000          1.118               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.068          1.100               --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.032          1.063           48,207
                                                       2006      1.000          1.032           46,878

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.164          1.186               --
                                                       2006      1.000          1.164               --

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.214          1.238               --
                                                       2006      1.000          1.214               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.057          1.070               --
                                                       2006      1.000          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.040          1.076               --
                                                       2006      1.000          1.040               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.046          1.075               --
                                                       2006      1.000          1.046               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.052          1.076               --
                                                       2006      1.000          1.052               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.057          1.075               --
                                                       2006      1.000          1.057               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.218          1.243               --
                                                       2006      1.000          1.218               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.048          1.092               --
                                                       2006      0.996          1.048               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.066          1.140               --
                                                       2006      1.000          1.066               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.158          1.201               --
                                                       2006      1.000          1.158               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      1.092          1.118               --
                                                       2006      1.000          1.092               --

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      1.005          1.012               --
                                                       2005      0.996          1.005            4,343
                                                       2004      1.000          0.996            1,374

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.104          1.165               --
                                                       2005      1.065          1.104               --
                                                       2004      1.007          1.065               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.056          1.076               --
                                                       2006      1.070          1.056               --
                                                       2005      1.070          1.070               --
                                                       2004      1.000          1.070               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.069          1.140               --
                                                       2006      1.051          1.069               --
                                                       2005      1.046          1.051               --
                                                       2004      1.000          1.046               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.599          1.729               --
                                                       2006      1.277          1.599               --
                                                       2005      1.161          1.277               --
                                                       2004      1.000          1.161               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      1.442          1.538               --
                                                       2006      1.254          1.442               --
                                                       2005      1.195          1.254               --
                                                       2004      1.000          1.195               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/03).............................................  2006      1.126          1.198               --
                                                       2005      1.057          1.126               --
                                                       2004      1.000          1.057               --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.027          1.094               --
                                                       2005      1.044          1.027               --
                                                       2004      1.000          1.044               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.235          1.348               --
                                                       2005      1.121          1.235               --
                                                       2004      1.000          1.121               --

  Travelers Equity Income Subaccount (6/03)..........  2006      1.131          1.187               --
                                                       2005      1.104          1.131               --
                                                       2004      1.000          1.104               --

  Travelers Federated High Yield Subaccount (6/03)...  2006      1.086          1.112               --
                                                       2005      1.080          1.086               --
                                                       2004      1.000          1.080               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.116          1.155               --
                                                       2005      1.081          1.116               --
                                                       2004      1.000          1.081               --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.119          1.152               --
                                                       2005      1.050          1.119               --
                                                       2004      1.000          1.050               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.071          1.137               --
                                                       2005      1.000          1.071               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (1/70)..................................  2006      1.013          1.015               --
                                                       2005      1.000          1.013               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate
  Subaccount (10/05).................................  2006      1.029          1.064               --
                                                       2005      0.988          1.029               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (8/05).......................  2006      1.031          1.074               --
                                                       2005      1.000          1.031               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.033          1.052               --
                                                       2005      1.000          1.033               --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.237          1.312               --
                                                       2005      1.126          1.237               --
                                                       2004      1.000          1.126               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.086          1.148               --
                                                       2005      1.075          1.086               --
                                                       2004      1.000          1.075               --

  Travelers MFS(R) Total Return Subaccount (6/03)....  2006      1.108          1.142               --
                                                       2005      1.098          1.108               --
                                                       2004      1.000          1.098               --

  Travelers MFS(R) Value Subaccount (6/04)...........  2006      1.178          1.271               --
                                                       2005      1.128          1.178               --
                                                       2004      1.012          1.128               --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.232          1.413               --
                                                       2005      1.147          1.232               --
                                                       2004      1.000          1.147               --

  Travelers Pioneer Fund Subaccount (4/03)...........  2006      1.138          1.206               --
                                                       2005      1.095          1.138               --
                                                       2004      1.000          1.095               --

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.008          1.059               --
                                                       2005      0.979          1.008               --

  Travelers Pioneer Strategic Income Subaccount
  (7/04).............................................  2006      1.124          1.134               --
                                                       2005      1.106          1.124               --
                                                       2004      1.024          1.106               --

  Travelers Quality Bond Subaccount (6/03)...........  2006      1.030          1.019               --
                                                       2005      1.034          1.030               --
                                                       2004      1.000          1.034               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.100          1.146               --
                                                       2005      1.100          1.100               --
                                                       2004      1.000          1.100               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (1/70)..................................  2006      1.019          1.171               --
                                                       2005      1.000          1.019               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (1/70)..................................  2006      0.976          1.118               --
                                                       2005      1.000          0.976               --

  Travelers U.S. Government Securities Subaccount
  (7/04).............................................  2006      1.099          1.058               --
                                                       2005      1.074          1.099               --
                                                       2004      1.035          1.074               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.315          1.259               --
                                                       2006      1.156          1.315               --
                                                       2005      1.133          1.156               --
                                                       2004      1.000          1.133               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.151          1.268               --
                                                       2006      1.099          1.151               --
                                                       2005      1.040          1.099               --
                                                       2004      1.000          1.040               --






            PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT CHARGES 2.05%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.365          1.329               --
                                                       2005      1.213          1.365               --
                                                       2004      1.143          1.213               --
                                                       2003      1.000          1.143               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.929          2.170          121,917
                                                       2006      1.635          1.929          126,011
                                                       2005      1.463          1.635           61,980
                                                       2004      1.316          1.463           25,584
                                                       2003      1.000          1.316            2,551

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.700          1.871          154,917
                                                       2006      1.575          1.700          158,573
                                                       2005      1.383          1.575           94,416
                                                       2004      1.255          1.383           57,392
                                                       2003      1.000          1.255           32,377

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.585          1.631           57,697
                                                       2006      1.404          1.585           59,629
                                                       2005      1.354          1.404           58,246
                                                       2004      1.253          1.354           28,482
                                                       2003      1.000          1.253            2,669

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.644          1.625               --
                                                       2005      1.420          1.644            2,102
                                                       2004      1.213          1.420            2,273
                                                       2003      1.000          1.213            2,224

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.703          2.213               --
                                                       2005      1.622          1.703           33,530
                                                       2004      1.260          1.622            1,293
                                                       2003      1.000          1.260            1,437

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/03).....................................  2007      1.402          1.472            2,521
                                                       2006      1.229          1.402            3,180
                                                       2005      1.202          1.229            3,180
                                                       2004      1.168          1.202            3,180
                                                       2003      1.000          1.168            3,182

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/03).....................................  2007      1.472          1.282            6,331
                                                       2006      1.448          1.472            5,644
                                                       2005      1.397          1.448            5,487
                                                       2004      1.280          1.397            5,472
                                                       2003      1.000          1.280               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (12/03)................................  2006      1.302          1.414               --
                                                       2005      1.206          1.302          112,752
                                                       2004      1.078          1.206               --
                                                       2003      1.000          1.078               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.299          1.446               --
                                                       2005      1.204          1.299            7,091
                                                       2004      1.071          1.204            1,347
                                                       2003      1.000          1.071               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.740          1.999           89,691
                                                       2006      1.593          1.740           95,873
                                                       2005      1.394          1.593          103,184
                                                       2004      1.236          1.394           32,401
                                                       2003      1.000          1.236           18,523

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/03)...........................  2007      1.546          1.616            2,955
                                                       2006      1.386          1.546            2,973
                                                       2005      1.172          1.386            3,062
                                                       2004      1.181          1.172            5,381
                                                       2003      1.000          1.181            3,321

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      2.187          2.471           85,628
                                                       2006      1.986          2.187           88,522
                                                       2005      1.718          1.986           39,110
                                                       2004      1.406          1.718           22,714
                                                       2003      1.000          1.406            4,662

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.438          1.668               --
                                                       2005      1.328          1.438           31,377
                                                       2004      1.203          1.328           35,914
                                                       2003      1.000          1.203           31,215

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/03)........................  2007      2.822          3.561            8,695
                                                       2006      2.249          2.822            9,380
                                                       2005      1.801          2.249            6,167
                                                       2004      1.474          1.801               --
                                                       2003      1.000          1.474               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.989          2.250            8,061
                                                       2006      1.672          1.989            8,800
                                                       2005      1.549          1.672            9,377
                                                       2004      1.334          1.549               --
                                                       2003      1.126          1.334               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.604          1.915               --
                                                       2005      1.504          1.604           22,885
                                                       2004      1.323          1.504               --
                                                       2003      1.000          1.323               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.052          1.074               --
                                                       2005      1.059          1.052           24,397
                                                       2004      0.984          1.059           13,666

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/03).............................................  2006      1.221          1.259               --
                                                       2005      1.157          1.221            9,562
                                                       2004      1.091          1.157            3,288
                                                       2003      1.000          1.091            3,290

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (6/03)............................  2007      1.524          1.817               --
                                                       2006      1.463          1.524               --
                                                       2005      1.329          1.463               --
                                                       2004      1.188          1.329               --
                                                       2003      1.000          1.188               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/03).....................................  2007      1.572          1.874               --
                                                       2006      1.488          1.572               --
                                                       2005      1.361          1.488               --
                                                       2004      1.382          1.361               --
                                                       2003      1.000          1.382               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.529          1.638               --
                                                       2006      1.324          1.529               --
                                                       2005      1.280          1.324               --
                                                       2004      1.250          1.280               --
                                                       2003      1.000          1.250               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.525          1.705               --
                                                       2005      1.497          1.525           16,444
                                                       2004      1.330          1.497            1,074
                                                       2003      1.000          1.330               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.628          1.565           65,129

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.506          1.555           39,788

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.503          1.545           11,391
                                                       2006      1.333          1.503           12,700
                                                       2005      1.305          1.333           13,780
                                                       2004      1.208          1.305            4,962
                                                       2003      1.000          1.208               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.698          1.621               --

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.661          1.690               --
                                                       2006      1.433          1.661               --
                                                       2005      1.373          1.433               --
                                                       2004      1.270          1.373               --
                                                       2003      1.000          1.270               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.396          1.394            2,364

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/03).............................................  2007      1.825          1.967               --
                                                       2006      1.652          1.825               --
                                                       2005      1.607          1.652               --
                                                       2004      1.425          1.607               --
                                                       2003      1.000          1.425               --

  LMPVET Social Awareness Subaccount (8/04)..........  2007      1.125          1.222               --
                                                       2006      1.066          1.125               --
                                                       2005      1.043          1.066               --
                                                       2004      0.919          1.043               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (1/04)....  2007      1.011          1.004            4,377
                                                       2006      0.991          1.011            4,647
                                                       2005      0.989          0.991            4,704
                                                       2004      0.997          0.989            1,609
                                                       2003      1.000          0.997               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.635          1.713               --
                                                       2006      1.413          1.635               --
                                                       2005      1.386          1.413               --
                                                       2004      1.306          1.386               --
                                                       2003      1.000          1.306               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.352          1.406               --
                                                       2006      1.324          1.352            2,981
                                                       2005      1.284          1.324            2,981
                                                       2004      1.304          1.284            2,981
                                                       2003      1.000          1.304            2,983

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/03).............................................  2007      1.589          1.643               --
                                                       2006      1.461          1.589           65,132
                                                       2005      1.357          1.461               --
                                                       2004      1.269          1.357               --
                                                       2003      1.000          1.269               --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.454          1.516               --
                                                       2006      1.320          1.454           40,605
                                                       2005      1.300          1.320           41,206
                                                       2004      1.225          1.300           41,306
                                                       2003      1.000          1.225               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.589          1.649               --
                                                       2006      1.383          1.589            9,846
                                                       2005      1.367          1.383            7,040
                                                       2004      1.239          1.367               --
                                                       2003      1.000          1.239               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.777          1.956               --
                                                       2006      1.616          1.777           73,516
                                                       2005      1.524          1.616           74,258
                                                       2004      1.254          1.524            9,979
                                                       2003      1.000          1.254               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.076          1.109               --
                                                       2005      1.058          1.076               --
                                                       2004      0.982          1.058               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.685          1.751              370
                                                       2006      1.000          1.685              372

  MIST BlackRock High Yield Subaccount (Class A)
  (1/70) *...........................................  2007      1.292          1.301           33,547
                                                       2006      1.000          1.292           11,401

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.615          1.691               --
                                                       2006      1.000          1.615               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.677          1.684               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.188          1.153               --
                                                       2006      1.000          1.188               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.935          1.879            8,328
                                                       2006      1.000          1.935            8,731

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.661          2.122           63,405
                                                       2006      1.000          1.661           63,685

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.211          1.070               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2007      1.168          1.217               --
                                                       2006      1.000          1.168               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2007      1.295          1.355           13,236
                                                       2006      1.000          1.295           12,940

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2007      1.074          1.094           58,778
                                                       2006      1.000          1.074           43,352

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70) *...........................................  2007      1.069          1.053          119,588
                                                       2006      1.000          1.069               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.422          1.559               --
                                                       2006      1.000          1.422               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.159          1.264               --
                                                       2006      1.000          1.159               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.171          2.273           11,331

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.374          1.448           61,776
                                                       2006      1.000          1.374           63,316

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.216          1.015           67,930
                                                       2006      1.000          1.216           59,556

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.123          1.186          106,082

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.525          1.569               --
                                                       2006      1.000          1.525               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.111          1.225               --
                                                       2006      1.000          1.111               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.145          1.196          160,464
                                                       2006      1.000          1.145          155,771

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2007      1.026          0.974           79,931
                                                       2006      1.000          1.026           45,175

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.483          1.750            7,503
                                                       2006      1.000          1.483            9,291

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.057          1.088           37,288

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.015          1.045            8,925
                                                       2006      1.000          1.015            1,436

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.369          1.394            6,244
                                                       2006      1.000          1.369            6,935

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.455          1.484            6,829
                                                       2006      1.000          1.455            6,862

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.057          1.069               --
                                                       2006      1.000          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.040          1.075               --
                                                       2006      1.000          1.040               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.046          1.074               --
                                                       2006      1.000          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.051          1.075               --
                                                       2006      1.000          1.051               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.056          1.074           52,691
                                                       2006      1.000          1.056           52,432

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.358          1.386           72,733
                                                       2006      1.000          1.358           73,221

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.048          1.091          179,477
                                                       2006      0.996          1.048          184,060

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.066          1.139               --
                                                       2006      1.000          1.066               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.137          1.179               --
                                                       2006      1.000          1.137           25,351

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      1.059          1.084           11,472
                                                       2006      1.000          1.059           11,091

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      0.989          0.996               --
                                                       2005      0.981          0.989           11,522
                                                       2004      0.991          0.981               --
                                                       2003      1.000          0.991           84,229

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.087          1.147               --
                                                       2005      1.050          1.087               --
                                                       2004      0.993          1.050               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.098          1.119               --
                                                       2006      1.113          1.098          100,782
                                                       2005      1.113          1.113           90,060
                                                       2004      1.043          1.113               --
                                                       2003      1.000          1.043               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.059          1.129           97,728
                                                       2006      1.041          1.059           96,173
                                                       2005      1.038          1.041           41,569
                                                       2004      1.010          1.038           20,501
                                                       2003      1.000          1.010           11,430

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.019          2.182               --
                                                       2006      1.613          2.019           11,397
                                                       2005      1.468          1.613            5,412
                                                       2004      1.289          1.468              737
                                                       2003      1.000          1.289              718

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      2.124          2.265               --
                                                       2006      1.848          2.124           17,440
                                                       2005      1.762          1.848           24,273
                                                       2004      1.425          1.762           22,493
                                                       2003      1.000          1.425           14,203

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/03).............................................  2006      1.358          1.444               --
                                                       2005      1.275          1.358               --
                                                       2004      1.222          1.275               --
                                                       2003      1.000          1.222               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.164          1.239               --
                                                       2005      1.184          1.164           13,086
                                                       2004      1.137          1.184           12,267
                                                       2003      1.000          1.137               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.628          1.775               --
                                                       2005      1.478          1.628               --
                                                       2004      1.295          1.478               --
                                                       2003      1.000          1.295               --

  Travelers Equity Income Subaccount (6/03)..........  2006      1.356          1.423               --
                                                       2005      1.325          1.356            4,914
                                                       2004      1.231          1.325           11,007
                                                       2003      1.000          1.231           11,008

  Travelers Federated High Yield Subaccount (6/03)...  2006      1.201          1.229               --
                                                       2005      1.195          1.201           10,638
                                                       2004      1.105          1.195            4,629
                                                       2003      1.000          1.105            3,286

  Travelers Federated Stock Subaccount (6/03)........  2006      1.394          1.441               --
                                                       2005      1.351          1.394               --
                                                       2004      1.247          1.351               --
                                                       2003      1.000          1.247               --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.317          1.355               --
                                                       2005      1.236          1.317            6,971
                                                       2004      1.185          1.236            2,610
                                                       2003      1.000          1.185               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.071          1.137               --
                                                       2005      1.000          1.071               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (1/70)..................................  2006      1.012          1.015               --
                                                       2005      1.000          1.012               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (10/05).................................  2006      1.028          1.063               --
                                                       2005      0.988          1.028               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (8/05).......................  2006      1.031          1.073               --
                                                       2005      1.000          1.031           49,050

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.033          1.051               --
                                                       2005      1.000          1.033               --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.443          1.530               --
                                                       2005      1.314          1.443               --
                                                       2004      1.158          1.314               --
                                                       2003      1.000          1.158               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.442          1.524               --
                                                       2005      1.428          1.442            9,318
                                                       2004      1.278          1.428            5,261
                                                       2003      1.000          1.278            2,979

  Travelers MFS(R) Total Return Subaccount (6/03)....  2006      1.236          1.274               --
                                                       2005      1.226          1.236          102,186
                                                       2004      1.122          1.226           70,997
                                                       2003      1.000          1.122           50,015

  Travelers MFS(R) Value Subaccount (6/04)...........  2006      1.156          1.247               --
                                                       2005      1.108          1.156           58,498
                                                       2004      0.994          1.108            2,920

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.536          1.761               --
                                                       2005      1.431          1.536           11,607
                                                       2004      1.262          1.431            2,269
                                                       2003      1.000          1.262               --

  Travelers Pioneer Fund Subaccount (4/03)...........  2006      1.343          1.423               --
                                                       2005      1.293          1.343               --
                                                       2004      1.188          1.293               --
                                                       2003      1.000          1.188               --

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.007          1.059               --
                                                       2005      0.979          1.007               --

  Travelers Pioneer Strategic Income Subaccount
  (7/04).............................................  2006      1.099          1.108               --
                                                       2005      1.082          1.099          128,149
                                                       2004      1.003          1.082            2,982

  Travelers Quality Bond Subaccount (6/03)...........  2006      1.020          1.009               --
                                                       2005      1.024          1.020           45,111
                                                       2004      1.012          1.024           42,828
                                                       2003      1.000          1.012           15,104

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.322          1.378               --
                                                       2005      1.323          1.322               --
                                                       2004      1.225          1.323               --
                                                       2003      1.000          1.225               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (1/70)..................................  2006      1.018          1.171               --
                                                       2005      1.000          1.018               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (1/70)..................................  2006      0.976          1.118               --
                                                       2005      1.000          0.976               --

  Travelers U.S. Government Securities Subaccount
  (7/04).............................................  2006      1.066          1.027               --
                                                       2005      1.043          1.066           10,015
                                                       2004      1.005          1.043               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.677          1.604           52,356
                                                       2006      1.475          1.677           49,957
                                                       2005      1.446          1.475           55,251
                                                       2004      1.257          1.446           38,593
                                                       2003      1.000          1.257           33,659

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.331          1.466               --
                                                       2006      1.272          1.331               --
                                                       2005      1.204          1.272               --
                                                       2004      1.184          1.204               --
                                                       2003      1.000          1.184               --






            PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT CHARGES 2.15%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.361          1.324               --
                                                       2005      1.211          1.361               --
                                                       2004      1.142          1.211               --
                                                       2003      1.000          1.142               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.922          2.160           71,646
                                                       2006      1.630          1.922           72,164
                                                       2005      1.460          1.630           32,233
                                                       2004      1.315          1.460           30,180
                                                       2003      1.000          1.315               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.694          1.863          222,656
                                                       2006      1.570          1.694          231,007
                                                       2005      1.381          1.570          286,934
                                                       2004      1.254          1.381          321,685
                                                       2003      1.000          1.254           64,304

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.579          1.624          148,937
                                                       2006      1.401          1.579          195,280
                                                       2005      1.352          1.401          219,853
                                                       2004      1.252          1.352          229,732
                                                       2003      1.000          1.252           54,527

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.640          1.620               --
                                                       2005      1.418          1.640            7,108
                                                       2004      1.212          1.418            7,845
                                                       2003      1.000          1.212               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.698          2.205               --
                                                       2005      1.619          1.698          185,707
                                                       2004      1.259          1.619          188,179
                                                       2003      1.000          1.259           27,981

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/03).....................................  2007      1.397          1.465               --
                                                       2006      1.226          1.397               --
                                                       2005      1.200          1.226               --
                                                       2004      1.167          1.200               --
                                                       2003      1.000          1.167               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/03).....................................  2007      1.466          1.276              712
                                                       2006      1.444          1.466              715
                                                       2005      1.394          1.444            4,514
                                                       2004      1.279          1.394            4,517
                                                       2003      1.000          1.279            1,317

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (12/03)................................  2006      1.299          1.411               --
                                                       2005      1.205          1.299          232,590
                                                       2004      1.078          1.205          184,240
                                                       2003      1.000          1.078               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.297          1.443               --
                                                       2005      1.203          1.297          203,433
                                                       2004      1.071          1.203          178,587
                                                       2003      1.000          1.071               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.733          1.990           70,283
                                                       2006      1.589          1.733           73,779
                                                       2005      1.392          1.589           74,732
                                                       2004      1.235          1.392           62,855
                                                       2003      1.000          1.235               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/03)...........................  2007      1.540          1.608           13,006
                                                       2006      1.382          1.540           13,006
                                                       2005      1.170          1.382           13,006
                                                       2004      1.181          1.170           13,006
                                                       2003      1.000          1.181               --

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      2.179          2.460           63,292
                                                       2006      1.981          2.179           70,692
                                                       2005      1.715          1.981          114,833
                                                       2004      1.405          1.715          114,837
                                                       2003      1.000          1.405               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.434          1.662               --
                                                       2005      1.325          1.434           16,241
                                                       2004      1.202          1.325           12,854
                                                       2003      1.000          1.202               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/03)........................  2007      2.812          3.544           19,215
                                                       2006      2.243          2.812           28,294
                                                       2005      1.798          2.243           16,037
                                                       2004      1.473          1.798           11,920
                                                       2003      1.000          1.473            6,477

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.982          2.239           98,427
                                                       2006      1.667          1.982          104,260
                                                       2005      1.546          1.667           66,230
                                                       2004      1.333          1.546           36,817
                                                       2003      1.126          1.333           25,901

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.600          1.908               --
                                                       2005      1.502          1.600            8,070
                                                       2004      1.322          1.502            8,204
                                                       2003      1.000          1.322            1,302

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.050          1.071               --
                                                       2005      1.059          1.050            7,833
                                                       2004      0.984          1.059            8,384

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/03).............................................  2006      1.218          1.255               --
                                                       2005      1.155          1.218               --
                                                       2004      1.090          1.155               --
                                                       2003      1.000          1.090               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (6/03)............................  2007      1.519          1.809               --
                                                       2006      1.459          1.519            4,015
                                                       2005      1.327          1.459           17,199
                                                       2004      1.187          1.327           17,334
                                                       2003      1.000          1.187           10,606

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/03).....................................  2007      1.566          1.865               --
                                                       2006      1.484          1.566            3,744
                                                       2005      1.359          1.484            3,744
                                                       2004      1.381          1.359            3,744
                                                       2003      1.000          1.381               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.524          1.631               --
                                                       2006      1.320          1.524               --
                                                       2005      1.278          1.320               --
                                                       2004      1.249          1.278               --
                                                       2003      1.000          1.249               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.521          1.699               --
                                                       2005      1.495          1.521           46,456
                                                       2004      1.329          1.495           45,872
                                                       2003      1.000          1.329           42,316

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.622          1.558              600

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.500          1.547               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.497          1.538           25,910
                                                       2006      1.329          1.497           34,516
                                                       2005      1.302          1.329           51,166
                                                       2004      1.207          1.302           49,738
                                                       2003      1.000          1.207           11,165

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.691          1.614               --

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.654          1.682           57,637
                                                       2006      1.429          1.654           68,582
                                                       2005      1.371          1.429           68,652
                                                       2004      1.269          1.371           68,803
                                                       2003      1.000          1.269          198,135

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.391          1.387               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/03).............................................  2007      1.818          1.958           27,656
                                                       2006      1.648          1.818           28,164
                                                       2005      1.605          1.648           47,615
                                                       2004      1.424          1.605           48,181
                                                       2003      1.000          1.424           19,505

  LMPVET Social Awareness Subaccount (8/04)..........  2007      1.122          1.218               --
                                                       2006      1.065          1.122               --
                                                       2005      1.042          1.065               --
                                                       2004      0.918          1.042               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (1/04)....  2007      1.008          1.000           55,102
                                                       2006      0.989          1.008           53,652
                                                       2005      0.987          0.989           49,859
                                                       2004      0.997          0.987           31,930
                                                       2003      1.000          0.997               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.629          1.706               --
                                                       2006      1.409          1.629           39,808
                                                       2005      1.384          1.409           39,808
                                                       2004      1.305          1.384           39,808
                                                       2003      1.000          1.305           39,808

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.347          1.400               --
                                                       2006      1.320          1.347               --
                                                       2005      1.282          1.320               --
                                                       2004      1.303          1.282               --
                                                       2003      1.000          1.303               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/03).............................................  2007      1.584          1.637               --
                                                       2006      1.457          1.584            4,443
                                                       2005      1.354          1.457            4,445
                                                       2004      1.268          1.354            4,448
                                                       2003      1.000          1.268               --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.449          1.510               --
                                                       2006      1.317          1.449               --
                                                       2005      1.298          1.317               --
                                                       2004      1.224          1.298               --
                                                       2003      1.000          1.224               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.584          1.643               --
                                                       2006      1.380          1.584          100,043
                                                       2005      1.365          1.380          100,475
                                                       2004      1.238          1.365          100,936
                                                       2003      1.000          1.238               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.770          1.948               --
                                                       2006      1.612          1.770           91,178
                                                       2005      1.522          1.612          128,413
                                                       2004      1.253          1.522          126,802
                                                       2003      1.000          1.253           51,619

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.074          1.106               --
                                                       2005      1.057          1.074            8,063
                                                       2004      0.982          1.057            8,630

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.679          1.743               --
                                                       2006      1.000          1.679               --

  MIST BlackRock High Yield Subaccount (Class A)
  (1/70) *...........................................  2007      1.287          1.295           78,548
                                                       2006      1.000          1.287           60,423

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.609          1.684               --
                                                       2006      1.000          1.609           99,935

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.670          1.677           99,584

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.186          1.150               --
                                                       2006      1.000          1.186               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.928          1.871           16,120
                                                       2006      1.000          1.928           20,126

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.655          2.112            6,680
                                                       2006      1.000          1.655            7,431

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.209          1.067               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2007      1.165          1.213           23,574
                                                       2006      1.000          1.165            7,532

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2007      1.290          1.349           62,387
                                                       2006      1.000          1.290          104,712

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2007      1.074          1.093          252,278
                                                       2006      1.000          1.074           54,537

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70) *...........................................  2007      1.068          1.051          131,868
                                                       2006      1.000          1.068               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.417          1.552           32,087
                                                       2006      1.000          1.417           31,893

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.157          1.261               --
                                                       2006      1.000          1.157               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.162          2.262            3,589

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.370          1.443            8,520
                                                       2006      1.000          1.370           14,270

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.216          1.014          115,896
                                                       2006      1.000          1.216           97,528

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.119          1.180          109,395

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.519          1.561            5,054
                                                       2006      1.000          1.519            5,054

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.109          1.223               --
                                                       2006      1.000          1.109               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.142          1.191           54,652
                                                       2006      1.000          1.142           38,364

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2007      1.025          0.973          224,379
                                                       2006      1.000          1.025          254,850

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.478          1.741           26,721
                                                       2006      1.000          1.478           26,543

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.052          1.083           90,218

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.011          1.040          245,389
                                                       2006      1.000          1.011          275,708

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.364          1.388           12,394
                                                       2006      1.000          1.364           23,524

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.450          1.477           45,530
                                                       2006      1.000          1.450           40,625

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.056          1.068               --
                                                       2006      1.000          1.056               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.039          1.073               --
                                                       2006      1.000          1.039               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.045          1.072               --
                                                       2006      1.000          1.045               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.051          1.073            7,762
                                                       2006      1.000          1.051               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.055          1.073               --
                                                       2006      1.000          1.055               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.353          1.380          116,382
                                                       2006      1.000          1.353          114,261

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.047          1.089          343,937
                                                       2006      0.996          1.047          351,777

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.065          1.137               --
                                                       2006      1.000          1.065               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.134          1.175               --
                                                       2006      1.000          1.134            7,317

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      1.056          1.080               --
                                                       2006      1.000          1.056               --

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      0.986          0.993               --
                                                       2005      0.979          0.986           33,529
                                                       2004      0.990          0.979           62,162
                                                       2003      1.000          0.990           71,445

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.085          1.145               --
                                                       2005      1.049          1.085               --
                                                       2004      0.992          1.049               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.094          1.114               --
                                                       2006      1.110          1.094          111,798
                                                       2005      1.111          1.110          171,677
                                                       2004      1.042          1.111          154,370
                                                       2003      1.000          1.042           84,852

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.056          1.124          235,733
                                                       2006      1.039          1.056          218,633
                                                       2005      1.036          1.039          257,223
                                                       2004      1.009          1.036          254,486
                                                       2003      1.000          1.009           88,615

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      2.011          2.174               --
                                                       2006      1.609          2.011            3,929
                                                       2005      1.465          1.609            4,390
                                                       2004      1.288          1.465            4,750
                                                       2003      1.000          1.288               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      2.116          2.256               --
                                                       2006      1.843          2.116           29,793
                                                       2005      1.759          1.843           64,983
                                                       2004      1.424          1.759           64,983
                                                       2003      1.000          1.424           54,891

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/03).............................................  2006      1.355          1.440               --
                                                       2005      1.273          1.355           31,681
                                                       2004      1.221          1.273           31,449
                                                       2003      1.000          1.221            3,457

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.161          1.235               --
                                                       2005      1.182          1.161          106,245
                                                       2004      1.136          1.182          105,380
                                                       2003      1.000          1.136           44,515

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.624          1.770               --
                                                       2005      1.475          1.624               --
                                                       2004      1.295          1.475               --
                                                       2003      1.000          1.295               --

  Travelers Equity Income Subaccount (6/03)..........  2006      1.353          1.419               --
                                                       2005      1.323          1.353           66,852
                                                       2004      1.230          1.323           67,237
                                                       2003      1.000          1.230           26,988

  Travelers Federated High Yield Subaccount (6/03)...  2006      1.198          1.226               --
                                                       2005      1.193          1.198          122,416
                                                       2004      1.104          1.193          120,343
                                                       2003      1.000          1.104           45,336

  Travelers Federated Stock Subaccount (6/03)........  2006      1.390          1.437               --
                                                       2005      1.349          1.390           20,771
                                                       2004      1.246          1.349           20,771
                                                       2003      1.000          1.246           20,771

  Travelers Large Cap Subaccount (6/03)..............  2006      1.313          1.351               --
                                                       2005      1.234          1.313            7,569
                                                       2004      1.184          1.234            7,527
                                                       2003      1.000          1.184               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.070          1.136               --
                                                       2005      1.000          1.070               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (1/70)..................................  2006      1.012          1.014               --
                                                       2005      1.000          1.012               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (10/05).................................  2006      1.028          1.063               --
                                                       2005      0.988          1.028               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (8/05).......................  2006      1.030          1.073               --
                                                       2005      1.000          1.030               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.032          1.050               --
                                                       2005      1.000          1.032               --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.439          1.525               --
                                                       2005      1.312          1.439          114,091
                                                       2004      1.157          1.312           92,395
                                                       2003      1.000          1.157           22,868

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.438          1.519               --
                                                       2005      1.426          1.438           28,071
                                                       2004      1.277          1.426           22,734
                                                       2003      1.000          1.277           11,769

  Travelers MFS(R) Total Return Subaccount (6/03)....  2006      1.233          1.271               --
                                                       2005      1.224          1.233          236,715
                                                       2004      1.122          1.224          231,941
                                                       2003      1.000          1.122          180,923

  Travelers MFS(R) Value Subaccount (6/04)...........  2006      1.154          1.244               --
                                                       2005      1.107          1.154           14,275
                                                       2004      0.994          1.107           14,281

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.531          1.756               --
                                                       2005      1.429          1.531           24,073
                                                       2004      1.261          1.429           23,568
                                                       2003      1.000          1.261            1,366

  Travelers Pioneer Fund Subaccount (4/03)...........  2006      1.339          1.418               --
                                                       2005      1.291          1.339            5,505
                                                       2004      1.187          1.291            5,505
                                                       2003      1.000          1.187               --

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.007          1.058               --
                                                       2005      0.979          1.007               --

  Travelers Pioneer Strategic Income Subaccount
  (7/04).............................................  2006      1.097          1.106               --
                                                       2005      1.081          1.097           38,877
                                                       2004      1.002          1.081            8,339

  Travelers Quality Bond Subaccount (6/03)...........  2006      1.017          1.006               --
                                                       2005      1.022          1.017          227,744
                                                       2004      1.011          1.022          228,259
                                                       2003      1.000          1.011          189,095

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.319          1.373               --
                                                       2005      1.320          1.319           15,055
                                                       2004      1.224          1.320           14,823
                                                       2003      1.000          1.224           14,584

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (1/70)..................................  2006      1.018          1.170               --
                                                       2005      1.000          1.018               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (1/70)..................................  2006      0.976          1.117               --
                                                       2005      1.000          0.976               --

  Travelers U.S. Government Securities Subaccount
  (7/04).............................................  2006      1.065          1.024               --
                                                       2005      1.043          1.065               --
                                                       2004      1.005          1.043               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.671          1.597           46,637
                                                       2006      1.471          1.671           45,952
                                                       2005      1.444          1.471           29,784
                                                       2004      1.256          1.444           16,903
                                                       2003      1.000          1.256               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.326          1.459               --
                                                       2006      1.269          1.326               --
                                                       2005      1.202          1.269               --
                                                       2004      1.183          1.202               --
                                                       2003      1.000          1.183               --






            PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT CHARGES 2.25%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.189          1.155             --
                                                       2005      1.059          1.189             --
                                                       2004      1.000          1.059             --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.463          1.643             --
                                                       2006      1.242          1.463             --
                                                       2005      1.114          1.242             --
                                                       2004      1.000          1.114             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.330          1.461             --
                                                       2006      1.234          1.330             --
                                                       2005      1.086          1.234             --
                                                       2004      1.000          1.086             --

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.242          1.275             --
                                                       2006      1.103          1.242             --
                                                       2005      1.065          1.103             --
                                                       2004      1.000          1.065             --

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.352          1.335             --
                                                       2005      1.170          1.352             --
                                                       2004      1.000          1.170             --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.350          1.751             --
                                                       2005      1.288          1.350             --
                                                       2004      1.000          1.288             --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/03).....................................  2007      1.189          1.246             --
                                                       2006      1.044          1.189             --
                                                       2005      1.023          1.044             --
                                                       2004      1.000          1.023             --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/03).....................................  2007      1.149          0.999             --
                                                       2006      1.132          1.149             --
                                                       2005      1.094          1.132             --
                                                       2004      1.000          1.094             --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (12/03)................................  2006      1.204          1.306             --
                                                       2005      1.117          1.204             --
                                                       2004      1.000          1.117             --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.206          1.341             --
                                                       2005      1.120          1.206             --
                                                       2004      1.000          1.120             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.376          1.579             --
                                                       2006      1.263          1.376             --
                                                       2005      1.108          1.263             --
                                                       2004      1.000          1.108             --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/03)...........................  2007      1.366          1.426             --
                                                       2006      1.228          1.366             --
                                                       2005      1.040          1.228             --
                                                       2004      1.000          1.040             --

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      1.557          1.756             --
                                                       2006      1.417          1.557             --
                                                       2005      1.228          1.417             --
                                                       2004      1.000          1.228             --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.190          1.377             --
                                                       2005      1.101          1.190             --
                                                       2004      1.000          1.101             --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/03)........................  2007      1.970          2.480             --
                                                       2006      1.573          1.970             --
                                                       2005      1.262          1.573             --
                                                       2004      1.000          1.262             --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.480          1.670             --
                                                       2006      1.246          1.480             --
                                                       2005      1.157          1.246             --
                                                       2004      1.000          1.157             --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.192          1.420             --
                                                       2005      1.120          1.192             --
                                                       2004      1.000          1.120             --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.066          1.088             --
                                                       2005      1.076          1.066             --
                                                       2004      1.000          1.076             --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/03).............................................  2006      1.125          1.160             --
                                                       2005      1.069          1.125             --
                                                       2004      1.000          1.069             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (6/03)............................  2007      1.187          1.412             --
                                                       2006      1.141          1.187             --
                                                       2005      1.039          1.141             --
                                                       2004      1.000          1.039             --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/03).....................................  2007      1.211          1.441             --
                                                       2006      1.149          1.211             --
                                                       2005      1.053          1.149             --
                                                       2004      1.000          1.053             --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.295          1.384             --
                                                       2006      1.123          1.295             --
                                                       2005      1.088          1.123             --
                                                       2004      1.000          1.088             --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.145          1.278             --
                                                       2005      1.126          1.145             --
                                                       2004      1.000          1.126             --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.260          1.210             --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.229          1.267             --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.228          1.260             --
                                                       2006      1.091          1.228             --
                                                       2005      1.070          1.091             --
                                                       2004      1.000          1.070             --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.290          1.230             --

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.301          1.321             --
                                                       2006      1.125          1.301             --
                                                       2005      1.080          1.125             --
                                                       2004      1.000          1.080             --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.073          1.069             --

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/03).............................................  2007      1.319          1.419             --
                                                       2006      1.197          1.319             --
                                                       2005      1.167          1.197             --
                                                       2004      1.000          1.167             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Social Awareness Subaccount (8/04)..........  2007      1.156          1.254             --
                                                       2006      1.098          1.156             --
                                                       2005      1.076          1.098             --
                                                       2004      0.949          1.076             --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (1/04)....  2007      1.017          1.008             --
                                                       2006      0.999          1.017             --
                                                       2005      0.998          0.999             --
                                                       2004      1.000          0.998             --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.243          1.301             --
                                                       2006      1.076          1.243             --
                                                       2005      1.058          1.076             --
                                                       2004      1.000          1.058             --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.039          1.080             --
                                                       2006      1.020          1.039             --
                                                       2005      0.991          1.020             --
                                                       2004      1.000          0.991             --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/03).............................................  2007      1.231          1.272             --
                                                       2006      1.133          1.231             --
                                                       2005      1.055          1.133             --
                                                       2004      1.000          1.055             --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.187          1.237             --
                                                       2006      1.080          1.187             --
                                                       2005      1.066          1.080             --
                                                       2004      1.000          1.066             --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.274          1.321             --
                                                       2006      1.111          1.274             --
                                                       2005      1.100          1.111             --
                                                       2004      1.000          1.100             --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.348          1.483             --
                                                       2006      1.229          1.348             --
                                                       2005      1.161          1.229             --
                                                       2004      1.000          1.161             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.089          1.121             --
                                                       2005      1.072          1.089             --
                                                       2004      1.000          1.072             --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.272          1.319             --
                                                       2006      1.000          1.272             --

  MIST BlackRock High Yield Subaccount (Class A)
  (1/70) *...........................................  2007      1.163          1.169             --
                                                       2006      1.000          1.163             --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.376          1.440             --
                                                       2006      1.000          1.376             --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.428          1.433             --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.185          1.147             --
                                                       2006      1.000          1.185             --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.545          1.498             --
                                                       2006      1.000          1.545             --

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.363          1.738             --
                                                       2006      1.000          1.363             --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.207          1.065             --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2007      1.179          1.226             --
                                                       2006      1.000          1.179             --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2007      1.136          1.186             --
                                                       2006      1.000          1.136             --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2007      1.073          1.092             --
                                                       2006      1.000          1.073             --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70) *...........................................  2007      1.068          1.051             --
                                                       2006      1.000          1.068             --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.172          1.283             --
                                                       2006      1.000          1.172             --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.155          1.258             --
                                                       2006      1.000          1.155             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.710          1.788             --

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.392          1.464             --
                                                       2006      1.000          1.392             --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.215          1.012             --
                                                       2006      1.000          1.215             --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.074          1.133             --

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.285          1.319             --
                                                       2006      1.000          1.285             --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.108          1.221             --
                                                       2006      1.000          1.108             --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.164          1.213             --
                                                       2006      1.000          1.164             --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2007      1.025          0.972             --
                                                       2006      1.000          1.025             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.111          1.308             --
                                                       2006      1.000          1.111             --

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.060          1.090             --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.026          1.053             --
                                                       2006      1.000          1.026             --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.157          1.176             --
                                                       2006      1.000          1.157             --

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.206          1.228             --
                                                       2006      1.000          1.206             --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.056          1.066             --
                                                       2006      1.000          1.056             --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.038          1.071             --
                                                       2006      1.000          1.038             --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.045          1.070             --
                                                       2006      1.000          1.045             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.050          1.071             --
                                                       2006      1.000          1.050             --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.055          1.071             --
                                                       2006      1.000          1.055             --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.210          1.232             --
                                                       2006      1.000          1.210             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.047          1.088             --
                                                       2006      0.996          1.047             --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.064          1.136             --
                                                       2006      1.000          1.064             --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.151          1.192             --
                                                       2006      1.000          1.151             --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      1.086          1.111             --
                                                       2006      1.000          1.086             --

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      1.001          1.007             --
                                                       2005      0.995          1.001             --
                                                       2004      1.000          0.995             --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.099          1.159             --
                                                       2005      1.063          1.099             --
                                                       2004      1.007          1.063             --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.050          1.068             --
                                                       2006      1.066          1.050             --
                                                       2005      1.068          1.066             --
                                                       2004      1.000          1.068             --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.063          1.130             --
                                                       2006      1.047          1.063             --
                                                       2005      1.045          1.047             --
                                                       2004      1.000          1.045             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.589          1.716             --
                                                       2006      1.272          1.589             --
                                                       2005      1.160          1.272             --
                                                       2004      1.000          1.160             --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      1.433          1.527             --
                                                       2006      1.249          1.433             --
                                                       2005      1.194          1.249             --
                                                       2004      1.000          1.194             --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/03).............................................  2006      1.122          1.192             --
                                                       2005      1.055          1.122             --
                                                       2004      1.000          1.055             --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.023          1.088             --
                                                       2005      1.043          1.023             --
                                                       2004      1.000          1.043             --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.231          1.341             --
                                                       2005      1.120          1.231             --
                                                       2004      1.000          1.120             --

  Travelers Equity Income Subaccount (6/03)..........  2006      1.126          1.181             --
                                                       2005      1.103          1.126             --
                                                       2004      1.000          1.103             --

  Travelers Federated High Yield Subaccount (6/03)...  2006      1.082          1.107             --
                                                       2005      1.079          1.082             --
                                                       2004      1.000          1.079             --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.112          1.149             --
                                                       2005      1.080          1.112             --
                                                       2004      1.000          1.080             --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.115          1.146             --
                                                       2005      1.049          1.115             --
                                                       2004      1.000          1.049             --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.069          1.135             --
                                                       2005      1.000          1.069             --

  Travelers Managed Allocation Series: Conservative
  Subaccount (1/70)..................................  2006      1.012          1.014             --
                                                       2005      1.000          1.012             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate
  Subaccount (10/05).................................  2006      1.027          1.062             --
                                                       2005      0.988          1.027             --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (8/05).......................  2006      1.030          1.072             --
                                                       2005      1.000          1.030             --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.031          1.049             --
                                                       2005      1.000          1.031             --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.232          1.306             --
                                                       2005      1.125          1.232             --
                                                       2004      1.000          1.125             --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.082          1.143             --
                                                       2005      1.074          1.082             --
                                                       2004      1.000          1.074             --

  Travelers MFS(R) Total Return Subaccount (6/03)....  2006      1.104          1.137             --
                                                       2005      1.096          1.104             --
                                                       2004      1.000          1.096             --

  Travelers MFS(R) Value Subaccount (6/04)...........  2006      1.173          1.265             --
                                                       2005      1.127          1.173             --
                                                       2004      1.012          1.127             --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.227          1.406             --
                                                       2005      1.146          1.227             --
                                                       2004      1.000          1.146             --

  Travelers Pioneer Fund Subaccount (4/03)...........  2006      1.133          1.200             --
                                                       2005      1.094          1.133             --
                                                       2004      1.000          1.094             --

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.007          1.057             --
                                                       2005      0.979          1.007             --

  Travelers Pioneer Strategic Income Subaccount
  (7/04).............................................  2006      1.119          1.128             --
                                                       2005      1.104          1.119             --
                                                       2004      1.024          1.104             --

  Travelers Quality Bond Subaccount (6/03)...........  2006      1.026          1.014             --
                                                       2005      1.032          1.026             --
                                                       2004      1.000          1.032             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.096          1.141             --
                                                       2005      1.098          1.096             --
                                                       2004      1.000          1.098             --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (1/70)..................................  2006      1.018          1.169             --
                                                       2005      1.000          1.018             --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (1/70)..................................  2006      0.975          1.116             --
                                                       2005      1.000          0.975             --

  Travelers U.S. Government Securities Subaccount
  (7/04).............................................  2006      1.095          1.053             --
                                                       2005      1.073          1.095             --
                                                       2004      1.035          1.073             --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.307          1.248             --
                                                       2006      1.152          1.307             --
                                                       2005      1.132          1.152             --
                                                       2004      1.000          1.132             --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.143          1.257             --
                                                       2006      1.095          1.143             --
                                                       2005      1.038          1.095             --
                                                       2004      1.000          1.038             --






            PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT CHARGES 2.20%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.190          1.157               --
                                                       2005      1.059          1.190               --
                                                       2004      1.000          1.059               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.465          1.645               --
                                                       2006      1.243          1.465               --
                                                       2005      1.114          1.243               --
                                                       2004      1.000          1.114               --

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.332          1.464               --
                                                       2006      1.235          1.332               --
                                                       2005      1.087          1.235               --
                                                       2004      1.000          1.087               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.244          1.278               --
                                                       2006      1.103          1.244               --
                                                       2005      1.066          1.103               --
                                                       2004      1.000          1.066               --

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.353          1.336               --
                                                       2005      1.170          1.353               --
                                                       2004      1.000          1.170               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.351          1.753               --
                                                       2005      1.289          1.351               --
                                                       2004      1.000          1.289               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/03).....................................  2007      1.191          1.248               --
                                                       2006      1.045          1.191               --
                                                       2005      1.023          1.045               --
                                                       2004      1.000          1.023               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/03).....................................  2007      1.150          1.001               --
                                                       2006      1.133          1.150               --
                                                       2005      1.095          1.133               --
                                                       2004      1.000          1.095               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (12/03)................................  2006      1.205          1.308               --
                                                       2005      1.118          1.205               --
                                                       2004      1.000          1.118               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.207          1.342               --
                                                       2005      1.120          1.207               --
                                                       2004      1.000          1.120               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.378          1.581               --
                                                       2006      1.264          1.378               --
                                                       2005      1.108          1.264               --
                                                       2004      1.000          1.108               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/03)...........................  2007      1.368          1.428               --
                                                       2006      1.229          1.368               --
                                                       2005      1.041          1.229               --
                                                       2004      1.000          1.041               --

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      1.559          1.759               --
                                                       2006      1.418          1.559               --
                                                       2005      1.228          1.418               --
                                                       2004      1.000          1.228               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.191          1.379               --
                                                       2005      1.101          1.191               --
                                                       2004      1.000          1.101               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/03)........................  2007      1.972          2.484               --
                                                       2006      1.574          1.972               --
                                                       2005      1.263          1.574               --
                                                       2004      1.000          1.263               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.482          1.673               --
                                                       2006      1.247          1.482               --
                                                       2005      1.157          1.247               --
                                                       2004      1.000          1.157               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.193          1.422               --
                                                       2005      1.120          1.193               --
                                                       2004      1.000          1.120               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.067          1.089               --
                                                       2005      1.077          1.067               --
                                                       2004      1.000          1.077               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/03).............................................  2006      1.126          1.161               --
                                                       2005      1.069          1.126               --
                                                       2004      1.000          1.069               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (6/03)............................  2007      1.188          1.415               --
                                                       2006      1.142          1.188               --
                                                       2005      1.040          1.142               --
                                                       2004      1.000          1.040               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/03).....................................  2007      1.213          1.443               --
                                                       2006      1.149          1.213               --
                                                       2005      1.053          1.149               --
                                                       2004      1.000          1.053               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.296          1.387               --
                                                       2006      1.123          1.296               --
                                                       2005      1.088          1.123               --
                                                       2004      1.000          1.088               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.146          1.280               --
                                                       2005      1.127          1.146               --
                                                       2004      1.000          1.127               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.262          1.212               --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.231          1.269               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.230          1.262               --
                                                       2006      1.092          1.230               --
                                                       2005      1.071          1.092               --
                                                       2004      1.000          1.071               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.291          1.232               --

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.303          1.324               --
                                                       2006      1.126          1.303               --
                                                       2005      1.080          1.126               --
                                                       2004      1.000          1.080               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.074          1.071               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/03).............................................  2007      1.321          1.422               --
                                                       2006      1.197          1.321               --
                                                       2005      1.167          1.197               --
                                                       2004      1.000          1.167               --

  LMPVET Social Awareness Subaccount (8/04)..........  2007      1.158          1.256               --
                                                       2006      1.099          1.158               --
                                                       2005      1.076          1.099               --
                                                       2004      0.949          1.076               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (1/04)....  2007      1.018          1.010               --
                                                       2006      1.000          1.018               --
                                                       2005      0.999          1.000               --
                                                       2004      1.000          0.999               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.244          1.303               --
                                                       2006      1.077          1.244               --
                                                       2005      1.058          1.077               --
                                                       2004      1.000          1.058               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.041          1.082               --
                                                       2006      1.021          1.041               --
                                                       2005      0.991          1.021               --
                                                       2004      1.000          0.991               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/03).............................................  2007      1.232          1.273               --
                                                       2006      1.134          1.232               --
                                                       2005      1.055          1.134               --
                                                       2004      1.000          1.055               --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.189          1.239               --
                                                       2006      1.081          1.189               --
                                                       2005      1.066          1.081               --
                                                       2004      1.000          1.066               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.275          1.323               --
                                                       2006      1.112          1.275               --
                                                       2005      1.101          1.112               --
                                                       2004      1.000          1.101               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.350          1.485               --
                                                       2006      1.230          1.350               --
                                                       2005      1.162          1.230               --
                                                       2004      1.000          1.162               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.089          1.122               --
                                                       2005      1.072          1.089               --
                                                       2004      1.000          1.072               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.273          1.321               --
                                                       2006      1.000          1.273               --

  MIST BlackRock High Yield Subaccount (Class A)
  (1/70) *...........................................  2007      1.162          1.167               --
                                                       2006      1.000          1.162               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.378          1.442               --
                                                       2006      1.000          1.378               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.430          1.435               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.186          1.148               --
                                                       2006      1.000          1.186               --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.543          1.496               --
                                                       2006      1.000          1.543               --

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.364          1.741               --
                                                       2006      1.000          1.364               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.208          1.066               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2007      1.181          1.228               --
                                                       2006      1.000          1.181               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2007      1.137          1.188               --
                                                       2006      1.000          1.137               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2007      1.073          1.091               --
                                                       2006      1.000          1.073               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70) *...........................................  2007      1.067          1.050               --
                                                       2006      1.000          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.174          1.285               --
                                                       2006      1.000          1.174               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.156          1.260               --
                                                       2006      1.000          1.156               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.707          1.785               --

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.393          1.467               --
                                                       2006      1.000          1.393               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.215          1.013               --
                                                       2006      1.000          1.215               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.073          1.131               --

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.286          1.321               --
                                                       2006      1.000          1.286               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.109          1.222               --
                                                       2006      1.000          1.109               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.165          1.215               --
                                                       2006      1.000          1.165               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2007      1.024          0.971               --
                                                       2006      1.000          1.024               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.112          1.310               --
                                                       2006      1.000          1.112               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.062          1.092               --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.027          1.055            7,205
                                                       2006      1.000          1.027           10,865

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.159          1.178               --
                                                       2006      1.000          1.159               --

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.208          1.230               --
                                                       2006      1.000          1.208               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.056          1.067               --
                                                       2006      1.000          1.056               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.038          1.072               --
                                                       2006      1.000          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.045          1.071               --
                                                       2006      1.000          1.045               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.050          1.072               --
                                                       2006      1.000          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.055          1.072               --
                                                       2006      1.000          1.055               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.211          1.234               --
                                                       2006      1.000          1.211               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.046          1.087               --
                                                       2006      0.996          1.046               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.064          1.136               --
                                                       2006      1.000          1.064               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.152          1.194               --
                                                       2006      1.000          1.152               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      1.085          1.109               --
                                                       2006      1.000          1.085               --

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      1.001          1.008               --
                                                       2005      0.995          1.001               --
                                                       2004      1.000          0.995               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.100          1.160               --
                                                       2005      1.064          1.100               --
                                                       2004      1.007          1.064               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.051          1.070               --
                                                       2006      1.067          1.051               --
                                                       2005      1.068          1.067               --
                                                       2004      1.000          1.068               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.064          1.132               --
                                                       2006      1.047          1.064               --
                                                       2005      1.045          1.047               --
                                                       2004      1.000          1.045               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.591          1.719               --
                                                       2006      1.273          1.591               --
                                                       2005      1.160          1.273               --
                                                       2004      1.000          1.160               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      1.435          1.529               --
                                                       2006      1.250          1.435               --
                                                       2005      1.194          1.250               --
                                                       2004      1.000          1.194               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/03).............................................  2006      1.123          1.193               --
                                                       2005      1.055          1.123               --
                                                       2004      1.000          1.055               --

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.024          1.090               --
                                                       2005      1.043          1.024               --
                                                       2004      1.000          1.043               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.232          1.343               --
                                                       2005      1.120          1.232               --
                                                       2004      1.000          1.120               --

  Travelers Equity Income Subaccount (6/03)..........  2006      1.127          1.182               --
                                                       2005      1.103          1.127               --
                                                       2004      1.000          1.103               --

  Travelers Federated High Yield Subaccount (6/03)...  2006      1.083          1.108               --
                                                       2005      1.079          1.083               --
                                                       2004      1.000          1.079               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.113          1.150               --
                                                       2005      1.080          1.113               --
                                                       2004      1.000          1.080               --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.116          1.147               --
                                                       2005      1.049          1.116               --
                                                       2004      1.000          1.049               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.070          1.135               --
                                                       2005      1.000          1.070               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (1/70)..................................  2006      1.012          1.014               --
                                                       2005      1.000          1.012               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (10/05).................................  2006      1.028          1.062               --
                                                       2005      0.988          1.028               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (8/05).......................  2006      1.030          1.072               --
                                                       2005      1.000          1.030               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.032          1.050               --
                                                       2005      1.000          1.032               --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.233          1.307               --
                                                       2005      1.125          1.233               --
                                                       2004      1.000          1.125               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.083          1.144               --
                                                       2005      1.074          1.083               --
                                                       2004      1.000          1.074               --

  Travelers MFS(R) Total Return Subaccount (6/03)....  2006      1.104          1.138               --
                                                       2005      1.097          1.104               --
                                                       2004      1.000          1.097               --

  Travelers MFS(R) Value Subaccount (6/04)...........  2006      1.174          1.266               --
                                                       2005      1.127          1.174               --
                                                       2004      1.012          1.127               --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.228          1.408               --
                                                       2005      1.146          1.228               --
                                                       2004      1.000          1.146               --

  Travelers Pioneer Fund Subaccount (4/03)...........  2006      1.134          1.201               --
                                                       2005      1.094          1.134               --
                                                       2004      1.000          1.094               --

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.007          1.058               --
                                                       2005      0.979          1.007               --

  Travelers Pioneer Strategic Income Subaccount
  (7/04).............................................  2006      1.120          1.129               --
                                                       2005      1.105          1.120               --
                                                       2004      1.024          1.105               --

  Travelers Quality Bond Subaccount (6/03)...........  2006      1.027          1.015               --
                                                       2005      1.033          1.027               --
                                                       2004      1.000          1.033               --

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.097          1.142               --
                                                       2005      1.099          1.097               --
                                                       2004      1.000          1.099               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (1/70)..................................  2006      1.018          1.169               --
                                                       2005      1.000          1.018               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (1/70)..................................  2006      0.975          1.117               --
                                                       2005      1.000          0.975               --

  Travelers U.S. Government Securities Subaccount
  (7/04).............................................  2006      1.095          1.054               --
                                                       2005      1.073          1.095               --
                                                       2004      1.035          1.073               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.309          1.250               --
                                                       2006      1.153          1.309               --
                                                       2005      1.132          1.153               --
                                                       2004      1.000          1.132               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.145          1.259               --
                                                       2006      1.096          1.145               --
                                                       2005      1.038          1.096               --
                                                       2004      1.000          1.038               --








            PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT CHARGES 2.35%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03)...................................  2006      1.354          1.314               --
                                                       2005      1.207          1.354            5,611
                                                       2004      1.140          1.207            5,616
                                                       2003      1.000          1.140            5,616

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.908          2.140            9,780
                                                       2006      1.622          1.908           10,840
                                                       2005      1.455          1.622               --
                                                       2004      1.313          1.455               --
                                                       2003      1.000          1.313               --

  American Funds Growth Subaccount (Class 2) (5/03)..  2007      1.682          1.845           27,872
                                                       2006      1.562          1.682           25,360
                                                       2005      1.376          1.562           13,561
                                                       2004      1.252          1.376           13,443
                                                       2003      1.000          1.252            5,233

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.568          1.608          108,201
                                                       2006      1.393          1.568           77,078
                                                       2005      1.348          1.393           80,574
                                                       2004      1.250          1.348           80,577
                                                       2003      1.000          1.250           26,460

Capital Appreciation Fund
  Capital Appreciation Fund (6/03)...................  2006      1.631          1.610               --
                                                       2005      1.413          1.631               --
                                                       2004      1.210          1.413               --
                                                       2003      1.000          1.210               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.689          2.189               --
                                                       2005      1.614          1.689           22,241
                                                       2004      1.258          1.614           21,558
                                                       2003      1.000          1.258            5,250

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/03).....................................  2007      1.387          1.451               --
                                                       2006      1.219          1.387               --
                                                       2005      1.196          1.219               --
                                                       2004      1.165          1.196               --
                                                       2003      1.000          1.165               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/03).....................................  2007      1.456          1.265            3,892
                                                       2006      1.436          1.456            3,896
                                                       2005      1.390          1.436            3,899
                                                       2004      1.278          1.390            3,771
                                                       2003      1.000          1.278               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (12/03)................................  2006      1.294          1.404               --
                                                       2005      1.202          1.294           44,786
                                                       2004      1.078          1.202           44,792
                                                       2003      1.000          1.078               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.291          1.436               --
                                                       2005      1.200          1.291           18,426
                                                       2004      1.071          1.200           18,429
                                                       2003      1.000          1.071               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03).............................................  2007      1.721          1.971          167,364
                                                       2006      1.581          1.721          164,449
                                                       2005      1.387          1.581          155,103
                                                       2004      1.233          1.387          155,105
                                                       2003      1.000          1.233          113,284

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/03)...........................  2007      1.529          1.594               --
                                                       2006      1.375          1.529               --
                                                       2005      1.166          1.375               --
                                                       2004      1.179          1.166               --
                                                       2003      1.000          1.179               --

  VIP Mid Cap Subaccount (Service Class 2) (5/03)....  2007      2.163          2.437            2,430
                                                       2006      1.970          2.163            2,430
                                                       2005      1.709          1.970            2,430
                                                       2004      1.403          1.709            2,432
                                                       2003      1.000          1.403               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.427          1.650               --
                                                       2005      1.321          1.427               --
                                                       2004      1.201          1.321               --
                                                       2003      1.000          1.201               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/03)........................  2007      2.792          3.511           22,420
                                                       2006      2.231          2.792           22,420
                                                       2005      1.792          2.231           21,198
                                                       2004      1.471          1.792           20,084
                                                       2003      1.000          1.471           18,864

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.967          2.218           56,621
                                                       2006      1.658          1.967           64,829
                                                       2005      1.541          1.658           66,591
                                                       2004      1.331          1.541           81,763
                                                       2003      1.125          1.331            7,245

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.591          1.894               --
                                                       2005      1.497          1.591           44,636
                                                       2004      1.321          1.497           44,521
                                                       2003      1.000          1.321           26,281

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.046          1.067               --
                                                       2005      1.057          1.046           35,681
                                                       2004      0.984          1.057           32,734

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/03).............................................  2006      1.211          1.248               --
                                                       2005      1.152          1.211               --
                                                       2004      1.089          1.152               --
                                                       2003      1.000          1.089               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (6/03)............................  2007      1.508          1.792               --
                                                       2006      1.451          1.508               --
                                                       2005      1.323          1.451               --
                                                       2004      1.186          1.323               --
                                                       2003      1.000          1.186               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/03).....................................  2007      1.554          1.848               --
                                                       2006      1.476          1.554               --
                                                       2005      1.354          1.476               --
                                                       2004      1.379          1.354               --
                                                       2003      1.000          1.379               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03).....................................  2007      1.513          1.616               --
                                                       2006      1.313          1.513               --
                                                       2005      1.273          1.313               --
                                                       2004      1.247          1.273               --
                                                       2003      1.000          1.247               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (6/03)......  2006      1.513          1.687               --
                                                       2005      1.490          1.513               --
                                                       2004      1.327          1.490               --
                                                       2003      1.000          1.327               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.609          1.543           28,747

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.488          1.533           35,960

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.487          1.523            5,451
                                                       2006      1.322          1.487           10,318
                                                       2005      1.298          1.322           51,236
                                                       2004      1.206          1.298           51,236
                                                       2003      1.000          1.206            5,449

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.678          1.599               --

  LMPVET Investors Subaccount (Class I) (6/03).......  2007      1.642          1.667               --
                                                       2006      1.422          1.642               --
                                                       2005      1.366          1.422               --
                                                       2004      1.267          1.366               --
                                                       2003      1.000          1.267               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.379          1.374               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/03).............................................  2007      1.805          1.939            2,496
                                                       2006      1.639          1.805            2,496
                                                       2005      1.599          1.639           11,143
                                                       2004      1.422          1.599            9,786
                                                       2003      1.000          1.422               --

  LMPVET Social Awareness Subaccount (8/04)..........  2007      1.116          1.209               --
                                                       2006      1.061          1.116               --
                                                       2005      1.040          1.061               --
                                                       2004      0.918          1.040               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (1/04)....  2007      1.001          0.991           19,209
                                                       2006      0.985          1.001           19,332
                                                       2005      0.985          0.985           19,580
                                                       2004      0.997          0.985           19,582
                                                       2003      1.000          0.997               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/03).........  2007      1.617          1.693               --
                                                       2006      1.402          1.617            9,116
                                                       2005      1.379          1.402            9,116
                                                       2004      1.304          1.379            9,116
                                                       2003      1.000          1.304               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03).............................................  2007      1.337          1.389               --
                                                       2006      1.313          1.337            4,884
                                                       2005      1.278          1.313            4,884
                                                       2004      1.301          1.278            4,884
                                                       2003      1.000          1.301               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/03).............................................  2007      1.572          1.624               --
                                                       2006      1.449          1.572           31,853
                                                       2005      1.350          1.449               --
                                                       2004      1.267          1.350               --
                                                       2003      1.000          1.267               --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.438          1.498               --
                                                       2006      1.310          1.438           40,304
                                                       2005      1.294          1.310            4,831
                                                       2004      1.222          1.294            4,831
                                                       2003      1.000          1.222               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (6/03).............................................  2007      1.572          1.630               --
                                                       2006      1.372          1.572           14,435
                                                       2005      1.361          1.372           14,435
                                                       2004      1.237          1.361           12,879
                                                       2003      1.000          1.237               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.758          1.932               --
                                                       2006      1.603          1.758           34,327
                                                       2005      1.516          1.603           34,327
                                                       2004      1.252          1.516           34,325
                                                       2003      1.000          1.252               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.071          1.102               --
                                                       2005      1.056          1.071               --
                                                       2004      0.982          1.056               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.667          1.727           58,512
                                                       2006      1.000          1.667           58,516

  MIST BlackRock High Yield Subaccount (Class A)
  (1/70) *...........................................  2007      1.278          1.283            7,389
                                                       2006      1.000          1.278            3,150

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.597          1.671               --
                                                       2006      1.000          1.597           51,914

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.657          1.661           49,532

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.183          1.144               --
                                                       2006      1.000          1.183               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.914          1.853           21,371
                                                       2006      1.000          1.914           23,515

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.642          2.093               --
                                                       2006      1.000          1.642               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.205          1.062               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2007      1.159          1.204               --
                                                       2006      1.000          1.159               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2007      1.280          1.336          133,285
                                                       2006      1.000          1.280          133,285

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2007      1.072          1.089           19,872
                                                       2006      1.000          1.072               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70) *...........................................  2007      1.067          1.048           61,135
                                                       2006      1.000          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.407          1.538           95,525
                                                       2006      1.000          1.407           95,525

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.154          1.255               --
                                                       2006      1.000          1.154               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.145          2.241           12,625

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.363          1.433               --
                                                       2006      1.000          1.363               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.214          1.010           20,432
                                                       2006      1.000          1.214           40,412

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.110          1.169           32,615

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.508          1.547               --
                                                       2006      1.000          1.508               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.107          1.219               --
                                                       2006      1.000          1.107               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.136          1.183               --
                                                       2006      1.000          1.136               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2007      1.024          0.970           66,107
                                                       2006      1.000          1.024           26,048

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.467          1.725               --
                                                       2006      1.000          1.467               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.044          1.073           18,268

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.004          1.030           17,213
                                                       2006      1.000          1.004           18,310

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.354          1.375            2,955
                                                       2006      1.000          1.354            2,955

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.439          1.463            2,882
                                                       2006      1.000          1.439            2,882

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.055          1.064               --
                                                       2006      1.000          1.055               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.037          1.070               --
                                                       2006      1.000          1.037               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.044          1.069               --
                                                       2006      1.000          1.044               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.049          1.069               --
                                                       2006      1.000          1.049               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.054          1.069               --
                                                       2006      1.000          1.054               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.343          1.367          120,363
                                                       2006      1.000          1.343          114,895

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.046          1.085          149,627
                                                       2006      0.996          1.046          157,483

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.063          1.134            7,547
                                                       2006      1.000          1.063            7,547

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.128          1.168               --
                                                       2006      1.000          1.128           35,681

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      1.051          1.072               --
                                                       2006      1.000          1.051               --

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      0.981          0.987               --
                                                       2005      0.976          0.981           36,499
                                                       2004      0.989          0.976           36,495
                                                       2003      1.000          0.989               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (6/04).....................................  2006      1.082          1.140               --
                                                       2005      1.047          1.082               --
                                                       2004      0.992          1.047               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/03)......................................  2007      1.086          1.105               --
                                                       2006      1.104          1.086           33,628
                                                       2005      1.107          1.104           33,628
                                                       2004      1.041          1.107           30,814
                                                       2003      1.000          1.041               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.048          1.113           96,184
                                                       2006      1.033          1.048           76,559
                                                       2005      1.032          1.033          116,841
                                                       2004      1.008          1.032          113,846
                                                       2003      1.000          1.008               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/03).........................................  2007      1.997          2.156               --
                                                       2006      1.600          1.997               --
                                                       2005      1.460          1.600               --
                                                       2004      1.287          1.460               --
                                                       2003      1.000          1.287               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      2.101          2.238               --
                                                       2006      1.833          2.101           20,185
                                                       2005      1.753          1.833           29,153
                                                       2004      1.422          1.753           29,054
                                                       2003      1.000          1.422            4,953

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/03).............................................  2006      1.347          1.431               --
                                                       2005      1.269          1.347           88,843
                                                       2004      1.219          1.269           88,003
                                                       2003      1.000          1.219           68,479

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (6/03).............................................  2006      1.155          1.228               --
                                                       2005      1.178          1.155          138,864
                                                       2004      1.135          1.178          137,979
                                                       2003      1.000          1.135          108,224

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.615          1.759               --
                                                       2005      1.470          1.615           54,795
                                                       2004      1.293          1.470           54,685
                                                       2003      1.000          1.293           48,103

  Travelers Equity Income Subaccount (6/03)..........  2006      1.345          1.410               --
                                                       2005      1.318          1.345            2,882
                                                       2004      1.228          1.318            9,604
                                                       2003      1.000          1.228               --

  Travelers Federated High Yield Subaccount (6/03)...  2006      1.191          1.218               --
                                                       2005      1.189          1.191           19,125
                                                       2004      1.103          1.189           19,127
                                                       2003      1.000          1.103               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.383          1.428               --
                                                       2005      1.344          1.383               --
                                                       2004      1.245          1.344               --
                                                       2003      1.000          1.245               --

  Travelers Large Cap Subaccount (6/03)..............  2006      1.306          1.343               --
                                                       2005      1.230          1.306            2,955
                                                       2004      1.182          1.230            2,957
                                                       2003      1.000          1.182               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.069          1.134               --
                                                       2005      1.000          1.069               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (1/70)..................................  2006      1.012          1.013               --
                                                       2005      1.000          1.012               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (10/05).................................  2006      1.027          1.061               --
                                                       2005      0.987          1.027               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (8/05).......................  2006      1.029          1.071               --
                                                       2005      1.000          1.029               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.031          1.048               --
                                                       2005      1.000          1.031               --

  Travelers Mercury Large Cap Core Subaccount
  (6/03).............................................  2006      1.431          1.516               --
                                                       2005      1.308          1.431           39,525
                                                       2004      1.155          1.308           39,530
                                                       2003      1.000          1.155               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.431          1.510               --
                                                       2005      1.421          1.431               --
                                                       2004      1.275          1.421               --
                                                       2003      1.000          1.275               --

  Travelers MFS(R) Total Return Subaccount (6/03)....  2006      1.226          1.263               --
                                                       2005      1.220          1.226          105,236
                                                       2004      1.120          1.220          105,236
                                                       2003      1.000          1.120           98,660

  Travelers MFS(R) Value Subaccount (6/04)...........  2006      1.150          1.239               --
                                                       2005      1.106          1.150               --
                                                       2004      0.994          1.106               --

  Travelers Mondrian International Stock Subaccount
  (6/03).............................................  2006      1.523          1.745               --
                                                       2005      1.424          1.523            1,526
                                                       2004      1.259          1.424               --
                                                       2003      1.000          1.259               --

  Travelers Pioneer Fund Subaccount (4/03)...........  2006      1.332          1.410               --
                                                       2005      1.287          1.332               --
                                                       2004      1.185          1.287               --
                                                       2003      1.000          1.185               --

  Travelers Pioneer Mid Cap Value Subaccount (9/05)..  2006      1.006          1.057               --
                                                       2005      0.979          1.006               --

  Travelers Pioneer Strategic Income Subaccount
  (7/04).............................................  2006      1.094          1.102               --
                                                       2005      1.080          1.094               --
                                                       2004      1.002          1.080               --

  Travelers Quality Bond Subaccount (6/03)...........  2006      1.012          1.000               --
                                                       2005      1.019          1.012           27,149
                                                       2004      1.010          1.019           25,127
                                                       2003      1.000          1.010            6,136

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (6/03).......  2006      1.312          1.365               --
                                                       2005      1.316          1.312           11,162
                                                       2004      1.222          1.316           11,162
                                                       2003      1.000          1.222               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (1/70)..................................  2006      1.017          1.168               --
                                                       2005      1.000          1.017               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (1/70)..................................  2006      0.975          1.115               --
                                                       2005      1.000          0.975               --

  Travelers U.S. Government Securities Subaccount
  (7/04).............................................  2006      1.061          1.020               --
                                                       2005      1.041          1.061               --
                                                       2004      1.004          1.041               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.659          1.582           31,720
                                                       2006      1.463          1.659           28,683
                                                       2005      1.439          1.463           28,683
                                                       2004      1.254          1.439           28,685
                                                       2003      1.000          1.254               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/03).............................................  2007      1.316          1.446               --
                                                       2006      1.262          1.316               --
                                                       2005      1.198          1.262               --
                                                       2004      1.181          1.198               --
                                                       2003      1.000          1.181               --






* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.



Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.





Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AllianceBernstein Variable Products Series Fund, Inc.-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MSF Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.


Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.



Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

           CONDENSED FINANCIAL INFORMATION -- PIONEER ANNUISTAR VALUE

--------------------------------------------------------------------------------





The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



            PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT CHARGES 1.70%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.257          1.339               --
                                                       2006      1.205          1.257               --
                                                       2005      1.129          1.205               --
                                                       2004      1.080          1.129               --
                                                       2003      1.000          1.080               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.373          1.475               --
                                                       2006      1.259          1.373               --
                                                       2005      1.193          1.259               --
                                                       2004      1.069          1.193               --
                                                       2003      1.000          1.069               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.392          1.331            5,611
                                                       2006      1.209          1.392            6,161
                                                       2005      1.189          1.209            6,489
                                                       2004      1.089          1.189            1,803
                                                       2003      1.000          1.089               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.305          1.427           19,585
                                                       2006      1.221          1.305               --
                                                       2005      1.185          1.221               --
                                                       2004      1.081          1.185               --
                                                       2003      1.000          1.081               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.678          1.904            3,969
                                                       2006      1.405          1.678            5,185
                                                       2005      1.297          1.405            5,631
                                                       2004      1.113          1.297            1,661
                                                       2003      1.000          1.113               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.387          1.335               --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.294          1.298               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.460          1.397               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (11/05).......  2007      1.200          1.257               --
                                                       2006      1.035          1.200               --
                                                       2005      1.017          1.035               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.265          1.300               --
                                                       2006      1.146          1.265               --
                                                       2005      1.132          1.146               --
                                                       2004      1.061          1.132               --
                                                       2003      1.000          1.061               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (7/03).............................................  2007      1.353          1.399               --
                                                       2006      1.242          1.353               --
                                                       2005      1.152          1.242               --
                                                       2004      1.077          1.152               --
                                                       2003      1.000          1.077               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.322          1.379               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.007          1.132               --
                                                       2006      1.000          1.007               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.032          1.066           14,438
                                                       2006      1.000          1.032               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.979               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.051          1.098               --
                                                       2006      1.000          1.051               --

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      1.002          1.010               --
                                                       2005      0.990          1.002               --
                                                       2004      0.997          0.990               --
                                                       2003      1.000          0.997               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.177          1.230               --
                                                       2005      1.141          1.177               --
                                                       2004      1.089          1.141               --
                                                       2003      1.000          1.089               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.514          1.648               --
                                                       2005      1.350          1.514               --
                                                       2004      1.155          1.350               --
                                                       2003      1.000          1.155               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.035          1.073               --
                                                       2006      1.021          1.035               --
                                                       2005      1.020          1.021               --
                                                       2004      1.007          1.020               --
                                                       2003      1.000          1.007               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.995          1.118               --
                                                       2005      1.000          0.995               --
                                                       2004      1.027          1.000               --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.103          1.173               --
                                                       2005      1.082          1.103           13,973
                                                       2004      1.052          1.082            3,889
                                                       2003      1.000          1.052               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.249          1.307               --
                                                       2006      1.085          1.249               --
                                                       2005      1.005          1.085               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      2.527          3.539            2,128
                                                       2006      1.897          2.527            3,503
                                                       2005      1.402          1.897            4,190
                                                       2004      1.202          1.402            1,565
                                                       2003      1.000          1.202               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.552          1.534           14,539
                                                       2006      1.293          1.552           16,726
                                                       2005      1.246          1.293           17,976
                                                       2004      1.092          1.246            5,129
                                                       2003      1.000          1.092               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.247          1.372               --
                                                       2006      1.064          1.247               --
                                                       2005      1.000          1.064               --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.449          1.839               --
                                                       2005      1.367          1.449               --
                                                       2004      1.176          1.367               --
                                                       2003      1.000          1.176               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.420          1.463           15,306
                                                       2006      1.242          1.420           18,218
                                                       2005      1.192          1.242           18,649
                                                       2004      1.093          1.192            5,362
                                                       2003      1.000          1.093               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (9/05).............................................  2007      1.145          1.149               --
                                                       2006      1.039          1.145               --
                                                       2005      1.034          1.039               --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.201          1.247            6,121
                                                       2006      1.129          1.201            7,123
                                                       2005      1.129          1.129            6,899
                                                       2004      1.066          1.129            1,866
                                                       2003      1.000          1.066               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (3/05).......................  2007      1.219          1.261               --
                                                       2006      1.084          1.219               --
                                                       2005      0.987          1.084               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (7/05)..................................  2007      1.178          1.225               --
                                                       2006      1.064          1.178               --
                                                       2005      1.018          1.064               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.141          1.185           12,731
                                                       2006      1.049          1.141           14,986
                                                       2005      0.999          1.049               --

  Pioneer Independence VCT Subaccount (Class II)
  (7/03).............................................  2007      1.186          1.253           18,260
                                                       2006      1.107          1.186           21,687
                                                       2005      1.091          1.107           20,816
                                                       2004      1.043          1.091            5,895
                                                       2003      1.000          1.043               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (7/03).........................................  2007      1.831          2.039            7,302
                                                       2006      1.519          1.831            9,479
                                                       2005      1.342          1.519           10,503
                                                       2004      1.152          1.342            3,236
                                                       2003      1.000          1.152               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.581          1.637               --
                                                       2006      1.432          1.581               --
                                                       2005      1.353          1.432               --
                                                       2004      1.130          1.353               --
                                                       2003      1.000          1.130               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.176          1.250               --
                                                       2006      1.164          1.176               --
                                                       2005      1.094          1.164               --
                                                       2004      1.039          1.094               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      2.221          1.767               --
                                                       2006      1.655          2.221               --
                                                       2005      1.466          1.655               --
                                                       2004      1.101          1.466               --
                                                       2003      1.000          1.101               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.169          1.381               --
                                                       2006      1.103          1.169           14,589
                                                       2005      1.072          1.103           13,800
                                                       2004      0.990          1.072            3,987

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (8/03).............................................  2007      1.589          1.450            5,099
                                                       2006      1.416          1.589            5,338
                                                       2005      1.297          1.416            5,418
                                                       2004      1.100          1.297            1,654
                                                       2003      1.000          1.100               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.181          1.253               --
                                                       2005      1.181          1.181               --
                                                       2004      1.061          1.181               --
                                                       2003      1.000          1.061               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.201          1.253               --
                                                       2006      1.150          1.201               --
                                                       2005      1.141          1.150               --
                                                       2004      1.055          1.141               --
                                                       2003      1.000          1.055               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (7/03).....  2007      1.399          1.399               --
                                                       2006      1.237          1.399               --
                                                       2005      1.202          1.237               --
                                                       2004      1.097          1.202               --
                                                       2003      1.000          1.097               --






            PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT CHARGES 1.75%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.422          1.515               --
                                                       2006      1.364          1.422           21,079
                                                       2005      1.279          1.364           21,296
                                                       2004      1.224          1.279           18,413
                                                       2003      1.000          1.224            1,313

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.594          1.712            6,945
                                                       2006      1.462          1.594           15,477
                                                       2005      1.387          1.462           24,414
                                                       2004      1.243          1.387           24,531
                                                       2003      1.000          1.243           14,413

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.549          1.481           53,410
                                                       2006      1.346          1.549           49,670
                                                       2005      1.324          1.346          106,075
                                                       2004      1.214          1.324          124,168
                                                       2003      1.000          1.214           52,420

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.606          1.756           22,092
                                                       2006      1.504          1.606           35,267
                                                       2005      1.460          1.504           35,686
                                                       2004      1.333          1.460           32,330
                                                       2003      1.000          1.333           12,209

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      2.011          2.282            6,108
                                                       2006      1.685          2.011           16,929
                                                       2005      1.557          1.685           17,301
                                                       2004      1.336          1.557           13,063
                                                       2003      1.000          1.336            3,580

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.612          1.551           14,736

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.356          1.359            6,867

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.718          1.644           33,406

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (11/05).......  2007      1.199          1.256               --
                                                       2006      1.035          1.199            5,331
                                                       2005      1.017          1.035               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.325          1.362               --
                                                       2006      1.201          1.325            6,833
                                                       2005      1.187          1.201           45,574
                                                       2004      1.113          1.187           54,933
                                                       2003      1.000          1.113           54,663

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (7/03).............................................  2007      1.573          1.627               --
                                                       2006      1.445          1.573           17,899
                                                       2005      1.342          1.445           18,030
                                                       2004      1.255          1.342           12,042
                                                       2003      1.000          1.255           10,847

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.496          1.560           19,169

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.007          1.131           23,460
                                                       2006      1.000          1.007           48,115

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.026          1.060           23,896
                                                       2006      1.000          1.026           10,333

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.978           73,952

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.051          1.098           26,620
                                                       2006      1.000          1.051           43,097

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      0.997          1.005               --
                                                       2005      0.986          0.997           10,333
                                                       2004      0.993          0.986              200
                                                       2003      1.000          0.993              200

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.330          1.389               --
                                                       2005      1.290          1.330           42,018
                                                       2004      1.231          1.290           51,687
                                                       2003      1.000          1.231            5,576

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.848          2.011               --
                                                       2005      1.649          1.848           22,521
                                                       2004      1.411          1.649           24,545
                                                       2003      1.000          1.411            8,200

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.021          1.058               --
                                                       2006      1.007          1.021           23,467
                                                       2005      1.007          1.007           23,104
                                                       2004      0.994          1.007           17,719
                                                       2003      1.000          0.994            9,857

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.994          1.117               --
                                                       2005      1.000          0.994               --
                                                       2004      1.027          1.000               --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.161          1.234               --
                                                       2005      1.139          1.161           22,129
                                                       2004      1.109          1.139           10,105
                                                       2003      1.000          1.109            1,135

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091           22,368

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.248          1.305          219,131
                                                       2006      1.084          1.248          214,799
                                                       2005      1.005          1.084              276

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      3.167          4.433            6,985
                                                       2006      2.378          3.167            8,048
                                                       2005      1.759          2.378            8,551
                                                       2004      1.508          1.759            6,215
                                                       2003      1.000          1.508            6,010

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.708          1.687           43,647
                                                       2006      1.423          1.708           48,588
                                                       2005      1.372          1.423           90,145
                                                       2004      1.203          1.372           83,681
                                                       2003      1.000          1.203           61,066

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.246          1.370               --
                                                       2006      1.063          1.246               --
                                                       2005      1.000          1.063               --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.577          2.000               --
                                                       2005      1.488          1.577               --
                                                       2004      1.281          1.488               --
                                                       2003      1.000          1.281               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.571          1.618           93,682
                                                       2006      1.374          1.571          108,709
                                                       2005      1.320          1.374          109,825
                                                       2004      1.211          1.320          106,162
                                                       2003      1.000          1.211           25,703

  Pioneer Global High Yield VCT Subaccount (Class II)
  (9/05).............................................  2007      1.144          1.148            6,630
                                                       2006      1.039          1.144            6,647
                                                       2005      1.033          1.039               --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.295          1.344          328,080
                                                       2006      1.218          1.295          340,617
                                                       2005      1.219          1.218          429,640
                                                       2004      1.151          1.219          623,370
                                                       2003      1.000          1.151          184,435

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (3/05).......................  2007      1.218          1.259          137,718
                                                       2006      1.083          1.218          107,347
                                                       2005      0.987          1.083            5,886

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (7/05)..................................  2007      1.177          1.223          262,046
                                                       2006      1.063          1.177          260,484
                                                       2005      1.018          1.063           80,410

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.140          1.184          208,389
                                                       2006      1.049          1.140          187,428
                                                       2005      0.999          1.049           36,134

  Pioneer Independence VCT Subaccount (Class II)
  (7/03).............................................  2007      1.308          1.381           29,388
                                                       2006      1.221          1.308           48,087
                                                       2005      1.204          1.221           64,156
                                                       2004      1.152          1.204           70,216
                                                       2003      1.000          1.152           12,273

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (7/03).........................................  2007      2.044          2.274            1,036
                                                       2006      1.697          2.044            1,038
                                                       2005      1.499          1.697            9,494
                                                       2004      1.288          1.499            9,496
                                                       2003      1.000          1.288           10,784

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.846          1.911          101,005
                                                       2006      1.673          1.846          104,192
                                                       2005      1.582          1.673           74,464
                                                       2004      1.322          1.582           96,330
                                                       2003      1.000          1.322           24,823

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.174          1.248          128,073
                                                       2006      1.163          1.174          133,934
                                                       2005      1.094          1.163           11,942
                                                       2004      1.039          1.094               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      2.537          2.016           21,065
                                                       2006      1.891          2.537           21,069
                                                       2005      1.676          1.891           38,039
                                                       2004      1.259          1.676           47,378
                                                       2003      1.000          1.259           30,424

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.168          1.378               --
                                                       2006      1.102          1.168            4,781
                                                       2005      1.072          1.102            4,753
                                                       2004      0.990          1.072               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (8/03).............................................  2007      1.952          1.780           21,583
                                                       2006      1.740          1.952           21,887
                                                       2005      1.594          1.740           34,621
                                                       2004      1.353          1.594           43,253
                                                       2003      1.000          1.353            9,295

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.426          1.514               --
                                                       2005      1.428          1.426            9,350
                                                       2004      1.284          1.428           18,871
                                                       2003      1.000          1.284               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.236          1.289           88,691
                                                       2006      1.184          1.236           39,535
                                                       2005      1.175          1.184           68,327
                                                       2004      1.088          1.175           84,733
                                                       2003      1.000          1.088           50,495

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (7/03).....  2007      1.515          1.514               --
                                                       2006      1.340          1.515            7,705
                                                       2005      1.303          1.340          223,952
                                                       2004      1.190          1.303          217,199
                                                       2003      1.000          1.190          218,629






            PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT CHARGES 1.90%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.248          1.329                --
                                                       2006      1.200          1.248           325,533
                                                       2005      1.126          1.200           330,768
                                                       2004      1.079          1.126           136,479
                                                       2003      1.000          1.079                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.364          1.463           144,076
                                                       2006      1.253          1.364           144,184
                                                       2005      1.190          1.253           143,317
                                                       2004      1.068          1.190            97,387
                                                       2003      1.000          1.068                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.383          1.320           173,891
                                                       2006      1.203          1.383           170,406
                                                       2005      1.185          1.203           209,141
                                                       2004      1.088          1.185           241,752
                                                       2003      1.000          1.088                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.296          1.415           135,315
                                                       2006      1.215          1.296           129,623
                                                       2005      1.182          1.215           587,617
                                                       2004      1.081          1.182           121,090
                                                       2003      1.000          1.081                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.667          1.888           183,742
                                                       2006      1.399          1.667           187,546
                                                       2005      1.294          1.399           203,691
                                                       2004      1.113          1.294           151,277
                                                       2003      1.000          1.113                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.377          1.323            79,464

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.285          1.287            17,023

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.449          1.385                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (11/05).......  2007      1.196          1.252                --
                                                       2006      1.034          1.196                --
                                                       2005      1.015          1.034                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.256          1.291                --
                                                       2006      1.141          1.256            16,956
                                                       2005      1.129          1.141            18,606
                                                       2004      1.061          1.129                96
                                                       2003      1.000          1.061                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (7/03).............................................  2007      1.344          1.389                --
                                                       2006      1.237          1.344            74,391
                                                       2005      1.149          1.237           143,252
                                                       2004      1.077          1.149           126,051
                                                       2003      1.000          1.077                --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.313          1.367           321,777

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.006          1.128           239,472
                                                       2006      1.000          1.006           239,044

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.025          1.057            54,757
                                                       2006      1.000          1.025            45,611

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.977                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.050          1.095           763,486
                                                       2006      1.000          1.050           765,762

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      0.997          1.005                --
                                                       2005      0.988          0.997            53,019
                                                       2004      0.996          0.988            48,078
                                                       2003      1.000          0.996                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.171          1.223                --
                                                       2005      1.139          1.171         1,057,142
                                                       2004      1.088          1.139            60,740
                                                       2003      1.000          1.088                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.507          1.639                --
                                                       2005      1.347          1.507           450,372
                                                       2004      1.154          1.347            52,081
                                                       2003      1.000          1.154                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.028          1.064                --
                                                       2006      1.016          1.028           127,013
                                                       2005      1.017          1.016           137,417
                                                       2004      1.006          1.017           131,509
                                                       2003      1.000          1.006                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.992          1.112                --
                                                       2005      0.999          0.992                --
                                                       2004      1.027          0.999                --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.098          1.165                --
                                                       2005      1.079          1.098                --
                                                       2004      1.052          1.079                --
                                                       2003      1.000          1.052                --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091           123,811

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.245          1.299           559,954
                                                       2006      1.083          1.245           560,605
                                                       2005      1.005          1.083            37,322

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      2.511          3.509            66,599
                                                       2006      1.888          2.511            76,546
                                                       2005      1.398          1.888           111,152
                                                       2004      1.201          1.398            71,406
                                                       2003      1.000          1.201                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.542          1.521            84,099
                                                       2006      1.287          1.542            87,651
                                                       2005      1.243          1.287            90,035
                                                       2004      1.092          1.243            75,423
                                                       2003      1.000          1.092                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.243          1.364                --
                                                       2006      1.062          1.243                --
                                                       2005      1.000          1.062                --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.442          1.827                --
                                                       2005      1.363          1.442            35,343
                                                       2004      1.176          1.363            35,345
                                                       2003      1.000          1.176                --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.411          1.451         2,780,235
                                                       2006      1.236          1.411         1,057,502
                                                       2005      1.189          1.236         1,076,543
                                                       2004      1.092          1.189           188,505
                                                       2003      1.000          1.092                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (9/05).............................................  2007      1.141          1.143            18,201
                                                       2006      1.038          1.141            18,708
                                                       2005      1.033          1.038            19,058

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.193          1.236            23,285
                                                       2006      1.124          1.193            23,028
                                                       2005      1.126          1.124            46,200
                                                       2004      1.065          1.126            59,515
                                                       2003      1.000          1.065                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (3/05).......................  2007      1.215          1.254                --
                                                       2006      1.082          1.215                --
                                                       2005      0.987          1.082                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (7/05)..................................  2007      1.174          1.218            70,928
                                                       2006      1.062          1.174            76,124
                                                       2005      1.018          1.062                --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.137          1.179             9,214
                                                       2006      1.047          1.137                --
                                                       2005      0.999          1.047                --

  Pioneer Independence VCT Subaccount (Class II)
  (7/03).............................................  2007      1.179          1.242             4,181
                                                       2006      1.102          1.179             4,184
                                                       2005      1.088          1.102             4,188
                                                       2004      1.043          1.088             3,483
                                                       2003      1.000          1.043                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (7/03).........................................  2007      1.819          2.021            62,150
                                                       2006      1.512          1.819            62,150
                                                       2005      1.338          1.512            26,416
                                                       2004      1.152          1.338            26,418
                                                       2003      1.000          1.152                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.570          1.623            40,004
                                                       2006      1.425          1.570            41,176
                                                       2005      1.350          1.425           869,174
                                                       2004      1.130          1.350           103,147
                                                       2003      1.000          1.130                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.170          1.241            14,481
                                                       2006      1.160          1.170            14,238
                                                       2005      1.092          1.160            60,229
                                                       2004      1.039          1.092            49,827

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      2.207          1.752             2,946
                                                       2006      1.648          2.207             2,947
                                                       2005      1.462          1.648            98,354
                                                       2004      1.101          1.462           107,127
                                                       2003      1.000          1.101                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.163          1.371                --
                                                       2006      1.099          1.163            14,363
                                                       2005      1.071          1.099            52,586
                                                       2004      0.990          1.071            41,335

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (8/03).............................................  2007      1.579          1.438            29,266
                                                       2006      1.410          1.579            29,102
                                                       2005      1.293          1.410            21,254
                                                       2004      1.099          1.293            20,684
                                                       2003      1.000          1.099                --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.175          1.247                --
                                                       2005      1.178          1.175                --
                                                       2004      1.061          1.178                --
                                                       2003      1.000          1.061                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.193          1.242           364,502
                                                       2006      1.144          1.193           360,748
                                                       2005      1.138          1.144           199,788
                                                       2004      1.055          1.138           166,324
                                                       2003      1.000          1.055                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (7/03).....  2007      1.389          1.387                --
                                                       2006      1.231          1.389         1,794,239
                                                       2005      1.198          1.231           142,901
                                                       2004      1.096          1.198           114,545
                                                       2003      1.000          1.096                --






            PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT CHARGES 1.95%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.411          1.503                --
                                                       2006      1.357          1.411           207,961
                                                       2005      1.274          1.357           250,130
                                                       2004      1.222          1.274           257,841
                                                       2003      1.000          1.222           110,756

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.583          1.696           198,353
                                                       2006      1.454          1.583           265,305
                                                       2005      1.382          1.454           292,784
                                                       2004      1.241          1.382           312,951
                                                       2003      1.000          1.241            79,516

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.538          1.468           438,292
                                                       2006      1.339          1.538           448,041
                                                       2005      1.320          1.339           552,083
                                                       2004      1.213          1.320           514,971
                                                       2003      1.000          1.213           156,858

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.595          1.739           311,018
                                                       2006      1.496          1.595           368,152
                                                       2005      1.456          1.496           409,343
                                                       2004      1.331          1.456           432,168
                                                       2003      1.000          1.331           115,056

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.996          2.260           482,919
                                                       2006      1.676          1.996           522,502
                                                       2005      1.551          1.676           522,836
                                                       2004      1.335          1.551           416,907
                                                       2003      1.000          1.335            79,691

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.600          1.537           574,613

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.345          1.346            70,773

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.705          1.629           335,311

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (11/05).......  2007      1.194          1.250                --
                                                       2006      1.033          1.194                --
                                                       2005      1.015          1.033                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.315          1.351                --
                                                       2006      1.194          1.315           185,900
                                                       2005      1.183          1.194           107,163
                                                       2004      1.112          1.183           132,002
                                                       2003      1.000          1.112            48,704

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (7/03).............................................  2007      1.562          1.614                --
                                                       2006      1.438          1.562           582,006
                                                       2005      1.337          1.438           619,107
                                                       2004      1.253          1.337           629,688
                                                       2003      1.000          1.253            36,852

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.484          1.545           195,843

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.006          1.127           196,430
                                                       2006      1.000          1.006           279,916

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.019          1.050           545,320
                                                       2006      1.000          1.019           475,021

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.977                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.049          1.094           159,460
                                                       2006      1.000          1.049           172,140

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      0.991          0.999                --
                                                       2005      0.982          0.991           335,009
                                                       2004      0.992          0.982           664,582
                                                       2003      1.000          0.992         1,238,826

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.322          1.381                --
                                                       2005      1.286          1.322           219,707
                                                       2004      1.230          1.286           255,294
                                                       2003      1.000          1.230           140,165

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.838          1.999                --
                                                       2005      1.643          1.838            96,906
                                                       2004      1.409          1.643            98,466
                                                       2003      1.000          1.409            28,213

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.013          1.048                --
                                                       2006      1.001          1.013           332,619
                                                       2005      1.003          1.001           570,078
                                                       2004      0.993          1.003           337,371
                                                       2003      1.000          0.993            68,714

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.991          1.111                --
                                                       2005      0.998          0.991             1,737
                                                       2004      1.027          0.998             1,739

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.155          1.225                --
                                                       2005      1.136          1.155           202,889
                                                       2004      1.107          1.136           169,201
                                                       2003      1.000          1.107           109,291

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091           317,131

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.244          1.297            96,294
                                                       2006      1.082          1.244            98,864
                                                       2005      1.005          1.082            56,444

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      3.144          4.391           108,521
                                                       2006      2.366          3.144            74,805
                                                       2005      1.753          2.366           177,525
                                                       2004      1.506          1.753           110,605
                                                       2003      1.000          1.506            44,021

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.695          1.671           474,627
                                                       2006      1.415          1.695           511,974
                                                       2005      1.368          1.415           708,831
                                                       2004      1.202          1.368           692,709
                                                       2003      1.000          1.202           222,984

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.242          1.363                --
                                                       2006      1.062          1.242                --
                                                       2005      1.000          1.062                --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.568          1.986                --
                                                       2005      1.483          1.568            41,554
                                                       2004      1.280          1.483            13,114
                                                       2003      1.000          1.280             1,836

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.560          1.603           844,995
                                                       2006      1.367          1.560           776,618
                                                       2005      1.316          1.367           898,863
                                                       2004      1.209          1.316           961,341
                                                       2003      1.000          1.209           390,620

  Pioneer Global High Yield VCT Subaccount (Class II)
  (9/05).............................................  2007      1.140          1.141            84,306
                                                       2006      1.037          1.140            14,208
                                                       2005      1.032          1.037                --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.286          1.332           960,739
                                                       2006      1.211          1.286         1,304,420
                                                       2005      1.215          1.211         1,194,023
                                                       2004      1.149          1.215         1,571,510
                                                       2003      1.000          1.149           804,210

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (3/05).......................  2007      1.214          1.252                --
                                                       2006      1.081          1.214                --
                                                       2005      0.987          1.081                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (7/05)..................................  2007      1.173          1.217           208,986
                                                       2006      1.062          1.173            66,118
                                                       2005      1.018          1.062                --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.136          1.177           402,868
                                                       2006      1.047          1.136           224,726
                                                       2005      0.999          1.047             2,344

  Pioneer Independence VCT Subaccount (Class II)
  (7/03).............................................  2007      1.299          1.368           124,810
                                                       2006      1.215          1.299           142,371
                                                       2005      1.200          1.215           266,120
                                                       2004      1.151          1.200           283,330
                                                       2003      1.000          1.151           189,088

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (7/03).........................................  2007      2.029          2.253           116,658
                                                       2006      1.688          2.029            72,240
                                                       2005      1.494          1.688           427,680
                                                       2004      1.286          1.494           272,265
                                                       2003      1.000          1.286           127,935

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.832          1.893           287,712
                                                       2006      1.664          1.832           303,565
                                                       2005      1.576          1.664           393,047
                                                       2004      1.320          1.576           673,156
                                                       2003      1.000          1.320           180,500

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.168          1.238            31,699
                                                       2006      1.159          1.168            96,753
                                                       2005      1.092          1.159           118,087
                                                       2004      1.039          1.092            66,258

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      2.518          1.998            56,621
                                                       2006      1.881          2.518            91,073
                                                       2005      1.670          1.881           110,618
                                                       2004      1.258          1.670            93,070
                                                       2003      1.000          1.258            42,488

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.161          1.368                --
                                                       2006      1.098          1.161             1,633
                                                       2005      1.070          1.098             1,635
                                                       2004      0.990          1.070             1,637

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (8/03).............................................  2007      1.938          1.764           182,622
                                                       2006      1.731          1.938           169,606
                                                       2005      1.589          1.731           332,172
                                                       2004      1.351          1.589           237,395
                                                       2003      1.000          1.351            47,632

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.419          1.504                --
                                                       2005      1.423          1.419            22,381
                                                       2004      1.282          1.423           122,809
                                                       2003      1.000          1.282           130,821

  Pioneer Strategic Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.227          1.277         1,193,266
                                                       2006      1.177          1.227         1,182,288
                                                       2005      1.171          1.177         1,200,111
                                                       2004      1.086          1.171         1,066,989
                                                       2003      1.000          1.086           122,192

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (7/03).....  2007      1.504          1.501                --
                                                       2006      1.333          1.504           127,011
                                                       2005      1.298          1.333           264,476
                                                       2004      1.188          1.298           291,723
                                                       2003      1.000          1.188           171,704






            PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT CHARGES 2.00%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.169          1.245               --
                                                       2006      1.125          1.169            9,272
                                                       2005      1.057          1.125            8,442
                                                       2004      1.000          1.057            2,641

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.221          1.308            6,368
                                                       2006      1.122          1.221               --
                                                       2005      1.067          1.122               --
                                                       2004      1.000          1.067               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.251          1.193            6,971
                                                       2006      1.089          1.251               --
                                                       2005      1.075          1.089               --
                                                       2004      1.000          1.075               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.190          1.297            9,221
                                                       2006      1.117          1.190            9,018
                                                       2005      1.087          1.117            8,523
                                                       2004      1.000          1.087            2,559

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.489          1.685           27,739
                                                       2006      1.251          1.489           29,128
                                                       2005      1.158          1.251           30,056
                                                       2004      1.000          1.158           14,320

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.260          1.211           10,683

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.199          1.200               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.299          1.241           11,984

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (11/05).......  2007      1.193          1.249               --
                                                       2006      1.033          1.193           12,574
                                                       2005      1.015          1.033           12,574

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.172          1.204               --
                                                       2006      1.065          1.172               --
                                                       2005      1.056          1.065               --
                                                       2004      1.000          1.056               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (7/03).............................................  2007      1.231          1.272               --
                                                       2006      1.134          1.231           22,784
                                                       2005      1.055          1.134           21,631
                                                       2004      1.000          1.055           15,654

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.229          1.280            9,332

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.005          1.126           13,659
                                                       2006      1.000          1.005           13,659

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.032          1.063           48,207
                                                       2006      1.000          1.032           46,878

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.977               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.049          1.093               --
                                                       2006      1.000          1.049               --

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      1.005          1.012               --
                                                       2005      0.996          1.005            4,343
                                                       2004      1.000          0.996            1,374

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.078          1.125               --
                                                       2005      1.049          1.078           12,070
                                                       2004      1.000          1.049               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.310          1.424               --
                                                       2005      1.171          1.310               --
                                                       2004      1.000          1.171               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.044          1.079               --
                                                       2006      1.032          1.044            4,701
                                                       2005      1.035          1.032            4,248
                                                       2004      1.000          1.035            1,323

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.986          1.105               --
                                                       2005      0.994          0.986            7,280
                                                       2004      1.000          0.994            6,910

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.045          1.108               --
                                                       2005      1.028          1.045               --
                                                       2004      1.000          1.028               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091            4,953

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.242          1.296            9,746
                                                       2006      1.082          1.242            9,731
                                                       2005      1.004          1.082            9,270

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      2.325          3.247            3,658
                                                       2006      1.751          2.325            5,034
                                                       2005      1.298          1.751            5,836
                                                       2004      1.000          1.298            2,212

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.396          1.375           30,187
                                                       2006      1.166          1.396           11,582
                                                       2005      1.127          1.166           12,353
                                                       2004      1.000          1.127           12,134

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.241          1.361               --
                                                       2006      1.061          1.241               --
                                                       2005      1.000          1.061               --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.247          1.578               --
                                                       2005      1.180          1.247               --
                                                       2004      1.000          1.180               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.294          1.329           39,191
                                                       2006      1.134          1.294           13,887
                                                       2005      1.093          1.134           13,398
                                                       2004      1.000          1.093            3,834

  Pioneer Global High Yield VCT Subaccount (Class II)
  (9/05).............................................  2007      1.139          1.140               --
                                                       2006      1.037          1.139               --
                                                       2005      1.032          1.037               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.150          1.190            1,862
                                                       2006      1.084          1.150            1,812
                                                       2005      1.087          1.084            1,199
                                                       2004      1.000          1.087               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (3/05).......................  2007      1.213          1.250           73,696
                                                       2006      1.081          1.213           73,696
                                                       2005      0.987          1.081          260,232

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (7/05)..................................  2007      1.172          1.215          285,290
                                                       2006      1.061          1.172          285,302
                                                       2005      1.017          1.061          126,437

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.135          1.176          326,640
                                                       2006      1.047          1.135          326,640
                                                       2005      0.999          1.047           66,491

  Pioneer Independence VCT Subaccount (Class II)
  (7/03).............................................  2007      1.171          1.233           11,714
                                                       2006      1.096          1.171           11,714
                                                       2005      1.083          1.096           11,714
                                                       2004      1.000          1.083               --

  Pioneer International Value VCT Subaccount (Class
  II) (7/03).........................................  2007      1.591          1.766            9,431
                                                       2006      1.324          1.591           10,191
                                                       2005      1.173          1.324           10,952
                                                       2004      1.000          1.173           11,702

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.331          1.374               --
                                                       2006      1.209          1.331           18,212
                                                       2005      1.146          1.209           17,930
                                                       2004      1.000          1.146           18,065

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.146          1.214           17,290
                                                       2006      1.137          1.146           10,683
                                                       2005      1.072          1.137            2,271
                                                       2004      1.000          1.072               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      1.974          1.565            5,395
                                                       2006      1.476          1.974            4,126
                                                       2005      1.311          1.476            4,890
                                                       2004      1.000          1.311            5,273

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.097          1.292               --
                                                       2006      1.038          1.097           22,986
                                                       2005      1.012          1.038           21,426
                                                       2004      1.000          1.012           20,313

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (8/03).............................................  2007      1.409          1.282               --
                                                       2006      1.259          1.409               --
                                                       2005      1.156          1.259               --
                                                       2004      1.000          1.156               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.106          1.173               --
                                                       2005      1.110          1.106               --
                                                       2004      1.000          1.110               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.151          1.198           38,814
                                                       2006      1.106          1.151           38,604
                                                       2005      1.100          1.106           35,414
                                                       2004      1.000          1.100           27,460

  Pioneer Value VCT Subaccount (Class II) (7/03).....  2007      1.259          1.256               --
                                                       2006      1.117          1.259           12,026
                                                       2005      1.088          1.117           11,952
                                                       2004      1.000          1.088            3,856






            PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT CHARGES 2.10%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.240          1.320             --
                                                       2006      1.194          1.240             --
                                                       2005      1.123          1.194             --
                                                       2004      1.078          1.123             --
                                                       2003      1.000          1.078             --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.355          1.450             --
                                                       2006      1.247          1.355             --
                                                       2005      1.187          1.247             --
                                                       2004      1.067          1.187             --
                                                       2003      1.000          1.067             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.374          1.309             --
                                                       2006      1.198          1.374             --
                                                       2005      1.182          1.198             --
                                                       2004      1.088          1.182             --
                                                       2003      1.000          1.088             --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.288          1.402             --
                                                       2006      1.210          1.288             --
                                                       2005      1.179          1.210             --
                                                       2004      1.080          1.179             --
                                                       2003      1.000          1.080             --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.656          1.872             --
                                                       2006      1.392          1.656             --
                                                       2005      1.291          1.392             --
                                                       2004      1.112          1.291             --
                                                       2003      1.000          1.112             --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.367          1.312             --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.276          1.276             --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.439          1.373             --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (11/05).......  2007      1.191          1.246             --
                                                       2006      1.032          1.191             --
                                                       2005      1.014          1.032             --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.248          1.281             --
                                                       2006      1.135          1.248             --
                                                       2005      1.126          1.135             --
                                                       2004      1.060          1.126             --
                                                       2003      1.000          1.060             --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (7/03).............................................  2007      1.335          1.379             --
                                                       2006      1.231          1.335             --
                                                       2005      1.146          1.231             --
                                                       2004      1.076          1.146             --
                                                       2003      1.000          1.076             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.303          1.356             --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.005          1.124             --
                                                       2006      1.000          1.005             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.019          1.048             --
                                                       2006      1.000          1.019             --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.976             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.048          1.091             --
                                                       2006      1.000          1.048             --

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      0.992          1.000             --
                                                       2005      0.985          0.992             --
                                                       2004      0.996          0.985             --
                                                       2003      1.000          0.996             --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.166          1.217             --
                                                       2005      1.136          1.166             --
                                                       2004      1.088          1.136             --
                                                       2003      1.000          1.088             --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.500          1.630             --
                                                       2005      1.343          1.500             --
                                                       2004      1.154          1.343             --
                                                       2003      1.000          1.154             --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.022          1.056             --
                                                       2006      1.011          1.022             --
                                                       2005      1.015          1.011             --
                                                       2004      1.006          1.015             --
                                                       2003      1.000          1.006             --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.988          1.106             --
                                                       2005      0.997          0.988             --
                                                       2004      1.027          0.997             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.093          1.157             --
                                                       2005      1.076          1.093             --
                                                       2004      1.051          1.076             --
                                                       2003      1.000          1.051             --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091             --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.240          1.292             --
                                                       2006      1.081          1.240             --
                                                       2005      1.004          1.081             --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      2.494          3.479             --
                                                       2006      1.880          2.494             --
                                                       2005      1.395          1.880             --
                                                       2004      1.200          1.395             --
                                                       2003      1.000          1.200             --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.532          1.508             --
                                                       2006      1.281          1.532             --
                                                       2005      1.240          1.281             --
                                                       2004      1.091          1.240             --
                                                       2003      1.000          1.091             --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.239          1.357             --
                                                       2006      1.061          1.239             --
                                                       2005      1.000          1.061             --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.436          1.815             --
                                                       2005      1.360          1.436             --
                                                       2004      1.175          1.360             --
                                                       2003      1.000          1.175             --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.402          1.438             --
                                                       2006      1.230          1.402             --
                                                       2005      1.186          1.230             --
                                                       2004      1.092          1.186             --
                                                       2003      1.000          1.092             --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (9/05).............................................  2007      1.137          1.137             --
                                                       2006      1.036          1.137             --
                                                       2005      1.031          1.036             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.186          1.226             --
                                                       2006      1.119          1.186             --
                                                       2005      1.123          1.119             --
                                                       2004      1.064          1.123             --
                                                       2003      1.000          1.064             --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (3/05).......................  2007      1.211          1.247             --
                                                       2006      1.080          1.211             --
                                                       2005      0.987          1.080             --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (7/05)..................................  2007      1.170          1.211             --
                                                       2006      1.061          1.170             --
                                                       2005      1.017          1.061             --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.133          1.172             --
                                                       2006      1.046          1.133             --
                                                       2005      0.999          1.046             --

  Pioneer Independence VCT Subaccount (Class II)
  (7/03).............................................  2007      1.171          1.232             --
                                                       2006      1.097          1.171             --
                                                       2005      1.085          1.097             --
                                                       2004      1.042          1.085             --
                                                       2003      1.000          1.042             --

  Pioneer International Value VCT Subaccount (Class
  II) (7/03).........................................  2007      1.807          2.004             --
                                                       2006      1.506          1.807             --
                                                       2005      1.335          1.506             --
                                                       2004      1.151          1.335             --
                                                       2003      1.000          1.151             --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.560          1.609             --
                                                       2006      1.419          1.560             --
                                                       2005      1.346          1.419             --
                                                       2004      1.129          1.346             --
                                                       2003      1.000          1.129             --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.163          1.231             --
                                                       2006      1.155          1.163             --
                                                       2005      1.091          1.155             --
                                                       2004      1.039          1.091             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      2.192          1.737             --
                                                       2006      1.640          2.192             --
                                                       2005      1.458          1.640             --
                                                       2004      1.100          1.458             --
                                                       2003      1.000          1.100             --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.156          1.361             --
                                                       2006      1.095          1.156             --
                                                       2005      1.069          1.095             --
                                                       2004      0.990          1.069             --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (8/03).............................................  2007      1.569          1.426             --
                                                       2006      1.403          1.569             --
                                                       2005      1.290          1.403             --
                                                       2004      1.099          1.290             --
                                                       2003      1.000          1.099             --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.170          1.240             --
                                                       2005      1.175          1.170             --
                                                       2004      1.060          1.175             --
                                                       2003      1.000          1.060             --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.185          1.232             --
                                                       2006      1.139          1.185             --
                                                       2005      1.135          1.139             --
                                                       2004      1.054          1.135             --
                                                       2003      1.000          1.054             --

  Pioneer Value VCT Subaccount (Class II) (7/03).....  2007      1.380          1.376             --
                                                       2006      1.225          1.380             --
                                                       2005      1.195          1.225             --
                                                       2004      1.096          1.195             --
                                                       2003      1.000          1.096             --






            PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT CHARGES 2.15%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.401          1.491               --
                                                       2006      1.350          1.401           41,576
                                                       2005      1.270          1.350           40,163
                                                       2004      1.220          1.270           41,281
                                                       2003      1.000          1.220           22,172

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.571          1.680           20,914
                                                       2006      1.446          1.571           36,327
                                                       2005      1.378          1.446           35,897
                                                       2004      1.239          1.378           37,257
                                                       2003      1.000          1.239           32,356

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.527          1.454          113,349
                                                       2006      1.332          1.527          132,264
                                                       2005      1.316          1.332          145,908
                                                       2004      1.211          1.316          144,223
                                                       2003      1.000          1.211           74,742

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.583          1.723          202,412
                                                       2006      1.488          1.583          214,383
                                                       2005      1.451          1.488          215,511
                                                       2004      1.330          1.451          213,257
                                                       2003      1.000          1.330          141,995

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.982          2.239           98,427
                                                       2006      1.667          1.982          104,260
                                                       2005      1.546          1.667           66,230
                                                       2004      1.333          1.546           36,817
                                                       2003      1.000          1.333           25,901

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.587          1.523           29,890

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.334          1.334           28,757

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.691          1.614               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (11/05).......  2007      1.190          1.245               --
                                                       2006      1.031          1.190               --
                                                       2005      1.014          1.031               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.305          1.340               --
                                                       2006      1.188          1.305           39,345
                                                       2005      1.179          1.188           38,537
                                                       2004      1.110          1.179           38,367
                                                       2003      1.000          1.110           16,994

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (7/03).............................................  2007      1.550          1.601               --
                                                       2006      1.430          1.550           37,638
                                                       2005      1.333          1.430           37,433
                                                       2004      1.252          1.333           32,006
                                                       2003      1.000          1.252            5,520

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.472          1.531           33,937

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.004          1.123           97,485
                                                       2006      1.000          1.004          134,349

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.011          1.040          245,389
                                                       2006      1.000          1.011          275,708

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.976               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.048          1.090           37,057
                                                       2006      1.000          1.048           48,396

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      0.986          0.993               --
                                                       2005      0.979          0.986           33,529
                                                       2004      0.990          0.979           62,162
                                                       2003      1.000          0.990           71,445

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.315          1.372               --
                                                       2005      1.282          1.315          113,552
                                                       2004      1.228          1.282          109,171
                                                       2003      1.000          1.228           85,117

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.828          1.987               --
                                                       2005      1.638          1.828           23,914
                                                       2004      1.408          1.638           24,752
                                                       2003      1.000          1.408           26,118

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.006          1.039               --
                                                       2006      0.996          1.006          103,962
                                                       2005      1.000          0.996          100,381
                                                       2004      0.992          1.000           97,848
                                                       2003      1.000          0.992           64,224

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.987          1.105               --
                                                       2005      0.997          0.987           15,831
                                                       2004      1.027          0.997            9,265

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.149          1.216               --
                                                       2005      1.132          1.149          143,822
                                                       2004      1.106          1.132          111,302
                                                       2003      1.000          1.106           83,005

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091          101,902

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.239          1.290            9,612
                                                       2006      1.081          1.239               --
                                                       2005      1.004          1.081               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      3.121          4.351           15,232
                                                       2006      2.353          3.121           11,671
                                                       2005      1.747          2.353           24,799
                                                       2004      1.504          1.747           25,287
                                                       2003      1.000          1.504           20,805

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.683          1.656           99,809
                                                       2006      1.408          1.683           89,977
                                                       2005      1.363          1.408          113,831
                                                       2004      1.200          1.363          115,486
                                                       2003      1.000          1.200           66,226

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.237          1.355               --
                                                       2006      1.060          1.237               --
                                                       2005      1.000          1.060               --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.560          1.972               --
                                                       2005      1.478          1.560            2,721
                                                       2004      1.278          1.478            4,088
                                                       2003      1.000          1.278            4,088

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.548          1.588           68,774
                                                       2006      1.360          1.548           75,007
                                                       2005      1.311          1.360          107,056
                                                       2004      1.208          1.311          116,524
                                                       2003      1.000          1.208           95,715

  Pioneer Global High Yield VCT Subaccount (Class II)
  (9/05).............................................  2007      1.136          1.135            5,283
                                                       2006      1.036          1.136               --
                                                       2005      1.031          1.036               --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.277          1.319          341,836
                                                       2006      1.205          1.277          392,611
                                                       2005      1.211          1.205          380,843
                                                       2004      1.148          1.211          390,240
                                                       2003      1.000          1.148          232,322

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (3/05).......................  2007      1.210          1.245               --
                                                       2006      1.080          1.210               --
                                                       2005      0.987          1.080               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (7/05)..................................  2007      1.169          1.210          340,148
                                                       2006      1.060          1.169          131,203
                                                       2005      1.017          1.060               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.132          1.171          528,076
                                                       2006      1.045          1.132          330,130
                                                       2005      0.999          1.045               --

  Pioneer Independence VCT Subaccount (Class II)
  (7/03).............................................  2007      1.289          1.355           98,727
                                                       2006      1.208          1.289          124,759
                                                       2005      1.196          1.208          130,619
                                                       2004      1.149          1.196          117,442
                                                       2003      1.000          1.149          178,804

  Pioneer International Value VCT Subaccount (Class
  II) (7/03).........................................  2007      2.014          2.232           87,105
                                                       2006      1.679          2.014           77,230
                                                       2005      1.489          1.679           77,517
                                                       2004      1.285          1.489           77,852
                                                       2003      1.000          1.285           74,450

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.819          1.875          168,644
                                                       2006      1.655          1.819          209,834
                                                       2005      1.571          1.655          209,674
                                                       2004      1.318          1.571          204,223
                                                       2003      1.000          1.318          133,128

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.161          1.229           29,706
                                                       2006      1.154          1.161           59,626
                                                       2005      1.090          1.154           43,958
                                                       2004      1.038          1.090           16,725

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      2.500          1.979           51,710
                                                       2006      1.871          2.500           60,806
                                                       2005      1.664          1.871           62,973
                                                       2004      1.256          1.664           53,964
                                                       2003      1.000          1.256           41,586

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.155          1.358               --
                                                       2006      1.094          1.155           21,849
                                                       2005      1.069          1.094           21,849
                                                       2004      0.990          1.069               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (8/03).............................................  2007      1.924          1.747           76,087
                                                       2006      1.722          1.924           85,600
                                                       2005      1.583          1.722           68,347
                                                       2004      1.349          1.583           49,785
                                                       2003      1.000          1.349           21,431

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.411          1.495               --
                                                       2005      1.418          1.411           19,857
                                                       2004      1.280          1.418            3,005
                                                       2003      1.000          1.280            3,005

  Pioneer Strategic Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.218          1.265          118,199
                                                       2006      1.171          1.218          120,542
                                                       2005      1.168          1.171          128,168
                                                       2004      1.085          1.168          131,144
                                                       2003      1.000          1.085           66,810

  Pioneer Value VCT Subaccount (Class II) (7/03).....  2007      1.493          1.487               --
                                                       2006      1.326          1.493            4,434
                                                       2005      1.294          1.326            4,390
                                                       2004      1.187          1.294            4,232
                                                       2003      1.000          1.187               --

            PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT CHARGES 2.20%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.163          1.238                --
                                                       2006      1.121          1.163                --
                                                       2005      1.056          1.121                --
                                                       2004      1.000          1.056                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.215          1.299                --
                                                       2006      1.119          1.215                --
                                                       2005      1.066          1.119                --
                                                       2004      1.000          1.066                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.244          1.184                --
                                                       2006      1.086          1.244                --
                                                       2005      1.073          1.086                --
                                                       2004      1.000          1.073                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.184          1.288                --
                                                       2006      1.113          1.184                --
                                                       2005      1.086          1.113                --
                                                       2004      1.000          1.086                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.482          1.673                --
                                                       2006      1.247          1.482                --
                                                       2005      1.157          1.247                --
                                                       2004      1.000          1.157                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.253          1.202                --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.192          1.191                --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.291          1.232                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (11/05).......  2007      1.189          1.243                --
                                                       2006      1.031          1.189                --
                                                       2005      1.013          1.031                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.166          1.197                --
                                                       2006      1.062          1.166                --
                                                       2005      1.054          1.062                --
                                                       2004      1.000          1.054                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (7/03).............................................  2007      1.224          1.265                --
                                                       2006      1.130          1.224                --
                                                       2005      1.054          1.130                --
                                                       2004      1.000          1.054                --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.222          1.270                --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.004          1.122                --
                                                       2006      1.000          1.004                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.027          1.055             7,205
                                                       2006      1.000          1.027            10,865

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.975            33,588

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.047          1.089                --
                                                       2006      1.000          1.047                --

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      1.001          1.008                --
                                                       2005      0.995          1.001                --
                                                       2004      1.000          0.995                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.075          1.121                --
                                                       2005      1.048          1.075                --
                                                       2004      1.000          1.048                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.306          1.418                --
                                                       2005      1.170          1.306                --
                                                       2004      1.000          1.170                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.038          1.072                --
                                                       2006      1.029          1.038                --
                                                       2005      1.033          1.029                --
                                                       2004      1.000          1.033                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.983          1.099                --
                                                       2005      0.993          0.983                --
                                                       2004      1.000          0.993                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.042          1.102                --
                                                       2005      1.027          1.042                --
                                                       2004      1.000          1.027                --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090            16,422

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.238          1.289                --
                                                       2006      1.080          1.238                --
                                                       2005      1.004          1.080                --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      2.314          3.224                --
                                                       2006      1.745          2.314                --
                                                       2005      1.296          1.745                --
                                                       2004      1.000          1.296                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.389          1.366                --
                                                       2006      1.162          1.389                --
                                                       2005      1.126          1.162                --
                                                       2004      1.000          1.126                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.236          1.354                --
                                                       2006      1.060          1.236                --
                                                       2005      1.000          1.060                --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.243          1.570                --
                                                       2005      1.178          1.243                --
                                                       2004      1.000          1.178                --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.287          1.320                --
                                                       2006      1.131          1.287                --
                                                       2005      1.091          1.131                --
                                                       2004      1.000          1.091                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (9/05).............................................  2007      1.135          1.133            33,289
                                                       2006      1.035          1.135            15,627
                                                       2005      1.031          1.035                --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.144          1.181            16,864
                                                       2006      1.080          1.144                --
                                                       2005      1.086          1.080                --
                                                       2004      1.000          1.086                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (3/05).......................  2007      1.208          1.243                --
                                                       2006      1.079          1.208                --
                                                       2005      0.987          1.079                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (7/05)..................................  2007      1.168          1.208         1,576,238
                                                       2006      1.060          1.168           147,787
                                                       2005      1.017          1.060                --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.131          1.169           256,100
                                                       2006      1.045          1.131            79,335
                                                       2005      0.999          1.045                --

  Pioneer Independence VCT Subaccount (Class II)
  (7/03).............................................  2007      1.165          1.224                --
                                                       2006      1.093          1.165                --
                                                       2005      1.082          1.093                --
                                                       2004      1.000          1.082                --

  Pioneer International Value VCT Subaccount (Class
  II) (7/03).........................................  2007      1.583          1.753                --
                                                       2006      1.320          1.583                --
                                                       2005      1.171          1.320                --
                                                       2004      1.000          1.171                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.324          1.364                --
                                                       2006      1.205          1.324                --
                                                       2005      1.145          1.205                --
                                                       2004      1.000          1.145                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.140          1.206                --
                                                       2006      1.134          1.140                --
                                                       2005      1.071          1.134                --
                                                       2004      1.000          1.071                --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      1.964          1.554                --
                                                       2006      1.471          1.964                --
                                                       2005      1.309          1.471                --
                                                       2004      1.000          1.309                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.092          1.284                --
                                                       2006      1.035          1.092                --
                                                       2005      1.011          1.035                --
                                                       2004      1.000          1.011                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (8/03).............................................  2007      1.402          1.273                --
                                                       2006      1.255          1.402                --
                                                       2005      1.155          1.255                --
                                                       2004      1.000          1.155                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.103          1.168                --
                                                       2005      1.109          1.103                --
                                                       2004      1.000          1.109                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.145          1.189           114,496
                                                       2006      1.102          1.145                --
                                                       2005      1.099          1.102                --
                                                       2004      1.000          1.099                --

  Pioneer Value VCT Subaccount (Class II) (7/03).....  2007      1.253          1.247                --
                                                       2006      1.113          1.253                --
                                                       2005      1.087          1.113                --
                                                       2004      1.000          1.087                --






            PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT CHARGES 2.25%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.162          1.236               --
                                                       2006      1.120          1.162               --
                                                       2005      1.055          1.120               --
                                                       2004      1.000          1.055               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.213          1.296               --
                                                       2006      1.118          1.213               --
                                                       2005      1.066          1.118               --
                                                       2004      1.000          1.066               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.243          1.182           19,258
                                                       2006      1.085          1.243           19,258
                                                       2005      1.073          1.085           19,258
                                                       2004      1.000          1.073               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.182          1.286               --
                                                       2006      1.112          1.182               --
                                                       2005      1.086          1.112               --
                                                       2004      1.000          1.086               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.480          1.670               --
                                                       2006      1.246          1.480               --
                                                       2005      1.157          1.246               --
                                                       2004      1.000          1.157               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.251          1.200               --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.190          1.189               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.290          1.230               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (11/05).......  2007      1.188          1.242               --
                                                       2006      1.030          1.188               --
                                                       2005      1.013          1.030               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.165          1.195               --
                                                       2006      1.061          1.165               --
                                                       2005      1.054          1.061               --
                                                       2004      1.000          1.054               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (7/03).............................................  2007      1.223          1.263               --
                                                       2006      1.129          1.223               --
                                                       2005      1.053          1.129               --
                                                       2004      1.000          1.053               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.220          1.268               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.003          1.121               --
                                                       2006      1.000          1.003               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.026          1.053               --
                                                       2006      1.000          1.026               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.975               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.047          1.088               --
                                                       2006      1.000          1.047               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      1.001          1.007               --
                                                       2005      0.995          1.001               --
                                                       2004      1.000          0.995               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.074          1.120               --
                                                       2005      1.047          1.074               --
                                                       2004      1.000          1.047               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.305          1.417               --
                                                       2005      1.170          1.305               --
                                                       2004      1.000          1.170               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.037          1.070               --
                                                       2006      1.028          1.037               --
                                                       2005      1.033          1.028               --
                                                       2004      1.000          1.033               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.982          1.098               --
                                                       2005      0.993          0.982               --
                                                       2004      1.000          0.993               --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.041          1.101               --
                                                       2005      1.026          1.041               --
                                                       2004      1.000          1.026               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.237          1.287               --
                                                       2006      1.080          1.237               --
                                                       2005      1.004          1.080               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      2.311          3.218               --
                                                       2006      1.744          2.311               --
                                                       2005      1.296          1.744               --
                                                       2004      1.000          1.296               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.387          1.363           17,679
                                                       2006      1.161          1.387           17,679
                                                       2005      1.126          1.161           17,679
                                                       2004      1.000          1.126               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.235          1.352               --
                                                       2006      1.059          1.235               --
                                                       2005      1.000          1.059               --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.242          1.568               --
                                                       2005      1.178          1.242               --
                                                       2004      1.000          1.178               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.286          1.317            8,850
                                                       2006      1.130          1.286               --
                                                       2005      1.091          1.130               --
                                                       2004      1.000          1.091               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (9/05).............................................  2007      1.134          1.132               --
                                                       2006      1.035          1.134               --
                                                       2005      1.031          1.035               --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.142          1.179               --
                                                       2006      1.079          1.142               --
                                                       2005      1.086          1.079               --
                                                       2004      1.000          1.086               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (3/05).......................  2007      1.207          1.242               --
                                                       2006      1.079          1.207               --
                                                       2005      0.987          1.079               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (7/05)..................................  2007      1.167          1.206           38,663
                                                       2006      1.059          1.167               --
                                                       2005      1.017          1.059               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.130          1.167               --
                                                       2006      1.045          1.130               --
                                                       2005      0.999          1.045               --

  Pioneer Independence VCT Subaccount (Class II)
  (7/03).............................................  2007      1.164          1.222               --
                                                       2006      1.092          1.164               --
                                                       2005      1.082          1.092               --
                                                       2004      1.000          1.082               --

  Pioneer International Value VCT Subaccount (Class
  II) (7/03).........................................  2007      1.581          1.750               --
                                                       2006      1.319          1.581               --
                                                       2005      1.171          1.319               --
                                                       2004      1.000          1.171               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.322          1.362           16,972
                                                       2006      1.204          1.322           16,972
                                                       2005      1.144          1.204           16,972
                                                       2004      1.000          1.144               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.138          1.203               --
                                                       2006      1.133          1.138               --
                                                       2005      1.071          1.133               --
                                                       2004      1.000          1.071               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      1.962          1.552           14,319
                                                       2006      1.470          1.962           14,319
                                                       2005      1.309          1.470           14,319
                                                       2004      1.000          1.309               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.090          1.282               --
                                                       2006      1.034          1.090               --
                                                       2005      1.011          1.034               --
                                                       2004      1.000          1.011               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (8/03).............................................  2007      1.400          1.270               --
                                                       2006      1.254          1.400               --
                                                       2005      1.155          1.254               --
                                                       2004      1.000          1.155               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.102          1.167               --
                                                       2005      1.109          1.102               --
                                                       2004      1.000          1.109               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.144          1.187            9,272
                                                       2006      1.101          1.144            9,272
                                                       2005      1.099          1.101            9,272
                                                       2004      1.000          1.099               --

  Pioneer Value VCT Subaccount (Class II) (7/03).....  2007      1.251          1.245               --
                                                       2006      1.112          1.251            9,352
                                                       2005      1.087          1.112            9,352
                                                       2004      1.000          1.087               --

            PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT CHARGES 2.30%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      0.991          1.054               --
                                                       2006      1.000          0.991               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.041          1.112               --
                                                       2006      1.000          1.041               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.113          1.058               --
                                                       2006      1.000          1.113               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      0.999          1.086               --
                                                       2006      1.000          0.999               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.140          1.286               --
                                                       2006      1.000          1.140               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.053          1.010               --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.096          1.095               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.151          1.098               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (11/05).......  2007      1.108          1.158               --
                                                       2006      1.000          1.108               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.073          1.101               --
                                                       2006      1.000          1.073               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (7/03).............................................  2007      1.030          1.063               --
                                                       2006      1.000          1.030               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.040          1.081               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.003          1.120               --
                                                       2006      1.000          1.003               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.023          1.050               --
                                                       2006      1.000          1.023               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.975               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.047          1.087               --
                                                       2006      1.000          1.047               --

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      1.000          1.005               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.000          1.006               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.000          1.035               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.010          1.042               --
                                                       2006      1.000          1.010               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      1.000          1.090               --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.000          1.035               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.106          1.150               --
                                                       2006      1.000          1.106               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      1.187          1.652               --
                                                       2006      1.000          1.187               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.156          1.136               --
                                                       2006      1.000          1.156               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.112          1.217               --
                                                       2006      1.000          1.112               --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.000          1.196               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.105          1.132               --
                                                       2006      1.000          1.105               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (9/05).............................................  2007      1.079          1.077               --
                                                       2006      1.000          1.079               --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.049          1.083               --
                                                       2006      1.000          1.049               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (3/05).......................  2007      1.076          1.106               --
                                                       2006      1.000          1.076               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (7/05)..................................  2007      1.066          1.101               --
                                                       2006      1.000          1.066               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.054          1.089          241,322
                                                       2006      1.000          1.054          253,605

  Pioneer Independence VCT Subaccount (Class II)
  (7/03).............................................  2007      1.059          1.112               --
                                                       2006      1.000          1.059               --

  Pioneer International Value VCT Subaccount (Class
  II) (7/03).........................................  2007      1.128          1.248               --
                                                       2006      1.000          1.128               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.070          1.101               --
                                                       2006      1.000          1.070               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      0.988          1.043               --
                                                       2006      1.000          0.988               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      1.252          0.989               --
                                                       2006      1.000          1.252               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.009          1.185               --
                                                       2006      1.000          1.009               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (8/03).............................................  2007      1.041          0.944               --
                                                       2006      1.000          1.041               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.000          0.988               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.034          1.072               --
                                                       2006      1.000          1.034               --

  Pioneer Value VCT Subaccount (Class II) (7/03).....  2007      1.086          1.080               --
                                                       2006      1.000          1.086               --

            PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT CHARGES 2.35%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.391          1.479               --
                                                       2006      1.342          1.391            3,407
                                                       2005      1.266          1.342            3,218
                                                       2004      1.219          1.266            3,311
                                                       2003      1.000          1.219            3,122

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.560          1.665            1,871
                                                       2006      1.439          1.560            8,463
                                                       2005      1.373          1.439            8,467
                                                       2004      1.238          1.373            8,471
                                                       2003      1.000          1.238            4,414

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.516          1.440           42,446
                                                       2006      1.325          1.516           50,882
                                                       2005      1.311          1.325           54,176
                                                       2004      1.209          1.311           54,554
                                                       2003      1.000          1.209           48,738

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.571          1.707           40,927
                                                       2006      1.480          1.571           35,426
                                                       2005      1.446          1.480           35,358
                                                       2004      1.328          1.446           54,640
                                                       2003      1.000          1.328            5,626

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.967          2.218           56,621
                                                       2006      1.658          1.967           64,829
                                                       2005      1.541          1.658           66,591
                                                       2004      1.331          1.541           81,763
                                                       2003      1.000          1.331            7,245

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.574          1.508           46,683

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.324          1.322              410

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.678          1.599               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (11/05).......  2007      1.185          1.239               --
                                                       2006      1.030          1.185               --
                                                       2005      1.012          1.030               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.296          1.329               --
                                                       2006      1.182          1.296            7,812
                                                       2005      1.175          1.182            7,814
                                                       2004      1.109          1.175           25,639
                                                       2003      1.000          1.109            3,209

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (7/03).............................................  2007      1.539          1.588               --
                                                       2006      1.423          1.539           47,323
                                                       2005      1.328          1.423           47,319
                                                       2004      1.250          1.328           37,069
                                                       2003      1.000          1.250            3,120

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.460          1.517            3,334

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.003          1.119           12,629
                                                       2006      1.000          1.003           12,749

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.004          1.030           17,213
                                                       2006      1.000          1.004           18,310

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.974               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.046          1.087               --
                                                       2006      1.000          1.046               --

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      0.981          0.987               --
                                                       2005      0.976          0.981           36,499
                                                       2004      0.989          0.976           36,495
                                                       2003      1.000          0.989               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.308          1.364               --
                                                       2005      1.277          1.308            9,385
                                                       2004      1.227          1.277            9,484
                                                       2003      1.000          1.227            9,100

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.819          1.975               --
                                                       2005      1.632          1.819            1,424
                                                       2004      1.406          1.632            1,425
                                                       2003      1.000          1.406               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (7/03).............................................  2007      0.998          1.029               --
                                                       2006      0.991          0.998            8,240
                                                       2005      0.997          0.991           10,238
                                                       2004      0.990          0.997           10,240
                                                       2003      1.000          0.990            3,447

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.984          1.099               --
                                                       2005      0.995          0.984           20,166
                                                       2004      1.026          0.995           20,169

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.143          1.207               --
                                                       2005      1.128          1.143           75,184
                                                       2004      1.104          1.128           75,184
                                                       2003      1.000          1.104           53,901

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.235          1.283           52,187
                                                       2006      1.079          1.235           36,857
                                                       2005      1.003          1.079           38,398

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      3.098          4.310            1,565
                                                       2006      2.340          3.098              293
                                                       2005      1.741          2.340              294
                                                       2004      1.502          1.741              296
                                                       2003      1.000          1.502               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.670          1.640           28,581
                                                       2006      1.400          1.670           29,373
                                                       2005      1.358          1.400           29,727
                                                       2004      1.199          1.358           33,086
                                                       2003      1.000          1.199            6,790

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.233          1.348               --
                                                       2006      1.058          1.233               --
                                                       2005      1.000          1.058               --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.552          1.957               --
                                                       2005      1.473          1.552            3,796
                                                       2004      1.276          1.473            3,796
                                                       2003      1.000          1.276            3,796

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.537          1.573          207,081
                                                       2006      1.352          1.537          113,801
                                                       2005      1.307          1.352          122,988
                                                       2004      1.206          1.307          123,551
                                                       2003      1.000          1.206           37,333

  Pioneer Global High Yield VCT Subaccount (Class II)
  (9/05).............................................  2007      1.132          1.129               --
                                                       2006      1.034          1.132               --
                                                       2005      1.030          1.034               --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.267          1.307          184,102
                                                       2006      1.199          1.267          197,472
                                                       2005      1.207          1.199          243,660
                                                       2004      1.146          1.207          383,946
                                                       2003      1.000          1.146          237,615

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (3/05).......................  2007      1.205          1.238               --
                                                       2006      1.078          1.205               --
                                                       2005      0.987          1.078               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (7/05)..................................  2007      1.165          1.203          196,355
                                                       2006      1.058          1.165          189,170
                                                       2005      1.016          1.058          113,888

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.128          1.164           91,202
                                                       2006      1.044          1.128           86,923
                                                       2005      0.999          1.044           67,332

  Pioneer Independence VCT Subaccount (Class II)
  (7/03).............................................  2007      1.280          1.343           16,012
                                                       2006      1.202          1.280           16,521
                                                       2005      1.192          1.202           19,122
                                                       2004      1.148          1.192           30,853
                                                       2003      1.000          1.148            2,590

  Pioneer International Value VCT Subaccount (Class
  II) (7/03).........................................  2007      2.000          2.212            6,872
                                                       2006      1.670          2.000            6,872
                                                       2005      1.484          1.670            6,872
                                                       2004      1.283          1.484               --
                                                       2003      1.000          1.283               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.806          1.858           96,023
                                                       2006      1.647          1.806           91,079
                                                       2005      1.566          1.647           91,344
                                                       2004      1.317          1.566           92,690
                                                       2003      1.000          1.317           15,467

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.155          1.220           71,639
                                                       2006      1.150          1.155           59,574
                                                       2005      1.088          1.150           46,049
                                                       2004      1.038          1.088           11,688

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      2.481          1.961           12,229
                                                       2006      1.861          2.481           15,587
                                                       2005      1.659          1.861           24,612
                                                       2004      1.254          1.659           24,706
                                                       2003      1.000          1.254           17,586

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.148          1.348               --
                                                       2006      1.090          1.148               --
                                                       2005      1.067          1.090            1,968
                                                       2004      0.989          1.067            1,971

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (8/03).............................................  2007      1.910          1.731           45,032
                                                       2006      1.713          1.910           44,191
                                                       2005      1.578          1.713           45,638
                                                       2004      1.348          1.578           46,571
                                                       2003      1.000          1.348           12,994

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.404          1.486               --
                                                       2005      1.414          1.404               --
                                                       2004      1.278          1.414               --
                                                       2003      1.000          1.278               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.209          1.253           26,417
                                                       2006      1.165          1.209           28,801
                                                       2005      1.164          1.165           29,973
                                                       2004      1.084          1.164           29,900
                                                       2003      1.000          1.084           25,087

  Pioneer Value VCT Subaccount (Class II) (7/03).....  2007      1.482          1.474               --
                                                       2006      1.319          1.482          108,649
                                                       2005      1.290          1.319          111,262
                                                       2004      1.185          1.290          111,523
                                                       2003      1.000          1.185           11,820

            PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT CHARGES 2.40%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      0.990          1.052               --
                                                       2006      1.000          0.990               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.040          1.110               --
                                                       2006      1.000          1.040               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.112          1.056               --
                                                       2006      1.000          1.112               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      0.998          1.084               --
                                                       2006      1.000          0.998               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.139          1.283               --
                                                       2006      1.000          1.139               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.052          1.008               --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.095          1.093               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.150          1.096               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (11/05).......  2007      1.107          1.157               --
                                                       2006      1.000          1.107               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.072          1.100               --
                                                       2006      1.000          1.072               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (7/03).............................................  2007      1.029          1.062               --
                                                       2006      1.000          1.029               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.039          1.079               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.002          1.118               --
                                                       2006      1.000          1.002               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.022          1.048               --
                                                       2006      1.000          1.022               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.974               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.046          1.086               --
                                                       2006      1.000          1.046               --

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      1.000          1.005               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.000          1.006               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.000          1.035               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.009          1.040               --
                                                       2006      1.000          1.009               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      1.000          1.089               --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.000          1.035               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.105          1.147               --
                                                       2006      1.000          1.105               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      1.186          1.649               --
                                                       2006      1.000          1.186               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.155          1.134               --
                                                       2006      1.000          1.155               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.111          1.214               --
                                                       2006      1.000          1.111               --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.000          1.195               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.104          1.130               --
                                                       2006      1.000          1.104               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (9/05).............................................  2007      1.078          1.075               --
                                                       2006      1.000          1.078               --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.048          1.080               --
                                                       2006      1.000          1.048               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (3/05).......................  2007      1.075          1.103               --
                                                       2006      1.000          1.075               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (7/05)..................................  2007      1.065          1.099           22,523
                                                       2006      1.000          1.065               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.054          1.087               --
                                                       2006      1.000          1.054               --

  Pioneer Independence VCT Subaccount (Class II)
  (7/03).............................................  2007      1.059          1.110               --
                                                       2006      1.000          1.059               --

  Pioneer International Value VCT Subaccount (Class
  II) (7/03).........................................  2007      1.127          1.245               --
                                                       2006      1.000          1.127               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.069          1.099               --
                                                       2006      1.000          1.069               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      0.987          1.041               --
                                                       2006      1.000          0.987               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      1.250          0.988               --
                                                       2006      1.000          1.250               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.008          1.183               --
                                                       2006      1.000          1.008               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (8/03).............................................  2007      1.040          0.942               --
                                                       2006      1.000          1.040               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.000          0.987               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.033          1.070               --
                                                       2006      1.000          1.033               --

  Pioneer Value VCT Subaccount (Class II) (7/03).....  2007      1.085          1.078               --
                                                       2006      1.000          1.085               --

            PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT CHARGES 2.45%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      1.156          1.229             --
                                                       2006      1.117          1.156             --
                                                       2005      1.054          1.117             --
                                                       2004      1.000          1.054             --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.207          1.287             --
                                                       2006      1.115          1.207             --
                                                       2005      1.065          1.115             --
                                                       2004      1.000          1.065             --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.237          1.174             --
                                                       2006      1.082          1.237             --
                                                       2005      1.072          1.082             --
                                                       2004      1.000          1.072             --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      1.176          1.277             --
                                                       2006      1.109          1.176             --
                                                       2005      1.084          1.109             --
                                                       2004      1.000          1.084             --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.472          1.658             --
                                                       2006      1.242          1.472             --
                                                       2005      1.155          1.242             --
                                                       2004      1.000          1.155             --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.244          1.191             --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.183          1.181             --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.282          1.221             --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (11/05).......  2007      1.183          1.237             --
                                                       2006      1.029          1.183             --
                                                       2005      1.011          1.029             --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.159          1.189             --
                                                       2006      1.058          1.159             --
                                                       2005      1.053          1.058             --
                                                       2004      1.000          1.053             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (7/03).............................................  2007      1.217          1.255             --
                                                       2006      1.126          1.217             --
                                                       2005      1.052          1.126             --
                                                       2004      1.000          1.052             --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.213          1.259             --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.002          1.117             --
                                                       2006      1.000          1.002             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.020          1.046             --
                                                       2006      1.000          1.020             --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.974             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.046          1.085             --
                                                       2006      1.000          1.046             --

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      0.998          1.004             --
                                                       2005      0.994          0.998             --
                                                       2004      1.000          0.994             --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.071          1.116             --
                                                       2005      1.046          1.071             --
                                                       2004      1.000          1.046             --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.300          1.412             --
                                                       2005      1.168          1.300             --
                                                       2004      1.000          1.168             --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.032          1.063             --
                                                       2006      1.025          1.032             --
                                                       2005      1.032          1.025             --
                                                       2004      1.000          1.032             --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      0.979          1.092             --
                                                       2005      0.992          0.979             --
                                                       2004      1.000          0.992             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.038          1.095             --
                                                       2005      1.025          1.038             --
                                                       2004      1.000          1.025             --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090             --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.233          1.280             --
                                                       2006      1.078          1.233             --
                                                       2005      1.003          1.078             --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      2.299          3.195             --
                                                       2006      1.738          2.299             --
                                                       2005      1.295          1.738             --
                                                       2004      1.000          1.295             --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.380          1.354             --
                                                       2006      1.158          1.380             --
                                                       2005      1.124          1.158             --
                                                       2004      1.000          1.124             --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.231          1.345             --
                                                       2006      1.058          1.231             --
                                                       2005      1.000          1.058             --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.238          1.560             --
                                                       2005      1.177          1.238             --
                                                       2004      1.000          1.177             --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.279          1.308             --
                                                       2006      1.127          1.279             --
                                                       2005      1.090          1.127             --
                                                       2004      1.000          1.090             --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (9/05).............................................  2007      1.130          1.126             --
                                                       2006      1.033          1.130             --
                                                       2005      1.030          1.033             --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.137          1.171             --
                                                       2006      1.076          1.137             --
                                                       2005      1.084          1.076             --
                                                       2004      1.000          1.084             --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (3/05).......................  2007      1.203          1.235             --
                                                       2006      1.077          1.203             --
                                                       2005      0.987          1.077             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (7/05)..................................  2007      1.163          1.200             --
                                                       2006      1.058          1.163             --
                                                       2005      1.016          1.058             --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.126          1.161             --
                                                       2006      1.043          1.126             --
                                                       2005      0.999          1.043             --

  Pioneer Independence VCT Subaccount (Class II)
  (7/03).............................................  2007      1.158          1.214             --
                                                       2006      1.088          1.158             --
                                                       2005      1.081          1.088             --
                                                       2004      1.000          1.081             --

  Pioneer International Value VCT Subaccount (Class
  II) (7/03).........................................  2007      1.573          1.738             --
                                                       2006      1.315          1.573             --
                                                       2005      1.170          1.315             --
                                                       2004      1.000          1.170             --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.315          1.352             --
                                                       2006      1.201          1.315             --
                                                       2005      1.143          1.201             --
                                                       2004      1.000          1.143             --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.133          1.195             --
                                                       2006      1.129          1.133             --
                                                       2005      1.070          1.129             --
                                                       2004      1.000          1.070             --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      1.952          1.541             --
                                                       2006      1.465          1.952             --
                                                       2005      1.307          1.465             --
                                                       2004      1.000          1.307             --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.085          1.273             --
                                                       2006      1.031          1.085             --
                                                       2005      1.010          1.031             --
                                                       2004      1.000          1.010             --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (8/03).............................................  2007      1.393          1.261             --
                                                       2006      1.250          1.393             --
                                                       2005      1.153          1.250             --
                                                       2004      1.000          1.153             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.098          1.162             --
                                                       2005      1.107          1.098             --
                                                       2004      1.000          1.107             --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.138          1.179             --
                                                       2006      1.098          1.138             --
                                                       2005      1.098          1.098             --
                                                       2004      1.000          1.098             --

  Pioneer Value VCT Subaccount (Class II) (7/03).....  2007      1.245          1.237             --
                                                       2006      1.109          1.245             --
                                                       2005      1.086          1.109             --
                                                       2004      1.000          1.086             --






            PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT CHARGES 2.50%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      0.989          1.051             --
                                                       2006      1.000          0.989             --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.039          1.108             --
                                                       2006      1.000          1.039             --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.111          1.054             --
                                                       2006      1.000          1.111             --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      0.997          1.082             --
                                                       2006      1.000          0.997             --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.138          1.281             --
                                                       2006      1.000          1.138             --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.051          1.006             --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.093          1.091             --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.149          1.093             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (11/05).......  2007      1.106          1.155             --
                                                       2006      1.000          1.106             --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.071          1.098             --
                                                       2006      1.000          1.071             --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (7/03).............................................  2007      1.028          1.060             --
                                                       2006      1.000          1.028             --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.038          1.077             --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.002          1.117             --
                                                       2006      1.000          1.002             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.021          1.046             --
                                                       2006      1.000          1.021             --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.973             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.045          1.084             --
                                                       2006      1.000          1.045             --

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      1.000          1.005             --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.000          1.006             --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.000          1.034             --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.008          1.038             --
                                                       2006      1.000          1.008             --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      1.000          1.088             --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.000          1.034             --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090             --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.104          1.145             --
                                                       2006      1.000          1.104             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      1.185          1.646             --
                                                       2006      1.000          1.185             --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.154          1.132             --
                                                       2006      1.000          1.154             --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.110          1.212             --
                                                       2006      1.000          1.110             --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.000          1.194             --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.103          1.128             --
                                                       2006      1.000          1.103             --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (9/05).............................................  2007      1.077          1.073             --
                                                       2006      1.000          1.077             --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.047          1.078             --
                                                       2006      1.000          1.047             --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (3/05).......................  2007      1.074          1.101             --
                                                       2006      1.000          1.074             --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (7/05)..................................  2007      1.064          1.097             --
                                                       2006      1.000          1.064             --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.053          1.085             --
                                                       2006      1.000          1.053             --

  Pioneer Independence VCT Subaccount (Class II)
  (7/03).............................................  2007      1.058          1.108             --
                                                       2006      1.000          1.058             --

  Pioneer International Value VCT Subaccount (Class
  II) (7/03).........................................  2007      1.126          1.243             --
                                                       2006      1.000          1.126             --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.068          1.097             --
                                                       2006      1.000          1.068             --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      0.986          1.039             --
                                                       2006      1.000          0.986             --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      1.249          0.986             --
                                                       2006      1.000          1.249             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.007          1.181             --
                                                       2006      1.000          1.007             --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (8/03).............................................  2007      1.039          0.940             --
                                                       2006      1.000          1.039             --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.000          0.987             --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.032          1.068             --
                                                       2006      1.000          1.032             --

  Pioneer Value VCT Subaccount (Class II) (7/03).....  2007      1.084          1.077             --
                                                       2006      1.000          1.084             --






            PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT CHARGES 2.55%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      0.988          1.050               --
                                                       2006      1.000          0.988               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.039          1.107               --
                                                       2006      1.000          1.039               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.110          1.053               --
                                                       2006      1.000          1.110               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      0.997          1.081               --
                                                       2006      1.000          0.997               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.137          1.280               --
                                                       2006      1.000          1.137               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.050          1.005               --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.093          1.090               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.148          1.092               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (11/05).......  2007      1.105          1.155               --
                                                       2006      1.000          1.105               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.071          1.098               --
                                                       2006      1.000          1.071               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (7/03).............................................  2007      1.027          1.060               --
                                                       2006      1.000          1.027               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.037          1.076               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.001          1.116               --
                                                       2006      1.000          1.001               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.021          1.045               --
                                                       2006      1.000          1.021               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.973               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.045          1.083               --
                                                       2006      1.000          1.045               --

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      1.000          1.004               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.000          1.006               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.000          1.034               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.008          1.037               --
                                                       2006      1.000          1.008               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      1.000          1.087               --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.000          1.033               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.103          1.144               --
                                                       2006      1.000          1.103               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      1.184          1.644               --
                                                       2006      1.000          1.184               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.154          1.131               --
                                                       2006      1.000          1.154               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.110          1.211               --
                                                       2006      1.000          1.110               --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.000          1.193               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.103          1.126               --
                                                       2006      1.000          1.103               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (9/05).............................................  2007      1.077          1.072               --
                                                       2006      1.000          1.077               --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.047          1.077               --
                                                       2006      1.000          1.047               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (3/05).......................  2007      1.073          1.100               --
                                                       2006      1.000          1.073               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (7/05)..................................  2007      1.063          1.096               --
                                                       2006      1.000          1.063               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.052          1.084           17,771
                                                       2006      1.000          1.052               --

  Pioneer Independence VCT Subaccount (Class II)
  (7/03).............................................  2007      1.057          1.107               --
                                                       2006      1.000          1.057               --

  Pioneer International Value VCT Subaccount (Class
  II) (7/03).........................................  2007      1.125          1.242               --
                                                       2006      1.000          1.125               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.067          1.096               --
                                                       2006      1.000          1.067               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      0.985          1.038               --
                                                       2006      1.000          0.985               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      1.249          0.985               --
                                                       2006      1.000          1.249               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.007          1.180               --
                                                       2006      1.000          1.007               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (8/03).............................................  2007      1.038          0.939               --
                                                       2006      1.000          1.038               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.000          0.987               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.031          1.067               --
                                                       2006      1.000          1.031               --

  Pioneer Value VCT Subaccount (Class II) (7/03).....  2007      1.084          1.076               --
                                                       2006      1.000          1.084               --






            PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT CHARGES 2.60%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      0.988          1.050             --
                                                       2006      1.000          0.988             --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.038          1.106             --
                                                       2006      1.000          1.038             --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.110          1.052             --
                                                       2006      1.000          1.110             --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      0.996          1.080             --
                                                       2006      1.000          0.996             --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.137          1.278             --
                                                       2006      1.000          1.137             --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.049          1.004             --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.092          1.089             --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.147          1.091             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (11/05).......  2007      1.105          1.154             --
                                                       2006      1.000          1.105             --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.070          1.097             --
                                                       2006      1.000          1.070             --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (7/03).............................................  2007      1.027          1.059             --
                                                       2006      1.000          1.027             --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.036          1.075             --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.001          1.115             --
                                                       2006      1.000          1.001             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.020          1.044             --
                                                       2006      1.000          1.020             --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.973             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.045          1.082             --
                                                       2006      1.000          1.045             --

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      1.000          1.004             --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.000          1.005             --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.000          1.034             --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.008          1.037             --
                                                       2006      1.000          1.008             --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      1.000          1.087             --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.000          1.033             --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090             --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.103          1.143             --
                                                       2006      1.000          1.103             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      1.183          1.642             --
                                                       2006      1.000          1.183             --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.153          1.130             --
                                                       2006      1.000          1.153             --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.109          1.210             --
                                                       2006      1.000          1.109             --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.000          1.193             --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.102          1.125             --
                                                       2006      1.000          1.102             --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (9/05).............................................  2007      1.076          1.071             --
                                                       2006      1.000          1.076             --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.046          1.076             --
                                                       2006      1.000          1.046             --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (3/05).......................  2007      1.073          1.099             --
                                                       2006      1.000          1.073             --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (7/05)..................................  2007      1.063          1.095             --
                                                       2006      1.000          1.063             --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.052          1.083             --
                                                       2006      1.000          1.052             --

  Pioneer Independence VCT Subaccount (Class II)
  (7/03).............................................  2007      1.057          1.106             --
                                                       2006      1.000          1.057             --

  Pioneer International Value VCT Subaccount (Class
  II) (7/03).........................................  2007      1.125          1.241             --
                                                       2006      1.000          1.125             --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.067          1.095             --
                                                       2006      1.000          1.067             --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      0.985          1.037             --
                                                       2006      1.000          0.985             --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      1.248          0.984             --
                                                       2006      1.000          1.248             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.006          1.179             --
                                                       2006      1.000          1.006             --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (8/03).............................................  2007      1.038          0.938             --
                                                       2006      1.000          1.038             --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.000          0.987             --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.031          1.066             --
                                                       2006      1.000          1.031             --

  Pioneer Value VCT Subaccount (Class II) (7/03).....  2007      1.083          1.075             --
                                                       2006      1.000          1.083             --






            PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT CHARGES 2.75%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (6/03).........................................  2007      0.987          1.048               --
                                                       2006      1.000          0.987               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (6/03).............................................  2007      1.037          1.102               --
                                                       2006      1.000          1.037               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.108          1.049               --
                                                       2006      1.000          1.108               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (6/03)........................  2007      0.995          1.077               --
                                                       2006      1.000          0.995               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (6/03)...................................  2007      1.135          1.275               --
                                                       2006      1.000          1.135               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.047          1.001               --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.090          1.085               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.145          1.088               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (11/05).......  2007      1.103          1.152               --
                                                       2006      1.000          1.103               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.069          1.095               --
                                                       2006      1.000          1.069               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (7/03).............................................  2007      1.025          1.057               --
                                                       2006      1.000          1.025               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.035          1.072               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.000          1.112               --
                                                       2006      1.000          1.000               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.019          1.041               --
                                                       2006      1.000          1.019               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.972               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.044          1.079               --
                                                       2006      1.000          1.044               --

Money Market Portfolio
  Money Market Subaccount (6/03).....................  2006      1.000          1.004               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.000          1.005               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (8/03)............................  2006      1.000          1.034               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (7/03).............................................  2007      1.006          1.034               --
                                                       2006      1.000          1.006               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (4/04).............................................  2006      1.000          1.085               --

  Pioneer Balanced VCT Subaccount (Class II) (6/03)..  2006      1.000          1.031               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.101          1.140               --
                                                       2006      1.000          1.101               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (6/03).............................................  2007      1.182          1.638               --
                                                       2006      1.000          1.182               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.152          1.126               --
                                                       2006      1.000          1.152               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.108          1.207               --
                                                       2006      1.000          1.108               --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.000          1.191               --

  Pioneer Fund VCT Subaccount (Class II) (6/03)......  2007      1.101          1.122               --
                                                       2006      1.000          1.101               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (9/05).............................................  2007      1.075          1.068               --
                                                       2006      1.000          1.075               --

  Pioneer High Yield VCT Subaccount (Class II)
  (6/03).............................................  2007      1.045          1.073               --
                                                       2006      1.000          1.045               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (3/05).......................  2007      1.071          1.096               --
                                                       2006      1.000          1.071               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (7/05)..................................  2007      1.061          1.092           29,183
                                                       2006      1.000          1.061               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.050          1.080               --
                                                       2006      1.000          1.050               --

  Pioneer Independence VCT Subaccount (Class II)
  (7/03).............................................  2007      1.055          1.103               --
                                                       2006      1.000          1.055               --

  Pioneer International Value VCT Subaccount (Class
  II) (7/03).........................................  2007      1.123          1.237               --
                                                       2006      1.000          1.123               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (6/03).............................................  2007      1.065          1.091               --
                                                       2006      1.000          1.065               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      0.984          1.034               --
                                                       2006      1.000          0.984               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (7/03).........................................  2007      1.246          0.981               --
                                                       2006      1.000          1.246               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (3/04)..................................  2007      1.005          1.176               --
                                                       2006      1.000          1.005               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (8/03).............................................  2007      1.036          0.936               --
                                                       2006      1.000          1.036               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.000          0.986               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (6/03).............................................  2007      1.029          1.063               --
                                                       2006      1.000          1.029               --

  Pioneer Value VCT Subaccount (Class II) (7/03).....  2007      1.082          1.072               --
                                                       2006      1.000          1.082               --






* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.



Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.





Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.



Effective on or about 11/12/2007, Pioneer Variable Contracts Trust -- Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife of CT Separate Account Fourteen for Variable Annuities and the Board of
Directors of MetLife Insurance Company of Connecticut:

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Fourteen for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Appendix A as of December 31, 2007, and the related statements of operations for the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. We have also audited the statements of operations for the periods presented in the year ended December 31, 2007, and the statements of changes in net assets for each of the periods presented in the two years then ended for each of the individual Subaccounts listed in Appendix
B. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the Separate Account included in Note 5 for the periods in the two years ended December 31, 2004, were audited by other auditors whose report, dated March 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2007, the results of their operations for the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 24, 2008

                                   APPENDIX A

AIM V.I. Mid Cap Core Equity Subaccount (Series II)
American Funds Global Growth Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
American Funds Growth-Income (Class 2)
Dreyfus VIF Appreciation (Initial Shares)
Dreyfus VIF Developing Leaders (Initial Shares)
Fidelity VIP Contrafund (Service Class 2)
Fidelity VIP Dynamic Capital Appreciation (Service Class 2)
Fidelity VIP Mid-Cap Subaccount (Service Class 2)
FTVIPT Franklin Rising Dividends Securities (Class 2)
FTVIPT Franklin Small-Mid Cap Growth Securities (Class 2)
FTVIPT Templeton Developing Markets Securities (Class 2)
FTVIPT Templeton Foreign Securities (Class 2)
Janus Aspen Global Life Sciences (Service Shares)
Janus Aspen Global Technology (Service Shares)
Janus Aspen Worldwide Growth (Service Shares)
LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Aggressive Growth Subaccount (Class II)
LMPVET Appreciation Subaccount (Class I)
LMPVET Equity Index Subaccount (Class II)
LMPVET Fundamental Value Subaccount (Class I)
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)
LMPVET Social Awareness Subaccount
LMPVET Capital and Income Subaccount (Class II)
LMPVIT Adjustable Rate Income Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Forty Subaccount (Class A)
MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Capital Appreciation Subaccount (Class E)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS Research International Subaccount (Class B)
MIST MFS Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST Oppenheimer Capital Appreciation Subaccount (Class B)
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Money Market Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) MSF MFS Total Return Subaccount (Class B)
MSF MFS Total Return Subaccount (Class F)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management U.S. Government Subaccount (Class A) PIMCO VIT Total Return Subaccount (Administrative Class)
Pioneer Bond VCT Subaccount (Class II)
Pioneer Cullen Value VCT Subaccount (Class II)
Pioneer Emerging Markets VCT Subaccount (Class II)
Pioneer Equity Income VCT Subaccount (Class II)
Pioneer Fund VCT Subaccount (Class II)
Pioneer Global High Yield VCT Subaccount (Class II)
Pioneer High Yield VCT Subaccount (Class II)
Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) Pioneer Ibbotson Growth Allocation VCT Subaccount (Class II)
Pioneer Ibbotson Moderate Allocation VCT Subaccount (Class II) Pioneer Independence VCT Subaccount (Class II)
Pioneer International Value VCT Subaccount (Class II)
Pioneer Mid Cap Value VCT Subaccount (Class II)
Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
Pioneer Real Estate Shares VCT Subaccount (Class II)
Pioneer Small Cap Value VCT Subaccount (Class II)
Pioneer Strategic Income VCT Subaccount (Class II)
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)

                                   APPENDIX B

AIM V.I. Capital Appreciation Subaccount (Series II)
LMPVPI All Cap Subaccount (Class I)
LMPVPI All Cap Subaccount(Class II)
LMPVPII Growth and Income Subaccount (Class I)
LMPVPI Large Cap Growth Subaccount (Class I)
LMPVPII Aggressive Growth Subaccount (Class I)
LMPVPII Aggressive Growth Subaccount (Class II)
LMPVPI Total Return Subaccount (Class II)
Lord Abbett Growth and Income Subaccount (Class VC)
Lord Abbett Mid-Cap Value Subaccount (Class VC)
MIST BlackRock Large-Cap Core Subaccount (Class A)
MIST Lazard Mid-Cap Subaccount (Class B)
MIST Pioneer Mid-Cap Value Subaccount (Class A)
MSF Western Asset Management High Yield Bond Subaccount (Class A)
PIMCO VIT Real Return Subaccount (Administrative Class)
Pioneer America Income VCT Subaccount (Class II)
Pioneer Equity Opportunity VCT Subaccount (Class II)
Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
Pioneer Value VCT Subaccount (Class II)
Putnam VT International Equity Subaccount (Class IB)
Putnam VT Small Cap Value Subaccount (Class IB)

         METLIFE OF CT SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                              AIM V.I. MID CAP  AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS
                                CORE EQUITY      GLOBAL GROWTH      GROWTH       GROWTH-INCOME
                                 SUBACCOUNT       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                (SERIES II)        (CLASS 2)       (CLASS 2)       (CLASS 2)
                              ----------------  --------------  --------------  --------------
ASSETS:
   Investments at fair value      $840,360        $3,898,343      $10,083,678     $9,759,160
                                  --------        ----------      -----------     ----------
         Total Assets              840,360         3,898,343       10,083,678      9,759,160
                                  --------        ----------      -----------     ----------
LIABILITIES:
   Other payables
      Insurance charges                117               551            1,378          1,292
      Administrative fees               10                48              125            121
   Due to MetLife Insurance
      Company of Connecticut            --                --               --             --
                                  --------        ----------      -----------     ----------
         Total Liabilities             127               599            1,503          1,413
                                  --------        ----------      -----------     ----------
NET ASSETS                        $840,233        $3,897,744      $10,082,175     $9,757,747
                                  ========        ==========      ===========     ==========

   The accompanying notes are an integral part of these financial statements.

                                 DREYFUS VIF        DREYFUS VIF        FIDELITY VIP    FIDELITY VIP DYNAMIC
                                APPRECIATION    DEVELOPING LEADERS      CONTRAFUND     CAPITAL APPRECIATION
                                 SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                              (INITIAL SHARES)   (INITIAL SHARES)   (SERVICE CLASS 2)    (SERVICE CLASS 2)
                              ----------------  ------------------  -----------------  --------------------
ASSETS:
   Investments at fair value       $558,108          $579,172           $3,380,555           $124,766
                                   --------          --------           ----------           --------
         Total Assets               558,108           579,172            3,380,555            124,766
                                   --------          --------           ----------           --------
LIABILITIES:
   Other payables
      Insurance charges                  71                79                  489                 18
      Administrative fees                 7                 7                   42                  1
   Due to MetLife Insurance
      Company of Connecticut             --                --                   --                 --
                                   --------          --------           ----------           --------
         Total Liabilities               78                86                  531                 19
                                   --------          --------           ----------           --------
NET ASSETS                         $558,030          $579,086           $3,380,024           $124,747
                                   ========          ========           ==========           ========

   The accompanying notes are an integral part of these financial statements.

                                                  FTVIPT FRANKLIN   FTVIPT FRANKLIN
                                 FIDELITY VIP    RISING DIVIDENDS    SMALL-MID CAP
                                   MID CAP          SECURITIES     GROWTH SECURITIES
                                  SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                              (SERVICE CLASS 2)      (CLASS 2)         (CLASS 2)
                              -----------------  ----------------  -----------------
ASSETS:
   Investments at fair value      $2,819,570        $2,090,446         $1,573,659
                                  ----------        ----------         ----------
         Total Assets              2,819,570         2,090,446          1,573,659
                                  ----------        ----------         ----------
LIABILITIES:
   Other payables
      Insurance charges                  386               292                230
      Administrative fees                 35                26                 19
   Due to MetLife Insurance
      Company of Connecticut              --                --                 --
                                  ----------        ----------         ----------
         Total Liabilities               421               318                249
                                  ----------        ----------         ----------
NET ASSETS                        $2,819,149        $2,090,128         $1,573,410
                                  ==========        ==========         ==========

                               FTVIPT TEMPLETON
                              DEVELOPING MARKETS   FTVIPT TEMPLETON   JANUS ASPEN GLOBAL
                                  SECURITIES      FOREIGN SECURITIES     LIFE SCIENCES
                                  SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                   (CLASS 2)           (CLASS 2)       (SERVICE SHARES)
                              ------------------  ------------------  ------------------
ASSETS:
   Investments at fair value       $2,109,174         $4,910,794            $32,912
                                   ----------         ----------            -------
         Total Assets               2,109,174          4,910,794             32,912
                                   ----------         ----------            -------
LIABILITIES:
   Other payables
      Insurance charges                   277                622                  5
      Administrative fees                  26                 61                 --
   Due to MetLife Insurance
      Company of Connecticut               --                 --                 --
                                   ----------         ----------            -------
         Total Liabilities                303                683                  5
                                   ----------         ----------            -------
NET ASSETS                         $2,108,871         $4,910,111            $32,907
                                   ==========         ==========            =======

   The accompanying notes are an integral part of these financial statements.

                              JANUS ASPEN GLOBAL     JANUS ASPEN    LMPVET AGGRESSIVE  LMPVET AGGRESSIVE
                                  TECHNOLOGY      WORLDWIDE GROWTH        GROWTH             GROWTH
                                  SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                               (SERVICE SHARES)   (SERVICE SHARES)      (CLASS I)          (CLASS II)
                              ------------------  ----------------  -----------------  -----------------
ASSETS:
   Investments at fair value       $111,644            $91,829           $905,587          $1,642,479
                                   --------            -------           --------          ----------
         Total Assets               111,644             91,829            905,587           1,642,479
                                   --------            -------           --------          ----------
LIABILITIES:
   Other payables
      Insurance charges                  15                 12                129                 240
      Administrative fees                 1                  1                 11                  21
   Due to MetLife Insurance
      Company of Connecticut             --                 --                 --                  --
                                   --------            -------           --------          ----------
         Total Liabilities               16                 13                140                 261
                                   --------            -------           --------          ----------
NET ASSETS                         $111,628            $91,816           $905,447          $1,642,218
                                   ========            =======           ========          ==========

   The accompanying notes are an integral part of these financial statements.

                                 LMPVET     LMPVET EQUITY        LMPVET                         LMPVET LARGE CAP  LMPVET SMALL CAP
                              APPRECIATION      INDEX      FUNDAMENTAL VALUE  LMPVET INVESTORS       GROWTH            GROWTH
                               SUBACCOUNT     SUBACCOUNT       SUBACCOUNT        SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                (CLASS I)     (CLASS II)       (CLASS I)          (CLASS I)         (CLASS I)         (CLASS I)
                              ------------  -------------  -----------------  ----------------  ----------------  ----------------
ASSETS:
   Investments at fair value    $496,578      $1,613,350       $1,156,198        $1,013,370        $1,125,555        $1,670,040
                                --------      ----------       ----------        ----------        ----------        ----------
         Total Assets            496,578       1,613,350        1,156,198         1,013,370         1,125,555         1,670,040
                                --------      ----------       ----------        ----------        ----------        ----------
LIABILITIES:
   Other payables
      Insurance charges               73             220              161               139               151               233
      Administrative fees              6              20               14                13                14                21
   Due to MetLife Insurance
      Company of Connecticut          --              --               --                --                --                --
                                --------      ----------       ----------        ----------        ----------        ----------
         Total Liabilities            79             240              175               152               165               254
                                --------      ----------       ----------        ----------        ----------        ----------
NET ASSETS                      $496,499      $1,613,110       $1,156,023        $1,013,218        $1,125,390        $1,669,786
                                ========      ==========       ==========        ==========        ==========        ==========

   The accompanying notes are an integral part of these financial statements.

                                                      LMPVET             LMPVIT      MIST BATTERYMARCH
                                   LMPVET       CAPITAL AND INCOME  ADJUSTABLE RATE    MID-CAP STOCK
                              SOCIAL AWARENESS      SUBACCOUNT           INCOME          SUBACCOUNT
                                 SUBACCOUNT         (CLASS II)         SUBACCOUNT        (CLASS A)
                              ----------------  ------------------  ---------------  -----------------
ASSETS:
   Investments at fair value       $88,062           $295,288           $469,491          $655,762
                                   -------           --------           --------          --------
         Total Assets               88,062            295,288            469,491           655,762
                                   -------           --------           --------          --------
LIABILITIES:
   Other payables
      Insurance charges                 12                 40                 63                92
      Administrative fees                1                  3                  6                 8
   Due to MetLife Insurance
      Company of Connecticut            --                241                 --                --
                                   -------           --------           --------          --------
         Total Liabilities              13                284                 69               100
                                   -------           --------           --------          --------
NET ASSETS                         $88,049           $295,004           $469,422          $655,662
                                   =======           ========           ========          ========

   The accompanying notes are an integral part of these financial statements.

                                                                                MIST HARRIS                 MIST LEGG MASON
                              MIST BLACKROCK  MIST BLACKROCK    MIST DREMAN       OAKMARK         MIST     PARTNERS MANAGED
                                HIGH YIELD    LARGE-CAP CORE  SMALL-CAP VALUE  INTERNATIONAL  JANUS FORTY       ASSETS
                                SUBACCOUNT      SUBACCOUNT       SUBACCOUNT      SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                 (CLASS A)       (CLASS E)       (CLASS A)       (CLASS A)     (CLASS A)       (CLASS A)
                              --------------  --------------  ---------------  -------------  -----------  ----------------
ASSETS:
   Investments at fair value    $1,247,484       $545,200         $23,852         $862,087      $809,738        $81,058
                                ----------       --------         -------         --------      --------        -------
         Total Assets            1,247,484        545,200          23,852          862,087       809,738         81,058
                                ----------       --------         -------         --------      --------        -------
LIABILITIES:
   Other payables
      Insurance charges                157             86               3              121           105             11
      Administrative fees               16              6              --               11            10              1
   Due to MetLife Insurance
      Company of Connecticut            --             --              --               --            --             --
                                ----------       --------         -------         --------      --------        -------
         Total Liabilities             173             92               3              132           115             12
                                ----------       --------         -------         --------      --------        -------
NET ASSETS                      $1,247,311       $545,108         $23,849         $861,955      $809,623        $81,046
                                ==========       ========         =======         ========      ========        =======

   The accompanying notes are an integral part of these financial statements.

                              MIST LORD ABBETT   MIST LORD ABBETT  MIST LORD ABBETT      MIST MET/AIM
                               BOND DEBENTURE   GROWTH AND INCOME    MID-CAP VALUE   CAPITAL APPRECIATION
                                 SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                  (CLASS A)         (CLASS B)          (CLASS B)           (CLASS A)
                              ----------------  -----------------  ----------------  --------------------
ASSETS:
   Investments at fair value     $1,412,639         $4,697,803        $2,080,347           $730,299
                                 ----------         ----------        ----------           --------
         Total Assets             1,412,639          4,697,803         2,080,347            730,299
                                 ----------         ----------        ----------           --------
LIABILITIES:
   Other payables
      Insurance charges                 204                543               292                107
      Administrative fees                17                 58                26                  9
   Due to MetLife Insurance
      Company of Connecticut             --                 --                --                 --
                                 ----------         ----------        ----------           --------
         Total Liabilities              221                601               318                116
                                 ----------         ----------        ----------           --------
NET ASSETS                       $1,412,418         $4,697,202        $2,080,029           $730,183
                                 ==========         ==========        ==========           ========

   The accompanying notes are an integral part of these financial statements.

                                  MIST MET/AIM         MIST MET/AIM   MIST MFS RESEARCH
                              CAPITAL APPRECIATION  SMALL CAP GROWTH    INTERNATIONAL
                                   SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                    (CLASS E)           (CLASS A)         (CLASS B)
                              --------------------  ----------------  -----------------
ASSETS:
   Investments at fair value       $1,162,813            $27,399           $280,336
                                   ----------            -------           --------
         Total Assets               1,162,813             27,399            280,336
                                   ----------            -------           --------
LIABILITIES:
   Other payables
      Insurance charges                   161                  3                 40
      Administrative fees                  14                  1                  3
   Due to MetLife Insurance
      Company of Connecticut               --                 --                 --
                                   ----------            -------           --------
         Total Liabilities                175                  4                 43
                                   ----------            -------           --------
NET ASSETS                         $1,162,638            $27,395           $280,293
                                   ==========            =======           ========

                                                MIST NEUBERGER      MIST OPPENHEIMER
                              MIST MFS VALUE  BERMAN REAL ESTATE  CAPITAL APPRECIATION
                                SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                 (CLASS A)         (CLASS A)            (CLASS B)
                              --------------  ------------------  --------------------
ASSETS:
   Investments at fair value     $605,693         $1,797,989            $996,245
                                 --------         ----------            --------
         Total Assets             605,693          1,797,989             996,245
                                 --------         ----------            --------
LIABILITIES:
   Other payables
      Insurance charges                80                248                 138
      Administrative fees               8                 22                  12
   Due to MetLife Insurance
      Company of Connecticut           --                 --                  --
                                 --------         ----------            --------
         Total Liabilities             88                270                 150
                                 --------         ----------            --------
NET ASSETS                       $605,605         $1,797,719            $996,095
                                 ========         ==========            ========

   The accompanying notes are an integral part of these financial statements.

                                   MIST PIMCO
                              INFLATION PROTECTED      MIST        MIST PIONEER    MIST THIRD AVENUE
                                      BOND         PIONEER FUND  STRATEGIC INCOME   SMALL CAP VALUE
                                   SUBACCOUNT       SUBACCOUNT      SUBACCOUNT         SUBACCOUNT
                                   (CLASS A)         (CLASS A)       (CLASS A)         (CLASS B)
                              -------------------  ------------  ----------------  -----------------
ASSETS:
   Investments at fair value       $1,929,549        $119,187        $541,527          $2,671,944
                                   ----------        --------        --------          ----------
         Total Assets               1,929,549         119,187         541,527           2,671,944
                                   ----------        --------        --------          ----------
LIABILITIES:
   Other payables
      Insurance charges                   264              17              77                 362
      Administrative fees                  23               1               6                  33
   Due to MetLife Insurance
      Company of Connecticut               --              --              --                  --
                                   ----------        --------        --------          ----------
         Total Liabilities                287              18              83                 395
                                   ----------        --------        --------          ----------
NET ASSETS                         $1,929,262        $119,169        $541,444          $2,671,549
                                   ==========        ========        ========          ==========

   The accompanying notes are an integral part of these financial statements.

                                MSF BLACKROCK    MSF BLACKROCK BOND  MSF BLACKROCK
                              AGGRESSIVE GROWTH        INCOME         MONEY MARKET
                                  SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                  (CLASS D)           (CLASS A)        (CLASS A)
                              -----------------  ------------------  -------------
ASSETS:
   Investments at fair value       $775,550          $1,389,223        $3,410,467
                                   --------          ----------        ----------
         Total Assets               775,550           1,389,223         3,410,467
                                   --------          ----------        ----------
LIABILITIES:
   Other payables
      Insurance charges                 106                 183               449
      Administrative fees                 9                  17                42
   Due to MetLife Insurance
      Company of Connecticut             --                  --                --
                                   --------          ----------        ----------
         Total Liabilities              115                 200               491
                                   --------          ----------        ----------
NET ASSETS                         $775,435          $1,389,023        $3,409,976
                                   ========          ==========        ==========

                                                MSF FI VALUE       MSF METLIFE
                              MSF FI LARGE CAP     LEADERS    AGGRESSIVE ALLOCATION
                                 SUBACCOUNT      SUBACCOUNT         SUBACCOUNT
                                  (CLASS A)       (CLASS D)         (CLASS B)
                              ----------------  ------------  ---------------------
ASSETS:
   Investments at fair value      $524,836       $1,891,073          $19,545
                                  --------       ----------          -------
         Total Assets              524,836        1,891,073           19,545
                                  --------       ----------          -------
LIABILITIES:
   Other payables
      Insurance charges                 72              256                3
      Administrative fees                7               23               --
   Due to MetLife Insurance
      Company of Connecticut            --               --               --
                                  --------       ----------          -------
         Total Liabilities              79              279                3
                                  --------       ----------          -------
NET ASSETS                        $524,757       $1,890,794          $19,542
                                  ========       ==========          =======

   The accompanying notes are an integral part of these financial statements.

                                  MSF METLIFE                                MSF METLIFE
                                CONSERVATIVE TO        MSF METLIFE           MODERATE TO       MSF MFS TOTAL
                              MODERATE ALLOCATION  MODERATE ALLOCATION  AGGRESSIVE ALLOCATION      RETURN
                                   SUBACCOUNT           SUBACCOUNT            SUBACCOUNT         SUBACCOUNT
                                   (CLASS B)            (CLASS B)             (CLASS B)          (CLASS B)
                              -------------------  -------------------  ---------------------  -------------
ASSETS:
   Investments at fair value        $155,940             $447,121              $577,307           $189,405
                                    --------             --------              --------           --------
         Total Assets                155,940              447,121               577,307            189,405
                                    --------             --------              --------           --------
LIABILITIES:
   Other payables
      Insurance charges                   20                   62                    79                 25
      Administrative fees                  2                    5                     8                  2
   Due to MetLife Insurance
      Company of Connecticut              --                   --                    --                 --
                                    --------             --------              --------           --------
         Total Liabilities                22                   67                    87                 27
                                    --------             --------              --------           --------
NET ASSETS                          $155,918             $447,054              $577,220           $189,378
                                    ========             ========              ========           ========

   The accompanying notes are an integral part of these financial statements.


                              MSF MFS TOTAL  MSF OPPENHEIMER  MSF T. ROWE PRICE
                                  RETURN      GLOBAL EQUITY    LARGE CAP GROWTH
                                SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
                                (CLASS F)       (CLASS B)          (CLASS B)
                              -------------  ---------------  -----------------
ASSETS:
   Investments at fair value    $5,805,224      $5,563,768        $154,350
                                ----------      ----------        --------
         Total Assets            5,805,224       5,563,768         154,350
                                ----------      ----------        --------
LIABILITIES:
   Other payables
      Insurance charges                798             791              22
      Administrative fees               72              69               2
   Due to MetLife Insurance
      Company of Connecticut            --              --              --
                                ----------      ----------        --------
         Total Liabilities             870             860              24
                                ----------      ----------        --------
NET ASSETS                      $5,804,354      $5,562,908        $154,326
                                ==========      ==========        ========

                              MSF WESTERN ASSET
                                  MANAGEMENT            PIMCO VIT
                               U.S. GOVERNMENT        TOTAL RETURN       PIONEER BOND VCT
                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                  (CLASS A)      (ADMINISTRATIVE CLASS)     (CLASS II)
                              -----------------  ----------------------  ----------------
ASSETS:
   Investments at fair value       $237,814            $4,600,463            $993,340
                                   --------            ----------            --------
         Total Assets               237,814             4,600,463             993,340
                                   --------            ----------            --------
LIABILITIES:
   Other payables
      Insurance charges                  30                   605                 135
      Administrative fees                 3                    56                  12
   Due to MetLife Insurance
      Company of Connecticut             --                    --                  --
                                   --------            ----------            --------
         Total Liabilities               33                   661                 147
                                   --------            ----------            --------
NET ASSETS                         $237,781            $4,599,802            $993,193
                                   ========            ==========            ========

   The accompanying notes are an integral part of these financial statements.

                              PIONEER CULLEN  PIONEER EMERGING  PIONEER EQUITY
                                 VALUE VCT       MARKETS VCT      INCOME VCT    PIONEER FUND VCT
                                SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                (CLASS II)       (CLASS II)       (CLASS II)       (CLASS II)
                              --------------  ----------------  --------------  ----------------
ASSETS:
   Investments at fair value    $1,403,174       $1,202,958       $2,179,772       $7,320,855
                                ----------       ----------       ----------       ----------
         Total Assets            1,403,174        1,202,958        2,179,772        7,320,855
                                ----------       ----------       ----------       ----------
LIABILITIES:
   Other payables
      Insurance charges                198              165              304            1,041
      Administrative fees               18               15               27               91
   Due to MetLife Insurance
      Company of Connecticut            --               --               --               --
                                ----------       ----------       ----------       ----------
         Total Liabilities             216              180              331            1,132
                                ----------       ----------       ----------       ----------
NET ASSETS                      $1,402,958       $1,202,778       $2,179,441       $7,319,723
                                ==========       ==========       ==========       ==========

   The accompanying notes are an integral part of these financial statements.

                                                                     PIONEER IBBOTSON
                              PIONEER GLOBAL  PIONEER HIGH YIELD  AGGRESSIVE ALLOCATION
                              HIGH YIELD VCT         VCT                   VCT
                                SUBACCOUNT        SUBACCOUNT            SUBACCOUNT
                                (CLASS II)        (CLASS II)            (CLASS II)
                              --------------  ------------------  ---------------------
ASSETS:
   Investments at fair value     $224,395         $3,262,338             $583,613
                                 --------         ----------             --------
         Total Assets             224,395          3,262,338              583,613
                                 --------         ----------             --------
LIABILITIES:
   Other payables
      Insurance charges                32                462                   76
      Administrative fees               3                 40                    7
   Due to MetLife Insurance
      Company of Connecticut           --                 --                   --
                                 --------         ----------             --------
         Total Liabilities             35                502                   83
                                 --------         ----------             --------
NET ASSETS                       $224,360         $3,261,836             $583,530
                                 ========         ==========             ========

                               PIONEER IBBOTSON    PIONEER IBBOTSON      PIONEER
                              GROWTH ALLOCATION  MODERATE ALLOCATION  INDEPENDENCE
                                     VCT                 VCT               VCT
                                  SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                  (CLASS II)          (CLASS II)       (CLASS II)
                              -----------------  -------------------  ------------
ASSETS:
   Investments at fair value      $3,873,282          $2,888,969        $564,313
                                  ----------          ----------        --------
         Total Assets              3,873,282           2,888,969         564,313
                                  ----------          ----------        --------
LIABILITIES:
   Other payables
      Insurance charges                  623                 439              81
      Administrative fees                 48                  35               7
   Due to MetLife Insurance
      Company of Connecticut              --                  --              --
                                  ----------          ----------        --------
         Total Liabilities               671                 474              88
                                  ----------          ----------        --------
NET ASSETS                        $3,872,611          $2,888,495        $564,225
                                  ==========          ==========        ========

   The accompanying notes are an integral part of these financial statements.

                                                                      PIONEER OAK RIDGE
                              PIONEER INTERNATIONAL  PIONEER MID CAP      LARGE CAP      PIONEER REAL ESTATE
                                    VALUE VCT           VALUE VCT         GROWTH VCT          SHARES VCT
                                    SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                    (CLASS II)          (CLASS II)        (CLASS II)          (CLASS II)
                              ---------------------  ---------------  -----------------  -------------------
ASSETS:
   Investments at fair value         $743,137           $1,979,115         $630,086            $364,172
                                     --------           ----------         --------            --------
         Total Assets                 743,137            1,979,115          630,086             364,172
                                     --------           ----------         --------            --------
LIABILITIES:
   Other payables
      Insurance charges                   110                  283               86                  54
      Administrative fees                   9                   25                8                   5
   Due to MetLife Insurance
      Company of Connecticut               --                   --               --                  --
                                     --------           ----------         --------            --------
         Total Liabilities                119                  308               94                  59
                                     --------           ----------         --------            --------
NET ASSETS                           $743,018           $1,978,807         $629,992            $364,113
                                     ========           ==========         ========            ========

   The accompanying notes are an integral part of these financial statements.

                              PIONEER SMALL CAP  PIONEER STRATEGIC  VAN KAMPEN LIT  VAN KAMPEN LIT
                                  VALUE VCT          INCOME VCT        COMSTOCK       ENTERPRISE
                                  SUBACCOUNT         SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                  (CLASS II)         (CLASS II)       (CLASS II)      (CLASS II)
                              -----------------  -----------------  --------------  --------------
ASSETS:
   Investments at fair value       $893,166         $3,558,172        $3,151,995       $289,765
                                   --------         ----------        ----------       --------
         Total Assets               893,166          3,558,172         3,151,995        289,765
                                   --------         ----------        ----------       --------
LIABILITIES:
   Other payables
      Insurance charges                 127                497               441             41
      Administrative fees                11                 44                39              3
   Due to MetLife Insurance
      Company of Connecticut             --                 --                --
                                   --------         ----------        ----------       --------
         Total Liabilities              138                541               480             44
                                   --------         ----------        ----------       --------
NET ASSETS                         $893,028         $3,557,631        $3,151,515       $289,721
                                   ========         ==========        ==========       ========

   The accompanying notes are an integral part of these financial statements.

         METLIFE OF CT SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2007

                                             AIM V.I. MID CAP  AIM V.I. CAPITAL  AMERICAN FUNDS  AMERICAN FUNDS
                                                CORE EQUITY      APPRECIATION     GLOBAL GROWTH      GROWTH
                                                SUBACCOUNT        SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                (SERIES II)     (SERIES II) (a)     (CLASS 2)       (CLASS 2)
                                             ----------------  ----------------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                  $    440         $      --         $103,363       $   78,314
                                                 --------         ---------         --------       ----------
EXPENSES:
      Mortality and expense risk
         charges                                   16,383             6,013           66,226          170,034
      Administrative charges                        1,446               540            5,792           15,430
                                                 --------         ---------         --------       ----------
         Total expenses                            17,829             6,553           72,018          185,464
                                                 --------         ---------         --------       ----------
            Net investment income (loss)          (17,389)           (6,553)          31,345         (107,150)
                                                 --------         ---------         --------       ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  13,229                --          158,481          705,367
      Realized gains (losses) on sale of
         investments                               27,455           277,347          211,753          331,608
                                                 --------         ---------         --------       ----------
            Net realized gains (losses)            40,684           277,347          370,234        1,036,975
                                                 --------         ---------         --------       ----------
      Change in unrealized gains (losses)
         on investments                            45,247          (198,794)          60,948           75,625
                                                 --------         ---------         --------       ----------
      Net increase (decrease) in net assets
         resulting from operations               $ 68,542         $  72,000         $462,527       $1,005,450
                                                 ========         =========         ========       ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             AMERICAN FUNDS     DREYFUS VIF        DREYFUS VIF
                                              GROWTH-INCOME    APPRECIATION    DEVELOPING LEADERS
                                               SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                                (CLASS 2)    (INITIAL SHARES)   (INITIAL SHARES)
                                             --------------  ----------------  ------------------
INVESTMENT INCOME:
      Dividends                                 $ 152,352         $ 8,475          $   5,078
                                                ---------         -------          ---------
EXPENSES:
      Mortality and expense risk
         charges                                  167,208           8,454             11,221
      Administrative charges                       15,568             833              1,031
                                                ---------         -------          ---------
         Total expenses                           182,776           9,287             12,252
                                                ---------         -------          ---------
            Net investment income (loss)          (30,424)           (812)            (7,174)
                                                ---------         -------          ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 341,108              --             88,784
      Realized gains (losses) on sale of
         investments                              252,877           5,056             (1,900)
                                                ---------         -------          ---------
            Net realized gains (losses)           593,985           5,056             86,884
                                                ---------         -------          ---------
      Change in unrealized gains (losses)
         on investments                          (213,950)         24,514           (166,544)
                                                ---------         -------          ---------
      Net increase (decrease) in net assets
         resulting from operations              $ 349,611         $28,758          $ (86,834)
                                                =========         =======          =========

                                                FIDELITY VIP    FIDELITY VIP DYNAMIC     FIDELITY VIP
                                                 CONTRAFUND     CAPITAL APPRECIATION       MID CAP
                                                 SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                             (SERVICE CLASS 2)    (SERVICE CLASS 2)   (SERVICE CLASS 2)
                                             -----------------  --------------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $  24,179            $   150             $ 13,548
                                                 ---------            -------             --------
EXPENSES:
      Mortality and expense risk
         charges                                    55,820              2,124               45,589
      Administrative charges                         4,785                185                4,116
                                                 ---------            -------             --------
         Total expenses                             60,605              2,309               49,705
                                                 ---------            -------             --------
            Net investment income (loss)           (36,426)            (2,159)             (36,157)
                                                 ---------            -------             --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  826,547             14,071              245,270
      Realized gains (losses) on sale of
         investments                                73,367              1,708               61,740
                                                 ---------            -------             --------
            Net realized gains (losses)            899,914             15,779              307,010
                                                 ---------            -------             --------
      Change in unrealized gains (losses)
         on investments                           (418,431)            (8,369)              66,862
                                                 ---------            -------             --------
      Net increase (decrease) in net assets
         resulting from operations               $ 445,057            $ 5,251             $337,715
                                                 =========            =======             ========

   The accompanying notes are an integral part of these financial statements.

                                              FTVIPT FRANKLIN   FTVIPT FRANKLIN    FTVIPT TEMPLETON
                                             RISING DIVIDENDS    SMALL-MID CAP    DEVELOPING MARKETS   FTVIPT TEMPLETON
                                                SECURITIES     GROWTH SECURITIES      SECURITIES      FOREIGN SECURITIES
                                                SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                 (CLASS 2)         (CLASS 2)           (CLASS 2)           (CLASS 2)
                                             ----------------  -----------------  ------------------  ------------------
INVESTMENT INCOME:
      Dividends                                  $  50,918         $     --            $ 44,977            $ 92,773
                                                 ---------         --------            --------            --------
EXPENSES:
      Mortality and expense risk
         charges                                    36,632           28,925              31,504              73,028
Administrative charges                               3,288            2,471               2,937               7,089
                                                 ---------         --------            --------            --------
         Total expenses                             39,920           31,396              34,441              80,117
                                                 ---------         --------            --------            --------
            Net investment income (loss)            10,998          (31,396)             10,536              12,656
                                                 ---------         --------            --------            --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   31,230          118,841             154,549             211,604
      Realized gains (losses) on sale of
         investments                                57,738           97,839             129,902             135,868
                                                 ---------         --------            --------            --------
            Net realized gains (losses)             88,968          216,680             284,451             347,472
                                                 ---------         --------            --------            --------
      Change in unrealized gains (losses)
         on investments                           (195,697)         (46,938)            158,784             238,420
                                                 ---------         --------            --------            --------
      Net increase (decrease) in net assets
         resulting from operations               $ (95,731)        $138,346            $453,771            $598,548
                                                 =========         ========            ========            ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             JANUS ASPEN GLOBAL  JANUS ASPEN GLOBAL     JANUS ASPEN
                                                LIFE SCIENCES        TECHNOLOGY      WORLDWIDE GROWTH
                                                 SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                              (SERVICE SHARES)    (SERVICE SHARES)   (SERVICE SHARES)
                                             ------------------  ------------------  ----------------
INVESTMENT INCOME:
      Dividends                                   $     --             $   355            $   524
                                                  --------             -------            -------
EXPENSES:
      Mortality and expense risk
         charges                                     1,278               1,752              1,454
      Administrative charges                           113                 163                132
                                                  --------             -------            -------
         Total expenses                              1,391               1,915              1,586
                                                  --------             -------            -------
            Net investment income (loss)            (1,391)             (1,560)            (1,062)
                                                  --------             -------            -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --                  --                 --
      Realized gains (losses) on sale of
         investments                                28,120               6,221              3,023
                                                  --------             -------            -------
            Net realized gains (losses)             28,120               6,221              3,023
                                                  --------             -------            -------
      Change in unrealized gains (losses)
         on investments                            (12,029)             14,484              3,554
                                                  --------             -------            -------
      Net increase (decrease) in net assets
         resulting from operations                $ 14,700             $19,145            $ 5,515
                                                  ========             =======            =======

                                             LMPVET AGGRESSIVE  LMPVET AGGRESSIVE      LMPVET
                                                   GROWTH             GROWTH        APPRECIATION
                                                 SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                               (CLASS I) (b)      (CLASS II) (b)   (CLASS I) (b)
                                             -----------------  -----------------  -------------
INVESTMENT INCOME:
      Dividends                                   $     --           $     --        $  5,285
                                                  --------           --------        --------
EXPENSES:
      Mortality and expense risk
         charges                                    11,445             19,444           6,099
      Administrative charges                           999              1,659             515
                                                  --------           --------        --------
         Total expenses                             12,444             21,103           6,614
                                                  --------           --------        --------
            Net investment income (loss)           (12,444)           (21,103)         (1,329)
                                                  --------           --------        --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    5,207              9,466          40,851
      Realized gains (losses) on sale of
         investments                                  (149)            (1,893)            437
                                                  --------           --------        --------
            Net realized gains (losses)              5,058              7,573          41,288
                                                  --------           --------        --------
      Change in unrealized gains (losses)
         on investments                            (36,973)           (66,996)        (26,938)
                                                  --------           --------        --------
      Net increase (decrease) in net assets
         resulting from operations                $(44,359)          $(80,526)       $ 13,021
                                                  ========           ========        ========

   The accompanying notes are an integral part of these financial statements.

                                             LMPVET EQUITY        LMPVET                         LMPVET LARGE CAP
                                                 INDEX      FUNDAMENTAL VALUE  LMPVET INVESTORS       GROWTH
                                               SUBACCOUNT       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                               (CLASS II)     (CLASS I) (b)        (CLASS I)       (CLASS I) (b)
                                             -------------  -----------------  ----------------  ----------------
INVESTMENT INCOME:
      Dividends                                $ 26,113         $  14,491           $ 12,935         $    477
                                               --------         ---------           --------         --------
EXPENSES:
      Mortality and expense risk
         charges                                 27,382            14,710             18,218           13,707
      Administrative charges                      2,491             1,301              1,633            1,266
                                               --------         ---------           --------         --------
         Total expenses                          29,873            16,011             19,851           14,973
                                               --------         ---------           --------         --------
            Net investment income (loss)         (3,760)           (1,520)            (6,916)         (14,496)
                                               --------         ---------           --------         --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                75,482            56,769             27,727               --
      Realized gains (losses) on sale of
         investments                             31,957            (4,084)            38,766            2,430
                                               --------         ---------           --------         --------
            Net realized gains (losses)         107,439            52,685             66,493            2,430
                                               --------         ---------           --------         --------
      Change in unrealized gains (losses)
         on investments                         (52,151)         (117,787)           (35,644)           5,112
                                               --------         ---------           --------         --------
      Net increase (decrease) in net assets
         resulting from operations             $ 51,528         $ (66,622)          $ 23,933         $ (6,954)
                                               ========         =========           ========         ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             LMPVET SMALL CAP
                                                  GROWTH            LMPVET       LMPVPI ALL CAP
                                                SUBACCOUNT     SOCIAL AWARENESS    SUBACCOUNT
                                                 (CLASS I)        SUBACCOUNT      (CLASS I) (a)
                                             ----------------  ----------------  --------------
INVESTMENT INCOME:
      Dividends                                  $     --          $ 1,175          $   3,815
                                                 --------          -------          ---------
EXPENSES:
      Mortality and expense risk
         charges                                   28,902            1,341              7,151
      Administrative charges                        2,594              128                630
                                                 --------          -------          ---------
         Total expenses                            31,496            1,469              7,781
                                                 --------          -------          ---------
            Net investment income (loss)          (31,496)            (294)            (3,966)
                                                 --------          -------          ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 116,484           13,632             66,139
      Realized gains (losses) on sale of
         investments                               31,748              567            236,513
                                                 --------          -------          ---------
            Net realized gains (losses)           148,232           14,199            302,652
                                                 --------          -------          ---------
      Change in unrealized gains (losses)
         on investments                            15,143           (6,499)          (235,850)
                                                 --------          -------          ---------
      Net increase (decrease) in net assets
         resulting from operations               $131,879          $ 7,406          $  62,836
                                                 ========          =======          =========

                                                             LMPVPII GROWTH  LMPVPI LARGE CAP
                                             LMPVPI ALL CAP    AND INCOME         GROWTH
                                               SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                             (CLASS II) (a)   (CLASS I) (a)    (CLASS I) (a)
                                             --------------  --------------  ----------------
INVESTMENT INCOME:
      Dividends                                  $    11        $    284         $      --
                                                 -------        --------         ---------
EXPENSES:
      Mortality and expense risk
         charges                                     151           2,784             6,664
      Administrative charges                          13             235               616
                                                 -------        --------         ---------
         Total expenses                              164           3,019             7,280
                                                 -------        --------         ---------
            Net investment income (loss)            (153)         (2,735)           (7,280)
                                                 -------        --------         ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  1,467          20,428                --
      Realized gains (losses) on sale of
         investments                               2,088          97,560           203,256
                                                 -------        --------         ---------
            Net realized gains (losses)            3,555         117,988           203,256
                                                 -------        --------         ---------
      Change in unrealized gains (losses)
         on investments                           (2,177)        (94,379)         (143,397)
                                                 -------        --------         ---------
      Net increase (decrease) in net assets
         resulting from operations               $ 1,225        $ 20,874         $  52,579
                                                 =======        ========         =========

   The accompanying notes are an integral part of these financial statements.

                                             LMPVPII AGGRESSIVE  LMPVPII AGGRESSIVE  LMPVET CAPITAL
                                                   GROWTH              GROWTH          AND INCOME    LMPVIT ADJUSTABLE
                                                 SUBACCOUNT          SUBACCOUNT        SUBACCOUNT       RATE INCOME
                                                (CLASS I) (a)      (CLASS II) (a)    (CLASS II) (b)      SUBACCOUNT
                                             ------------------  ------------------  --------------  -----------------
INVESTMENT INCOME:
      Dividends                                   $      --           $      --         $  3,545          $ 22,654
                                                  ---------           ---------         --------          --------
EXPENSES:
      Mortality and expense risk
         charges                                      5,591               8,309            4,707             7,981
      Administrative charges                            488                 717              418               736
                                                  ---------           ---------         --------          --------
         Total expenses                               6,079               9,026            5,125             8,717
                                                  ---------           ---------         --------          --------
            Net investment income (loss)             (6,079)             (9,026)          (1,580)           13,937
                                                  ---------           ---------         --------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     2,605               3,972           47,699                --
      Realized gains (losses) on sale of
         investments                                242,096             391,499              616              (210)
                                                  ---------           ---------         --------          --------
            Net realized gains (losses)             244,701             395,471           48,315              (210)
                                                  ---------           ---------         --------          --------
      Change in unrealized gains (losses)
         on investments                            (203,534)           (334,917)         (48,350)          (15,442)
                                                  ---------           ---------         --------          --------
      Net increase (decrease) in net assets
         resulting from operations                $  35,088           $  51,528         $ (1,615)         $ (1,715)
                                                  =========           =========         ========          ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                 LMPVPI      LORD ABBETT GROWTH  LORD ABBETT MID-CAP
                                              TOTAL RETURN       AND INCOME             VALUE
                                               SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                             (CLASS II) (a)    (CLASS VC) (a)       (CLASS VC) (a)
                                             --------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends                                 $  2,784          $      --           $      --
                                                --------          ---------           ---------
EXPENSES:
      Mortality and expense risk
         charges                                   2,651              8,678              12,878
      Administrative charges                         233                755               1,133
                                                --------          ---------           ---------
         Total expenses                            2,884              9,433              14,011
                                                --------          ---------           ---------
            Net investment income (loss)            (100)            (9,433)            (14,011)
                                                --------          ---------           ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  3,150                 --                  --
      Realized gains (losses) on sale of
         investments                              53,984            289,186             476,119
                                                --------          ---------           ---------
            Net realized gains (losses)           57,134            289,186             476,119
                                                --------          ---------           ---------
      Change in unrealized gains (losses)
         on investments                          (43,769)          (222,660)           (233,411)
                                                --------          ---------           ---------
      Net increase (decrease) in net assets
         resulting from operations              $ 13,265          $  57,093           $ 228,697
                                                ========          =========           =========

                                             MIST BATTERYMARCH  MIST BLACKROCK  MIST BLACKROCK
                                               MID-CAP STOCK      HIGH YIELD    LARGE-CAP CORE
                                                 SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                 (CLASS A)       (CLASS A) (b)   (CLASS E) (b)
                                             -----------------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                   $  2,032         $121,795         $    --
                                                  --------         --------         -------
EXPENSES:
      Mortality and expense risk
         charges                                    11,295           21,890           7,198
      Administrative charges                         1,000            2,087             568
                                                  --------         --------         -------
         Total expenses                             12,295           23,977           7,766
                                                  --------         --------         -------
            Net investment income (loss)           (10,263)          97,818          (7,766)
                                                  --------         --------         -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   81,039               --              --
      Realized gains (losses) on sale of
         investments                                (3,567)           5,177             438
                                                  --------         --------         -------
            Net realized gains (losses)             77,472            5,177             438
                                                  --------         --------         -------
      Change in unrealized gains (losses)
         on investments                            (41,289)         (97,315)          5,407
                                                  --------         --------         -------
      Net increase (decrease) in net assets
         resulting from operations                $ 25,920         $  5,680         $(1,921)
                                                  ========         ========         =======

   The accompanying notes are an integral part of these financial statements.

                                                                               MIST HARRIS
                                             MIST BLACKROCK    MIST DREMAN       OAKMARK
                                             LARGE-CAP CORE  SMALL-CAP VALUE  INTERNATIONAL  MIST JANUS FORTY
                                               SUBACCOUNT       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                              (CLASS A) (a)     (CLASS A)       (CLASS A)      (CLASS A) (b)
                                             --------------  ---------------  -------------  ----------------
INVESTMENT INCOME:
      Dividends                                 $  3,859          $  --         $   8,950        $  1,258
                                                --------          -----         ---------        --------
EXPENSES:
      Mortality and expense risk
         charges                                   3,421            354            15,843          11,609
      Administrative charges                         272             39             1,427           1,088
                                                --------          -----         ---------        --------
         Total expenses                            3,693            393            17,270          12,697
                                                --------          -----         ---------        --------
            Net investment income (loss)             166           (393)           (8,320)        (11,439)
                                                --------          -----         ---------        --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 33,624            138            76,795         120,940
      Realized gains (losses) on sale of
         investments                              28,985            292             9,603           6,655
                                                --------          -----         ---------        --------
            Net realized gains (losses)           62,609            430            86,398         127,595
                                                --------          -----         ---------        --------
      Change in unrealized gains (losses)
         on investments                          (38,182)          (437)         (103,353)         70,493
                                                --------          -----         ---------        --------
      Net increase (decrease) in net assets
         resulting from operations              $ 24,593          $(400)        $ (25,275)       $186,649
                                                ========          =====         =========        ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                              MIST LEGG MASON        MIST
                                                  MIST       PARTNERS MANAGED  LORD ABBETT BOND
                                             LAZARD MID-CAP       ASSETS           DEBENTURE
                                               SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                                (CLASS B)        (CLASS A)         (CLASS A)
                                             --------------  ----------------  ----------------
INVESTMENT INCOME:
      Dividends                                  $  --           $ 1,332           $ 93,330
                                                 -----           -------           --------
EXPENSES:
      Mortality and expense risk
         charges                                    11             1,059             28,343
      Administrative charges                         1                89              2,485
                                                 -----           -------           --------
         Total expenses                             12             1,148             30,828
                                                 -----           -------           --------
            Net investment income (loss)           (12)              184             62,502
                                                 -----           -------           --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   --             4,681              2,152
      Realized gains (losses) on sale of
         investments                              (110)               50             28,305
                                                 -----           -------           --------
            Net realized gains (losses)           (110)            4,731             30,457
                                                 -----           -------           --------
      Change in unrealized gains (losses)
         on investments                             --            (2,706)           (10,601)
                                                 -----           -------           --------
      Net increase (decrease) in net assets
         resulting from operations               $(122)          $ 2,209           $ 82,358
                                                 =====           =======           ========

                                                   MIST               MIST
                                             LORD ABBETT GROWTH   LORD ABBETT       MIST MET/AIM
                                                 AND INCOME      MID-CAP VALUE  CAPITAL APPRECIATION
                                                 SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                  (CLASS B)        (CLASS B)          (CLASS A)
                                             ------------------  -------------  --------------------
INVESTMENT INCOME:
      Dividends                                  $  30,303         $     164          $    552
                                                 ---------         ---------          --------
EXPENSES:
      Mortality and expense risk
         charges                                    61,793            27,168            11,597
      Administrative charges                         6,696             2,401               951
                                                 ---------         ---------          --------
         Total expenses                             68,489            29,569            12,548
                                                 ---------         ---------          --------
            Net investment income (loss)           (38,186)          (29,405)          (11,996)
                                                 ---------         ---------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  155,709             3,455             1,516
      Realized gains (losses) on sale of
         investments                                39,119           (11,888)           (2,243)
                                                 ---------         ---------          --------
            Net realized gains (losses)            194,828            (8,433)             (727)
                                                 ---------         ---------          --------
      Change in unrealized gains (losses)
         on investments                           (106,022)         (204,203)           69,774
                                                 ---------         ---------          --------
      Net increase (decrease) in net assets
         resulting from operations               $  50,620         $(242,041)         $ 57,051
                                                 =========         =========          ========

   The accompanying notes are an integral part of these financial statements.

                                                MIST MET/AIM        MIST MET/AIM    MIST MFS RESEARCH
                                             CAPITAL APPRECIATION  SMALL CAP GROWTH    INTERNATIONAL    MIST MFS VALUE
                                                  SUBACCOUNT          SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                 (CLASS E) (b)         (CLASS A)       (CLASS B) (b)       (CLASS A)
                                             --------------------  ----------------  -----------------  --------------
INVESTMENT INCOME:
      Dividends                                    $     --             $  --            $    --           $     3
                                                   --------             -----            -------           -------
EXPENSES:
      Mortality and expense risk
         charges                                     13,333               184              2,877             7,840
      Administrative charges                          1,197                19                255               706
                                                   --------             -----            -------           -------
         Total expenses                              14,530               203              3,132             8,546
                                                   --------             -----            -------           -------
            Net investment income (loss)            (14,530)             (203)            (3,132)           (8,543)
                                                   --------             -----            -------           -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --                44                 --             8,353
      Realized gains (losses) on sale of
         investments                                  2,996                94                409             5,220
                                                   --------             -----            -------           -------
            Net realized gains (losses)               2,996               138                409            13,573
                                                   --------             -----            -------           -------
      Change in unrealized gains (losses)
         on investments                              46,189               331             12,522            16,199
                                                   --------             -----            -------           -------
      Net increase (decrease) in net assets
         resulting from operations                 $ 34,655             $ 266            $ 9,799           $21,229
                                                   ========             =====            =======           =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                                           MIST PIMCO
                                               MIST NEUBERGER      MIST OPPENHEIMER    INFLATION PROTECTED
                                             BERMAN REAL ESTATE  CAPITAL APPRECIATION         BOND
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                  (CLASS A)            (CLASS B)          (CLASS A) (b)
                                             ------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends                                  $  23,497             $     --             $     --
                                                 ---------             --------             --------
EXPENSES:
      Mortality and expense risk
         charges                                    36,653               18,346               21,243
      Administrative charges                         3,234                1,635                1,912
                                                 ---------             --------             --------
         Total expenses                             39,887               19,981               23,155
                                                 ---------             --------             --------
            Net investment income (loss)           (16,390)             (19,981)             (23,155)
                                                 ---------             --------             --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  188,287               67,627                   --
      Realized gains (losses) on sale of
         investments                                21,346               16,172                4,022
                                                 ---------             --------             --------
            Net realized gains (losses)            209,633               83,799                4,022
                                                 ---------             --------             --------
      Change in unrealized gains (losses)
          on investments                          (554,865)              61,311              129,776
                                                 ---------             --------             --------
      Net increase (decrease) in net assets
         resulting from operations               $(361,622)            $125,129             $110,643
                                                 =========             ========             ========

                                                 MIST      MIST PIONEER     MIST PIONEER
                                             PIONEER FUND  MID-CAP VALUE  STRATEGIC INCOME
                                              SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                                               (CLASS A)   (CLASS A) (a)      (CLASS A)
                                             ------------  -------------  ----------------
INVESTMENT INCOME:
      Dividends                                $ 1,005        $   10          $ 3,105
                                               -------        ------          -------
EXPENSES:
      Mortality and expense risk
         charges                                 2,107            40            8,467
      Administrative charges                       178             4              717
                                               -------        ------          -------
         Total expenses                          2,285            44            9,184
                                               -------        ------          -------
            Net investment income (loss)        (1,280)          (34)          (6,079)
                                               -------        ------          -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   --           362               --
      Realized gains (losses) on sale of
         investments                               729         1,050            1,004
                                               -------        ------          -------
            Net realized gains (losses)            729         1,412            1,004
                                               -------        ------          -------
      Change in unrealized gains (losses)
         on investments                          3,574          (592)          27,332
                                               -------        ------          -------
      Net increase (decrease) in net assets
         resulting from operations             $ 3,023        $  786          $22,257
                                               =======        ======          =======

   The accompanying notes are an integral part of these financial statements.

                                             MIST THIRD AVENUE    MSF BLACKROCK    MSF BLACKROCK  MSF BLACKROCK
                                              SMALL CAP VALUE   AGGRESSIVE GROWTH   BOND INCOME    MONEY MARKET
                                                 SUBACCOUNT         SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
                                                 (CLASS B)          (CLASS D)        (CLASS A)      (CLASS A)
                                             -----------------  -----------------  -------------  -------------
INVESTMENT INCOME:
      Dividends                                  $  20,381          $     --          $50,722        $120,264
                                                 ---------          --------          -------        --------
EXPENSES:
      Mortality and expense risk
         charges                                    45,399            11,967           24,136          38,549
      Administrative charges                         4,172             1,068            2,251           3,654
                                                 ---------          --------          -------        --------
         Total expenses                             49,571            13,035           26,387          42,203
                                                 ---------          --------          -------        --------
            Net investment income (loss)           (29,190)          (13,035)          24,335          78,061
                                                 ---------          --------          -------        --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  133,870                --               --              --
      Realized gains (losses) on sale of
         investments                               (14,548)            9,207           13,739              --
                                                 ---------          --------          -------        --------
            Net realized gains (losses)            119,322             9,207           13,739              --
                                                 ---------          --------          -------        --------
      Change in unrealized gains (losses)
         on investments                           (291,016)          123,202           23,948              --
                                                 ---------          --------          -------        --------
      Net increase (decrease) in net assets
         resulting from operations               $(200,884)         $119,374          $62,022        $ 78,061
                                                 =========          ========          =======        ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                               MSF FI VALUE       MSF METLIFE
                                             MSF FI LARGE CAP     LEADERS    AGGRESSIVE ALLOCATION
                                                SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
                                                 (CLASS A)       (CLASS D)         (CLASS B)
                                             ----------------  ------------  ---------------------
INVESTMENT INCOME:
      Dividends                                  $    870       $  16,606            $  13
                                                 --------       ---------            -----
EXPENSES:
      Mortality and expense risk
         charges                                    9,017          32,695              338
      Administrative charges                          810           2,978               30
                                                 --------       ---------            -----
         Total expenses                             9,827          35,673              368
                                                 --------       ---------            -----
            Net investment income (loss)           (8,957)        (19,067)            (355)
                                                 --------       ---------            -----
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  36,090         179,787               36
      Realized gains (losses) on sale of
         investments                                  122          (2,365)              56
                                                 --------       ---------            -----
            Net realized gains (losses)            36,212         177,422               92
                                                 --------       ---------            -----
      Change in unrealized gains (losses)
         on investments                           (17,273)       (115,853)             533
                                                 --------       ---------            -----
      Net increase (decrease) in net assets
         resulting from operations               $  9,982       $  42,502            $ 270
                                                 ========       =========            =====

                                                 MSF METLIFE                                MSF METLIFE
                                               CONSERVATIVE TO        MSF METLIFE           MODERATE TO
                                             MODERATE ALLOCATION  MODERATE ALLOCATION  AGGRESSIVE ALLOCATION
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                  (CLASS B)            (CLASS B)             (CLASS B)
                                             -------------------  -------------------  ---------------------
INVESTMENT INCOME:
      Dividends                                    $    --              $    45              $    224
                                                   -------              -------              --------
EXPENSES:
      Mortality and expense risk
         charges                                     2,003                7,425                10,398
      Administrative charges                           195                  661                   902
                                                   -------              -------              --------
         Total expenses                              2,198                8,086                11,300
                                                   -------              -------              --------
            Net investment income (loss)            (2,198)              (8,041)              (11,076)
                                                   -------              -------              --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      160                  813                   898
      Realized gains (losses) on sale of
         investments                                   480                9,669                36,841
                                                   -------              -------              --------
            Net realized gains (losses)                640               10,482                37,739
                                                   -------              -------              --------
      Change in unrealized gains (losses)
         on investments                              3,809                9,068                (4,055)
                                                   -------              -------              --------
      Net increase (decrease) in net assets
         resulting from operations                 $ 2,251              $11,509              $ 22,608
                                                   =======              =======              ========

   The accompanying notes are an integral part of these financial statements.

                                             MSF MFS TOTAL  MSF MFS TOTAL  MSF OPPENHEIMER  MSF T. ROWE PRICE
                                                 RETURN         RETURN      GLOBAL EQUITY    LARGE CAP GROWTH
                                               SUBACCOUNT     SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
                                             (CLASS B) (b)    (CLASS F)       (CLASS B)         (CLASS B)
                                             -------------  -------------  ---------------  -----------------
INVESTMENT INCOME:
      Dividends                                 $    --       $ 120,099       $ 50,119           $   300
                                                -------       ---------       --------           -------
EXPENSES:
      Mortality and expense risk
         charges                                  1,049         101,258         96,459             2,677
      Administrative charges                        101           9,033          8,497               228
                                                -------       ---------       --------           -------
         Total expenses                           1,150         110,291        104,956             2,905
                                                -------       ---------       --------           -------
            Net investment income (loss)         (1,150)          9,808        (54,837)           (2,605)
                                                -------       ---------       --------           -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    --         202,636         83,100             1,385
      Realized gains (losses) on sale of
         investments                                 21          54,483         68,095             2,616
                                                -------       ---------       --------           -------
            Net realized gains (losses)              21         257,119        151,195             4,001
                                                -------       ---------       --------           -------
      Change in unrealized gains (losses)
         on investments                           1,683        (121,455)       141,369             9,083
                                                -------       ---------       --------           -------
      Net increase (decrease) in net assets
         resulting from operations              $   554       $ 145,472       $237,727           $10,479
                                                =======       =========       ========           =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             MSF WESTERN ASSET  MSF WESTERN ASSET
                                                 MANAGEMENT         MANAGEMENT              PIMCO VIT
                                              HIGH YIELD BOND    U.S. GOVERNMENT           REAL RETURN
                                                 SUBACCOUNT         SUBACCOUNT             SUBACCOUNT
                                               (CLASS A) (a)        (CLASS A)      (ADMINISTRATIVE CLASS) (a)
                                             -----------------  -----------------  --------------------------
INVESTMENT INCOME:
      Dividends                                   $ 39,449            $2,775                $ 29,885
                                                  --------            ------                --------
EXPENSES:
      Mortality and expense risk
         charges                                     2,040             2,174                  10,462
      Administrative charges                           187               212                     950
                                                  --------            ------                --------
         Total expenses                              2,227             2,386                  11,412
                                                  --------            ------                --------
            Net investment income (loss)            37,222               389                  18,473
                                                  --------            ------                --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    3,382                --                      --
      Realized gains (losses) on sale of
         investments                                  (786)            1,593                 (96,120)
                                                  --------            ------                --------
            Net realized gains (losses)              2,596             1,593                 (96,120)
                                                  --------            ------                --------
      Change in unrealized gains (losses)
         on investments                            (25,477)            2,041                 115,790
                                                  --------            ------                --------
      Net increase (decrease) in net assets
         resulting from operations                $ 14,341            $4,023                $ 38,143
                                                  ========            ======                ========


                                                    PIMCO VIT        PIONEER AMERICA
                                                  TOTAL RETURN          INCOME VCT    PIONEER BOND VCT
                                                   SUBACCOUNT           SUBACCOUNT       SUBACCOUNT
                                             (ADMINISTRATIVE CLASS)   (CLASS II) (c)   (CLASS II) (d)
                                             ----------------------  ---------------  ----------------
INVESTMENT INCOME:
      Dividends                                     $216,824             $ 39,143          $ 6,480
                                                    --------             --------          -------
EXPENSES:
      Mortality and expense risk
         charges                                      72,485               14,131            2,363
      Administrative charges                           6,773                1,276              212
                                                    --------             --------          -------
         Total expenses                               79,258               15,407            2,575
                                                    --------             --------          -------
            Net investment income (loss)             137,566               23,736            3,905
                                                    --------             --------          -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                         --                   --               --
      Realized gains (losses) on sale of
         investments                                 (14,511)             (16,956)             124
                                                    --------             --------          -------
            Net realized gains (losses)              (14,511)             (16,956)             124
                                                    --------             --------          -------
      Change in unrealized gains (losses)
         on investments                              182,999               29,058            7,259
                                                    --------             --------          -------
      Net increase (decrease) in net assets
         resulting from operations                  $306,054             $ 35,838          $11,288
                                                    ========             ========          =======

   The accompanying notes are an integral part of these financial statements.

                                             PIONEER CULLEN  PIONEER EMERGING  PIONEER EQUITY   PIONEER EQUITY
                                                VALUE VCT       MARKETS VCT      INCOME VCT    OPPORTUNITY VCT
                                               SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                               (CLASS II)       (CLASS II)       (CLASS II)     (CLASS II) (c)
                                             --------------  ----------------  --------------  ---------------
INVESTMENT INCOME:
      Dividends                                 $ 11,256         $  3,597         $  51,270        $    58
                                                --------         --------         ---------        -------
EXPENSES:
      Mortality and expense risk
         charges                                  23,031           16,904            37,008            156
      Administrative charges                       2,026            1,548             3,310             17
                                                --------         --------         ---------        -------
         Total expenses                           25,057           18,452            40,318            173
                                                --------         --------         ---------        -------
            Net investment income (loss)         (13,801)         (14,855)           10,952           (115)
                                                --------         --------         ---------        -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     --          107,131            68,365            345
      Realized gains (losses) on sale of
         investments                               5,968           82,487            39,371         (1,917)
                                                --------         --------         ---------        -------
            Net realized gains (losses)            5,968          189,618           107,736         (1,572)
                                                --------         --------         ---------        -------
      Change in unrealized gains (losses)
         on investments                           64,588          168,603          (151,064)            --
                                                --------         --------         ---------        -------
      Net increase (decrease) in net assets
         resulting from operations              $ 56,755         $343,366         $ (32,376)       $(1,687)
                                                ========         ========         =========        =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.


                                                               PIONEER GLOBAL  PIONEER HIGH YIELD
                                             PIONEER FUND VCT  HIGH YIELD VCT         VCT
                                                SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                              (CLASS II) (d)     (CLASS II)        (CLASS II)
                                             ----------------  --------------  ------------------
INVESTMENT INCOME:
      Dividends                                 $ 51,460          $ 14,975          $177,124
                                                --------          --------          --------
EXPENSES:
      Mortality and expense risk
         charges                                  80,801             3,197            60,298
      Administrative charges                       7,119               274             5,230
                                                --------          --------          --------
         Total expenses                           87,920             3,471            65,528
                                                --------          --------          --------
            Net investment income (loss)         (36,460)           11,504           111,596
                                                --------          --------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     --             3,161             3,189
      Realized gains (losses) on sale of
         investments                             146,150               (76)            8,195
                                                --------          --------          --------
            Net realized gains (losses)          146,150             3,085            11,384
                                                --------          --------          --------
      Change in unrealized gains (losses)
         on investments                           21,376           (17,796)           16,791
                                                --------          --------          --------
      Net increase (decrease) in net assets
         resulting from operations              $131,066          $ (3,207)         $139,771
                                                ========          ========          ========

                                                PIONEER IBBOTSON     PIONEER IBBOTSON    PIONEER IBBOTSON
                                             AGGRESSIVE ALLOCATION  GROWTH ALLOCATION  MODERATE ALLOCATION
                                                      VCT                  VCT                 VCT
                                                   SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                   (CLASS II)           (CLASS II)          (CLASS II)
                                             ---------------------  -----------------  -------------------
INVESTMENT INCOME:
      Dividends                                     $ 6,951              $ 22,516            $ 27,217
                                                    -------              --------            --------
EXPENSES:
      Mortality and expense risk
         charges                                      8,550                48,788              46,869
      Administrative charges                            811                 3,843               3,840
                                                    -------              --------            --------
         Total expenses                               9,361                52,631              50,709
                                                    -------              --------            --------
            Net investment income (loss)             (2,410)              (30,115)            (23,492)
                                                    -------              --------            --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    17,014                41,082              33,256
      Realized gains (losses) on sale of
         investments                                  1,695                 4,057              17,668
                                                    -------              --------            --------
            Net realized gains (losses)              18,709                45,139              50,924
                                                    -------              --------            --------
      Change in unrealized gains (losses)
         on investments                              (5,669)               15,314              47,520
                                                    -------              --------            --------
      Net increase (decrease) in net assets
         resulting from operations                  $10,630              $ 30,338            $ 74,952
                                                    =======              ========            ========

   The accompanying notes are an integral part of these financial statements.

                                                                                                       PIONEER OAK RIDGE
                                                  PIONEER      PIONEER INTERNATIONAL  PIONEER MID CAP      LARGE CAP
                                             INDEPENDENCE VCT        VALUE VCT           VALUE VCT         GROWTH VCT
                                                SUBACCOUNT           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                                (CLASS II)           (CLASS II)          (CLASS II)        (CLASS II)
                                             ----------------  ---------------------  ---------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $     --             $  2,285           $  11,675          $  1,322
                                                 --------             --------           ---------          --------
EXPENSES:
      Mortality and expense risk
         charges                                   10,745               14,399              35,208            11,309
      Administrative charges                          932                1,203               3,044             1,033
                                                 --------             --------           ---------          --------
         Total expenses                            11,677               15,602              38,252            12,342
                                                 --------             --------           ---------          --------
            Net investment income (loss)          (11,677)             (13,317)            (26,577)          (11,020)
                                                 --------             --------           ---------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --                7,895             208,629             2,692
      Realized gains (losses) on sale of
         investments                               27,367              193,289              (4,599)           19,798
                                                 --------             --------           ---------          --------
            Net realized gains (losses)            27,367              201,184             204,030            22,490
                                                 --------             --------           ---------          --------
      Change in unrealized gains (losses)
         on investments                            19,339              (89,818)           (116,284)           29,526
                                                 --------             --------           ---------          --------
      Net increase (decrease) in net assets
         resulting from operations               $ 35,029             $ 98,049           $  61,169          $ 40,996
                                                 ========             ========           =========          ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             PIONEER REAL ESTATE   PIONEER SMALL AND  PIONEER SMALL CAP
                                                  SHARES VCT      MID CAP GROWTH VCT      VALUE VCT
                                                  SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                  (CLASS II)        (CLASS II) (c)        (CLASS II)
                                             -------------------  ------------------  -----------------
INVESTMENT INCOME:
      Dividends                                   $  13,249            $     --           $   4,658
                                                  ---------            --------           ---------
EXPENSES:
      Mortality and expense risk
         charges                                      9,655               3,347              16,461
      Administrative charges                            797                 340               1,423
                                                  ---------            --------           ---------
         Total expenses                              10,452               3,687              17,884
                                                  ---------            --------           ---------
            Net investment income (loss)              2,797              (3,687)            (13,226)
                                                  ---------            --------           ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    51,759              36,536             216,310
      Realized gains (losses) on sale of
         investments                                 43,452              43,769               3,007
                                                  ---------            --------           ---------
            Net realized gains (losses)              95,211              80,305             219,317
                                                  ---------            --------           ---------
      Change in unrealized gains (losses)
         on investments                            (207,181)            (34,703)           (294,185)
                                                  ---------            --------           ---------
      Net increase (decrease) in net assets
         resulting from operations                $(109,173)           $ 41,915           $ (88,094)
                                                  =========            ========           =========

                                             PIONEER STRATEGIC                           PUTNAM VT
                                                 INCOME VCT     PIONEER VALUE VCT  INTERNATIONAL EQUITY
                                                 SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                 (CLASS II)       (CLASS II) (c)      (CLASS IB) (a)
                                             -----------------  -----------------  --------------------
INVESTMENT INCOME:
      Dividends                                  $173,036           $  92,237            $  5,160
                                                 --------           ---------            --------
EXPENSES:
      Mortality and expense risk
         charges                                   57,119              49,998                 994
      Administrative charges                        5,030               4,322                  86
                                                 --------           ---------            --------
         Total expenses                            62,149              54,320               1,080
                                                 --------           ---------            --------
            Net investment income (loss)          110,887              37,917               4,080
                                                 --------           ---------            --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  18,717             234,067              22,338
      Realized gains (losses) on sale of
         investments                               (2,036)            149,867              49,929
                                                 --------           ---------            --------
            Net realized gains (losses)            16,681             383,934              72,267
                                                 --------           ---------            --------
      Change in unrealized gains (losses)
         on investments                            13,243            (424,927)            (62,028)
                                                 --------           ---------            --------
      Net increase (decrease) in net assets
         resulting from operations               $140,811           $  (3,076)           $ 14,319
                                                 ========           =========            ========

   The accompanying notes are an integral part of these financial statements.

                                                PUTNAM VT     VAN KAMPEN LIT  VAN KAMPEN LIT
                                             SMALL CAP VALUE     COMSTOCK       ENTERPRISE
                                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                              (CLASS IB) (a)    (CLASS II)      (CLASS II)
                                             ---------------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                 $   7,052        $  52,642       $   444
                                                ---------        ---------       -------
EXPENSES:
      Mortality and expense risk
         charges                                    6,692           56,992         4,890
      Administrative charges                          617            5,021           429
                                                ---------        ---------       -------
         Total expenses                             7,309           62,013         5,319
                                                ---------        ---------       -------
            Net investment income (loss)             (257)          (9,371)       (4,875)
                                                ---------        ---------       -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 141,036           73,067            --
      Realized gains (losses) on sale of
         investments                              183,963           62,596         7,186
                                                ---------        ---------       -------
            Net realized gains (losses)           324,999          135,663         7,186
                                                ---------        ---------       -------
      Change in unrealized gains (losses)
         on investments                          (240,215)        (260,170)       25,029
                                                ---------        ---------       -------
      Net increase (decrease) in net assets
         resulting from operations              $  84,527        $(133,878)      $27,340
                                                =========        =========       =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                     This page is intentionally left blank.

         METLIFE OF CT SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                     AIM V.I. MID CAP CORE EQUITY  AIM V.I. CAPITAL APPRECIATION  AMERICAN FUNDS GLOBAL GROWTH
                                              SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                              (SERIES II)                   (SERIES II)                     (CLASS 2)
                                     ----------------------------  -----------------------------  ----------------------------
                                            2007       2006             2007 (a)      2006              2007        2006
                                         ---------  ---------         -----------  ----------        ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $ (17,389) $(10,986)         $    (6,553) $  (20,624)       $   31,345  $  (31,963)
   Net realized gains (losses)              40,684   107,521              277,347      21,508           370,234      69,989
   Change in unrealized gains
      (losses) on investments               45,247   (15,750)            (198,794)     43,572            60,948     512,257
                                         ---------  --------          -----------  ----------        ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                    68,542    80,785               72,000      44,456           462,527     550,283
                                         ---------  --------          -----------  ----------        ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   3,150     1,000                  282       1,245            22,714     147,569
   Transfers from other funding
      options                               16,373    17,044                4,594      52,930           408,854     215,162
   Contract charges                           (127)     (137)                  --        (206)             (385)       (401)
   Contract surrenders                     (29,809)  (41,979)              (3,185)    (71,756)         (211,684)    (92,531)
   Transfers to other funding
      options                             (168,132)  (51,702)          (1,177,103)    (66,289)         (351,720)   (159,416)
   Other receipts (payments)                    --   (17,033)              (5,607)     (1,206)           (8,558)     (5,748)
                                         ---------  --------          -----------  ----------        ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       (178,545)  (92,807)          (1,181,019)    (85,282)         (140,779)    104,635
                                         ---------  --------          -----------  ----------        ----------  ----------
      Net increase (decrease)
         in net assets                    (110,003)  (12,022)          (1,109,019)    (40,826)          321,748     654,918
NET ASSETS:
   Beginning of period                     950,236   962,258            1,109,019   1,149,845         3,575,996   2,921,078
                                         ---------  --------          -----------  ----------        ----------  ----------
   End of period                         $ 840,233  $950,236          $        --  $1,109,019        $3,897,744  $3,575,996
                                         =========  ========          ===========  ==========        ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                       AMERICAN FUNDS GROWTH    AMERICAN FUNDS GROWTH-INCOME
                                             SUBACCOUNT                  SUBACCOUNT
                                             (CLASS 2)                    (CLASS 2)
                                     -------------------------  ----------------------------
                                         2007          2006           2007         2006
                                     ------------  -----------    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (107,150)  $  (94,763)    $  (30,424)  $  (15,940)
   Net realized gains (losses)         1,036,975      227,951        593,985      277,340
   Change in unrealized gains
      (losses) on investments             75,625      623,622       (213,950)     883,954
                                     -----------   ----------     ----------   ----------
      Net increase (decrease)
         in net assets resulting
         from operations               1,005,450      756,810        349,611    1,145,354
                                     -----------   ----------     ----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                53,163      168,432         63,555       51,503
   Transfers from other funding
      options                            235,459      512,292        452,908      474,699
   Contract charges                         (899)        (892)          (603)        (716)
   Contract surrenders                  (433,742)    (263,803)      (426,336)    (164,347)
   Transfers to other funding
      options                           (546,828)    (279,501)      (431,024)    (157,721)
   Other receipts (payments)             (37,193)    (121,421)      (248,415)     (19,872)
                                     -----------   ----------     ----------   ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (730,040)      15,107       (589,915)     183,546
                                     -----------   ----------     ----------   ----------
      Net increase (decrease)
         in net assets                   275,410      771,917       (240,304)   1,328,900
NET ASSETS:
   Beginning of period                 9,806,765    9,034,848      9,998,051    8,669,151
                                     -----------   ----------     ----------   ----------
   End of period                     $10,082,175   $9,806,765     $9,757,747   $9,998,051
                                     ===========   ==========     ==========   ==========

                                     DREYFUS VIF APPRECIATION  DREYFUS VIF DEVELOPING LEADERS
                                            SUBACCOUNT                   SUBACCOUNT
                                          (INITIAL SHARES)            (INITIAL SHARES)
                                     ------------------------  ------------------------------
                                          2007       2006              2007       2006
                                       ---------  ---------         ---------  ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $   (812)  $   (714)         $  (7,174) $(10,092)
   Net realized gains (losses)            5,056      8,022             86,884    62,089
   Change in unrealized gains
      (losses) on investments            24,514     62,739           (166,544)  (39,159)
                                       --------   --------          ---------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                 28,758     70,047            (86,834)   12,838
                                       --------   --------          ---------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  800        800              7,518    10,262
   Transfers from other funding
      options                             1,447      7,381             21,204    11,643
   Contract charges                         (74)       (85)              (129)     (141)
   Contract surrenders                   (5,598)   (34,791)           (34,587)  (26,314)
   Transfers to other funding
      options                            (6,561)   (44,599)           (56,807)   (9,737)
   Other receipts (payments)             (1,895)        --               (625)       --
                                       --------   --------          ---------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (11,881)   (71,294)           (63,426)  (14,287)
                                       --------   --------          ---------  --------
      Net increase (decrease)
         in net assets                   16,877     (1,247)          (150,260)   (1,449)
NET ASSETS:
   Beginning of period                  541,153    542,400            729,346   730,795
                                       --------   --------          ---------  --------
   End of period                       $558,030   $541,153          $ 579,086  $729,346
                                       ========   ========          =========  ========

   The accompanying notes are an integral part of these financial statements.

                                                             FIDELITY VIP DYNAMIC CAPITAL
                                    FIDELITY VIP CONTRAFUND          APPRECIATION          FIDELITY VIP MID CAP
                                           SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT
                                       (SERVICE CLASS 2)           (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                    -----------------------  ----------------------------  ----------------------
                                        2007        2006            2007      2006            2007        2006
                                     ----------  ----------       --------  --------       ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (36,426) $  (26,115)      $ (2,159) $ (1,868)      $  (36,157) $  (41,156)
   Net realized gains (losses)          899,914     302,839         15,779     6,260          307,010     401,974
   Change in unrealized gains
      (losses) on investments          (418,431)    (22,855)        (8,369)    7,494           66,862    (113,510)
                                     ----------  ----------       --------  --------       ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                445,057     253,869          5,251    11,886          337,715     247,308
                                     ----------  ----------       --------  --------       ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               18,075      59,839          5,300     6,350           19,567     148,789
   Transfers from other funding
      options                           194,699     404,266            886     2,289          217,733     163,430
   Contract charges                        (291)       (314)           (13)      (20)            (310)       (322)
   Contract surrenders                 (122,059)    (83,186)          (482)   (1,924)        (109,548)   (226,916)
   Transfers to other funding
      options                          (176,458)   (153,295)        (3,203)  (11,798)        (165,901)   (295,258)
   Other receipts (payments)             (6,619)    (46,785)            --        --          (18,207)         --
                                     ----------  ----------       --------  --------       ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transaction      (92,653)    180,525          2,488    (5,103)         (56,666)   (210,277)
                                     ----------  ----------       --------  --------       ----------  ----------
      Net increase (decrease)
         in net assets                  352,404     434,394          7,739     6,783          281,049      37,031
NET ASSETS:
   Beginning of period                3,027,620   2,593,226        117,008   110,225        2,538,100   2,501,069
                                     ----------  ----------       --------  --------       ----------  ----------
   End of period                     $3,380,024  $3,027,620       $124,747  $117,008       $2,819,149  $2,538,100
                                     ==========  ==========       ========  ========       ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                    FTVIPT FRANKLIN RISING  FTVIPT FRANKLIN SMALL-MID CAP
                                     DIVIDENDS SECURITIES         GROWTH SECURITIES
                                          SUBACCOUNT                  SUBACCOUNT
                                           (CLASS 2)                  (CLASS 2)
                                    ----------------------  -----------------------------
                                       2007        2006            2007        2006
                                    ----------  ----------      ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $   10,998  $  (16,726)     $  (31,396) $  (36,498)
   Net realized gains (losses)          88,968      77,761         216,680      78,226
   Change in unrealized gains
      (losses) on investments         (195,697)    250,476         (46,938)     42,404
                                    ----------  ----------      ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations               (95,731)    311,511         138,346      84,132
                                    ----------  ----------      ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 823       3,005           2,750       1,252
   Transfers from other funding
      options                          263,092      86,667         264,930      39,475
   Contract charges                       (297)       (355)           (280)       (315)
   Contract surrenders                (123,930)   (154,086)        (55,186)    (75,402)
   Transfers to other funding
      options                         (192,272)    (99,346)       (400,355)   (584,292)
   Other receipts (payments)            (2,966)   (172,453)        (34,549)     (1,226)
                                    ----------  ----------      ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transaction     (55,550)   (336,568)       (222,690)   (620,508)
                                    ----------  ----------      ----------  ----------
      Net increase (decrease)
         in net assets                (151,281)    (25,057)        (84,344)   (536,376)
NET ASSETS:
   Beginning of period               2,241,409   2,266,466       1,657,754   2,194,130
                                    ----------  ----------      ----------  ----------
   End of period                    $2,090,128  $2,241,409      $1,573,410  $1,657,754
                                    ==========  ==========      ==========  ==========

                                    FTVIPT TEMPLETON DEVELOPING     FTVIPT TEMPLETON
                                         MARKETS SECURITIES        FOREIGN SECURITIES
                                             SUBACCOUNT                SUBACCOUNT
                                             (CLASS 2)                  (CLASS 2)
                                    ---------------------------  ----------------------
                                          2007        2006          2007        2006
                                       ----------  ----------    ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $   10,536  $  (10,140)   $   12,656  $  (18,402)
   Net realized gains (losses)            284,451      58,765       347,472      63,579
   Change in unrealized gains
      (losses) on investments             158,784     326,163       238,420     697,954
                                       ----------  ----------    ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  453,771     374,788       598,548     743,131
                                       ----------  ----------    ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 15,557      33,649        69,935      76,702
   Transfers from other funding
      options                             136,838     223,010       147,119     267,733
   Contract charges                          (153)       (160)         (422)       (465)
   Contract surrenders                    (69,224)    (26,634)      (56,289)    (94,391)
   Transfers to other funding
      options                            (241,556)   (191,332)     (380,595)   (212,266)
   Other receipts (payments)              (19,866)         --        (3,534)     (2,443)
                                       ----------  ----------    ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transaction       (178,404)     38,533      (223,786)     34,870
                                       ----------  ----------    ----------  ----------
      Net increase (decrease)
         in net assets                    275,367     413,321       374,762     778,001
NET ASSETS:
   Beginning of period                  1,833,504   1,420,183     4,535,349   3,757,348
                                       ----------  ----------    ----------  ----------
   End of period                       $2,108,871  $1,833,504    $4,910,111  $4,535,349
                                       ==========  ==========    ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                     JANUS ASPEN GLOBAL LIFE SCIENCES  JANUS ASPEN GLOBAL TECHNOLOGY  JANUS ASPEN WORLDWIDE GROWTH
                                                SUBACCOUNT                       SUBACCOUNT                    SUBACCOUNT
                                             (SERVICE SHARES)                 (SERVICE SHARES)              (SERVICE SHARES)
                                     --------------------------------  -----------------------------  ----------------------------
                                              2007      2006                  2007      2006                  2007     2006
                                            --------  --------              --------  --------              -------  -------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)             $ (1,391) $ (1,974)             $ (1,560) $ (1,877)             $(1,062) $  (129)
   Net realized gains (losses)                28,120     9,775                 6,221     1,135                3,023      665
   Change in unrealized gains
      (losses) on investments                (12,029)   (2,004)               14,484     6,515                3,554   10,233
                                            --------  --------              --------  --------              -------  -------
      Net increase (decrease)
         in net assets resulting
         from operations                      14,700     5,797                19,145     5,773                5,515   10,769
                                            --------  --------              --------  --------              -------  -------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                        73        --                 8,692     8,620                5,757    6,659
   Transfers from other funding
      options                                    291       658                   227     2,251                8,084    1,286
   Contract charges                              (11)      (13)                  (19)      (27)                 (29)     (27)
   Contract surrenders                        (1,501)  (20,795)               (9,636)   (6,117)              (7,561)    (143)
   Transfers to other funding
      options                                (59,445)   (7,003)               (8,112)   (1,493)              (1,870)  (4,318)
   Other receipts (payments)                  (6,813)       --                (6,319)       --                   --       --
                                            --------  --------              --------  --------              -------  -------
      Net increase (decrease)
         in net assets resulting
         from contract transactions          (67,406)  (27,153)              (15,167)    3,234                4,381    3,457
                                            --------  --------              --------  --------              -------  -------
      Net increase (decrease)
         in net assets                       (52,706)  (21,356)                3,978     9,007                9,896   14,226
NET ASSETS:
   Beginning of period                        85,613   106,969               107,650    98,643               81,920   67,694
                                            --------  --------              --------  --------              -------  -------
   End of period                            $ 32,907  $ 85,613              $111,628  $107,650              $91,816  $81,920
                                            ========  ========              ========  ========              =======  =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     LMPVET AGGRESSIVE GROWTH  LMPVET AGGRESSIVE GROWTH
                                            SUBACCOUNT                SUBACCOUNT
                                             (CLASS I)                (CLASS II)
                                     ------------------------  ------------------------
                                          2007 (b)   2006           2007 (b)   2006
                                         ----------  ----          ----------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $  (12,444)  $--          $  (21,103)  $--
   Net realized gains (losses)                5,058    --               7,573    --
   Change in unrealized gains
      (losses) on investments               (36,973)   --             (66,996)   --
                                         ----------   ---          ----------   ---
      Net increase (decrease)
         in net assets resulting
         from operations                    (44,359)   --             (80,526)   --
                                         ----------   ---          ----------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                       45    --              12,770    --
   Transfers from other funding
      options                             1,055,155    --           1,806,349    --
   Contract charges                            (121)   --                (295)   --
   Contract surrenders                      (30,935)   --             (22,553)   --
   Transfers to other funding
      options                               (60,923)   --             (56,148)   --
   Other receipts (payments)                (13,415)   --             (17,379)   --
                                         ----------   ---          ----------   ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions         949,806    --           1,722,744    --
                                         ----------   ---          ----------   ---
      Net increase (decrease)
         in net assets                      905,447    --           1,642,218    --
NET ASSETS:
   Beginning of period                           --    --                  --    --
                                         ----------   ---          ----------   ---
   End of period                         $  905,447   $--          $1,642,218   $--
                                         ==========   ===          ==========   ===

                                     LMPVET APPRECIATION    LMPVET EQUITY INDEX
                                          SUBACCOUNT            SUBACCOUNT
                                          (CLASS I)             (CLASS II)
                                     -------------------  ----------------------
                                        2007 (b)  2006       2007        2006
                                        --------  ----    ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $ (1,329)  $--    $   (3,760) $   (8,294)
   Net realized gains (losses)            41,288    --       107,439      71,516
   Change in unrealized gains
      (losses) on investments            (26,938)   --       (52,151)    138,458
                                        --------   ---    ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  13,021    --        51,528     201,680
                                        --------   ---    ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                     5    --        22,464       3,669
   Transfers from other funding
      options                            503,151    --        15,140      13,605
   Contract charges                          (57)   --          (395)       (446)
   Contract surrenders                   (14,395)   --       (36,684)    (69,058)
   Transfers to other funding
      options                             (5,226)   --       (50,602)   (172,790)
   Other receipts (payments)                  --    --       (13,315)       (115)
                                        --------   ---    ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      483,478    --       (63,392)   (225,135)
                                        --------   ---    ----------  ----------
      Net increase (decrease)
         in net assets                   496,499    --       (11,864)    (23,455)
NET ASSETS:
   Beginning of period                        --    --     1,624,974   1,648,429
                                        --------   ---    ----------  ----------
   End of period                        $496,499   $--    $1,613,110  $1,624,974
                                        ========   ===    ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                     LMPVET FUNDAMENTAL VALUE     LMPVET INVESTORS     LMPVET LARGE CAP GROWTH
                                            SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                            (CLASS  I)               (CLASS I)                (CLASS I)
                                     ------------------------  ----------------------  -----------------------
                                          2007 (b)   2006         2007        2006          2007 (b)   2006
                                         ----------  ----      ----------  ----------      ----------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $   (1,520)  $--      $   (6,916) $   (1,687)     $  (14,496)  $--
   Net realized gains (losses)               52,685    --          66,493      38,899           2,430    --
   Change in unrealized gains
      (losses) on investments              (117,787)   --         (35,644)    117,837           5,112    --
                                         ----------   ---      ----------  ----------      ----------   ---
      Net increase (decrease)
         in net assets resulting
         from operations                    (66,622)   --          23,933     155,049          (6,954)   --
                                         ----------   ---      ----------  ----------      ----------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                      919    --           4,378       6,601           3,406    --
   Transfers from other funding
      options                             1,398,872    --           6,236      21,423       1,332,289    --
   Contract charges                            (124)   --            (185)       (232)           (147)   --
   Contract surrenders                      (68,667)   --         (41,943)    (44,415)        (19,014)   --
   Transfers to other funding
      options                              (106,406)   --         (83,605)    (12,159)        (25,692)   --
   Other receipts (payments)                 (1,949)   --          (1,608)         --        (158,498)   --
                                         ----------   ---      ----------  ----------      ----------   ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions       1,222,645    --        (116,727)    (28,782)      1,132,344    --
                                         ----------   ---      ----------  ----------      ----------   ---
      Net increase (decrease)
         in net assets                    1,156,023    --         (92,794)    126,267       1,125,390    --
NET ASSETS:                                      --    --       1,106,012     979,745              --    --
   Beginning of period
                                         ----------   ---      ----------  ----------      ----------   ---
   End of period                         $1,156,023   $--      $1,013,218  $1,106,012      $1,125,390   $--
                                         ==========   ===      ==========  ==========      ==========   ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                       LMPVET SMALL CAP GROWTH                                LMPVPI ALL CAP        LMPVPI ALL CAP
                                              SUBACCOUNT        LMPVET SOCIAL AWARENESS         SUBACCOUNT            SUBACCOUNT
                                              (CLASS I)                SUBACCOUNT               (CLASS I)             (CLASS II)
                                       -----------------------  -----------------------  -----------------------  -----------------
                                           2007        2006          2007     2006         2007 (a)      2006     2007 (a)    2006
                                        ----------  ----------     -------  -------      -----------  ----------  --------  -------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $  (31,496) $  (29,561)    $  (294) $  (930)     $    (3,966) $   (5,936) $   (153) $   (94)
   Net realized gains (losses)             148,232     100,159      14,199      151          302,652      65,789     3,555      794
   Change in unrealized gains
      (losses) on investments               15,143      84,407      (6,499)   5,489         (235,850)    120,784    (2,177)   1,999
                                        ----------  ----------     -------  -------      -----------  ----------  --------  -------
      Net increase (decrease)
         in net assets resulting
         from operations                   131,879     155,005       7,406    4,710           62,836     180,637     1,225    2,699
                                        ----------  ----------     -------  -------      -----------  ----------  --------  -------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  12,815      14,274          --       --            7,967      13,698     5,849    7,046
   Transfers from other funding
      options                                5,468     114,203          24    1,334            1,606     101,911        --       --
   Contract charges                           (155)       (165)         --       --               --        (181)       --       --
   Contract surrenders                     (25,001)    (68,771)     (1,333)    (767)          (2,693)    (81,106)       --       --
   Transfers to other funding
      options                              (98,642)    (74,371)     (1,338)  (1,267)      (1,377,880)    (41,640)  (29,804)      --
   Other receipts (payments)                    --          --          --       --               --          --        --       --
                                        ----------  ----------     -------  -------      -----------  ----------  --------  -------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       (105,515)    (14,830)     (2,647)    (700)      (1,371,000)     (7,318)  (23,955)   7,046
                                        ----------  ----------     -------  -------      -----------  ----------  --------  -------
      Net increase (decrease)
         in net assets                      26,364     140,175       4,759    4,010       (1,308,164)    173,319   (22,730)   9,745
NET ASSETS:
   Beginning of period                   1,643,422   1,503,247      83,290   79,280        1,308,164   1,134,845    22,730   12,985
                                        ----------  ----------     -------  -------      -----------  ----------  --------  -------
   End of period                        $1,669,786  $1,643,422     $88,049  $83,290      $        --  $1,308,164  $     --  $22,730
                                        ==========  ==========     =======  =======      ===========  ==========  ========  =======

   The accompanying notes are an integral part of these financial statements.

                                     LMPVPII GROWTH AND INCOME  LMPVPI LARGE CAP GROWTH  LMPVPII AGGRESSIVE GROWTH
                                             SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                                             (CLASS I)                 (CLASS I)                 (CLASS I)
                                     -------------------------  -----------------------  -------------------------
                                         2007 (a)    2006         2007 (a)      2006        2007 (a)      2006
                                        ---------  --------     -----------  ----------   -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $  (2,735) $ (6,788)    $    (7,280) $  (22,476)  $    (6,079) $  (17,238)
   Net realized gains (losses)            117,988    10,802         203,256       9,852       244,701      11,987
   Change in unrealized gains
      (losses) on investments             (94,379)   40,177        (143,397)     38,075      (203,534)     82,951
                                        ---------  --------     -----------  ----------   -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                   20,874    44,191          52,579      25,451        35,088      77,700
                                        ---------  --------     -----------  ----------   -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                     --    12,961          20,541       5,246         1,525     117,365
   Transfers from other funding
      options                               2,531    55,756           7,598      42,689         8,244      52,119
   Contract charges                            --       (65)             (1)       (166)           --        (136)
   Contract surrenders                     (5,297)  (11,777)        (31,084)    (63,795)         (539)    (28,331)
   Transfers to other funding
      options                            (515,406)  (33,306)     (1,324,124)   (111,252)   (1,061,599)    (31,843)
   Other receipts (payments)                  (27)       --              --          --            --          --
                                        ---------  --------     -----------  ----------   -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      (518,199)   23,569      (1,327,070)   (127,278)   (1,052,369)    109,174
                                        ---------  --------     -----------  ----------   -----------  ----------
      Net increase (decrease)
         in net assets                   (497,325)   67,760      (1,274,491)   (101,827)   (1,017,281)    186,874
NET ASSETS:
   Beginning of period                    497,325   429,565       1,274,491   1,376,318     1,017,281     830,407
                                        ---------  --------     -----------  ----------   -----------  ----------
   End of period                        $      --  $497,325     $        --  $1,274,491   $        --  $1,017,281
                                        =========  ========     ===========  ==========   ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     LMPVPII AGGRESSIVE GROWTH  LMPVET CAPITAL AND INCOME
                                             SUBACCOUNT                 SUBACCOUNT
                                             (CLASS II)                 (CLASS II)
                                     -------------------------  -------------------------
                                        2007 (a)      2006            2007 (b)  2006
                                      -----------  ----------        ---------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $    (9,026) $  (31,633)       $  (1,580)  $--
   Net realized gains (losses)            395,471      90,341           48,315    --
   Change in unrealized gains
      (losses) on investments            (334,917)     74,326          (48,350)   --
                                      -----------  ----------        ---------   ---
      Net increase (decrease)
         in net assets resulting
         from operations                   51,528     133,034           (1,615)   --
                                      -----------  ----------        ---------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  1,698          90               --    --
   Transfers from other funding
      options                              51,662      43,720          498,752    --
   Contract charges                            (4)       (339)             (31)   --
   Contract surrenders                     (6,550)    (94,494)        (156,706)   --
   Transfers to other funding
      options                          (1,604,268)   (352,585)         (36,928)   --
   Other receipts (payments)                   --     (45,509)          (8,468)   --
                                      -----------  ----------        ---------   ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (1,557,462)   (449,117)         296,619    --
                                      -----------  ----------        ---------   ---
      Net increase (decrease)
         in net assets                 (1,505,934)   (316,083)         295,004    --
NET ASSETS:
   Beginning of period                  1,505,934   1,822,017               --    --
                                      -----------  ----------        ---------   ---
   End of period                      $        --  $1,505,934        $ 295,004   $--
                                      ===========  ==========        =========   ===

                                                                    LMPVPI TOTAL RETURN
                                     LMPVIT ADJUSTABLE RATE INCOME       SUBACCOUNT
                                               SUBACCOUNT                (CLASS II)
                                     -----------------------------  -------------------
                                            2007      2006           2007 (a)    2006
                                          --------  --------        ---------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)           $ 13,937  $ 14,416        $    (100) $   (430)
   Net realized gains (losses)                (210)      181           57,134    15,305
   Change in unrealized gains
      (losses) on investments              (15,442)   (3,504)         (43,769)   28,873
                                          --------  --------        ---------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                    (1,715)   11,093           13,265    43,748
                                          --------  --------        ---------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   2,339        49               --     2,267
   Transfers from other funding
      options                               13,384    36,300           14,499   190,427
   Contract charges                            (17)      (20)              --       (40)
   Contract surrenders                     (42,848)  (14,991)          (9,657)  (21,999)
   Transfers to other funding
      options                              (10,185)   (3,286)        (498,487)  (80,729)
   Other receipts (payments)                    --        --              (22)  (48,308)
                                          --------  --------        ---------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions        (37,327)   18,052         (493,667)   41,618
                                          --------  --------        ---------  --------
      Net increase (decrease)
         in net assets                     (39,042)   29,145         (480,402)   85,366
NET ASSETS:
   Beginning of period                     508,464   479,319          480,402   395,036
                                          --------  --------        ---------  --------
   End of period                          $469,422  $508,464        $      --  $480,402
                                          ========  ========        =========  ========

   The accompanying notes are an integral part of these financial statements.

                                     LORD ABBETT GROWTH AND INCOME  LORD ABBETT MID-CAP VALUE  MIST BATTERYMARCH MID-CAP STOCK
                                               SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
                                               (CLASS VC)                   (CLASS VC)                    (CLASS A)
                                     -----------------------------  -------------------------  -------------------------------
                                          2007 (a)      2006           2007 (a)      2006              2007     2006 (c)
                                        -----------  ----------      -----------  ----------         --------  ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $    (9,433) $   (9,710)     $   (14,011) $  (30,679)        $(10,263) $  (8,437)
   Net realized gains (losses)              289,186      74,355          476,119     212,189           77,472    (12,281)
   Change in unrealized gains
      (losses) on investments              (222,660)    150,953         (233,411)     38,111          (41,289)   (23,509)
                                        -----------  ----------      -----------  ----------         --------  ---------
      Net increase (decrease)
         in net assets resulting
         from operations                     57,093     215,598          228,697     219,621           25,920    (44,227)
                                        -----------  ----------      -----------  ----------         --------  ---------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   10,066      23,795           12,584      16,254            3,335     11,244
   Transfers from other funding
      options                                 7,846      52,490           19,609     178,118           62,413    800,549
   Contract charges                              --        (124)              (1)       (154)             (70)      (114)
   Contract surrenders                      (52,319)    (46,897)         (42,993)   (124,082)         (16,639)   (19,775)
   Transfers to other funding
      options                            (1,607,118)    (65,197)      (2,512,728)   (135,583)         (49,919)  (117,055)
   Other receipts (payments)                     --     (49,469)          (1,953)    (21,345)              --         --
                                        -----------  ----------      -----------  ----------         --------  ---------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      (1,641,525)    (85,402)      (2,525,482)    (86,792)            (880)   674,849
                                        -----------  ----------      -----------  ----------         --------  ---------
      Net increase (decrease)
         in net assets                   (1,584,432)    130,196       (2,296,785)    132,829           25,040    630,622
NET ASSETS:
   Beginning of period                    1,584,432   1,454,236        2,296,785   2,163,956          630,622         --
                                        -----------  ----------      -----------  ----------         --------  ---------
   End of period                        $        --  $1,584,432      $        --  $2,296,785         $655,662  $ 630,622
                                        ===========  ==========      ===========  ==========         ========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     MIST BLACKROCK HIGH YIELD  MIST BLACKROCK LARGE-CAP CORE
                                            SUBACCOUNT                    SUBACCOUNT
                                            (CLASS A)                     (CLASS E)
                                     -------------------------  -----------------------------
                                         2007      2006 (c)             2007 (b)  2006
                                      ----------  ----------            --------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   97,818  $  (16,024)           $ (7,766)  $--
   Net realized gains (losses)             5,177       5,054                 438    --
   Change in unrealized gains
      (losses) on investments            (97,315)     77,065               5,407    --
                                      ----------  ----------            --------   ---
      Net increase (decrease)
         in net assets resulting
         from operations                   5,680      66,095              (1,921)   --
                                      ----------  ----------            --------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                23,077       8,774                  --    --
   Transfers from other funding
      options                            423,145   1,376,295             570,605    --
   Contract charges                         (101)       (113)                (65)   --
   Contract surrenders                   (96,008)    (90,392)            (22,666)   --
   Transfers to other funding
      options                           (369,666)    (92,308)               (845)   --
   Other receipts (payments)              (1,454)     (5,713)                 --    --
                                      ----------  ----------            --------   ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions      (21,007)  1,196,543             547,029    --
                                      ----------  ----------            --------   ---
      Net increase (decrease)
         in net assets                   (15,327)  1,262,638             545,108    --
NET ASSETS:
   Beginning of period                 1,262,638          --                  --    --
                                      ----------  ----------            --------   ---
   End of period                      $1,247,311  $1,262,638            $545,108   $--
                                      ==========  ==========            ========   ===


                                     MIST BLACKROCK LARGE-CAP CORE  MIST DREMAN SMALL-CAP VALUE
                                               SUBACCOUNT                    SUBACCOUNT
                                               (CLASS A)                     (CLASS A)
                                     -----------------------------  ---------------------------
                                          2007 (a)   2006 (c)             2007   2006 (c)
                                         ---------  ---------           -------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $     166  $  (8,688)          $  (393)  $    (3)
   Net realized gains (losses)              62,609     (4,368)              430        27
   Change in unrealized gains
      (losses) on investments              (38,182)    38,182              (437)    1,051
                                         ---------  ---------           -------   -------
      Net increase (decrease)
         in net assets resulting
         from operations                    24,593     25,126              (400)    1,075
                                         ---------  ---------           -------   -------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                     483        500                --        --
   Transfers from other funding
      options                                  206    757,303            17,987     9,191
   Contract charges                             (2)       (79)               (5)       --
   Contract surrenders                     (40,109)  (186,506)             (817)       --
   Transfers to other funding
      options                             (567,775)   (13,740)           (3,182)       --
   Other receipts (payments)                    --         --                --        --
                                         ---------  ---------           -------   -------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       (607,197)   557,478            13,983     9,191
                                         ---------  ---------           -------   -------
      Net increase (decrease)
         in net assets                    (582,604)   582,604            13,583    10,266
NET ASSETS:
   Beginning of period                     582,604         --            10,266        --
                                         ---------  ---------           -------   -------
   End of period                         $      --  $ 582,604           $23,849   $10,266
                                         =========  =========           =======   =======

   The accompanying notes are an integral part of these financial statements.

                                     MIST HARRIS OAKMARK
                                        INTERNATIONAL     MIST JANUS FORTY    MIST LAZARD MID-CAP
                                          SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
                                          (CLASS A)            (CLASS A)           (CLASS B)
                                     -------------------  ------------------  -------------------
                                        2007    2006 (c)    2007    2006 (c)       2007   2006
                                     ---------  --------  --------  --------     -------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (8,320) $ (9,809) $(11,439) $ (7,883)    $   (12)  $--
   Net realized gains (losses)          86,398       325   127,595    (4,184)       (110)   --
   Change in unrealized gains
      (losses) on investments         (103,353)   91,330    70,493    23,862          --    --
                                     ---------  --------  --------  --------     -------   ---
      Net increase (decrease)
         in net assets resulting
         from operations               (25,275)   81,846   186,649    11,795        (122)   --
                                     ---------  --------  --------  --------     -------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              13,051    10,110    20,893     1,201          --    --
   Transfers from other funding
      options                          120,873   877,790    73,617   747,325       2,616    --
   Contract charges                       (131)     (142)     (122)     (128)         (4)   --
   Contract surrenders                 (38,789)  (31,340)  (69,479)  (30,653)     (2,455)   --
   Transfers to other funding
      options                         (113,800)  (15,537)  (72,582)  (58,893)        (35)   --
   Other receipts (payments)           (16,701)       --        --        --          --    --
                                     ---------  --------  --------  --------     -------   ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (35,497)  840,881   (47,673)  658,852         122    --
                                     ---------  --------  --------  --------     -------   ---
      Net increase (decrease)
         in net assets                 (60,772)  922,727   138,976   670,647          --    --
NET ASSETS:
   Beginning of period                 922,727        --   670,647        --          --    --
                                     ---------  --------  --------  --------     -------   ---
   End of period                     $ 861,955  $922,727  $809,623  $670,647     $    --   $--
                                     =========  ========  ========  ========     =======   ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     MIST LEGG MASON PARTNERS     MIST LORD ABBETT
                                          MANAGED ASSETS           BOND DEBENTURE
                                            SUBACCOUNT               SUBACCOUNT
                                             (CLASS A)                (CLASS A)
                                     ------------------------  ----------------------
                                           2007   2006 (c)        2007      2006 (c)
                                         -------  --------     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $   184   $  (658)    $   62,502  $  (20,138)
   Net realized gains (losses)             4,731        13         30,457       1,074
   Change in unrealized gains
      (losses) on investments             (2,706)    3,609        (10,601)     91,269
                                         -------   -------     ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                   2,209     2,964         82,358      72,205
                                         -------   -------     ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                25,139     5,000         32,030      14,553
   Transfers from other funding
      options                                 --    46,771        131,838   1,635,248
   Contract charges                          (30)      (30)          (186)       (197)
   Contract surrenders                      (588)     (389)      (137,663)    (48,314)
   Transfers to other funding
      options                                 --        --       (318,522)    (32,879)
   Other receipts (payments)                  --        --        (18,053)         --
                                         -------   -------     ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       24,521    51,352       (310,556)  1,568,411
                                         -------   -------     ----------  ----------
      Net increase (decrease)
         in net assets                    26,730    54,316       (228,198)  1,640,616
NET ASSETS:
   Beginning of period                    54,316        --      1,640,616          --
                                         -------   -------     ----------  ----------
   End of period                         $81,046   $54,316     $1,412,418  $1,640,616
                                         =======   =======     ==========  ==========


                                        MIST LORD ABBETT       MIST LORD ABBETT
                                        GROWTH AND INCOME        MID-CAP VALUE
                                           SUBACCOUNT             SUBACCOUNT
                                            (CLASS B)              (CLASS B)
                                     ----------------------  --------------------
                                        2007      2006 (c)      2007     2006 (c)
                                     ----------  ----------  ----------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (38,186) $  (35,566) $  (29,405)  $   (83)
   Net realized gains (losses)          194,828      10,314      (8,433)        5
   Change in unrealized gains
      (losses) on investments          (106,022)    286,131    (204,203)    1,639
                                     ----------  ----------  ----------   -------
      Net increase (decrease)
         in net assets resulting
         from operations                 50,620     260,879    (242,041)    1,561
                                     ----------  ----------  ----------   -------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               29,088      10,000       6,639        --
   Transfers from other funding
      options                         1,654,349   3,659,183   2,685,027    19,117
   Contract charges                        (278)       (186)       (141)       --
   Contract surrenders                 (123,708)    (28,715)   (108,585)       --
   Transfers to other funding
      options                          (478,933)   (285,449)   (274,272)      (11)
   Other receipts (payments)            (16,774)    (32,874)     (7,265)       --
                                     ----------  ----------  ----------   -------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   1,063,744   3,321,959   2,301,403    19,106
                                     ----------  ----------  ----------   -------
      Net increase (decrease)
         in net assets                1,114,364   3,582,838   2,059,362    20,667
NET ASSETS:
   Beginning of period                3,582,838          --      20,667        --
                                     ----------  ----------  ----------   -------
   End of period                     $4,697,202  $3,582,838  $2,080,029   $20,667
                                     ==========  ==========  ==========   =======

   The accompanying notes are an integral part of these financial statements.

                                        MIST MET/AIM           MIST MET/AIM         MIST MET/AIM
                                     CAPITAL APPRECIATION  CAPITAL APPRECIATION   SMALL CAP GROWTH
                                          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           (CLASS A)             (CLASS E)            (CLASS A)
                                     --------------------  --------------------  -----------------
                                        2007     2006 (c)     2007 (b)   2006      2007   2006 (c)
                                     ---------  ---------    ----------  ----    -------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $(11,996) $ (6,532)    $  (14,530)  $--    $  (203) $  (17)
   Net realized gains (losses)            (727)   71,143          2,996    --        138      23
   Change in unrealized gains
      (losses) on investments           69,774   (73,474)        46,189    --        331      74
                                      --------  --------     ----------   ---    -------  ------
      Net increase (decrease)
         in net assets resulting
         from operations                57,051    (8,863)        34,655    --        266      80
                                      --------  --------     ----------   ---    -------  ------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              11,762     7,822            876    --         --      --
   Transfers from other funding
      options                           88,786   599,799      1,198,388    --     28,242   2,128
   Contract charges                        (81)      (76)          (185)   --         (5)     --
   Contract surrenders                  (3,142)   (6,882)       (23,721)   --         --      --
   Transfers to other funding
      options                          (15,740)     (253)       (47,375)   --     (3,316)     --
   Other receipts (payments)                --        --             --    --         --      --
                                      --------  --------     ----------   ---    -------  ------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     81,585   600,410      1,127,983    --     24,921   2,128
                                      --------  --------     ----------   ---    -------  ------
      Net increase (decrease)
         in net assets                 138,636   591,547      1,162,638    --     25,187   2,208
NET ASSETS:
   Beginning of period                 591,547        --             --    --      2,208      --
                                      --------  --------     ----------   ---    -------  ------
   End of period                      $730,183  $591,547     $1,162,638   $--    $27,395  $2,208
                                      ========  ========     ==========   ===    =======  ======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     MIST MFS RESEARCH INTERNATIONAL    MIST MFS VALUE
                                                SUBACCOUNT                SUBACCOUNT
                                                (CLASS B)                  (CLASS A)
                                     -------------------------------  ------------------
                                              2007 (b)  2006             2007    2006 (c)
                                              --------  -----          --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)                $ (3,132) $--          $ (8,543) $    250
   Net realized gains (losses)                      409   --            13,573    18,833
   Change in unrealized gains
      (losses) on investments                    12,522   --            16,199    21,613
                                               --------  ---          --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                          9,799   --            21,229    40,696
                                               --------  ---          --------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                          160   --               341    25,944
   Transfers from other funding
      options                                   282,611   --           230,581   382,323
   Contract charges                                 (43)  --               (56)      (88)
   Contract surrenders                               --   --           (16,991)   (7,056)
   Transfers to other funding
      options                                   (12,234)  --           (38,197)  (33,121)
   Other receipts (payments)                         --   --                --        --
                                               --------  ---          --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions             270,494   --           175,678   368,002
                                               --------  ---          --------  --------
      Net increase (decrease)
         in net assets                          280,293   --           196,907   408,698
NET ASSETS:
   Beginning of period                               --   --           408,698        --
                                               --------  ---          --------  --------
   End of period                               $280,293  $--          $605,605  $408,698
                                               ========  ===          ========  ========


                                      MIST NEUBERGER BERMAN      MIST OPPENHEIMER
                                           REAL ESTATE         CAPITAL APPRECIATION
                                           SUBACCOUNT               SUBACCOUNT
                                            (CLASS A)               (CLASS B)
                                     ----------------------  -----------------------
                                        2007      2006 (c)      2007      2006 (c)
                                     ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (16,390) $  (27,940) $  (19,981) $   (15,642)
   Net realized gains (losses)          209,633      35,405      83,799      (90,754)
   Change in unrealized gains
      (losses) on investments          (554,865)    434,168      61,311       27,138
                                     ----------  ----------  ----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations               (361,622)    441,633     125,129      (79,258)
                                     ----------  ----------  ----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               41,498      50,748         400          750
   Transfers from other funding
      options                           112,861   2,165,107       2,508    2,257,698
   Contract charges                        (295)       (367)        (81)         (82)
   Contract surrenders                  (58,566)   (144,180)    (47,281)     (60,992)
   Transfers to other funding
      options                          (280,802)   (155,564)   (176,647)  (1,026,049)
   Other receipts (payments)             (9,636)     (3,096)         --           --
                                     ----------  ----------  ----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (194,940)  1,912,648    (221,101)   1,171,325
                                     ----------  ----------  ----------  -----------
      Net increase (decrease)
         in net assets                 (556,562)  2,354,281     (95,972)   1,092,067
NET ASSETS:
   Beginning of period                2,354,281          --   1,092,067           --
                                     ----------  ----------  ----------  -----------
   End of period                     $1,797,719  $2,354,281  $  996,095  $ 1,092,067
                                     ==========  ==========  ==========  ===========

   The accompanying notes are an integral part of these financial statements.

                                     MIST PIMCO INFLATION
                                        PROTECTED BOND      MIST PIONEER FUND  MIST PIONEER MID-CAP VALUE
                                          SUBACCOUNT           SUBACCOUNT              SUBACCOUNT
                                         (CLASS A) (b)          (CLASS A)               (CLASS A)
                                     --------------------  ------------------  --------------------------
                                      2007 (b)     2006      2007    2006 (c)      2007 (a)  2006 (c)
                                     ----------  --------  --------  --------      --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (23,155)   $--     $ (1,280) $ (1,361)     $    (34) $  (122)
   Net realized gains (losses)            4,022     --          729       (21)        1,412      184
   Change in unrealized gains
      (losses) on investments           129,776     --        3,574     8,693          (592)     591
                                     ----------    ---     --------  --------      --------  -------
      Net increase (decrease)
         in net assets resulting
         from operations                110,643     --        3,023     7,311           786      653
                                     ----------    ---     --------  --------      --------  -------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                5,995     --          953        --            --       --
   Transfers from other funding
      options                         2,097,377     --        9,402   107,550            16   12,822
   Contract charges                        (269)    --          (10)      (10)           --       (4)
   Contract surrenders                  (46,004)    --       (1,532)   (1,387)           --       --
   Transfers to other funding
      options                          (219,660)    --       (2,505)   (3,626)      (14,222)     (51)
   Other receipts (payments)            (18,820)    --           --        --            --       --
                                     ----------    ---     --------  --------      --------  -------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   1,818,619     --        6,308   102,527       (14,206)  12,767
                                     ----------    ---     --------  --------      --------  -------
      Net increase (decrease)
         in net assets                1,929,262     --        9,331   109,838       (13,420)  13,420
NET ASSETS:
   Beginning of period                       --     --      109,838        --        13,420       --
                                     ----------    ---     --------  --------      --------  -------
   End of period                     $1,929,262    $--     $119,169  $109,838      $     --  $13,420
                                     ==========    ===     ========  ========      ========  =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                       MIST THIRD AVENUE
                                     MIST PIONEER STRATEGIC INCOME      SMALL CAP VALUE
                                              SUBACCOUNT                  SUBACCOUNT
                                              (CLASS A)                    (CLASS B)
                                    ------------------------------  ----------------------
                                            2007    2006 (c)           2007      2006 (c)
                                          --------  --------        ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)
   Net realized gains (losses)            $ (6,079) $ 15,024        $  (29,190) $  (12,116)
   Change in unrealized gains                1,004     2,616           119,322       2,422
      (losses) on investments
                                            27,332      (686)         (291,016)     57,631
      Net increase (decrease)             --------  --------        ----------  ----------
         in net assets resulting
         from operations
                                            22,257    16,954          (200,884)     47,937
CONTRACT TRANSACTIONS:                    --------  --------        ----------  ----------
   Purchase payments received
      from contract owners
   Transfers from other funding             23,086     6,044             7,134          63
      options
   Contract charges                         78,123   519,552         1,423,474   2,138,862
   Contract surrenders                         (34)      (31)             (308)        (33)
   Transfers to other funding              (20,675)   (7,460)         (180,665)    (10,656)
      options
   Other receipts (payments)               (21,871)  (74,501)         (435,581)   (100,839)
                                                --        --           (16,945)        (10)
      Net increase (decrease)             --------  --------        ----------  ----------
         in net assets resulting
         from contract transactions
                                            58,629   443,604           797,109   2,027,387
      Net increase (decrease)             --------  --------        ----------  ----------
         in net assets                      80,886   460,558           596,225   2,075,324
NET ASSETS:
   Beginning of period                     460,558        --         2,075,324          --
                                          --------  --------        ----------  ----------
   End of period                          $541,444  $460,558        $2,671,549  $2,075,324
                                          ========  ========        ==========  ==========

                                        MSF BLACKROCK         MSF BLACKROCK
                                      AGGRESSIVE GROWTH        BOND INCOME
                                         SUBACCOUNT            SUBACCOUNT
                                          (CLASS D)             (CLASS A)
                                     ------------------  ----------------------
                                       2007    2006 (c)     2007      2006 (c)
                                     --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)
   Net realized gains (losses)       $(13,035) $ (8,312) $   24,335  $  (18,529)
   Change in unrealized gains           9,207    (1,502)     13,739       2,463
      (losses) on investments
                                      123,202    (8,319)     23,948      73,617
      Net increase (decrease)        --------  --------  ----------  ----------
         in net assets resulting
         from operations
                                      119,374   (18,133)     62,022      57,551
CONTRACT TRANSACTIONS:               --------  --------  ----------  ----------
   Purchase payments received
      from contract owners
   Transfers from other funding         6,114     5,477      11,137      25,259
      options
   Contract charges                    72,458   725,715      81,833   1,588,272
   Contract surrenders                   (146)     (148)       (272)       (351)
   Transfers to other funding         (50,887)  (11,924)   (200,388)    (95,163)
      options
   Other receipts (payments)          (65,143)   (7,322)   (121,306)    (19,232)
                                           --        --        (339)         --
      Net increase (decrease)        --------  --------  ----------  ----------
         in net assets resulting
         from contract transactions
                                      (37,604)  711,798    (229,335)  1,498,785
      Net increase (decrease)        --------  --------  ----------  ----------
         in net assets                 81,770   693,665    (167,313)  1,556,336
NET ASSETS:
   Beginning of period                693,665        --   1,556,336          --
                                     --------  --------  ----------  ----------
   End of period                     $775,435  $693,665  $1,389,023  $1,556,336
                                     ========  ========  ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                     MSF BLACKROCK MONEY MARKET   MSF FI LARGE CAP    MSF FI VALUE LEADERS
                                             SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                              (CLASS A)               (CLASS A)             (CLASS D)
                                     --------------------------  ------------------  ----------------------
                                          2007      2006 (c)       2007    2006 (c)     2007      2006 (c)
                                       ----------  ----------    --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $   78,061  $   35,295    $ (8,957) $ (6,914) $  (19,067) $  (23,201)
   Net realized gains (losses)                 --          --      36,212    (5,699)    177,422      (2,352)
   Change in unrealized gains
      (losses) on investments                  --          --     (17,273)   14,631    (115,853)     72,148
                                       ----------  ----------    --------  --------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                   78,061      35,295       9,982     2,018      42,502      46,595
                                       ----------  ----------    --------  --------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  6,780      65,470      13,998       344      46,804      24,936
   Transfers from other funding
      options                           2,632,824   2,750,823         575   663,472      49,171   1,996,104
   Contract charges                          (307)       (376)       (164)     (181)       (199)       (226)
   Contract surrenders                   (498,622)    (89,348)    (21,461)  (62,648)    (60,638)    (65,634)
   Transfers to other funding
      options                            (504,004)   (391,626)    (25,681)  (55,497)   (127,930)    (41,916)
   Other receipts (payments)                    1    (674,995)         --        --     (13,148)     (5,627)
                                       ----------  ----------    --------  --------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     1,636,672   1,659,948     (32,733)  545,490    (105,940)  1,907,637
                                       ----------  ----------    --------  --------  ----------  ----------
      Net increase (decrease)
         in net assets                  1,714,733   1,695,243     (22,751)  547,508     (63,438)  1,954,232
NET ASSETS:
   Beginning of period                  1,695,243          --     547,508        --   1,954,232          --
                                       ----------  ----------    --------  --------  ----------  ----------
   End of period                       $3,409,976  $1,695,243    $524,757  $547,508  $1,890,794  $1,954,232
                                       ==========  ==========    ========  ========  ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                          MSF METLIFE       MSF METLIFE CONSERVATIVE TO
                                     AGGRESSIVE ALLOCATION      MODERATE ALLOCATION
                                           SUBACCOUNT                SUBACCOUNT
                                           (CLASS B)                 (CLASS B)
                                     ---------------------  ---------------------------
                                        2007    2006 (c)           2007    2006 (c)
                                       -------  --------         --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $  (355) $  (178)         $ (2,198) $  (900)
   Net realized gains (losses)              92        4               640       64
   Change in unrealized gains
      (losses) on investments              533    1,800             3,809    4,862
                                       -------  -------          --------  -------
      Net increase (decrease)
         in net assets resulting
         from operations                   270    1,626             2,251    4,026
                                       -------  -------          --------  -------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  --    9,000                --    4,555
   Transfers from other funding
      options                               --    8,749            69,684   85,887
   Contract charges                        (55)     (48)              (30)     (30)
   Contract surrenders                      --       --            (5,781)  (4,543)
   Transfers to other funding
      options                               --       --              (101)      --
   Other receipts (payments)                --       --                --       --
                                       -------  -------          --------  -------
      Net increase (decrease)
         in net assets resulting
         from contract transactions        (55)  17,701            63,772   85,869
                                       -------  -------          --------  -------
      Net increase (decrease)              215   19,327            66,023   89,895
         in net assets
NET ASSETS:                             19,327       --            89,895       --
   Beginning of period                 -------  -------          --------  -------
                                       $19,542  $19,327          $155,918  $89,895
   End of period                       =======  =======          ========  =======

                                         MSF METLIFE      MSF METLIFE MODERATE TO
                                     MODERATE ALLOCATION   AGGRESSIVE ALLOCATION
                                          SUBACCOUNT             SUBACCOUNT
                                          (CLASS B)              (CLASS B)
                                     -------------------  -----------------------
                                        2007    2006 (c)       2007    2006 (c)
                                     ---------  --------    ---------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (8,041) $ (3,598)   $ (11,076) $ (7,795)
   Net realized gains (losses)          10,482     1,562       37,739        (5)
   Change in unrealized gains
      (losses) on investments            9,068    20,320       (4,055)   42,437
                                     ---------  --------    ---------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                11,509    18,284       22,608    34,637
                                     ---------  --------    ---------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              46,359    66,512           --    22,235
   Transfers from other funding
      options                          212,139   250,303      195,960   615,310
   Contract charges                         --        --         (131)      (34)
   Contract surrenders                (115,659)   (1,786)    (267,575)       --
   Transfers to other funding
      options                               --   (40,607)     (45,669)     (121)
   Other receipts (payments)                --        --           --        --
                                     ---------  --------    ---------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    142,839   274,422     (117,415)  637,390
                                     ---------  --------    ---------  --------
      Net increase (decrease)
         in net assets                 154,348   292,706      (94,807)  672,027
NET ASSETS:
   Beginning of period                 292,706        --      672,027        --
                                     ---------  --------    ---------  --------
   End of period                     $ 447,054  $292,706    $ 577,220  $672,027
                                     =========  ========    =========  ========

   The accompanying notes are an integral part of these financial statements.

                                                                                        MSF OPPENHEIMER
                                     MSF MFS TOTAL RETURN    MSF MFS TOTAL RETURN        GLOBAL EQUITY
                                          SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                           (CLASS B)              (CLASS F)                (CLASS B)
                                     --------------------  -----------------------  ----------------------
                                        2007 (b)  2006        2007       2006 (c)      2007      2006 (c)
                                        --------  ----     ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:                        $ (1,150)  $--     $    9,808  $   (78,174) $  (54,837) $  (64,676)
   Net investment income (loss)               21    --        257,119       15,093     151,195      (6,070)
   Net realized gains (losses)
   Change in unrealized gains
      (losses) on investments              1,683    --       (121,455)     443,558     141,369     357,065
                                        --------   ---     ----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                     554    --        145,472      380,477     237,727     286,319
                                        --------   ---     ----------  -----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    --    --         33,199       24,630      17,003      33,289
   Transfers from other funding
      options                            189,117    --        326,673    7,020,738     248,747   5,645,870
   Contract charges                          (12)   --         (1,145)      (1,236)       (445)       (484)
   Contract surrenders                      (281)   --       (562,522)  (1,234,009)   (240,157)   (103,539)
   Transfers to other funding
      options                                 --    --        (94,761)    (113,976)   (385,748)   (163,499)
   Other receipts (payments)                  --    --        (15,710)    (103,476)    (12,175)         --
                                        --------   ---     ----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      188,824    --       (314,266)   5,592,671    (372,775)  5,411,637
                                        --------   ---     ----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets                   189,378    --       (168,794)   5,973,148    (135,048)  5,697,956
NET ASSETS:
   Beginning of period                        --    --      5,973,148           --   5,697,956          --
                                        --------   ---     ----------  -----------  ----------  ----------
   End of period                        $189,378   $--     $5,804,354  $ 5,973,148  $5,562,908  $5,697,956
                                        ========   ===     ==========  ===========  ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                      MSF T. ROWE PRICE  MSF WESTERN ASSET MANAGEMENT
                                      LARGE CAP GROWTH         HIGH YIELD BOND
                                         SUBACCOUNT               SUBACCOUNT
                                          (CLASS B)                (CLASS A)
                                     ------------------  ----------------------------
                                       2007    2006 (c)       2007 (a)  2006 (c)
                                     --------  --------      ---------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ (2,605) $ (1,801)     $  37,222  $ (4,675)
   Net realized gains (losses)          4,001       501          2,596     2,460
   Change in unrealized gains
      (losses) on investments           9,083    10,743        (25,477)   25,478
                                     --------  --------      ---------  --------
      Net increase (decrease)
         in net assets resulting
         from operations               10,479     9,443         14,341    23,263
                                     --------  --------      ---------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                755       300             --        --
   Transfers from other funding
      options                          24,763   146,108             92   403,679
   Contract charges                       (25)      (32)            --        (6)
   Contract surrenders                 (5,092)  (13,772)          (248)   (1,782)
   Transfers to other funding
      options                         (15,091)   (3,510)      (397,054)  (42,277)
   Other receipts (payments)               --        --             (8)       --
                                     --------  --------      ---------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     5,310   129,094       (397,218)  359,614
                                     --------  --------      ---------  --------
      Net increase (decrease)          15,789   138,537       (382,877)  382,877
         in net assets
NET ASSETS:                           138,537        --        382,877        --
   Beginning of period               --------  --------      ---------  --------
                                     $154,326  $138,537      $      --  $382,877
   End of period                     ========  ========      =========  ========

                                     MSF WESTERN ASSET MANAGEMENT
                                            U.S. GOVERNMENT         PIMCO VIT REAL RETURN
                                              SUBACCOUNT                  SUBACCOUNT
                                               (CLASS A)           (ADMINISTRATIVE CLASS)
                                     ----------------------------  -----------------------
                                            2007     2006 (c)        2007 (a)      2006
                                          ---------  --------      -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)           $     389  $(1,111)      $    18,473  $   50,325
   Net realized gains (losses)                1,593       37           (96,120)     45,482
   Change in unrealized gains
      (losses) on investments                 2,041    4,214           115,790    (117,511)
                                          ---------  -------       -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                      4,023    3,140            38,143     (21,704)
                                          ---------  -------       -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                       --       --             3,910      23,081
   Transfers from other funding
      options                               292,837   97,625            38,307     114,066
   Contract charges                             (19)     (20)               (2)       (325)
   Contract surrenders                     (152,897)      --           (49,094)   (215,276)
   Transfers to other funding
      options                                (6,042)    (866)       (1,952,202)   (143,178)
   Other receipts (payments)                     --       --                --     (11,872)
                                          ---------  -------       -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions         133,879   96,739        (1,959,081)   (233,504)
                                          ---------  -------       -----------  ----------
      Net increase (decrease)
         in net assets                      137,902   99,879        (1,920,938)   (255,208)
NET ASSETS:
   Beginning of period                       99,879       --         1,920,938   2,176,146
                                          ---------  -------       -----------  ----------
   End of period                          $ 237,781  $99,879       $        --  $1,920,938
                                          =========  =======       ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                                     PIMCO VIT TOTAL RETURN  PIONEER AMERICA INCOME VCT  PIONEER BOND VCT
                                           SUBACCOUNT                SUBACCOUNT             SUBACCOUNT
                                     (ADMINISTRATIVE CLASS)          (CLASS II)             (CLASS II)
                                     ----------------------  --------------------------  ----------------
                                        2007        2006         2007 (d)      2006       2007 (e)   2006
                                     ----------  ----------    -----------  ----------   ----------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  137,566  $  123,346    $    23,736  $   26,291   $    3,905   $--
   Net realized gains (losses)          (14,511)     12,000        (16,956)     (7,013)         124    --
   Change in unrealized gains
      (losses) on investments           182,999     (41,254)        29,058      (6,057)       7,259    --
                                     ----------  ----------    -----------  ----------   ----------   ---
      Net increase (decrease)
         in net assets resulting
         from operations                306,054      94,092         35,838      13,221       11,288    --
                                     ----------  ----------    -----------  ----------   ----------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               39,398      25,330         17,396         915           60    --
   Transfers from other funding
      options                           344,080     350,634         41,389      78,303    1,006,575    --
   Contract charges                        (631)       (768)           (87)        (86)          --    --
   Contract surrenders                 (234,177)   (165,725)       (22,198)    (39,895)      (2,599)   --
   Transfers to other funding
      options                          (463,949)   (331,426)    (1,080,964)   (305,602)     (22,131)   --
   Other receipts (payments)             (6,220)    (15,722)            --          --           --    --
                                     ----------  ----------    -----------  ----------   ----------   ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (321,499)   (137,677)    (1,044,464)   (266,365)     981,905    --
                                     ----------  ----------    -----------  ----------   ----------   ---
      Net increase (decrease)
         in net assets                  (15,445)    (43,585)    (1,008,626)   (253,144)     993,193    --
NET ASSETS:
   Beginning of period                4,615,247   4,658,832      1,008,626   1,261,770           --    --
                                     ----------  ----------    -----------  ----------   ----------   ---
   End of period                     $4,599,802  $4,615,247    $        --  $1,008,626   $  993,193   $--
                                     ==========  ==========    ===========  ==========   ==========   ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     PIONEER CULLEN VALUE VCT  PIONEER EMERGING MARKETS VCT
                                            SUBACCOUNT                  SUBACCOUNT
                                            (CLASS II)                  (CLASS II)
                                     ------------------------  ----------------------------
                                         2007        2006            2007        2006
                                      ----------  ----------      ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $  (13,801) $  (11,253)     $  (14,855) $  (14,379)
   Net realized gains (losses)             5,968       4,037         189,618     232,674
   Change in unrealized gains
      (losses) on investments             64,588     140,665         168,603      35,249
                                      ----------  ----------      ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  56,755     133,449         343,366     253,544
                                      ----------  ----------      ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                17,973     138,387         110,684       6,851
   Transfers from other funding
      options                             75,482     815,993          83,897      73,041
   Contract charges                          (58)        (49)           (223)       (231)
   Contract surrenders                   (14,688)    (22,220)         (9,717)    (29,188)
   Transfers to other funding
      options                             (1,691)     (1,824)       (204,897)   (318,922)
   Other receipts (payments)                  --          --          (2,415)   (162,499)
                                      ----------  ----------      ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       77,018     930,287         (22,671)   (430,948)
                                      ----------  ----------      ----------  ----------
      Net increase (decrease)
         in net assets                   133,773   1,063,736         320,695    (177,404)
NET ASSETS:
   Beginning of period                 1,269,185     205,449         882,083   1,059,487
                                      ----------  ----------      ----------  ----------
   End of period                      $1,402,958  $1,269,185      $1,202,778  $  882,083
                                      ==========  ==========      ==========  ==========

                                     PIONEER EQUITY INCOME VCT  PIONEER EQUITY OPPORTUNITY VCT
                                              SUBACCOUNT                  SUBACCOUNT
                                              (CLASS II)                  (CLASS II)
                                     -------------------------  ------------------------------
                                          2007        2006              2007 (d)  2006
                                       ----------  ----------           --------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $   10,952  $   10,007           $   (115)  $--
   Net realized gains (losses)            107,736     131,768             (1,572)   --
   Change in unrealized gains
      (losses) on investments            (151,064)    237,405                 --    --
                                       ----------  ----------           --------   ---
      Net increase (decrease)
         in net assets resulting
         from operations                  (32,376)    379,180             (1,687)   --
                                       ----------  ----------           --------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 40,202       5,461                  5    --
   Transfers from other funding
      options                             237,503      98,457             39,181    --
   Contract charges                          (207)       (274)                (3)   --
   Contract surrenders                    (70,895)    (51,413)                --    --
   Transfers to other funding
      options                             (48,568)   (180,411)           (37,496)   --
   Other receipts (payments)              (32,494)   (298,663)                --    --
                                       ----------  ----------           --------   ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions       125,541    (426,843)             1,687    --
                                       ----------  ----------           --------   ---
      Net increase (decrease)
         in net assets                     93,165     (47,663)                --    --
NET ASSETS:
   Beginning of period                  2,086,276   2,133,939                 --    --
                                       ----------  ----------           --------   ---
   End of period                       $2,179,441  $2,086,276           $     --   $--
                                       ==========  ==========           ========   ===

   The accompanying notes are an integral part of these financial statements.

                                        PIONEER FUND VCT     PIONEER GLOBAL HIGH YIELD VCT  PIONEER HIGH YIELD VCT
                                           SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT
                                           (CLASS II)                  (CLASS II)                 (CLASS II)
                                     ----------------------  -----------------------------  ----------------------
                                      2007 (e)      2006             2007      2006            2007        2006
                                     ----------  ----------        --------  -------        ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (36,460) $  (31,033)       $ 11,504  $ 2,830        $  111,596  $  140,778
   Net realized gains (losses)          146,150      73,750           3,085      368            11,384      19,746
   Change in unrealized gains
      (losses) on investments            21,376     520,291         (17,796)   1,516            16,791      77,809
                                     ----------  ----------        --------  -------        ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                131,066     563,008          (3,207)   4,714           139,771     238,333
                                     ----------  ----------        --------  -------        ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                7,641       3,041          20,506   16,673            30,004       1,245
   Transfers from other funding
      options                         3,329,611      48,680         142,067   73,987            59,178     545,314
   Contract charges                        (396)       (457)            (60)     (31)             (707)       (819)
   Contract surrenders                 (140,817)   (197,589)        (13,471)  29,247)         (469,041)   (299,368)
   Transfers to other funding
      options                          (346,310)   (162,507)         (1,514)  (5,835)         (480,190)   (554,614)
   Other receipts (payments)            (12,987)     (3,605)             --       --           (39,581)    (42,494)
                                     ----------  ----------        --------  -------        ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   2,836,742    (312,437)        147,528   55,547          (900,337)   (350,736)
                                     ----------  ----------        --------  -------        ----------  ----------
      Net increase (decrease)
         in net assets                2,967,808     250,571         144,321   60,261          (760,566)   (112,403)
NET ASSETS:
   Beginning of period                4,351,915   4,101,344          80,039   19,778         4,022,402   4,134,805
                                     ----------  ----------        --------  -------        ----------  ----------
   End of period                     $7,319,723  $4,351,915        $224,360  $80,039        $3,261,836  $4,022,402
                                     ==========  ==========        ========  =======        ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     PIONEER IBBOTSON AGGRESSIVE  PIONEER IBBOTSON GROWTH
                                            ALLOCATION VCT             ALLOCATION VCT
                                              SUBACCOUNT                 SUBACCOUNT
                                              (CLASS II)                 (CLASS II)
                                     ---------------------------  -----------------------
                                            2007       2006           2007        2006
                                         ---------  ---------      ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $ (2,410)  $  (5,946)     $  (30,115) $  (16,701)
   Net realized gains (losses)             18,709      36,575          45,139       6,040
   Change in unrealized gains
      (losses) on investments              (5,669)     18,315          15,314     105,431
                                         --------   ---------      ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                   10,630      48,944          30,338      94,770
                                         --------   ---------      ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                104,859     153,274       2,218,509     811,225
   Transfers from other funding
      options                              46,002      34,209         189,239     146,474
   Contract charges                           (90)        (70)           (504)       (127)
   Contract surrenders                    (10,783)   (280,238)        (17,573)     (3,027)
   Transfers to other funding
      options                                  --          --            (542)     (8,508)
   Other receipts (payments)                   --          --              --          --
                                         --------   ---------      ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       139,988     (92,825)      2,389,129     946,037
                                         --------   ---------      ----------  ----------
      Net increase (decrease)
         in net assets                    150,618     (43,881)      2,419,467   1,040,807
NET ASSETS:
   Beginning of period                    432,912     476,793       1,453,144     412,337
                                         --------   ---------      ----------  ----------
   End of period                         $583,530   $ 432,912      $3,872,611  $1,453,144
                                         ========   =========      ==========  ==========

                                     PIONEER IBBOTSON MODERATE
                                           ALLOCATION VCT       PIONEER INDEPENDENCE VCT
                                             SUBACCOUNT                SUBACCOUNT
                                             (CLASS II)                (CLASS II)
                                     -------------------------  ------------------------
                                          2007        2006           2007       2006
                                       ----------  ----------     ---------  ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $  (23,492) $  (13,075)    $ (11,677) $ (13,346)
   Net realized gains (losses)             50,924       7,399        27,367     15,977
   Change in unrealized gains
      (losses) on investments              47,520      69,579        19,339     33,597
                                       ----------  ----------     ---------  ---------
      Net increase (decrease)
         in net assets resulting
         from operations                   74,952      63,903        35,029     36,228
                                       ----------  ----------     ---------  ---------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                523,191     875,492         1,600        551
   Transfers from other funding
      options                             295,565   1,057,058         3,855      9,375
   Contract charges                          (302)        (37)         (116)      (155)
   Contract surrenders                    (61,250)    (16,953)      (36,534)   (46,189)
   Transfers to other funding
      options                             (92,220)    (11,106)      (69,952)  (136,583)
   Other receipts (payments)                   --          --       (17,767)        --
                                       ----------  ----------     ---------  ---------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       664,984   1,904,454      (118,914)  (173,001)
                                       ----------  ----------     ---------  ---------
      Net increase (decrease)
         in net assets                    739,936   1,968,357       (83,885)  (136,773)
NET ASSETS:
   Beginning of period                  2,148,559     180,202       648,110    784,883
                                       ----------  ----------     ---------  ---------
   End of period                       $2,888,495  $2,148,559     $ 564,225  $ 648,110
                                       ==========  ==========     =========  =========

   The accompanying notes are an integral part of these financial statements.

                                                                                                 PIONEER OAK RIDGE LARGE CAP
                                     PIONEER INTERNATIONAL VALUE VCT  PIONEER MID CAP VALUE VCT           GROWTH VCT
                                                SUBACCOUNT                    SUBACCOUNT                  SUBACCOUNT
                                                (CLASS II)                    (CLASS II)                  (CLASS II)
                                     -------------------------------  -------------------------  ---------------------------
                                             2007       2006              2007         2006             2007      2006
                                           --------  ---------         ----------  -----------       ---------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)            $(13,317) $  (9,573)        $  (26,577) $   (49,969)      $ (11,020) $(10,848)
   Net realized gains (losses)              201,184    135,631            204,030      595,982          22,490    18,170
   Change in unrealized gains
      (losses) on investments               (89,818)   (33,038)          (116,284)    (387,041)         29,526    (4,580)
                                           --------  ---------         ----------  -----------       ---------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                     98,049     93,020             61,169      158,972          40,996     2,742
                                           --------  ---------         ----------  -----------       ---------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  122,113     15,000             15,817      115,242           6,000       180
   Transfers from other funding
      options                                47,117    145,808            164,778       56,374          85,262   276,534
   Contract charges                             (76)       (29)              (180)        (213)           (169)     (167)
   Contract surrenders                      (12,726)    (2,635)           (89,121)    (100,785)        (15,210)  (87,705)
   Transfers to other funding
      options                               (57,914)  (183,012)          (116,423)  (1,248,393)       (150,462)  (65,916)
   Other receipts (payments)                  5,716   (527,160)           (18,009)     (90,440)             --    (2,404)
                                           --------  ---------         ----------  -----------       ---------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions         104,230   (552,028)           (43,138)  (1,268,215)        (74,579)  120,522
                                           --------  ---------         ----------  -----------       ---------  --------
      Net increase (decrease)
         in net assets                      202,279   (459,008)            18,031   (1,109,243)        (33,583)  123,264
NET ASSETS:
   Beginning of period                      540,739    999,747          1,960,776    3,070,019         663,575   540,311
                                           --------  ---------         ----------  -----------       ---------  --------
   End of period                           $743,018  $ 540,739         $1,978,807  $ 1,960,776       $ 629,992  $663,575
                                           ========  =========         ==========  ===========       =========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                     PIONEER SMALL AND MID CAP
                                     PIONEER REAL ESTATE SHARES VCT          GROWTH VCT
                                               SUBACCOUNT                    SUBACCOUNT
                                               (CLASS II)                    (CLASS II)
                                     ------------------------------  -------------------------
                                             2007       2006             2007 (d)    2006
                                          ---------  ---------          ---------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)           $   2,797  $   2,597          $  (3,687) $ (4,941)
   Net realized gains (losses)               95,211    147,386             80,305     9,765
   Change in unrealized gains
      (losses) on investments              (207,181)    57,528            (34,703)   14,481
                                          ---------  ---------          ---------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                   (109,173)   207,511             41,915    19,305
                                          ---------  ---------          ---------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    2,504      1,386                 --        45
   Transfers from other funding
      options                                22,803     71,322             29,448    54,317
   Contract charges                             (75)      (119)              (129)     (138)
   Contract surrenders                       (4,371)   (55,814)            (5,114)  (66,262)
   Transfers to other funding
      options                              (200,419)  (254,653)          (368,916)  (26,698)
   Other receipts (payments)                     --    (33,940)               (18)   (2,427)
                                          ---------  ---------          ---------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions        (179,558)  (271,818)          (344,729)  (41,163)
                                          ---------  ---------          ---------  --------
      Net increase (decrease)
         in net assets                     (288,731)   (64,307)          (302,814)  (21,858)
NET ASSETS:
   Beginning of period                      652,844    717,151            302,814   324,672
                                          ---------  ---------          ---------  --------
   End of period                          $ 364,113  $ 652,844          $      --  $302,814
                                          =========  =========          =========  ========


                                     PIONEER SMALL CAP VALUE VCT  PIONEER STRATEGIC INCOME VCT
                                              SUBACCOUNT                   SUBACCOUNT
                                              (CLASS II)                   (CLASS II)
                                     ---------------------------  ----------------------------
                                           2007       2006              2007        2006
                                        ---------  ----------        ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $ (13,226) $  (19,502)       $  110,887  $   99,042
   Net realized gains (losses)            219,317      93,232            16,681       5,707
   Change in unrealized gains
      (losses) on investments            (294,185)     21,596            13,243      19,764
                                        ---------  ----------        ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  (88,094)     95,326           140,811     124,513
                                        ---------  ----------        ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  7,403       1,850           242,472         765
   Transfers from other funding
      options                             127,616     166,987           409,428     422,074
   Contract charges                           (99)       (125)             (317)       (374)
   Contract surrenders                    (27,819)    (75,299)         (110,950)   (117,352)
   Transfers to other funding
      options                             (35,010)   (212,172)         (204,395)   (206,080)
   Other receipts (payments)                   --    (172,908)           (4,654)    (37,258)
                                        ---------  ----------        ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions        72,091    (291,667)          331,584      61,775
                                        ---------  ----------        ----------  ----------
      Net increase (decrease)
         in net assets                    (16,003)   (196,341)          472,395     186,288
NET ASSETS:
   Beginning of period                    909,031   1,105,372         3,085,236   2,898,948
                                        ---------  ----------        ----------  ----------
   End of period                        $ 893,028  $  909,031        $3,557,631  $3,085,236
                                        =========  ==========        ==========  ==========

   The accompanying notes are an integral part of these financial statements.


                                        PIONEER VALUE VCT     PUTNAM VT INTERNATIONAL EQUITY  PUTNAM VT SMALL CAP VALUE
                                            SUBACCOUNT                  SUBACCOUNT                    SUBACCOUNT
                                            (CLASS II)                  (CLASS IB)                    (CLASS IB)
                                     -----------------------  ------------------------------  -------------------------
                                       2007 (d)      2006           2007 (a)    2006             2007 (a)      2006
                                     -----------  ----------       ---------  --------         -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    37,917  $  (35,651)      $   4,080  $ (1,886)        $      (257) $  (17,985)
   Net realized gains (losses)           383,934     122,014          72,267    11,405             324,999     176,229
   Change in unrealized gains
      (losses) on investments           (424,927)    267,272         (62,028)   23,946            (240,215)     21,185
                                     -----------  ----------       ---------  --------         -----------  ----------
      Net increase (decrease)
      in net assets resulting
      from operations                     (3,076)    353,635          14,319    33,465              84,527     179,429
                                     -----------  ----------       ---------  --------         -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   261          90              54       240               1,365      58,272
   Transfers from other funding
      options                             26,661   2,097,917              --    31,691               9,461      16,379
   Contract charges                         (194)       (232)             --       (38)                 (2)       (236)
   Contract surrenders                   (13,211)    (70,269)             --    (2,445)             (4,947)   (170,984)
   Transfers to other funding
      options                         (3,253,150)   (468,278)       (190,352)  (39,439)         (1,341,073)   (118,319)
   Other receipts (payments)                  --      (2,433)             --      --                    --          --
                                     -----------  ----------       ---------  --------         -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (3,239,633)  1,556,795        (190,298)   (9,991)         (1,335,196)   (214,888)
                                     -----------  ----------       ---------  --------         -----------  ----------
      Net increase (decrease)
         in net assets                (3,242,709)  1,910,430        (175,979)   23,474          (1,250,669)    (35,459)
NET ASSETS:
   Beginning of period                 3,242,709   1,332,279         175,979   152,505           1,250,669   1,286,128
                                     -----------  ----------       ---------  --------         -----------  ----------
   End of period                     $        --  $3,242,709       $      --  $175,979         $        --  $1,250,669
                                     ===========  ==========       =========  ========         ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period  November 12, 2007 to December 31,  2007.

   The accompanying notes are an integral part of these financial statements.


                                     VAN KAMPEN LIT COMSTOCK  VAN KAMPEN LIT ENTERPRISE
                                            SUBACCOUNT                SUBACCOUNT
                                           (CLASS II)                 (CLASS II)
                                     -----------------------  -------------------------
                                        2007        2006           2007      2006
                                     ----------  ----------      --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (9,371) $  (18,725)     $ (4,875) $ (4,670)
   Net realized gains (losses)          135,663     241,131         7,186     5,811
   Change in unrealized gains
      (losses) on investments          (260,170)    202,339        25,029     8,824
                                     ----------  ----------      --------  --------
      Net increase (decrease)
      in net assets resulting
      from operations                  (133,878)    424,745        27,340     9,965
                                     ----------  ----------      --------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               41,675       6,188        12,482        --
   Transfers from other funding
      options                           166,679     238,231           418       493
   Contract charges                        (185)       (191)           --        (6)
   Contract surrenders                 (188,821)   (197,376)       (8,295)  (43,048)
   Transfers to other funding
      options                          (137,269)   (139,012)      (14,486)       --
   Other receipts (payments)                 --     (54,770)           --        --
                                     ----------  ----------      --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (117,921)   (146,930)       (9,881)  (42,561)
                                     ----------  ----------      --------  --------
      Net increase (decrease)
         in net assets                 (251,799)    277,815        17,459   (32,596)
NET ASSETS:
   Beginning of period                3,403,314   3,125,499       272,262   304,858
                                     ----------  ----------      --------  --------
   End of period                     $3,151,515  $3,403,314      $289,721  $272,262
                                     ==========  ==========      ========  ========

   The accompanying notes are an integral part of these financial statements.

         METLIFE OF CT SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                        NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Separate Account Fourteen for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Board of Directors of MetLife Life and Annuity Company of Connecticut ("MLAC") on November 14, 2002 to support operations of MLAC with respect to certain variable annuity contracts (the "Contracts"). On December 7, 2007, MLAC merged into the Company and the Separate Account became a separate account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Connecticut Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts") which are presented below:

AIM  Variable  Insurance  Funds ("AIM V.I.")
American Funds Insurance Series ("American Funds")
Dreyfus Variable Investment Fund ("Dreyfus VIF")
Fidelity Variable Insurance Products Funds ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Met Investors Series Trust ("MIST")
Metropolitan Series Fund, Inc. ("MSF")
PIMCO Variable Insurance Trust ("PIMCO VIT")
Pioneer Variable Contracts Trust ("Pioneer VCT")
Van Kampen Life Investment Trust ("Van Kampen LIT")

The assets of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2007 (the share class indicated in parentheses is that of the portfolio, series, or fund in which the Subaccount invests):

AIM V.I. Mid Cap Core Equity Subaccount (Series II)
American Funds Global Growth Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
Fidelity VIP Contrafund Subaccount (Service Class 2)
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)

LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Aggressive Growth Subaccount (Class II)
LMPVET Appreciation Subaccount (Class I)
LMPVET Equity Index Subaccount (Class II)
LMPVET Fundamental Value Subaccount (Class I)
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)
LMPVET Social Awareness Subaccount
LMPVET Capital and Income Subaccount (Class II)
LMPVIT Adjustable Rate Income Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST BlackRock Large-Cap Core Subaccount (Class A)*
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Forty Subaccount (Class A)
MIST Lazard Mid-Cap Subaccount * (Class B)
MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Capital Appreciation Subaccount (Class E)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS Research International Subaccount (Class B)
MIST MFS Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST Oppenheimer Capital Appreciation Subaccount (Class B)
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Money Market Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) MSF MFS Total Return Subaccount (Class B)
MSF MFS Total Return Subaccount (Class F)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management U.S. Government Subaccount (Class A)
PIMCO VIT Total Return Subaccount (Administrative Class)

Pioneer Bond VCT Subaccount (Class II)
Pioneer Cullen Value VCT Subaccount (Class II)
Pioneer Emerging Markets VCT Subaccount (Class II)
Pioneer Equity Income VCT Subaccount (Class II)
Pioneer Fund VCT Subaccount (Class II)
Pioneer Global High Yield VCT Subaccount (Class II)
Pioneer High Yield VCT Subaccount (Class II)
Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) Pioneer Ibbotson Growth Allocation VCT Subaccount (Class II) Pioneer Ibbotson Moderate Allocation VCT Subaccount (Class II) Pioneer Independence VCT Subaccount (Class II)
Pioneer International Value VCT Subaccount (Class II)
Pioneer Mid Cap Value VCT Subaccount (Class II)
Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) Pioneer Real Estate Shares VCT Subaccount (Class II)
Pionee Small Cap Value VCT Subaccont (Class II)
Pioneer Strategic Income VCT Subaccount (Class II)
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)

*    These Subaccounts had no net assets as of December 31, 2007.

The following Subaccounts ceased operations during the year ended December 31, 2007:

AIM V.I. Capital Appreciation Subaccount
LMPVPI Total Return Subaccount
LMPVPI Large Cap Growth Subaccount
LMPVPI All Cap Subaccount
LMPVPII Aggressive Growth Subaccount
LMPVPII Growth and Income Subaccount
Lord Abbett Growth and Income Subaccount
Lord Abbett Mid-Cap Value Subaccount
MSF Western Asset Management High Yield Bond Subaccount
MIST Pioneer Mid-Cap Value Subaccount
Pioneer America Income VCT Subaccount
Pioneer Equity Opportunity VCT Subaccount
Pioneer Small and Mid Cap Growth VCT Subaccount
Pioneer Value VCT Subaccount
Putnam VT International Equity Subaccount
Putnam VT Small Cap Value Subaccount
PIMCO VIT Real Return Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2007:

NAME CHANGES:

OLD NAME                               NEW NAME
--------                               --------
Legg Mason Partners Variable Multiple  Legg Mason Partners Variable Capital and
   Discipline Portfolio - Balanced        Income Portfolio
   All Cap Growth and Value
Legg Mason Partners Variable Social    Legg Mason Partners Variable Social
   Awareness Stock Portfolio              Awareness Portfolio
Janus Capital Appreciation Portfolio   Janus Forty Portfolio
Pioneer Growth Shares VCT Portfolio    Pioneer Independence VCT Portfolio

MERGERS:

OLD NAME                               NEW NAME
--------                               --------
Legg Mason Partners Variable Total     Legg Mason Partners Variable Multiple
   Return Portfolio                       Discipline Portfolio - Balanced All
                                          Cap Growth and Value
Legg Mason Partners Variable All Cap   Legg Mason Partners Variable
   Portfolio                              Fundamental Value Portfolio
Legg Mason Partners Variable Growth    Legg Mason Partners Variable
   and Income Portfolio                   Appreciation Portfolio
MIST Pioneer Mid-Cap Value Portfolio   MIST Lazard Mid-Cap Portfolio
MSF Western Asset Management High      MIST BlackRock High Yield Portfolio
   Yield Bond Portfolio
Pioneer America Income VCT Portfolio   Pioneer Bond VCT Portfolio
Pioneer Value VCT Portfolio            Pioneer Fund VCT Portfolio

SUBSTITUTIONS:

OLD NAME                               NEW NAME
--------                               --------
AIM V.I. Capital Appreciation Fund     Met/AIM Capital Appreciation Portfolio
Lord Abbett Series Growth and Income   Lord Abbett Growth and Income Portfolio
   Portfolio
Lord Abbett Series Mid-Cap Value       Lord Abbett Mid-Cap Value Portfolio
   Portfolio
PIMCO VIT Real Return Portfolio        PIMCO Inflation Protected Bond Portfolio
Putnam VT International Equity Fund    MFS Research International Portfolio
Putnam VT Small Cap Value Fund         Third Avenue Small Cap Value Portfolio

PORTFOLIO SHARE CLASS EXCHANGE:

OLD NAME                               NEW NAME
--------                               --------
Black Rock Large-Cap Core Portfolio    Black Rock Large-Cap Core Portfolio
   (Class A)                              (Class E)

LIQUIDATIONS:

Pioneer Equity Opportunity VCT Portfolio
Pioneer Small and Mid Cap Growth VCT Portfolio

This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund which collectively contain all pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

VALUATION OF INVESTMENTS

Investments are reported at fair value and are based on the net asset value per share as determined by the underlying assets of the portfolio, series, or fund of the Trusts, which value their investment securities at fair value. Changes in fair value are recorded in the statement of operations.

SECURITY TRANSACTIONS

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

FEDERAL INCOME TAXES

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS

Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS

Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus.

NET TRANSFERS

The contract owner has the opportunity to transfer funds between Subaccounts within the Separate Account or the fixed account, which is and investment option in the Company's general account.

OTHER RECEIPTS (PAYMENTS)

Included in "other receipts (payments)" in the statements of changes in net assets are primarily contract benefits which have been re-deposited with the Company and distributions for payouts.

USE OF ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

Effective January 1, 2007, the Company adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 48 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 had no impact on the financial statements of the Separate Account.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require additional fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with certain exceptions. The Company believes the adoption of SFAS 157 will have no material impact on the financial statements of the Separate Account.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values which are recorded as expenses in the accompanying statement of operations:

     MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

     ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution of each contract and the Separate Account.

     ENHANCED STEPPED-UP PROVISION -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT -- For an additional charge, the Company will guarantee the periodic return on the investment.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

     GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2007:

Mortality and Expense Risk                      1.30% - 1.60%
Administrative                                  0.15%
Enhanced Stepped-Up Provision                   0.20%
Guaranteed Minimum Withdrawal Benefit           0.25% - 1.00%
Guaranteed Minimum Withdrawal Benefit for Life  0.65% - 0.80%
Guaranteed Minimum Accumulation Benefit         0.50%

     The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge of $30 is assessed on an annual basis for Contracts with a value of less than $40,000. In addition, most Contracts impose a surrender charge which ranges from 0% to 6% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets.

Certain investments in the various portfolios, series or funds of the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are indirect affiliates of the Company.

4. STATEMENT OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                         MARKET         COST OF        PROCEEDS
                                                               SHARES   VALUE ($)    PURCHASES ($)  FROM SALES ($)
                                                              -------  ----------    -------------  --------------
AIM V.I. Mid Cap Core Equity Subaccount
   (Series II) (Cost $736,744)                                 58,156     840,360         43,497         226,172
AIM V.I. Capital Appreciation Subaccount
   (Series II) (Cost $0) (a)                                       --          --          3,973       1,191,656
American Funds Global Growth Subaccount
   (Class 2) (Cost $2,729,442)                                155,934   3,898,343        703,689         654,409
American Funds Growth Subaccount
   (Class 2) (Cost $7,573,594)                                151,134  10,083,678      1,121,178       1,252,467
American Funds Growth-Income Subaccount
   (Class 2) (Cost $8,199,782)                                230,931   9,759,160        988,651       1,267,437
Dreyfus VIF Appreciation Subaccount
   (Initial Shares) (Cost $430,587)                            12,441     558,108         11,119          23,783
Dreyfus VIF Developing Leaders Subaccount
   (Initial Shares) (Cost $674,310)                            17,909     579,172        123,466         105,268
Fidelity VIP Contrafund Subaccount
   (Service Class 2) (Cost $3,323,882)                        123,108   3,380,555      1,059,509         361,825
Fidelity VIP Dynamic Capital Appreciation Subaccount
   (Service Class 2) (Cost $103,880)                           13,894     124,766         20,364           5,956
Fidelity VIP Mid Cap Subaccount
   (Service Class 2) (Cost $2,264,094)                         79,135   2,819,570        491,821         339,204
FTVIPT Franklin Rising Dividends Securities Subaccount
   (Class 2) (Cost $1,824,501)                                108,482   2,090,446        272,040         285,264
FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount
   (Class 2) (Cost $1,294,753)                                 68,689   1,573,659        333,961         469,128
FTVIPT Templeton Developing Markets Securities Subaccount
   (Class 2) (Cost $1,289,641)                                131,823   2,109,174        348,038         361,230
FTVIPT Templeton Foreign Securities Subaccount
   (Class 2) (Cost $3,521,950)                                242,508   4,910,794        510,655         509,917
Janus Aspen Global Life Sciences Subaccount
   (Service Shares) (Cost $18,872)                              2,877      32,912            364          69,165
Janus Aspen Global Technology Subaccount
   (Service Shares) (Cost $78,695)                             21,553     111,644          9,274          25,995
Janus Aspen Worldwide Growth Subaccount
   (Service Shares) (Cost $68,999)                              2,621      91,829         14,334          11,010
LMPVET Aggressive Growth Subaccount
   (Class I) (Cost $942,560) (b)                               55,523     905,587      1,057,088         114,379
LMPVET Aggressive Growth Subaccount
   (Class II) (Cost $1,709,475) (b)                           100,827   1,642,479      1,815,776         104,408
LMPVET Appreciation Subaccount
   (Class I) (Cost $523,515) (b)                               18,838     496,578        549,290          26,212
LMPVET Equity Index Subaccount
   (Class II) (Cost $1,308,677)                                48,031   1,613,350        135,015         126,605
LMPVET Fundamental Value Subaccount
   (Class I) (Cost $1,273,985) (b)                             53,306   1,156,198      1,487,295         209,226
LMPVET Investors Subaccount
   (Class I) (Cost $789,099)                                   61,342   1,013,370         51,593         147,468
LMPVET Large Cap Growth Subaccount
   (Class I) (Cost $1,120,442) (b)                             67,805   1,125,555      1,336,335         218,323
LMPVET Small Cap Growth Subaccount
   (Class I) (Cost $1,408,324)                                111,114   1,670,040        131,760         152,197
LMPVET Social Awareness Subaccount
   (Cost $87,007)                                               3,534      88,062         14,832           4,136
LMPVPI All Cap Subaccount
   (Class I) (Cost $0) (a)                                         --          --         78,317       1,387,277

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                          MARKET        COST OF        PROCEEDS
                                                                SHARES  VALUE ($)    PURCHASES ($)  FROM SALES ($)
                                                               -------  ---------    -------------  --------------
LMPVPI All Cap Subaccount
   (Class II) (Cost $0) (a)                                         --         --          7,319          29,963
LMPVPII Growth and Income Subaccount
   (Class I) (Cost $0) (a)                                          --         --         23,243         523,802
LMPVPI Large Cap Growth Subaccount
   (Class I) (Cost $0) (a)                                          --         --         27,799       1,362,273
LMPVPII Aggressive Growth Subaccount
   (Class I) (Cost $0) (a)                                          --         --         10,203       1,066,151
LMPVPII Aggressive Growth Subaccount
   (Class II) (Cost $0) (a)                                         --         --         54,218       1,616,889
LMPVET Capital and Income Subaccount
   (Class II) (Cost $343,638) (b)                               23,756    295,288        583,641         240,619
LMPVIT Adjustable Rate Income Subaccount
   (Cost $494,257)                                              49,265    469,491         37,493          60,864
LMPVPI Total Return Subaccount
   (Class II) (Cost $0) (a)                                         --         --         18,877         509,544
Lord Abbett Growth and Income Subaccount
   (Class VC) (Cost $0) (a)                                         --         --         16,453       1,667,573
Lord Abbett Mid-Cap Value Subaccount
   (Class VC) (Cost $0) (a)                                         --         --         19,572       2,559,298
MIST Batterymarch Mid-Cap Stock Subaccount
   (Class A) (Cost $720,559)                                    36,310    655,762        145,987          76,055
MIST BlackRock High Yield Subaccount
   (Class A) (Cost $1,267,734)                                 151,394  1,247,484        565,274         488,415
MIST BlackRock Large-Cap Core Subaccount
   (Class E) (Cost $539,793) (b)                                49,250    545,200        567,376          28,021
MIST BlackRock Large-Cap Core Subaccount
   (Class A) (Cost $0) (a)                                          --         --         37,839         611,311
MIST Dreman Small-Cap Value Subaccount
   (Class A) (Cost $23,239)                                      1,758     23,852         18,118           4,388
MIST Harris Oakmark International Subaccount
   (Class A) (Cost $874,110)                                    49,918    862,087        218,197         185,178
MIST Janus Forty Subaccount
   (Class A) (Cost $715,383)                                     9,662    809,738        211,198         149,318
MIST Lazard Mid-Cap Subaccount
   (Class B) (Cost $0)                                              --         --          2,617           2,507
MIST Legg Mason Partners Managed Assets Subaccount
   (Class A) (Cost $80,154)                                      4,724     81,058         31,131           1,739
MIST Lord Abbett Bond Debenture Subaccount
   (Class A) (Cost $1,331,971)                                 111,848  1,412,639        249,100         494,949
MIST Lord Abbett Growth and Income Subaccount
   (Class B) (Cost $4,517,694)                                 163,744  4,697,803      1,860,903         679,328
MIST Lord Abbett Mid-Cap Value Subaccount
   (Class B) (Cost $2,282,911)                                 106,794  2,080,347      2,684,154         408,384
MIST Met/AIM Capital Appreciation Subaccount
   (Class A) (Cost $734,000)                                    60,455    730,299        101,968          30,811
MIST Met/AIM Capital Appreciation Subaccount
   (Class E) (Cost $1,116,625) (b)                              97,798  1,162,813      1,193,936          80,307
MIST Met/AIM Small Cap Growth Subaccount
   (Class A) (Cost $26,994)                                      1,844     27,399         28,284           3,519
MIST MFS Research International Subaccount
   (Class B) (Cost $267,814) (b)                                19,577    280,336        282,662          15,257
MIST MFS Value Subaccount
   (Class A) (Cost $567,881)                                    40,272    605,693        236,578          61,044

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                          MARKET        COST OF        PROCEEDS
                                                                SHARES  VALUE ($)    PURCHASES ($)  FROM SALES ($)
                                                               -------  ---------    -------------  --------------
MIST Neuberger Berman Real Estate Subaccount
   (Class A) (Cost $1,918,685)                                 127,698  1,797,989        347,692         370,703
MIST Oppenheimer Capital Appreciation Subaccount
   (Class B) (Cost $907,797)                                   101,039    996,245         69,625         243,040
MIST PIMCO Inflation Protected Bond Subaccount
   (Class A) (Cost $1,799,773) (b)                             176,054  1,929,549      2,082,321         286,570
MIST Pioneer Fund Subaccount
   (Class A) (Cost $106,921)                                     7,826    119,187         11,051           6,016
MIST Pioneer Mid-Cap Value Subaccount
   (Class A) (Cost $0) (a)                                          --         --            388          14,268
MIST Pioneer Strategic Income Subaccount
   (Class A) (Cost $514,882)                                    54,045    541,527        101,774          49,189
MIST Third Avenue Small Cap Value Subaccount
   (Class B) (Cost $2,905,329)                                 170,405  2,671,944      1,570,320         668,338
MSF BlackRock Aggressive Growth Subaccount
   (Class D) (Cost $660,667)                                    27,060    775,550         76,975         127,568
MSF BlackRock Bond Income Subaccount
   (Class A) (Cost $1,291,658)                                  12,436  1,389,223        147,222         352,172
MSF BlackRock Money Market Subaccount
   (Class A) (Cost $3,410,467)                                  34,103  3,410,467      2,689,326         974,271
MSF FI Large Cap Subaccount
   (Class A) (Cost $527,479)                                    35,801    524,836         51,028          56,602
MSF FI Value Leaders Subaccount
   (Class D) (Cost $1,934,779)                                   9,659  1,891,073        286,066         231,199
MSF MetLife Aggressive Allocation Subaccount
   (Class B) (Cost $17,212)                                      1,550     19,545             49             422
MSF MetLife Conservative to Moderate Allocation Subaccount
   (Class B) (Cost $147,269)                                    13,525    155,940         69,821           8,072
MSF MetLife Moderate Allocation Subaccount
   (Class B) (Cost $417,732)                                    37,385    447,121        259,356         123,707
MSF MetLife Moderate to Aggressive Allocation Subaccount
   (Class B) (Cost $538,925)                                    46,632    577,307        196,632         324,209
MSF MFS Total Return Subaccount
   (Class B) (Cost $187,721) (b)                                 1,238    189,405        188,977           1,276
MSF MFS Total Return Subaccount
   (Class F) (Cost $5,483,121)                                  37,831  5,805,224        676,339         777,890
MSF Oppenheimer Global Equity Subaccount
   (Class B) (Cost $5,065,335)                                 319,023  5,563,768        383,889         728,100
MSF T. Rowe Price Large Cap Growth Subaccount
   (Class B) (Cost $134,524)                                     9,412    154,350         25,772          21,672
MSF Western Asset Management High Yield Bond Subaccount
   (Class A) (Cost $0) (a)                                          --         --         42,923         399,573
MSF Western Asset Management U.S. Government Subaccount
   (Class A) (Cost $231,558)                                    19,040    237,814        295,579         161,288
PIMCO VIT Real Return Subaccount
   (Administrative Class) (Cost $0) (a)                             --         --         71,454       2,012,251
PIMCO VIT Total Return Subaccount
   (Administrative Class) (Cost $4,539,693)                    438,567  4,600,463        553,843         737,558
Pioneer America Income VCT Subaccount
   (Class II) (Cost $0) (c)                                         --         --         90,515       1,111,343
Pioneer Bond VCT Subaccount
   (Class II) (Cost $986,081) (d)                               91,384    993,340      1,012,660          26,704
Pioneer Cullen Value VCT Subaccount
   (Class II) (Cost $1,189,121)                                103,479  1,403,174        103,790          40,486

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                          MARKET        COST OF        PROCEEDS
                                                                SHARES  VALUE ($)    PURCHASES ($)  FROM SALES ($)
                                                               -------  ---------    -------------  --------------
Pioneer Emerging Markets VCT Subaccount
   (Class II) (Cost $732,487)                                   27,769  1,202,958        290,413         220,712
Pioneer Equity Income VCT Subaccount
   (Class II) (Cost $1,841,024)                                 91,242  2,179,772        371,741         166,760
Pioneer Equity Opportunity VCT Subaccount
   (Class II) (Cost $0) (c)                                         --         --         39,584          37,666
Pioneer Fund VCT Subaccount
   (Class II) (Cost $6,320,153) (d)                            285,302  7,320,855      3,393,162         592,185
Pioneer Global High Yield VCT Subaccount
   (Class II) (Cost $240,809)                                   23,275    224,395        178,766          16,547
Pioneer High Yield VCT Subaccount
   (Class II) (Cost $3,296,088)                                295,497  3,262,338        302,809       1,088,270
Pioneer Ibbotson Aggressive Allocation VCT Subaccount
   (Class II) (Cost $536,630)                                   46,540    583,613        168,250          13,617
Pioneer Ibbotson Growth Allocation VCT Subaccount
   (Class II) (Cost $3,740,494)                                312,110  3,873,282      2,459,673          59,066
Pioneer Ibbotson Moderate Allocation VCT Subaccount
   (Class II) (Cost $2,767,646)                                240,747  2,888,969        989,707         329,714
Pioneer Independence VCT Subaccount
   (Class II) (Cost $445,419)                                   36,501    564,313          5,190         135,760
Pioneer International Value VCT Subaccount
   (Class II) (Cost $707,007)                                   39,954    743,137      3,030,719       2,931,850
Pioneer Mid Cap Value VCT Subaccount
   (Class II) (Cost $2,173,326)                                103,456  1,979,115        415,459         276,440
Pioneer Oak Ridge Large Cap Growth VCT Subaccount
   (Class II) (Cost $551,237)                                   48,319    630,086         94,597         177,477
Pioneer Real Estate Shares VCT Subaccount
   (Class II) (Cost $363,528)                                   15,530    364,172         89,958         214,970
Pioneer Small and Mid Cap Growth VCT Subaccount
   (Class II) (Cost $0) (c)                                         --         --         56,779         368,686
Pioneer Small Cap Value VCT Subaccount
   (Class II) (Cost $1,011,995)                                 69,670    893,166        375,168          99,950
Pioneer Strategic Income VCT Subaccount
   (Class II) (Cost $3,568,646)                                328,549  3,558,172        774,945         313,527
Pioneer Value VCT Subaccount
   (Class II) (Cost $0) (c)                                         --         --        347,441       3,315,425
Putnam VT International Equity Subaccount
   (Class IB) (Cost $0) (a)                                         --         --         27,539         191,437
Putnam VT Small Cap Value Subaccount
   (Class IB) (Cost $0) (a)                                         --         --        156,892       1,351,432
Van Kampen LIT Comstock Subaccount
   (Class II) (Cost $2,796,163)                                228,405  3,151,995        319,893         373,985
Van Kampen LIT Enterprise Subaccount
   (Class II) (Cost $207,640)                                   16,586    289,765         13,344          28,084

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

5. FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the five years in the period ended December 31, 2007:

                                                       AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  --------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                UNITS    LOWEST TO    NET ASSETS   INCOME RATIO      LOWEST TO         LOWEST TO
                                               (000s)   HIGHEST ($)     ($000s)        (%)          HIGHEST (%)       HIGHEST (%)
                                               ------  -------------  ----------  -------------  ----------------  -----------------
AIM V.I. Mid Cap Core Equity             2007     520  1.308 - 1.728       840         0.05         1.50 - 2.35         6.73 - 7.67
   Subaccount (Series II)                2006     624  1.221 - 1.606       950         0.69         1.50 - 2.35         8.41 - 9.34
                                         2005     686  1.253 - 1.470       962         0.29         1.50 - 2.35         4.81 - 5.69
                                         2004     654  1.190 - 1.392       880         0.03         1.50 - 2.35        8.63 - 11.90
                                         2003     147  1.238 - 1.244       182           --         1.55 - 2.35        5.99 - 11.70

AIM V.I. Capital Appreciation            2007      --  1.245 - 1.527        --           --         1.50 - 2.35         6.33 - 6.64
   Subaccount (Series II) (a)            2006     840  1.169 - 1.432     1,109           --         1.50 - 2.35         3.65 - 4.46
                                         2005     904  1.125 - 1.371     1,150           --         1.50 - 2.35        6.00 - 10.27
                                         2004     650  1.057 - 1.283       791           --         1.50 - 2.35         0.09 - 4.73
                                         2003     240  1.219 - 1.225       294           --         1.55 - 2.35        2.94 - 13.78

American Funds Global Growth             2007   1,780  2.140 - 2.232     3,898         2.68         1.45 - 2.35       12.16 - 13.18
   Subaccount (Class 2)                  2006   1,842  1.908 - 1.972     3,576         0.89         1.45 - 2.35        4.78 - 18.72
                                         2005   1,777  1.630 - 1.661     2,921         0.67         1.45 - 2.15       11.64 - 12.46
                                         2004   1,478  1.460 - 1.477     2,169         0.45         1.45 - 2.15        7.91 - 11.81
                                         2003     562  1.316 - 1.321       740         0.04         1.45 - 2.05        1.70 - 20.49

American Funds Growth                    2007   5,325  1.845 - 1.925    10,082         0.76         1.45 - 2.35        9.69 - 10.76
   Subaccount (Class 2)                  2006   5,716  1.682 - 1.738     9,807         0.80         1.45 - 2.35         7.68 - 8.63
                                         2005   5,700  1.562 - 1.600     9,035         0.74         1.45 - 2.35       13.52 - 14.53
                                         2004   4,687  1.376 - 1.397     6,507         0.22         1.45 - 2.35        9.90 - 10.87
                                         2003   1,735  1.252 - 1.260     2,180         0.25         1.45 - 2.35       10.54 - 22.04

American Funds Growth - Income           2007   5,901  1.218 - 1.678     9,758         1.47         1.45 - 2.35         2.55 - 3.58
   Subaccount (Class 2)                  2006   6,244  1.180 - 1.620     9,998         1.60         1.45 - 2.35       12.56 - 13.52
                                         2005   6,130  1.043 - 1.427     8,669         1.41         1.45 - 2.35         2.65 - 9.33
                                         2004   5,346  1.348 - 1.368     7,273         1.12         1.45 - 2.35         7.84 - 8.74
                                         2003   1,805  1.250 - 1.258     2,265         1.86         1.45 - 2.35        1.38 - 16.48

Dreyfus VIF Appreciation                 2007     372  1.472 - 1.514       558         1.53         1.45 - 2.05         4.99 - 5.58
   Subaccount (Initial Shares)           2006     381  1.402 - 1.434       541         1.54         1.45 - 2.05       14.08 - 14.81
                                         2005     437  1.229 - 1.249       542         0.02         1.45 - 2.05         2.25 - 2.88
                                         2004     398  1.202 - 1.214       481         2.23         1.45 - 2.05         2.91 - 3.58
                                         2003     139  1.168 - 1.172       163         2.21         1.45 - 2.05        1.82 - 12.08

Dreyfus VIF Developing Leaders           2007     446  1.265 - 1.319       579         0.74         1.45 - 2.35   (13.12) - (12.36)
   Subaccount (Initial Shares)           2006     491  1.456 - 1.505       729         0.40         1.45 - 2.35         1.39 - 2.31
                                         2005     501  1.436 - 1.471       731           --         1.45 - 2.35         3.31 - 4.25
                                         2004     503  1.390 - 1.411       706         0.22         1.45 - 2.35        4.91 - 10.09
                                         2003     254  1.279 - 1.286       326         0.06         1.45 - 2.15        1.58 - 18.59

Fidelity VIP Contrafund Subaccount       2007   1,679  1.971 - 2.056     3,380         0.76         1.45 - 2.35       14.53 - 15.64
   (Service Class 2)                     2006   1,731  1.721 - 1.778     3,028         0.98         1.45 - 2.35         8.86 - 9.82
                                         2005   1,621  1.581 - 1.619     2,593         0.11         1.45 - 2.35       13.99 - 14.99
                                         2004   1,132  1.387 - 1.408     1,581         0.14         1.45 - 2.35       11.54 - 13.46
                                         2003     434  1.233 - 1.241       536           --         1.45 - 2.35        3.79 - 17.81

                                                       AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  --------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                UNITS    LOWEST TO    NET ASSETS   INCOME RATIO      LOWEST TO         LOWEST TO
                                               (000s)   HIGHEST ($)     ($000s)        (%)          HIGHEST (%)       HIGHEST (%)
                                               ------  -------------  ----------  -------------  ----------------  -----------------
Fidelity VIP Dynamic Capital
   Appreciation                          2007      77  1.608 - 1.662       125         0.12         1.45 - 2.15        4.42 - 5.19
   Subaccount (Service Class 2)          2006      75  1.540 - 1.580       117         0.23         1.45 - 2.15      11.43 - 12.14
                                         2005      79  1.382 - 1.409       110           --         1.45 - 2.15       5.46 - 18.59
                                         2004      62  1.170 - 1.178        73           --         1.75 - 2.15      (0.76) - 2.72
                                         2003      14  1.181 - 1.184        16           --         1.75 - 2.05        2.87 - 9.13

Fidelity VIP Mid Cap                     2007   1,128  2.437 - 2.541     2,819         0.49         1.45 - 2.35      12.67 - 13.64
   Subaccount (Service Class 2)          2006   1,150  2.163 - 2.236     2,538         0.18         1.45 - 2.35       9.80 - 10.80
                                         2005   1,251  1.970 - 2.018     2,501           --         1.45 - 2.35      15.27 - 16.31
                                         2004     985  1.709 - 1.735     1,697           --         1.45 - 2.35      18.76 - 22.88
                                         2003     248  1.406 - 1.412       349           --         1.45 - 2.05       4.13 - 34.35

FTVIPT Franklin Rising Dividends         2007   1,456  1.119 - 1.495     2,090         2.32         1.50 - 2.35    (5.01) - (4.14)
   Securities Subaccount (Class 2)       2006   1,488  1.171 - 1.561     2,241         1.07         1.50 - 2.35     (0.93) - 15.40
                                         2005   1,729  1.085 - 1.353     2,266         0.90         1.50 - 2.35        1.07 - 7.06
                                         2004   1,651  1.185 - 1.329     2,130         0.67         1.50 - 2.35        2.77 - 9.29
                                         2003     596  1.209 - 1.216       724         0.06         1.55 - 2.35       2.19 - 13.79

FTVIPT Franklin Small-Mid Cap Growth     2007     961  1.297 - 1.772     1,573           --         1.50 - 2.35        5.24 - 9.60
   Securities Subaccount (Class 2)       2006   1,088  1.190 - 1.618     1,658           --         1.50 - 2.35        6.15 - 7.10
                                         2005   1,602  1.117 - 1.512     2,194           --         1.50 - 2.35        2.35 - 9.71
                                         2004   1,163  1.087 - 1.465     1,632           --         1.50 - 2.35        2.07 - 9.74
                                         2003     397  1.328 - 1.335       528           --         1.55 - 2.35       4.30 - 19.48

FTVIPT Templeton Developing Markets      2007     584  3.511 - 3.662     2,109         2.30         1.45 - 2.35      25.75 - 26.93
   Securities Subaccount (Class 2)       2006     643  2.792 - 2.885     1,834         1.13         1.45 - 2.35      25.15 - 26.26
                                         2005     627  2.231 - 2.285     1,420         1.24         1.45 - 2.35      10.95 - 25.55
                                         2004     337  1.792 - 1.820       609         1.94         1.45 - 2.35      21.82 - 22.97
                                         2003      95  1.471 - 1.480       140           --         1.45 - 2.35       3.08 - 28.61

FTVIPT Templeton Foreign Securities      2007   2,219  1.455 - 2.314     4,910         1.96         1.45 - 2.35      12.76 - 13.82
   Subaccount (Class 2)                  2006   2,325  1.283 - 2.033     4,535         1.25         1.45 - 2.35      18.64 - 19.66
                                         2005   2,307  1.076 - 1.699     3,757         0.99         1.45 - 2.35        2.77 - 8.63
                                         2004   1,001  1.158 - 1.564     1,476         1.04         1.45 - 2.35       3.35 - 16.74
                                         2003     163  1.331 - 1.338       218           --         1.55 - 2.35       6.20 - 19.36

Janus Aspen Global Life Sciences         2007      18  1.809 - 1.860        33           --         1.55 - 2.15      19.09 - 19.85
   Subaccount (Service Shares)           2006      56  1.519 - 1.552        86           --         1.55 - 2.15        4.11 - 4.77
                                         2005      73  1.459 - 1.487       107           --         1.45 - 2.15       9.95 - 10.72
                                         2004      81  1.327 - 1.343       108           --         1.45 - 2.15       7.47 - 12.57
                                         2003      60  1.187 - 1.193        72           --         1.45 - 2.15       3.03 - 13.98

Janus Aspen Global Technology            2007      59  1.865 - 1.927       112         0.33         1.45 - 2.15      19.09 - 19.91
   Subaccount (Service Shares)           2006      68  1.566 - 1.607       108           --         1.45 - 2.15        5.53 - 6.28
                                         2005      66  1.484 - 1.512        99           --         1.45 - 2.15        9.20 - 9.96
                                         2004      48  1.359 - 1.375        66           --         1.45 - 2.15      (1.37) - 1.72
                                         2003      31  1.382 - 1.387        43           --         1.45 - 1.95     (0.50) - 17.52

Janus Aspen Worldwide Growth             2007      55  1.646 - 1.685        92         0.60         1.45 - 1.95        7.23 - 7.81
   Subaccount (Service Shares)           2006      53  1.535 - 1.563        82         1.63         1.45 - 1.95      15.67 - 16.21
                                         2005      51  1.327 - 1.345        68         1.25         1.45 - 1.95        3.51 - 4.02
                                         2004      48  1.282 - 1.293        61         0.89         1.45 - 1.95        0.23 - 3.03
                                         2003      46  1.250 - 1.255        58         0.36         1.45 - 1.95       5.30 - 13.52

                                                       AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  --------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                UNITS    LOWEST TO    NET ASSETS   INCOME RATIO      LOWEST TO         LOWEST TO
                                               (000s)   HIGHEST ($)     ($000s)        (%)          HIGHEST (%)       HIGHEST (%)
                                               ------  -------------  ----------  -------------  ----------------  -----------------
LMPVET Aggressive Growth
   Subaccount (Class I) (b)              2007     574  1.543 - 1.610       905           --         1.45 - 2.35    (4.99) - (4.34)

LMPVET Aggressive Growth
   Subaccount (Class II) (b)             2007   1,099  1.170 - 1.566     1,642           --         1.50 - 2.35    (5.04) - (4.47)

LMPVET Appreciation
   Subaccount (Class I) (b)              2007     317  1.533 - 1.591       496         1.05         1.55 - 2.35        2.34 - 2.84

LMPVET Equity Index                      2007   1,032  1.523 - 1.589     1,613         1.57         1.45 - 2.35        2.42 - 3.45
   Subaccount (Class II)                 2006   1,071  1.487 - 1.536     1,625         1.29         1.45 - 2.35      12.48 - 13.44
                                         2005   1,229  1.322 - 1.354     1,648         1.27         1.45 - 2.35        1.85 - 2.73
                                         2004   1,230  1.298 - 1.318     1,611         1.58         1.45 - 2.35        7.63 - 8.66
                                         2003     722  1.206 - 1.213       874         1.78         1.45 - 2.35       6.41 - 16.36

LMPVET Fundamental Value
   Subaccount (Class I) (b)              2007     709  1.196 - 1.667     1,156         1.13         1.45 - 2.35    (5.55) - (5.01)

LMPVET Investors                         2007     593  1.682 - 1.738     1,013         1.19         1.45 - 2.15        1.69 - 2.36
   Subaccount (Class I)                  2006     661  1.654 - 1.698     1,106         1.66         1.45 - 2.15      15.75 - 16.62
                                         2005     679  1.429 - 1.456       980         1.19         1.45 - 2.15        4.23 - 4.97
                                         2004     742  1.371 - 1.387     1,023         1.50         1.45 - 2.15        8.04 - 8.78
                                         2003     525  1.269 - 1.275       667         2.70         1.45 - 2.15       1.68 - 15.32

LMPVET Large Cap Growth
   Subaccount (Class I) (b)              2007     797  1.374 - 1.433     1,125         0.04         1.45 - 2.35    (1.08) - (0.49)

LMPVET Small Cap Growth                  2007     840  1.939 - 2.023     1,670           --         1.45 - 2.35        7.42 - 8.41
   Subaccount (Class I)                  2006     893  1.805 - 1.866     1,643           --         1.45 - 2.35      10.13 - 11.14
                                         2005     905  1.639 - 1.679     1,503           --         1.45 - 2.35        2.50 - 3.39
                                         2004     831  1.599 - 1.624     1,341           --         1.45 - 2.35       9.22 - 13.49
                                         2003     351  1.424 - 1.431       501           --         1.45 - 2.15       9.17 - 36.29

LMPVET Social Awareness                  2007      71  1.231 - 1.238        88         1.37         1.70 - 1.85        8.84 - 8.98
   Subaccount                            2006      73  1.131 - 1.136        83         0.54         1.70 - 1.85        5.70 - 5.87
                                         2005      74  1.070 - 1.073        79         1.40         1.70 - 1.85        1.80 - 2.49
                                         2004       6          1.044         6         1.11                1.85              13.60

LMPVPI All Cap                           2007      --  1.693 - 1.755        --         0.29         1.45 - 2.35        4.70 - 4.98
   Subaccount (Class I) (a)              2006     794  1.617 - 1.672     1,308         1.37         1.45 - 2.35      15.34 - 16.43
                                         2005     799  1.402 - 1.436     1,135         0.98         1.45 - 2.35        1.67 - 2.57
                                         2004     685  1.379 - 1.400       953         0.61         1.45 - 2.35        3.30 - 6.71
                                         2003     380  1.305 - 1.312       497         0.40         1.45 - 2.15       8.12 - 18.37

LMPVPI All Cap                           2007      --  1.249 - 1.256        --         0.04         1.75 - 2.00        4.67 - 4.75
   Subaccount (Class II) (a)             2006      19  1.193 - 1.199        23         1.39         1.75 - 2.00     (0.42) - 15.49
                                         2005      13          1.033        13         0.60                2.00               1.77

LMPVPII Growth and Income                2007      --  1.498 - 1.547        --         0.06         1.55 - 2.35        4.17 - 4.46
   Subaccount (Class I) (a)              2006     341  1.438 - 1.486       497         0.41         1.45 - 2.35       9.77 - 10.73
                                         2005     324  1.310 - 1.342       430         0.36         1.45 - 2.35        1.24 - 2.21
                                         2004     346  1.294 - 1.313       451         1.04         1.45 - 2.35        5.37 - 7.79
                                         2003     218  1.225 - 1.230       268         0.60         1.45 - 1.95       5.24 - 12.58

                                                       AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  --------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                UNITS    LOWEST TO    NET ASSETS   INCOME RATIO      LOWEST TO         LOWEST TO
                                               (000s)   HIGHEST ($)     ($000s)        (%)          HIGHEST (%)       HIGHEST (%)
                                               ------  -------------  ----------  -------------  ----------------  -----------------
LMPVPI Large Cap Growth                  2007      --  1.389 - 1.440        --           --         1.45 - 2.35        3.89 - 4.20
   Subaccount (Class I) (a)              2006     934  1.337 - 1.382     1,274           --         1.45 - 2.35        1.83 - 2.75
                                         2005   1,032  1.313 - 1.345     1,376         0.02         1.45 - 2.35        2.74 - 3.70
                                         2004   1,032  1.278 - 1.297     1,331         0.21         1.45 - 2.35     (3.80) - 12.60
                                         2003     400  1.304 - 1.309       522           --         1.45 - 2.05      12.18 - 17.55

LMPVPII Aggressive Growth                2007      --  1.624 - 1.683        --           --         1.45 - 2.35        3.31 - 3.57
   Subaccount (Class I) (a)              2006     636  1.572 - 1.625     1,017           --         1.45 - 2.35        1.48 - 9.50
                                         2005     565  1.457 - 1.484       830           --         1.45 - 2.15        7.61 - 8.32
                                         2004     452  1.354 - 1.370       615           --         1.45 - 2.15        3.44 - 7.54
                                         2003     161  1.270 - 1.274       205           --         1.45 - 1.95       5.56 - 16.51

LMPVPII Aggressive Growth                2007      --  1.227 - 1.640        --           --         1.50 - 2.35        3.18 - 3.47
   Subaccount (Class II) (a)             2006     999  1.187 - 1.585     1,506           --         1.50 - 2.35        8.15 - 9.13
                                         2005   1,310  1.091 - 1.453     1,822           --         1.50 - 2.35     (0.37) - 12.12
                                         2004   1,199  1.055 - 1.346     1,563           --         1.50 - 2.35        1.49 - 7.08
                                         2003     192  1.250 - 1.257       241           --         1.55 - 2.35       4.15 - 15.11

LMPVET Capital and Income
   Subaccount (Class II) (b)             2007     219  1.150 - 1.372       295         0.86         1.50 - 2.35      (0.53) - 0.00

LMPVIT Adjustable Rate                   2007     462  0.991 - 1.030       469         4.61         1.45 - 2.35    (1.00) - (0.10)
   Income Subaccount                     2006     498  1.001 - 1.031       508         4.70         1.45 - 2.35        1.62 - 2.59
                                         2005     480  0.985 - 1.005       479         3.24         1.45 - 2.35        0.00 - 0.90
                                         2004     404  0.985 - 0.996       401         1.48         1.45 - 2.35    (0.70) - (0.20)

LMPVPI Total Return                      2007      --  1.152 - 1.372        --         0.57         1.50 - 2.35        2.55 - 2.85
   Subaccount (Class II) (a)             2006     365  1.121 - 1.334       480         1.77         1.50 - 2.35     (0.71) - 10.60
                                         2005     330  1.141 - 1.207       395         1.56         1.50 - 2.35        0.60 - 1.41
                                         2004     375  1.129 - 1.191       444         1.78         1.50 - 2.35        4.44 - 6.82
                                         2003     142  1.109 - 1.115       158         0.57         1.55 - 2.35        5.20 - 8.09

Lord Abbett Growth and Income            2007      --  1.229 - 1.689        --           --         1.45 - 2.35        3.69 - 3.95
   Subaccount (Class VC) (a)             2006     991  1.184 - 1.625     1,584         1.23         1.45 - 2.35      14.58 - 15.58
                                         2005   1,046  1.028 - 1.406     1,454         1.03         1.45 - 2.35        0.81 - 6.64
                                         2004     886  1.361 - 1.381     1,216         1.12         1.45 - 2.35       8.27 - 11.01
                                         2003     360  1.240 - 1.244       446         1.30         1.45 - 1.95      14.48 - 15.89

Lord Abbett Mid-Cap Value                2007      --  1.932 - 2.003        --           --         1.45 - 2.35       9.90 - 10.30
   Subaccount (Class VC) (a)             2006   1,283  1.758 - 1.816     2,297         0.49         1.45 - 2.35       9.67 - 10.60
                                         2005   1,333  1.603 - 1.642     2,164         0.49         1.45 - 2.35        5.74 - 7.15
                                         2004   1,017  1.516 - 1.539     1,555         0.46         1.45 - 2.35      14.93 - 22.24
                                         2003     218  1.253 - 1.259       273         1.06         1.45 - 2.15      13.27 - 15.82

MIST Batterymarch Mid-Cap Stock          2007     371  1.727 - 1.801       656         0.30         1.45 - 2.35        3.60 - 4.53
   Subaccount (Class A)                  2006     371  1.667 - 1.723       631           --         1.45 - 2.35    (5.23) - (4.70)

MIST BlackRock High Yield                2007     948  1.283 - 1.338     1,247         8.75         1.34 - 2.24        0.39 - 1.29
   Subaccount (Class A)                  2006     969  1.278 - 1.321     1,263           --         1.45 - 2.35        4.93 - 5.51

MIST BlackRock Large-Cap Core
   Subaccount (Class E) (b)              2007     324  1.661 - 1.732       545           --         1.45 - 2.35      (0.60) - 0.00

                                                       AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  --------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                UNITS    LOWEST TO    NET ASSETS   INCOME RATIO      LOWEST TO         LOWEST TO
                                               (000s)   HIGHEST ($)     ($000s)        (%)          HIGHEST (%)       HIGHEST (%)
                                               ------  -------------  ----------  -------------  ----------------  -----------------
MIST BlackRock Large-Cap Core            2007     --   1.671 - 1.732        --         0.68         1.45 - 2.35         4.63 - 4.91
   Subaccount (Class A) (a)              2006     360  1.597 - 1.651       583           --         1.45 - 2.35         5.34 - 5.97

MIST Dreman Small-Cap Value              2007      20  1.158 - 1.170        24           --         1.45 - 1.85     (2.85) - (2.34)
   Subaccount (Class A)                  2006       9  1.192 - 1.198        10         1.00         1.45 - 1.85        6.43 - 12.70

MIST Harris Oakmark International        2007     455  1.318 - 1.933       862         0.94         1.44 - 2.34     (3.19) - (2.28)
   Subaccount (Class A)                  2006     473  1.354 - 1.978       923           --         1.41 - 2.31        9.68 - 10.32

MIST Janus Forty                         2007     376  2.112 - 2.183       810         0.17         1.45 - 2.15       27.61 - 28.56
   Subaccount (Class A)                  2006     400  1.655 - 1.698       671           --         1.45 - 2.15         2.16 - 2.66

MIST Lazard Mid-Cap
   Subaccount (Class B)                  2007      --          1.085        --           --                1.45             (12.29)

MIST Legg Mason Partners Managed         2007      66  1.213 - 1.226        81         2.24         1.85 - 2.15         4.12 - 4.34
   Assets Subaccount (Class A)           2006      46  1.165 - 1.175        54           --         1.85 - 2.15         5.33 - 5.57

MIST Lord Abbett Bond Debenture          2007   1,036  1.336 - 1.394     1,412         5.63         1.45 - 2.35         4.38 - 5.37
   Subaccount (Class A)                  2006   1,259  1.280 - 1.323     1,641           --         1.45 - 2.35         4.23 - 4.85

MIST Lord Abbett Growth and Income       2007   4,274  1.089 - 1.105     4,697         0.68         1.20 - 2.10       (2.16) - 2.41
   Subaccount (Class B)                  2006   3,328  1.074 - 1.079     3,583           --         1.20 - 1.90         7.29 - 7.79

MIST Lord Abbett Mid-Cap Value           2007   1,968  1.048 - 1.064     2,080         0.01         1.45 - 2.35    (10.58) - (0.84)
   Subaccount (Class B)                  2006      19  1.070 - 1.073        21           --         1.45 - 1.85        8.93 - 11.34

MIST Met/AIM Capital Appreciation        2007     465  1.538 - 1.604       730         0.09         1.45 - 2.35        9.31 - 10.32
   Subaccount (Class A)                  2006     415  1.407 - 1.454       592         0.18         1.45 - 2.35     (1.68) - (1.09)

MIST Met/AIM Capital Appreciation
   Subaccount (Class E) (b)              2007     805  1.280 - 1.574     1,163           --         1.50 - 2.35         2.57 - 3.11

MIST Met/AIM Small Cap Growth            2007      21  1.270 - 1.283        27           --         1.45 - 1.85       (1.76) - 9.29
   Subaccount (Class A)                  2006       2          1.162         2           --                1.85              (0.94)

MIST MFS Research International
   Subaccount (Class B) (b)              2007     122  2.241 - 2.337       280           --         1.45 - 2.35         1.13 - 4.56

MIST MFS Value Subaccount (Class A)      2007     414  1.443 - 1.481       606           --         1.45 - 2.15         5.33 - 6.09
                                         2006     296  1.370 - 1.396       409         1.31         1.45 - 2.15       10.13 - 10.62

MIST Neuberger Berman Real Estate        2007   1,765  1.010 - 1.026     1,798         1.09         1.45 - 2.35   (16.80) - (15.97)
   Subaccount (Class A)                  2006   1,933  1.214 - 1.221     2,354           --         1.45 - 2.35       21.04 - 21.73

MIST Oppenheimer Capital Appreciation    2007     882  1.119 - 1.135       996           --         1.50 - 2.35       11.57 - 12.50
   Subaccount (Class B)                  2006   1,085  1.003 - 1.009     1,092           --         1.50 - 2.35         0.91 - 1.51

MIST PIMCO Inflation Protected Bond
   Subaccount (Class A) (b)              2007   1,610  1.169 - 1.220     1,929           --         1.45 - 2.35         5.70 - 6.46

MIST Pioneer Fund Subaccount (Class A)   2007      75  1.561 - 1.613       119         0.85         1.45 - 2.15         2.76 - 3.46
                                         2006      72  1.519 - 1.559       110           --         1.45 - 2.15         7.12 - 7.67

                                                       AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  --------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                UNITS    LOWEST TO    NET ASSETS   INCOME RATIO      LOWEST TO         LOWEST TO
                                               (000s)   HIGHEST ($)     ($000s)        (%)          HIGHEST (%)       HIGHEST (%)
                                               ------  -------------  ----------  -------------  ----------------  -----------------
MIST Pioneer Mid-Cap Value               2007      --  1.229 - 1.237        --         0.13         1.45 - 1.85      10.32 - 10.45
   Subaccount (Class A) (a)              2006      12  1.114 - 1.120        13         0.24         1.45 - 1.85        5.09 - 5.36

MIST Pioneer Strategic Income            2007     451  1.191 - 1.223       541         0.65         1.45 - 2.15        4.29 - 5.16
   Subaccount (Class A)                  2006     401  1.142 - 1.163       461         4.41         1.45 - 2.15        3.25 - 3.65

MIST Third Avenue Small Cap Value        2007   2,730  0.970 - 0.984     2,672         0.73         1.45 - 2.35    (5.27) - (4.47)
   Subaccount (Class B)                  2006   2,020  1.024 - 1.030     2,075           --         1.45 - 2.35        2.09 - 2.69

MSF BlackRock Aggressive Growth          2007     438  1.741 - 1.799       775           --         1.45 - 2.15      17.79 - 18.67
   Subaccount (Class D)                  2006     464  1.478 - 1.516       694           --         1.45 - 2.15    (2.70) - (2.32)

MSF BlackRock Bond Income                2007   1,259  1.073 - 1.119     1,389         3.38         1.45 - 2.35        3.87 - 4.78
   Subaccount (Class A)                  2006   1,474  1.033 - 1.068     1,556           --         1.45 - 2.35        3.30 - 3.99

MSF BlackRock Money Market               2007   3,217  1.030 - 1.075     3,410         4.93         1.45 - 2.35        0.47 - 3.56
   Subaccount (Class A)                  2006   1,654  1.004 - 1.039     1,695         3.31         1.45 - 2.35        1.48 - 2.37

MSF FI Large Cap                         2007     372  1.375 - 1.434       525         0.16         1.45 - 2.35        1.55 - 2.43
   Subaccount (Class A)                  2006     397  1.354 - 1.400       548           --         1.45 - 2.35        0.82 - 1.52

MSF FI Value Leaders                     2007   1,259  1.463 - 1.526     1,891         0.84         1.45 - 2.35        1.67 - 2.55
   Subaccount (Class D)                  2006   1,331  1.439 - 1.488     1,954           --         1.45 - 2.35        2.06 - 2.69

MSF MetLife Aggressive Allocation        2007      18  1.071 - 1.080        20         0.06         1.45 - 1.95        1.23 - 1.79
   Subaccount (Class B)                  2006      18  1.058 - 1.061        19           --         1.45 - 1.95       5.69 - 12.55

MSF MetLife Conservative to Moderate     2007     144  1.076 - 1.083       156           --         1.55 - 1.95        2.77 - 3.14
   Allocation Subaccount (Class B)       2006      86  1.047 - 1.050        90           --         1.55 - 1.95        2.85 - 4.79

MSF MetLife Moderate Allocation          2007     415  1.073 - 1.086       447         0.01         1.45 - 2.15      (0.19) - 2.84
   Subaccount (Class B)                  2006     278  1.052 - 1.056       293           --         1.45 - 1.95       4.99 - 10.81

MSF MetLife Moderate to Aggressive       2007     535  1.074 - 1.085       577         0.04         1.45 - 2.05      (3.21) - 1.89
   Allocation Subaccount (Class B)       2006     636  1.056 - 1.058       672           --         1.85 - 2.05        5.39 - 5.59

MSF MFS Total Return
   Subaccount (Class B) (b)              2007     194  0.975 - 0.980       189           --         1.50 - 2.20      (2.68) - 1.03

MSF MFS Total Return                     2007   4,144  1.141 - 1.425     5,804         1.99         1.45 - 2.35        1.79 - 2.67
   Subaccount (Class F)                  2006   4,364  1.115 - 1.388     5,973           --         1.45 - 2.35        6.33 - 6.93

MSF Oppenheimer Global Equity            2007   5,083  1.085 - 1.102     5,563         0.88         1.45 - 2.35        3.73 - 4.75
   Subaccount (Class B)                  2006   5,431  1.046 - 1.052     5,698           --         1.34 - 2.29        5.02 - 5.62

MSF T. Rowe Price Large Cap Growth       2007     135  1.134 - 1.151       154         0.20         1.45 - 2.35        6.68 - 7.57
   Subaccount (Class B)                  2006     130  1.063 - 1.070       139           --         1.45 - 2.35        6.51 - 7.21

MSF Western Asset Management High        2007      --  1.168 - 1.200        --        10.15         1.45 - 2.35        3.55 - 3.82
   Yield Bond Subaccount (Class A) (a)   2006     334  1.128 - 1.156       383           --         1.45 - 2.35        5.72 - 6.37

MSF Western Asset Management U.S.        2007     217  1.084 - 1.109       238         1.96         1.30 - 1.90        1.96 - 3.07
   Government Subaccount (Class A)       2006      94  1.059 - 1.076       100           --         1.30 - 1.90        3.12 - 3.56

                                                       AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  --------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                UNITS    LOWEST TO    NET ASSETS   INCOME RATIO      LOWEST TO         LOWEST TO
                                               (000s)   HIGHEST ($)     ($000s)        (%)          HIGHEST (%)       HIGHEST (%)
                                               ------  -------------  ----------  -------------  ----------------  -----------------
PIMCO VIT Real Return                    2007      --  1.105 - 1.146        --         1.55         1.45 - 2.35        1.75 - 2.05
   Subaccount (Administrative Class)
      (a)                                2006   1,733  1.086 - 1.123     1,921         4.23         1.45 - 2.35    (1.63) - (0.71)
                                         2005   1,942  1.104 - 1.131     2,176         2.79         1.45 - 2.35      (0.27) - 1.47
                                         2004   1,681  1.107 - 1.124     1,879         1.03         1.45 - 2.35        5.93 - 7.35
                                         2003     683  1.042 - 1.047       713         0.39         1.45 - 2.15      (1.88) - 3.16

PIMCO VIT Total Return                   2007   4,020  1.113 - 1.161     4,600         4.80         1.45 - 2.35        6.20 - 7.20
   Subaccount (Administrative Class)     2006   4,308  1.048 - 1.083     4,615         4.42         1.45 - 2.35        1.45 - 2.36
                                         2005   4,437  1.033 - 1.058     4,659         3.42         1.45 - 2.35      (0.38) - 0.95
                                         2004   4,177  1.032 - 1.048     4,359         1.90         1.45 - 2.35      (0.10) - 3.35
                                         2003   2,867  1.009 - 1.014     2,903         1.47         1.45 - 2.15      (1.55) - 2.96

Pioneer America Income VCT               2007      --  1.029 - 1.082        --         3.95         1.50 - 2.35        3.11 - 3.84
   Subaccount (Class II) (c)             2006     986  0.998 - 1.044     1,009         4.42         1.50 - 2.35        0.71 - 1.66
                                         2005   1,251  0.991 - 1.032     1,262         4.43         1.50 - 2.35      (0.60) - 0.20
                                         2004     998  0.997 - 1.035     1,009         5.07         1.50 - 2.35      (0.10) - 1.41
                                         2003     222  0.990 - 0.996       220         2.09         1.55 - 2.35      (0.90) - 1.64

Pioneer Bond VCT
   Subaccount (Class II) (d)             2007     910  1.090 - 1.092       993         0.65         1.50 - 2.35        9.00 - 9.20

Pioneer Cullen Value VCT                 2007   1,078  1.283 - 1.314     1,403         0.83         1.50 - 2.35        1.90 - 4.79
   Subaccount (Class II)                 2006   1,019  1.235 - 1.254     1,269         0.46         1.50 - 2.35      14.46 - 15.47
                                         2005     190  1.079 - 1.086       205           --         1.50 - 2.35        1.59 - 7.95

Pioneer Emerging Markets VCT             2007     300  3.247 - 4.474     1,203         0.35         1.50 - 2.35      39.12 - 40.29
   Subaccount (Class II)                 2006     317  2.325 - 3.190       882         0.34         1.50 - 2.35      32.39 - 33.47
                                         2005     496  1.751 - 2.391     1,059         0.44         1.50 - 2.35      32.31 - 35.56
                                         2004     343  1.298 - 1.765       540         0.73         1.50 - 2.35       5.36 - 16.89
                                         2003      99  1.504 - 1.510       149           --         1.55 - 2.15       8.26 - 35.19

Pioneer Equity Income VCT                2007   1,331  1.363 - 1.703     2,179         2.32         1.50 - 2.35    (6.52) - (0.96)
   Subaccount (Class II)                 2006   1,256  1.387 - 1.720     2,086         2.30         1.50 - 2.35      19.29 - 20.32
                                         2005   1,536  1.161 - 1.430     2,134         2.11         1.50 - 2.35        0.26 - 4.00
                                         2004   1,412  1.127 - 1.377     1,900         2.25         1.50 - 2.35     (0.18) - 14.27
                                         2003     835  1.199 - 1.205     1,005         2.02         1.55 - 2.35      10.28 - 11.78

Pioneer Equity Opportunity VCT
   Subaccount (Class II) (c)             2007      --          1.377        --         0.25                1.55             (2.96)

Pioneer Fund VCT                         2007   4,880  1.233 - 1.633     7,320         1.08         1.50 - 2.35        0.08 - 3.22
   Subaccount (Class II) (d)             2006   2,916  1.198 - 1.583     4,352         1.10         1.50 - 2.35     (0.91) - 14.68
                                         2005   3,134  1.134 - 1.382     4,101         1.14         1.50 - 2.35        3.44 - 5.58
                                         2004   2,543  1.093 - 1.324     3,301         1.05         1.50 - 2.35        2.41 - 9.15
                                         2003     774  1.206 - 1.213       936         0.77         1.55 - 2.35       6.41 - 12.19

Pioneer Global High Yield VCT            2007     196  1.133 - 1.156       224         8.16         1.50 - 2.20      (1.95) - 0.52
   Subaccount (Class II)                 2006      70  1.132 - 1.148        80         7.28         1.55 - 2.35        3.64 - 9.92
                                         2005      19          1.038        20         1.70                1.90               0.48

Pioneer High Yield VCT                   2007   2,458  1.181 - 1.357     3,262         5.08         1.50 - 2.35      (0.67) - 4.05
   Subaccount (Class II)                 2006   3,132  1.150 - 1.305     4,022         5.31         1.50 - 2.35        5.67 - 6.62
                                         2005   3,420  1.084 - 1.224     4,135         5.25         1.50 - 2.35      (0.66) - 4.50
                                         2004   4,427  1.126 - 1.223     5,373         5.12         1.50 - 2.35        0.80 - 6.07
                                         2003   2,446  1.146 - 1.153     2,814         3.32         1.55 - 2.35        6.89 - 8.47

                                                       AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  --------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                UNITS    LOWEST TO    NET ASSETS   INCOME RATIO      LOWEST TO         LOWEST TO
                                               (000s)   HIGHEST ($)     ($000s)        (%)          HIGHEST (%)       HIGHEST (%)
                                               ------  -------------  ----------  -------------  ----------------  -----------------
Pioneer Ibbotson Aggressive Allocation   2007     463  1.250 - 1.266       584         1.28         1.55 - 2.00         3.05 - 3.60
   VCT Subaccount (Class II)             2006     355  1.213 - 1.222       433         0.18         1.55 - 2.00        8.70 - 12.63
                                         2005     441  1.081 - 1.085       477           --         1.55 - 2.00         2.75 - 9.93

Pioneer Ibbotson Growth Allocation VCT   2007   3,201  1.092 - 1.232     3,873         0.88         1.50 - 2.75       (5.01) - 4.06
   Subaccount (Class II)                 2006   1,240  1.165 - 1.182     1,453         0.18         1.55 - 2.35        6.08 - 12.25
                                         2005     388  1.058 - 1.065       412           --         1.55 - 2.35         1.15 - 4.33

Pioneer Ibbotson Moderate Allocation     2007   2,474  1.084 - 1.192     2,888         1.06         1.50 - 2.55       (3.28) - 4.10
   VCT Subaccount (Class II)             2006   1,909  1.054 - 1.145     2,149         0.38         1.50 - 2.35       (0.26) - 8.67
                                         2005     172  1.044 - 1.049       180           --         1.75 - 2.35         1.16 - 4.80

Pioneer Independence VCT                 2007     424  1.156 - 1.394       564           --         1.50 - 2.35         4.92 - 5.86
   Subaccount (Class II)                 2006     511  1.095 - 1.318       648           --         1.50 - 2.35         6.49 - 7.37
                                         2005     658  1.023 - 1.228       785         0.64         1.50 - 2.35       (1.45) - 1.66
                                         2004     629  1.088 - 1.208       748           --         1.50 - 2.35         1.87 - 6.21
                                         2003     414  1.148 - 1.154       476           --         1.55 - 2.35         3.24 - 7.15

Pioneer International Value VCT          2007     341  1.766 - 2.296       743         0.28         1.50 - 2.35        6.00 - 11.56
   Subaccount (Class II)                 2006     278  1.591 - 2.059       541         0.24         1.50 - 2.35       19.76 - 20.77
                                         2005     601  1.324 - 1.706     1,000         0.07         1.50 - 2.35       12.76 - 14.78
                                         2004     425  1.173 - 1.504       625         0.40         1.50 - 2.15        0.17 - 19.77
                                         2003     227  1.285 - 1.290       292           --         1.55 - 2.15       10.56 - 19.67

Pioneer Mid Cap Value VCT                2007   1,068  1.362 - 1.929     1,979         0.58         1.50 - 2.35         2.88 - 3.77
   Subaccount (Class II)                 2006   1,098  1.322 - 1.859     1,961           --         1.50 - 2.35        9.65 - 10.56
                                         2005   1,993  1.061 - 1.682     3,070         0.23         1.50 - 2.35       (0.47) - 9.28
                                         2004   1,502  1.146 - 1.587     2,318         0.26         1.50 - 2.35        0.70 - 19.86
                                         2003     457  1.317 - 1.324       603         0.02         1.55 - 2.35       13.34 - 20.47

Pioneer Oak Ridge Large Cap Growth VCT   2007     506  1.214 - 1.260       630         0.19         1.50 - 2.35         5.63 - 6.51
   Subaccount (Class II)                 2006     566  1.146 - 1.183       664         0.03         1.50 - 2.35         0.43 - 1.28
                                         2005     465  1.137 - 1.168       540         0.14         1.50 - 2.35         3.68 - 8.09
                                         2004     255  1.088 - 1.096       279           --         1.50 - 2.35        4.82 - 14.76

Pioneer Real Estate Shares VCT           2007     188  1.552 - 2.035       364         2.49         1.50 - 2.35   (20.96) - (20.30)
   Subaccount (Class II)                 2006     264  1.962 - 2.555       653         2.30         1.50 - 2.35       33.32 - 34.46
                                         2005     398  1.470 - 1.901       717         3.10         1.50 - 2.35        2.80 - 15.80
                                         2004     353  1.311 - 1.681       565         3.84         1.50 - 2.35        0.92 - 33.31
                                         2003     139  1.254 - 1.261       175         3.93         1.55 - 2.35       12.87 - 16.44

Pioneer Small and Mid Cap Growth VCT     2007     --   1.292 - 1.391        --           --         1.50 - 2.15       17.58 - 18.28
   Subaccount (Class II) (c)             2006     260  1.097 - 1.176       303           --         1.50 - 2.35         5.32 - 6.23
                                         2005     295  1.038 - 1.107       325           --         1.50 - 2.35         2.16 - 5.05
                                         2004     173  1.012 - 1.074       185           --         1.50 - 2.35      (0.83) - 11.18

Pioneer Small Cap Value VCT              2007     521  1.132 - 1.797       893         0.49         1.50 - 2.35     (9.37) - (3.08)
   Subaccount (Class II)                 2006     483  1.579 - 1.966       909           --         1.50 - 2.35        7.16 - 12.44
                                         2005     651  1.410 - 1.749     1,105           --         1.50 - 2.35         8.56 - 9.46
                                         2004     527  1.293 - 1.599       821           --         1.50 - 2.35        3.93 - 18.01
                                         2003     171  1.348 - 1.355       231           --         1.55 - 2.35        6.70 - 12.87

                                                       AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  --------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                UNITS    LOWEST TO    NET ASSETS   INCOME RATIO      LOWEST TO         LOWEST TO
                                               (000s)   HIGHEST ($)     ($000s)        (%)          HIGHEST (%)       HIGHEST (%)
                                               ------  -------------  ----------  -------------  ----------------  -----------------
Pioneer Strategic Income VCT             2007   2,803  1.187 - 1.301     3,558         5.16         1.50 - 2.35        3.64 - 4.55
   Subaccount (Class II)                 2006   2,527  1.144 - 1.245     3,085         5.17         1.50 - 2.35        3.15 - 4.68
                                         2005   2,471  1.101 - 1.190     2,899         5.57         1.50 - 2.35      (0.27) - 1.21
                                         2004   2,127  1.100 - 1.179     2,482         5.69         1.50 - 2.35        1.38 - 8.26
                                         2003     338  1.084 - 1.089       367         2.88         1.55 - 2.35        4.71 - 7.64

Pioneer Value VCT                        2007      --  1.245 - 1.528        --         2.74         1.50 - 2.35      (0.54) - 0.14
   Subaccount (Class II) (c)             2006   2,311  1.251 - 1.526     3,243         0.10         1.50 - 2.35      12.36 - 13.37
                                         2005   1,029  1.112 - 1.347     1,332         0.09         1.50 - 2.35        1.65 - 3.07
                                         2004     953  1.088 - 1.307     1,210         0.05         1.50 - 2.35        2.84 - 9.65
                                         2003     424  1.185 - 1.192       505         0.04         1.55 - 2.35       6.54 - 11.19

Putnam VT International Equity           2007      --  2.174 - 2.235        --         2.88         1.45 - 2.15        8.07 - 8.28
   Subaccount (Class IB) (a)             2006      87  2.011 - 2.064       176         0.64         1.45 - 2.15      24.98 - 25.93
                                         2005      94  1.609 - 1.639       153         1.44         1.45 - 2.15       9.83 - 10.59
                                         2004      92  1.465 - 1.482       135         1.33         1.45 - 2.15      11.92 - 14.53
                                         2003      67  1.289 - 1.294        87           --         1.45 - 2.05       2.78 - 23.42

Putnam VT Small Cap Value                2007      --  2.238 - 2.319        --         0.55         1.45 - 2.35        6.52 - 6.82
   Subaccount (Class IB) (a)             2006     583  2.101 - 2.171     1,251         0.32         1.45 - 2.35      14.62 - 15.60
                                         2005     691  1.833 - 1.878     1,286         0.17         1.45 - 2.35        4.56 - 5.51
                                         2004     579  1.753 - 1.780     1,024         0.32         1.45 - 2.35      23.28 - 24.39
                                         2003     296  1.422 - 1.431       422           --         1.45 - 2.35      12.89 - 25.97

Van Kampen LIT Comstock                  2007   1,945  1.582 - 1.650     3,152         1.57         1.45 - 2.35    (4.64) - (3.73)
   Subaccount (Class II)                 2006   2,015  1.659 - 1.714     3,403         1.28         1.45 - 2.35      13.40 - 14.34
                                         2005   2,108  1.152 - 1.499     3,125         0.90         1.45 - 2.35        1.67 - 2.95
                                         2004   1,845  1.439 - 1.461     2,677         0.66         1.45 - 2.35      10.66 - 15.77
                                         2003     978  1.257 - 1.262     1,231           --         1.45 - 2.05       7.59 - 15.29

Van Kampen LIT Enterprise                2007     196  1.473 - 1.480       290         0.15         1.85 - 1.95      10.25 - 10.37
   Subaccount (Class II)                 2006     203  1.336 - 1.341       272         0.20         1.85 - 1.95        4.70 - 5.26
                                         2005     238  1.276 - 1.293       305         0.47         1.45 - 1.95        5.80 - 6.33
                                         2004     247  1.206 - 1.216       298         0.14         1.45 - 1.95        1.77 - 2.27
                                         2003     275  1.185 - 1.189       326           --         1.45 - 1.95       8.72 - 11.33

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                     This page is intentionally left blank.

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                 AIM V.I.             AIM V.I.            AMERICAN FUNDS
                                           MID CAP CORE EQUITY  CAPITAL APPRECIATION      GLOBAL GROWTH
                                                SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                               (SERIES II)           (SERIES II)            (CLASS 2)
                                           -------------------  --------------------  --------------------
                                              2007      2006     2007 (a)     2006       2007       2006
                                           ---------  --------  ---------  ---------  ---------  ---------
Accumulation units beginning of year         624,496  685,866     840,423   903,579   1,841,576  1,777,357
Accumulation units issued and
   transferred from other funding options     13,721   14,057       3,774    41,635     203,514    207,937
Accumulation units redeemed and
   transferred to other funding options     (117,866) (75,427)   (844,197) (104,791)   (265,060)  (143,718)
                                            --------  -------    --------  --------   ---------  ---------
Accumulation units end of year               520,351  624,496          --   840,423   1,780,030  1,841,576
                                            ========  =======    ========  ========   =========  =========

                                               DREYFUS VIF                              FIDELITY VIP DYNAMIC
                                           DEVELOPING LEADERS  FIDELITY VIP CONTRAFUND  CAPITAL APPRECIATION
                                               SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                            (INITIAL SHARES)      (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                           ------------------  -----------------------  --------------------
                                             2007      2006         2007       2006         2007    2006
                                           --------  -------     ---------  ---------      ------  ------
Accumulation units beginning of year        490,712  501,269     1,730,797  1,621,237      75,210  79,079
Accumulation units issued and
   transferred from other funding options    19,911   15,561       108,511    280,077       3,571   5,884
Accumulation units redeemed and
   transferred to other funding options     (64,669) (26,118)     (160,484)  (170,517)     (2,250) (9,753)
                                            -------  -------     ---------  ---------      ------  ------
Accumulation units end of year              445,954  490,712     1,678,824  1,730,797      76,531  75,210
                                            =======  =======     =========  =========      ======  ======

                                                  FTVIPT TEMPLETON          FTVIPT TEMPLETON         JANUS ASPEN
                                           DEVELOPING MARKETS SECURITIES   FOREIGN SECURITIES   GLOBAL LIFE SCIENCES
                                                     SUBACCOUNT                SUBACCOUNT            SUBACCOUNT
                                                     (CLASS 2)                  (CLASS 2)         (SERVICE SHARES)
                                           -----------------------------  --------------------  --------------------
                                                  2007      2006             2007       2006        2007     2006
                                                --------  -------         ---------  ---------    -------  -------
Accumulation units beginning of year             642,739  626,544         2,324,856  2,306,525     55,772   72,841
Accumulation units issued and
   transferred from other funding options         43,992  103,523           103,200    197,253        219      430
Accumulation units redeemed and
   transferred to other funding options         (102,896) (87,328)         (209,004)  (178,922)   (38,084) (17,499)
                                                --------  -------         ---------  ---------    -------  -------
Accumulation units end of year                   583,835  642,739         2,219,052  2,324,856     17,907   55,772
                                                ========  =======         =========  =========    =======  =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                                                     AMERICAN FUNDS
                                           AMERICAN FUNDS GROWTH      GROWTH-INCOME     DREYFUS VIF APPRECIATION
                                                 SUBACCOUNT            SUBACCOUNT              SUBACCOUNT
                                                 (CLASS 2)              (CLASS 2)           (INITIAL SHARES)
                                           ---------------------  --------------------  ------------------------
                                              2007       2006        2007       2006          2007     2006
                                           ---------  ---------   ---------  ---------      -------  -------
Accumulation units beginning of year       5,715,687  5,700,431   6,243,703  6,130,012      380,611  437,227
Accumulation units issued and
   transferred from other funding options    153,906    419,335     311,229    343,508        1,544    6,438
Accumulation units redeemed and
   transferred to other funding options     (544,391)  (404,079)   (653,902)  (229,817)      (9,678) (63,054)
                                           ---------  ---------   ---------  ---------      -------  -------
Accumulation units end of year             5,325,202  5,715,687   5,901,030  6,243,703      372,477  380,611
                                           =========  =========   =========  =========      =======  =======

                                                                                                  FTVIPT
                                                                  FTVIPT FRANKLIN RISING  FRANKLIN SMALL-MID CAP
                                            FIDELITY VIP MID CAP   DIVIDENDS SECURITIES      GROWTH SECURITIES
                                                 SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                             (SERVICE CLASS 2)           (CLASS 2)               (CLASS 2)
                                           ---------------------  ----------------------  ----------------------
                                              2007       2006        2007        2006         2007       2006
                                           ---------  ---------    ---------  ---------    ---------  ---------
Accumulation units beginning of year       1,150,268  1,251,422    1,487,894  1,729,048    1,088,284  1,602,242
Accumulation units issued and
   transferred from other funding options     97,435    147,214      172,617     63,633      175,073     29,561
Accumulation units redeemed and
   transferred to other funding options     (119,717)  (248,368)    (204,409)  (304,787)    (302,695)  (543,519)
                                           ---------  ---------    ---------  ---------    ---------  ---------
Accumulation units end of year             1,127,986  1,150,268    1,456,102  1,487,894      960,662  1,088,284
                                           =========  =========    =========  =========    =========  =========

                                              JANUS ASPEN        JANUS ASPEN          LMPVET
                                           GLOBAL TECHNOLOGY  WORLDWIDE GROWTH  AGGRESSIVE GROWTH
                                               SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                            (SERVICE SHARES)  (SERVICE SHARES)      (CLASS I)
                                           -----------------  ----------------  -----------------
                                              2007    2006      2007    2006     2007 (b)   2006
                                            -------  ------    ------  ------   ---------  ------
Accumulation units beginning of year         67,846  65,832    53,092  50,801         --     --
Accumulation units issued and
   transferred from other funding options     4,918   6,954     7,943   5,724    637,687     --
Accumulation units redeemed and
   transferred to other funding options     (14,035) (4,940)   (5,661) (3,433)   (64,047)    --
                                            -------  ------    ------  ------    -------    ---
Accumulation units end of year               58,729  67,846    55,374  53,092    573,640     --
                                            =======  ======    ======  ======    =======    ===

                                                 LMPVET
                                           AGGRESSIVE GROWTH  LMPVET APPRECIATION   LMPVET EQUITY INDEX
                                               SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                               (CLASS II)          (CLASS I)            (CLASS II)
                                           -----------------  -------------------  --------------------
                                           2007 (b)   2006       2007 (b)  2006       2007       2006
                                           ---------  ----       --------  ----    ---------  ---------
Accumulation units beginning of year              --    --            --     --    1,071,448  1,229,422
Accumulation units issued and
   transferred from other funding options  1,164,226    --       330,180     --       24,517     12,536
Accumulation units redeemed and
   transferred to other funding options      (65,006)   --       (12,706)    --      (64,053)  (170,510)
                                           ---------   ---       -------    ---    ---------  ---------
Accumulation units end of year             1,099,220    --       317,474     --    1,031,912  1,071,448
                                           =========   ===       =======    ===    =========  =========

                                                LMPVET
                                           SMALL CAP GROWTH                             LMPVPI ALL CAP
                                              SUBACCOUNT     LMPVET SOCIAL AWARENESS      SUBACCOUNT
                                               (CLASS I)            SUBACCOUNT             (CLASS I)
                                           ----------------  -----------------------  -----------------
                                             2007     2006         2007    2006       2007 (a)    2006
                                           -------  -------       ------  ------      --------  -------
Accumulation units beginning of year       892,880  904,944       73,369  73,931       794,287  798,644
Accumulation units issued and
   transferred from other funding options    9,538   71,284           20   1,304         5,729   77,486
Accumulation units redeemed and
   transferred to other funding options    (61,929) (83,348)      (2,249) (1,866)     (800,016) (81,843)
                                           -------  -------       ------  ------      --------  -------
Accumulation units end of year             840,489  892,880       71,140  73,369            --  794,287
                                           =======  =======       ======  ======      ========  =======

                                                LMPVPII               LMPVPII               LMPVET
                                           AGGRESSIVE GROWTH     AGGRESSIVE GROWTH    CAPITAL AND INCOME
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                               (CLASS I)            (CLASS II)            (CLASS II)
                                           -----------------  ---------------------  -------------------
                                           2007 (a)    2006     2007 (a)     2006       2007 (b)  2006
                                           --------  -------  ----------  ---------     --------  ----
Accumulation units beginning of year        635,795  564,894     998,779  1,309,880           --    --
Accumulation units issued and
   transferred from other funding options     6,248  110,341      34,793     33,672      368,880    --
Accumulation units redeemed and
   transferred to other funding options    (642,043) (39,440) (1,033,572)  (344,773)    (150,359)   --
                                           --------  -------  ----------  ---------     --------  ----
Accumulation units end of year                   --  635,795          --    998,779      218,521    --
                                           ========  =======  ==========  =========     ========  ====

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                                 LMPVET                              LMPVET
                                           FUNDAMENTAL VALUE  LMPVET INVESTORS  LARGE CAP GROWTH
                                               SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                               (CLASS I)          (CLASS I)         (CLASS I)
                                           -----------------  ----------------  ----------------
                                             2007 (b)  2006     2007     2006    2007 (b)  2006
                                             --------  ----   -------  -------   --------  ----
Accumulation units beginning of year               --    --   660,657  679,348         --    --
Accumulation units issued and
   transferred from other funding options     814,283    --     6,139   18,505    939,589    --
Accumulation units redeemed and
   transferred to other funding options      (105,331)   --   (73,861) (37,196)  (142,321)   --
                                              -------   ---   -------  -------    -------   ---
Accumulation units end of year                708,952    --   592,935  660,657    797,268    --
                                              =======   ===   =======  =======    =======   ===

                                                                  LMPVPII              LMPVPI
                                            LMPVPI ALL CAP   GROWTH AND INCOME    LARGE CAP GROWTH
                                              SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                              (CLASS II)         (CLASS I)            (CLASS I)
                                           ----------------  -----------------  --------------------
                                           2007 (a)   2006   2007 (a)    2006    2007 (a)     2006
                                           --------  ------  --------  -------  ---------  ---------
Accumulation units beginning of year         19,021  12,574   340,525  323,791    933,525  1,032,372
Accumulation units issued and
   transferred from other funding options     4,782   6,447     1,752   49,958     20,342     37,444
Accumulation units redeemed and
   transferred to other funding options     (23,803)     --  (342,277) (33,224)  (953,867)  (136,291)
                                            -------  ------  --------  -------   --------   --------
Accumulation units end of year                   --  19,021        --  340,525         --    933,525
                                            =======  ======  ========  =======   ========   ========

                                                                                              LORD ABBETT
                                                   LMPVIT          LMPVPI TOTAL RETURN    GROWTH AND INCOME
                                           ADJUSTABLE RATE INCOME       SUBACCOUNT            SUBACCOUNT
                                                 SUBACCOUNT             (CLASS II)            (CLASS VC)
                                           ----------------------  -------------------  ---------------------
                                                2007     2006       2007 (a)    2006     2007 (a)      2006
                                              -------  -------     ---------  --------  ----------  ---------
Accumulation units beginning of year          498,277  480,230       365,091   330,460     990,678  1,046,321
Accumulation units issued and
   transferred from other funding options      15,418   36,141        10,853   159,938      11,198     51,175
Accumulation units redeemed and
   transferred to other funding options       (51,472) (18,094)     (375,944) (125,307) (1,001,876)  (106,818)
                                              -------  -------     ---------  --------  ----------  ---------
Accumulation units end of year                462,223  498,277           --    365,091          --    990,678
                                              =======  =======     =========  ========  ==========  =========

                                                LORD ABBETT       MIST BATTERYMARCH     MIST BLACKROCK
                                               MID-CAP VALUE        MID-CAP STOCK         HIGH YIELD
                                                 SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                (CLASS VC)            (CLASS A)           (CLASS A)
                                           ---------------------  -----------------  -------------------
                                            2007 (a)      2006      2007     2006    2007 (b)     2006
                                           ----------  ---------  -------  -------   --------  ---------
Accumulation units beginning of year        1,283,406  1,332,785  371,466       --    968,840         --
Accumulation units issued and
   transferred from other funding options      17,554    117,114   35,972  455,368    330,323  1,119,222
Accumulation units redeemed and
   transferred to other funding options    (1,300,960)  (166,493) (36,661) (83,902)  (351,041)  (150,382)
                                           ----------  ---------  -------  -------   --------  ---------
Accumulation units end of year                     --  1,283,406  370,777  371,466    948,122    968,840
                                           ==========  =========  =======  =======   ========  =========

                                           MIST HARRIS OAKMARK                         MIST
                                              INTERNATIONAL     MIST JANUS FORTY  LAZARD MID-CAP
                                                SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                                (CLASS A)           (CLASS A)        (CLASS B)
                                           -------------------  ----------------  --------------
                                              2007      2006      2007     2006     2007   2006
                                            -------   -------   -------  -------   ------  ----
Accumulation units beginning of year        473,263        --   399,542       --       --    --
Accumulation units issued and
   transferred from other funding options    65,967   499,561    47,984  456,820    2,116    --
Accumulation units redeemed and
   transferred to other funding options     (84,372)  (26,298)  (71,733) (57,278)  (2,116)   --
                                            -------   -------   -------  -------   ------   ---
Accumulation units end of year              454,858   473,263   375,793  399,542       --    --
                                            =======   =======   =======  =======   ======   ===

                                             MIST LORD ABBETT       MIST MET/AIM          MIST MET/AIM
                                              MID-CAP VALUE     CAPITAL APPRECIATION  CAPITAL APPRECIATION
                                                SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                (CLASS B)             (CLASS A)             (CLASS E)
                                           -------------------  --------------------  --------------------
                                              2007      2006        2007     2006         2007 (b) 2006
                                           ---------   ------     -------  -------        -------  ----
Accumulation units beginning of year          19,292       --     414,991       --             --   --
Accumulation units issued and
   transferred from other funding options  2,292,238   19,303      63,420  420,183        854,018   --
Accumulation units redeemed and
   transferred to other funding options     (343,060)     (11)    (12,938)  (5,192)       (48,620)  --
                                           ---------   ------     -------  -------        -------  ---
Accumulation units end of year             1,968,470   19,292     465,473  414,991        805,398   --
                                           =========   ======     =======  =======        =======  ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                           MIST BLACKROCK    MIST BLACKROCK      MIST DREMAN
                                           LARGE-CAP CORE    LARGE-CAP CORE    SMALL-CAP VALUE
                                             SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                              (CLASS E)         (CLASS A)         (CLASS A)
                                           --------------  ------------------  ---------------
                                           2007 (b)  2006  2007 (a)    2006      2007    2006
                                           --------  ----  --------  --------   -----   -----
Accumulation units beginning of year             --    --   360,435      --      8,578     --
Accumulation units issued and
   transferred from other funding options   337,366    --       422   494,296   15,115  8,578
Accumulation units redeemed and
   transferred to other funding options     (13,715)   --  (360,857) (133,861)  (3,293)    --
                                            -------   ---  --------  --------   ------  -----
Accumulation units end of year              323,651    --        --   360,435   20,400  8,578
                                            =======   ===  ========  ========   ======  =====

                                           MIST LEGG MASON PARTNERS    MIST LORD ABBETT      MIST LORD ABBETT
                                                 MANAGED ASSETS         BOND DEBENTURE       GROWTH AND INCOME
                                                  SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                                   (CLASS A)               (CLASS A)             (CLASS B)
                                           ------------------------  --------------------  --------------------
                                                 2007    2006           2007       2006       2007       2006
                                                ------  ------       ---------  ---------  ---------  ---------
Accumulation units beginning of year            46,348      --       1,258,982         --  3,328,016         --
Accumulation units issued and
   transferred from other funding options       20,597  46,726         121,473  1,324,089  1,507,214  3,666,843
Accumulation units redeemed and
   transferred to other funding options           (515)   (378)       (344,375)   (65,107)  (561,145)  (338,827)
                                                ------  ------       ---------  ---------  ---------  ---------
Accumulation units end of year                  66,430  46,348       1,036,080  1,258,982  4,274,085  3,328,016
                                                ======  ======       =========  =========  =========  =========

                                             MIST MET/AIM    MIST MFS RESEARCH
                                           SMALL CAP GROWTH    INTERNATIONAL     MIST MFS VALUE
                                              SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                               (CLASS A)         (CLASS B)          (CLASS A)
                                           ----------------  -----------------  ----------------
                                              2007    2006     2007 (b)  2006     2007     2006
                                             ------  -----     --------  ----   -------  -------
Accumulation units beginning of year          1,900     --           --   --    295,878       --
Accumulation units issued and
   transferred from other funding options    22,095  1,900      127,578   --    155,259  326,315
Accumulation units redeemed and
   transferred to other funding options      (2,590)    --       (5,367)  --    (37,604) (30,437)
                                             ------  -----      -------  ---    -------  -------
Accumulation units end of year               21,405  1,900      122,211   --    413,533  295,878
                                             ======  =====      =======  ===    =======  =======

                                           MIST NEUBERGER BERMAN     MIST OPPENHEIMER           MIST PIMCO
                                                REAL ESTATE        CAPITAL APPRECIATION  INFLATION PROTECTED BOND
                                                 SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                                 (CLASS A)              (CLASS B)                (CLASS A)
                                           ---------------------  ---------------------  ------------------------
                                               2007       2006       2007       2006           2007 (b)  2006
                                            ---------  ---------  ---------  ----------       ---------  ----
Accumulation units beginning of year        1,932,895         --  1,085,310          --              --   --
Accumulation units issued and
   transferred from other funding options     138,393  2,203,616      2,822   2,272,982       1,858,090   --
Accumulation units redeemed and
   transferred to other funding options      (306,374)  (270,721)  (206,045) (1,187,672)       (248,404)  --
                                            ---------  ---------  ---------  ----------       ---------  ---
Accumulation units end of year              1,764,914  1,932,895    882,087   1,085,310       1,609,686   --
                                            =========  =========  =========  ==========       =========  ===

                                             MIST THIRD AVENUE     MSF BLACKROCK        MSF BLACKROCK
                                              SMALL CAP VALUE    AGGRESSIVE GROWTH       BOND INCOME
                                                SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                 (CLASS B)           (CLASS D)            (CLASS A)
                                           --------------------  -----------------  --------------------
                                             2007        2006      2007      2006      2007       2006
                                           ---------  ---------  -------   -------  ---------  ---------
Accumulation units beginning of year       2,019,654         --  463,965        --  1,473,882         --
Accumulation units issued and
   transferred from other funding options  1,317,307  2,128,128   45,979   477,315     87,484  1,585,187
Accumulation units redeemed and
   transferred to other funding options     (607,330)  (108,474) (71,760)  (13,350)  (301,951)  (111,305)
                                           ---------  ---------  -------   -------  ---------  ---------
Accumulation units end of year             2,729,631  2,019,654  438,184   463,965  1,259,415  1,473,882
                                           =========  =========  =======   =======  =========  =========

                                                MSF METLIFE       MSF METLIFE CONSERVATIVE      MSF METLIFE
                                           AGGRESSIVE ALLOCATION   TO MODERATE ALLOCATION   MODERATE ALLOCATION
                                                 SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                                 (CLASS B)                (CLASS B)              (CLASS B)
                                           ---------------------  ------------------------  -------------------
                                               2007    2006             2007    2006           2007      2006
                                              ------  ------          -------  ------        --------  -------
Accumulation units beginning of year          18,258      --           85,664      --         278,029       --
Accumulation units issued and
   transferred from other funding options         --  18,308           64,199  90,197         241,430  319,615
Accumulation units redeemed and
   transferred to other funding options          (50)    (50)          (5,451) (4,533)       (104,958) (41,586)
                                              ------  ------          -------  ------        --------  -------
Accumulation units end of year                18,208  18,258          144,412  85,664         414,501  278,029
                                              ======  ======          =======  ======        ========  =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                                                MIST PIONEER      MIST PIONEER
                                           MIST PIONEER FUND    MID-CAP VALUE   STRATEGIC INCOME
                                               SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                               (CLASS A)          (CLASS A)         (CLASS A)
                                           -----------------  ----------------  ----------------
                                             2007    2006     2007 (a)   2006     2007    2006
                                            ------  ------    --------  ------  -------  -------
Accumulation units beginning of year        71,756      --     12,038       --  401,037       --
Accumulation units issued and
   transferred from other funding options    6,218  75,314         14   12,091   85,740  472,677
Accumulation units redeemed and
   transferred to other funding options     (2,500) (3,558)   (12,052)     (53) (36,231) (71,640)
                                            ------  ------    -------   ------  -------  -------
Accumulation units end of year              75,474  71,756         --   12,038  450,546  401,037
                                            ======  ======    =======   ======  =======  =======

                                               MSF BLACKROCK
                                                MONEY MARKET      MSF FI LARGE CAP  MSF FI VALUE LEADERS
                                                 SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                 (CLASS A)            (CLASS A)           (CLASS D)
                                           ---------------------  ----------------  --------------------
                                              2007       2006       2007     2006      2007       2006
                                           ---------  ----------  -------  -------  ---------  ---------
Accumulation units beginning of year       1,654,467          --  396,592       --  1,330,523         --
Accumulation units issued and
   transferred from other funding options  2,523,779   2,800,077   10,098  487,974     63,192  1,411,514
Accumulation units redeemed and
   transferred to other funding options     (961,160) (1,145,610) (34,505) (91,382)  (134,255)   (80,991)
                                           ---------  ----------  -------  -------  ---------  ---------
Accumulation units end of year             3,217,086   1,654,467  372,185  396,592  1,259,460  1,330,523
                                           =========  ==========  =======  =======  =========  =========

                                             MSF METLIFE MODERATE
                                           TO AGGRESSIVE ALLOCATION  MSF MFS TOTAL RETURN   MSF MFS TOTAL RETURN
                                                  SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                                   (CLASS B)             (CLASS B)               (CLASS F)
                                           ------------------------  --------------------  ---------------------
                                                2007      2006          2007 (b)   2006       2007       2006
                                              --------  -------         -------    ----    ---------  ----------
Accumulation units beginning of year           635,901       --              --     --     4,363,636          --
Accumulation units issued and
   transferred from other funding options      179,041  636,063         193,872     --       256,183   5,485,470
Accumulation units redeemed and
   transferred to other funding options       (279,884)    (162)           (297)    --      (475,702) (1,121,834)
                                              --------  -------         -------    ---     ---------  ----------
Accumulation units end of year                 535,058  635,901         193,575     --     4,144,117   4,363,636
                                              ========  =======         =======    ===     =========  ==========

                                                                                       MSF WESTERN
                                              MSF OPPENHEIMER    MSF T. ROWE PRICE   ASSET MANAGEMENT
                                               GLOBAL EQUITY      LARGE CAP GROWTH    HIGH YIELD BOND
                                                SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                                 (CLASS B)           (CLASS B)          (CLASS A)
                                           --------------------  -----------------  -----------------
                                              2007       2006       2007     2006   2007 (a)    2006
                                           ---------  ---------   -------  -------  --------  -------
Accumulation units beginning of year       5,431,220         --   129,905       --   334,364       --
Accumulation units issued and
   transferred from other funding options    235,353  5,704,936    22,992  146,928        79  373,218
Accumulation units redeemed and
   transferred to other funding options     (583,706)  (273,716)  (17,771) (17,023) (334,443) (38,854)
                                           ---------  ---------   -------  -------  --------  -------
Accumulation units end of year             5,082,867  5,431,220   135,126  129,905        --  334,364
                                           =========  =========   =======  =======  ========  =======

                                                  PIONEER
                                             AMERICA INCOME VCT   PIONEER BOND VCT  PIONEER CULLEN VALUE VCT
                                                 SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                                 (CLASS II)          (CLASS II)            (CLASS II)
                                           ---------------------  ----------------  ------------------------
                                            2007 (c)      2006     2007 (d)  2006        2007       2006
                                           ----------  ---------   --------  ----     ---------  ---------
Accumulation units beginning of year          985,752  1,251,273        --    --      1,018,961    189,760
Accumulation units issued and
   transferred from other funding options      57,058     78,489   933,022    --         72,244    849,847
Accumulation units redeemed and
   transferred to other funding options    (1,042,810)  (344,010)  (22,776)   --        (12,798)   (20,646)
                                           ----------  ---------   --------  ---      ---------  ---------
Accumulation units end of year                     --    985,752   910,246    --      1,078,407  1,018,961
                                           ==========  =========   ========  ===      =========  =========

                                                                        PIONEER
                                             PIONEER FUND VCT    GLOBAL HIGH YIELD VCT  PIONEER HIGH YIELD VCT
                                                SUBACCOUNT            SUBACCOUNT              SUBACCOUNT
                                                (CLASS II)            (CLASS II)              (CLASS II)
                                           --------------------  ---------------------  ----------------------
                                            2007 (d)     2006        2007     2006          2007       2006
                                           ---------  ---------    -------  -------      ---------  ---------
Accumulation units beginning of year       2,916,059  3,133,531     70,162   19,058      3,132,491  3,419,649
Accumulation units issued and
   transferred from other funding options  2,275,224     39,685    138,968   83,503         69,297    441,421
Accumulation units redeemed and
   transferred to other funding options     (311,380)  (257,157)   (12,910) (32,399)      (744,167)  (728,579)
                                           ---------  ---------    -------  -------      ---------  ---------
Accumulation units end of year             4,879,903  2,916,059    196,220   70,162      2,457,621  3,132,491
                                           =========  =========    =======  =======      =========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                              MSF WESTERN
                                           ASSET MANAGEMENT
                                            U.S. GOVERNMENT   PIMCO VIT REAL RETURN  PIMCO VIT TOTAL RETURN
                                              SUBACCOUNT           SUBACCOUNT              SUBACCOUNT
                                               (CLASS A)     (ADMINISTRATIVE CLASS)  (ADMINISTRATIVE CLASS)
                                           ----------------  ----------------------  ----------------------
                                             2007     2006     2007 (a)      2006        2007       2006
                                           --------  ------   ----------  ---------   ---------  ---------
Accumulation units beginning of year         93,818      --    1,732,946  1,942,112   4,308,287  4,437,194
Accumulation units issued and
   transferred from other funding options   272,414  94,670       38,082    122,461     355,507    357,727
Accumulation units redeemed and
   transferred to other funding options    (148,741)   (852)  (1,771,028)  (331,627)   (643,960)  (486,634)
                                           --------  ------   ----------  ---------   ---------  ---------
Accumulation units end of year              217,491  93,818           --  1,732,946   4,019,834  4,308,287
                                           ========  ======   ==========  =========   =========  =========

                                                  PIONEER                                           PIONEER
                                           EMERGING MARKETS VCT  PIONEER EQUITY INCOME VCT  EQUITY OPPORTUNITY VCT
                                                SUBACCOUNT               SUBACCOUNT                SUBACCOUNT
                                                (CLASS II)               (CLASS II)                (CLASS II)
                                           --------------------  -------------------------  ----------------------
                                              2007     2006           2007       2006           2007 (c)  2006
                                            -------  --------      ---------  ---------         --------  ----
Accumulation units beginning of year        316,925   496,180      1,256,168  1,535,862              --    --
Accumulation units issued and
   transferred from other funding options    48,173    30,019        162,199     70,183          27,599    --
Accumulation units redeemed and
   transferred to other funding options     (65,214) (209,274)       (87,175)  (349,877)        (27,599)   --
                                            -------  --------      ---------  ---------         -------   ---
Accumulation units end of year              299,884   316,925      1,331,192  1,256,168              --    --
                                            =======  ========      =========  =========         =======   ===

                                               PIONEER IBBOTSON          PIONEER IBBOTSON        PIONEER IBBOTSON
                                           AGGRESSIVE ALLOCATION VCT  GROWTH ALLOCATION VCT  MODERATE ALLOCATION VCT
                                                  SUBACCOUNT                SUBACCOUNT              SUBACCOUNT
                                                  (CLASS II)                (CLASS II)              (CLASS II)
                                           -------------------------  ---------------------  -----------------------
                                                 2007     2006           2007       2006         2007       2006
                                               -------  --------      ---------  ---------    ---------  ---------
Accumulation units beginning of year           355,441   440,580      1,239,769    388,429    1,908,517    172,301
Accumulation units issued and
   transferred from other funding options      116,212   163,309      1,976,180    862,136      695,718  1,763,142
Accumulation units redeemed and
   transferred to other funding options         (8,603) (248,448)       (15,191)   (10,796)    (130,406)   (26,926)
                                               -------  --------      ---------  ---------    ---------  ---------
Accumulation units end of year                 463,050   355,441      3,200,758  1,239,769    2,473,829  1,908,517
                                               =======  ========      =========  =========    =========  =========

                                                 PIONEER              PIONEER                 PIONEER
                                            INDEPENDENCE VCT  INTERNATIONAL VALUE VCT    MID CAP VALUE VCT
                                               SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                               (CLASS II)            (CLASS II)             (CLASS II)
                                           -----------------  -----------------------  --------------------
                                             2007     2006         2007     2006          2007       2006
                                           -------  --------     -------  --------     ---------  ---------
Accumulation units beginning of year       510,993   658,078     277,874   600,536     1,098,458  1,992,805
Accumulation units issued and
   transferred from other funding options    4,154     8,498     101,729    84,742        89,747    103,760
Accumulation units redeemed and
   transferred to other funding options    (91,207) (155,583)    (38,926) (407,404)     (120,635)  (998,107)
                                           -------  --------     -------  --------     ---------  ---------
Accumulation units end of year             423,940   510,993     340,677   277,874     1,067,570  1,098,458
                                           =======  ========     =======  ========     =========  =========

                                                 PIONEER              PIONEER
                                           SMALL CAP VALUE VCT  STRATEGIC INCOME VCT    PIONEER VALUE VCT
                                                SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                                (CLASS II)           (CLASS II)             (CLASS II)
                                           -------------------  --------------------  ---------------------
                                              2007     2006        2007       2006     2007 (c)      2006
                                            -------  --------   ---------  ---------  ----------  ---------
Accumulation units beginning of year        482,760   650,664   2,526,811  2,471,202   2,311,094  1,029,251
Accumulation units issued and
   transferred from other funding options    70,850    94,663     533,918    360,199      17,983  1,679,752
Accumulation units redeemed and
   transferred to other funding options     (32,949) (262,567)   (257,355)  (304,590) (2,329,077)  (397,909)
                                            -------  --------   ---------  ---------  ----------  ---------
Accumulation units end of year              520,661   482,760   2,803,374  2,526,811          --  2,311,094
                                            =======  ========   =========  =========  ==========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                             PIONEER OAK RIDGE      PIONEER REAL     PIONEER SMALL AND
                                           LARGE CAP GROWTH VCT  ESTATE SHARES VCT   MID CAP GROWTH VCT
                                                SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                (CLASS II)           (CLASS II)          (CLASS II)
                                           --------------------  -----------------  -------------------
                                              2007      2006       2007     2006     2007 (c)    2006
                                            --------  --------   -------  --------   --------  -------
Accumulation units beginning of year         566,314   465,395   264,050   398,175    259,855  295,449
Accumulation units issued and
   transferred from other funding options     75,055   238,731    10,278    33,009     21,922   49,424
Accumulation units redeemed and
   transferred to other funding options     (135,395) (137,812)  (86,618) (167,134)  (281,777) (85,018)
                                            --------  --------   -------  --------   --------  -------
Accumulation units end of year               505,974   566,314   187,710   264,050         --  259,855
                                            ========  ========   =======  ========   ========  =======

                                                 PUTNAM VT            PUTNAM VT           VAN KAMPEN
                                           INTERNATIONAL EQUITY    SMALL CAP VALUE       LIT COMSTOCK      VAN KAMPEN LIT ENTERPRISE
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT               SUBACCOUNT
                                                (CLASS IB)           (CLASS IB)           (CLASS II)               (CLASS II)
                                           --------------------  ------------------  --------------------  -------------------------
                                            2007 (a)    2006     2007 (a)    2006       2007       2006          2007     2006
                                            --------  -------    --------  --------  ---------  ---------      -------  -------
Accumulation units beginning of year         86,625    93,903     583,061   691,252  2,014,960  2,108,069      203,129  238,363
Accumulation units issued and
   transferred from other funding options        39    17,813       5,062    37,263    121,977    160,077        8,751      391
Accumulation units redeemed and
   transferred to other funding options     (86,664)  (25,091)   (588,123) (145,454)  (191,816)  (253,186)     (16,075) (35,625)
                                            -------   -------    --------  --------  ---------  ---------      -------  -------
Accumulation units end of year                   --    86,625          --   583,061  1,945,121  2,014,960      195,805  203,129
                                            =======  ========    ========  ========  =========  =========      =======  =======

7. SUBSEQUENT EVENT

The Company anticipates merging the Separate Account with and into MetLife of CT Separate Account Eleven for Variable Annuities, which is another separate account of the Company, during the fourth quarter of 2008 at the earliest, subject to regulatory approval. This merger will have no effect on the provisions of, and the rights and obligations under, the Contracts.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

     We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2007. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 1, the Company changed its method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 26, 2008
(April 1, 2008 as to Note 20)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                   2007       2006
                                                                 --------   --------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $46,264 and $48,406,
     respectively).............................................  $ 45,671   $ 47,846
  Equity securities available-for-sale, at estimated fair value
     (cost: $992 and $777, respectively).......................       952        795
  Mortgage and consumer loans..................................     4,404      3,595
  Policy loans.................................................       913        918
  Real estate and real estate joint ventures held-for-
     investment................................................       541        173
  Real estate held-for-sale....................................        --          7
  Other limited partnership interests..........................     1,130      1,082
  Short-term investments.......................................     1,335        777
  Other invested assets........................................     1,445      1,241
                                                                 --------   --------
     Total investments.........................................    56,391     56,434
Cash and cash equivalents......................................     1,774        649
Accrued investment income......................................       637        597
Premiums and other receivables.................................     8,320      8,410
Deferred policy acquisition costs and value of business
  acquired.....................................................     4,948      5,111
Current income tax recoverable.................................        91         94
Deferred income tax assets.....................................       848      1,007
Goodwill.......................................................       953        953
Other assets...................................................       753        765
Separate account assets........................................    53,867     50,067
                                                                 --------   --------
     Total assets..............................................  $128,582   $124,087
                                                                 ========   ========
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES:
  Future policy benefits.......................................  $ 19,576   $ 19,654
  Policyholder account balances................................    33,871     35,099
  Other policyholder funds.....................................     1,777      1,513
  Long-term debt -- affiliated.................................       635        435
  Payables for collateral under securities loaned and other
     transactions..............................................    10,471      9,155
  Other liabilities............................................     1,072        749
  Separate account liabilities.................................    53,867     50,067
                                                                 --------   --------
     Total liabilities.........................................   121,269    116,672
                                                                 --------   --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 12)
STOCKHOLDERS' EQUITY:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2007 and 2006...................................        86         86
Additional paid-in capital.....................................     6,719      7,123
Retained earnings..............................................       843        520
Accumulated other comprehensive income (loss)..................      (335)      (314)
                                                                 --------   --------
     Total stockholders' equity................................     7,313      7,415
                                                                 --------   --------
     Total liabilities and stockholders' equity................  $128,582   $124,087
                                                                 ========   ========




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                             2007     2006     2005
                                                            ------   ------   ------
REVENUES
Premiums..................................................  $  353   $  308   $  281
Universal life and investment-type product policy fees....   1,411    1,268      862
Net investment income.....................................   2,893    2,839    1,438
Other revenues............................................     251      212      132
Net investment gains (losses).............................    (198)    (521)    (198)
                                                            ------   ------   ------
       Total revenues.....................................   4,710    4,106    2,515
                                                            ------   ------   ------
EXPENSES
Policyholder benefits and claims..........................     978      792      570
Interest credited to policyholder account balances........   1,304    1,316      720
Other expenses............................................   1,455    1,173      678
                                                            ------   ------   ------
       Total expenses.....................................   3,737    3,281    1,968
                                                            ------   ------   ------
Income from continuing operations before provision for
  income tax..............................................     973      825      547
Provision for income tax..................................     282      228      156
                                                            ------   ------   ------
Income from continuing operations.........................     691      597      391
Income from discontinued operations, net of income tax....       4       --       --
                                                            ------   ------   ------
Net income................................................  $  695   $  597   $  391
                                                            ======   ======   ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                                  ACCUMULATED OTHER
                                                                             COMPREHENSIVE INCOME (LOSS)
                                                                            ----------------------------
                                                                                  NET          FOREIGN
                                                    ADDITIONAL                UNREALIZED       CURRENCY
                                           COMMON     PAID-IN    RETAINED     INVESTMENT     TRANSLATION
                                            STOCK     CAPITAL    EARNINGS   GAINS (LOSSES)   ADJUSTMENTS    TOTAL
                                           ------   ----------   --------   --------------   -----------   ------
Balance at January 1, 2005...............    $11      $  471       $ 190         $  30           $--       $  702
MetLife Insurance Company of
  Connecticut's common stock purchased by
  MetLife, Inc. (Notes 2 and 3)..........     75       6,709                                                6,784
Comprehensive income (loss):
  Net income.............................                            391                                      391
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (1)                        (1)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                         (445)                      (445)
     Foreign currency translation
       adjustments, net of income tax....                                                          2            2
                                                                                                           ------
     Other comprehensive income (loss)...                                                                    (444)
                                                                                                           ------
  Comprehensive income (loss)............                                                                     (53)
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2005.............     86       7,180         581          (416)            2        7,433
Revisions of purchase price pushed down
  to MetLife Insurance Company of
  Connecticut's net assets acquired (Note
  2).....................................                 40                                                   40
Dividend paid to MetLife, Inc. ..........               (259)       (658)                                    (917)
Capital contribution of intangible assets
  from MetLife, Inc., net of income tax
  (Notes 8 and 14).......................                162                                                  162
Comprehensive income:
  Net income.............................                            597                                      597
  Other comprehensive income:
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (5)                        (5)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                          107                        107
     Foreign currency translation
       adjustments, net of income tax....                                                         (2)          (2)
                                                                                                           ------
     Other comprehensive income..........                                                                     100
                                                                                                           ------
  Comprehensive income...................                                                                     697
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2006.............     86       7,123         520          (314)           --        7,415
Cumulative effect of change in accounting
  principle, net of income tax (Note 1)..                            (86)                                     (86)
                                             ---      ------       -----         -----           ---       ------
Balance at January 1, 2007...............     86       7,123         434          (314)           --        7,329
Dividend paid to MetLife, Inc. ..........               (404)       (286)                                    (690)
Comprehensive income:
  Net income.............................                            695                                      695
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (2)                        (2)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                          (45)                       (45)
     Foreign currency translation
       adjustments, net of income tax....                                                         26           26
                                                                                                           ------
     Other comprehensive income (loss)...                                                                     (21)
                                                                                                           ------
  Comprehensive income...................                                                                     674
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2007.............    $86      $6,719       $ 843         $(361)          $26       $7,313
                                             ===      ======       =====         =====           ===       ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)


                                                          2007       2006       2005
                                                        --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income............................................  $    695   $    597   $    391
Adjustments to reconcile net income to net cash
  provided by operating activities:
     Depreciation and amortization expenses...........        26          6          4
     Amortization of premiums and accretion of
       discounts associated with investments, net.....        11         74        112
     Losses from sales of investments and businesses,
       net............................................       201        521        198
     Gain from recapture of ceded reinsurance.........       (22)        --         --
     Undistributed equity earnings of real estate
       joint ventures and other limited partnership
       interests......................................      (121)       (83)       (19)
     Interest credited to policyholder account
       balances.......................................     1,304      1,316        720
     Universal life and investment-type product policy
       fees...........................................    (1,411)    (1,268)      (862)
     Change in accrued investment income..............       (35)         2        (68)
     Change in premiums and other receivables.........       360       (509)      (415)
     Change in deferred policy acquisition costs,
       net............................................        61       (234)      (211)
     Change in insurance-related liabilities..........        71        234        812
     Change in trading securities.....................        --        (43)       103
     Change in income tax payable.....................       287        156        298
     Change in other assets...........................       690        586        574
     Change in other liabilities......................       234       (351)      (876)
     Other, net.......................................        --         --          2
                                                        --------   --------   --------
Net cash provided by operating activities.............     2,351      1,004        763
                                                        --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities........................    21,546     27,706     24,008
     Equity securities................................       146        218        221
     Mortgage and consumer loans......................     1,208      1,034        748
     Real estate and real estate joint ventures.......       155        126         65
     Other limited partnership interests..............       465        762        173
  Purchases of:
     Fixed maturity securities........................   (19,365)   (23,840)   (32,850)
     Equity securities................................      (357)      (109)        --
     Mortgage and consumer loans......................    (2,030)    (2,092)      (500)
     Real estate and real estate joint ventures.......      (458)       (56)       (13)
     Other limited partnership interests..............      (515)      (343)      (330)
  Net change in policy loans..........................         5         (2)         3
  Net change in short-term investments................      (558)       991        599
  Net change in other invested assets.................      (175)      (316)       233
  Other, net..........................................        16          1          3
                                                        --------   --------   --------
Net cash provided by (used in) investing activities...  $     83   $  4,080   $ (7,640)
                                                        --------   --------   --------




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
       FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005 -- (CONTINUED)

                                  (IN MILLIONS)

                                                          2007       2006       2005
                                                        --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.........................................  $ 11,395   $  8,185   $ 11,230
     Withdrawals......................................   (13,563)   (11,637)   (12,369)
  Net change in payables for collateral under
     securities loaned and other transactions.........     1,316       (582)     7,675
  Net change in short-term debt -- affiliated.........        --         --        (26)
  Long-term debt issued -- affiliated.................       200         --        400
  Dividends on common stock...........................      (690)      (917)        --
  Financing element on certain derivative
     instruments......................................        33        (55)       (49)
  Contribution of MetLife Insurance Company of
     Connecticut from MetLife, Inc. ..................        --         --        443
                                                        --------   --------   --------
Net cash (used in) provided by financing activities...    (1,309)    (5,006)     7,304
                                                        --------   --------   --------
Change in cash and cash equivalents...................     1,125         78        427
Cash and cash equivalents, beginning of year..........       649        571        144
                                                        --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR................  $  1,774   $    649   $    571
                                                        ========   ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest.........................................  $     33   $     31   $     18
                                                        ========   ========   ========
     Income tax.......................................  $     (6)  $     81   $     87
                                                        ========   ========   ========
  Non-cash transactions during the year:
     Net assets of MetLife Insurance Company of
       Connecticut acquired by MetLife, Inc. and
       contributed to MetLife Investors USA Insurance
       Company, net of cash received of $0, $0 and
       $443 million...................................  $     --   $     --   $  6,341
                                                        ========   ========   ========
     Contribution of equity securities to MetLife
       Foundation.....................................  $     12   $     --   $     --
                                                        ========   ========   ========
     Contribution of other intangible assets from
       MetLife, Inc., net of deferred income tax......  $     --   $    162   $     --
                                                        ========   ========   ========
     Contribution of goodwill from MetLife, Inc. .....  $     --   $     29   $     --
                                                        ========   ========   ========



--------

See Note 9 for disclosure regarding the receipt of $901 million under an affiliated reinsurance agreement during the year ended December 31, 2007, which is included in the change in premiums and other receivables in net cash provided by operating activities.

See Note 2 for further discussion of the net assets of MetLife Insurance Company of Connecticut acquired by MetLife, Inc. and contributed to MetLife Investors USA Insurance Company.

          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). The Company is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     On December 7, 2007, MetLife Life and Annuity Company of Connecticut ("MLAC"), a former subsidiary, was merged with and into MetLife Insurance Company of Connecticut, its parent. The merger had no impact on the Company's consolidated financial statements.

     On October 11, 2006, MetLife transferred MLI-USA to MetLife Insurance Company of Connecticut. See Note 3.

     On July 1, 2005 (the "Acquisition Date"), MetLife Insurance Company of Connecticut became a wholly-owned subsidiary of MetLife. MetLife Insurance Company of Connecticut, together with substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife from Citigroup (the "Acquisition") for $12.1 billion. See Note 2 for further information on the Acquisition.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) MLI-USA and effective July 1, 2005, MetLife Insurance Company of Connecticut and its subsidiaries (See Notes 2 and 3); (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or partnership's operations.

     During the second quarter of 2007, the nature of the Company's partnership interest in Greenwich Street Investments, LP ("Greenwich") changed such that Greenwich is no longer consolidated and is now accounted for under the equity method of accounting. During the second quarter of 2006, the Company's ownership interest in Tribeca Citigroup Investments, Ltd. ("Tribeca") declined to a position whereby Tribeca is no longer consolidated and is now accounted for under the equity method of accounting. As such, there was no minority interest liability at December 31, 2007. Minority interest related to Greenwich included in other liabilities was $43 million at December 31, 2006.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2007 presentation.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

          (i) the fair value of investments in the absence of quoted market values;

          (ii)  investment impairments;

          (iii) the recognition of income on certain investments;

          (iv) the application of the consolidation rules to certain investments;

          (v)   the fair value of and accounting for derivatives;

          (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

          (vii) the measurement of goodwill and related impairment, if any;

          (viii) the liability for future policyholder benefits;

          (ix) accounting for income taxes and the valuation of deferred tax assets;

          (x)   accounting for reinsurance transactions; and

          (xi)  the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. The application of purchase accounting requires the use of estimation techniques in determining the fair values of assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, mortgage and consumer loans, policy loans, real estate, real estate joint ventures and other limited partnerships, short-term investments, and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 4);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage and Consumer Loans. Mortgage and consumer loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. For its cost method investments, the Company follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of stand-alone derivatives with positive fair values.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments, and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

          The use of different methodologies and assumptions as to the determination of the fair value of investments, the timing and amount of impairments, the recognition of income, or consolidation of investments may have a material effect on the amounts presented within the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts, as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The net book value of property, equipment and leasehold improvements was less than $1 million and $1 million at December 31, 2007 and 2006, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $72 million and $52 million at December 31, 2007 and 2006, respectively. Accumulated amortization of capitalized software was $11 million and $3 million at December 31, 2007 and 2006, respectively. Related amortization expense was $11 million, $3 million and $1 million for the years ended December 31, 2007, 2006 and 2005, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company amortizes DAC and VOBA related to non-participating traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements", effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or a discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for future policy benefit liabilities on non-participating traditional life insurance range from 3% to 8%.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4% to 11%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 4% to 7%.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 6%.

     Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Annuity guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase in liabilities for future policy benefits, negatively affecting net income.

     The Company issues both GMWBs and GMABs directly and assumes risk relating to GMWBs and GMABs issued by an affiliate through a financing agreement. Some of the risks associated with GMWBs and GMABs directly written and assumed were transferred to a different affiliate through another financing agreement and are included in premiums and other receivables.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to:
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 13%, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments. Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums related to workers' compensation contracts are recognized as revenue on a pro rata basis over the applicable contract term.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     MetLife Insurance Company of Connecticut files a consolidated U.S. federal income tax return with its includable subsidiaries in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Prior to the transfer of MLI-USA to MetLife Insurance Company of Connecticut, MLI-USA joined MetLife's includable subsidiaries in filing a federal income tax return. MLI-USA joined MetLife Insurance Company of Connecticut's includable subsidiaries as of October 11, 2006.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     In connection with the Acquisition, for U.S. federal income tax purposes, an election in 2005 under Internal Revenue Code Section 338 was made by the Company's parent, MetLife. As a result of this election, the tax basis in the acquired assets and liabilities was adjusted as of the Acquisition Date and the related deferred tax asset established for the taxable difference from the book basis.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii) future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 11) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements", the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its life insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations generally are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to legal actions and is involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain matters, or the use of different assumptions in the determination of amounts recorded, could have a material adverse effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. See also Note 11.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards ("SFAS") No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants ("AICPA") issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

     The adoption of SOP 05-1 and the related TPAs resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and non-medical health insurance contracts that contain certain rate reset provisions. Prior to the adoption of SOP 05-1, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption of SOP 05-1, DAC on such contracts is to be amortized over the rate reset period. The impact as of January 1, 2007 was a cumulative effect adjustment of $86 million, net of income tax of $46 million, which was recorded as a reduction to retained earnings.

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging ("SFAS 133") and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

       (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

       (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

       (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

       (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives:
       Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Other

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's consolidated financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2").

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Effective January 1, 2008, the Company adopted SFAS 157 and applied the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value. In addition to new disclosure requirements, the adoption of SFAS 157 changes the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as well as changing the valuation of embedded derivatives associated with annuity contracts. The change in valuation of embedded derivatives associated with annuity contracts results from the incorporation of risk margins and the Company's own credit standing in their valuation. As a result of the adoption of SFAS 157 on January 1, 2008, the Company expects such changes to result in a gain in the range of $30 million to $50 million, net of income tax, in the Company's consolidated statement of income.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option is generally applied on an instrument-by-instrument basis and is generally an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments. Accordingly, there was no impact on the Company's retained earnings or equity as of January 1, 2008.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In June 2007, the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies ("SOP 07-1"). Upon adoption of SOP 07-1, the Company must also adopt the provisions of FASB Staff Position FSP No. FIN 46(r)-7, Application of FASB Interpretation No. 46 to Investment Companies ("FSP FIN 46(r)-7"), which permanently exempts investment companies from applying the provisions of FIN No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51, and its December 2003 revision ("FIN 46(r)") to investments carried at fair value. SOP 07-1 provides guidance for determining whether an entity falls within the scope of the AICPA Audit and Accounting Guide Investment Companies and whether investment company accounting should be retained by a parent company upon consolidation of an investment company subsidiary or by an equity method investor in an investment company. In certain circumstances, SOP 07-1 precludes retention of specialized accounting for investment companies (i.e., fair value accounting), when similar direct investments exist in the consolidated group and are measured on a basis inconsistent with that applied to investment companies. Additionally, SOP 07-1 precludes retention of specialized accounting for investment companies if the reporting entity does not distinguish through documented policies the nature and type of investments to be held in the investment companies from those made in the consolidated group where other accounting guidance is being applied. In February 2008, the FASB issued FSP No. SOP 7-1-1, Effective Date of AICPA Statement of Position 07-1, which delays indefinitely the effective date of SOP 07-1. The Company is closely monitoring further FASB developments.

     In May 2007, the FASB issued FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FIN No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. FSP 39-1 applies to fiscal years beginning after November 15, 2007. FSP 39-1 will be applied retrospectively, unless it is impracticable to do so. Upon adoption of FSP 39-1, the Company is permitted to change its accounting policy to offset or not offset fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 will not have an impact on the Company's financial statements.

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160") which are effective for fiscal years beginning after December 15, 2008. Under SFAS 141(r) and SFAS 160:

     - All business combinations (whether full, partial, or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company is currently evaluating the impact of SFAS 141(r) on its accounting for future acquisitions and the impact of SFAS 160 on its consolidated financial statements.

  Other

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company is currently evaluating the impact of SFAS 161 on its consolidated financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company is currently evaluating the impact of FSP 140-3 on its consolidated financial statements.

     In January 2008, the FASB cleared SFAS 133 Implementation Issue E23, Clarification of the Application of the Shortcut Method ("Issue E23"). Issue E23 amends SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception, as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities would not be precluded from assuming no ineffectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. Issue E23 is effective for hedging relationships designated on or after January 1, 2008. The Company does not expect the adoption of Issue E23 to have a material impact on its consolidated financial statements.

     In December 2007, the FASB ratified as final the consensus on EITF Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6"). EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. The consensus concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. EITF 07-6 applies prospectively to new arrangements entered into and assessments on existing transactions performed in fiscal years beginning after December 15, 2008. The Company does not expect the adoption of EITF 07-6 to have a material impact on its consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

2. ACQUISITION OF METLIFE INSURANCE COMPANY OF CONNECTICUT BY METLIFE, INC. FROM CITIGROUP INC.

     On the Acquisition Date, MetLife Insurance Company of Connecticut became a subsidiary of MetLife. MetLife Insurance Company of Connecticut, together with substantially all of Citigroup's international insurance businesses, excluding Primerica, were acquired by MetLife from Citigroup for $12.1 billion. Prior to the Acquisition, MetLife Insurance Company of Connecticut was a subsidiary of Citigroup Insurance Holding Company ("CIHC"). Primerica was distributed via dividend from MetLife Insurance Company of Connecticut to CIHC on June 30, 2005 in contemplation of the Acquisition.

     The total consideration paid by MetLife for the purchase consisted of $11.0 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of $1.0 billion to Citigroup and $100 million in other transaction costs.

     In accordance with FASB SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition was accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of MetLife Insurance Company of Connecticut be identified and measured at their fair value as of the acquisition date. As of July 1, 2005 the net fair value of assets acquired and liabilities assumed totaled $5.9 billion, resulting in goodwill of $885 million. Further information on goodwill is described in Note 7. See Note 6 for the VOBA acquired as part of the acquisition and Note 8 for the value of distribution agreements ("VODA") and the value of customer relationships acquired ("VOCRA").

3.  CONTRIBUTION OF METLIFE INSURANCE COMPANY OF CONNECTICUT FROM METLIFE, INC.

     On October 11, 2006, MetLife Insurance Company of Connecticut and MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, entered into a transfer agreement ("Transfer Agreement"), pursuant to which MetLife Insurance Company of Connecticut agreed to acquire all of the outstanding stock of MLI-USA from MLIG in exchange for shares of MetLife Insurance Company of Connecticut's common stock. To effectuate the exchange of shares, MetLife returned 10,000,000 shares just prior to the closing of the transaction and retained 30,000,000 shares representing 100% of the then issued and outstanding shares of MetLife Insurance Company of Connecticut. MetLife Insurance Company of Connecticut issued 4,595,317 new shares to MLIG in exchange for all of the outstanding common stock of MLI-USA. After the closing of the transaction, 34,595,317 shares of MetLife Insurance Company of Connecticut's common stock are outstanding, of which MLIG holds 4,595,317 shares, with the remaining shares held by MetLife.

     In connection with the Transfer Agreement on October 11, 2006, MLIG transferred to MetLife Insurance Company of Connecticut certain assets and liabilities, including goodwill, VOBA and deferred income tax liabilities, which remain outstanding from MetLife's acquisition of MLIG on October 30, 1997. The assets and liabilities have been included in the financial data of the Company for all periods presented.

     The transfer of MLI-USA to MetLife Insurance Company of Connecticut was a transaction between entities under common control. Since MLI-USA was the original entity under common control, for financial statement reporting purposes, MLI-USA is considered the accounting acquirer of MetLife Insurance Company of Connecticut. Accordingly, all financial data included in these financial statement periods prior to July 1, 2005 is that of MLI-USA. For periods subsequent to July 1, 2005, MetLife Insurance Company of Connecticut has been combined with MLI-USA in a manner similar to a pooling of interests.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The equity of MetLife Insurance Company of Connecticut has been adjusted to reflect the return of the MetLife Insurance Company of Connecticut common stock by MetLife in connection with the transfer of MLI-USA to MetLife Insurance Company of Connecticut as follows:

                                                                      ACCUMULATED
                                                                         OTHER
                                                                     COMPREHENSIVE
                                                                        INCOME
                                                                   ----------------
                                           ADDITIONAL               NET UNREALIZED
                                  COMMON     PAID-IN    RETAINED   INVESTMENT GAINS
                                   STOCK     CAPITAL    EARNINGS       (LOSSES)        TOTAL
                                  ------   ----------   --------   ----------------   ------
MetLife Insurance Company of
  Connecticut's common stock
  purchased by MetLife in the
  Acquisition on July 1, 2005...   $100      $6,684        $--            $--         $6,784
Return of MetLife Insurance
  Company of Connecticut's
  common stock from MetLife.....    (25)(1)      25         --             --             --
                                   ----      ------        ---            ---         ------
MetLife Insurance Company of
  Connecticut's common stock
  purchased by MetLife on July
  1, 2005, as adjusted..........   $ 75      $6,709        $--            $--         $6,784
                                   ====      ======        ===            ===         ======



--------

   (1) Represents the return of 10,000,000 shares of MetLife Insurance Company of Connecticut's common stock, at $2.50 par value, by MetLife to MetLife Insurance Company of Connecticut in anticipation of the transfer of MLI-USA to MetLife Insurance Company of Connecticut, for a total adjustment of $25 million.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

4.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:

                                                       DECEMBER 31, 2007
                                        ----------------------------------------------
                                                        GROSS
                                         COST OR      UNREALIZED
                                        AMORTIZED   -------------    ESTIMATED    % OF
                                           COST     GAIN    LOSS    FAIR VALUE   TOTAL
                                        ---------   ----   ------   ----------   -----
                                                         (IN MILLIONS)
U.S. corporate securities.............   $17,174    $119   $  618     $16,675     36.5%
Residential mortgage-backed
  securities..........................    11,914      98       80      11,932     26.1
Foreign corporate securities..........     6,536      83      184       6,435     14.1
U.S.Treasury/agency securities........     3,976     126       11       4,091      9.0
Commercial mortgage-backed
  securities..........................     3,182      28       67       3,143      6.9
Asset-backed securities...............     2,236       4      108       2,132      4.7
Foreign government securities.........       635      55        2         688      1.5
State and political subdivision
  securities..........................       611       4       40         575      1.2
                                         -------    ----   ------     -------    -----
  Total fixed maturity securities.....   $46,264    $517   $1,110     $45,671    100.0%
                                         =======    ====   ======     =======    =====
Non-redeemable preferred stock........   $   777    $ 21   $   63     $   735     77.2%
Common stock..........................       215       9        7         217     22.8
                                         -------    ----   ------     -------    -----
  Total equity securities.............   $   992    $ 30   $   70     $   952    100.0%
                                         =======    ====   ======     =======    =====




                                                       DECEMBER 31, 2006
                                         --------------------------------------------
                                                        GROSS
                                          COST OR     UNREALIZED
                                         AMORTIZED   -----------    ESTIMATED    % OF
                                            COST     GAIN   LOSS   FAIR VALUE   TOTAL
                                         ---------   ----   ----   ----------   -----
                                                         (IN MILLIONS)
U.S. corporate securities..............   $17,331    $101   $424     $17,008     35.5%
Residential mortgage-backed
  securities...........................    11,951      40     78      11,913     24.9
Foreign corporate securities...........     5,563      64    128       5,499     11.5
U.S.Treasury/agency securities.........     5,455       7    126       5,336     11.2
Commercial mortgage-backed securities..     3,353      19     47       3,325      6.9
Asset-backed securities................     3,158      14     10       3,162      6.6
Foreign government securities..........       533      45      5         573      1.2
State and political subdivision
  securities...........................     1,062       6     38       1,030      2.2
                                          -------    ----   ----     -------    -----
  Total fixed maturity securities......   $48,406    $296   $856     $47,846    100.0%
                                          =======    ====   ====     =======    =====
Non-redeemable preferred stock.........   $   671    $ 22   $  9     $   684     86.0%
Common stock...........................       106       6      1         111     14.0
                                          -------    ----   ----     -------    -----
  Total equity securities..............   $   777    $ 28   $ 10     $   795    100.0%
                                          =======    ====   ====     =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company held foreign currency derivatives with notional amounts of $911 million and $472 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2007 and 2006, respectively.

     The Company is not exposed to any significant concentrations of credit risk in its equity securities portfolio. The Company is exposed to concentrations of credit risk related to U.S. Treasury securities and obligations of U.S. government corporations and agencies. Additionally, at December 31, 2007 and 2006, the Company had exposure to fixed maturity securities backed by sub-prime mortgages with estimated fair values of $570 million and $819 million, respectively, and unrealized losses of $45 million and $2 million, respectively. These securities are classified within asset-backed securities in the immediately preceding tables. At December 31, 2007, 14% have been guaranteed by financial guarantors, of which 57% was guaranteed by financial guarantors who remained Aaa rated through February 2008. Overall, at December 31, 2007, $1.2 billion of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantors of which $537 million, $499 million and $195 million at December 31, 2007, are included within corporate securities, state and political subdivisions and asset-backed securities, respectively, and 84% were guaranteed by financial guarantors who remained Aaa rated through February 2008.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $3.8 billion and $3.2 billion at December 31, 2007 and 2006, respectively. These securities had net unrealized gains (losses) of $(94) million and $51 million at December 31, 2007 and 2006, respectively. Non-income producing fixed maturity securities were $1 million and $6 million at December 31, 2007 and 2006, respectively. Net unrealized gains associated with non-income producing fixed maturity securities were less than $1 million and $1 million at December 31, 2007 and 2006, respectively.

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2007                     2006
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)
Due in one year or less.................   $ 1,172      $ 1,163     $ 1,620      $ 1,616
Due after one year through five years...     8,070        8,035       9,843        9,733
Due after five years through ten years..     7,950        7,858       7,331        7,226
Due after ten years.....................    11,740       11,408      11,150       10,871
                                           -------      -------     -------      -------
  Subtotal..............................    28,932       28,464      29,944       29,446
Mortgage-backed and asset-backed
  securities............................    17,332       17,207      18,462       18,400
                                           -------      -------     -------      -------
  Total fixed maturity securities.......   $46,264      $45,671     $48,406      $47,846
                                           =======      =======     =======      =======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                 ---------------------------
                                                   2007      2006      2005
                                                 -------   -------   -------
                                                        (IN MILLIONS)
Proceeds.......................................  $14,826   $23,901   $22,241
Gross investment gains.........................  $   146   $    73   $    48
Gross investment losses........................  $  (373)  $  (519)  $  (347)


  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                               DECEMBER 31, 2007
                          ------------------------------------------------------------------------------------------
                                                          EQUAL TO OR GREATER THAN 12
                               LESS THAN 12 MONTHS                  MONTHS                          TOTAL
                          ----------------------------   ----------------------------   ----------------------------
                           ESTIMATED        GROSS         ESTIMATED        GROSS         ESTIMATED        GROSS
                          FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                          ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate
  securities............    $ 6,643          $316          $ 5,010          $302          $11,653         $  618
Residential mortgage-
  backed securities.....      2,374            52            1,160            28            3,534             80
Foreign corporate
  securities............      2,350            86            2,234            98            4,584            184
U.S. Treasury/agency
  securities............        307             2              343             9              650             11
Commercial mortgage-
  backed securities.....        417            26            1,114            41            1,531             67
Asset-backed
  securities............      1,401            91              332            17            1,733            108
Foreign government
  securities............         63             1               62             1              125              2
State and political
  subdivision
  securities............         84             9              387            31              471             40
                            -------          ----          -------          ----          -------         ------
  Total fixed maturity
     securities.........    $13,639          $583          $10,642          $527          $24,281         $1,110
                            =======          ====          =======          ====          =======         ======
Equity securities.......    $   386          $ 42          $   190          $ 28          $   576         $   70
                            =======          ====          =======          ====          =======         ======
Total number of
  securities in an
  unrealized loss
  position..............      2,011                          1,487
                            =======                        =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                               DECEMBER 31, 2006
                          ------------------------------------------------------------------------------------------
                                                          EQUAL TO OR GREATER THAN 12
                               LESS THAN 12 MONTHS                  MONTHS                          TOTAL
                          ----------------------------   ----------------------------   ----------------------------
                           ESTIMATED        GROSS         ESTIMATED        GROSS         ESTIMATED        GROSS
                          FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                          ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate
  securities............    $ 4,895          $104          $ 7,543          $320          $12,438          $424
Residential mortgage-
  backed securities.....      4,113            20            3,381            58            7,494            78
Foreign corporate
  securities............      1,381            29            2,547            99            3,928           128
U.S. Treasury/agency
  securities............      2,995            48            1,005            78            4,000           126
Commercial mortgage-
  backed securities.....        852             6            1,394            41            2,246            47
Asset-backed
  securities............        965             3              327             7            1,292            10
Foreign government
  securities............         51             1               92             4              143             5
State and political
  subdivision
  securities............         29             2              414            36              443            38
                            -------          ----          -------          ----          -------          ----
  Total fixed maturity
     securities.........    $15,281          $213          $16,703          $643          $31,984          $856
                            =======          ====          =======          ====          =======          ====
Equity securities.......    $   149          $  3          $   188          $  7          $   337          $ 10
                            =======          ====          =======          ====          =======          ====
Total number of
  securities in an
  unrealized loss
  position..............      1,955                          2,318
                            =======                        =======



  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                         DECEMBER 31, 2007
                      ---------------------------------------------------------------------------------------
                         COST OR AMORTIZED COST        GROSS UNREALIZED LOSS          NUMBER OF SECURITIES
                      ---------------------------   ---------------------------   ---------------------------
                      LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                      -------------   -----------   -------------   -----------   -------------   -----------
                                             (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six
  months............     $10,721          $484          $  368          $130          1,923            98
Six months or
  greater but less
  than nine months..       3,011            --             155            --            337            --
Nine months or
  greater but less
  than twelve
  months............       1,560            --              86            --            174            --
Twelve months or
  greater...........      10,261            --             441            --          1,375            --
                         -------          ----          ------          ----
  Total.............     $25,553          $484          $1,050          $130
                         =======          ====          ======          ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                            DECEMBER 31, 2006
                         ---------------------------------------------------------------------------------------
                            COST OR AMORTIZED COST        GROSS UNREALIZED LOSS          NUMBER OF SECURITIES
                         ---------------------------   ---------------------------   ---------------------------
                         LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                         -------------   -----------   -------------   -----------   -------------   -----------
                                                (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months...     $12,922          $ 9            $150           $ 4           1,537            15
Six months or greater
  but less than nine
  months...............         568           --               6            --              78             1
Nine months or greater
  but less than twelve
  months...............       2,134           14              52             4             323             1
Twelve months or
  greater..............      17,540           --             650            --           2,318            --
                            -------          ---            ----           ---
  Total................     $33,164          $23            $858           $ 8
                            =======          ===            ====           ===



     At December 31, 2007 and 2006, $1,050 million and $858 million, respectively, of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 4% and 3%, respectively, of the cost or amortized cost of such securities.

     At December 31, 2007, $130 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 27% of the cost or amortized cost of such securities. All of such unrealized losses of $130 million were related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2006, $8 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 35% of the cost or amortized cost of such securities. Of such unrealized losses of $8 million, $4 million related to securities that were in an unrealized loss position for a period of less than six months.

     The Company held two fixed maturity and equity securities, each with a gross unrealized loss at December 31, 2007 of greater than $10 million. These securities represented 2%, or $21 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities. The Company held two fixed maturity and equity securities, each with a gross unrealized loss at December 31, 2006 of greater than $10 million. These securities represented 3%, or $25 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities.

     At December 31, 2007 and 2006, the Company had $1.2 billion and $866 million, respectively, of gross unrealized losses related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
SECTOR:
  U.S. corporate securities..................................    52%    49%
  Foreign corporate securities...............................    16     15
  Asset-backed securities....................................     9      1
  Residential mortgage-backed securities.....................     7      9
  Commercial mortgage-backed securities......................     6      5
  U.S. Treasury/agency securities............................     1     15
  Other......................................................     9      6
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
INDUSTRY:
  Finance....................................................    36%    18%
  Industrial.................................................    23     26
  Mortgage-backed............................................    13     14
  Utility....................................................     8     10
  Government.................................................     1     15
  Other......................................................    19     17
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in interest rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $9.9 billion and $8.8 billion and an estimated fair value of $9.8 billion and $8.6 billion were on loan under the program at December 31, 2007 and 2006, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $10.1 billion and $8.9 billion at December 31, 2007 and 2006, respectively. Security collateral of $40 million and $83 million on deposit from customers in connection with the securities lending transactions at December 31, 2007 and 2006, respectively, may not be sold or repledged and is not reflected in the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  ASSETS ON DEPOSIT AND ASSETS PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $22 million and $20 million at December 31, 2007 and 2006, respectively, consisting primarily of fixed maturity and equity securities.

     Certain of the Company's fixed maturity securities are pledged as collateral for various derivative transactions as described in Note 5. Additionally, the Company has pledged certain of its fixed maturity securities in support of its funding agreements as described in Note 8.

  MORTGAGE AND CONSUMER LOANS

     Mortgage and consumer loans are categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2007               2006
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Commercial mortgage loans.....................  $3,125      71%    $2,095      58%
Agricultural mortgage loans...................   1,265      29      1,460      41
Consumer loans................................      22      --         46       1
                                                ------     ---     ------     ---
  Total.......................................   4,412     100%     3,601     100%
                                                           ===                ===
Less: Valuation allowances....................       8                  6
                                                ------             ------
  Total mortgage and consumer loans...........  $4,404             $3,595
                                                ======             ======



     Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2007, 26%, 7% and 7% of the value of the Company's mortgage and consumer loans were located in California, Florida and New York, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage and consumer loans is as follows:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2007   2006   2005
                                                           ----   ----   ----
                                                              (IN MILLIONS)
Balance at January 1,....................................   $ 6    $ 9    $ 1
Additions................................................     7      3      8
Deductions...............................................    (5)    (6)    --
                                                            ---    ---    ---
Balance at December 31,..................................   $ 8    $ 6    $ 9
                                                            ===    ===    ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A portion of the Company's mortgage and consumer loans was impaired and consisted of the following:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Impaired loans with valuation allowances.....................   $65    $--
Impaired loans without valuation allowances..................     2      8
                                                                ---    ---
  Subtotal...................................................    67      8
Less: Valuation allowances on impaired loans.................     4     --
                                                                ---    ---
  Impaired loans.............................................   $63    $ 8
                                                                ===    ===



     The average investment on impaired loans was $21 million, $32 million and $12 million for the years ended December 31, 2007, 2006 and 2005, respectively. Interest income on impaired loans was $3 million, $1 million and $2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     The investment in restructured loans was less than $1 million at December 31, 2007. There was no investment in restructured loans at December 31, 2006. Interest income, recognized on restructured loans, was less than $1 million for both years ended December 31, 2007 and 2006, respectively. There was no interest income on restructured loans for the year ended December 31, 2005. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to less than $1 million for each of the years ended December 31, 2007 and 2006. There was no gross interest income that would have been recorded in accordance with the original terms of such loans for the year ended December 31, 2005.

     Mortgage and consumer loans with scheduled payments of 90 days or more past due on which interest is still accruing, had an amortized cost of less than $1 million and $6 million at December 31, 2007 and 2006, respectively. There were no mortgage and consumer loans on which interest no longer accrued at both December 31, 2007 and 2006. There were no mortgage and consumer loans in foreclosure at both December 31, 2007 and 2006.

  REAL ESTATE HOLDINGS

     Real estate holdings consisted of the following:

                                                              DECEMBER
                                                                31,
                                                            -----------
                                                            2007   2006
                                                            ----   ----
                                                                (IN
                                                             MILLIONS)
Real estate...............................................  $ 86   $ 30
Accumulated depreciation..................................   (11)    (1)
                                                            ----   ----
Net real estate...........................................    75     29
Real estate joint ventures................................   466    144
                                                            ----   ----
  Real estate and real estate joint ventures..............   541    173
Real estate held-for-sale.................................    --      7
                                                            ----   ----
  Total real estate holdings..............................  $541   $180
                                                            ====   ====



     Related depreciation expense on real estate was $8 million for the year ended December 31, 2007. Depreciation expense on real estate was less than $1 million for both years ended December 31, 2006 and 2005. There was no depreciation expense related to discontinued operations for the years ended December 31, 2007 and 2005. Depreciation expense related to discontinued operations was less than $1 million of the year ended December 31, 2006.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     There were no impairments recognized on real estate held-for-sale for the years ended December 31, 2007, 2006 and 2005. The carrying value of non-income producing real estate was $1 million at December 31, 2007. There was no non-income producing real estate at December 31, 2006. The Company did not own any real estate acquired in satisfaction of debt during the years ended December 31, 2007 and 2006.

     Real estate holdings were categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2007               2006
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Development joint ventures....................   $287       53%     $ --       --%
Real estate investment funds..................    111       21        93       52
Office........................................     88       16        46       26
Apartments....................................     35        6        --       --
Agriculture...................................     19        4        28       15
Land..........................................      1       --         1       --
Retail........................................     --       --        12        7
                                                 ----      ---      ----      ---
  Total real estate holdings..................   $541      100%     $180      100%
                                                 ====      ===      ====      ===



     The Company's real estate holdings are primarily located in the United States. At December 31, 2007, 22%, 21%, 6% and 5% of the Company's real estate holdings were located in California, New York, Texas and Florida, respectively.

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that make private equity investments in companies in the United States and overseas) was $1.1 billion at both December 31, 2007 and 2006. Included within other limited partnership interests at December 31, 2007 and 2006 were $433 million and $354 million, respectively, of hedge funds. For the years ended December 31, 2007, 2006 and 2005, net investment income from other limited partnership interests included $16 million, $30 million and $4 million, respectively, related to hedge funds.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2007     2006     2005
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Fixed maturity securities...........................  $2,803   $2,719   $1,377
Equity securities...................................      45       17        6
Mortgage and consumer loans.........................     263      182      113
Policy loans........................................      53       52       26
Real estate and real estate joint ventures..........      81       29        2
Other limited partnership interests.................     164      238       33
Cash, cash equivalents and short-term investments...     104      137       71
Other...............................................       7        8       --
                                                      ------   ------   ------
  Total investment income...........................   3,520    3,382    1,628
Less: Investment expenses...........................     627      543      190
                                                      ------   ------   ------
  Net investment income.............................  $2,893   $2,839   $1,438
                                                      ======   ======   ======



     For the years ended December 31, 2007 and 2006, affiliated investment expense of $36 million and $32 million, respectively, related to investment expenses, is included in the table above. There were no affiliated investment expenses for the year ended December 31, 2005. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Fixed maturity securities............................  $(272)  $(497)  $(300)
Equity securities....................................     15      10       1
Mortgage and consumer loans..........................     (2)      7      (9)
Real estate and real estate joint ventures...........      1      64       7
Other limited partnership interests..................    (19)     (1)     (1)
Sales of businesses..................................     --      --       2
Derivatives..........................................    305     177      (2)
Other................................................   (226)   (281)    104
                                                       -----   -----   -----
  Net investment gains (losses)                        $(198)  $(521)  $(198)
                                                       =====   =====   =====



     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $30 million and $41 million for the years ended December 31, 2007 and 2006,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


respectively. There were no losses from fixed maturity and equity securities deemed other-than-temporarily impaired for the year ended December 31, 2005.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Fixed maturity securities............................  $(606)  $(566)  $(639)
Equity securities....................................    (38)     17      (4)
Derivatives..........................................    (13)     (9)     (2)
Other................................................      8       7     (19)
                                                       -----   -----   -----
  Subtotal...........................................   (649)   (551)   (664)
                                                       -----   -----   -----
Amounts allocated from:
  Insurance liability loss recognition...............     --      --     (78)
  DAC and VOBA.......................................     93      66     102
                                                       -----   -----   -----
  Subtotal...........................................     93      66      24
                                                       -----   -----   -----
Deferred income tax..................................    195     171     224
                                                       -----   -----   -----
  Subtotal...........................................    288     237     248
                                                       -----   -----   -----
Net unrealized investment gains (losses).............  $(361)  $(314)  $(416)
                                                       =====   =====   =====



     The changes in net unrealized investment gains (losses) are as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Balance, January 1,..................................  $(314)  $(416)  $  30
Unrealized investment gains (losses) during the
  year...............................................    (98)    113    (756)
Unrealized investment gains (losses) relating to:
  Insurance liability gain (loss) recognition........     --      78     (78)
  DAC and VOBA.......................................     27     (36)    148
  Deferred income tax................................     24     (53)    240
                                                       -----   -----   -----
Balance, December 31,................................  $(361)  $(314)  $(416)
                                                       =====   =====   =====
Net change in unrealized investment gains (losses)...  $ (47)  $ 102   $(446)
                                                       =====   =====   =====



  TRADING SECURITIES

     MetLife Insurance Company of Connecticut was the majority owner of Tribeca on the Acquisition Date. Tribeca was a feeder fund investment structure whereby the feeder fund invests substantially all of its assets in the master fund, Tribeca Global Convertible Instruments Ltd. The primary investment objective of the master fund is to achieve enhanced risk-adjusted return by investing in domestic and foreign equities and equity-related securities utilizing such strategies as convertible securities arbitrage. At December 31, 2005, the Company was the majority owner of the feeder fund and consolidated the fund within its consolidated financial statements. Net investment

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


income related to the trading activities of Tribeca, which included interest and dividends earned on trading securities in addition to the net realized and unrealized gains (losses), was $12 million and $6 million for the six months ended June 30, 2006 and the year ended December 31, 2005, respectively.

     During the second quarter of 2006, the Company's ownership interests in Tribeca declined to a position whereby Tribeca is no longer consolidated and, as of June 30, 2006, was accounted for under the equity method of accounting. The equity method investment at December 31, 2006 of $82 million was included in other limited partnership interests. Net investment income related to the Company's equity method investment in Tribeca was $9 million for the six months ended December 31, 2006.

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                            DECEMBER 31, 2007
                                                         -----------------------
                                                                       MAXIMUM
                                                           TOTAL     EXPOSURE TO
                                                         ASSETS(1)     LOSS(2)
                                                         ---------   -----------
                                                              (IN MILLIONS)
Asset-backed securitizations...........................   $ 1,140       $   77
Real estate joint ventures(3)..........................       942           44
Other limited partnership interests(4).................     3,876          418
Trust preferred securities(5)..........................    22,775          546
Other investments(6)...................................     1,600           79
                                                          -------       ------
  Total................................................   $30,333       $1,164
                                                          =======       ======



--------

   (1) The assets of the asset-backed securitizations are reflected at fair value. The assets of the real estate joint ventures, other limited partnership interests, trust preferred securities and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

   (2) The maximum exposure to loss relating to the asset-backed securitizations is equal to the carrying amounts of participation. The maximum exposure to loss relating to real estate joint ventures, other limited partnership interests, trust preferred securities and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

   (3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

   (4) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities.

   (5) Trust preferred securities are complex, uniquely structured investments which contain features of both equity and debt, may have an extended or no stated maturity, and may be callable at the issuer's option after a defined period of time.

   (6) Other investments include securities that are not trust preferred securities or asset-backed securitizations.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  RELATED PARTY INVESTMENT TRANSACTIONS

     As of December 31, 2007 and 2006, the Company held $582 million and $581 million, respectively, of its total invested assets in the MetLife Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments. Net investment income from these invested assets was $25 million, $29 million and $10 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                       ----------------------
                                                       2007     2006     2005
                                                       ----     ----     ----
                                                            (IN MILLIONS)
Estimated fair market value of assets transferred to
  affiliates.........................................  $628     $164     $ 79
Amortized cost of assets transferred to affiliates...  $629     $164     $ 78
Net investment gains (losses) recognized on
  transfers..........................................  $ (1)    $ --     $  1
Estimated fair market value of assets transferred
  from affiliates....................................  $836     $ 89     $830


5.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or fair value of derivative financial instruments held at:

                                            DECEMBER 31, 2007                 DECEMBER 31, 2006
                                     -------------------------------   -------------------------------
                                                   CURRENT MARKET                    CURRENT MARKET
                                                    OR FAIR VALUE                     OR FAIR VALUE
                                     NOTIONAL   --------------------   NOTIONAL   --------------------
                                      AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                     --------   ------   -----------   --------   ------   -----------
                                                               (IN MILLIONS)
Interest rate swaps................   $12,437   $  336       $144       $ 8,841   $  431       $ 70
Interest rate floors...............    12,071      159         --         9,021       71         --
Interest rate caps.................    10,715        7         --         6,715        6         --
Financial futures..................       721        2          5           602        6          1
Foreign currency swaps.............     3,716      788         97         2,723      580         66
Foreign currency forwards..........       167        2         --           124        1         --
Options............................        --       85          1            --       80          7
Financial forwards.................     1,108       20         --           900       --         15
Credit default swaps...............     1,013        5          3         1,231        1          5
                                      -------   ------       ----       -------   ------       ----
  Total............................   $41,948   $1,404       $250       $30,157   $1,176       $164
                                      =======   ======       ====       =======   ======       ====



     The above table does not include notional amounts for equity futures, equity variance swaps and equity options. At December 31, 2007 and 2006, the Company owned 403 and 290 equity futures, respectively. Fair values of equity futures are included in financial futures in the preceding table. At December 31, 2007 and 2006, the Company owned 122,153 and 85,500 equity variance swaps, respectively. Fair values of equity variance swaps are included in financial forwards in the preceding table. At December 31, 2007 and 2006, the Company owned 821,100 and 1,022,900 equity options, respectively. Fair values of equity options are included in options in the preceding table.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2007:

                                                             REMAINING LIFE
                         -------------------------------------------------------------------------------------
                                              AFTER ONE YEAR      AFTER FIVE YEARS
                         ONE YEAR OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   AFTER TEN YEARS    TOTAL
                         ----------------   ------------------   -----------------   ---------------   -------
                                                             (IN MILLIONS)
Interest rate swaps....       $ 4,723             $ 4,963             $ 1,352             $1,399       $12,437
Interest rate floors...            --               2,551               9,520                 --        12,071
Interest rate caps.....         8,702               2,013                  --                 --        10,715
Financial futures......           634                  --                  --                 87           721
Foreign currency
  swaps................            20               2,593                 836                267         3,716
Foreign currency
  forwards.............           165                  --                  --                  2           167
Financial forwards.....            --                  --                  --              1,108         1,108
Credit default swaps...           205                 519                 289                 --         1,013
                              -------             -------             -------             ------       -------
  Total................       $14,449             $12,639             $11,997             $2,863       $41,948
                              =======             =======             =======             ======       =======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Equity index options are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or Agency security.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  HEDGING

     The following table presents the notional amount and fair value of derivatives by type of hedge designation at:

                                      DECEMBER 31, 2007                 DECEMBER 31, 2006
                               -------------------------------   -------------------------------
                                               FAIR VALUE                        FAIR VALUE
                               NOTIONAL   --------------------   NOTIONAL   --------------------
                                AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                               --------   ------   -----------   --------   ------   -----------
                                                         (IN MILLIONS)
Fair value...................   $   651   $   20       $  3       $    69   $   --       $  1
Cash flow....................       486       85          3           455       42         --
Non-qualifying...............    40,811    1,299        244        29,633    1,134        163
                                -------   ------       ----       -------   ------       ----
  Total......................   $41,948   $1,404       $250       $30,157   $1,176       $164
                                =======   ======       ====       =======   ======       ====



     The following table presents the settlement payments recorded in income for the:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2007   2006   2005
                                                           ----   ----   ----
                                                              (IN MILLIONS)
Qualifying hedges:
  Interest credited to policyholder account balances.....   $(6)   $(9)   $(1)
Non-qualifying hedges:
  Net investment gains (losses)..........................    82     73     (8)
                                                            ---    ---    ---
     Total...............................................   $76    $64    $(9)
                                                            ===    ===    ===



  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2007   2006   2005
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Changes in the fair value of derivatives................  $ 18    $(1)   $--
Changes in the fair value of the items hedged...........   (20)     2     --
                                                          ----    ---    ---
Net ineffectiveness of fair value hedging activities....  $ (2)   $ 1    $--
                                                          ====    ===    ===



     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities to fixed rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the years ended December 31, 2007 and 2006, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. For the year ended December 31, 2005, the Company recognized insignificant net investment gains (losses), which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2007, 2006 and 2005, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2007, 2006 and 2005.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2007   2006   2005
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Other comprehensive income (loss) balance at January
  1,....................................................  $ (9)  $ (2)   $(4)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow hedges...    39     41      1
Amounts reclassified to net investment gains (losses)...   (43)   (48)     1
                                                          ----   ----    ---
Other comprehensive income (loss) balance at December
  31,...................................................  $(13)  $ (9)   $(2)
                                                          ====   ====    ===



     At December 31, 2007, $65 million of the deferred net gain (loss) on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2008.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) credit default swaps to synthetically create investments; (vi) financial forwards to buy and sell securities; and
(vii) basis swaps to better match the cash flows of assets and related liabilities.

     The following table presents changes in fair value related to derivatives that do not qualify for hedge accounting:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2007   2006   2005
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Net investment gains (losses), excluding embedded
  derivatives...........................................  $112    $16   $(37)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and affiliated reinsurance contracts related to guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and certain guaranteed minimum income contracts.

     The following table presents the fair value of the Company's embedded derivatives at:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Embedded derivative assets...................................  $125    $17
Embedded derivative liabilities..............................  $ --    $ 3


     The following table presents changes in fair value related to embedded derivatives:

                                                                    YEARS ENDED
                                                                   DECEMBER 31,
                                                                ------------------
                                                                2007   2006   2005
                                                                ----   ----   ----
                                                                   (IN MILLIONS)
Net investment gains (losses).................................  $116    $85    $41


  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2007 and 2006, the Company was obligated to return cash collateral under its control of $370 million and $273 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. As of December 31, 2007 and 2006, the Company had also accepted collateral consisting of various securities with a fair market value of $526 million and $410 million, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2007 and 2006, none of the collateral had been sold or repledged.

     In addition, the Company has exchange traded futures, which require the pledging of collateral. As of both December 31, 2007 and 2006, the Company pledged collateral of $25 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

6.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                        DAC     VOBA     TOTAL
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Balance at January 1, 2005..........................  $  678   $   --   $  678
Contribution of MetLife Insurance Company of
  Connecticut from MetLife (Note 2).................      --    3,490    3,490
  Capitalizations...................................     886       --      886
                                                      ------   ------   ------
       Subtotal.....................................   1,564    3,490    5,054
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      --      (26)     (26)
     Unrealized investment gains (losses)...........     (41)    (107)    (148)
     Other expenses.................................     109      205      314
                                                      ------   ------   ------
       Total amortization...........................      68       72      140
                                                      ------   ------   ------
Balance at December 31, 2005........................   1,496    3,418    4,914
  Capitalizations...................................     721       --      721
                                                      ------   ------   ------
       Subtotal.....................................   2,217    3,418    5,635
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................     (16)     (68)     (84)
     Unrealized investment gains (losses)...........     (10)      46       36
     Other expenses.................................     252      320      572
                                                      ------   ------   ------
       Total amortization...........................     226      298      524
                                                      ------   ------   ------
Balance at December 31, 2006........................   1,991    3,120    5,111
  Effect of SOP 05-1 adoption.......................      (7)    (125)    (132)
  Capitalizations...................................     682       --      682
                                                      ------   ------   ------
       Subtotal.....................................   2,666    2,995    5,661
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      44      (16)      28
     Unrealized investment gains (losses)...........     (18)      (9)     (27)
     Other expenses.................................     388      324      712
                                                      ------   ------   ------
       Total amortization...........................     414      299      713
                                                      ------   ------   ------
Balance at December 31, 2007........................  $2,252   $2,696   $4,948
                                                      ======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $342 million in 2008, $303 million in 2009, $269 million in 2010, $237 million in 2011, and $195 million in 2012.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

7.  GOODWILL

     Goodwill is the excess of cost over the fair value of net assets acquired. Information regarding goodwill is as follows:

                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Balance at January 1,..................................  $953   $924   $ 68
Contribution from MetLife (Note 2).....................    --     29    856
                                                         ----   ----   ----
Balance at December 31,................................  $953   $953   $924
                                                         ====   ====   ====



8.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                            DECEMBER 31,
                                      -------------------------------------------------------
                                                                                   OTHER
                                        FUTURE POLICY        POLICYHOLDER       POLICYHOLDER
                                           BENEFITS        ACCOUNT BALANCES        FUNDS
                                      -----------------   -----------------   ---------------
                                        2007      2006      2007      2006     2007     2006
                                      -------   -------   -------   -------   ------   ------
                                                           (IN MILLIONS)
Individual
  Traditional life..................  $   921   $   871   $    --   $    --   $   50   $   37
  Universal variable life...........      575       527     4,995     4,522    1,496    1,314
  Annuities.........................      944     1,015    15,058    16,106       36        5
  Other.............................       --        --        47        32       --       --
Institutional
  Group life........................      220       234       763       765        5        6
  Retirement & savings..............   12,040    12,325    12,836    13,731       --       --
  Non-medical health & other........      303       328        --        --        2        2
Corporate & Other (1)...............    4,573     4,354       172       (57)     188      149
                                      -------   -------   -------   -------   ------   ------
     Total..........................  $19,576   $19,654   $33,871   $35,099   $1,777   $1,513
                                      =======   =======   =======   =======   ======   ======



     (1) Corporate & Other includes intersegment eliminations.

     Affiliated insurance liabilities included in the table above include reinsurance assumed and ceded. Affiliated future policy benefits, included in the table above, were $29 million and $25 million at December 31, 2007 and 2006, respectively. Affiliated policyholder account balances, included in the table above, were $97 million and $(57) million at December 31, 2007 and 2006, respectively. Affiliated other policyholder funds, included in the table above, were $1.3 billion and $1.2 billion at December 31, 2007 and 2006, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding the VODA and VOCRA, which are reported in other assets, is as follows:

                                                         YEARS ENDED DECEMBER
                                                                  31,
                                                        ----------------------
                                                        2007     2006     2005
                                                        ----     ----     ----
                                                             (IN MILLIONS)
Balance at January 1,.................................  $237     $ 72      $--
Contribution from MetLife.............................    --       --       73
Contribution of VODA from MetLife.....................    --      167       --
Amortization..........................................    (5)      (2)      (1)
                                                        ----     ----      ---
Balance at December 31,...............................  $232     $237      $72
                                                        ====     ====      ===



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $7 million in 2008, $9 million in 2009, $11 million in 2010, $13 million in 2011 and $15 million in 2012.

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA of $167 million, net of deferred income tax of $5 million, for which MLI-USA receives the benefit. The VODA originated through MetLife's acquisition of Travelers and is reported within other assets in the amount of $164 million and $166 million at December 31, 2007 and 2006, respectively.

     The value of the other identifiable intangibles as discussed above reflects the estimated fair value of the Citigroup/Travelers distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the other intangible assets is 16 years. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Balance at January 1,..................................  $330   $218   $143
Capitalization.........................................   124    129     83
Amortization...........................................   (51)   (17)    (8)
                                                         ----   ----   ----
Balance at December 31,................................  $403   $330   $218
                                                         ====   ====   ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $53.9 billion and $50.1 billion at December 31, 2007 and 2006, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


fees and totaled $947 million, $800 million and $467 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     For the years ended December 31, 2007, 2006 and 2005, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER GUARANTEED INTEREST CONTRACT PROGRAM

     The Company issues fixed and floating rate obligations under its guaranteed interest contract ("GIC") program which are denominated in either U.S. dollars or foreign currencies. During the year ended December 31, 2007, the Company issued $653 million in such obligations and repaid $616 million. During the year ended December 31, 2006, there were no new issuances of such obligations and there were repayments of $1.1 billion. There were no new issuances or repayments of such obligations for the year ended December 31, 2005. Accordingly, at December 31, 2007 and 2006, GICs outstanding, which are included in policyholder account balances, were $5.2 billion and $4.6 billion, respectively. During the years ended December 31, 2007, 2006 and 2005, interest credited on the contracts, which are included in interest credited to policyholder account balances, was $230 million, $163 million and $80 million, respectively.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     MICC is a member of the Federal Home Loan Bank of Boston (the "FHLB of Boston") and holds $70 million of common stock of the FHLB of Boston at both December 31, 2007 and 2006, which is included in equity securities. MICC has also entered into funding agreements with the FHLB of Boston whereby MICC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain MICC assets, including residential mortgage-backed securities, to collateralize MICC's obligations under the funding agreements. MICC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by MICC, the FHLB of Boston's recovery on the collateral is limited to the amount of MICC's liability to the FHLB of Boston. The amount of MICC's liability for funding agreements with the FHLB of Boston was $726 million and $926 million at December 31, 2007 and 2006, respectively, which is included in policyholder account balances. The advances on these funding agreements are collateralized by residential mortgage-backed securities with fair values of $901 million and $1.1 billion at December 31, 2007 and 2006, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits, is as follows:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                        --------------------
                                                         2007    2006   2005
                                                        -----   -----   ----
                                                            (IN MILLIONS)
Balance at January 1,.................................  $ 551   $ 512   $ --
  Less: Reinsurance recoverables......................   (403)   (373)    --
                                                        -----   -----   ----
Net balance at January 1,.............................    148     139     --
                                                        -----   -----   ----
Contribution of MetLife Insurance Company of
  Connecticut by MetLife (Note 3).....................     --      --    137
Incurred related to:
  Current year........................................     32      29     19
  Prior years.........................................     (5)      4     (3)
                                                        -----   -----   ----
                                                           27      33     16
                                                        -----   -----   ----
Paid related to:
  Current year........................................     (2)     (2)    (1)
  Prior years.........................................    (24)    (22)   (13)
                                                        -----   -----   ----
                                                          (26)    (24)   (14)
                                                        -----   -----   ----
Net balance at December 31,...........................    149     148    139
  Add: Reinsurance recoverables.......................    463     403    373
                                                        -----   -----   ----
Balance at December 31,...............................  $ 612   $ 551   $512
                                                        =====   =====   ====



     Claims and claim adjustment expenses associated with prior periods decreased by $5 million for the year ended December 31, 2007, increased by $4 million for the year ended December 31, 2006, and decreased by $3 million for the year ended December 31, 2005. In all periods presented, the change was due to differences between actual benefit periods and expected benefit periods for LTC and disability contracts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                            DECEMBER 31,
                                  ---------------------------------------------------------------
                                               2007                             2006
                                  ------------------------------   ------------------------------
                                      IN THE             AT            IN THE             AT
                                  EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                  --------------   -------------   --------------   -------------
                                                           (IN MILLIONS)
ANNUITY CONTRACTS(1)
RETURN OF NET DEPOSITS
Separate account value..........     $  11,337             N/A        $   8,213             N/A
Net amount at risk(2)...........     $      33(3)          N/A        $      --(3)          N/A
Average attained age of
  contractholders...............      62 years             N/A         61 years             N/A
ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN
Separate account value..........     $  41,515       $  16,143        $  44,036       $  13,179
Net amount at risk(2)...........     $   1,692(3)    $     245(4)     $   1,422(3)    $      30(4)
Average attained age of
  contractholders...............      56 years        61 years         58 years        60 years



                                                              DECEMBER 31,
                                                        -----------------------
                                                           2007         2006
                                                        ----------   ----------
                                                         SECONDARY    SECONDARY
                                                        GUARANTEES   GUARANTEES
                                                        ----------   ----------
                                                             (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
Account value (general and separate account)..........   $   2,797    $   3,262
Net amount at risk(2).................................   $  38,621(3) $  48,630(3)
Average attained age of policyholders.................    57 years     57 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                      UNIVERSAL AND
                                                                      VARIABLE LIFE
                                              ANNUITY CONTRACTS         CONTRACTS
                                         --------------------------   -------------
                                         GUARANTEED     GUARANTEED
                                            DEATH     ANNUITIZATION     SECONDARY
                                          BENEFITS       BENEFITS       GUARANTEES    TOTAL
                                         ----------   -------------   -------------   -----
                                                            (IN MILLIONS)
Balance at January 1, 2005.............      $--           $--             $--         $--
Incurred guaranteed benefits...........        3            --               9          12
Paid guaranteed benefits...............       --            --              --          --
                                             ---           ---             ---         ---
Balance at December 31, 2005...........        3            --               9          12
Incurred guaranteed benefits...........       --            --              22          22
Paid guaranteed benefits...............       (3)           --              --          (3)
                                             ---           ---             ---         ---
Balance at December 31, 2006...........       --            --              31          31
Incurred guaranteed benefits...........        6            28              34          68
Paid guaranteed benefits...............       (4)           --              --          (4)
                                             ---           ---             ---         ---
Balance at December 31, 2007...........      $ 2           $28             $65         $95
                                             ===           ===             ===         ===



     Excluded from the table above are guaranteed death and annuitization benefit liabilities on the Company's annuity contracts of $45 million, $38 million and $28 million at December 31, 2007, 2006 and 2005, respectively, which were reinsured 100% to an affiliate and had corresponding recoverables from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                             DECEMBER 31,
                                                          -----------------
                                                            2007      2006
                                                          -------   -------
                                                            (IN MILLIONS)
Mutual Fund Groupings
  Equity................................................  $40,608   $37,992
  Bond..................................................    2,307     2,831
  Balanced..............................................    4,422     2,790
  Money Market..........................................    1,265       949
  Specialty.............................................      395       460
                                                          -------   -------
     Total..............................................  $48,997   $45,022
                                                          =======   =======



9.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. The Company has reinsured up to 90% of the mortality risk for all new individual life insurance policies. This practice was initiated by the Company for different products starting at various points in time between 1997 and 2004. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     MICC's workers' compensation business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of The Travelers Companies, Inc.

     Effective July 1, 2000, MetLife Insurance Company of Connecticut reinsured 90% of its individual LTC insurance business with Genworth Life Insurance Company and its subsidiary ("GLIC"), in the form of indemnity reinsurance agreements. In accordance with the terms of the reinsurance agreements, GLIC will effect assumption and novation of the reinsured contracts, to the extent permitted by law, by July 31, 2008.

     The Company reinsures the new production of fixed annuities and the riders containing benefit guarantees related to variable annuities to affiliated and non-affiliated reinsurers.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Direct premiums......................................  $ 654   $ 599   $ 413
Reinsurance assumed..................................     17      21      38
Reinsurance ceded....................................   (318)   (312)   (170)
                                                       -----   -----   -----
Net premiums.........................................  $ 353   $ 308   $ 281
                                                       =====   =====   =====
Reinsurance recoverables netted against policyholder
  benefits and claims................................  $ 671   $ 635   $ 560
                                                       =====   =====   =====



     Reinsurance recoverables, included in premiums and other receivables, were $4.9 billion and $4.6 billion at December 31, 2007 and 2006, respectively, including $3.4 billion and $3.0 billion at December 31, 2007 and 2006, respectively, relating to reinsurance on the run-off LTC business and $1.2 billion and $1.3 billion at December 31, 2007 and 2006, respectively, relating to reinsurance on the run-off of workers' compensation business. Reinsurance and ceded commissions payables, included in other liabilities, were $128 million and $99 million at December 31, 2007 and 2006, respectively.

     The Company has reinsurance agreements with MetLife and certain of its subsidiaries, including MLIC, Reinsurance Group of America, Incorporated, MetLife Reinsurance Company of South Carolina ("MRSC"), Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company ("GALIC"), Mitsui Sumitomo MetLife Insurance Co., Ltd. and MetLife Reinsurance Company of Vermont ("MRV"). At December 31, 2007, the Company had reinsurance-related assets and liabilities from these agreements totaling $3.4 billion and $1.7 billion,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


respectively. At December 31, 2006, comparable assets and liabilities were $2.8 billion and $1.2 billion, respectively.

     The following table reflects related party reinsurance information:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                       ----------------------
                                                       2007     2006     2005
                                                       ----     ----     ----
                                                            (IN MILLIONS)
Assumed premiums.....................................  $ 17     $ 21     $ 38
Assumed fees, included in universal life and
  investment-type product policy fees................  $119     $ 65     $194
Assumed fees, included in net investment gains
  (losses)...........................................  $ --     $ --     $  6
Assumed benefits, included in policyholder benefits
  and claims.........................................  $ 18     $ 11     $ 32
Assumed benefits, included in interest credited to
  policyholder account balances......................  $ 53     $ 49     $ 42
Assumed acquisition costs, included in other
  expenses...........................................  $ 39     $ 58     $111
Ceded premiums.......................................  $ 32     $ 21     $ 12
Ceded fees, included in universal life and
  investment-type product policy fees................  $216     $130     $ 93
Interest earned on ceded reinsurance, included in
  other revenues.....................................  $ 85     $ 68     $ 55
Ceded benefits, included in policyholder benefits and
  claims.............................................  $ 95     $ 86     $ 92
Interest costs on ceded reinsurance, included in
  other expenses.....................................  $ 33     $ 77     $182


     The Company has assumed risks related to guaranteed minimum benefit riders from an affiliated joint venture under a reinsurance contract. Such guaranteed minimum benefit riders are embedded derivatives and are included within net investment gains (losses). The assumed amounts were $(113) million, $57 million and $28 million for the years ended December 31, 2007, 2006 and 2005, respectively. These risks have been retroceded in full to another affiliate under a retrocessional agreement resulting in no net impact on net investment gains (losses).

     The Company has also ceded risks related to guaranteed minimum benefit riders written by the Company to another affiliate. The guaranteed minimum benefit riders directly written by the Company are embedded derivatives and changes in their fair value are included within net investment gains (losses). The ceded reinsurance also contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The ceded amounts were $276 million, $(31) million and $5 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Effective December 20, 2007, MLI-USA recaptured two ceded blocks of business (the "Recaptured Business") from Exeter. The Recaptured Business consisted of two blocks of universal life secondary guarantee risk, one assumed from GALIC, and the other written by MLI-USA. As a result of the recapture, MLI-USA received $258 million of assets from Exeter, reduced receivables from affiliates, included in premiums and other receivables, by $112 million and reduced other assets by $124 million. The recapture resulted in a pre-tax gain of $22 million. Concurrent with the recapture, the same business was ceded to MRV. The cession does not transfer risk to MRV and is therefore accounted for under the deposit method. MLI-USA transferred $258 million of assets to MRV as a result of this cession, and recorded a receivable from affiliates, included in premiums and other receivables, of $258 million.

     Effective December 31, 2007, MLI-USA entered into a reinsurance agreement to cede two blocks of business to MRV, on a 90% coinsurance funds withheld basis. This agreement covered certain term and certain universal life policies issued in 2007 and to be issued during 2008 by MLI-USA. This agreement transfers risk to MRV and, therefore, is accounted for as reinsurance. As a result of the agreement, DAC decreased $136 million, affiliated

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


reinsurance recoverables, included in premiums and other receivables, increased $326 million, MLI-USA recorded a funds withheld liability for $223 million, included in other liabilities, and unearned revenue, included in other policyholder funds, was reduced by $33 million.

     On December 1, 2006, the Company acquired a block of structured settlement business from Texas Life Insurance Company ("Texas Life"), a wholly-owned subsidiary of MetLife, through an assumptive reinsurance agreement. This transaction increased future policy benefits of the Company by $1.3 billion and decreased deferred income tax liabilities by $142 million at December 31, 2006. During the year ended December 31, 2007, the receivable from Texas Life related to premiums and other considerations of $1.2 billion held at December 31, 2006 was settled with $901 million of cash and $304 million of fixed maturity securities.

     Effective January 1, 2005, MLI-USA entered into a reinsurance agreement to assume an in-force block of business from GALIC. This agreement covered certain term and universal life policies issued by GALIC on and after January 1, 2000 through December 31, 2004. This agreement also covered certain term and universal life policies issued on or after January 1, 2005. MLI-USA paid and deferred 100% of a ceding commission to GALIC of $386 million resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005.

10.  LONG-TERM DEBT -- AFFILIATED

     Long-term debt outstanding is as follows:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2007   2006
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Surplus notes, interest rate 7.349%, due 2035.....................  $400   $400
Surplus notes, interest rate LIBOR plus 1.15%, maturity date
  2009............................................................   200     --
Surplus notes, interest rate 5%, due upon request.................    25     25
Surplus notes, interest rate LIBOR plus 0.75%, due upon request...    10     10
                                                                    ----   ----
Total long-term debt -- affiliated................................  $635   $435
                                                                    ====   ====



     MetLife Credit Corp., an affiliate, is the holder of a surplus note issued by the Company during the fourth quarter of 2007 in the amount of $200 million at December 31, 2007.

     MetLife is the holder of a surplus note issued by MLI-USA in the amount of $400 million at December 31, 2007 and 2006.

     MLIG is the holder of two surplus notes issued by MLI-USA in the amounts of $25 million and $10 million at both December 31, 2007 and 2006. These surplus notes may be redeemed, in whole or in part, at the election of the Company at any time, subject to the prior approval of the insurance department of the state of domicile.

     Payments of interest and principal on these surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

     The aggregate maturities of long-term debt as of December 31, 2007 are $200 million in 2009, $400 million in 2035, and $35 million payable upon request and regulatory approval.

     Interest expense related to the Company's indebtedness, included in other expenses, was $33 million, $31 million and $25 million for the years ended December 31, 2007, 2006 and 2005, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

11.  INCOME TAXES

     The provision for income tax from continuing operations is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Current:
  Federal..............................................  $(10)  $ 18   $ (3)
  State and local......................................     4     --     (2)
  Foreign..............................................     1     --     --
                                                         ----   ----   ----
  Subtotal.............................................    (5)    18     (5)
                                                         ----   ----   ----
Deferred:
  Federal..............................................  $306   $212   $162
  State and local......................................    --     (2)    (1)
  Foreign..............................................   (19)    --     --
                                                         ----   ----   ----
  Subtotal.............................................   287    210    161
                                                         ----   ----   ----
Provision for income tax...............................  $282   $228   $156
                                                         ====   ====   ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Tax provision at U.S. statutory rate...................  $342   $288   $191
Tax effect of:
  Tax-exempt investment income.........................   (65)   (62)   (27)
  Prior year tax.......................................     9     (9)    (9)
  Foreign tax rate differential and change in valuation
     allowance.........................................    (5)    12     --
  State tax, net of federal benefit....................     3     --      2
  Other, net...........................................    (2)    (1)    (1)
                                                         ----   ----   ----
Provision for income tax...............................  $282   $228   $156
                                                         ====   ====   ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                              DECEMBER 31,
                                                           -----------------
                                                             2007      2006
                                                           -------   -------
                                                             (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other reserves................  $ 1,929   $ 2,238
  Net unrealized investment losses.......................      195       171
  Capital loss carryforwards.............................      150       155
  Investments............................................       54        63
  Net operating loss carryforwards.......................       42        10
  Tax credits............................................       20        --
  Operating lease reserves...............................       13        13
  Employee benefits......................................       --         3
  Litigation-related.....................................       --         1
  Other..................................................       15        20
                                                           -------   -------
                                                             2,418     2,674
  Less: Valuation allowance..............................       --         4
                                                           -------   -------
                                                             2,418     2,670
                                                           -------   -------
Deferred income tax liabilities:
  DAC and VOBA...........................................   (1,570)   (1,663)
                                                           -------   -------
                                                            (1,570)   (1,663)
                                                           -------   -------
Net deferred income tax asset............................  $   848   $ 1,007
                                                           =======   =======



     Domestic net operating loss carryforwards amount to $29 million at December 31, 2007 and will expire beginning in 2025. Foreign net operating loss carryforwards amount to $113 million at December 31, 2007 with indefinite expiration. Capital loss carryforwards amount to $430 million at December 31, 2007 and will expire beginning in 2010. Tax credit carryforwards amount to $20 million at December 31, 2007.

     The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2007, the Company recorded a reduction of $4 million to the deferred income tax valuation allowance related to certain foreign net operating loss carryforwards.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2003 and is no longer subject to foreign income tax examinations for the years prior to 2006.

     The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. The Company reclassified, at adoption, $64 million of deferred income tax liabilities, for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility, to the liability for unrecognized tax benefits. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


accelerate the payment of cash to the taxing authority to an earlier period. The total amount of unrecognized tax benefits as of January 1, 2007 that would affect the effective tax rate, if recognized, was $5 million. The Company also had less than $1 million of accrued interest, included within other liabilities, as of January 1, 2007. The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

     As of December 31, 2007, the Company's total amount of unrecognized tax benefits is $53 million and there are no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized. The total amount of unrecognized tax benefit decreased by $11 million from the date of adoption primarily due to a settlement reached with the Internal Revenue Service ("IRS") with respect to a post-sale purchase price adjustment. As a result of the settlement, an item within the liability for unrecognized tax benefits, in the amount of $6 million, was reclassified to deferred income taxes. The Company does not anticipate any material change in the total amount of unrecognized tax benefits over the ensuing 12 month period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits for the year ended December 31, 2007, is as follows:

                                                            TOTAL UNRECOGNIZED
                                                               TAX BENEFITS
                                                            ------------------
                                                               (IN MILLIONS)
Balance at January 1, 2007 (date of adoption).............          $64
Reductions for tax positions of prior years...............           (2)
Additions for tax positions of current year...............            5
Reductions for tax positions of current year..............           (8)
Settlements with tax authorities..........................           (6)
                                                                    ---
Balance at December 31, 2007..............................          $53
                                                                    ===



     During the year ended December 31, 2007, the Company recognized $2 million in interest expense associated with the liability for unrecognized tax benefits. As of December 31, 2007, the Company had $3 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $2 million from the date of adoption.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the year ended December 31, 2007, the Company recognized an income tax benefit of $64 million related to the separate account DRD.

     The Company will file a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Under the tax allocation agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by such tax allocation agreement.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

12. CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2007.

     The Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor or taxpayer. Further, federal, state or industry regulatory or governmental authorities may conduct investigations, serve subpoenas or make other inquiries concerning a wide variety of issues, including the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Other Assets:
     Premium tax offset for future undiscounted assessments..   $ 8    $ 9
     Premium tax offsets currently available for paid
       assessments...........................................     1      1
                                                                ---    ---
                                                                $ 9    $10
                                                                ===    ===
Liability:
  Insolvency assessments.....................................   $17    $19
                                                                ===    ===



     Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2007, 2006 and 2005.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into lease agreements for office space. Future sublease income is projected to be insignificant. Future minimum rental income and minimum gross rental payments relating to these lease agreements are as follows:

                                                                      GROSS
                                                           RENTAL    RENTAL
                                                           INCOME   PAYMENTS
                                                           ------   --------
                                                             (IN MILLIONS)
2008.....................................................    $ 3       $15
2009.....................................................    $ 3       $ 8
2010.....................................................    $ 3       $ 6
2011.....................................................    $ 3       $ 6
2012.....................................................    $ 3       $--
Thereafter...............................................    $80       $--

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.4 billion and $616 million at December 31, 2007 and 2006, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $626 million and $665 million at December 31, 2007 and 2006, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $488 million and $173 million at December 31, 2007 and 2006, respectively.

  OTHER COMMITMENTS

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2007, the Company had agreed to fund up to $60 million of cash upon the request of an affiliate and had transferred collateral consisting of various securities with a fair market value of $73 million to custody accounts to secure the notes. The counterparties are permitted by contract to sell or repledge this collateral.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. During the second quarter of 2007, MLII was sold to a third party. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $434 million and $444 million at December 31, 2007 and 2006, respectively. The Company does not have any collateral related to this guarantee, but has recorded a liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at December 31, 2007. The remainder of the risk was ceded to external reinsurers. The Company did not have a recorded liability related to this guarantee at December 31, 2006.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations that generally require payment of principal outstanding due in exchange for the referenced credit obligation. If a credit event, as defined by the contract, occurs the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, was $324 million at December 31, 2007. The credit default swaps expire at various times during the next ten years.

13.  EMPLOYEE BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating affiliate in qualified and non-qualified, noncontributory defined benefit pension and other postretirement plans sponsored by MLIC. Employees were credited with prior service recognized by Citigroup, solely (with regard to pension purposes) for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the Acquisition Date. Net periodic expense related to these plans was based on the employee population at the beginning of the year. During 2006, the employees of the Company were transferred to MetLife Group, Inc., a wholly-owned subsidiary of MetLife ("MetLife Group"), therefore no pension expense was allocated to the Company for the year ended December 31, 2007. Pension expense of $8 million related to the MLIC plans was allocated to the Company for the year ended December 31, 2006. There were no expenses allocated to the Company for the six months ended December 31, 2005.

14.  EQUITY

  COMMON STOCK

     The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding as of December 31, 2007. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife, Inc. and the remaining shares are owned by MLIG.

  CAPITAL CONTRIBUTIONS

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA, and the associated deferred income tax liability, which is more fully described in Note 8.

     See also Note 3 for information related to the change in the reporting entity.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Insurance Company of Connecticut and MLI-USA each exceeded the minimum RBC requirements for all periods presented herein.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Connecticut Insurance Department and the Delaware Department of Insurance have adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Connecticut and Delaware, respectively. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Further, statutory accounting principles do not give recognition to purchase accounting adjustments made as a result of the Acquisition.

     Statutory net income of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $1.1 billion, $856 million and $1.0 billion for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $4.2 billion and $4.1 billion at December 31, 2007 and 2006, respectively. Due to the merger of MLAC with and into MetLife Insurance Company of Connecticut, the 2006 statutory net income balance was adjusted.

     Statutory net loss of MLI-USA, a Delaware domiciled insurer, was $1.1 billion, $116 million and $227 million for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $584 million and $575 million at December 31, 2007 and 2006, respectively.

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Connecticut Commissioner") and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the Acquisition on July 1, 2005, under Connecticut State Insurance Law, all dividend payments by MetLife Insurance Company of Connecticut through June 30, 2007 required prior approval of the Connecticut Commissioner. In the third quarter of 2006, after receiving regulatory approval from the Connecticut Commissioner, MetLife Insurance Company of Connecticut paid a $917 million dividend. Of that amount,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


$259 million was a return of capital. In the fourth quarter of 2007, MetLife Insurance Company of Connecticut paid a dividend of $690 million. Of that amount, $404 million was a return of capital as approved by the insurance regulator. During 2008, MetLife Insurance Company of Connecticut is permitted to pay, without regulatory approval, a dividend of $1,026 million.

     Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to its parent as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a cash dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance ("Delaware Commissioner") and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. MLI-USA did not pay dividends for the years ended December 31, 2007 and 2006. Because MLI-USA's statutory unassigned funds surplus is negative, MLI-USA cannot pay any dividends without prior approval of the Delaware Commissioner in 2008.

OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2007, 2006 and 2005 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                      -----------------------
                                                       2007    2006     2005
                                                      -----   -----   -------
                                                           (IN MILLIONS)
Holding gains (losses) on investments arising during
  the year..........................................  $(358)  $(434)  $(1,148)
Income tax effect of holding gains (losses).........    122     147       402
Reclassification adjustments:
  Recognized holding (gains) losses included in
     current year income............................    260     487       295
  Amortization of premiums and accretion of
     discounts associated with investments..........     --      60        96
  Income tax effect.................................    (88)   (186)     (137)
Allocation of holding gains on investments relating
  to other policyholder amounts.....................     27      42        71
Income tax effect of allocation of holding gains to
  other policyholder amounts........................    (10)    (14)      (25)
                                                      -----   -----   -------
Net unrealized investment gains (losses)............    (47)    102      (446)
                                                      -----   -----   -------
Foreign currency translation adjustment.............     26      (2)        2
                                                      -----   -----   -------
Other comprehensive income (loss)...................  $ (21)  $ 100   $  (444)
                                                      =====   =====   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

15.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                      --------------------------
                                                        2007      2006     2005
                                                      -------   -------   ------
                                                             (IN MILLIONS)
Compensation........................................  $   125   $   134   $  106
Commissions.........................................      633       712      931
Interest and debt issue costs.......................       35        31       25
Amortization of DAC and VOBA........................      740       488      288
Capitalization of DAC...............................     (682)     (721)    (886)
Rent, net of sublease income........................        5        11        7
Minority interest...................................       --        26        1
Insurance tax.......................................       44        42       10
Other...............................................      555       450      196
                                                      -------   -------   ------
  Total other expenses..............................   $1,455    $1,173    $ 678
                                                      =======   =======   ======



     See Notes 9, 10 and 19 for discussion of affiliated expenses included in the table above.

16.  BUSINESS SEGMENT INFORMATION

     The Company has two operating segments, Individual and Institutional, as well as Corporate & Other. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements.

     Individual offers a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance and other insurance products and services. Corporate & Other contains the excess capital not allocated to the business segments, various start-up entities and run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and the elimination of intersegment transactions.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2007, 2006 and 2005. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Subsequent to the Acquisition Date, the Company allocates equity to each segment based upon the economic capital model used by MetLife that allows MetLife and the Company to effectively manage their capital. The Company evaluates the performance of each segment based upon net income excluding net investment gains (losses), net of income tax, and adjustments related to net investment gains (losses), net of income tax.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2007                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
------------------                            ----------   -------------   -----------   --------
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
Premiums....................................    $   295       $    34        $    24     $    353
Universal life and investment-type product
  policy fees...............................      1,370            39              2        1,411
Net investment income.......................      1,090         1,510            293        2,893
Other revenues..............................        237            14             --          251
Net investment gains (losses)...............        116          (314)            --         (198)
Policyholder benefits and claims............        479           466             33          978
Interest credited to policyholder account
  balances..................................        661           643             --        1,304
Other expenses..............................      1,329            50             76        1,455
                                                -------       -------        -------     --------
Income from continuing operations before
  provision for income tax..................        639           124            210          973
Provision for income tax....................        227            41             14          282
                                                -------       -------        -------     --------
Income from continuing operations...........        412            83            196          691
Income from discontinued operations, net of
  income tax................................         --             4             --            4
                                                -------       -------        -------     --------
Net income..................................    $   412       $    87        $   196     $    695
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $82,214       $35,173        $11,195     $128,582
DAC and VOBA................................    $ 4,930       $    16        $     2     $  4,948
Goodwill....................................    $   234       $   312        $   407     $    953
Separate account assets.....................    $51,398       $ 2,469        $    --     $ 53,867
Policyholder liabilities....................    $24,122       $26,169        $ 4,933     $ 55,224
Separate account liabilities................    $51,398       $ 2,469        $    --     $ 53,867

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2006                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
------------------                            ----------   -------------   -----------   --------
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
Premiums....................................    $   218       $    65        $    25     $    308
Universal life and investment- type product
  policy fees...............................      1,244            24             --        1,268
Net investment income.......................        985         1,449            405        2,839
Other revenues..............................        195            15              2          212
Net investment gains (losses)...............       (194)         (282)           (45)        (521)
Policyholder benefits and claims............        315           450             27          792
Interest credited to policyholder account
  balances..................................        669           647             --        1,316
Other expenses..............................      1,045            16            112        1,173
                                                -------       -------        -------     --------
Income from continuing operations before
  provision for income tax..................        419           158            248          825
Provision for income tax....................        145            55             28          228
                                                -------       -------        -------     --------
Net income..................................    $   274       $   103        $   220     $    597
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $76,897       $35,982        $11,208     $124,087
DAC and VOBA................................    $ 4,946       $   165        $    --     $  5,111
Goodwill....................................    $   234       $   312        $   407     $    953
Separate account assets.....................    $47,566       $ 2,501        $    --     $ 50,067
Policyholder liabilities....................    $24,429       $27,391        $ 4,446     $ 56,266
Separate account liabilities................    $47,566       $ 2,501        $    --     $ 50,067



FOR THE YEAR ENDED                                                        CORPORATE &
DECEMBER 31, 2005(1)                         INDIVIDUAL   INSTITUTIONAL      OTHER       TOTAL
--------------------                         ----------   -------------   -----------   ------
                                                               (IN MILLIONS)
STATEMENT OF INCOME:
Premiums...................................     $ 152          $116           $ 13      $  281
Universal life and investment-type product
  policy fees..............................       845            17             --         862
Net investment income......................       530           712            196       1,438
Other revenues.............................       121            10              1         132
Net investment gains (losses)..............      (113)          (87)             2        (198)
Policyholder benefits and claims...........       224           324             22         570
Interest credited to policyholder account
  balances.................................       417           303             --         720
Other expenses.............................       640            30              8         678
                                                -----          ----           ----      ------
Income from continuing operations before
  provision for income tax.................       254           111            182         547
Provision for income tax...................        53            38             65         156
                                                -----          ----           ----      ------
Net income.................................     $ 201          $ 73           $117      $  391
                                                =====          ====           ====      ======



--------

   (1) Includes six months of results for MetLife Insurance Company of Connecticut and its subsidiaries and twelve months of results for MLI-USA.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2007, 2006 and 2005. Substantially all of the Company's revenues originated in the United States.

17.  DISCONTINUED OPERATIONS

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

     In the Institutional segment, the Company had net investment income of $1 million, net investment gains of $5 million and income tax of $2 million related to discontinued operations resulting in income from discontinued operations of $4 million, net of income tax, for the year ended December 31, 2007. The Company had $1 million of investment income and $1 million of investment expense resulting in no change to net investment income for the year ended December 31, 2006. The Company did not have investment income or expense related to discontinued operations for the year ended December 31, 2005.

     There was no carrying value of real estate related to discontinued operations at December 31, 2007. The carrying value of real estate related to discontinued operations was $7 million at December 31, 2006.

18.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts. The implementation of SFAS 157 may impact the fair value assumptions and methodologies associated with the valuation of assets and liabilities. See also Note 1 regarding the adoption of SFAS 157.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Amounts related to the Company's financial instruments are as follows:

                                                   NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT      VALUE    FAIR VALUE
DECEMBER 31, 2007                                  --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................              $45,671     $45,671
  Equity securities..............................              $   952     $   952
  Mortgage and consumer loans....................              $ 4,404     $ 4,407
  Policy loans...................................              $   913     $   913
  Short-term investments.........................              $ 1,335     $ 1,335
  Cash and cash equivalents......................              $ 1,774     $ 1,774
  Accrued investment income......................              $   637     $   637
  Mortgage loan commitments......................    $626      $    --     $   (11)
  Commitments to fund bank credit facilities and
     private corporate bond investments..........    $488      $    --     $   (31)
Liabilities:
  Policyholder account balances..................              $28,112     $27,707
  Long-term debt -- affiliated...................              $   635     $   609
  Payables for collateral under securities loaned
     and other transactions......................              $10,471     $10,471



                                                   NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT      VALUE    FAIR VALUE
DECEMBER 31, 2006                                  --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................              $47,846     $47,846
  Equity securities..............................              $   795     $   795
  Mortgage and consumer loans....................              $ 3,595     $ 3,547
  Policy loans...................................              $   918     $   918
  Short-term investments.........................              $   777     $   777
  Cash and cash equivalents......................              $   649     $   649
  Accrued investment income......................              $   597     $   597
  Mortgage loan commitments......................    $665      $    --     $     1
  Commitments to fund bank credit facilities and
     private corporate bond investments..........    $173      $    --     $    --
Liabilities:
  Policyholder account balances..................              $29,780     $28,028
  Long-term debt -- affiliated...................              $   435     $   425
  Payables for collateral under securities loaned
     and other transactions......................              $ 9,155     $ 9,155

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS, COMMITMENTS TO FUND BANK CREDIT FACILITIES, AND PRIVATE CORPORATE BOND INVESTMENTS

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, commitments to fund bank credit facilities, and private corporate bond investments the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximate fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  LONG-TERM DEBT -- AFFILIATED

     The fair values of long-term debt are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, floors, and options are based upon quotations obtained from dealers or other reliable sources. See Note 5 for derivative fair value disclosures.

19.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a Master Service Agreement with MLIC, which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $170 million, $93 million and $15 million, included in other expenses, for services performed under the Master Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into a Service Agreement with MetLife Group, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $107 million, $154 million and $49 million, included in other expenses, for services performed under the Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into various additional agreements with other affiliates for services necessary to conduct its activities. Typical services provided under these additional agreements include management, policy administrative functions and distribution services. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $198 million, $190 million and $48 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In 2005, the Company entered into Broker-Dealer Wholesale Sales Agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, fixed rate insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $89 million and $65 million, included in other expenses, for the years ended December 31, 2007 and 2006, respectively. The Company did not incur any such expenses for the year ended December 31, 2005.

     The Company had net payables to affiliates of $27 million and $9 million at December 31, 2007 and 2006, respectively, related to the expenses discussed above. These payables exclude affiliated reinsurance expenses discussed in Note 9.

     See Notes 4, 8, 9 and 10 for additional related party transactions.

20.  SUBSEQUENT EVENT

     On April 1, 2008, MICC entered into an agreement to issue a $750 million surplus note to MetLife Capital Trust X, an affiliate, with an interest rate of 8.595%.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2007
                                  (IN MILLIONS)

                                                                                     AMOUNT AT
                                                      COST OR         ESTIMATED   WHICH SHOWN ON
                                                AMORTIZED COST (1)   FAIR VALUE    BALANCE SHEET
TYPE OF INVESTMENTS                             ------------------   ----------   --------------
Fixed Maturity Securities:
  Bonds:
     U.S. Treasury/agency securities..........        $ 3,976          $ 4,091        $ 4,091
     State and political subdivision
       securities.............................            611              575            575
     Foreign government securities............            635              688            688
     Public utilities.........................          2,546            2,500          2,500
     All other corporate bonds................         19,661           19,242         19,242
  Mortgage-backed and asset-backed
     securities...............................         17,332           17,207         17,207
  Redeemable preferred stock..................          1,503            1,368          1,368
                                                      -------          -------        -------
     Total fixed maturity securities..........         46,264           45,671         45,671
                                                      -------          -------        -------
Equity Securities:
  Common stock:
     Banks, trust and insurance companies.....              1                1              1
     Industrial, miscellaneous and all other..            214              216            216
  Non-redeemable preferred stock..............            777              735            735
                                                      -------          -------        -------
     Total equity securities..................            992              952            952
                                                      -------          -------        -------
Mortgage and consumer loans...................          4,404                           4,404
Policy loans..................................            913                             913
Real estate and real estate joint ventures....            541                             541
Other limited partnership interests...........          1,130                           1,130
Short-term investments........................          1,335                           1,335
Other invested assets.........................          1,445                           1,445
                                                      -------                         -------
       Total investments......................        $57,024                         $56,391
                                                      =======                         =======



--------

   (1) Cost or amortized cost for fixed maturity securities and mortgage and consumer loans represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; for real estate, cost represents original cost reduced by writedowns and adjusted for valuation allowances and depreciation; cost for real estate joint ventures and other limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)

                                             DAC       FUTURE POLICY     POLICYHOLDER
                                             AND    BENEFITS AND OTHER      ACCOUNT       UNEARNED
SEGMENT                                     VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE (1)
-------                                    ------   ------------------   ------------   -----------
2007
Individual...............................  $4,930         $ 4,022           $20,100         $342
Institutional............................      16          12,570            13,599           --
Corporate & Other........................       2           4,761               172            1
                                           ------         -------           -------         ----
                                           $4,948         $21,353           $33,871         $343
                                           ======         =======           =======         ====
2006
Individual...............................  $4,946         $ 3,769           $20,660         $260
Institutional............................     165          12,895            14,496            3
Corporate & Other........................      --           4,503               (57)          --
                                           ------         -------           -------         ----
                                           $5,111         $21,167           $35,099         $263
                                           ======         =======           =======         ====
2005
Individual...............................  $4,753         $ 3,452           $21,403         $141
Institutional............................     161          11,880            16,460            1
Corporate & Other........................      --           4,305               (23)          --
                                           ------         -------           -------         ----
                                           $4,914         $19,637           $37,840         $142
                                           ======         =======           =======         ====



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds column.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           SCHEDULE III -- (CONTINUED)

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)

                                                                          AMORTIZATION OF
                               PREMIUM         NET        POLICYHOLDER      DAC AND VOBA       OTHER
                             REVENUE AND   INVESTMENT     BENEFITS AND       CHARGED TO      OPERATING   PREMIUMS WRITTEN
SEGMENT                    POLICY CHARGES    INCOME    INTEREST CREDITED   OTHER EXPENSES  EXPENSES (1)  (EXCLUDING LIFE)
-------                    --------------  ----------  -----------------  ---------------  ------------  ----------------
2007
Individual...............      $1,665        $1,090          $1,140             $717           $612             $--
Institutional............          73         1,510           1,109               23             27               7
Corporate & Other........          26           293              33               --             76              25
                               ------        ------          ------             ----           ----             ---
                               $1,764        $2,893          $2,282             $740           $715             $32
                               ======        ======          ======             ====           ====             ===
2006
Individual...............      $1,462        $  985          $  984             $481           $564             $--
Institutional............          89         1,449           1,097                6             10               9
Corporate & Other........          25           405              27                1            111              25
                               ------        ------          ------             ----           ----             ---
                               $1,576        $2,839          $2,108             $488           $685             $34
                               ======        ======          ======             ====           ====             ===
2005 (2)
Individual...............      $  997        $  530          $  641             $287           $353             $--
Institutional............         133           712             627                1             29               9
Corporate & Other........          13           196              22               --              8              13
                               ------        ------          ------             ----           ----             ---
                               $1,143        $1,438          $1,290             $288           $390             $22
                               ======        ======          ======             ====           ====             ===



--------

   (1) Includes other expenses excluding amortization of DAC and VOBA charged to other expenses.

   (2) Includes six months of results for MetLife Insurance Company of Connecticut and twelve months of results for MLI-USA.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2007
Life insurance in-force.............    $189,630     $152,943   $13,934     $50,621      27.5%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    384     $     82   $    17     $   319       5.3%
Accident and health.................         270          236        --          34        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    654     $    318   $    17     $   353       4.8%
                                        ========     ========   =======     =======




                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2006
Life insurance in-force.............    $153,390     $119,281   $14,374     $48,483      29.6%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    323     $     72   $    21     $   272       7.7%
Accident and health.................         276          240        --          36        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    599     $    312   $    21     $   308       6.8%
                                        ========     ========   =======     =======




                                                                                      % AMOUNT
                                                                                       ASSUMED
                                      GROSS AMOUNT    CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   -------   -------   ----------   --------
2005 (1)
Life insurance in-force.............    $126,362     $93,686   $16,921     $49,597      34.1%
                                        ========     =======   =======     =======
Insurance premium
Life insurance......................    $    269     $    45   $    38     $   262      14.5%
Accident and health.................         144         125        --          19        --%
                                        --------     -------   -------     -------
  Total insurance premium...........    $    413     $   170   $    38     $   281      13.5%
                                        ========     =======   =======     =======



     For the year ended December 31, 2007, reinsurance ceded and assumed included affiliated transactions of $32 million and $17 million, respectively. For the year ended December 31, 2006, both reinsurance ceded and assumed included affiliated transactions of $21 million. For the year ended December 31, 2005, reinsurance ceded and assumed included affiliated transactions of $12 million and $38 million, respectively.

--------

   (1) Includes six months of results for MetLife Insurance Company of Connecticut and twelve months of results for MLI-USA.

                            PIONEER ANNUISTAR ANNUITY
                             PORTFOLIO ARCHITECT II
                             PIONEER ANNUISTAR VALUE

                       STATEMENT OF ADDITIONAL INFORMATION

         METLIFE OF CT SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415

MLAC-Book-72-73-87                                         April 28, 2008

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:


     (1)  Statement of Assets and Liabilities as of December 31, 2007



     (2)  Statement of Operations for the year ended December 31, 2007



     (3) Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006


     (4)  Notes to Financial Statements

The consolidated financial statements and schedules of MetLife Insurance Company of Connecticut and subsidiaries and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of MetLife Insurance Company of Connecticut and subsidiaries include:


     (1)  Consolidated Balance Sheets as of December 31, 2007 and 2006



     (2) Consolidated Statements of Income for the years ended December 31, 2007, December 31, 2006 and 2005



     (3) Consolidated Statements of Stockholder's Equity for the years ended December 31, 2007, 2006 and 2005



     (4) Consolidated Statements of Cash Flows for the year ended December 31, 2007, 2006 and 2005


     (5)  Notes to Consolidated Financial Statements

     (6)  Financial Statement Schedules

(b)  Exhibits

EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------
1(a).     Resolution of The Travelers Life and Annuity Company Board of
          Directors authorizing the establishment of the Registrant.
          (Incorporated herein by reference to Exhibit 1 to the Registration
          Statement on Form N-4, File No. 333-40191, filed November 13, 1997.)

1(b).     Resolution of Board of Directors of MetLife Insurance Company of
          Connecticut (including Agreement and Plan of Merger.) (Incorporated herein by reference to Exhibit 1(b) to Registrant's Registration
          Statement on Form N-4, File Nos. 333-101815/811-21267, filed December
          7, 2007.)

2.        Not Applicable.

3(a).     Distribution and Principal Underwriting Agreement among the
          Registrant, The Travelers Life and Annuity Company and Travelers
          Distributions LLC (Incorporated herein by reference to Exhibit 3(a) to Post-Effective Amendment No. 4 to the Registration Statement on
          Form N-4, File No. 333-58809, filed February 26, 2001.)

3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The Travelers Fund
          ABD for Variable Annuities' Registration Statement on Form N-4, File
          No. 033-65343, filed April 6, 2006.)

3(c).     Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC).
          (Incorporated herein by reference to Exhibit 3(c) to Post-Effective
          Amendment No. 16 to MetLife of CT Fund ABD II for Variable Annuities' to the Registration Statement on Form N-4, File Nos. 033-65339/811-
          07463, filed April 6, 2007.)

3(d). Master Retail Sales Agreement (MLIDC). (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 16 to
          MetLife of CT Fund ABD II for Variable Annuities' Registration
          Statement on Form N-4, File Nos. 033-65339/811-07463, filed April 6,
          2007.)

3(e).     Services Agreement between MetLife Investors Distribution Company and
          MetLife Insurance Company of Connecticut and Amendment No. 1 to
          Services Agreement.  (Incorporated herein by reference to Exhibit
          3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for
          Variable Annuities' Registration Statement on Form N-4, File Nos.
          033-73466/811-08242, filed April 7, 2008.)

4(a). Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration
          Statement on Form N-4, File No. 333-101815, filed April 17, 2003.)


EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------
4(b).     Form of Guaranteed Minimum Withdrawal Rider.  (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the
          Registration Statement on Form N-4, File No. 333-101778, filed
          November 19, 2004.)

4(c). Form of Guaranteed Minimum Withdrawal Rider for Life. (Incorporated herein by reference to Exhibit 4(o) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-65922, filed
          December 23, 2005.)

4(d).     Company Name Change Endorsement The Travelers Life and Annuity
          Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund
          ABD II for Variable Annuities' Registration Statement on Form N-4,
          File No. 033-65339, filed April 7, 2006.)

4(e). Merger Endorsement (6-E48-07) (December 7, 2007.) (Incorporated herein by reference to Exhibit 4(e) to Registrant's Registration
          Statement on Form N-4, File Nos. 333-101815/811-21267, filed December
          7, 2007.)

5(a). Form of Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on
          Form N-4, File No. 333-101777, filed April 17, 2003.)

5(b). Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The
          Travelers Fund ABD for Variable Annuities' Registration Statement on
          Form N-4, File No. 033-65343, filed April 6, 2006.)

6(a).     Charter of The Travelers Insurance Company, as amended on October 19,
          1994. (Incorporated herein by reference to Exhibit 3(a)(i) to the Registration Statement on Form S-2, File No. 033-58677, filed via
          Edgar on April 18, 1995.)

6(b).     By-Laws of The Travelers Insurance Company, as amended on October 20,
          1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement on Form S-2, File No. 033-58677, filed via
          Edgar on April 18, 1995.)

6(c). Certificate of Amendment of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No.
          14 to The Travelers Fund ABD for Variable Annuities' Registration
          Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)

6(d).     Certificate of Correction of MetLife Insurance Company of
          Connecticut. (Incorporated herein by reference to Exhibit 6(d) to Post-Effective Amendment No. 11 to MetLife of CT Separate Account
          Nine for Variable Annuities' Registration Statement on Form N-4, File
          Nos. 333-65926/811-09411, filed October 31, 2007.)

7.        Specimen Reinsurance Agreement.  (Incorporated herein by reference to
          Exhibit 7 to Post-Effective Amendment No. 2 to the Registration
          Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

8(a). Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration
          Statement on Form N-6, File No. 333-101778, filed April 21, 2005).

8(b).     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife
          Advisers, LLC, MetLife Investors Distribution Company and MetLife
          Insurance Company of Connecticut effective August 31, 2007.
          (Incorporated herein by reference to Exhibit 8(e) to Post-Effective
          Amendment No. 11 to MetLife of CT Separate Account Nine for Variable
          Annuities' Registration Statement on Form N-4, File Nos. 333-
          65926/811-09411, filed October 31, 2007.)

8(c).     Participation Agreement Among Met Investors Series Trust, Met
          Investors Advisory, LLC, MetLife Investors Distribution Company, The
          Travelers Insurance Company and The Travelers Life and Annuity
          Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The
          Travelers Fund ABD for Variable Annuities' Registration Statement on
          Form N-4, File No. 033-65343, filed April 6, 2006.)

9.        Opinion of Counsel as to the legality of securities being registered.
          (Incorporated herein by reference to Exhibit 9 to Registrant's
          Registration Statement on Form N-4, File Nos. 333-101815/811-21267, filed December 7, 2007.)

10.       Consent of Deloitte & Touche LLP, Independent Registered Public
          Accounting Firm.  Filed herewith.

11.       Not Applicable.

12.       Not Applicable.

13.       Powers of Attorney authorizing Michele H. Abate, John E. Connolly,
          Jr., James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C.
          Swift to act as signatory for Michael K. Farrell, William J.
          Mullaney, Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska,
          Jr.  Filed herewith.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:

MetLife Insurance Company of Connecticut
One Cityplace
Hartford, CT 06103-3415

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
--------------------------   ---------------------------------------------------------------------
Michael K. Farrell           Director and President
10 Park Avenue
Morristown, NJ 07962

William J. Mullaney          Director
1 Metlife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Lisa M. Weber                Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Steven A. Kandarian          Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

James L. Lipscomb            Executive Vice President and General Counsel
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Joseph J. Prochaska, Jr.     Executive Vice President and Chief Accounting Officer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Stanley J. Talbi             Executive Vice President and Chief Financial Officer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Gwenn L. Carr                Senior Vice President and Secretary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Eric T. Steigerwalt          Senior Vice President and Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

William D. Cammarata         Senior Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Elizabeth M. Forget          Senior Vice President
260 Madison Ave
New York, NY 10016

Gene L. Lunman               Senior Vice President
185 Asylum Street
Hartford, CT 06103

Roberto Baron                Vice President and Senior Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

S. Peter Headley             Vice President and Assistant Secretary
3717 W. 100th Street
Suite 700
Overland Park, KS 62210

Daniel D. Jordan             Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116

Bennett D. Kleinberg         Vice President and Actuary
185 Asylum Street
Hartford, CT 06103


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
--------------------------   ---------------------------------------------------------------------
Christopher A. Kremer        Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Paul L. LeClair              Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Jonathan L. Rosenthal        Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Patrick D. Studley           Vice President and Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey N. Altman            Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Steven J. Brash              Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Herbert B. Brown             Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Vincent Cirulli              Vice President
10 Park Avenue
Morristown, NJ 07962

Deidre E. Curran             Vice President
300 Davidson Ave.
Somerset, NJ 08873

James R. Dingler             Vice President
10 Park Avenue
Morristown, NJ 07962

Judith A. Gulotta            Vice President
10 Park Avenue
Morristown, NJ 07962

Gregory M. Harrison          Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

C. Scott Inglis              Vice President
10 Park Avenue
Morristown, NJ 07962

James W. Koeger              Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Joseph J. Massimo            Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Daniel A. O'Neill            Vice President
8717 W. 110(th) Street
Suite 700
Overland Park, KS 62210


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
--------------------------   ---------------------------------------------------------------------
Mark S. Reilly               Vice President
185 Asylum Street
Hartford, CT 06103

Mark J. Remington            Vice President
185 Asylum Street
Hartford, CT 06103

Ragai A. Roushdy             Vice President
10 Park Avenue
Morristown, NJ 07962

Kevin M. Thorwarth           Vice President
10 Park Avenue
Morristown, NJ 07962

Mark. H. Wilsmann            Vice President
10 Park Avenue
Morristown, NJ 07962


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2007

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2007. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

      5.    MetLife Reinsurance Company of Vermont (VT)

      6.    Entrecap Real Estate II, LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by Entrecap Real Estate II, LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            a)    PREFCO Vingt LLC (CT)

            b) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by Entrecap Real Estate II, LLC and 1% general partnership is held by PREFCO Vingt LLC.

     7.     Plaza Drive Properties, LLC (DE)

     8.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) MetA SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    MetLife Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99905% is owned by MetLife International Holdings, Inc. and 0.00095% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 74.5485235740% is owned by MetLife International Holdings, Inc. and 25.451476126% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Services (Singapore) PTE Limited (Australia)

      17. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      18. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      19. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      20.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)

            c)    MetLife Fubon Limited (Japan)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      19.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      20.   Bond Trust Account A (MA)

      21.   MetLife Investments Asia Limited (Hong Kong).

      22. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      23. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      24.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      25.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2) Reinsurance Group of America, Incorporated (MO) - 52% is owned by General American Life Insurance Company.

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Reinsurance Partners, Inc. (MO)

                              (iii) Parkway Reinsuarnce Company (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Atlantic Reinsurance Company, Ltd. (Barbados)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia/Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv) RGA Services India Private Limited (India) - Reinsurance Group of America Incorporated owns 99% of RGA Services India Private Limited and RGA Holdings Limited owns 1%.

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I (DE)

                              (i)   RGA Global Reinsurance Company, Ltd.
                                    (Bermuda)

      26.   Corporate Real Estate Holdings, LLC (DE)

      27. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      28.   MetLife Tower Resources Group, Inc. (DE)

      29.   Headland - Pacific Palisades, LLC (CA)

      30. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      31.   Krisman, Inc. (MO)

      32.   Special Multi-Asset Receivables Trust (DE)

      33.   White Oak Royalty Company (OK)

      34.   500 Grant Street GP LLC (DE)

      35. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      36.   MetLife Canada/MetVie Canada (Canada)

      37.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

            b)   MetLife Investment Funds Management LLC (NJ)

            c)   MetLife Associates LLC (DE)

      38.   Euro CL Investments LLC (DE)

      39.   MEX DF Properties, LLC (DE)

      40. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      41.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      42.   Housing Fund Manager, LLC (DE)

      43. MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC.

      44.   MTC Fund II, LLC (DE)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    MetLife Capital Trust IV (DE)

Y. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% is owned by MetLife Investors Group, Inc. (Life Department)(Accident Department) The operations of the Accident Department have ceased as a result of the transfer of the worker's compensation business to an unrelated party.

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party.

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      7.    MetLife Canadian Property Ventures LLC (NY)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2)    Tower Square Securities Insurance Agency of
                        Ohio, Inc. (OH) 99% is owned by Tower Square Securities, Inc.

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               (i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      16.   Travelers International Investments Ltd. (Cayman Islands)

      17.   Euro TL Investments LLC (DE)

      18.   Corrigan TLP LLC (DE)

      19.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      20. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      21.   Tribeca Distressed Securities L.L.C. (DE)

      22.   MetLife Investors USA Insurance Comapny (DE)

      23.   MetLife Property Ventures Canada ULC (Canada)

Z.    MetLife Reinsurance Company of South Carolina (SC)

AA.   MetLife Investment Advisors Company, LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

CC.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           (i)   MetLife Services East Private Limited (India)

DD.   Soap Acquisition Corporation (NY)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7


ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2008, there were 140 qualified contracts and 213 non-qualified contracts of Pioneer Annuistar; there were 487 qualified contracts and 422 non-qualified contracts of Portfolio Architect II; and there were 80 qualified contracts and 78 non-qualified contracts of Pioneer Annuistar Value offered by the Registrant.


ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the

Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)  MetLife Investors Distribution Company
     5 Park Plaza, Suite 1900
     Irvine, CA 92614

     MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):

MetLife of CT  Fund U for Variable Annuities

MetLife of CT  Fund BD for Variable Annuities

MetLife of CT  Fund BD II for Variable Annuities

MetLife of CT  Fund BD III for Variable Annuities

MetLife of CT  Fund BD IV for Variable Annuities

MetLife of CT  Fund ABD for Variable Annuities

MetLife of CT  Fund ABD II for Variable Annuities

MetLife of CT  Separate Account PF for Variable Annuities

MetLife of CT  Separate Account PF II for Variable Annuities

MetLife of CT  Separate Account QP for Variable Annuities

MetLife of CT  Separate Account QPN for Variable Annuities

MetLife of CT  Separate Account TM for Variable Annuities

MetLife of CT  Separate Account TM II for Variable Annuities

MetLife of CT  Separate Account Five for Variable Annuities

MetLife of CT  Separate Account Six for Variable Annuities

MetLife of CT  Separate Account Seven for Variable Annuities

MetLife of CT  Separate Account Eight for Variable Annuities

MetLife of CT  Separate Account Nine for Variable Annuities

MetLife of CT  Separate Account Ten for Variable Annuities

MetLife of CT  Fund UL for Variable Life Insurance,

MetLife of CT  Fund UL II for Variable Life Insurance

MetLife of CT  Fund UL III for Variable Life Insurance

MetLife of CT  Variable Life Insurance Separate Account One

MetLife of CT  Variable Life Insurance Separate Account Two

MetLife of CT  Variable Life Insurance Separate Account Three



MetLife of CT  Separate Account Eleven for Variable Annuities

MetLife of CT  Separate Account Twelve for Variable Annuities

MetLife of CT  Separate Account Thirteen for Variable Annuities

MetLife of CT  Separate Account Fourteen for Variable Annuities

MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002

MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002


Metropolitan Life Variable Annuity Separate Account I



Metropolitan Life Variable Annuity Separate Account II


Met Investors Series Trust

MetLife Investors Variable Annuity Account One

MetLife Investors Variable Annuity Account Five

MetLife Investors Variable Life Account One

MetLife Investors Variable Life Account Five

MetLife Investors USA Separate Account A

MetLife Investors USA Variable Life Account A

First MetLife Investors Variable Annuity Account One

General American Separate Account Eleven

General American Separate Account Twenty-Eight

General American Separate Account Twenty-Nine

General American Separate Account Two

Security Equity Separate Account Twenty-Six

Security Equity Separate Account Twenty-Seven

Metropolitan Life Separate Account E

Metropolitan Life Separate Account UL

Metropolitan Tower Life Separate Account One

Metropolitan Tower Life Separate Account Two

Paragon Separate Account A

Paragon Separate Account B

Paragon Separate Account C

Paragon Separate Account D
Metropolitan Series Fund, Inc.

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Michael K. Farrell           Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham             Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta           Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Paul A. Sylvester            President, National Sales Manager- Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget          Executive Vice President, Investment Fund Management & Marketing
260 Madison Avenue
New York, NY 10016

Paul A. LaPiana              Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson           Executive Vice President, General Counsel and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Andrew Aiello                Senior Vice President, Channel Head-National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

Jeffrey A. Barker            Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers           Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Myrna F. Solomon             Senior Vice President, Channel Head-Banks
501 Boylston Street
Boston, MA 02116

Leslie Sutherland            Senior Vice President, Channel Head-Broker/Dealers
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Edward C. Wilson             Senior Vice President, Channel Head-Wirehouse
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Curtis Wohlers               Senior Vice President, Channel Head-Planners
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jay S. Kaduson               Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Eric T. Steigerwalt          Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Peter Gruppuso               Vice President, Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

Debora L. Buffington         Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Charles M. Deuth             Vice President, National Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Paul M. Kos                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Deron J. Richens             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Cathy Sturdivant             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros             Vice President
260 Madison Avenue
New York, NY 10016


(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                                                   (2)
                                                   NET
                    (1)                        UNDERWRITING         (3)              (4)              (5)
             NAME OF PRINCIPAL                DISCOUNTS AND   COMPENSATION ON     BROKERAGE          OTHER
                UNDERWRITER                    COMMISSIONS       REDEMPTION      COMMISSIONS      COMPENSATION
             -----------------               ---------------  ---------------  ---------------  ---------------
MetLife Investors..........................    $128,299,602          $0               $0               $0
Distribution Company




ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


METLIFE INSURANCE COMPANY OF CONNECTICUT

ONE CITYPLACE
HARTFORD, CONNECTICUT 06103-3415

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and


(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


(d) To comply with and rely upon the Securities and Exchange Commission No-Action Letter to the American Council of Life Insurance, dated November 28, 1998, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

The MetLife Insurance Company of Connecticut hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MetLife Insurance Company of Connecticut.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Boston, and Commonwealth of Massachusetts, on this 8th day of April 2008.


         METLIFE OF CT SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES
                                  (Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                   (Depositor)

                                        By:       /s/ DANIEL D. JORDAN
                                            ------------------------------------
                                            Daniel D. Jordan, Vice President and
                                                     Assistant Secretary



As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 8th day of April 2008.




          /s/ *MICHAEL K. FARRELL                   President and Director
-----------------------------------------------
              (Michael K. Farrell)

           /s/ *STANLEY J. TALBI                    Executive Vice President and Chief Financial
-----------------------------------------------        Officer
               (Stanley J. Talbi)

       /s/ *JOSEPH J. PROCHASKA, JR.                Executive Vice President and Chief
-----------------------------------------------        Accounting Officer
           (Joseph J. Prochaska, Jr.)

          /s/ *WILLIAM J. MULLANEY                  Director
-----------------------------------------------
             (William J. Mullaney)

             /s/ *LISA M. WEBER                     Director
-----------------------------------------------
                (Lisa M. Weber)



                                        By:     /s/ JOHN E. CONNOLLY, JR.
                                            ------------------------------------
                                            John E. Connolly, Jr., Attorney-in-
                                                            Fact
* MetLife Insurance Company of Connecticut. Executed by John E. Connolly, Jr. on behalf of those indicated pursuant to powers of attorney filed herewith.

                                  EXHIBIT INDEX



10    Consent of Deloitte & Touche LLP, Independent Registered Public
      Accounting Firm.

13    Powers of Attorney.